UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Fidelity® 500 Index Fund

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	7.4
Microsoft Corp.	6.5
Amazon.com, Inc.	3.3
NVIDIA Corp.	3.2
Alphabet, Inc. Class A	2.2
Alphabet, Inc. Class C	1.9
Tesla, Inc.	1.9
Meta Platforms, Inc. Class A	1.7
Berkshire Hathaway, Inc. Class B	1.7
Exxon Mobil Corp.	1.2
31.0

Market Sectors (% of Fund's net assets)

Information Technology	28.2
Health Care	13.1
Financials	12.4
Consumer Discretionary	10.6
Communication Services	8.8
Industrials	8.4
Consumer Staples	6.6
Energy	4.4
Materials	2.5
Real Estate	2.4
Utilities	2.4

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	81,937,799	1,211,860
Verizon Communications, Inc.	48,183,767	1,685,468
		2,897,328
Entertainment - 1.3%
Activision Blizzard, Inc.	8,199,566	754,278
Electronic Arts, Inc.	2,985,895	358,248
Live Nation Entertainment, Inc. (a)(b)	1,649,583	139,439
Netflix, Inc. (a)	5,095,077	2,209,633
Take-Two Interactive Software, Inc. (a)(b)	1,817,263	258,415
The Walt Disney Co. (a)	20,943,532	1,752,555
Warner Bros Discovery, Inc. (a)(b)	25,408,371	333,866
		5,806,434
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	68,092,851	9,272,204
Class C (a)(b)	58,571,833	8,044,841
Match Group, Inc. (a)	3,191,562	149,589
Meta Platforms, Inc. Class A (a)	25,354,449	7,502,128
		24,968,762
Media - 0.8%
Charter Communications, Inc. Class A (a)(b)	1,190,806	521,716
Comcast Corp. Class A	47,672,486	2,229,165
Fox Corp.:
Class A (b)	3,068,291	101,438
Class B	1,582,866	48,309
Interpublic Group of Companies, Inc.	4,424,477	144,282
News Corp.:
Class A	4,344,611	93,366
Class B	1,367,138	30,077
Omnicom Group, Inc. (b)	2,286,720	185,247
Paramount Global Class B (b)	5,811,048	87,689
		3,441,289
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)(b)	6,601,192	899,412
TOTAL COMMUNICATION SERVICES		38,013,225
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.1%
Aptiv PLC (a)	3,100,385	314,534
BorgWarner, Inc.	2,686,262	109,465
		423,999
Automobiles - 2.1%
Ford Motor Co. (b)	45,042,500	546,366
General Motors Co.	15,932,818	533,909
Tesla, Inc. (a)(b)	30,878,006	7,968,996
		9,049,271
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	102,310,598	14,119,886
eBay, Inc.	6,128,853	274,450
Etsy, Inc. (a)(b)	1,413,792	104,013
		14,498,349
Distributors - 0.1%
Genuine Parts Co.	1,610,517	247,585
LKQ Corp.	2,910,360	152,881
Pool Corp. (b)	447,466	163,594
		564,060
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)	423,317	1,314,412
Caesars Entertainment, Inc. (a)	2,466,545	136,301
Carnival Corp. (a)(b)	11,512,017	182,120
Chipotle Mexican Grill, Inc. (a)	316,221	609,244
Darden Restaurants, Inc.	1,386,022	215,540
Domino's Pizza, Inc.	405,036	156,911
Expedia, Inc. (a)(b)	1,634,411	177,154
Hilton Worldwide Holdings, Inc.	3,033,004	450,856
Las Vegas Sands Corp.	3,766,647	206,638
Marriott International, Inc. Class A	2,955,343	601,442
McDonald's Corp.	8,367,925	2,352,642
MGM Resorts International (b)	3,460,817	152,207
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,861,549	80,556
Royal Caribbean Cruises Ltd. (a)(b)	2,520,759	249,404
Starbucks Corp.	13,139,389	1,280,302
Wynn Resorts Ltd.	1,186,904	120,328
Yum! Brands, Inc.	3,210,198	415,335
		8,701,392
Household Durables - 0.4%
D.R. Horton, Inc.	3,557,342	423,395
Garmin Ltd.	1,753,972	185,956
Lennar Corp. Class A	2,908,600	346,385
Mohawk Industries, Inc. (a)	605,782	61,420
Newell Brands, Inc.	4,318,970	45,695
NVR, Inc. (a)	34,982	223,092
PulteGroup, Inc.	2,558,466	209,948
Whirlpool Corp. (b)	627,607	87,840
		1,583,731
Leisure Products - 0.0%
Hasbro, Inc.	1,493,343	107,521
Specialty Retail - 2.1%
AutoZone, Inc. (a)	210,868	533,776
Bath & Body Works, Inc. (b)	2,624,111	96,751
Best Buy Co., Inc. (b)	2,230,554	170,526
CarMax, Inc. (a)(b)	1,813,289	148,109
Lowe's Companies, Inc. (b)	6,835,094	1,575,352
O'Reilly Automotive, Inc. (a)	697,761	655,686
Ross Stores, Inc.	3,920,408	477,545
The Home Depot, Inc.	11,606,638	3,833,673
TJX Companies, Inc.	13,197,759	1,220,529
Tractor Supply Co. (b)	1,255,806	274,394
Ulta Beauty, Inc. (a)	574,092	238,265
		9,224,606
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	14,121,542	1,436,302
Ralph Lauren Corp. (b)	471,032	54,936
Tapestry, Inc.	2,656,752	88,523
VF Corp.	3,786,398	74,819
		1,654,580
TOTAL CONSUMER DISCRETIONARY		45,807,509
CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	2,096,295	138,628
Constellation Brands, Inc. Class A (sub. vtg.) (b)	1,848,088	481,538
Keurig Dr. Pepper, Inc.	9,653,575	324,843
Molson Coors Beverage Co. Class B	2,151,884	136,623
Monster Beverage Corp.	8,757,675	502,778
PepsiCo, Inc.	15,790,339	2,809,417
The Coca-Cola Co.	44,609,285	2,668,974
		7,062,801
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp. (b)	5,082,951	2,791,963
Dollar General Corp.	2,511,293	347,814
Dollar Tree, Inc. (a)(b)	2,383,132	291,600
Kroger Co.	7,485,001	347,229
Sysco Corp.	5,807,297	404,478
Target Corp.	5,290,065	669,458
Walgreens Boots Alliance, Inc. (b)	8,207,774	207,739
Walmart, Inc.	16,076,045	2,614,126
		7,674,407
Food Products - 1.0%
Archer Daniels Midland Co.	6,242,300	495,014
Bunge Ltd. (b)	1,726,045	197,321
Campbell Soup Co. (b)	2,299,690	95,897
Conagra Brands, Inc.	5,466,074	163,326
General Mills, Inc.	6,731,913	455,481
Hormel Foods Corp. (b)	3,319,923	128,116
Kellogg Co.	2,946,376	179,788
Lamb Weston Holdings, Inc.	1,669,981	162,673
McCormick & Co., Inc. (non-vtg.)	2,874,964	235,977
Mondelez International, Inc.	15,608,798	1,112,283
The Hershey Co.	1,688,096	362,704
The J.M. Smucker Co.	1,222,211	177,159
The Kraft Heinz Co.	9,142,856	302,537
Tyson Foods, Inc. Class A	3,273,390	174,373
		4,242,649
Household Products - 1.4%
Church & Dwight Co., Inc. (b)	2,799,618	270,919
Colgate-Palmolive Co.	9,508,041	698,556
Kimberly-Clark Corp.	3,866,862	498,168
Procter & Gamble Co. (b)	27,014,247	4,169,379
The Clorox Co.	1,416,911	221,676
		5,858,698
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,657,575	426,621
Kenvue, Inc.	19,752,695	455,300
		881,921
Tobacco - 0.6%
Altria Group, Inc.	20,459,148	904,704
Philip Morris International, Inc.	17,790,403	1,708,946
		2,613,650
TOTAL CONSUMER STAPLES		28,334,126
ENERGY - 4.4%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	11,603,124	419,917
Halliburton Co.	10,340,452	399,348
Schlumberger Ltd.	16,336,340	963,191
		1,782,456
Oil, Gas & Consumable Fuels - 4.0%
APA Corp.	3,536,993	155,062
Chevron Corp. (b)	20,401,294	3,286,648
ConocoPhillips Co.	13,869,011	1,650,828
Coterra Energy, Inc. (b)	8,681,499	244,731
Devon Energy Corp.	7,354,800	375,757
Diamondback Energy, Inc.	2,075,584	315,032
EOG Resources, Inc. (b)	6,703,326	862,182
EQT Corp. (b)	4,144,946	179,145
Exxon Mobil Corp. (b)	46,338,582	5,152,387
Hess Corp.	3,167,331	489,353
Kinder Morgan, Inc. (b)	22,605,010	389,258
Marathon Oil Corp.	7,078,629	186,522
Marathon Petroleum Corp.	4,862,894	694,275
Occidental Petroleum Corp.	8,234,952	517,073
ONEOK, Inc. (b)	5,128,336	334,368
Phillips 66 Co.	5,259,218	600,392
Pioneer Natural Resources Co.	2,678,952	637,403
Targa Resources Corp.	2,590,509	223,431
The Williams Companies, Inc.	13,962,167	482,114
Valero Energy Corp. (b)	4,143,505	538,241
		17,314,202
TOTAL ENERGY		19,096,658
FINANCIALS - 12.4%
Banks - 2.9%
Bank of America Corp.	79,464,001	2,278,233
Citigroup, Inc.	22,312,582	921,287
Citizens Financial Group, Inc.	5,547,198	156,043
Comerica, Inc.	1,509,129	72,604
Fifth Third Bancorp	7,801,968	207,142
Huntington Bancshares, Inc.	16,545,875	183,494
JPMorgan Chase & Co. (b)	33,493,627	4,901,122
KeyCorp	10,719,478	121,452
M&T Bank Corp.	1,901,103	237,733
PNC Financial Services Group, Inc.	4,574,350	552,261
Regions Financial Corp.	10,754,394	197,236
Truist Financial Corp.	15,265,703	466,367
U.S. Bancorp (b)	15,988,232	584,050
Wells Fargo & Co.	43,005,870	1,775,712
Zions Bancorp NA	1,697,450	60,259
		12,714,995
Capital Markets - 2.7%
Ameriprise Financial, Inc. (b)	1,194,040	403,084
Bank of New York Mellon Corp.	8,230,587	369,306
BlackRock, Inc. Class A	1,716,499	1,202,476
Cboe Global Markets, Inc.	1,210,033	181,154
Charles Schwab Corp.	17,032,601	1,007,478
CME Group, Inc.	4,122,851	835,619
FactSet Research Systems, Inc.	439,191	191,667
Franklin Resources, Inc. (b)	3,272,105	87,496
Goldman Sachs Group, Inc.	3,810,332	1,248,684
Intercontinental Exchange, Inc.	6,416,879	757,128
Invesco Ltd.	5,251,267	83,600
MarketAxess Holdings, Inc. (b)	431,742	104,020
Moody's Corp.	1,808,729	609,180
Morgan Stanley (b)	14,930,686	1,271,348
MSCI, Inc.	917,637	498,846
NASDAQ, Inc.	3,881,186	203,685
Northern Trust Corp.	2,387,898	181,647
Raymond James Financial, Inc. (b)	2,185,925	228,626
S&P Global, Inc.	3,759,351	1,469,380
State Street Corp.	3,831,086	263,349
T. Rowe Price Group, Inc.	2,573,916	288,871
		11,486,644
Consumer Finance - 0.4%
American Express Co. (b)	6,814,887	1,076,684
Capital One Financial Corp.	4,376,041	448,063
Discover Financial Services	2,910,585	262,156
Synchrony Financial	4,912,058	158,561
		1,945,464
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	20,439,054	7,362,147
Fidelity National Information Services, Inc.	6,790,183	379,300
Fiserv, Inc. (a)	7,075,262	858,866
FleetCor Technologies, Inc. (a)	846,243	229,950
Global Payments, Inc.	3,002,359	380,369
Jack Henry & Associates, Inc.	835,254	130,951
MasterCard, Inc. Class A (b)	9,590,472	3,957,412
PayPal Holdings, Inc. (a)	12,787,681	799,358
Visa, Inc. Class A (b)	18,547,158	4,556,666
		18,655,019
Insurance - 2.1%
AFLAC, Inc.	6,302,029	469,942
Allstate Corp.	3,012,661	324,795
American International Group, Inc.	8,295,248	485,438
Aon PLC (b)	2,340,954	780,451
Arch Capital Group Ltd. (a)	4,268,503	328,077
Arthur J. Gallagher & Co.	2,455,038	565,837
Assurant, Inc.	609,198	84,880
Brown & Brown, Inc. (b)	2,698,315	199,945
Chubb Ltd.	4,747,034	953,537
Cincinnati Financial Corp.	1,801,891	190,622
Everest Re Group Ltd.	491,410	177,242
Globe Life, Inc.	1,018,521	113,636
Hartford Financial Services Group, Inc.	3,555,753	255,374
Lincoln National Corp. (b)	1,768,450	45,378
Loews Corp.	2,167,975	134,610
Marsh & McLennan Companies, Inc.	5,670,219	1,105,636
MetLife, Inc.	7,373,025	467,007
Principal Financial Group, Inc.	2,587,781	201,096
Progressive Corp.	6,709,135	895,468
Prudential Financial, Inc.	4,183,413	396,044
The Travelers Companies, Inc.	2,647,324	426,828
W.R. Berkley Corp.	2,301,421	142,366
Willis Towers Watson PLC	1,219,646	252,174
		8,996,383
TOTAL FINANCIALS		53,798,505
HEALTH CARE - 13.1%
Biotechnology - 2.0%
AbbVie, Inc. (b)	20,221,296	2,971,722
Amgen, Inc.	6,124,154	1,569,866
Biogen, Inc. (a)	1,658,951	443,537
Gilead Sciences, Inc.	14,296,456	1,093,393
Incyte Corp. (a)	2,122,240	136,948
Moderna, Inc. (a)(b)	3,757,514	424,862
Regeneron Pharmaceuticals, Inc. (a)	1,236,597	1,022,035
Vertex Pharmaceuticals, Inc. (a)	2,951,916	1,028,270
		8,690,633
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	19,930,826	2,050,882
Align Technology, Inc. (a)	815,605	301,888
Baxter International, Inc.	5,797,765	235,389
Becton, Dickinson & Co.	3,255,220	909,671
Boston Scientific Corp. (a)	16,478,084	888,828
Dentsply Sirona, Inc.	2,435,308	90,326
DexCom, Inc. (a)	4,442,865	448,641
Edwards Lifesciences Corp. (a)	6,948,130	531,324
GE Healthcare Holding LLC	4,481,677	315,734
Hologic, Inc. (a)(b)	2,820,866	210,832
IDEXX Laboratories, Inc. (a)	951,357	486,533
Insulet Corp. (a)(b)	798,816	153,141
Intuitive Surgical, Inc. (a)	4,016,063	1,255,743
Medtronic PLC (b)	15,248,567	1,242,758
ResMed, Inc.	1,684,039	268,756
STERIS PLC	1,137,937	261,259
Stryker Corp.	3,872,177	1,097,956
Teleflex, Inc.	538,368	114,532
The Cooper Companies, Inc.	566,837	209,724
Zimmer Biomet Holdings, Inc.	2,390,499	284,756
		11,358,673
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	2,918,082	254,836
Cencora, Inc.	1,856,441	326,696
Centene Corp. (a)	6,289,681	387,759
Cigna Group	3,391,118	936,830
CVS Health Corp.	14,693,845	957,598
DaVita HealthCare Partners, Inc. (a)	634,124	64,947
Elevance Health, Inc.	2,717,002	1,200,942
HCA Holdings, Inc.	2,364,686	655,727
Henry Schein, Inc. (a)	1,501,487	114,924
Humana, Inc.	1,432,049	661,077
Laboratory Corp. of America Holdings	1,015,484	211,322
McKesson Corp.	1,554,194	640,825
Molina Healthcare, Inc. (a)	668,202	207,223
Quest Diagnostics, Inc.	1,283,785	168,818
UnitedHealth Group, Inc.	10,670,963	5,085,568
Universal Health Services, Inc. Class B	721,259	97,154
		11,972,246
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	3,389,168	410,327
Bio-Rad Laboratories, Inc. Class A (a)	244,660	97,913
Bio-Techne Corp.	1,804,456	141,469
Charles River Laboratories International, Inc. (a)(b)	586,632	121,327
Danaher Corp.	7,611,642	2,017,085
Illumina, Inc. (a)(b)	1,812,054	299,388
IQVIA Holdings, Inc. (a)	2,126,659	473,458
Mettler-Toledo International, Inc. (a)	252,381	306,259
Revvity, Inc. (b)	1,437,735	168,258
Thermo Fisher Scientific, Inc.	4,420,916	2,462,892
Waters Corp. (a)	676,614	189,993
West Pharmaceutical Services, Inc.	850,932	346,244
		7,034,613
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	24,078,721	1,484,453
Catalent, Inc. (a)(b)	2,064,091	103,143
Eli Lilly & Co.	9,030,426	5,004,662
Johnson & Johnson (b)	27,599,296	4,462,254
Merck & Co., Inc.	29,082,659	3,169,428
Organon & Co.	2,923,365	64,197
Pfizer, Inc.	64,703,316	2,289,203
Viatris, Inc.	13,742,625	147,733
Zoetis, Inc. Class A	5,296,466	1,009,030
		17,734,103
TOTAL HEALTH CARE		56,790,268
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)(b)	804,487	171,283
General Dynamics Corp.	2,578,312	584,349
Howmet Aerospace, Inc.	4,215,859	208,559
Huntington Ingalls Industries, Inc.	457,204	100,731
L3Harris Technologies, Inc.	2,171,402	386,705
Lockheed Martin Corp.	2,583,353	1,158,246
Northrop Grumman Corp.	1,636,091	708,575
RTX Corp.	16,746,783	1,440,893
Textron, Inc.	2,311,552	179,631
The Boeing Co. (a)	6,481,423	1,452,033
TransDigm Group, Inc. (b)	598,076	540,571
		6,931,576
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,334,562	120,684
Expeditors International of Washington, Inc. (b)	1,751,217	204,385
FedEx Corp.	2,650,386	691,804
United Parcel Service, Inc. Class B	8,307,017	1,407,209
		2,424,082
Building Products - 0.4%
A.O. Smith Corp.	1,427,386	103,485
Allegion PLC	1,008,002	114,721
Carrier Global Corp. (b)	9,568,447	549,707
Johnson Controls International PLC	7,863,681	464,429
Masco Corp.	2,579,854	152,237
Trane Technologies PLC	2,613,803	536,509
		1,921,088
Commercial Services & Supplies - 0.5%
Cintas Corp.	990,802	499,533
Copart, Inc.	9,832,396	440,786
Republic Services, Inc.	2,356,284	339,611
Rollins, Inc. (b)	2,654,559	105,041
Waste Management, Inc.	4,243,065	665,228
		2,050,199
Construction & Engineering - 0.1%
Quanta Services, Inc. (b)	1,663,926	349,208
Electrical Equipment - 0.6%
AMETEK, Inc.	2,641,572	421,357
Eaton Corp. PLC	4,568,528	1,052,452
Emerson Electric Co.	6,550,210	643,558
Generac Holdings, Inc. (a)(b)	712,822	84,690
Rockwell Automation, Inc.	1,316,632	410,895
		2,612,952
Ground Transportation - 0.8%
CSX Corp.	23,301,744	703,713
J.B. Hunt Transport Services, Inc. (b)	950,366	178,555
Norfolk Southern Corp.	2,609,080	534,887
Old Dominion Freight Lines, Inc.	1,030,551	440,427
Union Pacific Corp.	6,987,978	1,541,338
		3,398,920
Industrial Conglomerates - 0.8%
3M Co.	6,322,967	674,471
General Electric Co.	12,481,043	1,428,580
Honeywell International, Inc.	7,626,784	1,433,378
		3,536,429
Machinery - 1.8%
Caterpillar, Inc. (b)	5,906,719	1,660,556
Cummins, Inc.	1,622,502	373,240
Deere & Co.	3,090,610	1,270,055
Dover Corp.	1,602,894	237,709
Fortive Corp.	4,052,184	319,515
IDEX Corp.	866,209	196,110
Illinois Tool Works, Inc. (b)	3,169,682	784,021
Ingersoll Rand, Inc.	4,636,374	322,738
Nordson Corp.	616,917	150,614
Otis Worldwide Corp.	4,736,900	405,242
PACCAR, Inc.	5,989,505	492,876
Parker Hannifin Corp.	1,470,457	613,034
Pentair PLC (b)	1,890,569	132,831
Snap-On, Inc. (b)	606,679	162,954
Stanley Black & Decker, Inc.	1,755,236	165,659
Westinghouse Air Brake Tech Co. (b)	2,061,572	231,968
Xylem, Inc.	2,742,329	283,941
		7,803,063
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)(b)	1,466,009	61,528
American Airlines Group, Inc. (a)	7,482,790	110,221
Delta Air Lines, Inc.	7,366,427	315,872
Southwest Airlines Co.	6,820,403	215,525
United Airlines Holdings, Inc. (a)	3,759,000	187,236
		890,382
Professional Services - 0.8%
Automatic Data Processing, Inc.	4,734,983	1,205,574
Broadridge Financial Solutions, Inc.	1,352,232	251,799
Ceridian HCM Holding, Inc. (a)(b)	1,776,879	128,859
Equifax, Inc.	1,405,676	290,553
Jacobs Solutions, Inc.	1,453,883	196,013
Leidos Holdings, Inc.	1,572,136	153,299
Paychex, Inc. (b)	3,677,343	449,482
Paycom Software, Inc.	557,179	164,279
Robert Half, Inc.	1,235,118	91,349
Verisk Analytics, Inc.	1,659,513	401,967
		3,333,174
Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	6,544,746	376,846
United Rentals, Inc. (b)	787,757	375,398
W.W. Grainger, Inc.	511,737	365,452
		1,117,696
TOTAL INDUSTRIALS		36,368,769
INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	2,862,026	558,753
Cisco Systems, Inc. (b)	46,944,006	2,692,239
F5, Inc. (a)	693,053	113,425
Juniper Networks, Inc.	3,685,916	107,334
Motorola Solutions, Inc.	1,922,278	545,100
		4,016,851
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A (b)	6,823,217	603,036
CDW Corp.	1,544,853	326,196
Corning, Inc.	8,769,342	287,810
Keysight Technologies, Inc. (a)	2,041,729	272,162
TE Connectivity Ltd.	3,611,671	478,149
Teledyne Technologies, Inc. (a)	539,215	225,554
Trimble, Inc. (a)	2,839,539	155,578
Zebra Technologies Corp. Class A (a)	589,461	162,108
		2,510,593
IT Services - 1.2%
Accenture PLC Class A (b)	7,238,263	2,343,532
Akamai Technologies, Inc. (a)(b)	1,744,453	183,325
Cognizant Technology Solutions Corp. Class A	5,816,418	416,514
DXC Technology Co. (a)(b)	2,609,544	54,122
EPAM Systems, Inc. (a)(b)	663,686	171,888
Gartner, Inc. (a)	905,935	316,787
IBM Corp.	10,407,499	1,528,133
VeriSign, Inc. (a)	1,037,991	215,684
		5,229,985
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (a)	18,457,059	1,951,280
Analog Devices, Inc.	5,797,790	1,053,922
Applied Materials, Inc.	9,686,264	1,479,674
Broadcom, Inc.	4,778,547	4,410,073
Enphase Energy, Inc. (a)(b)	1,570,722	198,743
First Solar, Inc. (a)(b)	1,138,674	215,346
Intel Corp. (b)	47,805,646	1,679,890
KLA Corp.	1,572,497	789,189
Lam Research Corp.	1,539,729	1,081,506
Microchip Technology, Inc.	6,278,530	513,835
Micron Technology, Inc.	12,543,326	877,280
Monolithic Power Systems, Inc. (b)	516,359	269,131
NVIDIA Corp.	28,345,609	13,989,975
NXP Semiconductors NV	2,977,028	612,434
ON Semiconductor Corp. (a)	4,949,885	487,366
Qorvo, Inc. (a)	1,144,875	122,948
Qualcomm, Inc.	12,768,037	1,462,323
Skyworks Solutions, Inc. (b)	1,824,147	198,358
SolarEdge Technologies, Inc. (a)	645,795	104,987
Teradyne, Inc.	1,776,968	191,682
Texas Instruments, Inc.	10,403,017	1,748,331
		33,438,273
Software - 10.1%
Adobe, Inc. (a)(b)	5,257,360	2,940,652
ANSYS, Inc. (a)	993,260	316,721
Autodesk, Inc. (a)	2,454,501	544,752
Cadence Design Systems, Inc. (a)	3,125,350	751,459
Fair Isaac Corp. (a)	286,456	259,125
Fortinet, Inc. (a)	7,469,565	449,743
Gen Digital, Inc.	6,519,559	132,021
Intuit, Inc.	3,215,459	1,742,168
Microsoft Corp.	85,221,369	27,932,156
Oracle Corp.	17,637,856	2,123,421
Palo Alto Networks, Inc. (a)(b)	3,468,322	843,843
PTC, Inc. (a)	1,220,848	179,672
Roper Technologies, Inc.	1,221,698	609,701
Salesforce, Inc. (a)	11,221,008	2,485,004
ServiceNow, Inc. (a)	2,335,152	1,375,008
Synopsys, Inc. (a)	1,745,599	801,038
Tyler Technologies, Inc. (a)	480,521	191,454
		43,677,938
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc. (b)	169,457,099	31,835,909
Hewlett Packard Enterprise Co.	14,852,524	252,344
HP, Inc.	9,935,948	295,197
NetApp, Inc.	2,451,659	188,042
Seagate Technology Holdings PLC (b)	2,207,316	156,256
Western Digital Corp. (a)(b)	3,666,937	165,012
		32,892,760
TOTAL INFORMATION TECHNOLOGY		121,766,400
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,545,850	752,273
Albemarle Corp.	1,344,840	267,233
Celanese Corp. Class A (b)	1,147,119	144,950
CF Industries Holdings, Inc.	2,234,061	172,179
Corteva, Inc.	8,147,628	411,537
Dow, Inc.	8,106,832	442,309
DuPont de Nemours, Inc.	5,260,992	404,518
Eastman Chemical Co.	1,365,656	116,094
Ecolab, Inc.	2,839,082	521,852
FMC Corp.	1,433,131	123,579
International Flavors & Fragrances, Inc.	2,923,708	205,975
Linde PLC	5,611,484	2,171,869
LyondellBasell Industries NV Class A	2,907,923	287,216
PPG Industries, Inc.	2,698,203	382,497
Sherwin-Williams Co.	2,689,770	730,864
The Mosaic Co.	3,806,444	147,880
		7,282,825
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	710,253	317,064
Vulcan Materials Co.	1,525,046	332,841
		649,905
Containers & Packaging - 0.2%
Amcor PLC	16,864,924	164,264
Avery Dennison Corp.	925,259	174,300
Ball Corp.	3,605,171	196,302
International Paper Co.	3,977,785	138,904
Packaging Corp. of America	1,030,753	153,685
Sealed Air Corp.	1,654,848	61,329
WestRock Co.	2,935,613	96,024
		984,808
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	16,427,515	655,622
Newmont Corp.	9,108,541	359,059
Nucor Corp.	2,879,377	495,541
Steel Dynamics, Inc.	1,840,505	196,179
		1,706,401
TOTAL MATERIALS		10,623,939
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	1,804,520	209,938
American Tower Corp.	5,341,522	968,525
AvalonBay Communities, Inc.	1,627,510	299,169
Boston Properties, Inc.	1,635,780	109,221
Camden Property Trust (SBI)	1,223,649	131,689
Crown Castle International Corp.	4,970,498	499,535
Digital Realty Trust, Inc.	3,339,257	439,847
Equinix, Inc.	1,071,908	837,567
Equity Residential (SBI)	3,908,524	253,390
Essex Property Trust, Inc.	735,619	175,364
Extra Space Storage, Inc.	2,420,718	311,498
Federal Realty Investment Trust (SBI)	840,832	82,351
Healthpeak Properties, Inc.	6,269,375	129,024
Host Hotels & Resorts, Inc.	8,151,856	128,718
Invitation Homes, Inc.	6,662,796	227,135
Iron Mountain, Inc.	3,342,419	212,377
Kimco Realty Corp.	7,104,887	134,567
Mid-America Apartment Communities, Inc.	1,337,096	194,186
Prologis (REIT), Inc.	10,584,244	1,314,563
Public Storage	1,813,553	501,230
Realty Income Corp.	7,716,050	432,407
Regency Centers Corp.	1,883,303	117,141
SBA Communications Corp. Class A	1,241,720	278,803
Simon Property Group, Inc.	3,747,751	425,332
UDR, Inc.	3,546,442	141,503
Ventas, Inc.	4,585,175	200,280
VICI Properties, Inc.	11,509,975	354,968
Welltower, Inc.	5,696,691	472,142
Weyerhaeuser Co.	8,393,154	274,876
		9,857,346
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	3,562,577	302,997
CoStar Group, Inc. (a)	4,682,446	383,914
		686,911
TOTAL REAL ESTATE		10,544,257
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	2,881,256	144,553
American Electric Power Co., Inc.	5,900,217	462,577
Constellation Energy Corp.	3,718,218	387,290
Duke Energy Corp.	8,832,759	784,349
Edison International (b)	4,389,543	302,220
Entergy Corp.	2,423,497	230,838
Evergy, Inc.	2,632,481	144,707
Eversource Energy	3,998,250	255,168
Exelon Corp.	11,399,179	457,335
FirstEnergy Corp.	6,237,286	224,979
NextEra Energy, Inc.	23,191,321	1,549,180
NRG Energy, Inc. (b)	2,638,799	99,087
PG&E Corp. (a)	18,528,342	302,012
Pinnacle West Capital Corp.	1,298,054	100,301
PPL Corp.	8,447,869	210,521
Southern Co.	12,497,597	846,462
Xcel Energy, Inc.	6,307,871	360,369
		6,861,948
Gas Utilities - 0.0%
Atmos Energy Corp.	1,656,025	192,016
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	7,671,575	137,551
Multi-Utilities - 0.7%
Ameren Corp.	3,009,886	238,594
CenterPoint Energy, Inc.	7,232,517	201,715
CMS Energy Corp.	3,342,793	187,832
Consolidated Edison, Inc.	3,971,853	353,336
Dominion Energy, Inc.	9,581,068	465,065
DTE Energy Co.	2,362,316	244,216
NiSource, Inc.	4,734,272	126,689
Public Service Enterprise Group, Inc.	5,718,855	349,308
Sempra	7,212,674	506,474
WEC Energy Group, Inc.	3,615,357	304,124
		2,977,353
Water Utilities - 0.1%
American Water Works Co., Inc.	2,230,907	309,516
TOTAL UTILITIES		10,478,384
TOTAL COMMON STOCKS (Cost $234,158,481)		431,622,040

U.S. Treasury Obligations - 0.0%
	Principal Amount (c) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $84,927)	85,000	84,925

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (e)	491,702,703	491,801
Fidelity Securities Lending Cash Central Fund 5.44% (e)(f)	947,750,698	947,845
TOTAL MONEY MARKET FUNDS (Cost $1,439,639)		1,439,646

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $235,683,047)	433,146,611
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(587,617)
NET ASSETS - 100.0%	432,558,994

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4,304	Sep 2023	971,843	38,944	38,944

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,440,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	119,234	7,906,460	7,533,893	19,089	-	-	491,801	1.2%
Fidelity Securities Lending Cash Central Fund 5.44%	1,543,008	7,555,381	8,150,544	6,079	-	-	947,845	3.4%
Total	1,662,242	15,461,841	15,684,437	25,168	-	-	1,439,646

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	38,013,225	38,013,225	-	-
Consumer Discretionary	45,807,509	45,807,509	-	-
Consumer Staples	28,334,126	28,334,126	-	-
Energy	19,096,658	19,096,658	-	-
Financials	53,798,505	53,798,505	-	-
Health Care	56,790,268	56,790,268	-	-
Industrials	36,368,769	36,368,769	-	-
Information Technology	121,766,400	121,766,400	-	-
Materials	10,623,939	10,623,939	-	-
Real Estate	10,544,257	10,544,257	-	-
Utilities	10,478,384	10,478,384	-	-

U.S. Government and Government Agency Obligations	84,925	-	84,925	-

Money Market Funds	1,439,646	1,439,646	-	-
Total Investments in Securities:	433,146,611	433,061,686	84,925	-
Derivative Instruments:

Assets
Futures Contracts	38,944	38,944	-	-
Total Assets	38,944	38,944	-	-
Total Derivative Instruments:	38,944	38,944	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	38,944	0
Total Equity Risk	38,944	0
Total Value of Derivatives	38,944	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $926,308) - See accompanying schedule:
Unaffiliated issuers (cost $234,243,408)	$431,706,965
Fidelity Central Funds (cost $1,439,639)	1,439,646

Total Investment in Securities (cost $235,683,047)		$433,146,611
Receivable for fund shares sold		334,730
Dividends receivable		676,696
Distributions receivable from Fidelity Central Funds		4,175
Other receivables		5,356
Total assets		434,167,568
Liabilities
Payable for investments purchased	$350,252
Payable for fund shares redeemed	298,706
Accrued management fee	5,334
Payable for daily variation margin on futures contracts	1,835
Other payables and accrued expenses	4,806
Collateral on securities loaned	947,641
Total Liabilities		1,608,574
Net Assets		$432,558,994
Net Assets consist of:
Paid in capital		$239,110,084
Total accumulated earnings (loss)		193,448,910
Net Assets		$432,558,994
Net Asset Value, offering price and redemption price per share ($432,558,994 ÷ 2,757,916 shares)		$156.84

Statement of Operations
Amounts in thousands		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$3,345,277
Interest		2,087
Income from Fidelity Central Funds (including $6,079 from security lending)		25,168
Total Income		3,372,532
Expenses
Management fee	$28,641
Independent trustees' fees and expenses	1,374
Total expenses before reductions	30,015
Expense reductions	(276)
Total expenses after reductions		29,739
Net Investment income (loss)		3,342,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,077,601)
Redemptions in-kind	631,644
Futures contracts	44,730
Total net realized gain (loss)		(401,227)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	50,808,713
Futures contracts	29,546
Total change in net unrealized appreciation (depreciation)		50,838,259
Net gain (loss)		50,437,032
Net increase (decrease) in net assets resulting from operations		$53,779,825
Statement of Changes in Net Assets

Amount in thousands	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,342,793	$5,991,230
Net realized gain (loss)	(401,227)	3,649,472
Change in net unrealized appreciation (depreciation)	50,838,259	(39,205,250)
Net increase (decrease) in net assets resulting from operations	53,779,825	(29,564,548)
Distributions to shareholders	(3,071,593)	(5,855,694)

Share transactions
Proceeds from sales of shares	46,027,272	88,613,713
Reinvestment of distributions	2,865,136	5,503,007
Cost of shares redeemed	(32,086,417)	(74,660,362)

Net increase (decrease) in net assets resulting from share transactions	16,805,991	19,456,358
Total increase (decrease) in net assets	67,514,223	(15,963,884)

Net Assets
Beginning of period	365,044,771	381,008,655
End of period	$432,558,994	$365,044,771

Other Information
Shares
Sold	310,745	634,500
Issued in reinvestment of distributions	19,430	40,707
Redeemed	(216,928)	(536,089)
Net increase (decrease)	113,247	139,118

Financial Highlights
Fidelity® 500 Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$138.03	$152.07	$132.41	$102.76	$97.10	$95.15
Income from Investment Operations
Net investment income (loss) B,C	1.24	2.30	2.08	1.95	2.05	1.86
Net realized and unrealized gain (loss)	18.71	(14.08)	19.60	29.78	5.92	2.46
Total from investment operations	19.95	(11.78)	21.68	31.73	7.97	4.32
Distributions from net investment income	(1.14)	(2.26)	(2.02)	(2.08)	(2.19)	(1.81)
Distributions from net realized gain	-	-	-	-	(.12)	(.57)
Total distributions	(1.14)	(2.26)	(2.02)	(2.08)	(2.31)	(2.37) D
Net asset value, end of period	$156.84	$138.03	$152.07	$132.41	$102.76	$97.10
Total Return E,F	14.51%	(7.71)%	16.37%	31.29%	8.18%	4.67%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.02% I	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02% I	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.01% I	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.67% I	1.65%	1.36%	1.69%	1.96%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$432,559	$365,045	$381,009	$292,312	$219,404	$179,593
Portfolio turnover rate J	2% I,K	3% K	2% K	7% K	4% K	4% K

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$4,260

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$210,716,473
Gross unrealized depreciation	(16,082,870)
Net unrealized appreciation (depreciation)	$194,633,603
Tax cost	$238,551,952

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(970,267)
Long-term	(1,040,767)
Total capital loss carryforward	$(2,011,034)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	21,553,027	3,796,670

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	5,275	631,644	795,043

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	46,807	5,081,546	6,524,092
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2024.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity 500 Index Fund	$524	$55	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $276.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® 500 Index Fund	.02%
Actual		$ 1,000	$ 1,145.10	$ .11
Hypothetical-B		$ 1,000	$ 1,025.04	$ .10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR and the sub-advisory agreement with Geode, without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.

Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements terminate on April 30, 2024 and may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.925892.112
U5I-U5A-SANN-1023
Fidelity® Series Total Market Index Fund

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.3
Microsoft Corp.	5.5
Amazon.com, Inc.	2.8
NVIDIA Corp.	2.8
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.6
Tesla, Inc.	1.6
Meta Platforms, Inc. Class A	1.5
Berkshire Hathaway, Inc. Class B	1.5
Exxon Mobil Corp.	1.0
26.5

Market Sectors (% of Fund's net assets)

Information Technology	26.7
Financials	13.0
Health Care	13.0
Consumer Discretionary	10.8
Industrials	9.8
Communication Services	8.1
Consumer Staples	6.0
Energy	4.5
Real Estate	2.9
Materials	2.7
Utilities	2.3

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	25,253	835,622
AST SpaceMobile, Inc. (a)(b)	83,961	329,127
AT&T, Inc.	9,349,807	138,283,646
ATN International, Inc.	14,732	528,437
Bandwidth, Inc. (a)	28,814	414,057
Charge Enterprises, Inc. (a)	128,378	69,761
Cogent Communications Group, Inc.	56,242	3,969,560
Consolidated Communications Holdings, Inc. (a)	93,165	368,002
Cuentas, Inc. (a)(b)	879	1,837
EchoStar Holding Corp. Class A (a)	47,109	818,754
Frontier Communications Parent, Inc. (a)	293,435	4,700,829
Globalstar, Inc. (a)(b)	940,290	1,354,018
IDT Corp. Class B (a)	26,784	626,210
Iridium Communications, Inc.	164,631	8,058,687
Liberty Global PLC:
Class A (a)	94,987	1,751,560
Class C (a)	436,562	8,661,390
Liberty Latin America Ltd.:
Class A (a)	80,338	718,222
Class C (a)	157,255	1,409,005
Lumen Technologies, Inc. (b)	1,211,526	1,926,326
Nextplat Corp. (a)(b)	4,554	10,656
Ooma, Inc. (a)	32,097	452,247
Radius Global Infrastructure, Inc. (a)	103,235	1,540,266
Verizon Communications, Inc.	5,498,370	192,332,983
		369,161,202
Entertainment - 1.3%
Activision Blizzard, Inc.	935,591	86,065,016
AMC Entertainment Holdings, Inc. Class A (b)	67,789	850,752
Atlanta Braves Holdings, Inc.	46,214	1,702,524
Atlanta Braves Holdings, Inc. Class A (b)	24,713	1,033,992
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	11,814	4,826
Cinemark Holdings, Inc. (a)	141,291	2,300,217
Cineverse Corp. (a)(b)	8,721	9,942
CuriosityStream, Inc. Class A (a)(b)	29,764	24,683
Dolphin Entertainment, Inc. (a)(b)	5,671	10,435
Electronic Arts, Inc.	340,712	40,878,626
Endeavor Group Holdings, Inc.	235,192	5,148,353
FG Group Holdings, Inc.	17,326	28,068
Gaia, Inc. Class A (a)	17,132	42,145
Golden Matrix Group, Inc. (a)(b)	13,192	38,125
Grom Social Enterprises, Inc. (a)(b)	418	117
Kartoon Studios, Inc. (a)(b)	38,981	61,200
Liberty Media Corp. Liberty Formula One:
Class A	50,107	3,038,990
Class C	255,534	17,578,184
Liberty Media Corp. Liberty Live:
Class A	26,250	874,388
Class C	61,587	2,072,403
Lions Gate Entertainment Corp.:
Class A (a)(b)	130,442	1,033,101
Class B (a)	110,031	819,731
Live Nation Entertainment, Inc. (a)	188,170	15,906,010
LiveOne, Inc. (a)	96,766	207,079
Loop Media, Inc. (b)	47,955	41,764
Madison Square Garden Entertainment Corp.	41,496	1,331,607
Madison Square Garden Sports Corp.	23,380	4,161,640
Marcus Corp. (b)	32,760	497,624
Motorsport Games, Inc. Class A (a)(b)	269	1,141
Moving Image Technologies, Inc. (a)(b)	7,345	7,272
Netflix, Inc. (a)	581,386	252,135,480
Playstudios, Inc. Class A (a)	113,088	402,593
Playtika Holding Corp. (a)	122,039	1,191,101
Reading International, Inc.:
Class A (a)	17,588	40,277
Class B (a)	168	2,982
Reservoir Media, Inc. (a)	43,020	234,459
Roblox Corp. (a)	483,550	13,679,630
Roku, Inc. Class A (a)	161,203	13,089,684
Sciplay Corp. (A Shares) (a)	28,820	654,214
Skillz, Inc. (a)(b)	21,144	173,169
Snail, Inc. (b)	2,798	3,302
Sphere Entertainment Co. (a)(b)	34,686	1,216,091
Take-Two Interactive Software, Inc. (a)	207,316	29,480,335
The Walt Disney Co. (a)	2,389,701	199,970,180
Vivid Seats, Inc. Class A (a)	29,718	215,753
Warner Bros Discovery, Inc. (a)	2,898,936	38,092,019
Warner Music Group Corp. Class A	154,218	5,135,459
World Wrestling Entertainment, Inc. Class A (b)	56,753	5,479,502
		746,966,185
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	7,772,312	1,058,355,725
Class C (a)	6,681,959	917,767,069
Angi, Inc. (a)(b)	103,105	253,638
Bumble, Inc. (a)	129,686	2,176,131
BuzzFeed, Inc. (a)(b)	41,993	16,906
CarGurus, Inc. Class A (a)	116,680	2,113,075
Cars.com, Inc. (a)	81,231	1,518,207
DHI Group, Inc. (a)	50,130	188,990
Eventbrite, Inc. (a)	108,611	1,100,229
EverQuote, Inc. Class A (a)	26,701	165,012
FaZe Holdings, Inc. Class A (a)(b)	32,298	8,559
fuboTV, Inc. (a)(b)	384,415	899,531
Grindr, Inc. (a)(b)	32,697	168,063
IAC, Inc. (a)	99,803	5,522,100
Izea Worldwide, Inc. (a)(b)	16,099	36,464
Kubient, Inc. (a)	9,055	3,486
Liberty TripAdvisor Holdings, Inc. (a)	86,412	48,823
Match Group, Inc. (a)	364,001	17,060,727
MediaAlpha, Inc. Class A (a)	25,792	216,395
Meta Platforms, Inc. Class A (a)	2,893,263	856,087,589
Nextdoor Holdings, Inc. (a)(b)	178,385	387,095
Onfolio Holdings, Inc. (a)(b)	2,887	3,176
Outbrain, Inc. (a)	42,769	244,211
Paltalk, Inc. (a)(b)	9,237	18,751
Pinterest, Inc. Class A (a)	777,185	21,364,816
QuinStreet, Inc. (a)	66,147	654,855
Rumble, Inc. (a)(b)	105,429	882,441
Shutterstock, Inc. (b)	31,646	1,332,613
Snap, Inc. Class A (a)	1,303,858	13,494,930
Society Pass, Inc. (a)	19,222	8,273
Super League Gaming, Inc. (a)(b)	51,901	6,280
System1, Inc. (a)(b)	26,575	47,304
The Arena Group Holdings, Inc. (a)(b)	24,534	99,853
Travelzoo, Inc. (a)	13,048	96,294
TripAdvisor, Inc. (a)	138,469	2,092,267
TrueCar, Inc. (a)	102,878	245,878
Vimeo, Inc. (a)	207,907	827,470
Yelp, Inc. (a)	89,978	3,855,557
Zedge, Inc. (a)	15,805	34,771
Ziff Davis, Inc. (a)	61,837	4,121,436
ZipRecruiter, Inc. (a)(b)	63,245	960,692
Zoominfo Technologies, Inc. (a)	354,196	6,382,612
		2,920,868,294
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)(b)	40,795	55,481
Advantage Solutions, Inc. Class A (a)(b)	117,867	330,028
Altice U.S.A., Inc. Class A (a)	284,657	873,897
AMC Networks, Inc. Class A (a)	37,416	435,522
Beasley Broadcast Group, Inc. Class A (a)	5,666	5,553
Boston Omaha Corp. (a)	27,045	478,156
Cable One, Inc.	6,212	4,041,341
Cardlytics, Inc. (a)(b)	44,949	748,850
Cbdmd, Inc. (a)(b)	1,079	1,241
Charter Communications, Inc. Class A (a)	135,833	59,511,154
Clear Channel Outdoor Holdings, Inc. (a)	635,590	921,606
Comcast Corp. Class A	5,439,805	254,365,282
comScore, Inc. (a)(b)	92,043	64,421
Cumulus Media, Inc. (a)(b)	21,983	102,001
Daily Journal Corp. (a)	1,204	354,939
DallasNews Corp. (b)	5,654	24,199
Digital Media Solutions, Inc. Class A (a)(b)	689	2,618
Direct Digital Holdings, Inc. (a)	4,017	10,685
DISH Network Corp. Class A (a)(b)	328,635	1,971,810
E.W. Scripps Co. Class A (a)	76,853	587,157
Emerald Holding, Inc. (a)	26,899	113,514
Entravision Communication Corp. Class A	105,360	403,529
Fluent, Inc. (a)	58,281	37,475
Fox Corp.:
Class A (b)	368,314	12,176,461
Class B	160,380	4,894,798
Gannett Co., Inc. (a)	198,050	576,326
Gray Television, Inc.	116,646	940,167
Harte-Hanks, Inc. (a)	7,563	48,857
iHeartMedia, Inc. (a)	139,904	505,053
Innovid Corp. (a)	97,677	112,329
Integral Ad Science Holding Corp. (a)	62,687	894,543
Interpublic Group of Companies, Inc.	504,520	16,452,397
John Wiley & Sons, Inc. Class A	56,932	2,115,593
Lee Enterprises, Inc. (a)	6,289	75,154
Lendway, Inc. (a)	1,383	8,685
Liberty Broadband Corp.:
Class A (a)	21,038	1,969,998
Class C (a)	154,255	14,432,098
Liberty Media Corp. Liberty SiriusXM	201,913	4,934,754
Liberty Media Corp. Liberty SiriusXM Class A	95,591	2,297,052
Magnite, Inc. (a)	158,665	1,308,986
Marchex, Inc. Class B (a)	22,844	38,835
Mediaco Holding, Inc. (a)	1,561	1,214
News Corp.:
Class A	471,219	10,126,496
Class B (b)	179,881	3,957,382
Nexstar Broadcasting Group, Inc. Class A	46,881	7,632,227
Nextplay Technologies, Inc. (a)(b)	3,664	4,140
Omnicom Group, Inc.	260,830	21,129,838
Paramount Global:
Class A (b)	35,235	646,915
Class B (b)	634,396	9,573,036
PubMatic, Inc. (a)	56,625	787,088
Quotient Technology, Inc. (a)	123,642	493,332
Saga Communications, Inc. Class A	7,694	164,498
Salem Communications Corp. Class A (a)	11,612	7,037
Scholastic Corp.	38,243	1,661,658
Sinclair, Inc. Class A (b)	49,960	630,495
Sirius XM Holdings, Inc. (b)	910,826	4,007,634
SPAR Group, Inc. (a)	5,651	6,386
Stagwell, Inc. (a)(b)	132,374	721,438
Stran & Co., Inc. (a)	13,640	15,822
TechTarget, Inc. (a)	33,961	976,379
TEGNA, Inc.	294,558	4,869,044
The New York Times Co. Class A	214,293	9,486,751
The Trade Desk, Inc. (a)	580,630	46,467,819
Thryv Holdings, Inc. (a)	40,514	826,080
Townsquare Media, Inc.	17,151	165,679
Treasure Global, Inc. (b)	4,218	1,459
Troika Media Group, Inc. (a)(b)	15,321	23,441
Urban One, Inc.:
Class A (a)	7,985	44,397
Class D (non-vtg.) (a)	23,198	125,037
WideOpenWest, Inc. (a)	66,195	536,180
Xcel Brands, Inc. (a)(b)	4,185	5,441
		514,316,888
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	85,727	973,001
KORE Group Holdings, Inc. (a)	37,958	26,950
NII Holdings, Inc. (a)(c)	62,298	1
Shenandoah Telecommunications Co.	65,922	1,499,066
Spok Holdings, Inc.	28,284	402,764
SurgePays, Inc. (a)(b)	13,041	65,987
T-Mobile U.S., Inc. (a)	753,044	102,602,245
Telephone & Data Systems, Inc.	130,496	2,804,359
Tingo Group, Inc. (a)(b)	181,291	233,865
U.S. Cellular Corp. (a)	18,285	838,733
		109,446,971
TOTAL COMMUNICATION SERVICES		4,660,759,540
CONSUMER DISCRETIONARY - 10.8%
Automobile Components - 0.2%
Adient PLC (a)	123,497	4,837,377
American Axle & Manufacturing Holdings, Inc. (a)	152,098	1,148,340
Aptiv PLC (a)	353,490	35,861,561
Autoliv, Inc.	100,893	9,847,157
BorgWarner, Inc.	305,941	12,467,096
Cooper-Standard Holding, Inc. (a)	23,740	354,676
Dana, Inc.	167,591	2,699,891
Dorman Products, Inc. (a)	37,100	3,061,121
Fox Factory Holding Corp. (a)	55,286	6,126,242
Garrett Motion, Inc. (a)	74,386	577,235
Gentex Corp.	305,313	9,971,523
Gentherm, Inc. (a)	43,381	2,611,970
Holley, Inc. (a)(b)	67,848	386,734
LCI Industries (b)	33,045	4,139,878
Lear Corp.	77,014	11,096,947
Luminar Technologies, Inc. (a)(b)	323,165	1,861,430
Mobileye Global, Inc. (b)	100,396	3,565,062
Modine Manufacturing Co. (a)	68,018	3,236,977
Motorcar Parts of America, Inc. (a)	24,704	194,915
Patrick Industries, Inc.	27,620	2,310,137
Phinia, Inc.	61,325	1,704,835
QuantumScape Corp. Class A (a)(b)	432,549	3,088,400
Solid Power, Inc. (a)(b)	145,838	309,177
Standard Motor Products, Inc.	25,009	926,083
Stoneridge, Inc. (a)	36,440	748,842
Strattec Security Corp. (a)	4,852	114,022
Superior Industries International, Inc. (a)	28,808	102,845
Sypris Solutions, Inc. (a)(b)	11,199	23,294
The Goodyear Tire & Rubber Co. (a)	372,160	4,804,586
Unique Fabricating, Inc. (a)(b)	2,233	433
Visteon Corp. (a)	36,993	5,152,015
Worksport Ltd. (a)(b)	25,213	73,874
XPEL, Inc. (a)(b)	25,661	2,137,561
		135,542,236
Automobiles - 1.9%
Arcimoto, Inc. (a)(b)	4,516	4,516
AYRO, Inc. (a)(b)	31,853	15,003
Canoo, Inc. (a)(b)	438,655	259,903
Envirotech Vehicles, Inc. (a)(b)	17,976	34,873
Faraday Future Intelligent Electric, Inc. (a)(b)	15,321	115,291
Fisker, Inc. (a)(b)	227,395	1,334,809
Ford Motor Co.	5,139,917	62,347,193
General Motors Co.	1,817,989	60,920,811
Harley-Davidson, Inc.	171,966	5,803,853
Lucid Group, Inc. Class A (a)(b)	1,070,492	6,722,690
Mullen Automotive, Inc. (a)(b)	18,008	9,490
Rivian Automotive, Inc. (a)(b)	730,903	16,613,425
Tesla, Inc. (a)	3,523,623	909,376,624
Thor Industries, Inc. (b)	69,991	7,336,457
Volcon, Inc. (a)	21,850	10,381
Winnebago Industries, Inc.	39,955	2,591,082
Workhorse Group, Inc. (a)(b)	251,381	198,139
		1,073,694,540
Broadline Retail - 2.9%
1stDibs.com, Inc. (a)(b)	24,681	110,571
Amazon.com, Inc. (a)	11,675,118	1,611,283,035
Big Lots, Inc. (b)	39,264	243,437
ContextLogic, Inc. (a)(b)	27,065	144,933
Dillard's, Inc. Class A (b)	4,418	1,524,740
eBay, Inc.	699,214	31,310,803
Etsy, Inc. (a)	161,207	11,859,999
Groupon, Inc. (a)(b)	30,648	379,116
Kohl's Corp. (b)	144,686	3,854,435
Macy's, Inc. (b)	356,907	4,364,973
Nogin, Inc. (a)	269	192
Nordstrom, Inc. (b)	147,477	2,392,077
Ollie's Bargain Outlet Holdings, Inc. (a)	75,232	5,798,883
Qurate Retail, Inc. (a)	6,599	40,980
Qurate Retail, Inc. Series A (a)	426,675	330,673
		1,673,638,847
Distributors - 0.1%
Amcon Distributing Co. (b)	229	49,006
Educational Development Corp. (a)	7,003	10,645
Genuine Parts Co.	183,736	28,245,735
Kaival Brands Innovations Group, Inc. (a)(b)	17,015	10,685
LKQ Corp.	331,930	17,436,283
Pool Corp.	50,994	18,643,406
Weyco Group, Inc.	8,524	217,788
		64,613,548
Diversified Consumer Services - 0.1%
2U, Inc. (a)	107,150	339,666
ADT, Inc.	280,975	1,803,860
Adtalem Global Education, Inc. (a)(b)	57,164	2,506,641
American Public Education, Inc. (a)	25,862	136,034
Bright Horizons Family Solutions, Inc. (a)(b)	75,481	7,126,916
Carriage Services, Inc.	17,651	544,004
Chegg, Inc. (a)	156,246	1,595,272
Coursera, Inc. (a)	115,087	2,001,363
Duolingo, Inc. (a)	36,969	5,440,358
European Wax Center, Inc. (a)(b)	42,167	732,019
Frontdoor, Inc. (a)	106,321	3,489,455
Graham Holdings Co.	4,950	2,902,334
Grand Canyon Education, Inc. (a)	40,087	4,700,201
H&R Block, Inc.	198,986	7,955,460
Laureate Education, Inc. Class A	176,258	2,455,274
Lincoln Educational Services Corp. (a)	38,743	330,478
Mister Car Wash, Inc. (a)(b)	105,246	761,981
Nerdy, Inc. Class A (a)(b)	80,926	378,734
OneSpaWorld Holdings Ltd. (a)	82,042	938,560
Perdoceo Education Corp.	90,053	1,492,178
Regis Corp. (a)(b)	44,048	47,572
Rover Group, Inc. Class A (a)	128,555	870,317
Service Corp. International	197,490	12,463,594
Strategic Education, Inc. (b)	29,412	2,279,430
Stride, Inc. (a)(b)	53,547	2,275,212
The Beachbody Co., Inc. (a)(b)	175,044	71,611
Udemy, Inc. (a)	88,378	915,596
Universal Technical Institute, Inc. (a)	46,553	371,027
Wag! Group Co. (a)	11,445	23,233
WW International, Inc. (a)	77,211	749,719
Xwell, Inc. (a)(b)	115,040	20,707
		67,718,806
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	71,485	849,957
Airbnb, Inc. Class A (a)	539,325	70,948,204
Allied Esports Entertainment, Inc. (a)(b)	18,221	18,403
ARAMARK Holdings Corp.	340,544	12,661,426
Ark Restaurants Corp.	2,540	40,945
Bally's Corp. (a)	36,504	605,966
Biglari Holdings, Inc.:
Class A (a)	82	75,358
Class B (a)	1,010	187,860
BJ's Restaurants, Inc. (a)	30,791	905,563
Bloomin' Brands, Inc. (b)	113,912	3,196,371
Bluegreen Vacations Holding Corp. Class A (b)	12,704	455,565
Booking Holdings, Inc. (a)	48,298	149,966,739
Bowlero Corp. Class A (a)(b)	48,838	537,218
Boyd Gaming Corp.	100,265	6,704,721
Brinker International, Inc. (a)(b)	58,387	1,911,007
BurgerFi International, Inc. (a)(b)	15,389	23,237
Caesars Entertainment, Inc. (a)	281,135	15,535,520
Canterbury Park Holding Co.	3,223	70,100
Carnival Corp. (a)(b)	1,312,770	20,768,021
Carrols Restaurant Group, Inc. (a)	45,709	319,049
Century Casinos, Inc. (a)	34,423	223,750
Chipotle Mexican Grill, Inc. (a)	36,080	69,513,171
Choice Hotels International, Inc. (b)	34,734	4,407,745
Churchill Downs, Inc.	86,144	10,792,120
Chuy's Holdings, Inc. (a)	23,961	912,914
Cracker Barrel Old Country Store, Inc. (b)	28,918	2,383,711
Darden Restaurants, Inc.	158,104	24,586,753
Dave & Buster's Entertainment, Inc. (a)(b)	52,241	2,051,504
Denny's Corp. (a)	73,583	701,246
Dine Brands Global, Inc.	20,417	1,118,443
Domino's Pizza, Inc.	46,192	17,894,781
Doordash, Inc. (a)	344,497	28,982,533
Draftkings Holdings, Inc. (a)	603,787	17,902,285
Dutch Bros, Inc. (a)(b)	38,623	1,143,627
Ebet, Inc. (a)(b)	10,122	468
El Pollo Loco Holdings, Inc.	26,371	250,788
Elys Game Technology Corp. (a)(b)	16,022	6,614
Esports Entertainment Group, Inc. (a)(b)	346	45
Everi Holdings, Inc. (a)	116,696	1,687,424
Expedia, Inc. (a)	186,367	20,200,319
FAT Brands, Inc.:
Class A (b)	166	1,189
Class B	6,852	54,268
Fiesta Restaurant Group, Inc. (a)	27,351	230,022
First Watch Restaurant Group, Inc. (a)	14,684	280,758
Flanigans Enterprises, Inc.	648	20,250
Full House Resorts, Inc. (a)	40,887	197,484
GAN Ltd. (a)	50,705	71,494
Global Business Travel Group, Inc. (a)(b)	28,373	191,518
Golden Entertainment, Inc.	29,296	1,066,667
Good Times Restaurants, Inc. (a)	10,762	30,456
Hall of Fame Resort & Entertainment Co. (a)(b)	4,967	36,805
Hilton Grand Vacations, Inc. (a)	100,432	4,390,887
Hilton Worldwide Holdings, Inc.	345,984	51,430,522
Hyatt Hotels Corp. Class A	61,303	6,891,070
Inspirato, Inc. (a)(b)	25,787	20,372
Inspired Entertainment, Inc. (a)	32,486	428,165
Jack in the Box, Inc. (b)	26,856	2,158,417
Krispy Kreme, Inc. (b)	88,866	1,189,916
Kura Sushi U.S.A., Inc. Class A (a)(b)	6,663	582,146
Las Vegas Sands Corp.	429,710	23,573,891
Life Time Group Holdings, Inc. (a)(b)	74,010	1,272,972
Light & Wonder, Inc. Class A (a)	119,022	9,125,417
Lindblad Expeditions Holdings (a)	44,363	401,485
Marriott International, Inc. Class A	337,119	68,607,088
Marriott Vacations Worldwide Corp.	48,095	5,227,446
McDonald's Corp.	954,915	268,474,352
MGM Resorts International	394,353	17,343,645
Monarch Casino & Resort, Inc.	17,711	1,193,721
Nathan's Famous, Inc.	3,975	289,022
Noodles & Co. (a)	46,632	129,637
Norwegian Cruise Line Holdings Ltd. (a)(b)	553,940	9,178,786
Papa John's International, Inc. (b)	38,745	2,932,997
Penn Entertainment, Inc. (a)	202,265	4,791,658
Planet Fitness, Inc. (a)	111,396	6,772,877
Playa Hotels & Resorts NV (a)	162,314	1,210,862
PlayAGS, Inc. (a)	42,242	288,513
Portillo's, Inc. (a)	53,382	979,026
Potbelly Corp. (a)	31,214	249,400
Rave Restaurant Group, Inc. (a)	22,026	46,255
RCI Hospitality Holdings, Inc. (b)	11,229	733,029
Red Robin Gourmet Burgers, Inc. (a)(b)	21,605	224,044
Red Rock Resorts, Inc.	64,628	2,839,108
Royal Caribbean Cruises Ltd. (a)	287,476	28,442,875
Rush Street Interactive, Inc. (a)	78,128	359,389
Sabre Corp. (a)(b)	438,013	2,190,065
Sadot Group, Inc. (a)	50,184	52,191
SeaWorld Entertainment, Inc. (a)	51,649	2,515,306
Shake Shack, Inc. Class A (a)	49,305	3,451,350
Six Flags Entertainment Corp. (a)	96,489	2,215,387
Soho House & Co., Inc. Class A (a)(b)	51,276	348,677
Sonder Holdings, Inc. (a)(b)	178,147	89,074
Starbucks Corp.	1,499,305	146,092,279
Sweetgreen, Inc. Class A (a)	99,560	1,429,682
Target Hospitality Corp. (a)	32,513	516,957
Texas Roadhouse, Inc. Class A	87,546	9,113,539
The Cheesecake Factory, Inc. (b)	62,324	1,985,019
The ONE Group Hospitality, Inc. (a)(b)	32,411	222,015
Travel+Leisure Co.	99,646	4,005,769
Vacasa, Inc. Class A (a)(b)	108,004	65,018
Vail Resorts, Inc.	52,730	11,933,854
Wendy's Co. (b)	220,042	4,354,631
Wingstop, Inc.	39,263	6,307,208
Wyndham Hotels & Resorts, Inc.	112,203	8,458,984
Wynn Resorts Ltd.	135,314	13,718,133
Xponential Fitness, Inc. (a)(b)	30,663	664,161
Yoshiharu Global Co. (b)	3,267	1,245
Yum! Brands, Inc.	366,189	47,377,533
		1,281,609,449
Household Durables - 0.5%
Aterian, Inc. (a)(b)	100,397	35,751
Bassett Furniture Industries, Inc.	12,070	184,068
Beazer Homes U.S.A., Inc. (a)	39,072	1,145,200
Cavco Industries, Inc. (a)	10,589	2,959,837
Century Communities, Inc.	37,273	2,767,520
Cricut, Inc. (b)	61,057	577,599
D.R. Horton, Inc.	405,874	48,307,123
Dixie Group, Inc. (a)	13,394	10,797
Dream Finders Homes, Inc. (a)(b)	28,083	809,352
Emerson Radio Corp. (a)	6,994	3,924
Ethan Allen Interiors, Inc. (b)	30,139	945,762
Flexsteel Industries, Inc.	6,418	145,047
Garmin Ltd.	200,367	21,242,909
GoPro, Inc. Class A (a)	169,560	616,351
Green Brick Partners, Inc. (a)	35,003	1,731,248
Hamilton Beach Brands Holding Co. Class A (b)	8,711	102,180
Harbor Custom Development, Inc. (a)(b)	782	1,212
Helen of Troy Ltd. (a)	31,621	3,886,853
Hooker Furnishings Corp.	15,914	342,628
Hovnanian Enterprises, Inc. Class A (a)	6,243	741,918
Installed Building Products, Inc.	30,448	4,406,739
iRobot Corp. (a)	35,836	1,393,662
KB Home	105,222	5,345,278
Koss Corp. (a)(b)	7,625	27,374
La-Z-Boy, Inc.	56,559	1,744,845
Landsea Homes Corp. (a)	14,849	143,887
Legacy Housing Corp. (a)(b)	12,245	277,594
Leggett & Platt, Inc.	174,552	4,922,366
Lennar Corp.:
Class A	346,010	41,206,331
Class B (b)	1,750	186,655
LGI Homes, Inc. (a)	27,044	3,329,116
Lifetime Brands, Inc.	15,395	96,835
Live Ventures, Inc. (a)	1,430	38,896
Lovesac (a)(b)	19,961	457,506
M.D.C. Holdings, Inc.	76,537	3,631,681
M/I Homes, Inc. (a)	36,208	3,554,901
Meritage Homes Corp.	48,014	6,675,867
Mohawk Industries, Inc. (a)	69,056	7,001,588
Nephros, Inc. (a)(b)	14,106	23,134
Newell Brands, Inc.	493,472	5,220,934
Nova LifeStyle, Inc. (a)	309	794
NVR, Inc. (a)	3,993	25,464,679
PulteGroup, Inc.	291,706	23,937,394
Purple Innovation, Inc.	84,088	182,471
Singing Machine Co., Inc. (a)	1,393	1,727
Skyline Champion Corp. (a)	69,797	4,974,432
Snap One Holdings Corp. (a)(b)	24,701	226,014
Sonos, Inc. (a)	167,885	2,313,455
Taylor Morrison Home Corp. (a)	142,373	6,748,480
Tempur Sealy International, Inc.	224,937	10,509,057
Toll Brothers, Inc.	134,411	11,012,293
TopBuild Corp. (a)	41,510	12,041,221
Traeger, Inc. (a)	80,629	360,412
TRI Pointe Homes, Inc. (a)	130,585	4,061,194
Tupperware Brands Corp. (a)(b)	48,609	121,036
United Homes Group, Inc. (a)(b)	5,814	48,663
Universal Electronics, Inc. (a)(b)	15,604	138,876
Vizio Holding Corp. (a)	73,815	423,698
VOXX International Corp. (a)(b)	17,991	155,442
Whirlpool Corp. (b)	71,589	10,019,596
Yunhong CTI Ltd. (a)	6,353	12,515
ZAGG, Inc. rights (a)(c)	23,001	0
		288,995,917
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	40,620	2,378,301
American Outdoor Brands, Inc. (a)	17,256	169,454
AMMO, Inc. (a)(b)	112,591	257,833
Brunswick Corp.	92,323	7,304,596
Clarus Corp. (b)	37,546	269,956
Escalade, Inc. (b)	12,991	194,735
Forza X1, Inc. (b)	3,639	3,384
Funko, Inc. (a)(b)	45,585	317,727
Hasbro, Inc.	170,339	12,264,408
JAKKS Pacific, Inc. (a)	9,332	183,654
Johnson Outdoors, Inc. Class A	7,377	412,448
Latham Group, Inc. (a)	52,123	192,855
Malibu Boats, Inc. Class A (a)	27,047	1,313,402
Marine Products Corp.	13,890	194,321
MasterCraft Boat Holdings, Inc. (a)	22,945	499,283
Mattel, Inc. (a)	462,695	10,253,321
Nautilus, Inc. (a)	37,457	37,457
Peloton Interactive, Inc. Class A (a)(b)	439,493	2,803,965
Polaris, Inc. (b)	69,828	7,827,021
Smith & Wesson Brands, Inc. (b)	59,993	704,318
Solo Brands, Inc. Class A (a)	39,048	218,278
SRM Entertainment, Inc. (b)	1,433	2,665
Sturm, Ruger & Co., Inc.	23,334	1,203,568
Topgolf Callaway Brands Corp. (a)(b)	181,709	3,169,005
Twin Vee PowerCats Co. (a)	1,690	3,025
Vista Outdoor, Inc. (a)	74,820	2,188,485
YETI Holdings, Inc. (a)	113,141	5,651,393
		60,018,858
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	37,677	283,708
a.k.a. Brands Holding Corp. (a)	14,967	7,528
Abercrombie & Fitch Co. Class A (a)	65,295	3,509,606
Academy Sports & Outdoors, Inc.	101,227	5,523,957
Advance Auto Parts, Inc.	78,020	5,369,336
America's Car Mart, Inc. (a)	7,674	854,193
American Eagle Outfitters, Inc.	239,746	4,066,092
Arhaus, Inc. (a)	28,131	278,497
Arko Corp. (b)	97,475	733,987
Asbury Automotive Group, Inc. (a)	28,134	6,470,820
AutoNation, Inc. (a)	41,260	6,481,533
AutoZone, Inc. (a)	24,058	60,898,737
BARK, Inc. (a)	131,940	211,104
Barnes & Noble Education, Inc. (a)(b)	46,847	59,496
Bath & Body Works, Inc.	299,225	11,032,426
Best Buy Co., Inc.	254,370	19,446,587
Big 5 Sporting Goods Corp. (b)	31,367	248,740
Boot Barn Holdings, Inc. (a)	38,896	3,568,708
Brilliant Earth Group, Inc. Class A (a)(b)	13,669	46,201
Build-A-Bear Workshop, Inc.	16,910	445,917
Burlington Stores, Inc. (a)	84,853	13,768,248
Caleres, Inc. (b)	47,601	1,364,721
Camping World Holdings, Inc.	55,228	1,365,788
CarMax, Inc. (a)(b)	206,772	16,889,137
CarParts.com, Inc. (a)	66,779	322,543
Carvana Co. Class A (a)(b)	130,505	6,570,927
Chewy, Inc. (a)(b)	126,036	3,022,343
Chico's FAS, Inc. (a)(b)	162,068	831,409
Citi Trends, Inc. (a)	10,784	233,258
Conn's, Inc. (a)(b)	15,740	65,793
Designer Brands, Inc. Class A (b)	68,072	715,437
Destination XL Group, Inc. (a)	72,082	328,694
Dick's Sporting Goods, Inc.	80,370	9,350,246
Digital Brands Group, Inc. (a)(b)	14	165
Duluth Holdings, Inc. (a)(b)	17,114	108,759
Envela Corp. (a)	11,687	59,604
EVgo, Inc. Class A (a)(b)	98,818	397,248
Express, Inc. (a)(b)	4,212	42,499
Five Below, Inc. (a)	72,750	12,510,090
Floor & Decor Holdings, Inc. Class A (a)(b)	138,862	13,844,541
Foot Locker, Inc. (b)	103,693	2,034,457
GameStop Corp. Class A (a)(b)	330,646	6,133,483
Gap, Inc. (b)	278,570	3,225,841
Genesco, Inc. (a)	15,750	539,910
Group 1 Automotive, Inc. (b)	18,457	4,880,400
Grove Collaborative Holdings, Inc. Class A (a)(b)	29,466	95,470
GrowGeneration Corp. (a)(b)	82,753	268,947
Guess?, Inc. (b)	39,020	938,821
Haverty Furniture Companies, Inc.	18,014	563,838
Hibbett, Inc. (b)	17,159	794,633
J.Jill, Inc. (a)	6,419	161,181
JOANN, Inc. (b)	17,415	18,286
Kirkland's, Inc. (a)(b)	13,524	33,810
Lands' End, Inc. (a)	17,119	131,816
Lazydays Holdings, Inc. (a)(b)	15,317	180,434
Leslie's, Inc. (a)	195,012	1,220,775
Lithia Motors, Inc. Class A (sub. vtg.)	35,987	11,084,716
LL Flooring Holdings, Inc. (a)	49,806	171,831
Lowe's Companies, Inc.	779,923	179,756,653
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	11,746	24,314
MarineMax, Inc. (a)	28,652	953,252
Monro, Inc.	41,284	1,351,638
Murphy U.S.A., Inc.	26,198	8,321,533
National Vision Holdings, Inc. (a)	101,956	1,866,814
O'Reilly Automotive, Inc. (a)	79,610	74,809,517
OneWater Marine, Inc. Class A (a)(b)	14,636	382,146
Overstock.com, Inc. (a)(b)	59,075	1,542,448
PARTS iD, Inc. (a)(b)	3,233	681
Penske Automotive Group, Inc. (b)	31,788	5,222,768
Petco Health & Wellness Co., Inc. (a)(b)	105,002	534,460
PetMed Express, Inc.	28,936	326,109
Polished.Com, Inc. (a)(b)	119,292	16,820
Rent the Runway, Inc. Class A (a)(b)	57,663	79,575
Revolve Group, Inc. (a)(b)	53,610	785,387
RH (a)	23,295	8,507,101
Ross Stores, Inc.	447,291	54,484,517
RumbleON, Inc. Class B (a)	13,309	87,839
Sally Beauty Holdings, Inc. (a)	140,419	1,426,657
Shift Technologies, Inc. Class A (a)(b)	12,762	15,314
Shoe Carnival, Inc. (b)	22,492	520,240
Signet Jewelers Ltd. (b)	59,336	4,450,200
Sleep Number Corp. (a)	28,994	741,667
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	20,957	1,117,427
Sportsman's Warehouse Holdings, Inc. (a)	51,384	247,157
Stitch Fix, Inc. (a)(b)	102,320	449,185
The Aaron's Co., Inc.	41,157	496,765
The Buckle, Inc.	39,183	1,431,747
The Cato Corp. Class A (sub. vtg.) (b)	20,968	162,502
The Children's Place, Inc. (a)(b)	16,574	439,377
The Container Store Group, Inc. (a)	49,538	115,919
The Home Depot, Inc.	1,324,427	437,458,238
The ODP Corp. (a)	44,374	2,188,526
The RealReal, Inc. (a)(b)	121,719	320,121
thredUP, Inc. (a)	93,615	372,588
Tile Shop Holdings, Inc. (a)(b)	40,147	237,670
Tilly's, Inc. (a)	28,099	252,610
TJX Companies, Inc.	1,506,047	139,279,227
Torrid Holdings, Inc. (a)(b)	12,770	28,860
Tractor Supply Co. (b)	143,246	31,299,251
Ulta Beauty, Inc. (a)	65,484	27,177,825
Upbound Group, Inc.	65,730	2,012,653
Urban Outfitters, Inc. (a)	78,529	2,607,948
Valvoline, Inc.	181,114	6,237,566
Victoria's Secret & Co. (a)	102,180	1,959,812
Vroom, Inc. (a)(b)	177,054	231,941
Warby Parker, Inc. (a)	82,314	988,591
Wayfair LLC Class A (a)(b)	107,496	7,429,049
Williams-Sonoma, Inc. (b)	85,812	12,116,654
Winmark Corp.	3,652	1,389,696
Zumiez, Inc. (a)	21,356	405,550
		1,268,469,377
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)	120,852	155,899
Capri Holdings Ltd. (a)	164,116	8,614,449
Carter's, Inc. (b)	49,176	3,519,526
Charles & Colvard Ltd. (a)	24,455	20,249
Columbia Sportswear Co.	46,297	3,395,422
Crocs, Inc. (a)	81,053	7,889,699
Crown Crafts, Inc.	6,389	31,689
Culp, Inc. (a)	12,761	71,589
Deckers Outdoor Corp. (a)	34,457	18,230,854
Delta Apparel, Inc. (a)(b)	7,372	56,175
Figs, Inc. Class A (a)	167,237	1,033,525
Forward Industries, Inc. (NY Shares) (a)	3,817	3,138
Fossil Group, Inc. (a)	60,572	128,413
G-III Apparel Group Ltd. (a)	54,390	1,079,642
Hanesbrands, Inc. (b)	458,015	2,404,579
Jerash Holdings U.S., Inc. (b)	2,992	9,904
Kontoor Brands, Inc.	65,298	2,989,995
Lakeland Industries, Inc. (b)	10,572	148,219
Levi Strauss & Co. Class A (b)	129,627	1,784,964
lululemon athletica, Inc. (a)	151,513	57,765,846
Movado Group, Inc.	20,948	572,928
NIKE, Inc. Class B	1,611,427	163,898,240
Oxford Industries, Inc.	19,421	1,961,327
PLBY Group, Inc. (a)(b)	83,783	108,918
PVH Corp.	81,955	6,851,438
Ralph Lauren Corp.	53,837	6,279,009
Rocky Brands, Inc.	8,992	159,788
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	175,398	8,824,273
Steven Madden Ltd.	93,443	3,223,784
Superior Group of Companies, Inc.	17,109	134,990
Tapestry, Inc.	302,873	10,091,728
Toughbuilt Industries, Inc. (a)	15,917	3,795
Under Armour, Inc.:
Class A (sub. vtg.) (a)	162,259	1,239,659
Class C (non-vtg.) (a)	344,577	2,374,136
Unifi, Inc. (a)	15,719	109,090
Vera Bradley, Inc. (a)	27,694	198,566
VF Corp.	434,060	8,577,026
Vince Holding Corp. (a)	1,696	3,861
Wolverine World Wide, Inc.	104,751	846,388
		324,792,720
TOTAL CONSUMER DISCRETIONARY		6,239,094,298
CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)(b)	7,945	5,331
Boston Beer Co., Inc. Class A (a)	12,256	4,478,710
Brown-Forman Corp.:
Class A (b)	75,702	5,089,445
Class B (non-vtg.)	236,510	15,640,406
Celsius Holdings, Inc. (a)	53,206	10,430,504
Coca-Cola Bottling Co. Consolidated	6,021	4,208,077
Constellation Brands, Inc. Class A (sub. vtg.)	210,800	54,926,048
Duckhorn Portfolio, Inc. (a)	56,896	707,786
Eastside Distilling, Inc. (a)(b)	561	942
Keurig Dr. Pepper, Inc.	1,101,627	37,069,749
MGP Ingredients, Inc. (b)	20,317	2,436,008
Molson Coors Beverage Co. Class B	245,303	15,574,287
Monster Beverage Corp.	999,228	57,365,679
National Beverage Corp. (a)(b)	30,718	1,576,141
PepsiCo, Inc.	1,801,879	320,590,312
Splash Beverage Group, Inc. (a)(b)	35,944	25,305
The Coca-Cola Co.	5,090,972	304,592,855
The Vita Coco Co., Inc. (a)	31,743	898,009
Vintage Wine Estates, Inc. (a)(b)	45,667	37,904
Willamette Valley Vineyards, Inc. (a)	4,326	25,783
Zevia PBC (a)(b)	58,590	150,576
		835,829,857
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	262,775	5,886,160
Andersons, Inc.	41,257	2,118,960
BJ's Wholesale Club Holdings, Inc. (a)	175,570	11,831,662
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	17,555	190
warrants 11/4/28 (a)	17,555	62
warrants 11/4/28 (a)	17,555	24
Class A (a)(b)	5,705	49,120
Casey's General Stores, Inc.	48,725	11,908,877
Chefs' Warehouse Holdings (a)	46,342	1,322,601
Costco Wholesale Corp.	580,013	318,589,541
Dollar General Corp.	286,493	39,679,281
Dollar Tree, Inc. (a)	271,850	33,263,566
Grocery Outlet Holding Corp. (a)	117,406	3,621,975
HF Foods Group, Inc. (a)	47,473	224,547
Ingles Markets, Inc. Class A	18,913	1,477,673
Kroger Co.	854,083	39,620,910
MedAvail Holdings, Inc. (a)(b)	461	3,706
Natural Grocers by Vitamin Cottage, Inc.	11,428	144,107
Performance Food Group Co. (a)	204,146	12,683,591
PriceSmart, Inc.	32,968	2,620,297
Rite Aid Corp. (a)(b)	71,598	55,130
SpartanNash Co.	46,759	1,017,476
Sprouts Farmers Market LLC (a)	134,554	5,488,458
Sysco Corp.	662,501	46,143,195
Target Corp.	603,501	76,373,052
U.S. Foods Holding Corp. (a)	296,001	11,967,320
United Natural Foods, Inc. (a)	77,874	1,567,604
Village Super Market, Inc. Class A (b)	8,611	194,178
Walgreens Boots Alliance, Inc. (b)	936,339	23,698,740
Walmart, Inc.	1,834,583	298,321,542
Weis Markets, Inc.	21,793	1,413,712
		951,287,257
Food Products - 1.0%
Alico, Inc. (b)	6,646	156,380
Arcadia Biosciences, Inc. (a)(b)	697	2,440
Archer Daniels Midland Co.	712,373	56,491,179
B&G Foods, Inc. Class A (b)	95,549	1,222,072
Barfresh Food Group, Inc. (a)(b)	3,086	5,863
Benson Hill, Inc. (a)	160,400	102,480
Better Choice Co., Inc. (a)(b)	24,615	4,701
Beyond Meat, Inc. (a)(b)	80,312	947,682
Blue Star Foods Corp. (a)(b)	525	293
BRC, Inc. Class A (a)(b)	51,780	234,046
Bridgford Foods Corp. (a)	1,670	19,372
Bunge Ltd.	196,930	22,513,038
Cal-Maine Foods, Inc.	50,338	2,405,653
Calavo Growers, Inc. (b)	23,515	775,054
Campbell Soup Co.	262,479	10,945,374
Coffee Holding Co., Inc. (a)	4,336	5,463
Conagra Brands, Inc.	623,774	18,638,367
Darling Ingredients, Inc. (a)	208,637	12,885,421
Farmer Brothers Co. (a)	25,069	52,896
Flowers Foods, Inc.	252,325	5,944,777
Fresh Del Monte Produce, Inc.	40,310	1,029,921
Freshpet, Inc. (a)(b)	62,870	4,747,314
General Mills, Inc.	768,282	51,981,960
Hormel Foods Corp. (b)	379,509	14,645,252
Hostess Brands, Inc. Class A (a)	173,892	4,952,444
Ingredion, Inc.	86,357	8,886,999
J&J Snack Foods Corp.	19,736	3,199,798
John B. Sanfilippo & Son, Inc.	11,781	1,182,223
Kellogg Co.	336,234	20,516,999
Laird Superfood, Inc. (a)	7,014	7,154
Lamb Weston Holdings, Inc.	190,407	18,547,546
Lancaster Colony Corp.	26,146	4,319,058
Lifecore Biomedical (a)(b)	34,951	279,608
Lifeway Foods, Inc. (a)	5,106	54,890
Limoneira Co. (b)	18,863	290,679
Local Bounti Corp. (a)(b)	4,640	14,477
Mama's Creations, Inc. (a)	22,777	91,791
McCormick & Co., Inc. (non-vtg.)	328,024	26,924,210
Mission Produce, Inc. (a)	54,426	518,136
Mondelez International, Inc.	1,780,964	126,911,495
Nuzee, Inc. (a)	836	7,315
Pilgrim's Pride Corp. (a)	59,315	1,492,365
Post Holdings, Inc. (a)(b)	69,921	6,272,613
RiceBran Technologies (a)(b)	4,707	2,528
Rocky Mountain Chocolate Factory, Inc. (a)	4,008	20,280
S&W Seed Co. (a)(b)	20,820	19,573
Seaboard Corp.	338	1,274,372
Seneca Foods Corp. Class A (a)	7,840	378,358
Sovos Brands, Inc. (a)	64,410	1,442,784
Stryve Foods, Inc. (a)(b)	1,028	3,927
The Hain Celestial Group, Inc. (a)	117,654	1,245,956
The Hershey Co.	192,545	41,370,219
The J.M. Smucker Co.	139,390	20,204,581
The Kraft Heinz Co.	1,044,019	34,546,589
The Real Good Food Co., Inc. (a)(b)	7,712	30,385
The Simply Good Foods Co. (a)	110,655	3,992,432
Tootsie Roll Industries, Inc.	24,026	772,436
TreeHouse Foods, Inc. (a)	66,302	3,084,369
Tyson Foods, Inc. Class A	373,448	19,893,575
Utz Brands, Inc. Class A (b)	87,124	1,345,195
Vital Farms, Inc. (a)	36,177	426,165
Westrock Coffee Holdings (b)	17,456	175,258
Whole Earth Brands, Inc. Class A (a)(b)	46,016	175,321
		560,631,101
Household Products - 1.2%
Central Garden & Pet Co. (a)	61,036	2,694,129
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,657	67,606
Church & Dwight Co., Inc.	319,388	30,907,177
Colgate-Palmolive Co.	1,084,384	79,669,692
Energizer Holdings, Inc.	87,513	3,006,072
Kimberly-Clark Corp.	440,960	56,808,877
Oil-Dri Corp. of America	7,216	486,358
Procter & Gamble Co.	3,082,897	475,814,323
Reynolds Consumer Products, Inc.	72,448	1,977,106
Spectrum Brands Holdings, Inc. (b)	53,436	4,444,272
The Clorox Co.	161,517	25,269,335
WD-40 Co. (b)	17,734	3,810,505
		684,955,452
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	173,395	7,195,893
Coty, Inc. Class A (a)	481,188	5,562,533
Cyanotech Corp. (a)	678	435
Edgewell Personal Care Co. (b)	66,881	2,578,931
elf Beauty, Inc. (a)	66,491	9,222,967
Estee Lauder Companies, Inc. Class A	303,136	48,662,422
Guardion Health Sciences, Inc. (a)(b)	375	2,970
Herbalife Ltd. (a)	130,244	1,956,265
Inter Parfums, Inc.	23,445	3,275,970
Jupiter Wellness, Inc. (a)(b)	27,726	30,499
Kenvue, Inc.	2,252,847	51,928,123
LifeVantage Corp.	16,711	123,661
Mannatech, Inc.	1,317	16,805
MediFast, Inc. (b)	14,528	1,225,292
Natural Alternatives International, Inc. (a)	5,740	35,416
Natural Health Trends Corp. (b)	7,985	43,119
Nature's Sunshine Products, Inc. (a)	18,010	302,748
Nu Skin Enterprises, Inc. Class A	65,009	1,553,065
Olaplex Holdings, Inc. (a)	110,809	300,292
The Beauty Health Co. (a)(b)	122,036	751,742
The Honest Co., Inc. (a)	74,839	110,762
Thorne HealthTech, Inc. (a)	15,865	160,712
United-Guardian, Inc.	2,834	21,595
Upexi, Inc. (a)(b)	10,874	19,682
USANA Health Sciences, Inc. (a)	14,786	950,592
Veru, Inc. (a)(b)	65,106	67,710
		136,100,201
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	17,754	25,033
Altria Group, Inc.	2,334,621	103,236,941
Philip Morris International, Inc.	2,030,041	195,005,738
Turning Point Brands, Inc.	20,664	508,748
Universal Corp. (b)	32,663	1,555,412
Vector Group Ltd.	174,634	1,870,330
		302,202,202
TOTAL CONSUMER STAPLES		3,471,006,070
ENERGY - 4.5%
Energy Equipment & Services - 0.6%
Archrock, Inc.	176,259	2,254,353
Atlas Energy Solutions, Inc. (b)	24,393	519,327
Baker Hughes Co. Class A	1,323,729	47,905,753
Bristow Group, Inc. (a)	30,850	854,545
Cactus, Inc.	84,233	4,492,988
Championx Corp.	258,792	9,339,803
Core Laboratories, Inc. (b)	60,942	1,465,046
Diamond Offshore Drilling, Inc. (a)	132,697	1,973,204
DMC Global, Inc. (a)	24,436	586,953
Dril-Quip, Inc. (a)	45,144	1,245,072
Energy Services of America Corp.	8,604	32,093
ENGlobal Corp. (a)(b)	30,612	9,976
Enservco Corp. (a)(b)	13,463	4,349
Expro Group Holdings NV (a)	89,895	2,113,431
Forum Energy Technologies, Inc. (a)	13,219	313,026
Geospace Technologies Corp. (a)	15,456	147,759
Gulf Island Fabrication, Inc. (a)	14,418	47,003
Halliburton Co.	1,179,134	45,538,155
Helix Energy Solutions Group, Inc. (a)	185,991	1,885,949
Helmerich & Payne, Inc. (b)	134,046	5,360,500
Independence Contract Drilling, Inc. (a)(b)	12,653	36,188
KLX Energy Services Holdings, Inc. (a)	19,290	200,712
Liberty Oilfield Services, Inc. Class A	195,765	3,122,452
Mammoth Energy Services, Inc. (a)	23,413	108,402
MIND Technology, Inc. (a)	11,948	7,251
Nabors Industries Ltd. (a)(b)	11,920	1,319,425
Natural Gas Services Group, Inc. (a)	13,342	144,894
NCS Multistage Holdings, Inc. (a)	895	15,134
Newpark Resources, Inc. (a)	100,851	603,089
Nextier Oilfield Solutions, Inc. (a)	195,478	2,074,022
Nine Energy Service, Inc. (a)(b)	15,286	70,316
Noble Corp. PLC	135,870	7,165,784
NOV, Inc.	514,667	10,874,914
Oceaneering International, Inc. (a)	131,331	2,993,033
Oil States International, Inc. (a)	85,467	670,061
Patterson-UTI Energy, Inc.	271,840	3,843,818
Profire Energy, Inc. (a)	50,817	136,190
ProFrac Holding Corp. (a)(b)	42,112	463,232
ProPetro Holding Corp. (a)	126,960	1,223,894
Ranger Energy Services, Inc. Class A	18,685	222,538
RPC, Inc. (b)	108,535	867,195
Schlumberger Ltd.	1,863,949	109,898,433
SEACOR Marine Holdings, Inc. (a)	33,950	390,086
Select Water Solutions, Inc. Class A	107,110	862,236
Smart Sand, Inc. (a)	31,127	60,386
Solaris Oilfield Infrastructure, Inc. Class A (b)	44,030	463,196
Superior Drilling Products, Inc. (a)	12,552	10,878
TechnipFMC PLC	576,806	10,982,386
TETRA Technologies, Inc. (a)	153,455	842,468
Tidewater, Inc. (a)	66,376	4,316,431
Transocean Ltd. (United States) (a)(b)	925,717	7,572,365
U.S. Silica Holdings, Inc. (a)	100,544	1,239,708
Valaris Ltd. (a)	78,940	5,945,761
Weatherford International PLC (a)	85,594	7,576,781
		312,412,944
Oil, Gas & Consumable Fuels - 3.9%
Adams Resources & Energy, Inc.	1,957	71,431
Aemetis, Inc. (a)(b)	42,679	213,822
American Resources Corp. (a)(b)	92,396	121,963
Amplify Energy Corp. (a)(b)	47,443	310,277
Antero Midstream GP LP	440,264	5,336,000
Antero Resources Corp. (a)	360,724	9,981,233
APA Corp.	403,068	17,670,501
Barnwell Industries, Inc.	6,293	16,802
Battalion Oil Corp. (a)	4,403	25,493
Berry Corp.	87,968	753,886
Bitnile Metaverse, Inc. (a)(b)	744	707
California Resources Corp.	91,987	5,136,554
Callon Petroleum Co. (a)(b)	66,833	2,621,859
Camber Energy, Inc. (a)(b)	10,340	4,238
Centrus Energy Corp. Class A (a)	16,683	791,775
Cheniere Energy, Inc.	317,759	51,858,269
Chesapeake Energy Corp. (b)	140,268	12,373,040
Chevron Corp.	2,328,083	375,054,171
Chord Energy Corp.	54,325	8,773,488
Civitas Resources, Inc.	64,220	5,280,168
Clean Energy Fuels Corp. (a)(b)	228,027	971,395
CNX Resources Corp. (a)(b)	215,860	4,824,471
Comstock Mining, Inc. (a)	107,321	41,963
Comstock Resources, Inc. (b)	119,261	1,462,140
ConocoPhillips Co.	1,582,727	188,391,995
CONSOL Energy, Inc.	41,973	3,611,357
Coterra Energy, Inc.	990,798	27,930,596
Crescent Energy, Inc. Class A (b)	50,368	686,516
CVR Energy, Inc.	38,196	1,249,009
Delek U.S. Holdings, Inc.	85,673	2,206,080
Denbury, Inc. (a)	65,790	6,025,048
Devon Energy Corp.	839,155	42,872,429
Diamondback Energy, Inc.	236,743	35,932,853
Dorian LPG Ltd. (b)	42,516	1,096,913
DT Midstream, Inc.	126,790	6,629,849
Earthstone Energy, Inc. (a)	51,333	1,046,167
Empire Petroleum Corp. (a)	13,507	118,051
Enviva, Inc. (b)	42,503	391,028
EOG Resources, Inc.	764,865	98,376,936
Epsilon Energy Ltd.	26,263	141,820
EQT Corp.	472,759	20,432,644
Equitrans Midstream Corp.	569,350	5,465,760
Evolution Petroleum Corp.	41,055	347,325
Excelerate Energy, Inc. (b)	23,587	438,718
Exxon Mobil Corp.	5,287,862	587,957,376
Gevo, Inc. (a)(b)	320,366	419,679
Granite Ridge Resources, Inc. (b)	18,320	135,568
Green Plains, Inc. (a)	77,638	2,409,884
Gulfport Energy Corp. (a)	14,354	1,693,772
Hallador Energy Co. (a)	32,683	351,015
Hess Corp.	361,356	55,829,502
HF Sinclair Corp.	168,423	9,278,423
HighPeak Energy, Inc. (b)	17,986	264,934
Houston American Energy Corp. (a)(b)	10,935	21,105
International Seaways, Inc.	52,775	2,267,742
Kinder Morgan, Inc.	2,579,625	44,421,143
Kinetik Holdings, Inc. (b)	31,660	1,111,583
Kosmos Energy Ltd. (a)	600,873	4,374,355
Lightbridge Corp. (a)(b)	14,365	62,488
Magnolia Oil & Gas Corp. Class A	220,715	5,032,302
Marathon Oil Corp.	806,323	21,246,611
Marathon Petroleum Corp.	554,810	79,210,224
Matador Resources Co. (b)	147,905	9,391,968
Mexco Energy Corp.	1,824	22,563
Murphy Oil Corp.	191,491	8,693,691
NACCO Industries, Inc. Class A	5,526	180,148
New Fortress Energy, Inc.	62,096	1,927,460
Nextdecade Corp. (a)(b)	78,786	478,231
Northern Oil & Gas, Inc.	105,540	4,414,738
Occidental Petroleum Corp.	939,361	58,982,477
ONEOK, Inc.	585,050	38,145,260
OPAL Fuels, Inc. (a)	9,184	64,012
Overseas Shipholding Group, Inc. (a)	82,527	363,119
Ovintiv, Inc.	319,506	15,004,002
Par Pacific Holdings, Inc. (a)	73,186	2,513,939
PBF Energy, Inc. Class A	143,323	6,720,415
Peabody Energy Corp. (b)	153,463	3,311,732
Pedevco Corp. (a)	29,898	28,433
Permian Resource Corp. Class A (b)	307,223	4,356,422
Phillips 66 Co.	600,051	68,501,822
Phx Minerals, Inc. Class A (b)	39,245	136,573
Pioneer Natural Resources Co.	305,757	72,748,763
PrimeEnergy Corp. (a)	710	68,870
Range Resources Corp.	315,298	10,209,349
Rex American Resources Corp. (a)	20,223	798,606
Riley Exploration Permian, Inc.	5,468	183,123
Ring Energy, Inc. (a)(b)	162,933	307,943
SandRidge Energy, Inc.	42,210	674,938
SilverBow Resources, Inc. (a)	18,084	773,634
Sitio Royalties Corp.	105,974	2,691,740
SM Energy Co.	157,400	6,659,594
Southwestern Energy Co. (a)	1,438,041	9,749,918
Stabilis Solutions, Inc. (a)(b)	3,281	14,469
Talos Energy, Inc. (a)	140,767	2,424,008
Targa Resources Corp.	295,317	25,471,091
Tellurian, Inc. (a)(b)	669,101	749,393
Texas Pacific Land Corp. (b)	8,050	15,172,238
The Williams Companies, Inc.	1,593,229	55,014,197
U.S. Energy Corp.	12,195	16,219
Uranium Energy Corp. (a)(b)	492,400	2,127,168
VAALCO Energy, Inc. (b)	137,909	570,943
Valero Energy Corp.	472,736	61,408,406
Verde Clean Fuels, Inc. (a)(b)	4,428	18,730
Vertex Energy, Inc. (a)(b)	79,887	338,721
Vital Energy, Inc. (a)(b)	24,021	1,448,226
Vitesse Energy, Inc. (b)	30,634	711,934
W&T Offshore, Inc. (a)(b)	124,923	509,686
World Kinect Corp.	80,991	1,773,703
		2,259,047,061
TOTAL ENERGY		2,571,460,005
FINANCIALS - 13.0%
Banks - 3.2%
1895 Bancorp of Wisconsin, Inc. (a)	4,531	33,212
1st Source Corp.	22,197	991,984
ACNB Corp.	11,309	359,965
Affinity Bancshares, Inc. (a)	5,814	86,163
Amalgamated Financial Corp.	24,014	430,331
Amerant Bancorp, Inc. Class A	34,171	641,390
American National Bankshares, Inc.	14,079	551,897
Ameris Bancorp	85,350	3,478,013
AmeriServ Financial, Inc.	17,254	52,107
Ames National Corp. (b)	10,594	190,162
Arrow Financial Corp.	22,580	397,634
Associated Banc-Corp.	197,120	3,416,090
Atlantic Union Bankshares Corp.	98,107	2,912,797
Auburn National Bancorp., Inc.	2,294	50,491
Axos Financial, Inc. (a)	68,633	2,957,396
Banc of California, Inc.	70,872	888,026
BancFirst Corp.	22,921	2,190,789
Bancorp, Inc., Delaware (a)	71,427	2,622,085
Bank First National Corp. (b)	10,810	839,180
Bank of America Corp.	9,067,154	259,955,305
Bank of Hawaii Corp. (b)	51,808	2,784,162
Bank of Marin Bancorp	18,532	348,772
Bank of South Carolina Corp.	1,655	20,754
Bank of the James Financial Group, Inc.	6,254	67,043
Bank OZK	140,629	5,649,067
Bank7 Corp.	4,646	116,708
BankFinancial Corp.	15,633	137,883
BankUnited, Inc.	97,041	2,547,326
Bankwell Financial Group, Inc.	7,914	205,922
Banner Corp.	44,669	1,945,335
Bar Harbor Bankshares	20,222	502,314
BayCom Corp.	15,106	291,093
BayFirst Financial Corp. (b)	2,789	37,986
BCB Bancorp, Inc.	18,340	208,709
Berkshire Hills Bancorp, Inc.	58,250	1,217,425
Blue Foundry Bancorp (a)	31,459	290,996
Blue Ridge Bankshares, Inc.	18,384	145,601
Bogota Financial Corp. (a)	4,290	32,175
BOK Financial Corp.	37,453	3,112,719
Bridgewater Bancshares, Inc. (a)	25,177	263,351
Broadway Financial Corp. (a)	41,022	36,924
Brookline Bancorp, Inc., Delaware	116,689	1,116,714
Business First Bancshares, Inc.	32,375	662,069
Byline Bancorp, Inc.	30,503	646,054
C & F Financial Corp. (b)	4,094	218,292
Cadence Bank	238,954	5,467,268
California Bancorp, Inc. (a)	8,230	154,148
Cambridge Bancorp	10,630	565,622
Camden National Corp.	19,621	643,373
Capital Bancorp, Inc.	11,676	223,595
Capital City Bank Group, Inc.	17,850	544,604
Capitol Federal Financial, Inc.	167,992	952,515
Capstar Financial Holdings, Inc.	22,198	289,906
Carter Bankshares, Inc. (a)	29,686	424,807
Carver Bancorp, Inc. (a)	2,863	7,988
Catalyst Bancorp, Inc. (a)(b)	15,955	191,460
Cathay General Bancorp	94,568	3,369,458
CB Financial Services, Inc.	5,317	114,900
Central Pacific Financial Corp.	36,464	618,794
Central Valley Community Bancorp	11,846	173,189
Cf Bankshares, Inc.	1,500	27,510
CFSB Bancorp, Inc. (a)	534	3,872
Chemung Financial Corp. (b)	4,193	164,743
ChoiceOne Financial Services, Inc. (b)	8,759	210,566
Citigroup, Inc.	2,545,607	105,108,113
Citizens & Northern Corp.	19,540	353,088
Citizens Community Bancorp, Inc.	10,544	109,341
Citizens Financial Group, Inc.	632,407	17,789,609
Citizens Financial Services, Inc. (b)	6,076	332,600
Citizens Holding Co. (b)	5,779	59,004
City Holding Co.	19,754	1,804,725
Civista Bancshares, Inc.	18,648	316,830
CNB Financial Corp., Pennsylvania	27,047	492,526
Coastal Financial Corp. of Washington (a)	14,840	653,702
Codorus Valley Bancorp, Inc.	12,425	251,606
Colony Bankcorp, Inc.	18,781	195,510
Columbia Banking Systems, Inc.	272,732	5,585,551
Columbia Financial, Inc. (a)(b)	42,551	730,175
Comerica, Inc.	172,010	8,275,401
Commerce Bancshares, Inc.	148,621	7,295,805
Community Bank System, Inc.	70,415	3,348,233
Community Trust Bancorp, Inc.	20,383	723,597
Community West Bancshares (b)	8,703	111,311
ConnectOne Bancorp, Inc.	46,452	888,162
CrossFirst Bankshares, Inc. (a)	52,945	569,159
Cullen/Frost Bankers, Inc.	84,229	7,962,167
Cullman Bancorp, Inc.	14,006	150,705
Customers Bancorp, Inc. (a)	38,302	1,345,932
CVB Financial Corp.	172,218	3,006,926
Dime Community Bancshares, Inc.	43,013	916,607
Eagle Bancorp Montana, Inc.	7,389	93,397
Eagle Bancorp, Inc.	40,801	981,672
East West Bancorp, Inc.	184,902	10,232,477
Eastern Bankshares, Inc.	210,984	2,839,845
ECB Bancorp, Inc. (a)	11,945	146,446
Enterprise Bancorp, Inc.	11,502	332,868
Enterprise Financial Services Corp.	48,749	1,887,074
Equity Bancshares, Inc.	17,139	428,818
Esquire Financial Holdings, Inc.	8,624	403,258
ESSA Bancorp, Inc. (b)	11,275	179,385
Evans Bancorp, Inc. (b)	6,606	187,082
Farmers & Merchants Bancorp, Inc.	16,994	324,585
Farmers National Banc Corp.	45,680	580,136
FB Financial Corp.	46,449	1,411,121
Fidelity D & D Bancorp, Inc. (b)	6,125	290,233
Fifth Third Bancorp	889,970	23,628,704
Financial Institutions, Inc.	21,594	377,895
Finward Bancorp	4,224	87,564
FinWise BanCorp (a)(b)	12,565	119,744
First Bancorp, North Carolina	53,989	1,600,234
First Bancorp, Puerto Rico	234,542	3,250,752
First Bancshares, Inc.	37,382	1,061,275
First Bank Hamilton New Jersey	25,274	289,135
First Busey Corp.	68,032	1,374,246
First Business Finance Services, Inc.	9,095	286,765
First Capital, Inc. (b)	3,733	122,816
First Citizens Bancshares, Inc.	15,538	21,137,895
First Commonwealth Financial Corp.	135,422	1,769,966
First Community Bankshares, Inc.	22,773	704,369
First Community Corp.	9,317	160,998
First Financial Bancorp, Ohio	124,734	2,591,973
First Financial Bankshares, Inc. (b)	170,420	4,894,462
First Financial Corp., Indiana	13,520	496,454
First Financial Northwest, Inc.	9,165	114,563
First Foundation, Inc.	68,122	535,439
First Guaranty Bancshares, Inc.	7,017	77,889
First Hawaiian, Inc.	167,235	3,162,414
First Horizon National Corp.	703,472	8,828,574
First Internet Bancorp	10,758	207,199
First Interstate Bancsystem, Inc.	117,106	3,034,216
First Merchants Corp.	78,313	2,336,860
First Mid-Illinois Bancshares, Inc.	23,559	658,945
First National Corp. (b)	3,489	58,580
First Northwest Bancorp	11,907	153,600
First of Long Island Corp.	26,802	350,034
First Savings Financial Group, Inc.	6,470	103,326
First Seacoast Bancorp, Inc.	462	3,442
First U.S. Bancshares, Inc.	8,570	74,730
First United Corp.	7,415	120,345
First Western Financial, Inc. (a)	9,081	184,526
Five Star Bancorp	13,849	302,739
Flushing Financial Corp.	38,229	539,793
FNB Corp., Pennsylvania	472,685	5,497,327
FNCB Bancorp, Inc.	16,857	97,096
Franklin Financial Services Corp. (b)	5,128	148,609
FS Bancorp, Inc.	8,438	250,187
Fulton Financial Corp.	216,307	2,883,372
FVCBankcorp, Inc. (a)	18,756	228,261
German American Bancorp, Inc.	36,022	1,042,116
Glacier Bancorp, Inc.	145,068	4,382,504
Great Southern Bancorp, Inc.	11,681	589,540
Greene County Bancorp, Inc.	8,320	239,699
Guaranty Bancshares, Inc. Texas	10,776	311,103
Hancock Whitney Corp.	112,543	4,642,399
Hanmi Financial Corp.	41,061	711,177
Hanover Bancorp, Inc.	1,508	27,521
HarborOne Bancorp, Inc.	54,104	539,417
Hawthorn Bancshares, Inc.	7,540	124,410
HBT Financial, Inc.	17,034	318,536
Heartland Financial U.S.A., Inc.	49,837	1,527,006
Heritage Commerce Corp.	80,463	697,614
Heritage Financial Corp., Washington	47,175	812,354
Hilltop Holdings, Inc.	59,948	1,821,820
Hingham Institution for Savings (b)	1,864	371,290
HMN Financial, Inc.	7,315	143,740
Home Bancorp, Inc.	8,912	291,066
Home Bancshares, Inc.	246,899	5,476,220
Home Federal Bancorp, Inc.	750	11,258
HomeStreet, Inc.	23,940	226,233
HomeTrust Bancshares, Inc.	20,050	458,143
Hope Bancorp, Inc.	157,913	1,527,019
Horizon Bancorp, Inc. Indiana	52,361	585,920
Huntington Bancshares, Inc.	1,887,794	20,935,635
IF Bancorp, Inc.	10,290	154,247
Independent Bank Corp.	58,016	3,134,024
Independent Bank Corp.	29,851	569,856
Independent Bank Group, Inc.	46,760	1,973,272
International Bancshares Corp.	68,959	3,087,984
Investar Holding Corp.	10,422	136,528
John Marshall Bankcorp, Inc.	14,535	256,833
JPMorgan Chase & Co.	3,822,053	559,281,015
Kearny Financial Corp.	89,608	663,995
Kentucky First Federal Bancorp (b)	1,347	7,611
KeyCorp	1,222,172	13,847,209
Lakeland Bancorp, Inc.	98,292	1,327,925
Lakeland Financial Corp.	33,455	1,744,009
Landmark Bancorp, Inc.	4,000	76,760
LCNB Corp. (b)	14,423	215,047
LINKBANCORP, Inc. (b)	11,888	83,216
Live Oak Bancshares, Inc. (b)	43,465	1,405,658
Luther Burbank Corp.	15,778	143,422
M&T Bank Corp.	216,954	27,130,098
Macatawa Bank Corp.	33,820	309,791
Magyar Bancorp, Inc.	2,799	30,621
Mainstreet Bancshares, Inc.	7,340	166,031
Mercantile Bank Corp.	20,555	686,126
Meridian Corp.	11,660	136,422
Metrocity Bankshares, Inc.	22,919	446,921
Metropolitan Bank Holding Corp. (a)	14,590	580,828
Mid Penn Bancorp, Inc.	16,248	355,669
Middlefield Banc Corp. (b)	10,999	285,204
Midland States Bancorp, Inc.	29,198	648,196
MidWestOne Financial Group, Inc.	17,818	380,592
MVB Financial Corp.	14,064	331,067
National Bank Holdings Corp.	49,475	1,560,442
National Bankshares, Inc. (b)	7,696	202,559
NBT Bancorp, Inc.	62,106	2,137,689
New York Community Bancorp, Inc.	943,693	11,588,550
Nicolet Bankshares, Inc.	17,686	1,340,776
Northeast Bank	8,173	347,271
Northeast Community Bancorp, Inc. (b)	19,724	312,823
Northfield Bancorp, Inc.	52,779	556,291
Northrim Bancorp, Inc.	8,358	347,108
Northwest Bancshares, Inc.	167,210	1,839,310
Norwood Financial Corp.	9,858	267,448
NSTS Bancorp, Inc. (a)(b)	2,864	25,518
Oak Valley Bancorp Oakdale California	8,227	206,580
OceanFirst Financial Corp.	79,003	1,332,781
OFG Bancorp	62,342	1,880,235
Ohio Valley Banc Corp.	4,796	116,303
Old National Bancorp, Indiana	383,156	5,846,961
Old Point Financial Corp.	6,643	121,102
Old Second Bancorp, Inc.	52,933	765,941
OP Bancorp	14,608	137,900
Orange County Bancorp, Inc. (b)	5,900	274,291
Origin Bancorp, Inc.	38,870	1,192,920
Orrstown Financial Services, Inc.	13,399	289,418
Pacific Premier Bancorp, Inc.	125,906	2,898,356
PacWest Bancorp	156,744	1,246,115
Park National Corp. (b)	18,969	1,930,285
Parke Bancorp, Inc.	12,473	215,409
Partners Bancorp	14,005	106,438
Pathfinder Bancorp, Inc.	5,112	67,990
Pathward Financial, Inc.	35,050	1,726,914
Patriot National Bancorp, Inc. (a)	3,407	27,460
PCB Bancorp	15,116	242,612
Peapack-Gladstone Financial Corp.	22,705	619,165
Penns Woods Bancorp, Inc. (b)	8,775	228,501
Peoples Bancorp of North Carolina	5,579	117,494
Peoples Bancorp, Inc.	43,219	1,113,754
Peoples Financial Services Corp.	8,996	392,226
Pinnacle Financial Partners, Inc.	100,190	6,668,646
Pioneer Bancorp, Inc. (a)	11,061	99,660
Plumas Bancorp	6,168	215,510
PNC Financial Services Group, Inc.	521,941	63,013,937
Ponce Financial Group, Inc. (a)	35,720	285,403
Popular, Inc.	94,118	6,426,377
Preferred Bank, Los Angeles	17,464	1,084,689
Premier Financial Corp.	48,141	906,976
Primis Financial Corp.	24,521	217,746
Princeton Bancorp, Inc.	6,141	179,747
Prosperity Bancshares, Inc.	123,219	7,000,071
Provident Bancorp, Inc.	19,395	190,459
Provident Financial Holdings, Inc. (b)	6,929	91,116
Provident Financial Services, Inc.	99,050	1,632,344
QCR Holdings, Inc.	21,732	1,140,061
RBB Bancorp	18,395	250,724
Red River Bancshares, Inc.	6,378	301,552
Regions Financial Corp.	1,226,730	22,498,228
Renasant Corp.	73,510	2,047,254
Republic Bancorp, Inc., Kentucky Class A	11,971	531,991
Rhinebeck Bancorp, Inc. (a)(b)	764	5,348
Richmond Mutual Bancorp., Inc.	15,290	173,847
Riverview Bancorp, Inc.	23,339	138,167
S&T Bancorp, Inc.	51,186	1,450,099
Sandy Spring Bancorp, Inc.	59,085	1,314,050
SB Financial Group, Inc.	8,546	123,062
Seacoast Banking Corp., Florida	110,088	2,599,178
ServisFirst Bancshares, Inc.	63,988	3,585,888
Shore Bancshares, Inc.	43,830	485,636
Sierra Bancorp	18,272	363,247
Simmons First National Corp. Class A	167,237	2,980,163
SmartFinancial, Inc.	19,370	441,055
Sound Financial Bancorp, Inc.	3,078	115,640
South Plains Financial, Inc.	15,643	410,316
Southern First Bancshares, Inc. (a)	9,217	259,090
Southern Missouri Bancorp, Inc.	12,864	544,147
Southern States Bancshares, Inc. (b)	8,726	199,913
Southside Bancshares, Inc. (b)	39,013	1,174,291
Southstate Corp.	99,380	7,185,174
Stellar Bancorp, Inc.	59,973	1,275,626
Sterling Bancorp, Inc. (a)	23,833	140,376
Stock Yards Bancorp, Inc.	38,688	1,771,910
Summit Financial Group, Inc.	14,373	353,576
Summit State Bank	5,991	94,718
Synovus Financial Corp.	190,834	5,908,221
TC Bancshares, Inc.	8,600	116,530
Territorial Bancorp, Inc.	10,885	111,789
Texas Capital Bancshares, Inc. (a)	62,490	3,901,876
Texas Community Bancshares, Inc.	238	2,956
The First Bancorp, Inc.	10,950	269,589
Third Coast Bancshares, Inc. (a)	15,298	287,908
Timberland Bancorp, Inc./Washington	9,202	260,969
Tompkins Financial Corp.	17,129	889,509
TowneBank	88,440	2,087,184
Trico Bancshares	43,753	1,502,478
Triumph Bancorp, Inc. (a)	28,599	1,836,914
Truist Financial Corp.	1,741,884	53,214,556
Trustco Bank Corp., New York	25,459	724,818
Trustmark Corp.	80,630	1,857,715
U.S. Bancorp	1,824,155	66,636,382
UMB Financial Corp.	56,957	3,600,252
Union Bankshares, Inc.	4,955	110,497
United Bancorp, Inc.	8,035	93,608
United Bankshares, Inc., West Virginia	175,560	5,280,845
United Community Bank, Inc.	150,803	4,071,681
United Security Bancshares, California	13,325	95,407
Unity Bancorp, Inc.	7,207	174,157
Univest Corp. of Pennsylvania	40,061	720,697
USCB Financial Holdings, Inc. (a)	13,929	152,801
Valley National Bancorp	551,362	5,061,503
Veritex Holdings, Inc.	71,046	1,336,375
Village Bank & Trust Financial Corp.	88	3,960
Virginia National Bankshares C (b)	5,789	191,269
Washington Federal, Inc.	86,085	2,339,790
Washington Trust Bancorp, Inc.	22,806	638,568
Webster Financial Corp.	228,510	9,691,109
Wells Fargo & Co.	4,907,351	202,624,523
WesBanco, Inc.	77,870	1,974,783
West Bancorp., Inc.	18,767	347,565
Westamerica Bancorp.	35,008	1,541,402
Western Alliance Bancorp.	143,666	7,184,737
Western New England Bancorp, Inc.	26,305	165,722
William Penn Bancorp, Inc. (b)	15,182	187,042
Wintrust Financial Corp.	79,930	6,203,367
WSFS Financial Corp.	80,323	3,156,694
Zions Bancorp NA	194,498	6,904,679
		1,858,863,112
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	47,125	6,315,221
Alti Global, Inc. Class A (a)(b)	30,796	225,119
Ameriprise Financial, Inc.	136,220	45,985,148
Ares Management Corp.	210,032	21,725,710
Artisan Partners Asset Management, Inc. (b)	89,258	3,429,292
Ashford, Inc. (a)	2,670	23,589
Assetmark Financial Holdings, Inc. (a)	28,676	828,450
Associated Capital Group, Inc. (b)	3,636	132,496
Avantax, Inc. (a)	50,556	1,057,632
B. Riley Financial, Inc.	20,830	1,066,600
Bakkt Holdings, Inc. Class A (a)(b)	110,059	151,881
Bank of New York Mellon Corp.	938,998	42,132,840
BGC Group, Inc. Class A	443,950	2,193,113
BlackRock, Inc. Class A	195,862	137,209,165
Blackstone, Inc.	923,457	98,228,121
Blue Owl Capital, Inc. Class A (b)	468,557	5,599,256
Bridge Investment Group Holdings, Inc.	39,609	399,259
BrightSphere Investment Group, Inc.	42,213	874,231
Carlyle Group LP	283,822	9,181,642
Cboe Global Markets, Inc.	138,098	20,674,652
Charles Schwab Corp.	1,943,648	114,966,779
CME Group, Inc.	470,519	95,364,791
Cohen & Co., Inc. (b)	1,012	11,355
Cohen & Steers, Inc. (b)	32,964	2,148,594
Coinbase Global, Inc. (a)(b)	217,458	17,309,657
Diamond Hill Investment Group, Inc.	4,049	683,309
Donnelley Financial Solutions, Inc. (a)	33,040	1,627,881
Evercore, Inc. Class A	46,205	6,471,010
FactSet Research Systems, Inc.	50,088	21,858,904
Federated Hermes, Inc.	111,158	3,863,852
Focus Financial Partners, Inc. Class A (a)	75,188	3,984,964
Forge Global Holdings, Inc. Class A (a)	140,467	344,144
Franklin Resources, Inc.	372,835	9,969,608
GCM Grosvenor, Inc. Class A (b)	58,615	447,819
Goldman Sachs Group, Inc.	434,723	142,463,074
Greenhill & Co., Inc.	18,723	276,164
Hamilton Lane, Inc. Class A	47,416	4,399,731
Hennessy Advisors, Inc. (b)	3,322	22,955
Heritage Global, Inc. (a)	38,073	126,783
Houlihan Lokey	65,966	6,948,858
Interactive Brokers Group, Inc.	134,682	12,266,837
Intercontinental Exchange, Inc.	732,198	86,392,042
Invesco Ltd.	598,467	9,527,595
Janus Henderson Group PLC	173,306	4,760,716
Jefferies Financial Group, Inc.	243,829	8,702,257
KKR & Co. LP	756,099	47,490,578
Lazard Ltd. Class A	147,438	5,121,996
LPL Financial	101,573	23,421,718
MarketAxess Holdings, Inc.	49,247	11,865,080
MarketWise, Inc. Class A	31,232	42,163
Moelis & Co. Class A (b)	86,872	4,118,602
Moody's Corp.	206,308	69,484,534
Morgan Stanley	1,703,645	145,065,372
Morningstar, Inc.	32,829	7,638,323
MSCI, Inc.	104,675	56,903,424
NASDAQ, Inc.	442,738	23,234,890
Netcapital, Inc. (a)	4,756	2,383
Northern Trust Corp.	272,407	20,722,000
Open Lending Corp. (a)	131,358	1,083,704
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,209	350,863
P10, Inc.	54,763	659,894
Perella Weinberg Partners Class A	56,141	591,165
Piper Jaffray Companies	19,270	2,870,845
PJT Partners, Inc.	32,553	2,571,361
Raymond James Financial, Inc.	249,482	26,093,322
Robinhood Markets, Inc. (a)	682,417	7,431,521
S&P Global, Inc.	428,963	167,664,478
Safeguard Scientifics, Inc. (a)(b)	19,693	22,056
Sculptor Capital Management, Inc. Class A	28,993	336,899
SEI Investments Co.	132,581	8,227,977
Siebert Financial Corp. (a)(b)	7,387	15,513
Silvercrest Asset Management Group Class A	12,405	239,044
State Street Corp.	436,992	30,038,830
StepStone Group, Inc. Class A	64,383	1,987,503
Stifel Financial Corp.	138,708	9,018,794
StoneX Group, Inc. (a)	23,088	2,167,501
T. Rowe Price Group, Inc.	293,606	32,951,401
TPG, Inc. (b)	69,057	1,941,883
Tradeweb Markets, Inc. Class A	150,101	12,973,229
U.S. Global Investors, Inc. Class A	15,867	47,760
Value Line, Inc.	1,208	64,519
Victory Capital Holdings, Inc.	34,898	1,201,189
Virtu Financial, Inc. Class A	116,489	2,183,004
Virtus Investment Partners, Inc.	8,942	1,851,888
Westwood Holdings Group, Inc.	8,928	91,066
WisdomTree Investments, Inc.	149,387	1,090,525
		1,683,251,893
Consumer Finance - 0.5%
Ally Financial, Inc.	393,070	10,884,108
American Express Co.	777,732	122,873,879
Atlanticus Holdings Corp. (a)(b)	6,412	223,779
Bread Financial Holdings, Inc.	65,934	2,477,800
Capital One Financial Corp.	499,230	51,116,160
Consumer Portfolio Services, Inc. (a)(b)	12,580	116,617
Credit Acceptance Corp. (a)(b)	7,924	3,976,025
CURO Group Holdings Corp. (b)	26,934	29,089
Discover Financial Services	332,051	29,907,834
Encore Capital Group, Inc. (a)	30,941	1,449,895
Enova International, Inc. (a)	40,816	2,059,167
EZCORP, Inc. (non-vtg.) Class A (a)(b)	69,718	586,328
FirstCash Holdings, Inc.	48,289	4,313,173
Green Dot Corp. Class A (a)	60,992	905,121
Katapult Holdings, Inc. (a)(b)	3,855	51,272
LendingClub Corp. (a)	140,871	980,462
LendingTree, Inc. (a)	13,874	262,357
Medallion Financial Corp. (b)	23,897	200,735
MoneyLion, Inc. (a)(b)	5,126	114,720
Navient Corp.	128,490	2,267,849
Nelnet, Inc. Class A	23,671	2,174,181
NerdWallet, Inc. (a)	43,903	395,127
Nicholas Financial, Inc. (a)(b)	2,497	12,560
OneMain Holdings, Inc.	157,748	6,548,119
Oportun Financial Corp. (a)	35,417	247,919
OppFi, Inc. Class A (a)(b)	16,122	41,595
PRA Group, Inc. (a)	51,631	1,005,772
PROG Holdings, Inc. (a)	60,995	2,092,129
Regional Management Corp.	12,225	335,943
SLM Corp.	317,309	4,518,480
SoFi Technologies, Inc. (a)(b)	1,082,062	9,370,657
Sunlight Financial Holdings, Inc. Class A (a)(b)	2,351	5,783
Synchrony Financial	560,120	18,080,674
Upstart Holdings, Inc. (a)(b)	92,785	2,984,893
World Acceptance Corp. (a)(b)	4,396	592,625
		283,202,827
Financial Services - 4.1%
A-Mark Precious Metals, Inc.	23,360	797,043
Acacia Research Corp. (a)	73,123	278,599
Affirm Holdings, Inc. (a)(b)	277,851	5,782,079
Alerus Financial Corp.	23,428	456,846
Apollo Global Management, Inc.	563,954	49,255,742
AppTech Payments Corp. (a)(b)	13,412	41,845
AvidXchange Holdings, Inc. (a)	176,703	1,816,507
Berkshire Hathaway, Inc. Class B (a)	2,332,154	840,041,871
Block, Inc. Class A (a)	711,629	41,025,412
BM Technologies, Inc. (a)(b)	11,248	17,997
Cannae Holdings, Inc. (a)	93,731	1,839,940
Cantaloupe, Inc. (a)	74,380	589,090
Cass Information Systems, Inc. (b)	16,602	636,521
Corebridge Financial, Inc. (b)	195,285	3,481,932
Enact Holdings, Inc.	38,524	1,104,098
Equitable Holdings, Inc.	432,809	12,464,899
Essent Group Ltd.	140,204	7,041,045
Euronet Worldwide, Inc. (a)	61,491	5,371,854
EVERTEC, Inc.	85,190	3,370,968
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	12,863	2,165,100
Fidelity National Information Services, Inc.	774,738	43,276,865
Finance of America Companies, Inc. (a)(b)	52,939	75,173
Fiserv, Inc. (a)	807,286	97,996,448
FleetCor Technologies, Inc. (a)	96,506	26,223,575
FlexShopper, Inc. (a)	13,495	13,117
Flywire Corp. (a)	96,836	3,348,589
Global Payments, Inc.	342,539	43,396,266
Guild Holdings Co. Class A	17,830	214,673
i3 Verticals, Inc. Class A (a)	30,839	729,342
International Money Express, Inc. (a)	42,994	743,796
Jack Henry & Associates, Inc.	95,296	14,940,507
Jackson Financial, Inc. (b)	77,108	2,899,261
LM Funding America, Inc. (a)	13,321	7,676
loanDepot, Inc. (a)(b)	72,742	140,392
Marqeta, Inc. Class A (a)	572,893	3,523,292
MasterCard, Inc. Class A	1,094,345	451,570,521
Merchants Bancorp	33,086	965,119
MGIC Investment Corp.	374,316	6,580,475
Mr. Cooper Group, Inc. (a)	88,777	5,030,105
Newtekone, Inc. (b)	33,148	593,681
NMI Holdings, Inc. (a)	108,878	3,116,088
Ocwen Financial Corp. (a)	8,732	264,230
Paymentus Holdings, Inc. (a)(b)	20,905	314,829
Payoneer Global, Inc. (a)	268,324	1,660,926
PayPal Holdings, Inc. (a)	1,459,073	91,206,653
Paysign, Inc. (a)	38,595	86,839
PennyMac Financial Services, Inc.	39,020	2,800,465
Priority Technology Holdings, Inc. (a)	17,410	64,591
Radian Group, Inc.	204,180	5,529,194
Remitly Global, Inc. (a)	132,541	3,333,406
Repay Holdings Corp. (a)	98,590	909,000
Rocket Companies, Inc. (a)(b)	164,292	1,754,639
Ryvyl, Inc. (a)(b)	46,091	54,848
Security National Financial Corp. Class A	16,212	132,938
Shift4 Payments, Inc. (a)	75,304	4,276,514
SWK Holdings Corp. (a)(b)	8,254	130,001
TFS Financial Corp. (b)	64,434	876,947
The OLB Group, Inc. (a)(b)	17,950	11,685
The Western Union Co.	491,243	6,066,851
Toast, Inc. (a)	440,944	9,775,728
Usio, Inc. (a)	22,710	37,244
UWM Holdings Corp. Class A (b)	121,525	724,289
Velocity Financial, Inc. (a)	28,642	354,874
Visa, Inc. Class A (b)	2,116,448	519,968,945
Voya Financial, Inc.	128,372	8,944,961
Walker & Dunlop, Inc.	40,571	3,462,329
Waterstone Financial, Inc.	26,585	329,920
WEX, Inc. (a)	55,956	10,977,448
		2,357,014,643
Insurance - 2.2%
AFLAC, Inc.	718,983	53,614,562
Allstate Corp.	343,719	37,056,345
AMBAC Financial Group, Inc. (a)	58,362	751,703
American Coastal Insurance Cor (a)(b)	27,813	208,458
American Equity Investment Life Holding Co.	82,382	4,422,266
American Financial Group, Inc.	91,386	10,593,465
American International Group, Inc.	946,369	55,381,514
Amerisafe, Inc.	25,282	1,309,608
Aon PLC	267,099	89,048,136
Arch Capital Group Ltd. (a)	486,890	37,422,365
Argo Group International Holdings, Ltd.	45,892	1,365,287
Arthur J. Gallagher & Co.	280,132	64,564,823
Assurant, Inc.	69,491	9,682,181
Assured Guaranty Ltd.	77,878	4,582,342
Atlantic American Corp.	6,710	13,219
Axis Capital Holdings Ltd.	101,489	5,567,687
Bright Health Group, Inc. (a)(b)	3,947	33,392
Brighthouse Financial, Inc. (a)	87,050	4,322,903
Brown & Brown, Inc.	307,890	22,814,649
BRP Group, Inc. (a)(b)	83,765	2,227,311
Chubb Ltd.	541,673	108,805,856
Cincinnati Financial Corp.	205,531	21,743,124
Citizens, Inc. Class A (a)(b)	57,006	172,158
CNA Financial Corp.	36,536	1,436,961
CNO Financial Group, Inc.	149,406	3,496,100
Crawford & Co.:
Class A	18,589	199,088
Class B	9,523	93,611
Donegal Group, Inc. Class A	23,254	339,741
eHealth, Inc. (a)	35,218	275,405
Employers Holdings, Inc.	35,573	1,395,529
Enstar Group Ltd. (a)	17,791	4,506,282
Erie Indemnity Co. Class A	32,772	9,134,540
Everest Re Group Ltd.	56,061	20,220,081
F&G Annuities & Life, Inc. (b)	24,811	702,399
FG Financial Group, Inc.	3,476	5,110
Fidelity National Financial, Inc.	355,969	14,737,117
First American Financial Corp.	134,872	8,318,905
Genworth Financial, Inc. Class A (a)	624,002	3,612,972
Globe Life, Inc.	116,130	12,956,624
GoHealth, Inc. (a)	6,744	107,162
Goosehead Insurance (a)	30,959	2,162,796
Greenlight Capital Re, Ltd. (a)	37,416	412,698
Hagerty, Inc. Class A (a)(b)	43,793	400,268
Hallmark Financial Services, Inc. (a)	1,983	4,442
Hanover Insurance Group, Inc.	46,773	4,991,615
Hartford Financial Services Group, Inc.	405,611	29,130,982
HCI Group, Inc. (b)	9,045	481,918
Heritage Insurance Holdings, Inc. (a)	27,593	146,519
Hippo Holdings, Inc. (a)(b)	19,472	194,331
Horace Mann Educators Corp.	54,016	1,548,099
Investors Title Co.	1,765	253,966
James River Group Holdings Ltd.	50,189	730,752
Kemper Corp. (b)	83,658	3,929,416
Kingstone Companies, Inc.	12,782	26,075
Kingsway Financial Services, Inc. (a)	23,546	207,911
Kinsale Capital Group, Inc.	28,458	11,344,213
Lemonade, Inc. (a)(b)	59,569	819,669
Lincoln National Corp.	201,485	5,170,105
Loews Corp.	247,390	15,360,445
Maiden Holdings Ltd. (a)(b)	112,692	192,703
Markel Group, Inc. (a)	17,461	25,823,422
Marpai, Inc. (a)(b)	3,633	3,197
Marsh & McLennan Companies, Inc.	646,961	126,150,925
MBIA, Inc. (a)	64,212	506,633
Mercury General Corp. (b)	35,488	1,015,312
MetLife, Inc.	841,186	53,280,721
Midwest Holding, Inc. (a)(b)	3,303	86,935
National Western Life Group, Inc.	3,149	1,431,346
NI Holdings, Inc. (a)	8,444	107,745
Old Republic International Corp.	355,542	9,724,074
Oscar Health, Inc. (a)	148,819	933,095
Oxbridge Re Holdings Ltd. (a)	4,100	4,797
Palomar Holdings, Inc. (a)	32,610	1,663,436
Primerica, Inc.	47,316	9,508,623
Principal Financial Group, Inc. (b)	295,189	22,939,137
ProAssurance Corp.	71,839	1,270,114
Progressive Corp.	765,586	102,182,763
Prudential Financial, Inc.	477,185	45,175,104
Reinsurance Group of America, Inc.	86,978	12,056,890
Reliance Global Group, Inc. (a)(b)	496	1,161
RenaissanceRe Holdings Ltd.	65,678	12,340,239
RLI Corp.	53,013	6,972,270
Root, Inc. (a)(b)	10,660	121,950
Ryan Specialty Group Holdings, Inc. (a)	122,571	5,975,336
Safety Insurance Group, Inc.	19,769	1,361,491
Selective Insurance Group, Inc.	79,113	7,848,801
Selectquote, Inc. (a)	164,280	200,422
Siriuspoint Ltd. (a)	113,163	1,251,583
Skyward Specialty Insurance Group, Inc. (b)	12,230	297,434
Stewart Information Services Corp.	35,652	1,651,401
The Travelers Companies, Inc.	302,012	48,693,395
Tiptree, Inc.	29,121	513,112
Trupanion, Inc. (a)(b)	46,353	1,378,075
United Fire Group, Inc.	28,992	573,172
Universal Insurance Holdings, Inc.	36,423	461,115
Unum Group	242,219	11,914,753
W.R. Berkley Corp.	262,741	16,253,158
White Mountains Insurance Group Ltd.	3,356	5,331,644
Willis Towers Watson PLC	139,114	28,763,211
		1,260,517,896
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	9,778	82,917
AG Mortgage Investment Trust, Inc.	30,113	199,649
AGNC Investment Corp.	780,691	7,736,648
Angel Oak Mortgage (REIT), Inc.	26,170	243,904
Annaly Capital Management, Inc. (b)	646,699	13,108,589
Apollo Commercial Real Estate Finance, Inc.	171,385	1,871,524
Arbor Realty Trust, Inc. (b)	236,703	3,777,780
Ares Commercial Real Estate Corp.	73,492	760,642
Arlington Asset Investment Corp. (a)	38,317	177,025
Armour Residential REIT, Inc. (b)	256,437	1,259,106
Blackstone Mortgage Trust, Inc. (b)	225,176	4,958,376
BrightSpire Capital, Inc.	180,088	1,253,412
Cherry Hill Mortgage Investment Corp. (b)	47,372	186,646
Chimera Investment Corp.	305,397	1,847,652
Claros Mortgage Trust, Inc. (b)	160,494	1,828,027
Dynex Capital, Inc.	70,832	917,983
Ellington Financial LLC (b)	84,508	1,129,872
Ellington Residential Mortgage REIT (b)	16,849	111,203
Franklin BSP Realty Trust, Inc. (b)	108,127	1,528,916
Granite Point Mortgage Trust, Inc.	67,054	358,068
Great Ajax Corp.	27,913	188,413
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	138,698	3,102,674
Invesco Mortgage Capital, Inc.	56,042	630,473
KKR Real Estate Finance Trust, Inc.	77,652	971,427
Ladder Capital Corp. Class A	147,584	1,617,521
Lument Finance Trust, Inc.	46,890	99,407
Manhattan Bridge Capital, Inc.	9,929	47,659
MFA Financial, Inc.	118,724	1,301,215
New York Mortgage Trust, Inc.	120,843	1,150,425
Nexpoint Real Estate Finance, Inc.	13,909	237,705
Orchid Island Capital, Inc.	53,166	509,862
PennyMac Mortgage Investment Trust (b)	114,747	1,538,757
Ready Capital Corp.	212,951	2,325,425
Redwood Trust, Inc.	149,579	1,198,128
Rithm Capital Corp.	632,620	6,522,312
Sachem Capital Corp. (b)	47,551	165,002
Seven Hills Realty Trust	15,172	165,375
Starwood Property Trust, Inc. (b)	408,963	8,355,114
TPG RE Finance Trust, Inc.	81,163	610,346
Two Harbors Investment Corp.	128,081	1,763,675
Western Asset Mortgage Capital Corp.	7,645	82,566
		75,921,420
TOTAL FINANCIALS		7,518,771,791
HEALTH CARE - 13.0%
Biotechnology - 2.5%
180 Life Sciences Corp. (a)	1,424	940
2seventy bio, Inc. (a)	67,348	349,536
4D Molecular Therapeutics, Inc. (a)	48,925	796,499
89Bio, Inc. (a)	74,381	1,274,890
Aadi Bioscience, Inc. (a)	23,150	145,845
AbbVie, Inc.	2,307,589	339,123,279
Abeona Therapeutics, Inc. (a)(b)	19,608	86,863
Absci Corp. (a)	60,562	108,406
ACADIA Pharmaceuticals, Inc. (a)	157,246	4,248,787
Acelyrin, Inc.	40,791	1,033,236
Aceragen, Inc. (a)(b)(c)	3,176	1,222
Achieve Life Sciences, Inc. (a)(b)	21,659	107,429
Acorda Therapeutics, Inc. (a)(b)	1,423	17,005
Acrivon Therapeutics, Inc.	13,764	161,314
Actinium Pharmaceuticals, Inc. (a)(b)	33,828	203,306
Acumen Pharmaceuticals, Inc. (a)(b)	20,630	124,193
Acurx Pharmaceuticals, Inc. (a)(b)	3,482	6,720
Adicet Bio, Inc. (a)	39,267	78,534
Aditxt, Inc. (a)(b)	18	990
ADMA Biologics, Inc. (a)	270,649	1,041,999
Adverum Biotechnologies, Inc. (a)	122,014	212,304
Aeglea BioTherapeutics, Inc. (a)	74,199	42,664
Aeglea BioTherapeutics, Inc. rights (a)(c)	74,199	1
Aerovate Therapeutics, Inc. (a)	12,161	193,238
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	0
Agenus, Inc. (a)	432,274	596,538
AgeX Therapeutics, Inc. (a)(b)	10,213	7,762
Agios Pharmaceuticals, Inc. (a)	72,553	1,990,129
Aileron Therapeutics, Inc. (a)	3,481	5,744
AIM ImmunoTech, Inc. (a)(b)	48,657	30,294
Akebia Therapeutics, Inc. (a)	249,120	346,277
Akero Therapeutics, Inc. (a)	48,391	2,401,645
Alaunos Therapeutics, Inc. (a)(b)	312,351	44,041
Aldeyra Therapeutics, Inc. (a)	62,893	469,182
Alector, Inc. (a)	84,189	458,830
Aligos Therapeutics, Inc. (a)	29,379	25,295
Alkermes PLC (a)	217,180	6,339,484
Allakos, Inc. (a)	94,900	273,312
Allarity Therapeutics, Inc. (a)	12	22
Allogene Therapeutics, Inc. (a)(b)	123,646	480,983
Allovir, Inc. (a)(b)	62,821	196,630
Alnylam Pharmaceuticals, Inc. (a)	162,865	32,217,954
Alpine Immune Sciences, Inc. (a)	35,999	444,588
Altimmune, Inc. (a)	57,134	144,549
ALX Oncology Holdings, Inc. (a)(b)	26,440	112,634
Alzamend Neuro, Inc. (a)(b)	88,178	23,120
Amgen, Inc.	698,818	179,135,006
Amicus Therapeutics, Inc. (a)	331,080	4,244,446
AnaptysBio, Inc. (a)	25,742	506,603
Anavex Life Sciences Corp. (a)(b)	105,394	832,613
Anika Therapeutics, Inc. (a)	19,216	343,006
Anixa Biosciences, Inc. (a)	38,008	139,489
Annexon, Inc. (a)	57,401	157,853
Annovis Bio, Inc. (a)(b)	7,031	87,184
Apellis Pharmaceuticals, Inc. (a)	129,989	5,486,836
Applied Molecular Transport, Inc. (a)	16,796	3,663
Applied Therapeutics, Inc. (a)	65,951	87,715
Aprea Therapeutics, Inc. (a)(b)	1,100	4,059
Aptevo Therapeutics, Inc. (a)	4,235	1,863
AquaBounty Technologies, Inc. (a)(b)	52,652	14,427
Aravive, Inc. (a)(b)	41,978	6,255
Arbutus Biopharma Corp. (a)	155,373	315,407
ARCA Biopharma, Inc. (a)(b)	14,897	30,390
Arcellx, Inc. (a)	38,813	1,391,058
Arcturus Therapeutics Holdings, Inc. (a)	31,643	960,365
Arcus Biosciences, Inc. (a)	68,785	1,410,093
Arcutis Biotherapeutics, Inc. (a)	54,740	467,480
Ardelyx, Inc. (a)	284,965	1,213,951
Armata Pharmaceuticals, Inc. (a)(b)	16,907	58,498
Arrowhead Pharmaceuticals, Inc. (a)	140,737	3,889,971
Ars Pharmaceuticals, Inc. (a)(b)	46,949	332,868
Assembly Biosciences, Inc. (a)	53,532	52,991
Astria Therapeutics, Inc. (a)	30,095	267,846
Atara Biotherapeutics, Inc. (a)	139,775	204,072
Athersys, Inc. (a)(b)	10,642	5,190
Atossa Therapeutics, Inc. (a)(b)	142,167	112,298
Atreca, Inc. (a)(b)	31,977	11,787
aTyr Pharma, Inc. (a)	65,905	112,039
Aura Biosciences, Inc. (a)	30,773	319,424
Avalo Therapeutics, Inc. (a)	13,178	1,318
Avid Bioservices, Inc. (a)	82,270	970,786
Avidity Biosciences, Inc. (a)	92,641	700,366
Avita Medical, Inc. (a)	33,823	551,315
AVROBIO, Inc. (a)	42,141	64,054
Axcella Health, Inc. (a)	47,502	10,973
Aziyo Biologics, Inc. (a)	3,435	5,153
Beam Therapeutics, Inc. (a)(b)	84,202	1,951,802
Bellerophon Therapeutics, Inc. (a)	12,617	5,438
Benitec Biopharma, Inc. (a)(b)	328	968
Bio-Path Holdings, Inc. (a)(b)	9,683	3,997
bioAffinity Technologies, Inc. (a)(b)	3,018	5,161
BioAtla, Inc. (a)(b)	47,675	119,664
BioCardia, Inc. (a)(b)	14,311	11,163
Biocept, Inc. (a)	644	554
BioCryst Pharmaceuticals, Inc. (a)(b)	247,398	1,759,000
Biogen, Inc. (a)	189,206	50,586,116
Biohaven Ltd.	83,830	1,533,251
BioMarin Pharmaceutical, Inc. (a)	245,436	22,427,942
Biomea Fusion, Inc. (a)	29,137	491,541
Biora Therapeutics, Inc. (a)	11,657	34,621
BioRestorative Therapies, Inc. (a)	1,385	3,047
BioVie, Inc. (a)(b)	14,488	45,058
BioXcel Therapeutics, Inc. (a)(b)	25,761	97,377
Black Diamond Therapeutics, Inc. (a)(b)	25,040	84,385
Blue Water Biotech, Inc. (a)(b)	6,658	5,320
bluebird bio, Inc. (a)(b)	138,340	521,542
Blueprint Medicines Corp. (a)	79,020	3,939,937
Bolt Biotherapeutics, Inc. (a)	26,112	28,723
BrainStorm Cell Therpeutic, Inc. (a)(b)	35,086	59,997
BridgeBio Pharma, Inc. (a)	155,983	4,665,452
C4 Therapeutics, Inc. (a)	53,346	154,703
Cabaletta Bio, Inc. (a)(b)	34,278	485,376
Candel Therapeutics, Inc. (a)(b)	11,830	14,433
Capricor Therapeutics, Inc. (a)	37,687	244,212
Cardiff Oncology, Inc. (a)	48,440	89,130
Cardio Diagnostics Holdings, Inc. (a)(b)	10,545	5,695
CareDx, Inc. (a)	71,922	669,594
Caribou Biosciences, Inc. (a)(b)	74,586	439,312
Carisma Therapeutics, Inc. (b)	35,029	242,401
Carisma Therapeutics, Inc. rights (a)(c)	236,808	2
Catalyst Biosciences, Inc. (a)	34,507	19,314
Catalyst Biosciences, Inc. rights (a)(c)	34,507	0
Catalyst Pharmaceutical Partners, Inc. (a)	127,484	1,789,875
Cel-Sci Corp. (a)(b)	53,640	74,560
Celcuity, Inc. (a)(b)	17,198	163,725
Celldex Therapeutics, Inc. (a)	62,092	1,732,367
Cellectar Biosciences, Inc. (a)(b)	8,492	15,031
Celularity, Inc. Class A (a)	113,406	36,744
Century Therapeutics, Inc. (a)	25,475	63,178
Cerevel Therapeutics Holdings (a)	84,273	1,997,270
Cervomed, Inc. (a)(b)	1,105	6,542
Checkpoint Therapeutics, Inc. (a)(b)	21,407	43,028
Chimerix, Inc. (a)	110,664	126,157
Chinook Therapeutics, Inc. rights (a)(c)	8,006	0
Cibus, Inc. (a)(b)	284	4,166
Cidara Therapeutics, Inc. (a)(b)	116,708	91,511
Clene, Inc. (a)(b)	34,189	24,616
Coeptis Therapeutics Holdings (a)	13,830	14,522
Cogent Biosciences, Inc. (a)	110,538	1,349,669
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)	1,226	3,310
Coherus BioSciences, Inc. (a)	88,119	469,674
Comera Life Sciences Holdings, Inc. (a)(b)	10,925	4,767
Compass Therapeutics, Inc. (a)	126,593	294,962
ContraFect Corp. (a)	579	424
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,480	32,704
Corvus Pharmaceuticals, Inc. (a)(b)	47,717	101,160
Coya Therapeutics, Inc. (b)	10,026	35,392
Creative Medical Technology Holdings, Inc. (a)(b)	724	3,345
Crinetics Pharmaceuticals, Inc. (a)	58,979	1,021,516
CRISPR Therapeutics AG (a)(b)	103,122	5,157,131
Cue Biopharma, Inc. (a)(b)	53,948	146,199
Cullinan Oncology, Inc. (a)	34,603	358,141
Curis, Inc. (a)(b)	103,026	57,612
Cyclacel Pharmaceuticals, Inc. (a)(b)	8,512	3,371
Cyclerion Therapeutics, Inc. (a)	2,325	8,254
Cyclo Therapeutics, Inc. (a)(b)	8,546	14,229
Cyteir Therapeutics, Inc. (a)	26,831	73,785
Cytokinetics, Inc. (a)(b)	125,477	4,384,166
CytomX Therapeutics, Inc. (a)	80,424	120,636
Day One Biopharmaceuticals, Inc. (a)	54,316	732,723
Decibel Therapeutics, Inc. (a)	20,800	105,248
Deciphera Pharmaceuticals, Inc. (a)	74,670	1,048,367
Denali Therapeutics, Inc. (a)	145,223	3,353,199
DermTech, Inc. (a)(b)	31,870	73,301
Design Therapeutics, Inc. (a)	36,855	91,400
DiaMedica Therapeutics, Inc. (a)	22,138	65,307
Disc Medicine, Inc. (a)	8,694	460,347
Disc Medicine, Inc. rights (a)(c)	29,602	0
Dominari Holdings, Inc. (a)(b)	4,839	13,307
Dyadic International, Inc. (a)	19,723	37,276
Dynavax Technologies Corp. (a)(b)	156,504	2,247,397
Dyne Therapeutics, Inc. (a)	43,878	500,209
Eagle Pharmaceuticals, Inc. (a)	14,113	239,215
Edesa Biotech, Inc. (a)(b)	14,557	12,330
Editas Medicine, Inc. (a)	92,234	821,805
Effector Therapeutics, Inc. Class A (a)	10,545	7,677
Eiger Biopharmaceuticals, Inc. (a)(b)	50,405	43,545
Eledon Pharmaceuticals, Inc. (a)	16,812	25,554
Elevation Oncology, Inc. (a)	18,260	13,951
Eliem Therapeutics, Inc. (a)	7,219	19,130
Emergent BioSolutions, Inc. (a)(b)	59,202	277,657
Enanta Pharmaceuticals, Inc. (a)	26,244	389,723
Ensysce Biosciences, Inc. (a)	92	173
Entrada Therapeutics, Inc. (a)	23,030	339,002
EQRx, Inc. (a)	303,443	694,884
Equillium, Inc. (a)(b)	16,678	13,509
Erasca, Inc. (a)	102,748	266,117
Eterna Therapeutics, Inc. (a)(b)	3,129	7,510
Evelo Biosciences, Inc. (a)(b)	3,911	25,852
Exact Sciences Corp. (a)	235,800	19,729,386
Exagen, Inc. (a)	10,962	27,624
Exelixis, Inc. (a)	425,606	9,529,318
Exicure, Inc. (a)(b)	2,072	1,886
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)(b)	113,114	283,916
FibroGen, Inc. (a)	117,753	113,043
Finch Therapeutics Group, Inc. (a)(b)	233	1,505
First Wave BioPharma, Inc. (a)(b)	1,127	349
Foghorn Therapeutics, Inc. (a)	24,757	187,410
Forte Biosciences, Inc. (a)	10,770	8,940
Fortress Biotech, Inc. (a)(b)	108,595	38,008
Frequency Therapeutics, Inc. (a)(b)	44,231	21,231
Fresh Tracks Therapeutics, Inc. (a)(b)	2,328	1,490
G1 Therapeutics, Inc. (a)(b)	57,735	96,417
Gain Therapeutics, Inc. (a)(b)	12,496	41,362
Galectin Therapeutics, Inc. (a)(b)	55,737	97,540
Galecto, Inc. (a)(b)	21,384	12,937
Galera Therapeutics, Inc. (a)(b)	42,334	8,890
Genelux Corp.	3,298	79,746
Generation Bio Co. (a)	65,732	314,199
Genprex, Inc. (a)(b)	54,497	28,322
GeoVax Labs, Inc. (a)(b)	31,078	17,920
Geron Corp. (a)	574,153	1,395,192
Gilead Sciences, Inc.	1,631,393	124,768,937
GlycoMimetics, Inc. (a)	64,457	103,131
Gossamer Bio, Inc. (a)(b)	93,355	97,089
Graphite Bio, Inc. (a)	32,707	72,610
Greenwich Lifesciences, Inc. (a)(b)	4,204	38,509
Gri Bio, Inc. (a)(b)	115	146
Gritstone Bio, Inc. (a)	107,467	195,590
Gt Biopharma, Inc. (a)(b)	34,566	9,022
Halozyme Therapeutics, Inc. (a)	172,144	7,326,449
Harpoon Therapeutics, Inc. (a)(b)	24,861	25,855
HCW Biologics, Inc. (a)	7,752	14,031
Heron Therapeutics, Inc. (a)(b)	133,896	219,589
HilleVax, Inc. (a)(b)	15,506	206,850
Histogen, Inc. (a)	612	413
Homology Medicines, Inc. (a)(b)	47,190	56,628
Hookipa Pharma, Inc. (a)	47,681	31,231
Horizon Therapeutics PLC (a)	296,341	33,409,484
Humacyte, Inc. Class A (a)	69,940	267,870
iBio, Inc. (a)(b)	9,488	2,865
Icosavax, Inc. (a)(b)	27,175	210,335
Ideaya Biosciences, Inc. (a)(b)	64,229	1,885,763
IGM Biosciences, Inc. (a)(b)	11,248	80,423
Immix Biopharma, Inc. (a)	10,505	21,325
Immucell Corp. (a)	7,193	33,160
Immuneering Corp. (a)(b)	26,646	240,080
Immunic, Inc. (a)(b)	52,657	87,937
ImmunityBio, Inc. (a)(b)	181,925	292,899
ImmunoGen, Inc. (a)	306,259	4,851,143
Immunome, Inc. (a)	14,714	94,905
Immunovant, Inc. (a)	73,312	1,664,916
Impel Pharmaceuticals, Inc. (a)(b)	12,661	5,824
Imunon, Inc. (a)	5,191	6,489
In8bio, Inc. (a)(b)	20,916	21,962
Incyte Corp. (a)	242,135	15,624,972
Indaptus Therapeutics, Inc. (a)(b)	9,314	26,731
Infinity Pharmaceuticals, Inc. (a)(b)	107,639	9,795
Inhibikase Therapeutics, Inc. (a)(b)	3,236	6,569
Inhibrx, Inc. (a)(b)	39,470	844,658
Inmune Bio, Inc. (a)(b)	14,702	119,086
Inovio Pharmaceuticals, Inc. (a)(b)	368,350	165,721
Inozyme Pharma, Inc. (a)	35,398	173,450
Insmed, Inc. (a)	179,402	3,927,110
Instil Bio, Inc. (a)(b)	75,064	33,861
Intellia Therapeutics, Inc. (a)	115,146	4,315,672
Intercept Pharmaceuticals, Inc. (a)(b)	47,601	515,519
Invivyd, Inc. (a)	66,767	124,187
Ionis Pharmaceuticals, Inc. (a)	186,957	7,528,758
Iovance Biotherapeutics, Inc. (a)	282,326	1,705,249
Ironwood Pharmaceuticals, Inc. Class A (a)	176,144	1,550,067
iTeos Therapeutics, Inc. (a)	32,842	396,239
Janux Therapeutics, Inc. (a)(b)	24,156	265,716
Jasper Therapeutics, Inc. (a)	129,357	159,109
Kalvista Pharmaceuticals, Inc. (a)	24,600	266,910
Karuna Therapeutics, Inc. (a)	39,648	7,444,308
Karyopharm Therapeutics, Inc. (a)(b)	137,587	176,111
Keros Therapeutics, Inc. (a)	24,457	858,685
Kezar Life Sciences, Inc. (a)	92,009	137,093
Kineta, Inc.	1,656	3,295
Kineta, Inc. rights (a)(c)	24,450	0
Kiniksa Pharmaceuticals Ltd. (a)	36,497	628,843
Kinnate Biopharma, Inc. (a)	19,544	43,583
Kintara Therapeutics, Inc. (a)	1,860	8,463
Kodiak Sciences, Inc. (a)	43,187	95,011
Kronos Bio, Inc. (a)(b)	53,162	73,895
Krystal Biotech, Inc. (a)	28,311	3,524,153
Kura Oncology, Inc. (a)	84,116	835,272
Kymera Therapeutics, Inc. (a)(b)	51,771	987,791
Lantern Pharma, Inc. (a)	7,922	35,807
Larimar Therapeutics, Inc. (a)	40,670	151,292
Leap Therapeutics, Inc. (a)(b)	14,345	31,989
Lexicon Pharmaceuticals, Inc. (a)(b)	118,482	203,789
Lineage Cell Therapeutics, Inc. (a)(b)	171,105	225,859
Lisata Therapeutics, Inc. (a)(b)	3,452	7,525
Longeveron, Inc. (a)(b)	6,405	17,998
Longeveron, Inc. rights 9/21/23 (a)	32,025	910
Lumos Pharma, Inc. (a)	5,367	14,974
Lyell Immunopharma, Inc. (a)(b)	193,614	462,737
Macrogenics, Inc. (a)	70,583	328,917
Madrigal Pharmaceuticals, Inc. (a)	16,945	3,050,100
Magenta Therapeutics, Inc. (a)	47,835	35,876
Maia Biotechnology, Inc. (a)(b)	1,049	1,836
MannKind Corp. (a)	349,634	1,611,813
Marker Therapeutics, Inc. (a)(b)	5,604	31,494
Matinas BioPharma Holdings, Inc. (a)(b)	258,904	46,603
MediciNova, Inc. (a)(b)	59,015	143,997
MEI Pharma, Inc. (a)	6,566	34,931
Merrimack Pharmaceuticals, Inc. (a)	18,488	225,738
Mersana Therapeutics, Inc. (a)	148,573	164,916
MiMedx Group, Inc. (a)	151,546	1,124,471
Mineralys Therapeutics, Inc.	17,621	226,254
Minerva Neurosciences, Inc. (a)	6,528	54,639
MiNK Therapeutics, Inc. (a)(b)	11,662	16,910
Mirati Therapeutics, Inc. (a)	81,249	3,022,463
Mirum Pharmaceuticals, Inc. (a)(b)	32,836	867,855
Moderna, Inc. (a)	428,758	48,479,667
Molecular Templates, Inc. (a)(b)	3,156	26,858
Moleculin Biotech, Inc. (a)	33,890	18,978
Monopar Therapeutics, Inc. (a)(b)	4,737	3,060
Monte Rosa Therapeutics, Inc. (a)(b)	42,473	249,317
Morphic Holding, Inc. (a)	47,035	2,590,688
Mustang Bio, Inc. (a)(b)	5,569	17,654
Myriad Genetics, Inc. (a)	106,647	1,903,649
NanoViricides, Inc. (a)(b)	15,314	22,205
Natera, Inc. (a)	149,454	8,777,433
Navidea Biopharmaceuticals, Inc. (a)(b)	17,813	1,354
Neoleukin Therapeutics, Inc. (a)	36,968	27,837
Neubase Therapeutics, Inc. (a)(b)	1,425	1,382
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	127,621	13,896,651
Neximmune, Inc. (a)(b)	6,586	1,410
NextCure, Inc. (a)	24,411	35,640
Nighthawk Biosciences, Inc. (a)(b)	29,127	18,175
Nkarta, Inc. (a)(b)	39,448	67,851
Novavax, Inc. (a)(b)	112,304	898,432
Nurix Therapeutics, Inc. (a)	59,700	507,450
Nuvalent, Inc. Class A (a)(b)	34,304	1,563,233
Nuvectis Pharma, Inc. (a)(b)	8,479	121,334
Ocean Biomedical, Inc. Class A (a)(b)	13,056	58,883
Ocugen, Inc. (a)(b)	271,815	117,179
Olema Pharmaceuticals, Inc. (a)	47,702	484,175
Omega Therapeutics, Inc. (a)	27,264	100,059
Omniab, Inc. (c)	7,074	28,367
Omniab, Inc. (c)	7,074	26,881
OncoCyte Corp. (a)(b)	6,329	22,721
Oncternal Therapeutics, Inc. (a)(b)	60,386	18,116
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)(b)	2,732	519
Oragenics, Inc. (a)(b)	2,012	7,243
Organogenesis Holdings, Inc. Class A (a)	95,517	267,448
Organovo Holdings, Inc. (a)(b)	6,277	7,532
Orgenesis, Inc. (a)	28,411	14,464
ORIC Pharmaceuticals, Inc. (a)(b)	45,526	407,913
Outlook Therapeutics, Inc. (a)(b)	164,552	37,518
Ovid Therapeutics, Inc. (a)	73,500	247,328
Palatin Technologies, Inc. (a)(b)	9,400	19,364
Pardes Biosciences, Inc. (a)	30,820	65,647
Pasithea Therapeutics Corp. (a)	7,664	4,641
Passage Bio, Inc. (a)	38,362	29,961
PDL BioPharma, Inc. (a)(c)	91,243	14,832
PDS Biotechnology Corp. (a)(b)	41,270	242,255
PepGen, Inc. (a)	11,892	74,920
Perspective Therapeutics, Inc. (a)(b)	365,428	147,998
PharmaCyte Biotech, Inc. (a)	22,075	54,084
Phio Pharmaceuticals Corp. (a)	463	982
Pieris Pharmaceuticals, Inc. (a)	75,568	25,640
Plus Therapeutics, Inc. (a)	1,244	3,259
PMV Pharmaceuticals, Inc. (a)(b)	42,518	306,980
Point Biopharma Global, Inc. (a)	100,992	803,896
Poseida Therapeutics, Inc. (a)	64,225	134,230
Praxis Precision Medicines, Inc. (a)(b)	80,696	118,623
Precigen, Inc. (a)	200,969	351,696
Precision BioSciences, Inc. (a)	116,920	54,076
Prelude Therapeutics, Inc. (a)	14,590	54,421
Prime Medicine, Inc. (b)	13,781	182,460
ProKidney Corp. (a)(b)	13,964	119,811
Protagenic Therapeutics, Inc. (a)	3,289	6,085
Protagonist Therapeutics, Inc. (a)	70,447	1,396,260
Protara Therapeutics, Inc. (a)	13,148	28,663
Prothena Corp. PLC (a)	53,065	2,802,893
PTC Therapeutics, Inc. (a)	96,978	3,830,631
Puma Biotechnology, Inc. (a)	56,764	206,053
Pyxis Oncology, Inc. (a)	31,839	69,409
Qualigen Therapeutics, Inc. (a)(b)	2,925	2,984
Quince Therapeutics, Inc. (a)(b)	18,841	24,682
Rallybio Corp. (a)	26,662	141,842
RAPT Therapeutics, Inc. (a)	32,397	618,783
Recursion Pharmaceuticals, Inc. (a)(b)	174,372	1,517,036
Regeneron Pharmaceuticals, Inc. (a)	141,107	116,623,524
REGENXBIO, Inc. (a)	50,849	900,027
Regulus Therapeutics, Inc. (a)(b)	15,178	23,678
Relay Therapeutics, Inc. (a)(b)	116,870	1,194,411
Reneo Pharmaceuticals, Inc. (a)	25,468	153,317
Renovaro Biosciences, Inc. (a)(b)	17,236	53,949
RenovoRx, Inc. (a)(b)	6,849	11,095
Repligen Corp. (a)	67,707	11,774,924
Replimune Group, Inc. (a)	48,474	989,839
Revolution Medicines, Inc. (a)	121,028	4,111,321
Rezolute, Inc. (a)	36,773	52,953
Rhythm Pharmaceuticals, Inc. (a)	58,817	1,529,830
Rigel Pharmaceuticals, Inc. (a)	233,235	265,888
Rocket Pharmaceuticals, Inc. (a)	77,634	1,214,972
Roivant Sciences Ltd. (a)	150,622	1,742,697
S.A.B. Biotherapeutics, Inc. (a)(b)	35,086	25,262
Sage Therapeutics, Inc. (a)	68,364	1,367,280
Salarius Pharmaceuticals, Inc. (a)(b)	2,468	2,137
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	0
Sana Biotechnology, Inc. (a)(b)	116,549	623,537
Sangamo Therapeutics, Inc. (a)	216,896	210,237
Sarepta Therapeutics, Inc. (a)	121,805	14,739,623
Savara, Inc. (a)	104,846	379,543
Scholar Rock Holding Corp. (a)	47,543	297,144
Seagen, Inc. (a)	181,459	37,393,256
Selecta Biosciences, Inc. (a)	145,588	179,073
Sellas Life Sciences Group, Inc. (a)(b)	25,074	36,859
Sensei Biotherapeutics, Inc. (a)(b)	17,480	17,480
Senti Biosciences, Inc. (a)(b)	24,394	15,856
Sera Prognostics, Inc. (a)	20,060	35,707
Seres Therapeutics, Inc. (a)(b)	121,741	420,006
Shattuck Labs, Inc. (a)	45,417	98,101
Silo Pharma, Inc. (b)	996	1,892
Societal Cdmo, Inc. (a)	89,351	50,751
Soleno Therapeutics, Inc. (a)(b)	6,196	30,298
Solid Biosciences, Inc. (a)	7,794	28,136
Soligenix, Inc. (a)(b)	2,662	1,198
Sonnet Biotherapeutics Holding (a)(b)	28,128	5,626
Spectrum Pharmaceuticals, Inc. rights (a)(c)	247,249	2
Spero Therapeutics, Inc. (a)(b)	59,965	89,948
SpringWorks Therapeutics, Inc. (a)	58,570	1,650,503
Spruce Biosciences, Inc. (a)	24,008	54,018
Stoke Therapeutics, Inc. (a)(b)	38,890	218,562
Summit Therapeutics, Inc. (a)(b)	138,172	223,839
Surface Oncology, Inc. (a)	58,553	62,652
Surrozen, Inc. (a)	21,025	11,539
Sutro Biopharma, Inc. (a)	73,569	349,453
Synaptogenix, Inc. (a)	7,226	3,714
Syndax Pharmaceuticals, Inc. (a)	85,434	1,581,383
Synlogic, Inc. (a)	52,624	25,786
Syros Pharmaceuticals, Inc. (a)(b)	15,844	61,792
T2 Biosystems, Inc. (a)(b)	9,369	2,933
Talaris Therapeutics, Inc. (a)	25,950	74,736
Tango Therapeutics, Inc. (a)(b)	56,439	366,289
Taysha Gene Therapies, Inc. (a)	49,722	159,110
Tempest Therapeutics, Inc. (a)(b)	17,014	9,154
Tenax Therapeutics, Inc. (a)(b)	966	338
Tenaya Therapeutics, Inc. (a)	45,603	176,484
TG Therapeutics, Inc. (a)	186,388	1,951,482
Theriva Biologics, Inc. (a)(b)	14,857	7,800
TONIX Pharmaceuticals Holding (a)	9,136	8,829
TRACON Pharmaceuticals, Inc. (a)(b)	21,595	5,701
TransCode Therapeutics, Inc. (a)(b)	198	289
Travere Therapeutics, Inc. (a)	87,023	1,242,688
Trevena, Inc. (a)(b)	7,358	6,401
TScan Therapeutics, Inc. (a)(b)	16,223	38,611
Twist Bioscience Corp. (a)(b)	75,086	1,651,141
Tyra Biosciences, Inc. (a)(b)	18,351	279,486
Ultragenyx Pharmaceutical, Inc. (a)	92,936	3,419,115
uniQure B.V. (a)	54,124	471,420
United Therapeutics Corp. (a)	61,265	13,745,415
UNITY Biotechnology, Inc. (a)(b)	13,925	36,901
Vaccinex, Inc. (a)(b)	26,583	5,396
Vanda Pharmaceuticals, Inc. (a)	74,621	387,283
Vaxart, Inc. (a)(b)	159,715	131,382
Vaxcyte, Inc. (a)	100,423	5,213,962
Vaxxinity, Inc. Class A (a)(b)	49,604	100,200
VBI Vaccines, Inc. (a)(b)	9,105	11,108
Vera Therapeutics, Inc. (a)	38,866	687,540
Veracyte, Inc. (a)	94,702	2,500,133
Verastem, Inc. (a)(b)	22,832	222,840
Vericel Corp. (a)	62,214	2,042,486
Vertex Pharmaceuticals, Inc. (a)	336,847	117,337,284
Verve Therapeutics, Inc. (a)(b)	54,491	701,299
Vigil Neuroscience, Inc. (a)	15,482	93,356
Viking Therapeutics, Inc. (a)	117,403	1,621,335
Vincerx Pharma, Inc. (a)	16,229	10,711
Vir Biotechnology, Inc. (a)	100,252	1,269,190
Viracta Therapeutics, Inc. (a)(b)	28,467	40,992
Viridian Therapeutics, Inc. (a)	56,220	1,021,517
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)(b)	26,275	28,903
VistaGen Therapeutics, Inc. (a)(b)	7,112	37,907
Vor Biopharma, Inc. (a)(b)	43,238	108,095
Voyager Therapeutics, Inc. (a)	35,608	356,792
vTv Therapeutics, Inc. Class A (a)(b)	31,879	16,258
Werewolf Therapeutics, Inc. (a)	18,213	49,904
Windtree Therapeutics, Inc. (a)	168	185
X4 Pharmaceuticals, Inc. (a)	142,009	181,772
Xbiotech, Inc. (a)	21,760	107,059
Xencor, Inc. (a)	79,911	1,756,444
Xenetic Biosciences, Inc. (a)	714	2,806
Xilio Therapeutics, Inc. (a)	9,535	27,365
XOMA Corp. (a)(b)	10,782	151,164
Y-mAbs Therapeutics, Inc. (a)	44,297	224,586
Yield10 Bioscience, Inc. (a)(b)	5,106	1,823
Zentalis Pharmaceuticals, Inc. (a)	74,874	1,988,653
Zura Bio Ltd. Class A (a)	12,765	87,823
		1,453,718,467
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	2,274,585	234,054,797
Accelerate Diagnostics, Inc. (a)(b)	7,524	52,743
Accuray, Inc. (a)(b)	127,599	363,657
Acutus Medical, Inc. (a)(b)	25,878	12,442
Aethlon Medical, Inc. (a)	15,750	4,331
Align Technology, Inc. (a)	93,046	34,440,046
Alphatec Holdings, Inc. (a)	103,520	1,692,552
Angiodynamics, Inc. (a)	51,873	416,540
Apyx Medical Corp. (a)	40,265	187,635
Artivion, Inc. (a)	53,329	902,327
Asensus Surgical, Inc. (a)(b)	331,322	98,403
Aspira Women's Health, Inc. (a)(b)	4,642	21,168
Atricure, Inc. (a)	61,806	2,790,541
Atrion Corp.	1,774	825,087
Avanos Medical, Inc. (a)	61,257	1,288,847
Avinger, Inc. (a)(b)	4,588	2,118
AxoGen, Inc. (a)	55,600	348,056
Axonics Modulation Technologies, Inc. (a)	65,912	3,776,758
Baxter International, Inc.	661,574	26,859,904
Becton, Dickinson & Co.	371,495	103,814,278
Beyond Air, Inc. (a)(b)	31,818	96,886
BioLase Technology, Inc. (a)	68	297
Biomerica, Inc. (a)(b)	14,116	18,068
BioSig Technologies, Inc. (a)(b)	75,010	37,678
Bioventus, Inc. (a)(b)	38,883	139,979
Bluejay Diagnostics, Inc. (a)(b)	421	2,467
Boston Scientific Corp. (a)	1,880,332	101,425,108
Butterfly Network, Inc. Class A (a)(b)	195,948	346,828
Catheter Precision, Inc. (a)(b)	480	268
Cerus Corp. (a)	242,376	458,091
ClearPoint Neuro, Inc. (a)(b)	28,215	163,929
Co.-Diagnostics, Inc. (a)(b)	42,475	52,669
ConforMis, Inc. (a)	9,880	22,329
CONMED Corp. (b)	39,903	4,447,588
Cue Health, Inc. (a)	120,599	65,123
Cutera, Inc. (a)(b)	24,132	274,622
CVRx, Inc. (a)	13,746	238,493
CytoSorbents Corp. (a)(b)	49,678	128,169
DarioHealth Corp. (a)(b)	32,182	100,730
Delcath Systems, Inc. (a)(b)	12,011	55,130
Dentsply Sirona, Inc.	277,707	10,300,153
DexCom, Inc. (a)	506,956	51,192,417
Eargo, Inc. (a)	2,704	7,463
Edwards Lifesciences Corp. (a)	792,913	60,634,057
Ekso Bionics Holdings, Inc. (a)	11,780	10,760
electroCore, Inc. (a)(b)	4,747	26,109
Electromed, Inc. (a)(b)	8,530	84,618
Embecta Corp.	74,862	1,372,220
ENDRA Life Sciences, Inc. (a)(b)	4,655	5,446
Enovis Corp. (a)	62,629	3,509,729
Envista Holdings Corp. (a)	214,850	6,879,497
Envveno Medical Corp. (a)(b)	8,634	42,738
Femasys, Inc. (a)(b)	2,323	1,024
Fonar Corp. (a)	7,338	120,783
GE Healthcare Holding LLC	511,318	36,022,353
Glaukos Corp. (a)	62,995	4,733,444
Globus Medical, Inc. (a)	104,756	5,667,300
Haemonetics Corp. (a)	66,004	5,922,539
Heartbeam, Inc. (a)(b)	30,674	64,109
Helius Medical Technologies, Inc. (U.S.) (a)(b)	434	2,947
Hologic, Inc. (a)	321,876	24,057,012
Hyperfine, Inc. (a)(b)	58,309	120,117
ICU Medical, Inc. (a)	26,596	3,857,218
IDEXX Laboratories, Inc. (a)	108,533	55,504,862
Impact Biomedical, Inc. (c)	320,176	3
Inari Medical, Inc. (a)	67,300	4,483,526
Inogen, Inc. (a)	32,002	198,732
Inspire Medical Systems, Inc. (a)	38,132	8,651,388
Insulet Corp. (a)	91,141	17,472,641
Integer Holdings Corp. (a)	43,483	3,709,535
Integra LifeSciences Holdings Corp. (a)	93,149	3,962,558
Intuitive Surgical, Inc. (a)	458,254	143,286,861
InVivo Therapeutics Holdings Corp. (a)(b)	2,425	2,910
INVO Bioscience, Inc. (a)(b)	528	797
IRadimed Corp.	9,692	448,061
iRhythm Technologies, Inc. (a)	39,833	4,117,537
Iridex Corp. (a)	16,065	26,668
Kewaunee Scientific Corp. (a)	406	6,301
Know Labs, Inc. (b)	9,710	6,894
KORU Medical Systems, Inc. (a)	50,218	131,571
Lantheus Holdings, Inc. (a)	89,628	6,134,140
LeMaitre Vascular, Inc.	25,657	1,483,231
LENSAR, Inc. (a)	10,457	35,554
LivaNova PLC (a)	70,374	3,909,276
LogicMark, Inc. (a)(b)	489	968
Lucid Diagnostics, Inc. (a)(b)	8,730	13,444
Masimo Corp. (a)	63,672	7,276,436
Medtronic PLC	1,740,217	141,827,686
Merit Medical Systems, Inc. (a)	75,627	4,936,931
Microbot Medical, Inc. (a)(b)	16,467	36,063
Milestone Scientific, Inc. (a)(b)	46,839	50,118
Minerva Surgical, Inc. (a)	7,681	1,567
Motus GI Holdings, Inc. (a)(b)	2,749	1,401
Myomo, Inc. (a)(b)	8,164	6,286
NanoVibronix, Inc. (a)(b)	1,540	3,804
Nemaura Medical, Inc. (a)(b)	7,006	3,228
Neogen Corp. (a)	282,655	6,534,984
NeuroMetrix, Inc. (a)(b)	7,672	5,408
Neuronetics, Inc. (a)	40,668	66,696
NeuroOne Medical Technologies Corp. (a)(b)	18,788	15,979
NeuroPace, Inc. (a)(b)	13,196	123,910
Nevro Corp. (a)	46,966	941,199
NEXGEL, Inc. (a)(b)	5,058	12,493
Novocure Ltd. (a)	120,021	2,647,663
NuVasive, Inc. (a)	68,444	2,720,649
Nuwellis, Inc. (a)	599	1,090
Omnicell, Inc. (a)	58,937	3,351,158
OraSure Technologies, Inc. (a)	95,074	614,178
Orchestra BioMed Holdings, Inc. (a)(b)	19,671	122,747
Orthofix International NV (a)	46,246	978,565
OrthoPediatrics Corp. (a)	21,691	829,030
Outset Medical, Inc. (a)	64,647	879,846
Owlet, Inc. (a)(b)	5,880	18,052
Paragon 28, Inc. (a)	36,182	518,488
PAVmed, Inc. (a)(b)	94,070	29,472
Penumbra, Inc. (a)	50,020	13,230,290
PetVivo Holdings, Inc. (a)(b)	3,291	6,714
Predictive Oncology, Inc. (a)(b)	3,652	15,777
Pro-Dex, Inc. (a)	3,251	54,357
PROCEPT BioRobotics Corp. (a)	43,292	1,476,690
Pulmonx Corp. (a)	49,499	517,760
Pulse Biosciences, Inc. (a)(b)	19,561	92,132
QuidelOrtho Corp. (a)	70,952	5,843,607
Reshape Lifesciences, Inc. (a)(b)	448	417
ResMed, Inc.	192,190	30,671,602
Retractable Technologies, Inc. (a)	21,929	25,876
Rockwell Medical Technologies, Inc. (a)(b)	14,664	34,167
RxSight, Inc. (a)	23,803	690,525
Sanara Medtech, Inc. (a)(b)	4,376	158,236
SeaStar Medical Holding Corp. (Class A) (a)(b)	1,738	449
Semler Scientific, Inc. (a)	6,386	168,335
Senseonics Holdings, Inc. (a)(b)	634,686	322,547
Sensus Healthcare, Inc. (a)	16,647	51,772
Shockwave Medical, Inc. (a)	47,901	10,556,901
SI-BONE, Inc. (a)	40,603	928,997
Sientra, Inc. (a)(b)	13,605	33,604
Sight Sciences, Inc. (a)	36,630	240,293
Silk Road Medical, Inc. (a)	50,871	982,828
Sintx Technologies, Inc. (a)	164	156
SmileDirectClub, Inc. (a)(b)	202,844	101,422
Sonendo, Inc. (a)(b)	49,233	48,253
Staar Surgical Co. (a)(b)	63,154	2,738,357
Stereotaxis, Inc. (a)(b)	55,805	94,869
STERIS PLC	129,868	29,816,394
STRATA Skin Sciences, Inc. (a)(b)	2,761	1,770
Stryker Corp.	441,862	125,289,970
SurModics, Inc. (a)	18,710	688,902
Tactile Systems Technology, Inc. (a)	30,278	573,768
Talis Biomedical Corp. (a)(b)	979	6,217
Tandem Diabetes Care, Inc. (a)	84,598	2,314,601
Tela Bio, Inc. (a)	25,695	248,214
Teleflex, Inc. (b)	61,430	13,068,618
Tenon Medical, Inc. (a)	3,148	897
The Cooper Companies, Inc.	64,667	23,926,143
Thermogenesis Holdings, Inc. (a)	1,538	1,784
Tivic Health Systems, Inc. (a)(b)	26	63
TransMedics Group, Inc. (a)	42,858	2,812,771
Treace Medical Concepts, Inc. (a)	46,035	715,844
UFP Technologies, Inc. (a)	9,255	1,626,196
Utah Medical Products, Inc.	4,644	425,390
Vapotherm, Inc. (a)(b)	3,869	12,303
Varex Imaging Corp. (a)	53,196	1,046,365
Venus Concept, Inc. (a)(b)	1,911	3,268
Vicarious Surgical, Inc. (a)	48,977	45,284
Vivani Medical, Inc. (a)(b)	17,944	16,600
VolitionRx Ltd. (a)(b)	49,412	61,765
Zimmer Biomet Holdings, Inc.	272,774	32,492,839
Zimvie, Inc. (a)	28,106	331,651
Zomedica Corp. (a)(b)	1,260,724	233,234
Zynex, Inc. (a)(b)	28,379	218,518
		1,467,869,622
Health Care Providers & Services - 2.6%
23andMe Holding Co. Class A (a)(b)	387,894	426,683
Acadia Healthcare Co., Inc. (a)	120,386	9,281,761
Accolade, Inc. (a)	83,562	1,127,251
AdaptHealth Corp. (a)	100,515	1,199,144
Addus HomeCare Corp. (a)	21,322	1,869,939
Agiliti, Inc. (a)(b)	44,595	430,342
agilon health, Inc. (a)(b)	381,686	6,763,476
AirSculpt Technologies, Inc. (b)	11,914	91,500
Akumin, Inc. (a)(b)	72,299	10,209
Alignment Healthcare, Inc. (a)	110,190	643,510
Amedisys, Inc. (a)	42,547	3,988,781
AMN Healthcare Services, Inc. (a)	52,056	4,600,709
Apollo Medical Holdings, Inc. (a)(b)	52,940	2,004,308
ATI Physical Therapy, Inc. (a)(b)	1,773	15,992
Aveanna Healthcare Holdings, Inc. (a)	63,712	91,745
Biodesix, Inc. (a)	20,961	32,909
Brookdale Senior Living, Inc. (a)	247,839	1,053,316
Cano Health, Inc. (a)(b)	278,464	86,129
Cardinal Health, Inc.	332,960	29,077,397
CareMax, Inc. Class A (a)	99,635	222,186
Castle Biosciences, Inc. (a)	33,140	660,480
Cencora, Inc.	211,720	37,258,486
Centene Corp. (a)	717,786	44,251,507
Chemed Corp.	19,657	10,053,376
Cigna Group	386,999	106,912,344
Clover Health Investments Corp. (a)	459,810	602,351
Community Health Systems, Inc. (a)	166,138	561,546
Corvel Corp. (a)	11,924	2,580,950
Cosmos Health, Inc. (a)(b)	12,476	14,971
Cross Country Healthcare, Inc. (a)	44,703	1,151,549
CVS Health Corp.	1,676,778	109,275,622
DaVita HealthCare Partners, Inc. (a)	72,526	7,428,113
DocGo, Inc. Class A (a)(b)	109,593	980,857
Elevance Health, Inc.	310,055	137,047,411
Encompass Health Corp.	131,057	9,310,289
Enhabit Home Health & Hospice (a)	66,265	848,855
Enzo Biochem, Inc. (a)(b)	52,369	80,648
Fulgent Genetics, Inc. (a)	25,930	849,467
GeneDx Holdings Corp. Class A (a)(b)	23,677	105,363
Great Elm Group, Inc. (a)	30,049	63,704
Guardant Health, Inc. (a)	150,632	5,886,699
HCA Holdings, Inc.	269,786	74,811,658
HealthEquity, Inc. (a)	111,833	7,554,319
Henry Schein, Inc. (a)	171,306	13,111,761
Hims & Hers Health, Inc. (a)	160,338	1,075,868
Humana, Inc.	163,403	75,431,727
IMAC Holdings, Inc. (a)(b)	24,559	2,456
InfuSystems Holdings, Inc. (a)	28,343	291,366
Innovage Holding Corp. (a)	23,860	130,753
Invitae Corp. (a)(b)	310,940	287,340
Laboratory Corp. of America Holdings	115,822	24,102,558
LifeStance Health Group, Inc. (a)(b)	123,439	1,013,434
McKesson Corp.	177,367	73,131,961
Modivcare, Inc. (a)	16,874	541,655
Molina Healthcare, Inc. (a)	76,252	23,647,270
MSP Recovery, Inc. (a)	33,216	2,358
National Healthcare Corp.	18,115	1,194,684
National Research Corp. Class A	18,746	783,583
NeoGenomics, Inc. (a)	166,699	2,505,486
Novo Integrated Sciences, Inc. (a)	230,526	32,274
Ontrak, Inc. (a)(b)	1,299	1,198
Opko Health, Inc. (a)	541,783	991,463
Option Care Health, Inc. (a)	216,228	7,531,221
Owens & Minor, Inc. (a)	99,778	1,686,248
P3 Health Partners, Inc. Class A (a)	41,077	81,332
Patterson Companies, Inc.	113,754	3,417,170
Pediatrix Medical Group, Inc. (a)	108,001	1,526,054
Pennant Group, Inc. (a)	37,349	447,441
PetIQ, Inc. Class A (a)	33,472	638,646
Precipio, Inc. (a)(b)	20,654	6,816
Premier, Inc.	156,057	3,359,907
Privia Health Group, Inc. (a)	122,494	3,215,468
Progyny, Inc. (a)	100,898	3,767,531
Psychemedics Corp.	2,812	11,979
Quest Diagnostics, Inc.	146,477	19,261,726
R1 RCM, Inc. (a)	180,409	3,110,251
RadNet, Inc. (a)	74,839	2,500,371
Regional Health Properties, Inc. (a)	1,040	2,839
Select Medical Holdings Corp.	136,264	3,980,271
Sonida Senior Living, Inc. (a)(b)	3,889	35,429
Star Equity Holdings, Inc. (a)	11,072	12,068
SunLink Health Systems, Inc. (a)	3,788	3,674
Surgery Partners, Inc. (a)	90,803	3,292,517
Talkspace, Inc. Class A (a)	145,422	235,584
Tenet Healthcare Corp. (a)	133,135	10,325,951
The Ensign Group, Inc.	73,281	7,344,222
The Joint Corp. (a)	18,473	171,614
The Oncology Institute, Inc. (a)(b)	31,321	36,332
U.S. Physical Therapy, Inc.	19,308	1,946,826
UnitedHealth Group, Inc.	1,217,731	580,346,240
Universal Health Services, Inc. Class B	82,219	11,074,899
Vivos Therapeutics, Inc. (a)(b)	21,264	5,344
		1,508,963,018
Health Care Technology - 0.1%
Akili, Inc. (a)(b)	45,636	44,732
American Well Corp. (a)	324,340	460,563
Augmedix, Inc. (a)(b)	36,967	176,702
Better Therapeutics, Inc. (a)	13,172	8,168
Biotricity, Inc. (a)(b)	8,002	16,724
CareCloud, Inc. (a)	12,276	20,624
Certara, Inc. (a)	137,833	2,227,381
Computer Programs & Systems, Inc. (a)	19,009	309,276
Definitive Healthcare Corp. (a)(b)	52,925	497,495
Doximity, Inc. (a)(b)	155,993	3,718,873
Evolent Health, Inc. (a)	125,085	3,190,918
Forian, Inc. (a)(b)	20,460	49,309
GoodRx Holdings, Inc. (a)	99,862	652,099
Health Catalyst, Inc. (a)	73,194	855,638
HealthStream, Inc.	32,205	677,271
iCAD, Inc. (a)	28,299	64,522
iSpecimen, Inc. (a)	3,041	2,646
Lifemd, Inc. (a)(b)	32,416	125,126
MultiPlan Corp. Class A (a)(b)	310,955	531,733
Nextgen Healthcare, Inc. (a)	70,908	1,291,235
OptimizeRx Corp. (a)	21,972	187,201
Phreesia, Inc. (a)	69,599	1,981,484
Schrodinger, Inc. (a)	70,585	2,603,881
SCWorx, Corp. (a)(b)	5,597	1,012
Sharecare, Inc. Class A (a)	426,113	403,785
Simulations Plus, Inc. (b)	20,864	928,239
Streamline Health Solutions, Inc. (a)	32,601	41,403
Tabula Rasa HealthCare, Inc. (a)(b)	33,701	346,109
Teladoc Health, Inc. (a)(b)	215,951	4,889,131
Trxade Health, Inc. (a)	129	986
UpHealth, Inc. (a)(b)	7,782	9,338
Veeva Systems, Inc. Class A (a)	190,487	39,754,637
Veradigm, Inc. (a)(b)	143,326	1,917,702
		67,985,943
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	128,208	6,647,585
Adaptive Biotechnologies Corp. (a)	146,572	992,292
Agilent Technologies, Inc.	386,684	46,815,832
Akoya Biosciences, Inc. (a)	21,769	113,199
Alpha Teknova, Inc. (a)(b)	9,050	17,648
Applied DNA Sciences, Inc. (a)(b)	17,493	22,391
Avantor, Inc. (a)	882,835	19,113,378
Azenta, Inc. (a)	85,123	4,803,491
Bio-Rad Laboratories, Inc. Class A (a)	27,907	11,168,381
Bio-Techne Corp.	205,920	16,144,128
BioLife Solutions, Inc. (a)(b)	45,509	601,174
BioNano Genomics, Inc. (a)(b)	44,761	172,777
Bruker Corp.	130,472	8,558,963
Champions Oncology, Inc. (a)	6,780	45,426
Charles River Laboratories International, Inc. (a)	66,920	13,840,394
ChromaDex, Inc. (a)	68,136	108,336
Codexis, Inc. (a)	93,140	162,064
CryoPort, Inc. (a)	59,920	844,872
Cytek Biosciences, Inc. (a)(b)	105,712	803,411
Danaher Corp.	868,616	230,183,240
Fortrea Holdings, Inc.	116,473	3,208,831
Harvard Bioscience, Inc. (a)	49,826	219,733
Illumina, Inc. (a)	206,733	34,156,426
Inotiv, Inc. (a)(b)	22,399	83,772
IQVIA Holdings, Inc. (a)	242,625	54,015,604
Maravai LifeSciences Holdings, Inc. (a)	143,185	1,480,533
MaxCyte, Inc. (a)	119,283	436,576
Medpace Holdings, Inc. (a)	32,278	8,723,775
Mesa Laboratories, Inc.	6,642	952,197
Mettler-Toledo International, Inc. (a)	28,784	34,928,808
Miromatrix Medical, Inc. (a)(b)	14,231	21,489
Nanostring Technologies, Inc. (a)	58,165	148,902
Nautilus Biotechnology, Inc. (a)	63,734	205,861
OmniAb, Inc. (a)	137,722	798,788
Pacific Biosciences of California, Inc. (a)	305,455	3,445,532
Personalis, Inc. (a)	47,183	85,873
Phenomex, Inc. (a)(b)	89,474	85,000
Quanterix Corp. (a)	45,606	1,222,241
Quantum-Si, Inc. (a)(b)	125,069	292,661
Rapid Micro Biosystems, Inc. (a)	15,369	14,754
Revvity, Inc.	164,015	19,194,675
Science 37 Holdings, Inc. (a)	72,676	18,169
Seer, Inc. (a)	46,836	123,179
Singular Genomics Systems, Inc. (a)	59,283	27,857
SomaLogic, Inc. Class A (a)(b)	204,881	452,787
Sotera Health Co. (a)	130,786	2,110,886
Standard BioTools, Inc. (a)	97,555	292,665
Syneos Health, Inc. (a)	135,434	5,787,095
Telesis Bio, Inc. (a)(b)	11,530	15,104
Thermo Fisher Scientific, Inc.	504,488	281,050,265
Waters Corp. (a)	77,157	21,665,686
West Pharmaceutical Services, Inc.	97,094	39,507,549
		875,932,255
Pharmaceuticals - 3.7%
AcelRx Pharmaceuticals, Inc. (a)(b)	9,920	10,218
Acer Therapeutics, Inc. (a)(b)	14,533	18,602
Aclaris Therapeutics, Inc. (a)	72,634	543,302
Adamis Pharmaceuticals Corp. (a)(b)	2,388	1,931
Adial Pharmaceuticals, Inc. (a)(b)	957	4,125
Agile Therapeutics, Inc. (a)(b)	502	1,305
Alimera Sciences, Inc. (a)(b)	3,266	10,745
Amneal Pharmaceuticals, Inc. (a)	135,990	556,199
Amphastar Pharmaceuticals, Inc. (a)	49,183	2,621,946
Amylyx Pharmaceuticals, Inc. (a)	53,265	1,148,393
AN2 Therapeutics, Inc. (a)(b)	6,067	91,248
ANI Pharmaceuticals, Inc. (a)	18,172	1,170,095
Aquestive Therapeutics, Inc. (a)(b)	53,568	87,852
Artelo Biosciences, Inc. (a)	3,048	5,730
Arvinas Holding Co. LLC (a)	63,836	1,800,814
Assertio Holdings, Inc. (a)(b)	117,283	384,688
Atea Pharmaceuticals, Inc. (a)	106,384	357,450
Athira Pharma, Inc. (a)	38,518	85,895
Avenue Therapeutics, Inc. (a)(b)	6,236	4,839
Axsome Therapeutics, Inc. (a)(b)	49,107	3,967,846
Aytu BioScience, Inc. (a)(b)	1,593	2,708
Baudax Bio, Inc. (a)(b)	189	81
Biofrontera, Inc. (a)(b)	985	8,402
Biote Corp. Class A (a)	21,101	104,239
Bright Green Corp. (a)(b)	77,441	36,180
Bristol-Myers Squibb Co.	2,747,921	169,409,330
Cara Therapeutics, Inc. (a)	56,490	145,179
Cassava Sciences, Inc. (a)(b)	51,428	1,078,445
Catalent, Inc. (a)	235,479	11,766,886
Citius Pharmaceuticals, Inc. (a)(b)	187,856	171,362
Clearside Biomedical, Inc. (a)	63,524	57,807
Clever Leaves Holdings, Inc. (a)	1,030	4,275
CNS Pharmaceuticals, Inc. (a)(b)	756	1,278
Cocrystal Pharma, Inc. (a)(b)	8,667	26,001
Cognition Therapeutics, Inc. (a)(b)	24,086	37,333
Collegium Pharmaceutical, Inc. (a)(b)	45,840	1,073,573
Context Therapeutics, Inc. (a)	13,624	14,033
Corcept Therapeutics, Inc. (a)	118,513	3,878,930
CorMedix, Inc. (a)(b)	59,933	243,927
Cumberland Pharmaceuticals, Inc. (a)	22,081	36,434
CymaBay Therapeutics, Inc. (a)	118,077	1,623,559
Dare Bioscience, Inc. (a)(b)	97,011	66,385
Durect Corp. (a)(b)	34,016	104,089
Edgewise Therapeutics, Inc. (a)	54,862	342,888
Elanco Animal Health, Inc. (a)	604,979	7,380,744
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	1,030,502	571,104,208
Elicio Therapeutics, Inc. (a)(b)	3,706	30,612
Eloxx Pharmaceuticals, Inc. (a)	1,607	8,597
Enliven Therapeutics, Inc. (a)(b)	26,587	415,289
Enliven Therapeutics, Inc. rights (a)(c)	19,688	0
Enveric Biosciences, Inc. (a)(b)	880	1,901
Esperion Therapeutics, Inc. (a)	109,677	175,483
Eton Pharmaceuticals, Inc. (a)(b)	27,239	122,576
Evoke Pharma, Inc. (a)	2,958	3,698
Evolus, Inc. (a)	51,427	508,613
Eyenovia, Inc. (a)	33,330	62,994
Eyepoint Pharmaceuticals, Inc. (a)(b)	30,883	306,051
Fulcrum Therapeutics, Inc. (a)	68,566	379,170
Harmony Biosciences Holdings, Inc. (a)	39,528	1,432,890
Harrow Health, Inc. (a)	36,417	552,446
Hepion Pharmaceuticals, Inc. (a)(b)	5,452	40,617
Hoth Therapeutics, Inc. (a)(b)	702	1,523
Igc Pharma, Inc. (a)(b)	42,330	14,638
Ikena Oncology, Inc. (a)	33,430	155,115
Innoviva, Inc. (a)(b)	77,073	982,681
Intra-Cellular Therapies, Inc. (a)	116,728	6,480,739
Jaguar Health, Inc. (a)(b)	891	343
Jazz Pharmaceuticals PLC (a)	83,653	11,992,494
Johnson & Johnson	3,149,369	509,189,980
Journey Medical Corp. (a)(b)	16,162	34,587
Kala Bio, Inc. (a)(b)	2,514	33,738
Kiora Pharmaceuticals, Inc. (a)	1,944	956
Landos Biopharma, Inc. (a)(b)	2,067	7,359
Lexaria Bioscience Corp. (a)(b)	5,481	5,645
Ligand Pharmaceuticals, Inc. Class B (a)	21,529	1,415,962
Lipocine, Inc. (a)(b)	5,985	23,641
Liquidia Corp. (a)	63,871	438,794
Longboard Pharmaceuticals, Inc. (a)	23,407	135,527
Lyra Therapeutics, Inc. (a)	20,602	71,695
Marinus Pharmaceuticals, Inc. (a)	60,433	429,679
Merck & Co., Inc.	3,318,850	361,688,273
Mind Medicine (MindMed), Inc. (a)	42,337	175,699
MyMD Pharmaceuticals, Inc. (a)(b)	36,903	35,113
Nektar Therapeutics (a)	234,203	139,351
NGM Biopharmaceuticals, Inc. (a)	47,839	90,416
NovaBay Pharmaceuticals, Inc. (a)(b)	1,200	690
NRX Pharmaceuticals, Inc. (a)(b)	52,889	15,608
Nutriband, Inc. (a)(b)	7,434	23,640
Nuvation Bio, Inc. (a)	176,529	289,508
Ocular Therapeutix, Inc. (a)	103,346	390,648
Ocuphire Pharma, Inc. (a)(b)	22,473	89,667
Ocuphire Pharma, Inc. rights (a)(c)	259	0
Omeros Corp. (a)(b)	82,882	286,772
Onconova Therapeutics, Inc. (a)	21,108	16,591
OptiNose, Inc. (a)	95,818	114,023
Organon & Co.	333,305	7,319,378
Pacira Biosciences, Inc. (a)	60,330	2,129,649
Palisade Bio, Inc. (a)(b)	2,026	1,381
Palisade Bio, Inc. rights (a)(c)	122	0
Paratek Pharmaceuticals, Inc. (a)	56,694	125,294
Perrigo Co. PLC	176,896	6,191,360
Petros Pharmaceuticals, Inc. (a)	1,160	2,958
Pfizer, Inc.	7,383,728	261,236,297
Phathom Pharmaceuticals, Inc. (a)(b)	30,514	439,096
Phibro Animal Health Corp. Class A	25,601	357,134
Pliant Therapeutics, Inc. (a)	57,051	963,021
Prestige Brands Holdings, Inc. (a)	65,219	3,804,224
Processa Pharmaceuticals, Inc. (a)(b)	12,599	3,956
ProPhase Labs, Inc. (a)(b)	16,882	72,255
Pulmatrix, Inc. (a)	4,155	9,764
Rain Oncology, Inc. (a)	20,945	21,992
Rani Therapeutics Holdings, Inc. (a)(b)	12,821	48,720
Reata Pharmaceuticals, Inc. (a)	38,141	6,445,829
Relmada Therapeutics, Inc. (a)	32,953	111,381
Revance Therapeutics, Inc. (a)	109,988	1,939,088
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	20,000	78,200
Royalty Pharma PLC	492,529	14,687,215
RVL Pharmaceuticals PLC (a)	38,637	4,327
Satsuma Pharmaceuticals, Inc. rights (a)(c)	25,923	0
Scilex Holding Co.	82,478	234,345
scPharmaceuticals, Inc. (a)(b)	21,843	167,754
SCYNEXIS, Inc. (a)(b)	50,241	176,848
Seelos Therapeutics, Inc. (a)(b)	158,270	172,514
SenesTech, Inc. (a)(b)	327	183
SIGA Technologies, Inc. (b)	51,262	235,293
Sonoma Pharmaceuticals, Inc. (a)	1,722	1,501
Supernus Pharmaceuticals, Inc. (a)	71,526	2,277,388
Tarsus Pharmaceuticals, Inc. (a)(b)	24,502	429,030
Terns Pharmaceuticals, Inc. (a)	48,791	257,129
TFF Pharmaceuticals, Inc. (a)	24,329	9,084
TherapeuticsMD, Inc. (a)(b)	11,320	42,903
Theravance Biopharma, Inc. (a)(b)	68,111	648,417
Theseus Pharmaceuticals, Inc. (a)	26,474	83,128
Third Harmonics Bio, Inc.	17,774	107,888
Timber Pharmaceuticals, Inc. (a)(b)	5,291	16,190
Titan Pharmaceuticals, Inc. (a)	10,454	5,363
Trevi Therapeutics, Inc. (a)	45,267	100,040
Ventyx Biosciences, Inc. (a)	37,592	1,259,332
Verrica Pharmaceuticals, Inc. (a)	24,053	109,441
Viatris, Inc.	1,567,908	16,855,011
Virpax Pharmaceuticals, Inc. (a)	10,445	8,983
Vyne Therapeutics, Inc. (a)(b)	2,650	11,316
WAVE Life Sciences (a)	85,637	372,521
Xeris Biopharma Holdings, Inc. (a)(b)	184,154	418,030
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	0
Zevra Therapeutics, Inc. (a)(b)	39,576	200,650
Zoetis, Inc. Class A	604,342	115,133,194
Zynerba Pharmaceuticals, Inc. (a)	91,858	122,171
		2,125,851,697
TOTAL HEALTH CARE		7,500,321,002
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.5%
AAR Corp. (a)	43,219	2,662,290
AeroVironment, Inc. (a)	33,027	3,204,610
AerSale Corp. (a)	20,065	297,163
Air Industries Group, Inc. (a)(b)	2,013	5,898
Archer Aviation, Inc. Class A (a)(b)	193,066	1,345,670
Astra Space, Inc. Class A (a)(b)	170,165	43,971
Astronics Corp. (a)	34,420	603,383
Axon Enterprise, Inc. (a)	91,784	19,541,731
BWX Technologies, Inc.	119,461	8,811,443
Byrna Technologies, Inc. (a)(b)	19,154	66,081
Cadre Holdings, Inc.	20,398	538,915
CPI Aerostructures, Inc. (a)	4,218	15,396
Curtiss-Wright Corp.	50,174	10,435,690
Ducommun, Inc. (a)	14,579	662,907
General Dynamics Corp.	294,343	66,709,898
HEICO Corp.	51,361	8,665,114
HEICO Corp. Class A	92,469	12,523,077
Hexcel Corp.	110,253	8,081,545
Howmet Aerospace, Inc.	480,693	23,779,883
Huntington Ingalls Industries, Inc.	52,211	11,503,128
Innovative Solutions & Support, Inc. (a)	19,515	156,705
Intuitive Machines, Inc. Class A (a)(b)	7,069	33,648
Kaman Corp.	37,708	845,790
Kratos Defense & Security Solutions, Inc. (a)	167,405	2,693,546
L3Harris Technologies, Inc.	247,891	44,146,908
Leonardo DRS, Inc. (a)	65,507	1,121,480
Lockheed Martin Corp.	294,843	132,192,859
Mercury Systems, Inc. (a)	75,995	2,982,804
Momentus, Inc. Class A (a)(b)	1,272	12,962
Moog, Inc. Class A	37,591	4,366,571
National Presto Industries, Inc.	6,437	481,809
Northrop Grumman Corp.	186,736	80,873,494
Park Aerospace Corp.	24,532	334,371
Parsons Corp. (a)	44,133	2,516,464
Redwire Corp. (a)(b)	24,304	78,259
Rocket Lab U.S.A., Inc. Class A (a)(b)	289,058	1,823,956
RTX Corp.	1,911,278	164,446,359
Sidus Space, Inc. Class A (a)(b)	7,907	1,149
SIFCO Industries, Inc. (a)	5,271	16,156
Spirit AeroSystems Holdings, Inc. Class A	138,497	2,952,756
Terran Orbital Corp. Class A (a)(b)	75,995	92,714
Textron, Inc.	263,596	20,484,045
The Boeing Co. (a)	739,536	165,678,250
TransDigm Group, Inc.	68,217	61,657,935
Triumph Group, Inc. (a)	84,938	799,267
V2X, Inc. (a)	14,642	736,639
Virgin Galactic Holdings, Inc. (a)(b)	318,613	802,905
VirTra, Inc. (a)	12,401	80,607
Woodward, Inc.	78,493	10,154,639
		882,062,840
Air Freight & Logistics - 0.5%
Air T, Inc. (a)(b)	2,027	44,635
Air Transport Services Group, Inc. (a)	73,405	1,582,612
C.H. Robinson Worldwide, Inc. (b)	152,213	13,764,622
Expeditors International of Washington, Inc.	199,740	23,311,655
FedEx Corp.	302,344	78,917,831
Forward Air Corp.	33,900	2,400,798
GXO Logistics, Inc. (a)	155,382	9,939,787
Hub Group, Inc. Class A (a)	42,861	3,344,872
Radiant Logistics, Inc. (a)	46,916	316,683
United Parcel Service, Inc. Class B	947,969	160,585,949
		294,209,444
Building Products - 0.7%
A.O. Smith Corp.	162,869	11,808,003
AAON, Inc. (b)	84,154	5,306,751
Advanced Drain Systems, Inc. (b)	81,810	10,484,770
Allegion PLC	114,943	13,081,663
Alpha PRO Tech Ltd. (a)	13,086	57,971
American Woodmark Corp. (a)	21,716	1,686,682
Apogee Enterprises, Inc.	29,287	1,477,822
Applied UV, Inc. (a)	1,224	621
Armstrong World Industries, Inc.	59,124	4,528,307
AZZ, Inc.	32,950	1,617,845
Builders FirstSource, Inc. (a)	167,512	24,295,940
Carlisle Companies, Inc.	66,683	17,538,963
Carrier Global Corp.	1,091,742	62,720,578
CEA Industrie, Inc. (a)(b)	5,985	4,932
CSW Industrials, Inc.	20,282	3,643,256
Fortune Brands Home & Security, Inc.	165,514	11,423,776
Gibraltar Industries, Inc. (a)	39,828	2,988,295
Griffon Corp.	62,313	2,609,045
Hayward Holdings, Inc. (a)	209,861	3,105,943
Insteel Industries, Inc.	25,831	897,627
Janus International Group, Inc. (a)	104,727	1,199,124
Jeld-Wen Holding, Inc. (a)	110,824	1,671,226
Johnson Controls International PLC	897,453	53,003,574
Lennox International, Inc.	42,213	15,906,281
Masco Corp.	294,104	17,355,077
Masonite International Corp. (a)	28,942	2,972,633
MasterBrand, Inc.	167,981	2,151,837
Molekule Group, Inc. (a)(b)	10,649	9,904
Owens Corning	117,733	16,942,956
PGT Innovations, Inc. (a)	76,849	2,166,373
Quanex Building Products Corp.	43,959	1,186,014
Resideo Technologies, Inc. (a)	192,814	3,250,844
Simpson Manufacturing Co. Ltd.	55,842	8,921,318
Tecnoglass, Inc.	26,195	1,020,819
The AZEK Co., Inc. (a)	158,132	5,378,069
Trane Technologies PLC	298,326	61,234,395
Trex Co., Inc. (a)	142,187	10,147,886
UFP Industries, Inc.	81,280	8,481,568
View, Inc. Class A (a)(b)	1,618	21,875
Zurn Elkay Water Solutions Cor (b)	187,080	5,541,310
		397,841,873
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	86,295	3,919,519
ACCO Brands Corp.	126,868	676,206
Acme United Corp.	4,128	121,817
ACV Auctions, Inc. Class A (a)	168,175	2,827,022
Aqua Metals, Inc. (a)(b)	85,861	94,447
ARC Document Solutions, Inc.	46,510	157,204
Aris Water Solution, Inc. Class A (b)	38,798	397,292
Brady Corp. Class A	60,015	3,027,157
BrightView Holdings, Inc. (a)	51,710	428,159
Casella Waste Systems, Inc. Class A (a)	73,349	5,777,701
CECO Environmental Corp. (a)	38,780	534,388
Cimpress PLC (a)	26,174	1,691,102
Cintas Corp.	112,994	56,968,185
Clean Harbors, Inc. (a)	65,720	11,129,025
CompX International, Inc. Class A (b)	2,265	47,950
Copart, Inc.	1,121,591	50,280,925
CoreCivic, Inc. (a)	148,800	1,601,088
Deluxe Corp. (b)	57,347	1,159,556
Driven Brands Holdings, Inc. (a)	72,185	1,086,384
DSS, Inc. (a)	80,044	15,609
Ennis, Inc.	34,616	737,321
Enviri Corp. (a)	104,499	778,518
Fuel Tech, Inc. (a)	23,169	25,254
Greenwave Technology Solutions, Inc. (a)(b)	9,284	7,707
Healthcare Services Group, Inc.	97,313	1,123,965
Heritage-Crystal Clean, Inc. (a)	20,899	942,545
HNI Corp.	60,727	1,989,417
Interface, Inc.	75,715	782,136
JanOne, Inc. (a)(b)	1,372	645
Knightscope, Inc. Class A (a)(b)	44,302	48,732
LanzaTech Global, Inc. (a)(b)	145,675	964,369
Liquidity Services, Inc. (a)	30,988	565,531
Matthews International Corp. Class A	40,056	1,689,562
Millerknoll, Inc. (b)	98,613	1,883,508
Montrose Environmental Group, Inc. (a)	36,185	1,390,951
MSA Safety, Inc.	48,235	8,811,570
NL Industries, Inc.	11,304	58,442
Odyssey Marine Exploration, Inc. (a)(b)	16,689	67,090
OpenLane, Inc. (a)	142,597	2,225,939
Performant Financial Corp. (a)	89,347	209,965
Perma-Fix Environmental Services, Inc. (a)(b)	16,530	206,294
Pitney Bowes, Inc. (b)	214,840	706,824
Quad/Graphics, Inc. (a)	40,121	205,018
Quest Resource Holding Corp. (a)	16,617	129,280
RB Global, Inc.	237,679	14,669,548
Republic Services, Inc.	268,894	38,755,692
Rollins, Inc.	303,158	11,995,962
Shapeways Holdings, Inc. (a)	1,971	6,741
SP Plus Corp. (a)	25,712	1,007,139
Steelcase, Inc. Class A	122,541	1,111,447
Stericycle, Inc. (a)	120,832	5,341,983
Team, Inc. (a)	5,635	49,757
Tetra Tech, Inc.	69,527	10,940,073
The Brink's Co.	60,619	4,595,526
The GEO Group, Inc. (a)	164,214	1,188,909
TOMI Environmental Solutions, Inc. (a)	10,144	11,260
UniFirst Corp.	19,767	3,481,562
Viad Corp. (a)	27,257	773,826
Virco Manufacturing Co. (a)	2,190	10,052
VSE Corp.	13,759	780,823
Waste Management, Inc.	484,171	75,908,329
Wilhelmina International, Inc. (a)	3,864	13,254
		338,133,202
Construction & Engineering - 0.3%
AECOM	181,730	15,946,808
Ameresco, Inc. Class A (a)(b)	44,605	1,939,871
API Group Corp. (a)	264,491	7,445,422
Arcosa, Inc.	63,325	4,953,282
Argan, Inc.	18,052	766,849
Bowman Consulting Group Ltd. (a)	12,921	381,557
Comfort Systems U.S.A., Inc.	46,732	8,625,325
Concrete Pumping Holdings, Inc. (a)	33,466	255,346
Construction Partners, Inc. Class A (a)	54,221	1,884,180
Dycom Industries, Inc. (a)	38,366	3,833,914
EMCOR Group, Inc.	62,118	13,929,962
Fluor Corp. (a)	188,139	6,582,984
Granite Construction, Inc.	57,424	2,371,037
Great Lakes Dredge & Dock Corp. (a)	88,515	781,587
IES Holdings, Inc. (a)	10,964	822,081
INNOVATE Corp. (a)(b)	58,310	93,296
iSun, Inc. (a)(b)	10,652	3,664
Limbach Holdings, Inc. (a)	12,449	449,782
MasTec, Inc. (a)	78,193	7,779,422
Matrix Service Co. (a)	33,870	281,460
MDU Resources Group, Inc.	266,523	5,426,408
MYR Group, Inc. (a)	21,833	3,101,814
Northwest Pipe Co. (a)	13,643	451,447
Orion Group Holdings, Inc. (a)	36,913	177,182
Primoris Services Corp.	69,524	2,459,064
Quanta Services, Inc.	189,802	39,833,746
Safe & Green Holdings Corp. (a)(b)	15,501	20,616
Southland Holdings, Inc. (a)(b)	8,998	61,366
Sterling Construction Co., Inc. (a)	40,154	3,323,145
Tutor Perini Corp. (a)	55,316	491,759
Valmont Industries, Inc.	27,522	6,976,827
Willscot Mobile Mini Holdings (a)	264,486	10,849,216
		152,300,419
Electrical Equipment - 0.8%
374Water, Inc. (a)(b)	81,778	122,667
Acuity Brands, Inc.	41,518	6,696,023
Advent Technologies Holdings, Inc. Class A (a)(b)	41,512	23,330
Allient, Inc.	18,703	636,463
American Superconductor Corp. (a)(b)	37,847	350,085
AMETEK, Inc.	301,432	48,081,418
Amprius Technologies, Inc. (b)	15,949	78,469
Array Technologies, Inc. (a)	184,465	4,587,645
Atkore, Inc. (a)	50,827	7,825,833
Babcock & Wilcox Enterprises, Inc. (a)	96,680	507,570
Beam Global (a)(b)	11,555	100,529
Blink Charging Co. (a)(b)	64,212	252,995
Bloom Energy Corp. Class A (a)(b)	241,069	3,613,624
Broadwind, Inc. (a)	22,623	102,482
Capstone Turbine Corp. (a)(b)	19,618	11,594
ChargePoint Holdings, Inc. Class A (a)(b)	352,169	2,521,530
Dragonfly Energy Holdings Corp. (a)(b)	7,992	13,746
Eaton Corp. PLC	521,269	120,084,740
Emerson Electric Co.	747,426	73,434,605
Encore Wire Corp. (b)	23,629	3,894,295
Energous Corp. (a)(b)	4,481	8,962
Energy Focus, Inc. (a)(b)	1,064	2,032
Energy Vault Holdings, Inc. Class A (a)(b)	93,761	299,098
EnerSys	53,307	5,596,169
Enovix Corp. (a)(b)	144,493	1,991,114
Eos Energy Enterprises, Inc. (a)(b)	152,036	494,117
Espey Manufacturing & Electronics Corp.	1,371	23,056
ESS Tech, Inc. Class A (a)(b)	71,499	102,244
Expion360, Inc. (a)	3,812	18,450
Fluence Energy, Inc. (a)(b)	48,728	1,283,983
Flux Power Holdings, Inc. (a)(b)	17,510	80,721
FTC Solar, Inc. (a)(b)	58,975	110,873
FuelCell Energy, Inc. (a)(b)	535,930	750,302
Generac Holdings, Inc. (a)	81,290	9,658,065
GrafTech International Ltd.	251,729	891,121
Heliogen, Inc. (a)(b)	120,096	21,906
Hubbell, Inc. Class B	70,056	22,841,759
Ideal Power, Inc. (a)(b)	6,659	67,256
Imperalis Holding Corp. warrants (a)(b)	53,845	17
KULR Technology Group, Inc. (a)(b)	82,194	46,037
LSI Industries, Inc.	38,014	598,721
NeoVolta, Inc. (a)(b)	36,746	102,889
Nextracker, Inc. Class A	60,293	2,539,541
NuScale Power Corp. (a)(b)	53,327	318,362
Nuvve Holding Corp. (a)(b)	22,518	11,011
nVent Electric PLC	216,517	12,241,871
Ocean Power Technologies, Inc. (a)(b)	59,627	27,864
Orion Energy Systems, Inc. (a)	36,188	54,644
Pineapple Energy, Inc. (a)(b)	5,018	5,319
Pineapple Energy, Inc. rights (a)(c)	1,326	0
Pioneer Power Solutions, Inc. (a)	4,181	30,960
Plug Power, Inc. (a)(b)	709,824	6,005,111
Polar Power, Inc. (a)(b)	4,369	6,248
Powell Industries, Inc.	12,087	1,014,945
Preformed Line Products Co.	3,928	665,757
Regal Rexnord Corp.	86,661	14,055,548
Rockwell Automation, Inc.	150,180	46,868,174
Sensata Technologies, Inc. PLC	199,741	7,514,256
SES AI Corp. Class A (a)(b)	192,594	406,373
Shoals Technologies Group, Inc. (a)	222,844	4,385,570
SKYX Platforms Corp. (a)(b)	59,618	104,332
Stem, Inc. (a)(b)	192,600	980,334
SunPower Corp. (a)(b)	112,551	805,865
Sunrun, Inc. (a)(b)	283,408	4,429,667
Sunworks, Inc. (a)(b)	43,532	34,221
Thermon Group Holdings, Inc. (a)	44,381	1,219,590
TPI Composites, Inc. (a)(b)	55,022	277,861
Ultralife Corp. (a)	13,215	125,146
Vertiv Holdings Co.	421,943	16,620,335
Vicor Corp. (a)	29,307	1,986,135
Westwater Resources, Inc. (a)(b)	54,756	39,589
		440,703,164
Ground Transportation - 1.0%
ArcBest Corp.	31,236	3,298,209
Avis Budget Group, Inc. (a)	31,159	6,649,019
Bird Global, Inc. Class A (a)	6,610	7,139
Covenant Transport Group, Inc. Class A	10,438	513,236
CSX Corp.	2,658,501	80,286,730
Daseke, Inc. (a)	59,508	315,392
FTAI Infrastructure LLC	135,629	471,989
Getaround, Inc. (a)(b)	76,574	30,630
Heartland Express, Inc.	62,117	937,346
Hertz Global Holdings, Inc. (a)(b)	206,564	3,501,260
J.B. Hunt Transport Services, Inc.	108,388	20,363,937
Knight-Swift Transportation Holdings, Inc. Class A	210,340	11,530,839
Landstar System, Inc.	46,949	8,911,390
Lyft, Inc. (a)	432,512	5,094,991
Marten Transport Ltd.	75,989	1,595,769
Micromobility.Com, Inc. (a)(b)	5,482	379
Norfolk Southern Corp.	297,709	61,033,322
Old Dominion Freight Lines, Inc.	117,564	50,243,327
P.A.M. Transportation Services, Inc. (a)	8,416	194,073
Patriot Transportation Holding, Inc. (a)	2,215	20,289
RXO, Inc.	152,755	2,761,810
Ryder System, Inc.	60,787	6,121,251
Saia, Inc. (a)	34,661	14,772,518
Schneider National, Inc. Class B	49,425	1,428,877
TuSimple Holdings, Inc. (a)(b)	183,301	229,126
U-Haul Holding Co. (b)	14,382	819,343
U-Haul Holding Co. (non-vtg.)	114,776	6,110,674
Uber Technologies, Inc. (a)	2,646,807	125,008,695
Union Pacific Corp.	797,402	175,882,959
Universal Logistics Holdings, Inc.	9,313	252,569
Werner Enterprises, Inc.	76,963	3,202,430
XPO, Inc. (a)	151,321	11,293,086
		602,882,604
Industrial Conglomerates - 0.7%
3M Co.	721,529	76,965,498
Ault Alliance, Inc. (a)	979	989
Gaucho Group Holdings, Inc. (a)(b)	250	88
General Electric Co.	1,424,127	163,005,576
Honeywell International, Inc.	870,316	163,567,189
		403,539,340
Machinery - 2.0%
3D Systems Corp. (a)	172,250	1,086,898
AGCO Corp.	81,251	10,524,442
AgEagle Aerial Systems, Inc. (a)(b)	85,493	14,303
Agrify Corp. (a)(b)	130	381
Alamo Group, Inc.	13,575	2,330,149
Albany International Corp. Class A	40,860	3,788,539
Allison Transmission Holdings, Inc.	118,834	7,183,515
Astec Industries, Inc.	30,168	1,653,810
Barnes Group, Inc.	66,176	2,600,717
Blue Bird Corp. (a)	22,295	487,146
Caterpillar, Inc.	674,000	189,481,620
Chart Industries, Inc. (a)	54,884	9,910,953
Chicago Rivet & Machine Co.	650	12,077
CIRCOR International, Inc. (a)	26,950	1,500,846
Columbus McKinnon Corp. (NY Shares)	37,636	1,417,748
Commercial Vehicle Group, Inc. (a)	39,102	360,129
Crane Co.	63,057	5,745,754
Cummins, Inc.	185,134	42,588,225
Deere & Co.	352,679	144,929,908
Desktop Metal, Inc. (a)(b)	310,561	559,010
Donaldson Co., Inc.	158,987	10,154,500
Douglas Dynamics, Inc.	30,142	912,398
Dover Corp.	182,858	27,117,841
Eastern Co. (b)	7,268	131,478
Energy Recovery, Inc. (a)	73,795	2,005,748
Enerpac Tool Group Corp. Class A	75,183	1,969,795
EnPro Industries, Inc.	27,369	3,732,858
ESAB Corp.	67,742	4,888,940
ESCO Technologies, Inc.	33,710	3,607,307
Fathom Digital Manufacturing Corp. (a)	14,936	6,872
Federal Signal Corp.	79,682	4,856,618
Flowserve Corp.	171,368	6,781,032
Fortive Corp.	462,304	36,452,670
Franklin Electric Co., Inc.	50,950	4,927,375
FreightCar America, Inc. (a)	16,274	44,916
Gates Industrial Corp. PLC (a)	186,935	2,295,562
Gencor Industries, Inc. (a)	13,980	199,634
Gorman-Rupp Co.	30,613	983,902
Graco, Inc.	220,235	17,385,351
Graham Corp. (a)	12,821	205,136
Helios Technologies, Inc.	42,812	2,477,959
Hillenbrand, Inc.	91,097	4,412,739
Hillman Solutions Corp. Class A (a)	223,187	2,019,842
Hurco Companies, Inc.	9,086	196,984
Hydrofarm Holdings Group, Inc. (a)(b)	57,556	71,945
Hyliion Holdings Corp. Class A (a)(b)	192,230	234,521
Hyster-Yale Materials Handling, Inc. Class A	13,773	629,013
Hyzon Motors, Inc. Class A (a)(b)	109,457	139,010
IDEX Corp.	98,846	22,378,734
Illinois Tool Works, Inc.	361,689	89,463,774
Ingersoll Rand, Inc.	529,040	36,826,474
ITT, Inc.	107,684	11,013,920
John Bean Technologies Corp.	41,594	4,571,597
Kadant, Inc.	15,346	3,372,130
Kennametal, Inc.	104,666	2,770,509
L.B. Foster Co. Class A (a)	13,906	244,885
Laser Photonics Corp.	4,335	8,540
Lightning eMotors, Inc. (a)(b)	1,493	2,822
Lincoln Electric Holdings, Inc.	75,266	14,485,694
Lindsay Corp.	14,508	1,800,443
LiqTech International, Inc. (a)(b)	2,058	7,080
Luxfer Holdings PLC sponsored	35,880	431,636
Manitex International, Inc. (a)	18,263	84,558
Manitowoc Co., Inc. (a)	46,725	790,587
Markforged Holding Corp. (a)(b)	116,626	152,780
Mayville Engineering Co., Inc. (a)	12,210	143,345
Microvast Holdings, Inc. (a)(b)	255,817	570,472
Middleby Corp. (a)	69,909	10,178,051
Miller Industries, Inc.	15,509	620,360
Mueller Industries, Inc.	74,536	5,751,198
Mueller Water Products, Inc. Class A	205,047	2,895,264
Nauticus Robotics, Inc. (a)(b)	25,799	52,114
Nikola Corp. (a)(b)	720,728	850,459
NN, Inc. (a)(b)	54,154	114,806
Nordson Corp.	70,454	17,200,640
Nuburu, Inc. (a)(b)	8,552	3,328
Nxu, Inc. (b)	33,647	6,729
Omega Flex, Inc. (b)	4,112	344,174
Oshkosh Corp.	85,340	8,860,852
Otis Worldwide Corp.	540,397	46,230,963
PACCAR, Inc.	683,526	56,247,355
Park-Ohio Holdings Corp.	10,696	200,122
Parker Hannifin Corp.	167,740	69,930,806
Pentair PLC	215,483	15,139,836
Perma-Pipe International Holdings, Inc. (a)	5,117	44,467
Proto Labs, Inc. (a)	34,696	1,023,532
RBC Bearings, Inc. (a)(b)	37,954	8,749,915
REV Group, Inc.	42,411	575,941
Sarcos Technology and Robotics Corp. Class A (a)(b)	17,070	19,118
Shyft Group, Inc. (The)	42,208	661,821
Snap-On, Inc.	69,261	18,603,505
SPX Technologies, Inc. (a)	59,509	4,702,401
Standex International Corp.	15,581	2,393,709
Stanley Black & Decker, Inc. (b)	200,122	18,887,514
Symbotic, Inc. (a)(b)	20,161	842,528
Taylor Devices, Inc. (a)	3,105	69,086
TechPrecision Corp. (a)(b)	8,124	56,462
Tennant Co.	24,370	2,008,819
Terex Corp.	88,519	5,365,137
The Greenbrier Companies, Inc. (b)	41,810	1,779,434
The L.S. Starrett Co. Class A (a)	8,386	93,001
Timken Co.	86,019	6,573,572
Titan International, Inc. (a)	67,407	848,654
Toro Co.	136,514	13,968,112
Trinity Industries, Inc.	106,259	2,663,913
Twin Disc, Inc. (a)	11,812	170,683
Urban-Gro, Inc. (a)(b)	9,651	9,651
Velo3D, Inc. (a)(b)	78,571	124,142
Wabash National Corp.	61,956	1,397,108
Watts Water Technologies, Inc. Class A	35,913	6,779,297
Westinghouse Air Brake Tech Co.	235,271	26,472,693
Xos, Inc. Class A (a)(b)	69,596	18,770
Xylem, Inc. (b)	312,931	32,400,876
		1,146,069,014
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	12,704	555,927
Genco Shipping & Trading Ltd. (b)	49,995	683,432
Kirby Corp. (a)	78,292	6,484,926
Matson, Inc.	47,202	4,148,112
Pangaea Logistics Solutions Ltd. (b)	49,576	279,609
		12,152,006
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	167,224	7,018,391
Allegiant Travel Co.	20,522	1,823,174
American Airlines Group, Inc. (a)	852,393	12,555,749
Blade Air Mobility, Inc. (a)	70,299	224,254
Delta Air Lines, Inc.	839,776	36,009,595
Frontier Group Holdings, Inc. (a)	48,846	306,753
Hawaiian Holdings, Inc. (a)(b)	69,232	594,011
JetBlue Airways Corp. (a)	429,604	2,543,256
Joby Aviation, Inc. (a)(b)	453,263	3,376,809
Mesa Air Group, Inc. (a)	45,342	62,119
SkyWest, Inc. (a)	57,936	2,612,914
Southwest Airlines Co.	778,398	24,597,377
Spirit Airlines, Inc.	144,003	2,376,050
Sun Country Airlines Holdings, Inc. (a)	47,936	713,767
United Airlines Holdings, Inc. (a)	428,603	21,348,715
Wheels Up Experience, Inc. Class A (a)(b)	21,892	42,033
		116,204,967
Professional Services - 1.0%
Alight, Inc. Class A (a)	442,007	3,376,933
ASGN, Inc. (a)	64,433	5,293,815
Asure Software, Inc. (a)	26,027	326,379
Automatic Data Processing, Inc.	540,353	137,579,277
Barrett Business Services, Inc.	9,050	865,904
BGSF, Inc. (b)	12,166	116,550
BlackSky Technology, Inc. Class A (a)(b)	113,104	153,821
Booz Allen Hamilton Holding Corp. Class A	172,978	19,600,137
Broadridge Financial Solutions, Inc. (b)	154,312	28,734,438
CACI International, Inc. Class A (a)	29,800	9,774,698
CBIZ, Inc. (a)	65,563	3,678,740
Ceridian HCM Holding, Inc. (a)(b)	202,591	14,691,899
Clarivate Analytics PLC (a)(b)	566,244	4,207,193
Concentrix Corp.	56,181	4,484,929
Conduent, Inc. (a)	226,641	711,653
CRA International, Inc.	9,392	1,020,253
CSG Systems International, Inc.	40,003	2,172,563
DLH Holdings Corp. (a)	15,873	176,984
Dun & Bradstreet Holdings, Inc.	287,915	3,138,274
Equifax, Inc. (b)	160,339	33,142,071
Exela Technologies, Inc. (a)(b)	7,815	34,230
ExlService Holdings, Inc. (a)	217,384	6,354,134
Exponent, Inc.	66,578	5,982,699
First Advantage Corp.	73,633	1,027,180
FiscalNote Holdings, Inc. Class A (a)(b)	98,954	218,688
Forrester Research, Inc. (a)	15,282	468,088
Franklin Covey Co. (a)	15,626	666,761
FTI Consulting, Inc. (a)	44,446	8,258,956
Gee Group, Inc. (a)	119,757	70,980
Genpact Ltd.	221,623	8,273,187
Heidrick & Struggles International, Inc.	26,070	690,594
Hirequest, Inc. (b)	6,725	127,910
HireRight Holdings Corp. (a)	23,769	248,861
Hudson Global, Inc. (a)	3,305	70,397
Huron Consulting Group, Inc. (a)	25,281	2,526,836
ICF International, Inc.	22,136	2,989,688
Innodata, Inc. (a)	30,825	400,725
Insperity, Inc.	47,093	4,771,934
Jacobs Solutions, Inc.	165,921	22,369,469
KBR, Inc. (b)	177,327	10,909,157
Kelly Services, Inc. Class A (non-vtg.)	43,768	809,270
Kforce, Inc.	25,006	1,566,626
Korn Ferry	68,626	3,498,553
LegalZoom.com, Inc. (a)	122,443	1,397,075
Leidos Holdings, Inc.	179,429	17,496,122
Manpower, Inc.	65,929	5,199,820
Mastech Digital, Inc. (a)	5,279	56,907
Maximus, Inc.	79,485	6,423,978
MISTRAS Group, Inc. (a)	25,336	135,294
NV5 Global, Inc. (a)	16,493	1,678,658
Paychex, Inc.	419,640	51,292,597
Paycom Software, Inc.	63,545	18,735,608
Paycor HCM, Inc. (a)(b)	63,000	1,478,610
Paylocity Holding Corp. (a)	54,002	10,827,401
Planet Labs PBC Class A (a)(b)	259,266	842,615
Professional Diversity Network, Inc. (a)(b)	8,728	22,780
RCM Technologies, Inc. (a)(b)	7,856	161,362
Resources Connection, Inc.	41,409	642,254
Robert Half, Inc.	140,857	10,417,784
Science Applications International Corp.	70,627	8,309,973
ShiftPixy, Inc. (a)(b)	1,266	747
Skillsoft Corp. (a)(b)	110,493	144,746
Spire Global, Inc. (a)(b)	15,713	82,650
SS&C Technologies Holdings, Inc.	283,353	16,270,129
Staffing 360 Solutions, Inc. (a)(b)	3,140	2,633
StarTek, Inc. (a)(b)	7,982	24,744
Steel Connect, Inc. (a)	2,765	27,982
Sterling Check Corp. (a)	31,493	439,012
TaskUs, Inc. (a)(b)	33,929	335,897
TransUnion Holding Co., Inc.	252,436	20,502,852
TriNet Group, Inc. (a)(b)	41,164	4,566,323
TrueBlue, Inc. (a)	41,112	622,025
Ttec Holdings, Inc.	24,863	739,923
Upwork, Inc. (a)	159,446	2,361,395
Verisk Analytics, Inc.	189,277	45,846,675
Verra Mobility Corp. (a)	182,763	3,251,354
Where Food Comes From, Inc. (a)(b)	1,270	18,009
Willdan Group, Inc. (a)	17,259	416,632
		586,354,000
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	134,766	5,493,062
Alta Equipment Group, Inc.	33,851	481,700
Applied Industrial Technologies, Inc.	50,568	7,806,182
Beacon Roofing Supply, Inc. (a)	71,538	5,712,309
BlueLinx Corp. (a)	11,815	1,054,607
Boise Cascade Co.	51,678	5,652,023
Core & Main, Inc. (a)(b)	115,632	3,797,355
Custom Truck One Source, Inc. Class A (a)	82,762	555,333
Distribution Solutions Group I (a)	7,453	384,053
DXP Enterprises, Inc. (a)	19,327	687,461
EVI Industries, Inc. (a)(b)	6,923	182,906
Fastenal Co.	746,824	43,002,126
Ferguson PLC (b)	268,154	43,322,960
FTAI Aviation Ltd.	130,175	4,811,268
GATX Corp. (b)	46,174	5,454,996
Global Industrial Co.	21,706	734,531
GMS, Inc. (a)	53,801	3,730,561
H&E Equipment Services, Inc.	44,195	2,002,917
Herc Holdings, Inc.	31,608	4,113,465
Hudson Technologies, Inc. (a)	51,219	617,701
iPower, Inc. (a)	2,046	1,504
Karat Packaging, Inc.	7,490	186,501
McGrath RentCorp.	32,134	3,248,747
Mega Matrix Corp. (a)	13,527	12,715
MRC Global, Inc. (a)	110,324	1,028,220
MSC Industrial Direct Co., Inc. Class A	61,792	6,306,492
NOW, Inc. (a)	140,313	1,567,296
Rush Enterprises, Inc.:
Class A	81,660	3,381,541
Class B	15,817	727,107
SiteOne Landscape Supply, Inc. (a)	58,783	10,063,062
Titan Machinery, Inc. (a)	26,538	823,209
Transcat, Inc. (a)	9,303	948,534
Triton International Ltd.	71,949	6,037,241
United Rentals, Inc.	89,845	42,814,736
Veritiv Corp.	17,703	2,979,946
W.W. Grainger, Inc.	58,382	41,692,921
Watsco, Inc. (b)	43,678	15,922,815
WESCO International, Inc.	58,938	9,539,115
Willis Lease Finance Corp. (a)	3,604	153,639
Xometry, Inc. (a)(b)	39,297	748,608
		287,781,465
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	2,437	10,893
TOTAL INDUSTRIALS		5,660,245,231
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.9%
Actelis Networks, Inc. (a)(b)	299	374
ADTRAN Holdings, Inc. (b)	95,515	816,653
Airspan Networks Holdings, Inc. (a)(b)	29,364	3,982
Applied Optoelectronics, Inc. (a)(b)	38,639	532,059
Arista Networks, Inc. (a)	326,565	63,755,285
Aviat Networks, Inc. (a)	14,663	516,724
BK Technologies Corp.	2,129	22,791
CalAmp Corp. (a)	46,538	28,546
Calix, Inc. (a)	75,392	3,506,482
Cambium Networks Corp. (a)	14,256	131,298
Casa Systems, Inc. (a)(b)	47,285	45,866
Ciena Corp. (a)	194,826	9,737,403
Cisco Systems, Inc.	5,356,948	307,220,968
Clearfield, Inc. (a)(b)	16,635	584,720
ClearOne, Inc. (a)	14,726	12,996
CommScope Holding Co., Inc. (a)	276,107	922,197
COMSovereign Holding Corp. (a)(b)	557	758
Comtech Telecommunications Corp.	37,442	376,292
Digi International, Inc. (a)	46,943	1,566,957
DZS, Inc. (a)(b)	20,188	46,836
EMCORE Corp. (a)	41,966	25,180
Extreme Networks, Inc. (a)	168,440	4,623,678
F5, Inc. (a)	79,003	12,929,631
Franklin Wireless Corp. (a)	7,493	23,790
Genasys, Inc. (a)(b)	46,131	159,613
Harmonic, Inc. (a)	145,810	1,557,251
Infinera Corp. (a)(b)	256,616	1,200,963
Inseego Corp. (a)(b)	104,309	66,288
Juniper Networks, Inc.	420,417	12,242,543
KVH Industries, Inc. (a)	19,934	105,650
Lantronix, Inc. (a)(b)	36,529	142,463
Lumentum Holdings, Inc. (a)	90,553	4,901,634
Motorola Solutions, Inc.	219,303	62,187,752
NETGEAR, Inc. (a)	39,100	515,338
NetScout Systems, Inc. (a)	88,471	2,532,925
Network-1 Security Solutions, Inc.	6,331	13,612
Ondas Holdings, Inc. (a)(b)	44,010	44,010
Optical Cable Corp. (a)	2,399	8,780
PCTEL, Inc.	19,943	82,564
Ribbon Communications, Inc. (a)	129,452	383,178
Ubiquiti, Inc. (b)	5,606	981,218
ViaSat, Inc. (a)	100,786	2,795,804
Viavi Solutions, Inc. (a)	291,641	3,047,648
Vislink Technologies, Inc. (a)(b)	2,107	9,545
		500,410,245
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	27,686	199,062
ADDvantage Technologies Group, Inc. (a)(b)	9,236	3,476
Advanced Energy Industries, Inc.	49,092	5,796,292
Aeva Technologies, Inc. (a)	130,160	122,689
AEye, Inc. Class A (a)(b)	147,277	38,292
Airgain, Inc. (a)	11,534	53,287
Akoustis Technologies, Inc. (a)(b)	99,513	150,265
Alpine 4 Holdings, Inc. (a)(b)	26,522	35,539
Amphenol Corp. Class A	778,738	68,824,864
AmpliTech Group, Inc. (a)(b)	7,997	15,034
Arlo Technologies, Inc. (a)	120,634	1,178,594
Arrow Electronics, Inc. (a)	73,809	9,848,335
Astrotech Corp. (a)(b)	2,460	24,108
Avnet, Inc.	119,573	6,068,330
Badger Meter, Inc. (b)	38,334	6,366,511
Bel Fuse, Inc.:
Class A	346	17,660
Class B (non-vtg.)	15,911	832,145
Belden, Inc.	55,635	5,224,127
Benchmark Electronics, Inc.	46,320	1,192,277
CDW Corp.	176,286	37,222,789
Cemtrex, Inc. (a)(b)	721	3,490
Cepton, Inc. (a)	30,626	16,789
ClearSign Combustion Corp. (a)	30,692	35,296
Climb Global Solutions, Inc.	5,511	237,028
Coda Octopus Group, Inc. (a)(b)	7,010	53,276
Cognex Corp.	225,681	10,625,061
Coherent Corp. (a)	182,877	6,881,662
Corning, Inc.	1,000,914	32,849,997
CPS Technologies Corp. (a)	13,073	35,559
Crane Nxt Co.	62,990	3,739,086
CTS Corp.	41,462	1,851,278
Daktronics, Inc. (a)	53,496	447,227
Data I/O Corp. (a)	7,596	28,485
Digital Ally, Inc. (b)	2,478	8,054
Electro-Sensors, Inc. (a)	1,518	6,209
eMagin Corp. (a)(b)	116,888	233,776
ePlus, Inc. (a)	35,408	2,350,383
Evolv Technologies Holdings, Inc. (a)	95,136	665,001
Fabrinet (a)	47,462	7,630,466
FARO Technologies, Inc. (a)	25,547	405,175
Focus Universal, Inc. (b)	33,549	62,066
Frequency Electronics, Inc.	2,683	17,735
Identiv, Inc. (a)	28,753	237,500
Insight Enterprises, Inc. (a)	37,832	6,056,525
Interlink Electronics, Inc. (a)	6,250	58,500
IPG Photonics Corp. (a)	40,818	4,423,038
Iteris, Inc. (a)	57,414	263,530
Itron, Inc. (a)	59,328	4,058,628
Jabil, Inc.	173,418	19,842,488
KEY Tronic Corp. (a)	12,272	58,783
Keysight Technologies, Inc. (a)	232,959	31,053,435
Kimball Electronics, Inc. (a)	32,560	982,986
Knowles Corp. (a)	121,450	1,946,844
LGL Group, Inc. (a)	3,314	16,570
LGL Group, Inc. warrants 11/16/25 (a)	2,530	405
LightPath Technologies, Inc. Class A (a)	39,271	69,510
Lightwave Logic, Inc. (a)(b)	150,190	947,699
Littelfuse, Inc.	32,500	8,680,100
Luna Innovations, Inc. (a)(b)	45,005	310,084
M-Tron Industries, Inc.	2,054	39,026
Methode Electronics, Inc. Class A	47,260	1,524,135
MicroVision, Inc. (a)(b)	230,634	581,198
Mirion Technologies, Inc. Class A (a)	159,897	1,365,520
Movella Holdings, Inc. (a)(b)	35,701	28,397
Napco Security Technologies, Inc.	38,012	941,937
National Instruments Corp.	171,890	10,244,644
Neonode, Inc. (a)	11,849	21,210
nLIGHT, Inc. (a)	60,626	691,743
Nortech Systems, Inc. (a)	1,329	13,808
Novanta, Inc. (a)	46,837	7,820,842
OSI Systems, Inc. (a)	20,370	2,777,450
Ouster, Inc. (a)(b)	38,056	214,255
Par Technology Corp. (a)(b)	36,150	1,571,802
PC Connection, Inc.	15,180	806,362
Plexus Corp. (a)	36,333	3,689,616
Powerfleet, Inc. (a)	47,015	115,657
Presto Automation, Inc. (a)(b)	17,936	59,727
Red Cat Holdings, Inc. (a)(b)	42,739	41,205
Research Frontiers, Inc. (a)(b)	20,807	31,419
RF Industries Ltd. (a)	8,437	31,723
Richardson Electronics Ltd.	15,221	191,632
Rogers Corp. (a)	24,355	3,519,541
Sanmina Corp. (a)	76,359	4,253,196
ScanSource, Inc. (a)	33,076	1,084,231
Sigmatron International, Inc. (a)(b)	7,407	53,034
Smartrent, Inc. (a)(b)	163,753	556,760
Sobr Safe, Inc. (a)(b)	6,350	8,573
Sono-Tek Corp. (a)(b)	16,035	77,930
TD SYNNEX Corp.	54,410	5,536,218
TE Connectivity Ltd.	412,111	54,559,375
Teledyne Technologies, Inc. (a)	61,538	25,741,345
Trimble, Inc. (a)	323,946	17,749,001
TTM Technologies, Inc. (a)	134,173	1,999,178
Universal Security Instruments, Inc. (a)(b)	1,618	3,851
Vishay Intertechnology, Inc.	166,699	4,574,221
Vishay Precision Group, Inc. (a)	16,898	608,666
Vontier Corp.	203,097	6,379,277
Vuzix Corp. (a)(b)	79,439	317,756
Wrap Technologies, Inc. (a)(b)	33,823	58,852
Zebra Technologies Corp. Class A (a)	67,233	18,489,747
		468,777,460
IT Services - 1.4%
Accenture PLC Class A	826,038	267,446,323
Akamai Technologies, Inc. (a)	199,034	20,916,483
Backblaze, Inc. Class A (a)	23,462	137,487
BigCommerce Holdings, Inc. (a)	80,993	858,526
Brightcove, Inc. (a)	53,707	206,772
Castellum, Inc. (b)	18,720	5,977
Ciso Global, Inc. (a)	59,628	10,256
Cloudflare, Inc. (a)	378,591	24,619,773
Cognizant Technology Solutions Corp. Class A	663,779	47,533,214
Computer Task Group, Inc. (a)	19,759	203,123
Crexendo, Inc.	9,287	18,481
CSP, Inc.	1,445	22,412
Data Storage Corp. (a)(b)	4,633	16,632
DecisionPoint Systems, Inc. (a)(b)	6,647	46,263
Digitalocean Holdings, Inc. (a)(b)	73,151	1,978,735
DXC Technology Co. (a)	297,734	6,175,003
Edgio, Inc. (a)(b)	167,032	144,316
EPAM Systems, Inc. (a)	75,739	19,615,644
Fastly, Inc. Class A (a)	151,073	3,594,027
Gartner, Inc. (a)	103,386	36,152,016
GoDaddy, Inc. (a)	201,679	14,623,744
Grid Dynamics Holdings, Inc. (a)	69,323	806,226
Hackett Group, Inc. (b)	30,833	726,734
IBM Corp.	1,187,762	174,399,094
Information Services Group, Inc.	50,003	260,016
Inpixon (a)(b)	1,962	320
Kyndryl Holdings, Inc. (a)	267,792	4,520,329
MongoDB, Inc. Class A (a)	91,584	34,920,979
Okta, Inc. (a)	202,735	16,930,400
OMNIQ Corp. (a)(b)	3,021	6,344
Perficient, Inc. (a)	46,059	2,938,104
PFSweb, Inc. (a)	20,439	97,494
Rackspace Technology, Inc. (a)(b)	83,728	209,320
Research Solutions, Inc. (a)	20,127	45,084
Snowflake, Inc. (a)	378,290	59,334,787
Squarespace, Inc. Class A (a)	52,604	1,586,011
The Glimpse Group, Inc. (a)(b)	11,157	36,595
Thoughtworks Holding, Inc. (a)	88,910	441,883
Tucows, Inc. (a)(b)	13,230	312,890
Twilio, Inc. Class A (a)	229,213	14,603,160
Unisys Corp. (a)	93,327	376,108
VeriSign, Inc. (a)	118,450	24,612,726
WaveDancer, Inc. (a)(b)	11,457	3,616
WidePoint Corp. (a)(b)	8,205	15,672
		781,509,099
Semiconductors & Semiconductor Equipment - 7.0%
ACM Research, Inc. (a)	54,681	960,198
Advanced Micro Devices, Inc. (a)	2,106,061	222,652,769
AEHR Test Systems (a)(b)	34,048	1,736,788
Allegro MicroSystems LLC (a)	85,691	3,277,681
Alpha & Omega Semiconductor Ltd. (a)	29,184	920,755
Ambarella, Inc. (a)	49,600	3,082,640
Amkor Technology, Inc.	131,805	3,685,268
Amtech Systems, Inc. (a)	13,876	119,056
Analog Devices, Inc.	661,616	120,268,556
Applied Materials, Inc.	1,105,243	168,836,921
Ascent Solar Technologies, Inc. (a)(b)	6,776	386
Atomera, Inc. (a)(b)	32,990	209,816
Axcelis Technologies, Inc. (a)	42,871	8,237,663
AXT, Inc. (a)	50,506	131,316
Broadcom, Inc.	545,286	503,238,997
CEVA, Inc. (a)	31,401	729,131
Cirrus Logic, Inc. (a)	72,298	5,931,328
Cohu, Inc. (a)	62,226	2,326,630
Credo Technology Group Holding Ltd. (a)	120,372	1,981,323
CVD Equipment Corp. (a)	7,868	56,335
Diodes, Inc. (a)	59,817	4,896,021
Enphase Energy, Inc. (a)	179,234	22,678,478
Entegris, Inc.	195,662	19,814,691
Everspin Technologies, Inc. (a)	23,624	245,926
First Solar, Inc. (a)	129,928	24,571,983
FormFactor, Inc. (a)	100,932	3,564,918
GSI Technology, Inc. (a)(b)	22,839	71,029
Ichor Holdings Ltd. (a)	37,974	1,390,988
Impinj, Inc. (a)	28,565	1,901,572
indie Semiconductor, Inc. (a)(b)	114,943	770,118
Intel Corp.	5,455,135	191,693,444
Intest Corp. (a)	13,959	244,562
KLA Corp.	179,421	90,046,017
Kopin Corp. (a)	142,335	207,809
Kulicke & Soffa Industries, Inc. (b)	74,002	3,828,123
Lam Research Corp.	175,682	123,399,037
Lattice Semiconductor Corp. (a)	179,932	17,500,186
MACOM Technology Solutions Holdings, Inc. (a)	67,709	5,725,473
Marvell Technology, Inc.	1,123,503	65,444,050
MaxLinear, Inc. Class A (a)	97,080	2,281,380
Meta Materials, Inc. (a)(b)	537,510	123,735
Microchip Technology, Inc.	716,371	58,627,803
Micron Technology, Inc.	1,431,218	100,099,387
MKS Instruments, Inc.	75,017	7,518,954
Monolithic Power Systems, Inc.	58,910	30,704,481
Navitas Semiconductor Corp. (a)	110,326	974,179
NVE Corp. (b)	6,376	563,957
NVIDIA Corp.	3,234,616	1,596,444,727
NXP Semiconductors NV	339,659	69,874,649
ON Semiconductor Corp. (a)	564,677	55,598,097
Onto Innovation, Inc. (a)	64,004	8,895,276
PDF Solutions, Inc. (a)	39,241	1,426,018
Peraso, Inc. (a)	5,952	1,783
Photronics, Inc. (a)	81,677	1,940,646
Pixelworks, Inc. (a)	62,544	80,682
Power Integrations, Inc.	75,038	6,304,693
Qorvo, Inc. (a)	130,492	14,013,536
Qualcomm, Inc.	1,456,981	166,868,034
QuickLogic Corp. (a)(b)	16,955	142,083
Rambus, Inc. (a)	142,823	8,065,215
Rigetti Computing, Inc. Class A (a)(b)	109,513	197,123
Semtech Corp. (a)	83,531	2,184,336
Silicon Laboratories, Inc. (a)(b)	41,829	5,641,059
SiTime Corp. (a)	21,499	2,852,702
SkyWater Technology, Inc. (a)(b)	14,091	94,410
Skyworks Solutions, Inc.	208,079	22,626,510
SMART Global Holdings, Inc. (a)	63,897	1,650,460
SolarEdge Technologies, Inc. (a)	73,678	11,977,832
Synaptics, Inc. (a)	51,614	4,518,290
Teradyne, Inc.	202,582	21,852,520
Texas Instruments, Inc.	1,187,148	199,512,093
Transphorm, Inc. (a)	26,503	72,353
Trio-Tech International (a)(b)	2,367	16,332
Ultra Clean Holdings, Inc. (a)	58,494	2,056,649
Universal Display Corp.	56,967	9,260,556
Veeco Instruments, Inc. (a)(b)	67,728	1,976,980
WiSA Technologies, Inc. (a)(b)	143	112
Wolfspeed, Inc. (a)(b)	163,328	7,810,345
		4,051,227,959
Software - 10.0%
8x8, Inc. (a)(b)	149,279	485,157
A10 Networks, Inc.	84,743	1,261,823
ACI Worldwide, Inc. (a)	141,728	3,441,156
Adeia, Inc.	140,928	1,417,736
Adobe, Inc. (a)	599,911	335,554,219
Agilysys, Inc. (a)	26,108	1,841,789
Alarm.com Holdings, Inc. (a)	65,276	3,823,215
Alkami Technology, Inc. (a)	49,516	862,569
Altair Engineering, Inc. Class A (a)	69,866	4,644,692
Alteryx, Inc. Class A (a)	81,691	2,411,518
American Software, Inc. Class A	43,720	504,092
Amplitude, Inc. (a)	81,879	956,347
ANSYS, Inc. (a)	113,307	36,130,203
AppFolio, Inc. (a)	24,977	4,814,816
Appian Corp. Class A (a)(b)	54,416	2,650,059
AppLovin Corp. (a)(b)	165,385	7,147,940
Arteris, Inc. (a)	21,069	142,637
Asana, Inc. (a)(b)	102,868	2,210,633
Aspen Technology, Inc. (a)	38,208	7,412,352
Atlassian Corp. PLC (a)	198,635	40,533,458
Auddia, Inc. (a)(b)	3,096	1,062
AudioEye, Inc. (a)(b)	7,611	36,381
Aurora Innovation, Inc. (a)(b)	600,471	1,903,493
Authid, Inc. (a)(b)	2,637	22,441
Autodesk, Inc. (a)	280,030	62,149,858
AvePoint, Inc. (a)	118,936	825,416
Aware, Inc. (a)	9,483	13,940
Bentley Systems, Inc. Class B (b)	261,577	13,055,308
Bill Holdings, Inc. (a)	125,153	14,430,141
Bio-Key International, Inc. (a)	11,210	5,717
Black Knight, Inc. (a)	204,905	15,523,603
Blackbaud, Inc. (a)	59,252	4,509,670
Blackboxstocks, Inc. (a)(b)	2,785	7,575
BlackLine, Inc. (a)	71,843	4,314,891
Blend Labs, Inc. (a)(b)	238,978	277,214
Box, Inc. Class A (a)	188,571	4,993,360
Braze, Inc. (a)	50,129	2,318,968
Bridgeline Digital, Inc. (a)	6,040	5,436
BSQUARE Corp. (a)	21,884	26,480
BTCS, Inc. (a)(b)	7,098	7,453
BTCS, Inc. Series V (c)	7,098	0
C3.ai, Inc. (a)(b)	113,564	3,522,755
Cadence Design Systems, Inc. (a)	356,585	85,737,297
CCC Intelligent Solutions Holdings, Inc. Class A (a)	143,937	1,540,126
Cerence, Inc. (a)	52,798	1,378,028
Cipher Mining, Inc. (a)(b)	52,395	167,140
Cleanspark, Inc. (a)(b)	148,271	730,976
Clear Secure, Inc. (b)	107,426	2,335,441
Clearwater Analytics Holdings, Inc. (a)(b)	106,068	1,925,134
CommVault Systems, Inc. (a)	57,552	3,931,377
Confluent, Inc. (a)	245,384	8,119,757
Consensus Cloud Solutions, Inc. (a)	22,925	731,995
CoreCard Corp. (a)(b)	8,214	174,465
Couchbase, Inc. (a)(b)	33,296	569,362
Crowdstrike Holdings, Inc. (a)	293,087	47,781,974
CS Disco, Inc. (a)	22,738	216,011
CXApp, Inc.:
Class A (a)(b)	2,203	8,746
Class C	677	2,553
Cyngn, Inc. (a)(b)	14,667	8,434
D-Wave Quantum, Inc. (b)	70,640	81,942
Datadog, Inc. Class A (a)	329,304	31,771,250
DatChat, Inc. (a)	7,676	3,554
Dave, Inc. (a)(b)	5,885	45,315
Digimarc Corp. (a)(b)	18,323	599,895
Digital Turbine, Inc. (a)	117,748	1,049,135
DocuSign, Inc. (a)	264,374	13,298,012
Dolby Laboratories, Inc. Class A	77,720	6,565,008
Domo, Inc. Class B (a)	41,526	442,667
DoubleVerify Holdings, Inc. (a)	133,467	4,512,519
Dropbox, Inc. Class A (a)	355,055	9,866,978
Duos Technologies Group, Inc. (a)(b)	6,756	36,077
Dynatrace, Inc. (a)	283,359	13,657,904
E2open Parent Holdings, Inc. (a)(b)	225,046	1,086,972
Ebix, Inc. (b)	30,721	513,041
eGain Communications Corp. (a)	27,575	183,650
Elastic NV (a)	102,070	6,316,092
Enfusion, Inc. Class A (a)	24,683	210,793
EngageSmart, Inc. (a)	40,296	713,642
Envestnet, Inc. (a)(b)	71,129	3,885,777
Everbridge, Inc. (a)	53,174	1,319,247
EverCommerce, Inc. (a)	37,533	396,724
Expensify, Inc. (a)	59,372	254,706
Fair Isaac Corp. (a)	32,665	29,548,432
Five9, Inc. (a)	93,391	6,758,707
Fortinet, Inc. (a)	852,201	51,311,022
Foxo Technologies, Inc. Class A (a)(b)	17,338	2,537
Freshworks, Inc. (a)	219,522	4,800,946
Gen Digital, Inc.	744,106	15,068,147
GitLab, Inc. (a)	86,619	4,103,142
Greenidge Generation Holdings, Inc. (a)(b)	4,929	22,969
GSE Systems, Inc. (a)	29,471	10,403
Guidewire Software, Inc. (a)	106,561	9,210,067
HashiCorp, Inc. (a)	125,223	3,651,503
HubSpot, Inc. (a)	64,902	35,470,241
Informatica, Inc. (a)(b)	51,974	1,088,855
Instructure Holdings, Inc. (a)(b)	23,751	615,388
Intapp, Inc. (a)	29,941	1,096,140
Intellicheck, Inc. (a)	18,177	47,260
Intellinetics, Inc. (a)(b)	761	2,808
InterDigital, Inc. (b)	35,117	3,044,995
Intrusion, Inc. (a)(b)	14,549	11,785
Intuit, Inc.	366,912	198,796,591
Inuvo, Inc. (a)(b)	93,057	22,148
Issuer Direct Corp. (a)	3,440	73,272
Jamf Holding Corp. (a)	60,676	1,022,997
Kaltura, Inc. (a)	90,163	170,408
LivePerson, Inc. (a)	91,086	382,561
Liveramp Holdings, Inc. (a)	84,610	2,736,287
Livevox Holdings, Inc. (a)	22,211	71,519
Manhattan Associates, Inc. (a)	81,069	16,426,201
Marathon Digital Holdings, Inc. (a)(b)	218,341	2,744,546
MariaDB PLC	8,249	4,802
Marin Software, Inc. (a)(b)	15,416	7,091
Matterport, Inc. (a)(b)	309,581	829,677
MeridianLink, Inc. (a)(b)	27,448	486,104
Microsoft Corp.	9,725,007	3,187,468,294
MicroStrategy, Inc. Class A (a)(b)	14,364	5,135,561
Mitek Systems, Inc. (a)	59,626	666,022
Model N, Inc. (a)	45,181	1,219,887
N-able, Inc. (a)	88,412	1,182,068
nCino, Inc. (a)(b)	101,241	3,327,792
NCR Corp. (a)	183,364	5,640,277
Near Intelligence, Inc. (a)(b)	16,486	6,283
NetSol Technologies, Inc. (a)	4,917	10,817
New Relic, Inc. (a)	76,890	6,544,108
Nextnav, Inc. (a)(b)	29,441	127,185
Nutanix, Inc. Class A (a)	300,871	9,357,088
Oblong, Inc. (a)(b)	971	690
Olo, Inc. (a)	138,876	895,750
ON24, Inc.	56,392	386,849
Onespan, Inc. (a)	46,712	572,222
Oracle Corp.	2,012,608	242,297,877
Pagerduty, Inc. (a)	109,684	2,825,460
Palantir Technologies, Inc. (a)	2,343,040	35,098,739
Palo Alto Networks, Inc. (a)	395,745	96,284,759
Park City Group, Inc. (b)	14,719	132,618
Pegasystems, Inc.	54,207	2,691,920
Phunware, Inc. (a)(b)	126,859	35,457
Porch Group, Inc. Class A (a)(b)	103,975	87,859
PowerSchool Holdings, Inc. (a)(b)	53,433	1,181,938
Procore Technologies, Inc. (a)(b)	91,787	6,200,212
Progress Software Corp.	56,616	3,444,517
PROS Holdings, Inc. (a)(b)	54,107	1,940,277
PTC, Inc. (a)	139,283	20,498,279
Q2 Holdings, Inc. (a)	76,190	2,621,698
Qualys, Inc. (a)	43,886	6,830,856
Quantum Computing, Inc. (a)(b)	65,167	76,897
Rapid7, Inc. (a)	79,343	3,998,094
Red Violet, Inc. (a)(b)	15,527	319,235
Rekor Systems, Inc. (a)(b)	71,555	264,754
Remark Holdings, Inc. (a)(b)	9,595	5,680
Rimini Street, Inc. (a)	69,278	167,653
RingCentral, Inc. (a)	102,759	3,178,336
Riot Platforms, Inc. (a)(b)	228,519	2,593,691
Roper Technologies, Inc.	139,415	69,576,450
Rubicon Technologies, Inc. Class A (a)(b)	70,424	35,135
Salesforce, Inc. (a)	1,280,429	283,563,806
Samsara, Inc. (a)	161,385	4,415,494
SecureWorks Corp. (a)	14,155	97,670
Semrush Holdings, Inc. (a)	47,556	449,404
SentinelOne, Inc. (a)	307,171	5,108,254
ServiceNow, Inc. (a)	266,451	156,894,342
Sigma Additive Solutions, Inc. (a)(b)	8,545	1,947
SilverSun Technologies, Inc. (A Shares)	1,276	4,670
Smartsheet, Inc. (a)	173,694	7,248,251
Smith Micro Software, Inc. (a)(b)	82,006	140,230
SolarWinds, Inc. (a)	65,138	693,720
Soluna Holdings, Inc. (a)(b)	9,112	2,250
SoundHound AI, Inc. (a)(b)	169,834	427,982
SoundThinking, Inc. (a)	11,811	253,464
Splunk, Inc. (a)	199,098	24,142,623
Sprinklr, Inc. (a)	104,961	1,588,060
Sprout Social, Inc. (a)	63,203	3,383,889
SPS Commerce, Inc. (a)	47,769	8,891,244
Stronghold Digital Mining, Inc. Class A (a)(b)	7,890	44,263
Synchronoss Technologies, Inc. (a)	93,028	93,028
Synopsys, Inc. (a)	199,171	91,397,580
Telos Corp. (a)	78,041	203,687
Tenable Holdings, Inc. (a)	150,093	6,809,719
Teradata Corp. (a)	132,490	6,130,312
TeraWulf, Inc. (a)(b)	148,109	309,548
TeraWulf, Inc. rights (a)(c)	734	0
Tyler Technologies, Inc. (a)	54,824	21,843,526
UiPath, Inc. Class A (a)	470,500	7,438,605
Unity Software, Inc. (a)(b)	291,958	10,822,883
Upland Software, Inc. (a)	37,051	131,531
Varonis Systems, Inc. (a)	143,445	4,580,199
Verb Technology Co., Inc. (a)(b)	2,015	1,440
Verint Systems, Inc. (a)	84,044	2,722,185
Veritone, Inc. (a)(b)	45,253	138,927
Vertex, Inc. Class A (a)	50,838	1,138,263
Viant Technology, Inc. (a)	18,306	114,779
VirnetX Holding Corp. (a)(b)	76,905	24,763
VMware, Inc. Class A (a)	274,543	46,337,368
Weave Communications, Inc. (a)	38,165	389,665
Workday, Inc. Class A (a)	269,090	65,792,505
Workiva, Inc. (a)	60,822	6,802,941
Xperi, Inc.	57,321	676,388
Yext, Inc. (a)	137,766	1,206,830
ZeroFox Holdings, Inc. (a)(b)	38,678	40,225
Zeta Global Holdings Corp. (a)	170,858	1,389,076
Zoom Video Communications, Inc. Class A (a)	288,466	20,489,740
Zscaler, Inc. (a)	111,938	17,467,925
Zuora, Inc. (a)	164,707	1,500,481
		5,766,281,806
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	19,337,539	3,632,943,396
Astro-Med, Inc. (a)	6,345	93,906
Avid Technology, Inc. (a)	43,704	1,165,149
Boxlight Corp. (a)(b)	7,876	18,351
CompoSecure, Inc. (a)(b)	11,076	69,557
Corsair Gaming, Inc. (a)	53,672	843,724
CPI Card Group (a)	6,283	129,870
Dell Technologies, Inc.	334,528	18,813,855
Eastman Kodak Co. (a)(b)	98,399	439,844
Hewlett Packard Enterprise Co.	1,694,306	28,786,259
HP, Inc.	1,133,521	33,676,909
Immersion Corp.	44,410	311,758
Intevac, Inc. (a)	36,514	126,704
IonQ, Inc. (a)(b)	199,368	3,427,136
Movano, Inc. (a)	39,653	46,791
NetApp, Inc.	279,548	21,441,332
One Stop Systems, Inc. (a)	19,220	38,248
Pure Storage, Inc. Class A (a)	377,593	13,816,128
Quantum Corp. (a)(b)	131,112	81,289
Seagate Technology Holdings PLC	251,717	17,819,046
Socket Mobile, Inc. (a)	6,713	8,391
Sonim Technologies, Inc. (a)	29,184	19,670
Super Micro Computer, Inc. (a)	60,130	16,540,560
Transact Technologies, Inc. (a)	10,404	74,389
Turtle Beach Corp. (a)	25,299	275,000
Western Digital Corp. (a)	418,170	18,817,650
Xerox Holdings Corp.	148,582	2,360,968
		3,812,185,880
TOTAL INFORMATION TECHNOLOGY		15,380,392,449
MATERIALS - 2.7%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	34,289	64,463
AdvanSix, Inc. (b)	36,065	1,193,030
Air Products & Chemicals, Inc.	290,536	85,850,483
Albemarle Corp.	153,437	30,489,466
Alto Ingredients, Inc. (a)	91,921	331,835
American Vanguard Corp.	37,130	513,137
Ashland, Inc.	63,486	5,499,792
Aspen Aerogels, Inc. (a)	75,741	461,263
Avient Corp.	111,765	4,482,894
Axalta Coating Systems Ltd. (a)	288,852	8,174,512
Balchem Corp.	42,215	5,931,208
Cabot Corp.	73,404	5,318,854
Celanese Corp. Class A	130,688	16,513,736
CF Industries Holdings, Inc.	254,919	19,646,607
Chase Corp.	9,891	1,251,212
Core Molding Technologies, Inc. (a)	9,610	260,527
Corteva, Inc.	929,929	46,970,714
Crown ElectroKinetics Corp. (a)(b)	180	221
Danimer Scientific, Inc. (a)(b)	113,683	221,682
Dow, Inc.	924,951	50,465,327
DuPont de Nemours, Inc.	600,142	46,144,918
Eastman Chemical Co.	155,650	13,231,807
Ecolab, Inc.	323,918	59,539,368
Ecovyst, Inc. (a)	92,649	948,726
Element Solutions, Inc.	293,385	6,049,599
Flotek Industries, Inc. (a)(b)	78,612	69,100
FMC Corp.	163,488	14,097,570
FutureFuel Corp.	34,535	244,508
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,430,888	3,348,278
H.B. Fuller Co.	70,324	5,100,600
Hawkins, Inc. (b)	25,010	1,555,372
Huntsman Corp.	222,382	6,197,786
Ingevity Corp. (a)	44,569	2,401,823
Innospec, Inc.	32,615	3,503,503
International Flavors & Fragrances, Inc.	333,586	23,501,134
Intrepid Potash, Inc. (a)	12,710	341,009
Koppers Holdings, Inc.	27,199	1,041,450
Kronos Worldwide, Inc. (b)	31,375	263,550
Linde PLC	640,356	247,843,386
Livent Corp. (a)(b)	235,851	5,063,721
Loop Industries, Inc. (a)(b)	27,476	77,208
LSB Industries, Inc. (a)	62,413	631,620
LyondellBasell Industries NV Class A	331,746	32,766,552
Mativ, Inc.	72,680	1,191,952
Minerals Technologies, Inc.	42,533	2,598,766
NewMarket Corp.	8,697	4,084,459
Northern Technologies International Corp.	8,162	105,290
Olin Corp.	157,058	9,112,505
Origin Materials, Inc. Class A (a)(b)	163,297	223,717
Orion SA	72,225	1,633,730
Perimeter Solutions SA (a)(b)	194,183	1,147,622
PPG Industries, Inc.	307,739	43,625,081
PureCycle Technologies, Inc. (a)(b)	176,223	1,573,671
Quaker Houghton (b)	17,853	3,168,550
Rayonier Advanced Materials, Inc. (a)	83,903	296,178
RPM International, Inc.	168,598	16,815,965
Sensient Technologies Corp.	55,403	3,413,379
Sherwin-Williams Co.	306,865	83,381,358
Stepan Co.	27,781	2,424,448
The Chemours Co. LLC	194,808	6,627,368
The Mosaic Co.	434,270	16,871,390
The Scotts Miracle-Gro Co. Class A (b)	53,545	3,033,860
Trinseo PLC	46,775	492,541
Tronox Holdings PLC	151,526	2,066,815
Valhi, Inc. (b)	2,795	37,006
Westlake Corp.	45,155	5,914,402
		967,443,604
Construction Materials - 0.2%
Eagle Materials, Inc.	47,010	8,899,933
Knife River Holding Co.	66,904	3,442,880
Martin Marietta Materials, Inc.	80,986	36,152,960
Smith-Midland Corp. (a)	5,657	108,784
Summit Materials, Inc.	155,202	5,806,107
United States Lime & Minerals, Inc.	2,786	603,392
Vulcan Materials Co.	173,945	37,963,496
		92,977,552
Containers & Packaging - 0.3%
Amcor PLC	1,925,868	18,757,954
Aptargroup, Inc.	85,677	11,357,343
Avery Dennison Corp.	105,513	19,876,539
Ball Corp. (b)	411,248	22,392,454
Berry Global Group, Inc.	155,514	10,161,285
Crown Holdings, Inc.	156,828	14,531,682
Eightco Holdings, Inc. (a)(b)	370	238
Graphic Packaging Holding Co.	400,992	8,918,062
Greif, Inc.:
Class A	35,461	2,574,114
Class B	6,226	464,024
International Paper Co.	453,567	15,838,560
Myers Industries, Inc.	49,045	922,536
O-I Glass, Inc. (a)	204,089	4,053,208
Packaging Corp. of America	117,527	17,523,276
Pactiv Evergreen, Inc.	54,161	445,203
Ranpak Holdings Corp. (A Shares) (a)	49,879	315,734
Sealed Air Corp.	188,331	6,979,547
Silgan Holdings, Inc.	110,264	4,976,214
Sonoco Products Co.	128,106	7,359,690
TriMas Corp.	54,883	1,437,935
WestRock Co.	334,468	10,940,448
		179,826,046
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	38,121	97,590
Alcoa Corp.	234,244	7,046,060
Alpha Metallurgical Resources	17,200	3,488,848
Ampco-Pittsburgh Corp. (a)	17,103	55,072
Arch Resources, Inc. (b)	24,381	3,184,159
Ascent Industries Co. (a)	12,647	112,938
ATI, Inc. (a)(b)	167,884	7,610,182
Carpenter Technology Corp.	63,352	3,967,736
Century Aluminum Co. (a)	67,405	501,493
Cleveland-Cliffs, Inc. (a)	672,989	10,290,002
Coeur d'Alene Mines Corp. (a)	437,352	1,054,018
Commercial Metals Co.	153,048	8,615,072
Compass Minerals International, Inc. (b)	44,666	1,346,680
Contango ORE, Inc. (a)	4,770	86,957
Dakota Gold Corp. (a)	72,895	209,938
Freeport-McMoRan, Inc.	1,874,165	74,797,925
Friedman Industries	9,957	138,601
Gatos Silver, Inc. (a)	62,282	284,629
Gold Resource Corp.	108,759	52,270
Golden Minerals Co. (a)(b)	5,197	4,262
Haynes International, Inc.	16,873	823,571
Hecla Mining Co.	759,199	3,332,884
Hycroft Mining Holding Corp. (a)(b)	191,632	67,071
Idaho Strategic Resources, Inc. (a)	9,721	52,785
Kaiser Aluminum Corp. (b)	20,975	1,592,422
Materion Corp.	26,959	2,932,870
McEwen Mining, Inc. (a)(b)	52,035	420,963
MP Materials Corp. (a)(b)	120,532	2,523,940
Newmont Corp.	1,039,338	40,970,704
Nucor Corp.	328,489	56,532,957
Olympic Steel, Inc.	12,621	675,476
Paramount Gold Nevada Corp. (a)	2,346	795
Piedmont Lithium, Inc. (a)(b)	21,616	967,532
Ramaco Resources, Inc. (b)	32,557	255,247
Ramaco Resources, Inc. Class B (b)	6,304	68,335
Reliance Steel & Aluminum Co.	76,876	21,906,585
Royal Gold, Inc.	85,885	9,626,850
Ryerson Holding Corp.	26,023	810,356
Schnitzer Steel Industries, Inc. Class A	33,784	1,121,629
Solitario Exploration & Royalty Corp. (a)(b)	76,068	44,880
Steel Dynamics, Inc.	209,913	22,374,627
SunCoke Energy, Inc.	111,267	1,034,783
TimkenSteel Corp. (a)	51,427	1,126,766
Tredegar Corp.	34,724	174,662
U.S. Gold Corp. (a)	9,409	36,131
U.S. GoldMining, Inc. (b)	2,532	25,269
United States Antimony Corp. (a)(b)	92,991	39,986
United States Steel Corp. (b)	295,507	9,187,313
Universal Stainless & Alloy Products, Inc. (a)	11,171	152,261
Warrior Metropolitan Coal, Inc.	68,411	2,706,339
Worthington Industries, Inc.	39,663	2,985,434
		307,515,855
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	22,414	858,232
Glatfelter Corp.	58,408	116,816
Louisiana-Pacific Corp.	93,991	5,872,558
Mercer International, Inc. (SBI) (b)	54,273	493,342
Sylvamo Corp.	42,245	1,764,574
		9,105,522
TOTAL MATERIALS		1,556,868,579
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Acadia Realty Trust (SBI)	127,442	1,897,611
Agree Realty Corp.	122,400	7,566,768
Alexander & Baldwin, Inc.	96,346	1,735,191
Alexanders, Inc.	2,840	544,570
Alexandria Real Estate Equities, Inc.	206,091	23,976,627
Alpine Income Property Trust, Inc.	20,474	356,043
American Assets Trust, Inc.	70,046	1,499,685
American Homes 4 Rent Class A	411,532	14,831,613
American Tower Corp.	609,602	110,533,035
Americold Realty Trust	353,818	11,905,976
Apartment Income (REIT) Corp.	196,085	6,678,655
Apartment Investment & Management Co. Class A	193,054	1,469,141
Apple Hospitality (REIT), Inc.	280,001	4,205,615
Armada Hoffler Properties, Inc.	91,790	1,045,488
Ashford Hospitality Trust, Inc. (a)	43,510	129,225
AvalonBay Communities, Inc.	185,986	34,187,947
Bluerock Homes Trust, Inc. (b)	4,880	67,881
Boston Properties, Inc.	186,722	12,467,428
Braemar Hotels & Resorts, Inc. (b)	72,931	198,372
Brandywine Realty Trust (SBI)	233,321	1,166,605
Brixmor Property Group, Inc.	394,182	8,664,120
Broadstone Net Lease, Inc.	246,443	3,984,983
BRT Apartments Corp.	15,542	289,858
Camden Property Trust (SBI)	139,947	15,061,096
CareTrust (REIT), Inc.	131,201	2,643,700
CBL & Associates Properties, Inc. (b)	33,583	718,340
Centerspace	20,010	1,295,447
Chatham Lodging Trust	66,294	648,355
City Office REIT, Inc.	58,095	292,799
Clipper Realty, Inc.	16,134	99,224
Community Healthcare Trust, Inc.	32,675	1,084,483
CorEnergy Infrastructure Trust, Inc.	18,594	16,549
Corporate Office Properties Trust (SBI)	148,324	3,838,625
Cousins Properties, Inc.	199,187	4,680,895
Creative Media & Community Trust Corp.	21,532	93,664
Crown Castle International Corp.	567,373	57,020,987
CTO Realty Growth, Inc. (b)	28,655	504,901
CubeSmart	294,258	12,273,501
DiamondRock Hospitality Co.	274,869	2,215,444
Digital Realty Trust, Inc.	381,062	50,193,487
Diversified Healthcare Trust (SBI)	315,835	857,492
Douglas Emmett, Inc.	223,066	3,049,312
Easterly Government Properties, Inc.	124,401	1,663,241
EastGroup Properties, Inc.	58,205	10,455,364
Elme Communities (SBI)	116,508	1,791,893
Empire State Realty Trust, Inc.	172,001	1,501,569
EPR Properties	98,816	4,424,980
Equinix, Inc.	122,331	95,586,997
Equity Commonwealth	143,833	2,737,142
Equity Lifestyle Properties, Inc.	229,021	15,335,246
Equity Residential (SBI)	446,877	28,971,036
Essential Properties Realty Trust, Inc.	196,108	4,710,514
Essex Property Trust, Inc.	84,012	20,027,621
Extra Space Storage, Inc.	276,287	35,552,611
Farmland Partners, Inc.	63,719	707,281
Federal Realty Investment Trust (SBI)	96,131	9,415,070
First Industrial Realty Trust, Inc.	173,455	9,009,253
Four Corners Property Trust, Inc.	115,089	2,895,639
Franklin Street Properties Corp.	117,871	226,312
Gaming & Leisure Properties	344,588	16,333,471
Generation Income Properties, Inc. (b)	2,251	8,374
Getty Realty Corp. (b)	59,582	1,788,652
Gladstone Commercial Corp.	52,992	696,845
Gladstone Land Corp.	44,760	704,075
Global Medical REIT, Inc.	84,703	819,925
Global Net Lease, Inc.	138,960	1,577,196
Global Self Storage, Inc.	14,409	71,469
Healthcare Trust of America, Inc.	499,217	8,746,282
Healthpeak Properties, Inc.	716,868	14,753,143
Hersha Hospitality Trust	44,403	436,037
Highwoods Properties, Inc. (SBI)	138,968	3,311,607
Host Hotels & Resorts, Inc.	930,255	14,688,726
Hudson Pacific Properties, Inc.	170,927	1,164,013
Independence Realty Trust, Inc.	294,895	4,963,083
Industrial Logistics Properties Trust	85,535	336,153
InnSuites Hospitality Trust	2,044	3,107
InvenTrust Properties Corp.	89,216	2,133,155
Invitation Homes, Inc.	761,524	25,960,353
Iron Mountain, Inc.	381,502	24,240,637
JBG SMITH Properties	127,601	2,000,784
Kilroy Realty Corp.	138,145	5,104,458
Kimco Realty Corp.	811,954	15,378,409
Kite Realty Group Trust	287,735	6,494,179
Lamar Advertising Co. Class A	114,567	10,450,802
LTC Properties, Inc.	55,098	1,810,520
LXP Industrial Trust (REIT)	384,072	3,771,587
Medalist Diversified (REIT), Inc.	1,041	5,465
Medical Properties Trust, Inc. (b)	786,345	5,677,411
Mid-America Apartment Communities, Inc.	152,998	22,219,900
Modiv Industrial, Inc. (b)	8,657	108,213
National Health Investors, Inc.	57,217	2,925,505
National Storage Affiliates Trust	107,880	3,624,768
Necessity Retail (REIT), Inc./The	180,826	1,356,195
NETSTREIT Corp.	81,092	1,372,888
NexPoint Diversified Real Estate Trust	45,252	428,084
NexPoint Residential Trust, Inc.	30,247	1,135,775
NNN (REIT), Inc.	239,137	9,419,606
Office Properties Income Trust	66,634	493,092
Omega Healthcare Investors, Inc.	307,101	9,771,954
One Liberty Properties, Inc.	21,458	421,650
Orion Office (REIT), Inc.	72,272	421,346
Outfront Media, Inc.	191,953	2,178,667
Paramount Group, Inc.	220,517	1,133,457
Park Hotels & Resorts, Inc.	284,207	3,646,376
Peakstone Realty Trust (b)	46,859	920,779
Pebblebrook Hotel Trust	160,697	2,325,286
Phillips Edison & Co., Inc. (b)	153,789	5,207,296
Physicians Realty Trust (b)	313,968	4,367,295
Piedmont Office Realty Trust, Inc. Class A	166,653	1,144,906
Plymouth Industrial REIT, Inc.	51,652	1,183,347
Postal Realty Trust, Inc.	30,013	433,088
Potlatch Corp.	104,891	4,957,149
Presidio Property Trust, Inc.:
Class A (b)	13,120	10,758
Class A warrants 1/24/27 (a)	5,422	164
Prologis (REIT), Inc.	1,208,101	150,046,144
Public Storage	207,045	57,223,097
Rayonier, Inc.	194,823	5,825,208
Realty Income Corp.	881,778	49,414,839
Regency Centers Corp.	215,376	13,396,387
Retail Opportunity Investments Corp.	166,250	2,237,725
Rexford Industrial Realty, Inc.	263,182	14,072,342
RLJ Lodging Trust	208,214	2,080,058
RPT Realty	113,721	1,289,596
Ryman Hospitality Properties, Inc.	77,263	6,569,673
Sabra Health Care REIT, Inc.	304,480	3,815,134
Safehold, Inc. (b)	53,110	1,130,181
Saul Centers, Inc.	17,455	655,610
SBA Communications Corp. Class A	141,694	31,814,554
Service Properties Trust	216,989	1,792,329
Simon Property Group, Inc.	427,768	48,547,390
SITE Centers Corp.	238,759	3,187,433
SL Green Realty Corp. (b)	84,238	3,307,184
Sotherly Hotels, Inc. (a)	18,032	34,802
Spirit Realty Capital, Inc.	186,068	7,184,085
Stag Industrial, Inc.	235,007	8,584,806
Star Holdings	16,672	227,073
Summit Hotel Properties, Inc.	139,996	813,377
Sun Communities, Inc.	162,881	19,939,892
Sunstone Hotel Investors, Inc.	270,899	2,432,673
Tanger Factory Outlet Centers, Inc.	137,671	3,200,851
Terreno Realty Corp.	97,343	5,927,215
The Macerich Co.	282,296	3,300,040
UDR, Inc.	405,509	16,179,809
UMH Properties, Inc.	76,407	1,142,285
Uniti Group, Inc.	313,833	1,685,283
Universal Health Realty Income Trust (SBI)	17,512	816,585
Urban Edge Properties	153,681	2,514,221
Ventas, Inc.	523,386	22,861,500
Veris Residential, Inc.	104,827	1,950,830
VICI Properties, Inc.	1,315,763	40,578,131
Vornado Realty Trust	211,688	5,084,746
Welltower, Inc.	650,230	53,891,062
Weyerhaeuser Co.	958,292	31,384,063
Wheeler REIT, Inc. (a)(b)	795	3,108
Whitestone REIT Class B	63,238	632,380
WP Carey, Inc.	280,546	18,249,517
Xenia Hotels & Resorts, Inc.	143,531	1,693,666
		1,552,356,853
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	3,481	4,769
Altisource Asset Management Corp. (a)(b)	857	7,233
Altisource Portfolio Solutions SA (a)(b)	20,433	83,162
American Realty Investments, Inc. (a)	2,351	46,902
American Strategic Investment Co. (a)(b)	2,266	14,875
Amrep Corp. (a)(b)	3,605	61,123
Anywhere Real Estate, Inc. (a)	146,600	961,696
Appreciate Holdings, Inc. (a)	29,405	8,522
Avalon GloboCare Corp. (a)(b)	3,909	3,909
CBRE Group, Inc. (a)	406,251	34,551,648
Compass, Inc. (a)	352,164	1,267,790
Comstock Holding Companies, Inc. (a)	441	1,857
CoStar Group, Inc. (a)	534,189	43,798,156
Cushman & Wakefield PLC (a)	214,214	1,968,627
Digitalbridge Group, Inc.	191,113	3,329,188
Doma Holdings, Inc. Class A (a)(b)	7,361	46,816
Douglas Elliman, Inc.	96,812	242,998
eXp World Holdings, Inc. (b)	97,507	1,874,085
Fathom Holdings, Inc. (a)	10,850	66,945
Forestar Group, Inc. (a)	23,951	682,843
FRP Holdings, Inc. (a)	8,500	484,245
Howard Hughes Holdings, Inc.	45,021	3,540,902
InterGroup Corp. (a)	287	9,853
Jones Lang LaSalle, Inc. (a)	62,359	10,775,635
Kennedy-Wilson Holdings, Inc.	155,756	2,487,423
LuxUrban Hotels, Inc.	9,719	28,088
Marcus & Millichap, Inc.	32,170	1,071,261
Maui Land & Pineapple, Inc. (a)	9,457	130,317
New Concept Energy, Inc. (a)(b)	3,775	4,285
Newmark Group, Inc.	164,901	1,169,148
Offerpad Solutions, Inc. (a)(b)	21,038	274,336
Opendoor Technologies, Inc. (a)(b)	677,704	2,643,046
Rafael Holdings, Inc. (a)	16,079	35,213
RE/MAX Holdings, Inc.	26,637	431,519
Redfin Corp. (a)(b)	144,771	1,378,220
Seritage Growth Properties (a)(b)	52,578	396,964
Stratus Properties, Inc.	8,712	240,713
Tejon Ranch Co. (a)	32,803	547,154
The RMR Group, Inc.	19,735	498,901
The St. Joe Co.	44,650	2,756,691
Transcontinental Realty Investors, Inc. (a)	1,825	62,652
Trinity Place Holdings, Inc. (a)(b)	24,361	9,233
WeWork, Inc. (a)(b)	882,070	104,084
Zillow Group, Inc.:
Class A (a)	72,987	3,716,498
Class C (a)(b)	211,128	11,012,436
		132,831,961
TOTAL REAL ESTATE		1,685,188,814
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	75,100	4,122,990
Alliant Energy Corp.	328,645	16,488,120
American Electric Power Co., Inc.	672,914	52,756,458
Avangrid, Inc. (b)	92,093	3,177,209
Constellation Energy Corp.	424,218	44,186,547
Duke Energy Corp.	1,008,264	89,533,843
Edison International	501,018	34,495,089
Entergy Corp.	276,306	26,318,147
Evergy, Inc.	300,430	16,514,637
Eversource Energy	456,197	29,114,493
Exelon Corp.	1,300,091	52,159,651
FirstEnergy Corp.	711,691	25,670,694
Genie Energy Ltd. Class B	27,704	424,148
Hawaiian Electric Industries, Inc.	143,343	2,009,669
IDACORP, Inc.	66,286	6,352,850
MGE Energy, Inc.	47,611	3,448,465
NextEra Energy, Inc.	2,646,334	176,775,111
NRG Energy, Inc.	300,791	11,294,702
OGE Energy Corp.	262,253	8,929,715
Otter Tail Corp. (b)	54,568	4,494,766
PG&E Corp. (a)	2,113,129	34,444,003
Pinnacle West Capital Corp.	147,865	11,425,529
PNM Resources, Inc.	112,685	4,993,072
Portland General Electric Co.	125,991	5,525,965
PPL Corp.	962,844	23,994,072
Southern Co.	1,426,289	96,602,554
Via Renewables, Inc. Class A,	3,352	29,464
Xcel Energy, Inc.	719,077	41,080,869
		826,362,832
Gas Utilities - 0.1%
Atmos Energy Corp.	188,979	21,912,115
Chesapeake Utilities Corp.	23,298	2,565,110
National Fuel Gas Co.	120,086	6,453,422
New Jersey Resources Corp.	127,070	5,358,542
Northwest Natural Holding Co.	47,454	1,863,993
ONE Gas, Inc. (b)	72,396	5,246,538
RGC Resources, Inc.	11,039	199,585
Southwest Gas Holdings, Inc.	85,831	5,315,514
Spire, Inc. (b)	68,822	4,019,893
UGI Corp.	275,280	6,931,550
		59,866,262
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	49,720	321,191
Clearway Energy, Inc.:
Class A	65,070	1,525,241
Class C	90,942	2,252,633
Montauk Renewables, Inc. (a)(b)	84,227	804,368
Ormat Technologies, Inc. (b)	68,629	5,211,686
Spruce Power Holding Corp. (Class A) (a)(b)	151,033	119,467
Sunnova Energy International, Inc. (a)(b)	130,551	1,815,964
The AES Corp.	874,290	15,676,020
Vistra Corp.	458,305	14,399,943
		42,126,513
Multi-Utilities - 0.6%
Ameren Corp.	343,571	27,234,873
Avista Corp.	99,239	3,303,666
Black Hills Corp.	87,098	4,790,390
CenterPoint Energy, Inc.	824,789	23,003,365
CMS Energy Corp.	381,318	21,426,258
Consolidated Edison, Inc.	453,338	40,328,948
Dominion Energy, Inc.	1,093,757	53,090,965
DTE Energy Co.	269,421	27,852,743
NiSource, Inc.	539,563	14,438,706
NorthWestern Energy Corp.	78,504	3,956,602
Public Service Enterprise Group, Inc.	652,353	39,845,721
Sempra	823,425	57,820,904
Unitil Corp.	21,518	1,050,509
WEC Energy Group, Inc.	412,840	34,728,101
		352,871,751
Water Utilities - 0.1%
American States Water Co.	48,575	4,090,501
American Water Works Co., Inc.	254,234	35,272,425
Artesian Resources Corp. Class A	10,212	471,386
Cadiz, Inc. (a)(b)	60,378	242,116
California Water Service Group	73,620	3,699,405
Consolidated Water Co., Inc.	20,406	543,616
Essential Utilities, Inc.	314,947	11,621,544
Global Water Resources, Inc.	15,820	176,393
Middlesex Water Co.	23,332	1,755,966
Pure Cycle Corp. (a)	24,364	267,760
SJW Group	36,390	2,393,006
York Water Co.	19,651	800,582
		61,334,700
TOTAL UTILITIES		1,342,562,058
TOTAL COMMON STOCKS (Cost $43,291,149,725)		57,586,669,837

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $872)	18,304	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $4,995,725)	5,000,000	4,995,605

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (f)	41,533,881	41,542,188
Fidelity Securities Lending Cash Central Fund 5.44% (f)(g)	1,357,770,150	1,357,905,927
TOTAL MONEY MARKET FUNDS (Cost $1,399,448,115)		1,399,448,115

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $44,695,594,437)	58,991,113,557
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(1,283,812,457)
NET ASSETS - 100.0%	57,707,301,100

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	174	Sep 2023	16,543,920	318,366	318,366
CME E-mini S&P 500 Index Contracts (United States)	490	Sep 2023	110,642,000	3,188,939	3,188,939
CME E-mini S&P MidCap 400 Index Contracts (United States)	30	Sep 2023	7,946,100	173,777	173,777

TOTAL FUTURES CONTRACTS					3,681,082
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,995,605.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	75,505,584	2,358,076,478	2,392,039,874	2,592,123	-	-	41,542,188	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	894,923,324	2,145,214,421	1,682,231,818	8,665,626	-	-	1,357,905,927	4.8%
Total	970,428,908	4,503,290,899	4,074,271,692	11,257,749	-	-	1,399,448,115

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,660,759,540	4,660,759,539	-	1
Consumer Discretionary	6,239,094,298	6,239,094,298	-	-
Consumer Staples	3,471,006,070	3,471,005,794	276	-
Energy	2,571,460,005	2,571,460,005	-	-
Financials	7,518,771,791	7,518,771,791	-	-
Health Care	7,500,321,002	7,500,015,347	234,345	71,310
Industrials	5,660,245,231	5,660,245,214	17	-
Information Technology	15,380,392,449	15,380,389,896	2,553	-
Materials	1,556,868,579	1,556,868,579	-	-
Real Estate	1,685,188,814	1,685,188,814	-	-
Utilities	1,342,562,058	1,342,562,058	-	-

U.S. Government and Government Agency Obligations	4,995,605	-	4,995,605	-

Money Market Funds	1,399,448,115	1,399,448,115	-	-
Total Investments in Securities:	58,991,113,557	58,985,809,450	5,232,796	71,311
Derivative Instruments:

Assets
Futures Contracts	3,681,082	3,681,082	-	-
Total Assets	3,681,082	3,681,082	-	-
Total Derivative Instruments:	3,681,082	3,681,082	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,681,082	0
Total Equity Risk	3,681,082	0
Total Value of Derivatives	3,681,082	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,310,138,359) - See accompanying schedule:
Unaffiliated issuers (cost $43,296,146,322)	$57,591,665,442
Fidelity Central Funds (cost $1,399,448,115)	1,399,448,115

Total Investment in Securities (cost $44,695,594,437)		$58,991,113,557
Segregated cash with brokers for derivative instruments		2,247,985
Receivable for investments sold		499,127,087
Receivable for fund shares sold		473,323
Dividends receivable		84,530,197
Distributions receivable from Fidelity Central Funds		1,530,008
Other receivables		96,562
Total assets		59,579,118,719
Liabilities
Payable to custodian bank	$325,336
Payable for investments purchased	240,434
Payable for fund shares redeemed	513,024,076
Payable for daily variation margin on futures contracts	215,677
Other payables and accrued expenses	118,643
Collateral on securities loaned	1,357,893,453
Total Liabilities		1,871,817,619
Net Assets		$57,707,301,100
Net Assets consist of:
Paid in capital		$44,309,584,716
Total accumulated earnings (loss)		13,397,716,384
Net Assets		$57,707,301,100
Net Asset Value, offering price and redemption price per share ($57,707,301,100 ÷ 3,878,458,842 shares)		$14.88

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$446,395,623
Interest		174,074
Income from Fidelity Central Funds (including $8,665,626 from security lending)		11,257,749
Total Income		457,827,446
Expenses
Custodian fees and expenses	$167,211
Independent trustees' fees and expenses	184,650
Interest	80,731
Total expenses before reductions	432,592
Expense reductions	(5,653)
Total expenses after reductions		426,939
Net Investment income (loss)		457,400,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(147,861,529)
Futures contracts	8,740,910
Total net realized gain (loss)		(139,120,619)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,428,049,925
Futures contracts	1,285,063
Total change in net unrealized appreciation (depreciation)		6,429,334,988
Net gain (loss)		6,290,214,369
Net increase (decrease) in net assets resulting from operations		$6,747,614,876
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$457,400,507	$770,103,103
Net realized gain (loss)	(139,120,619)	(718,720,891)
Change in net unrealized appreciation (depreciation)	6,429,334,988	(3,755,660,206)
Net increase (decrease) in net assets resulting from operations	6,747,614,876	(3,704,277,994)
Distributions to shareholders	(141,109,633)	(786,451,791)

Share transactions
Proceeds from sales of shares	4,492,110,778	13,481,047,038
Reinvestment of distributions	141,109,633	786,451,791
Cost of shares redeemed	(3,912,047,572)	(7,132,132,870)

Net increase (decrease) in net assets resulting from share transactions	721,172,839	7,135,365,959
Total increase (decrease) in net assets	7,327,678,082	2,644,636,174

Net Assets
Beginning of period	50,379,623,018	47,734,986,844
End of period	$57,707,301,100	$50,379,623,018

Other Information
Shares
Sold	322,571,776	1,017,084,646
Issued in reinvestment of distributions	10,398,647	59,111,049
Redeemed	(270,924,978)	(524,076,032)
Net increase (decrease)	62,045,445	552,119,663

Financial Highlights
Fidelity® Series Total Market Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$14.62	$13.28	$10.00	$10.00
Income from Investment Operations
Net investment income (loss) C,D	.12	.22	.20	.18	.17
Net realized and unrealized gain (loss)	1.60	(1.41)	1.39	3.34	(.02)
Total from investment operations	1.72	(1.19)	1.59	3.52	.15
Distributions from net investment income	(.04)	(.20)	(.19)	(.18)	(.12)
Distributions from net realized gain	-	(.02)	(.06)	(.06)	(.02)
Total distributions	(.04)	(.23) E	(.25)	(.24)	(.15) E
Net asset value, end of period	$14.88	$13.20	$14.62	$13.28	$10.00
Total Return F,G	13.03%	(8.18)%	11.87%	35.56%	1.38%
Ratios to Average Net Assets D,H,I
Expenses before reductions J	-% K	-%	-%	-%	-% K
Expenses net of fee waivers, if any J	-% K	-%	-%	-%	-% K
Expenses net of all reductions J	-% K	-%	-%	-%	-% K
Net investment income (loss)	1.66% K	1.65%	1.33%	1.61%	1.96% K
Supplemental Data
Net assets, end of period (000 omitted)	$57,707,301	$50,379,623	$47,734,987	$35,220,793	$21,966,720
Portfolio turnover rate L	13% K	15%	14%	18% M	27% K,M

AFor the period April 26, 2019 (commencement of operations) through February 29, 2020.

BFor the year ended February 29.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAmount represents less than .005%.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,302,887,110
Gross unrealized depreciation	(4,041,804,259)
Net unrealized appreciation (depreciation)	$13,261,082,851
Tax cost	$45,733,711,788
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	4,623,824,150	3,558,776,176
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Total Market Index Fund	Borrower	$ 289,927,500	5.01%	$80,731

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Total Market Index Fund	$890,601	$175,676	$2,893,312
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,653.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Series Total Market Index Fund	-%-D
Actual		$ 1,000	$ 1,130.30	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Total Market Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers.  The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR and the sub-advisory agreement with Geode, without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through June 30, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9892982.104
STX-SANN-1023
Fidelity® Total Market Index Fund
Fidelity® Extended Market Index Fund
Fidelity® International Index Fund

Semi-Annual Report
August 31, 2023

Contents

Fidelity® Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.3
Microsoft Corp.	5.5
Amazon.com, Inc.	2.8
NVIDIA Corp.	2.8
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.6
Tesla, Inc.	1.6
Meta Platforms, Inc. Class A	1.5
Berkshire Hathaway, Inc. Class B	1.5
Exxon Mobil Corp.	1.0
26.5

Market Sectors (% of Fund's net assets)

Information Technology	26.7
Financials	13.0
Health Care	13.0
Consumer Discretionary	10.8
Industrials	9.8
Communication Services	8.1
Consumer Staples	6.0
Energy	4.5
Real Estate	2.9
Materials	2.7
Utilities	2.3

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Total Market Index Fund
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	37,052	1,226,051
AST SpaceMobile, Inc. (a)(b)	101,993	399,813
AT&T, Inc.	12,579,623	186,052,624
ATN International, Inc.	20,729	743,549
Bandwidth, Inc. (a)	37,243	535,182
Charge Enterprises, Inc. (a)	176,008	95,643
Cogent Communications Group, Inc.	75,851	5,353,564
Consolidated Communications Holdings, Inc. (a)	137,060	541,387
EchoStar Holding Corp. Class A (a)	63,314	1,100,397
Frontier Communications Parent, Inc. (a)	391,944	6,278,943
Globalstar, Inc. (a)(b)	1,231,410	1,773,230
IDT Corp. Class B (a)	36,964	864,218
Iridium Communications, Inc.	221,394	10,837,236
Liberty Global PLC:
Class A (a)	158,279	2,918,665
Class C (a)	561,340	11,136,986
Liberty Latin America Ltd.:
Class A (a)	54,858	490,431
Class C (a)	264,040	2,365,798
Lumen Technologies, Inc. (b)	1,608,306	2,557,207
Ooma, Inc. (a)	39,437	555,667
Radius Global Infrastructure, Inc. (a)	131,566	1,962,965
Verizon Communications, Inc.	7,396,172	258,718,097
		496,507,653
Entertainment - 1.3%
Activision Blizzard, Inc.	1,259,384	115,850,734
AMC Entertainment Holdings, Inc. Class A (b)	103,870	1,303,569
Atlanta Braves Holdings, Inc.	70,856	2,610,335
Atlanta Braves Holdings, Inc. Class A (b)	24,095	1,008,135
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	16,218	6,625
Cinemark Holdings, Inc. (a)	190,170	3,095,968
Cineverse Corp. (a)(b)	8,643	9,853
CuriosityStream, Inc. Class A (a)(b)	37,463	31,068
Dolphin Entertainment, Inc. (a)(b)	7,242	13,325
Electronic Arts, Inc.	457,751	54,920,965
Endeavor Group Holdings, Inc.	314,248	6,878,889
FG Group Holdings, Inc.	23,510	38,086
Gaia, Inc. Class A (a)	15,337	37,729
Golden Matrix Group, Inc. (a)(b)	33,726	97,468
Kartoon Studios, Inc. (a)(b)	56,067	88,025
Liberty Media Corp. Liberty Formula One:
Class A	37,306	2,262,609
Class C	370,609	25,494,193
Liberty Media Corp. Liberty Live:
Class A	16,037	534,192
Class C	101,419	3,412,749
Lions Gate Entertainment Corp.:
Class A (a)(b)	226,691	1,795,393
Class B (a)	106,561	793,879
Live Nation Entertainment, Inc. (a)	252,860	21,374,256
LiveOne, Inc. (a)	123,543	264,382
Loop Media, Inc.	65,166	56,753
Madison Square Garden Entertainment Corp.	55,363	1,776,599
Madison Square Garden Sports Corp.	31,144	5,543,632
Marcus Corp. (b)	41,151	625,084
Motorsport Games, Inc. Class A (a)(b)	314	1,331
Netflix, Inc. (a)	782,337	339,283,910
Playstudios, Inc. Class A (a)	148,843	529,881
Playtika Holding Corp. (a)	160,134	1,562,908
Reading International, Inc.:
Class A (a)	27,398	62,741
Class B (a)(b)	8,583	152,348
Reservoir Media, Inc. (a)	55,634	303,205
Roblox Corp. (a)	648,903	18,357,466
Roku, Inc. Class A (a)	216,947	17,616,096
Sciplay Corp. (A Shares) (a)	39,902	905,775
Skillz, Inc. (a)(b)	25,753	210,917
Sphere Entertainment Co. (a)(b)	44,854	1,572,581
Take-Two Interactive Software, Inc. (a)	278,127	39,549,659
The Walt Disney Co. (a)	3,216,359	269,144,921
Vivid Seats, Inc. Class A (a)	42,920	311,599
Warner Bros Discovery, Inc. (a)	3,892,809	51,151,510
Warner Music Group Corp. Class A	205,965	6,858,635
World Wrestling Entertainment, Inc. Class A	76,414	7,377,772
		1,004,877,750
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	10,476,919	1,426,642,060
Class C (a)	8,973,649	1,232,530,690
Angi, Inc. (a)(b)	128,680	316,553
Bumble, Inc. (a)	171,002	2,869,414
BuzzFeed, Inc. (a)(b)	73,974	29,782
CarGurus, Inc. Class A (a)	157,441	2,851,257
Cars.com, Inc. (a)	110,752	2,069,955
DHI Group, Inc. (a)	72,006	271,463
Eventbrite, Inc. (a)	139,402	1,412,142
EverQuote, Inc. Class A (a)	31,519	194,787
FaZe Holdings, Inc. Class A (a)	41,922	11,109
fuboTV, Inc. (a)(b)	494,389	1,156,870
Grindr, Inc. (a)(b)	44,638	229,439
IAC, Inc. (a)	135,278	7,484,932
Izea Worldwide, Inc. (a)(b)	19,053	43,155
Kubient, Inc. (a)	10,430	4,016
Liberty TripAdvisor Holdings, Inc. (a)	107,591	60,789
Match Group, Inc. (a)	490,060	22,969,112
MediaAlpha, Inc. Class A (a)	40,315	338,243
Meta Platforms, Inc. Class A (a)	3,893,282	1,151,983,211
Nextdoor Holdings, Inc. (a)(b)	219,382	476,059
Outbrain, Inc. (a)	61,295	349,994
Pinterest, Inc. Class A (a)	1,044,898	28,724,246
QuinStreet, Inc. (a)	87,339	864,656
Rumble, Inc. (a)(b)	138,240	1,157,069
Shutterstock, Inc.	42,804	1,802,476
Snap, Inc. Class A (a)	1,745,230	18,063,131
Society Pass, Inc. (a)	4,312	1,856
Super League Gaming, Inc. (a)(b)	63,028	7,626
System1, Inc. (a)(b)	36,839	65,573
The Arena Group Holdings, Inc. (a)(b)	23,034	93,748
Travelzoo, Inc. (a)	13,982	103,187
TripAdvisor, Inc. (a)	182,472	2,757,152
TrueCar, Inc. (a)	153,372	366,559
Vimeo, Inc. (a)	270,195	1,075,376
Yelp, Inc. (a)	119,979	5,141,100
Zedge, Inc. (a)	20,075	44,165
Ziff Davis, Inc. (a)	84,204	5,612,197
ZipRecruiter, Inc. (a)(b)	86,866	1,319,495
Zoominfo Technologies, Inc. (a)	474,448	8,549,553
		3,930,044,197
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)(b)	57,507	78,210
Advantage Solutions, Inc. Class A (a)(b)	170,835	478,338
Altice U.S.A., Inc. Class A (a)	375,352	1,152,331
AMC Networks, Inc. Class A (a)	47,913	557,707
Boston Omaha Corp. (a)	34,508	610,101
Cable One, Inc.	8,274	5,382,816
Cardlytics, Inc. (a)	59,504	991,337
Cbdmd, Inc. (a)(b)	1,124	1,293
Charter Communications, Inc. Class A (a)	182,876	80,121,633
Clear Channel Outdoor Holdings, Inc. (a)	902,516	1,308,648
Comcast Corp. Class A	7,319,696	342,268,985
comScore, Inc. (a)(b)	146,166	102,302
Cumulus Media, Inc. (a)(b)	27,829	129,127
Daily Journal Corp. (a)	2,099	618,785
DallasNews Corp.	3,909	16,731
Digital Media Solutions, Inc. Class A (a)(b)	1,672	6,354
DISH Network Corp. Class A (a)(b)	443,112	2,658,672
E.W. Scripps Co. Class A (a)	106,055	810,260
Emerald Holding, Inc. (a)	42,037	177,396
Entravision Communication Corp. Class A	124,594	477,195
Fluent, Inc. (a)	74,191	47,705
Fox Corp.:
Class A	578,168	19,114,234
Class B	129,731	3,959,390
Gannett Co., Inc. (a)	252,601	735,069
Gray Television, Inc.	153,956	1,240,885
Harte-Hanks, Inc. (a)	11,206	72,391
iHeartMedia, Inc. (a)	179,686	648,666
Innovid Corp. (a)	131,249	150,936
Integral Ad Science Holding Corp. (a)	81,344	1,160,779
Interpublic Group of Companies, Inc.	677,938	22,107,558
John Wiley & Sons, Inc. Class A	75,683	2,812,380
Lee Enterprises, Inc. (a)	8,452	101,001
Lendway, Inc. (a)	507	3,184
Liberty Broadband Corp.:
Class A (a)	29,527	2,764,908
Class C (a)	206,287	19,300,212
Liberty Media Corp. Liberty SiriusXM	342,621	8,373,657
Liberty Media Corp. Liberty SiriusXM Class A	57,767	1,388,141
Magnite, Inc. (a)	213,067	1,757,803
Marchex, Inc. Class B (a)	35,256	59,935
Mediaco Holding, Inc. (a)	178	138
News Corp.:
Class A	659,468	14,171,967
Class B	219,258	4,823,676
Nexstar Broadcasting Group, Inc. Class A	62,983	10,253,632
Nextplay Technologies, Inc. (a)(b)	5,001	5,651
Omnicom Group, Inc.	350,915	28,427,624
Paramount Global:
Class A (b)	97,386	1,788,007
Class B	797,627	12,036,191
PubMatic, Inc. (a)	75,976	1,056,066
Quotient Technology, Inc. (a)	194,664	776,709
Saga Communications, Inc. Class A	8,825	188,679
Salem Communications Corp. Class A (a)	7,646	4,633
Scholastic Corp.	50,897	2,211,475
Sinclair, Inc. Class A	71,067	896,866
Sirius XM Holdings, Inc. (b)	1,218,156	5,359,886
Stagwell, Inc. (a)	172,591	940,621
TechTarget, Inc. (a)	45,171	1,298,666
TEGNA, Inc.	396,001	6,545,897
The New York Times Co. Class A	288,856	12,787,655
The Trade Desk, Inc. (a)	780,743	62,482,862
Thryv Holdings, Inc. (a)	51,407	1,048,189
Townsquare Media, Inc.	23,924	231,106
Troika Media Group, Inc. (a)(b)	31,735	48,555
Urban One, Inc.:
Class A (a)	10,957	60,921
Class D (non-vtg.) (a)	38,819	209,234
WideOpenWest, Inc. (a)	90,571	733,625
		692,135,586
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	108,195	1,228,013
KORE Group Holdings, Inc. (a)	53,177	37,756
NII Holdings, Inc. (a)(c)	149,032	1
Shenandoah Telecommunications Co.	82,001	1,864,703
Spok Holdings, Inc.	30,552	435,060
SurgePays, Inc. (a)(b)	16,874	85,382
T-Mobile U.S., Inc. (a)	1,020,750	139,077,188
Telephone & Data Systems, Inc.	171,991	3,696,087
Tingo Group, Inc. (a)(b)	244,146	314,948
U.S. Cellular Corp. (a)	24,083	1,104,687
		147,843,825
TOTAL COMMUNICATION SERVICES		6,271,409,011
CONSUMER DISCRETIONARY - 10.8%
Automobile Components - 0.2%
Adient PLC (a)	168,310	6,592,703
American Axle & Manufacturing Holdings, Inc. (a)	199,713	1,507,833
Aptiv PLC (a)	475,301	48,219,286
Autoliv, Inc.	136,264	13,299,366
BorgWarner, Inc.	413,279	16,841,119
Cooper-Standard Holding, Inc. (a)	28,839	430,855
Dana, Inc.	225,358	3,630,517
Dorman Products, Inc. (a)	49,332	4,070,383
Fox Factory Holding Corp. (a)	74,451	8,249,915
Garrett Motion, Inc. (a)	104,771	813,023
Gentex Corp.	412,329	13,466,665
Gentherm, Inc. (a)	59,068	3,556,484
Holley, Inc. (a)(b)	86,002	490,211
LCI Industries	44,058	5,519,586
Lear Corp.	104,137	15,005,100
Luminar Technologies, Inc. (a)(b)	424,498	2,445,108
Mobileye Global, Inc. (b)	132,840	4,717,148
Modine Manufacturing Co. (a)	93,622	4,455,471
Motorcar Parts of America, Inc. (a)	33,019	260,520
Patrick Industries, Inc.	36,977	3,092,756
Phinia, Inc.	81,670	2,270,426
QuantumScape Corp. Class A (a)(b)	577,299	4,121,915
Solid Power, Inc. (a)(b)	179,303	380,122
Standard Motor Products, Inc.	32,227	1,193,366
Stoneridge, Inc. (a)	46,757	960,856
Strattec Security Corp. (a)	6,022	141,517
Superior Industries International, Inc. (a)	42,371	151,264
Sypris Solutions, Inc. (a)(b)	11,882	24,715
The Goodyear Tire & Rubber Co. (a)	499,306	6,446,040
Visteon Corp. (a)	50,393	7,018,233
Worksport Ltd. (a)(b)	29,425	86,215
XPEL, Inc. (a)(b)	35,167	2,929,411
		182,388,129
Automobiles - 1.9%
Arcimoto, Inc. (a)(b)	2,159	2,159
AYRO, Inc. (a)(b)	34,158	16,088
Canoo, Inc. (a)(b)	561,425	332,644
Envirotech Vehicles, Inc. (a)	23,929	46,422
Faraday Future Intelligent Electric, Inc. (a)(b)	19,449	146,354
Fisker, Inc. (a)(b)	300,763	1,765,479
Ford Motor Co.	6,911,400	83,835,282
General Motors Co.	2,447,109	82,002,623
Harley-Davidson, Inc.	232,219	7,837,391
Lucid Group, Inc. Class A (a)(b)	1,453,625	9,128,765
Mullen Automotive, Inc. (a)(b)	15,471	8,153
Rivian Automotive, Inc. (a)(b)	981,667	22,313,291
Tesla, Inc. (a)	4,741,587	1,223,708,773
Thor Industries, Inc. (b)	94,031	9,856,329
Volcon, Inc. (a)	15,265	7,252
Winnebago Industries, Inc.	53,934	3,497,620
Workhorse Group, Inc. (a)(b)	283,474	223,434
		1,444,728,059
Broadline Retail - 2.9%
1stDibs.com, Inc. (a)	32,279	144,610
Amazon.com, Inc. (a)	15,710,794	2,168,246,680
Big Lots, Inc.	49,376	306,131
ContextLogic, Inc. (a)(b)	35,744	191,409
Dillard's, Inc. Class A (b)	5,902	2,036,898
eBay, Inc.	941,013	42,138,562
Etsy, Inc. (a)	216,516	15,929,082
Groupon, Inc. (a)(b)	35,364	437,453
Kohl's Corp.	196,279	5,228,873
Macy's, Inc.	476,131	5,823,082
Nordstrom, Inc.	194,496	3,154,725
Ollie's Bargain Outlet Holdings, Inc. (a)	101,922	7,856,148
Qurate Retail, Inc. Series A (a)	576,339	446,663
		2,251,940,316
Distributors - 0.1%
Amcon Distributing Co. (b)	263	56,282
Educational Development Corp. (a)	5,163	7,848
Genuine Parts Co.	246,976	37,967,620
LKQ Corp.	446,944	23,477,968
Pool Corp.	68,501	25,043,966
Weyco Group, Inc.	11,010	281,306
		86,834,990
Diversified Consumer Services - 0.1%
2U, Inc. (a)	131,391	416,509
ADT, Inc.	389,495	2,500,558
Adtalem Global Education, Inc. (a)	79,448	3,483,795
American Public Education, Inc. (a)	35,371	186,051
Bright Horizons Family Solutions, Inc. (a)(b)	101,705	9,602,986
Carriage Services, Inc.	23,992	739,433
Chegg, Inc. (a)	217,547	2,221,155
Coursera, Inc. (a)	153,470	2,668,843
Duolingo, Inc. (a)	49,571	7,294,868
European Wax Center, Inc. (a)(b)	53,365	926,416
Frontdoor, Inc. (a)	143,698	4,716,168
Graham Holdings Co.	6,756	3,961,245
Grand Canyon Education, Inc. (a)	53,678	6,293,746
H&R Block, Inc.	268,128	10,719,757
Laureate Education, Inc. Class A	239,317	3,333,686
Lincoln Educational Services Corp. (a)	44,466	379,295
Mister Car Wash, Inc. (a)(b)	135,418	980,426
Nerdy, Inc. Class A (a)(b)	99,862	467,354
OneSpaWorld Holdings Ltd. (a)	104,363	1,193,913
Perdoceo Education Corp.	117,497	1,946,925
Regis Corp. (a)(b)	39,837	43,024
Rover Group, Inc. Class A (a)	164,278	1,112,162
Service Corp. International	264,666	16,703,071
Strategic Education, Inc.	41,095	3,184,863
Stride, Inc. (a)	73,788	3,135,252
The Beachbody Co., Inc. (a)(b)	232,790	95,234
Udemy, Inc. (a)	132,932	1,377,176
Universal Technical Institute, Inc. (a)	60,645	483,341
Wag! Group Co. (a)	16,732	33,966
WW International, Inc. (a)	103,898	1,008,850
Xwell, Inc. (a)(b)	140,249	25,245
		91,235,313
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	93,729	1,114,438
Airbnb, Inc. Class A (a)	725,302	95,413,478
Allied Esports Entertainment, Inc. (a)(b)	25,037	25,287
ARAMARK Holdings Corp.	458,875	17,060,973
Bally's Corp. (a)	46,457	771,186
Biglari Holdings, Inc. Class B (a)	1,703	316,758
BJ's Restaurants, Inc. (a)	42,226	1,241,867
Bloomin' Brands, Inc. (b)	155,100	4,352,106
Bluegreen Vacations Holding Corp. Class A	17,942	643,400
Booking Holdings, Inc. (a)	65,022	201,895,261
Bowlero Corp. Class A (a)(b)	58,244	640,684
Boyd Gaming Corp.	135,307	9,047,979
Brinker International, Inc. (a)	77,871	2,548,718
BurgerFi International, Inc. (a)(b)	21,228	32,054
Caesars Entertainment, Inc. (a)	378,137	20,895,851
Canterbury Park Holding Co.	5,046	109,751
Carnival Corp. (a)	1,759,859	27,840,969
Carrols Restaurant Group, Inc. (a)	60,237	420,454
Century Casinos, Inc. (a)	43,123	280,300
Chipotle Mexican Grill, Inc. (a)	48,511	93,463,233
Choice Hotels International, Inc. (b)	46,930	5,955,417
Churchill Downs, Inc.	115,825	14,510,556
Chuy's Holdings, Inc. (a)	33,724	1,284,884
Cracker Barrel Old Country Store, Inc. (b)	39,544	3,259,612
Darden Restaurants, Inc.	212,545	33,052,873
Dave & Buster's Entertainment, Inc. (a)	71,117	2,792,765
Denny's Corp. (a)	103,084	982,391
Dine Brands Global, Inc.	28,023	1,535,100
Domino's Pizza, Inc.	62,145	24,074,973
Doordash, Inc. (a)	462,523	38,912,060
Draftkings Holdings, Inc. (a)	809,902	24,013,594
Dutch Bros, Inc. (a)(b)	52,455	1,553,193
Ebet, Inc. (a)	3,383	156
El Pollo Loco Holdings, Inc.	35,969	342,065
Elys Game Technology Corp. (a)(b)	54,751	22,601
Esports Entertainment Group, Inc. (a)(b)	238	31
Everi Holdings, Inc. (a)	152,649	2,207,305
Expedia, Inc. (a)	250,864	27,191,149
FAT Brands, Inc.:
Class A (b)	29,376	210,332
Class B	2,371	18,778
Fiesta Restaurant Group, Inc. (a)	35,860	301,583
First Watch Restaurant Group, Inc. (a)	21,106	403,547
Full House Resorts, Inc. (a)	53,281	257,347
GAN Ltd. (a)	71,082	100,226
Global Business Travel Group, Inc. (a)(b)	34,805	234,934
Golden Entertainment, Inc.	39,528	1,439,214
Good Times Restaurants, Inc. (a)	5,599	15,845
Hall of Fame Resort & Entertainment Co. (a)(b)	4,049	30,003
Hilton Grand Vacations, Inc. (a)	135,591	5,928,039
Hilton Worldwide Holdings, Inc.	464,802	69,092,817
Hyatt Hotels Corp. Class A	82,256	9,246,397
Inspirato, Inc. (a)(b)	32,286	25,506
Inspired Entertainment, Inc. (a)	44,757	589,897
Jack in the Box, Inc.	36,344	2,920,967
Krispy Kreme, Inc. (b)	114,677	1,535,525
Kura Sushi U.S.A., Inc. Class A (a)	8,275	722,987
Las Vegas Sands Corp.	576,831	31,644,949
Life Time Group Holdings, Inc. (a)(b)	99,225	1,706,670
Light & Wonder, Inc. Class A (a)	160,553	12,309,599
Lindblad Expeditions Holdings (a)	56,117	507,859
Marriott International, Inc. Class A	453,412	92,273,876
Marriott Vacations Worldwide Corp.	65,132	7,079,197
McDonald's Corp.	1,284,667	361,184,127
MGM Resorts International	529,934	23,306,497
Monarch Casino & Resort, Inc.	24,117	1,625,486
Nathan's Famous, Inc.	5,128	372,857
Noodles & Co. (a)	63,938	177,748
Norwegian Cruise Line Holdings Ltd. (a)(b)	749,288	12,415,702
Papa John's International, Inc.	52,516	3,975,461
Penn Entertainment, Inc. (a)	269,326	6,380,333
Planet Fitness, Inc. (a)	150,083	9,125,046
Playa Hotels & Resorts NV (a)	227,739	1,698,933
PlayAGS, Inc. (a)	49,322	336,869
Portillo's, Inc. (a)	73,527	1,348,485
Potbelly Corp. (a)	38,654	308,845
Rave Restaurant Group, Inc. (a)	8,832	18,547
RCI Hospitality Holdings, Inc.	17,248	1,125,949
Red Robin Gourmet Burgers, Inc. (a)	25,958	269,184
Red Rock Resorts, Inc.	87,234	3,832,190
Royal Caribbean Cruises Ltd. (a)	385,427	38,134,147
Rush Street Interactive, Inc. (a)	106,772	491,151
Sabre Corp. (a)(b)	583,467	2,917,335
Sadot Group, Inc. (a)	43,281	45,012
SeaWorld Entertainment, Inc. (a)	69,150	3,367,605
Shake Shack, Inc. Class A (a)	66,926	4,684,820
Six Flags Entertainment Corp. (a)	131,740	3,024,750
Soho House & Co., Inc. Class A (a)	74,471	506,403
Sonder Holdings, Inc. (a)(b)	238,427	119,214
Starbucks Corp.	2,017,879	196,622,130
Sweetgreen, Inc. Class A (a)	145,667	2,091,778
Target Hospitality Corp. (a)	44,387	705,753
Texas Roadhouse, Inc. Class A	117,082	12,188,236
The Cheesecake Factory, Inc. (b)	83,631	2,663,647
The ONE Group Hospitality, Inc. (a)(b)	41,898	287,001
Travel+Leisure Co.	134,072	5,389,694
Vacasa, Inc. Class A (a)(b)	136,660	82,269
Vail Resorts, Inc.	70,904	16,046,993
Wendy's Co.	294,964	5,837,338
Wingstop, Inc.	52,570	8,444,845
Wyndham Hotels & Resorts, Inc.	150,456	11,342,878
Wynn Resorts Ltd.	181,126	18,362,554
Xponential Fitness, Inc. (a)(b)	43,260	937,012
Yum! Brands, Inc.	492,300	63,693,774
		1,723,890,164
Household Durables - 0.5%
Aterian, Inc. (a)(b)	120,266	42,827
Bassett Furniture Industries, Inc.	13,883	211,716
Beazer Homes U.S.A., Inc. (a)	50,641	1,484,288
Cavco Industries, Inc. (a)	14,352	4,011,671
Century Communities, Inc.	50,226	3,729,281
Cricut, Inc. (b)	79,973	756,545
D.R. Horton, Inc.	545,797	64,960,759
Dixie Group, Inc. (a)	7,832	6,313
Dream Finders Homes, Inc. (a)(b)	37,140	1,070,375
Emerson Radio Corp. (a)(b)	16,730	9,387
Ethan Allen Interiors, Inc.	40,398	1,267,689
Flexsteel Industries, Inc.	10,259	231,853
Garmin Ltd.	269,426	28,564,545
GoPro, Inc. Class A (a)	237,479	863,236
Green Brick Partners, Inc. (a)	48,729	2,410,136
Hamilton Beach Brands Holding Co. Class A	10,452	122,602
Helen of Troy Ltd. (a)	42,048	5,168,540
Hooker Furnishings Corp.	18,614	400,759
Hovnanian Enterprises, Inc. Class A (a)	8,315	988,155
Installed Building Products, Inc.	41,664	6,030,031
iRobot Corp. (a)	46,597	1,812,157
KB Home	139,858	7,104,786
Koss Corp. (a)	11,662	41,867
La-Z-Boy, Inc.	74,632	2,302,397
Landsea Homes Corp. (a)	19,593	189,856
Legacy Housing Corp. (a)	15,990	362,493
Leggett & Platt, Inc.	235,642	6,645,104
Lennar Corp.:
Class A	438,130	52,176,902
Class B (b)	35,318	3,767,018
LGI Homes, Inc. (a)	37,165	4,575,012
Lifetime Brands, Inc.	17,450	109,761
Live Ventures, Inc. (a)	1,880	51,136
Lovesac (a)(b)	25,186	577,263
M.D.C. Holdings, Inc.	103,044	4,889,438
M/I Homes, Inc. (a)	48,178	4,730,116
Meritage Homes Corp.	64,682	8,993,385
Mohawk Industries, Inc. (a)	92,785	9,407,471
Nephros, Inc. (a)	3,446	5,651
Newell Brands, Inc.	670,913	7,098,260
Nova LifeStyle, Inc. (a)	738	1,897
NVR, Inc. (a)	5,388	34,361,054
PulteGroup, Inc.	391,724	32,144,871
Purple Innovation, Inc.	108,364	235,150
Skyline Champion Corp. (a)	94,017	6,700,592
Snap One Holdings Corp. (a)	30,708	280,978
Sonos, Inc. (a)	228,873	3,153,870
Taylor Morrison Home Corp. (a)	191,529	9,078,475
Tempur Sealy International, Inc.	301,638	14,092,527
Toll Brothers, Inc.	180,395	14,779,762
TopBuild Corp. (a)	55,684	16,152,815
Traeger, Inc. (a)	103,332	461,894
TRI Pointe Homes, Inc. (a)	174,256	5,419,362
Tupperware Brands Corp. (a)(b)	63,851	158,989
United Homes Group, Inc. (a)(b)	13,902	116,360
Universal Electronics, Inc. (a)	23,102	205,608
Vizio Holding Corp. (a)	97,309	558,554
VOXX International Corp. (a)(b)	27,867	240,771
Whirlpool Corp.	96,164	13,459,113
Yunhong CTI Ltd. (a)	2,514	4,953
ZAGG, Inc. rights (a)(c)	43,858	0
		388,778,376
Leisure Products - 0.1%
Acushnet Holdings Corp.	55,814	3,267,910
American Outdoor Brands, Inc. (a)	21,630	212,407
AMMO, Inc. (a)(b)	141,631	324,335
Brunswick Corp.	124,835	9,876,945
Clarus Corp.	54,243	390,007
Escalade, Inc.	13,847	207,567
Funko, Inc. (a)(b)	56,101	391,024
Hasbro, Inc.	228,605	16,459,560
JAKKS Pacific, Inc. (a)	11,881	233,818
Johnson Outdoors, Inc. Class A	10,633	594,491
Latham Group, Inc. (a)	71,319	263,880
Malibu Boats, Inc. Class A (a)	36,899	1,791,815
Marine Products Corp.	18,594	260,130
MasterCraft Boat Holdings, Inc. (a)	30,461	662,831
Mattel, Inc. (a)	622,968	13,804,971
Nautilus, Inc. (a)	53,757	53,757
Peloton Interactive, Inc. Class A (a)(b)	593,391	3,785,835
Polaris, Inc.	94,089	10,546,436
Smith & Wesson Brands, Inc.	77,606	911,094
Solo Brands, Inc. Class A (a)	44,001	245,966
Sturm, Ruger & Co., Inc.	30,437	1,569,940
Topgolf Callaway Brands Corp. (a)(b)	248,736	4,337,956
Vista Outdoor, Inc. (a)	99,430	2,908,328
YETI Holdings, Inc. (a)	153,280	7,656,336
		80,757,339
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	51,597	388,525
Abercrombie & Fitch Co. Class A (a)	88,163	4,738,761
Academy Sports & Outdoors, Inc.	135,103	7,372,571
Advance Auto Parts, Inc.	103,637	7,132,298
America's Car Mart, Inc. (a)	10,463	1,164,637
American Eagle Outfitters, Inc.	321,123	5,446,246
Arhaus, Inc. (a)	35,886	355,271
Arko Corp.	126,616	953,418
Asbury Automotive Group, Inc. (a)	37,764	8,685,720
AutoNation, Inc. (a)	55,740	8,756,197
AutoZone, Inc. (a)	32,335	81,850,556
BARK, Inc. (a)	187,609	300,174
Barnes & Noble Education, Inc. (a)	70,687	89,772
Bath & Body Works, Inc.	403,069	14,861,154
Best Buy Co., Inc.	341,945	26,141,695
Big 5 Sporting Goods Corp. (b)	38,656	306,542
Boot Barn Holdings, Inc. (a)	53,579	4,915,873
Brilliant Earth Group, Inc. Class A (a)	19,054	64,403
Build-A-Bear Workshop, Inc.	23,020	607,037
Burlington Stores, Inc. (a)	114,043	18,504,617
Caleres, Inc.	62,164	1,782,242
Camping World Holdings, Inc.	73,782	1,824,629
CarMax, Inc. (a)(b)	277,379	22,656,317
CarParts.com, Inc. (a)	91,930	444,022
Carvana Co. Class A (a)(b)	174,576	8,789,902
Chewy, Inc. (a)(b)	167,248	4,010,607
Chico's FAS, Inc. (a)	218,915	1,123,034
Citi Trends, Inc. (a)	15,082	326,224
Conn's, Inc. (a)(b)	29,861	124,819
Designer Brands, Inc. Class A (b)	95,997	1,008,928
Destination XL Group, Inc. (a)	90,443	412,420
Dick's Sporting Goods, Inc.	108,050	12,570,537
Duluth Holdings, Inc. (a)	20,432	129,845
Envela Corp. (a)	9,667	49,302
EVgo, Inc. Class A (a)(b)	118,741	477,339
Express, Inc. (a)(b)	5,587	56,373
Five Below, Inc. (a)	97,598	16,782,952
Floor & Decor Holdings, Inc. Class A (a)(b)	186,679	18,611,896
Foot Locker, Inc.	139,616	2,739,266
GameStop Corp. Class A (a)(b)	443,843	8,233,288
Gap, Inc. (b)	377,806	4,374,993
Genesco, Inc. (a)	21,564	739,214
Group 1 Automotive, Inc.	25,012	6,613,673
Grove Collaborative Holdings, Inc. Class A (a)(b)	30,035	97,313
GrowGeneration Corp. (a)(b)	113,152	367,744
Guess?, Inc.	55,111	1,325,971
Haverty Furniture Companies, Inc.	23,557	737,334
Hibbett, Inc.	21,811	1,010,067
J.Jill, Inc. (a)	8,081	202,914
JOANN, Inc. (b)	13,717	14,403
Kirkland's, Inc. (a)(b)	25,171	62,928
Lands' End, Inc. (a)	23,736	182,767
Lazydays Holdings, Inc. (a)(b)	17,472	205,820
Leslie's, Inc. (a)	270,267	1,691,871
Lithia Motors, Inc. Class A (sub. vtg.)	48,625	14,977,473
LL Flooring Holdings, Inc. (a)	50,665	174,794
Lowe's Companies, Inc.	1,049,776	241,952,372
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	14,593	30,208
MarineMax, Inc. (a)	37,923	1,261,698
Monro, Inc.	56,754	1,858,126
Murphy U.S.A., Inc.	35,614	11,312,431
National Vision Holdings, Inc. (a)	137,272	2,513,450
O'Reilly Automotive, Inc. (a)	107,063	100,607,101
OneWater Marine, Inc. Class A (a)(b)	18,903	493,557
Overstock.com, Inc. (a)(b)	79,054	2,064,100
Penske Automotive Group, Inc. (b)	42,752	7,024,154
Petco Health & Wellness Co., Inc. (a)	141,559	720,535
PetMed Express, Inc.	36,754	414,218
Polished.Com, Inc. (a)(b)	168,222	23,719
Rent the Runway, Inc. Class A (a)(b)	77,038	106,312
Revolve Group, Inc. (a)(b)	73,076	1,070,563
RH (a)	31,690	11,572,871
Ross Stores, Inc.	601,390	73,255,316
RumbleON, Inc. Class B (a)	19,100	126,060
Sally Beauty Holdings, Inc. (a)	192,306	1,953,829
Shift Technologies, Inc. Class A (a)(b)	23,007	27,608
Shoe Carnival, Inc.	30,232	699,266
Signet Jewelers Ltd.	80,082	6,006,150
Sleep Number Corp. (a)	38,105	974,726
Sonic Automotive, Inc. Class A (sub. vtg.)	29,966	1,597,787
Sportsman's Warehouse Holdings, Inc. (a)	71,936	346,012
Stitch Fix, Inc. (a)(b)	124,433	546,261
The Aaron's Co., Inc.	54,327	655,727
The Buckle, Inc.	55,659	2,033,780
The Cato Corp. Class A (sub. vtg.)	40,576	314,464
The Children's Place, Inc. (a)(b)	21,890	580,304
The Container Store Group, Inc. (a)	52,697	123,311
The Home Depot, Inc.	1,782,511	588,763,383
The ODP Corp. (a)	60,556	2,986,622
The RealReal, Inc. (a)(b)	165,483	435,220
thredUP, Inc. (a)	120,038	477,751
Tile Shop Holdings, Inc. (a)(b)	51,012	301,991
Tilly's, Inc. (a)	36,368	326,948
TJX Companies, Inc.	2,027,540	187,506,899
Torrid Holdings, Inc. (a)(b)	13,880	31,369
Tractor Supply Co.	192,501	42,061,469
Ulta Beauty, Inc. (a)	88,116	36,570,783
Upbound Group, Inc.	88,388	2,706,441
Urban Outfitters, Inc. (a)	102,797	3,413,888
Valvoline, Inc.	241,834	8,328,763
Victoria's Secret & Co. (a)	138,928	2,664,639
Vroom, Inc. (a)(b)	203,379	266,426
Warby Parker, Inc. (a)	109,844	1,319,226
Wayfair LLC Class A (a)(b)	144,379	9,978,033
Williams-Sonoma, Inc. (b)	115,678	16,333,734
Winmark Corp.	4,829	1,837,579
Zumiez, Inc. (a)	26,429	501,887
		1,706,647,755
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)	163,095	210,393
Capri Holdings Ltd. (a)	223,224	11,717,028
Carter's, Inc.	65,798	4,709,163
Charles & Colvard Ltd. (a)	34,272	28,377
Columbia Sportswear Co.	62,633	4,593,504
Crocs, Inc. (a)	108,734	10,584,168
Crown Crafts, Inc.	4,622	22,925
Culp, Inc. (a)	17,685	99,213
Deckers Outdoor Corp. (a)	46,318	24,506,391
Delta Apparel, Inc. (a)	10,797	82,273
Figs, Inc. Class A (a)	231,457	1,430,404
Fossil Group, Inc. (a)	73,749	156,348
G-III Apparel Group Ltd. (a)	75,441	1,497,504
Hanesbrands, Inc. (b)	612,277	3,214,454
Kontoor Brands, Inc.	87,413	4,002,641
Lakeland Industries, Inc.	10,472	146,817
Levi Strauss & Co. Class A (b)	177,461	2,443,638
lululemon athletica, Inc. (a)	203,807	77,703,457
Movado Group, Inc.	27,839	761,397
NIKE, Inc. Class B	2,170,500	220,761,555
Oxford Industries, Inc.	25,790	2,604,532
PLBY Group, Inc. (a)(b)	74,729	97,148
PVH Corp.	110,426	9,231,614
Ralph Lauren Corp.	72,514	8,457,308
Rocky Brands, Inc.	12,641	224,631
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	234,604	11,802,927
Steven Madden Ltd.	125,331	4,323,920
Superior Group of Companies, Inc.	16,600	130,974
Tapestry, Inc.	406,090	13,530,919
Toughbuilt Industries, Inc. (a)	21,867	5,213
Under Armour, Inc.:
Class A (sub. vtg.) (a)	341,429	2,608,518
Class C (non-vtg.) (a)	315,611	2,174,560
Unifi, Inc. (a)	23,352	162,063
Vera Bradley, Inc. (a)	33,550	240,554
VF Corp.	582,184	11,503,956
Vince Holding Corp. (a)	3,162	7,199
Wolverine World Wide, Inc.	148,766	1,202,029
		436,979,715
TOTAL CONSUMER DISCRETIONARY		8,394,180,156
CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)(b)	17,193	11,537
Boston Beer Co., Inc. Class A (a)	16,327	5,966,376
Brown-Forman Corp.:
Class A	88,986	5,982,529
Class B (non-vtg.)	331,693	21,934,858
Celsius Holdings, Inc. (a)	71,397	13,996,668
Coca-Cola Bottling Co. Consolidated	8,178	5,715,604
Constellation Brands, Inc. Class A (sub. vtg.)	282,788	73,683,241
Duckhorn Portfolio, Inc. (a)	73,158	910,086
Keurig Dr. Pepper, Inc.	1,479,988	49,801,596
MGP Ingredients, Inc.	27,093	3,248,451
Molson Coors Beverage Co. Class B	330,069	20,956,081
Monster Beverage Corp.	1,341,004	76,987,040
National Beverage Corp. (a)(b)	40,629	2,084,674
PepsiCo, Inc.	2,425,112	431,475,927
Splash Beverage Group, Inc. (a)(b)	41,300	29,075
The Coca-Cola Co.	6,850,548	409,868,287
The Vita Coco Co., Inc. (a)	40,252	1,138,729
Vintage Wine Estates, Inc. (a)(b)	65,670	54,506
Willamette Valley Vineyards, Inc. (a)	6,462	38,514
Zevia PBC (a)(b)	97,711	251,117
		1,124,134,896
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	353,560	7,919,744
Andersons, Inc.	57,602	2,958,439
BJ's Wholesale Club Holdings, Inc. (a)	235,136	15,845,815
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	20,436	221
warrants 11/4/28 (a)	20,436	73
warrants 11/4/28 (a)	20,436	28
Class A (a)(b)	2,992	25,761
Casey's General Stores, Inc.	65,386	15,980,992
Chefs' Warehouse Holdings (a)	66,139	1,887,607
Costco Wholesale Corp.	780,601	428,768,517
Dollar General Corp.	384,708	53,282,058
Dollar Tree, Inc. (a)	365,011	44,662,746
Grocery Outlet Holding Corp. (a)	163,123	5,032,345
HF Foods Group, Inc. (a)	91,427	432,450
Ingles Markets, Inc. Class A	25,166	1,966,220
Kroger Co.	1,146,831	53,201,490
MedAvail Holdings, Inc. (a)	366	2,943
Natural Grocers by Vitamin Cottage, Inc.	14,534	183,274
Performance Food Group Co. (a)	275,318	17,105,507
PriceSmart, Inc.	45,194	3,592,019
Rite Aid Corp. (a)(b)	92,312	71,080
SpartanNash Co.	62,031	1,349,795
Sprouts Farmers Market LLC (a)	183,079	7,467,792
Sysco Corp.	891,448	62,089,353
Target Corp.	811,350	102,676,343
U.S. Foods Holding Corp. (a)	399,106	16,135,856
United Natural Foods, Inc. (a)	104,734	2,108,295
Village Super Market, Inc. Class A	8,914	201,011
Walgreens Boots Alliance, Inc.	1,256,705	31,807,204
Walmart, Inc.	2,468,385	401,384,085
Weis Markets, Inc.	30,818	1,999,164
		1,280,138,227
Food Products - 1.0%
Alico, Inc.	7,630	179,534
Arcadia Biosciences, Inc. (a)	273	956
Archer Daniels Midland Co.	958,500	76,009,050
B&G Foods, Inc. Class A (b)	137,044	1,752,793
Barfresh Food Group, Inc. (a)(b)	3,165	6,014
Benson Hill, Inc. (a)	215,182	137,480
Better Choice Co., Inc. (a)	17,919	3,423
Beyond Meat, Inc. (a)(b)	107,521	1,268,748
BRC, Inc. Class A (a)(b)	60,098	271,643
Bunge Ltd.	264,780	30,269,650
Cal-Maine Foods, Inc.	67,420	3,222,002
Calavo Growers, Inc.	32,133	1,059,104
Campbell Soup Co.	351,413	14,653,922
Coffee Holding Co., Inc. (a)	10,373	13,070
Conagra Brands, Inc.	837,353	25,020,108
Darling Ingredients, Inc. (a)	281,541	17,387,972
Farmer Brothers Co. (a)	23,211	48,975
Flowers Foods, Inc.	341,866	8,054,363
Fresh Del Monte Produce, Inc.	52,012	1,328,907
Freshpet, Inc. (a)(b)	85,938	6,489,178
General Mills, Inc.	1,032,764	69,876,812
Hormel Foods Corp.	512,157	19,764,139
Hostess Brands, Inc. Class A (a)	231,302	6,587,481
Ingredion, Inc.	115,750	11,911,833
J&J Snack Foods Corp.	26,149	4,239,537
John B. Sanfilippo & Son, Inc.	16,536	1,659,388
Kellogg Co.	453,088	27,647,430
Laird Superfood, Inc. (a)	5,131	5,234
Lamb Weston Holdings, Inc.	255,522	24,890,398
Lancaster Colony Corp.	34,978	5,778,016
Lifecore Biomedical (a)(b)	46,512	372,096
Lifeway Foods, Inc. (a)	4,739	50,944
Limoneira Co. (b)	25,693	395,929
Local Bounti Corp. (a)(b)	5,099	15,909
Mama's Creations, Inc. (a)	63,595	256,288
McCormick & Co., Inc. (non-vtg.)	440,404	36,148,360
Mission Produce, Inc. (a)	70,289	669,151
Mondelez International, Inc.	2,396,301	170,760,409
Nuzee, Inc. (a)	616	5,390
Pilgrim's Pride Corp. (a)	78,219	1,967,990
Post Holdings, Inc. (a)(b)	94,696	8,495,178
RiceBran Technologies (a)(b)	6,132	3,293
S&W Seed Co. (a)(b)	21,041	19,781
Seaboard Corp.	460	1,734,352
Seneca Foods Corp. Class A (a)	11,293	545,000
Sovos Brands, Inc. (a)	95,121	2,130,710
The Hain Celestial Group, Inc. (a)	157,185	1,664,589
The Hershey Co.	259,539	55,764,550
The J.M. Smucker Co.	187,298	27,148,845
The Kraft Heinz Co.	1,402,876	46,421,167
The Real Good Food Co., Inc. (a)(b)	8,530	33,608
The Simply Good Foods Co. (a)	147,089	5,306,971
Tootsie Roll Industries, Inc.	31,681	1,018,544
TreeHouse Foods, Inc. (a)	91,193	4,242,298
Tyson Foods, Inc. Class A	502,763	26,782,185
Utz Brands, Inc. Class A (b)	118,330	1,827,015
Vital Farms, Inc. (a)	46,810	551,422
Westrock Coffee Holdings (b)	33,390	335,236
Whole Earth Brands, Inc. Class A (a)(b)	69,040	263,042
		754,467,412
Household Products - 1.2%
Central Garden & Pet Co. (a)	86,246	3,806,898
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,909	118,687
Church & Dwight Co., Inc.	428,031	41,420,560
Colgate-Palmolive Co.	1,458,609	107,164,003
Energizer Holdings, Inc.	125,909	4,324,974
Kimberly-Clark Corp.	592,942	76,388,718
Oil-Dri Corp. of America	9,041	609,363
Procter & Gamble Co.	4,146,974	640,043,967
Reynolds Consumer Products, Inc.	97,579	2,662,931
Spectrum Brands Holdings, Inc.	71,971	5,985,828
The Clorox Co.	217,064	33,959,663
WD-40 Co.	24,387	5,240,035
		921,725,627
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	233,311	9,682,407
Coty, Inc. Class A (a)	643,721	7,441,415
Cyanotech Corp. (a)	1,622	1,041
Edgewell Personal Care Co.	88,625	3,417,380
elf Beauty, Inc. (a)	89,998	12,483,623
Estee Lauder Companies, Inc. Class A	408,254	65,537,015
Guardion Health Sciences, Inc. (a)	430	3,406
Herbalife Ltd. (a)	171,973	2,583,034
Inter Parfums, Inc.	32,161	4,493,857
Kenvue, Inc.	3,036,216	69,984,779
LifeVantage Corp.	21,148	156,495
Mannatech, Inc.	422	5,385
MediFast, Inc.	19,366	1,633,328
Natural Alternatives International, Inc. (a)	2,209	13,630
Natural Health Trends Corp.	15,505	83,727
Nature's Sunshine Products, Inc. (a)	22,697	381,537
Nu Skin Enterprises, Inc. Class A	85,625	2,045,581
Olaplex Holdings, Inc. (a)	143,214	388,110
The Beauty Health Co. (a)(b)	160,438	988,298
The Honest Co., Inc. (a)	101,266	149,874
Thorne HealthTech, Inc. (a)	17,038	172,595
United-Guardian, Inc.	916	6,980
Upexi, Inc. (a)	2,441	4,418
USANA Health Sciences, Inc. (a)	19,729	1,268,377
Veru, Inc. (a)(b)	85,887	89,322
		183,015,614
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	24,359	34,346
Altria Group, Inc.	3,139,233	138,816,883
Philip Morris International, Inc.	2,731,517	262,389,523
Turning Point Brands, Inc.	27,584	679,118
Universal Corp.	43,626	2,077,470
Vector Group Ltd.	246,570	2,640,765
		406,638,105
TOTAL CONSUMER STAPLES		4,670,119,881
ENERGY - 4.5%
Energy Equipment & Services - 0.6%
Archrock, Inc.	234,887	3,004,205
Atlas Energy Solutions, Inc. (b)	29,639	631,014
Baker Hughes Co. Class A	1,779,882	64,413,930
Bristow Group, Inc. (a)	39,590	1,096,643
Cactus, Inc.	114,448	6,104,656
Championx Corp.	347,932	12,556,866
Core Laboratories, Inc.	79,796	1,918,296
Diamond Offshore Drilling, Inc. (a)	178,648	2,656,496
DMC Global, Inc. (a)	31,227	750,073
Dril-Quip, Inc. (a)	58,780	1,621,152
Energy Services of America Corp.	1,304	4,864
ENGlobal Corp. (a)(b)	22,963	7,484
Enservco Corp. (a)(b)	19,986	6,455
Expro Group Holdings NV (a)	127,426	2,995,785
Forum Energy Technologies, Inc. (a)	18,113	428,916
Geospace Technologies Corp. (a)	18,281	174,766
Gulf Island Fabrication, Inc. (a)	16,117	52,541
Halliburton Co.	1,582,352	61,110,434
Helix Energy Solutions Group, Inc. (a)	266,412	2,701,418
Helmerich & Payne, Inc.	179,942	7,195,881
Independence Contract Drilling, Inc. (a)(b)	17,283	49,429
KLX Energy Services Holdings, Inc. (a)	23,359	243,050
Liberty Oilfield Services, Inc. Class A	262,869	4,192,761
Mammoth Energy Services, Inc. (a)	36,336	168,236
MIND Technology, Inc. (a)	16,422	9,967
Nabors Industries Ltd. (a)(b)	16,233	1,796,831
Natural Gas Services Group, Inc. (a)	16,673	181,069
NCS Multistage Holdings, Inc. (a)	1,463	24,739
Newpark Resources, Inc. (a)	149,750	895,505
Nextier Oilfield Solutions, Inc. (a)	267,096	2,833,889
Nine Energy Service, Inc. (a)(b)	20,239	93,099
Noble Corp. PLC	181,053	9,548,735
NOV, Inc.	693,295	14,649,323
Oceaneering International, Inc. (a)	182,891	4,168,086
Oil States International, Inc. (a)	112,351	880,832
Patterson-UTI Energy, Inc.	367,011	5,189,536
Profire Energy, Inc. (a)	58,998	158,115
ProFrac Holding Corp. (a)(b)	59,474	654,214
ProPetro Holding Corp. (a)	172,801	1,665,802
Ranger Energy Services, Inc. Class A	24,752	294,796
RPC, Inc.	145,806	1,164,990
Schlumberger Ltd.	2,507,782	147,858,827
SEACOR Marine Holdings, Inc. (a)	39,536	454,269
Select Water Solutions, Inc. Class A	139,617	1,123,917
Smart Sand, Inc. (a)	29,122	56,497
Solaris Oilfield Infrastructure, Inc. Class A	62,480	657,290
Superior Drilling Products, Inc. (a)	18,281	15,842
TechnipFMC PLC	777,248	14,798,802
TETRA Technologies, Inc. (a)	210,342	1,154,778
Tidewater, Inc. (a)	92,732	6,030,362
Transocean Ltd. (United States) (a)(b)	1,234,072	10,094,709
U.S. Silica Holdings, Inc. (a)	138,308	1,705,338
Valaris Ltd. (a)	106,092	7,990,849
Weatherford International PLC (a)	116,253	10,290,716
		420,527,075
Oil, Gas & Consumable Fuels - 3.9%
Adams Resources & Energy, Inc.	4,141	151,147
Aemetis, Inc. (a)(b)	55,466	277,885
American Resources Corp. (a)(b)	93,679	123,656
Amplify Energy Corp. (a)	64,460	421,568
Antero Midstream GP LP	594,241	7,202,201
Antero Resources Corp. (a)	483,094	13,367,211
APA Corp.	544,858	23,886,575
Barnwell Industries, Inc.	2,008	5,361
Battalion Oil Corp. (a)	7,330	42,441
Berry Corp.	115,341	988,472
Bitnile Metaverse, Inc. (a)(b)	1,289	1,225
California Resources Corp.	122,724	6,852,908
Callon Petroleum Co. (a)(b)	89,849	3,524,776
Camber Energy, Inc. (a)(b)	14,885	6,101
Centrus Energy Corp. Class A (a)	22,136	1,050,575
Cheniere Energy, Inc.	427,355	69,744,336
Chesapeake Energy Corp. (b)	189,335	16,701,240
Chevron Corp.	3,133,252	504,766,897
Chord Energy Corp.	72,991	11,788,047
Civitas Resources, Inc.	88,352	7,264,301
Clean Energy Fuels Corp. (a)(b)	301,483	1,284,318
Clean Energy Technologies, Inc. (a)(b)	38,725	59,637
CNX Resources Corp. (a)(b)	295,092	6,595,306
Comstock Mining, Inc. (a)	126,992	49,654
Comstock Resources, Inc.	158,621	1,944,693
ConocoPhillips Co.	2,130,825	253,632,100
CONSOL Energy, Inc.	56,635	4,872,875
Coterra Energy, Inc.	1,335,880	37,658,457
Crescent Energy, Inc. Class A (b)	71,055	968,480
CVR Energy, Inc.	50,431	1,649,094
Delek U.S. Holdings, Inc.	115,519	2,974,614
Denbury, Inc. (a)	88,221	8,079,279
Devon Energy Corp.	1,127,055	57,581,240
Diamondback Energy, Inc.	318,138	48,286,986
Dorian LPG Ltd. (b)	55,994	1,444,645
DT Midstream, Inc.	169,144	8,844,540
Earthstone Energy, Inc. (a)	66,360	1,352,417
Empire Petroleum Corp. (a)	18,448	161,236
Enviva, Inc. (b)	53,758	494,574
EOG Resources, Inc.	1,028,689	132,309,979
Epsilon Energy Ltd.	30,870	166,698
EQT Corp.	636,294	27,500,627
Equitrans Midstream Corp.	761,653	7,311,869
Evolution Petroleum Corp.	55,563	470,063
Excelerate Energy, Inc.	29,432	547,435
Exxon Mobil Corp.	7,116,182	791,248,277
Gevo, Inc. (a)(b)	391,448	512,797
Granite Ridge Resources, Inc.	25,487	188,604
Green Plains, Inc. (a)	107,610	3,340,214
Gulfport Energy Corp. (a)	19,530	2,304,540
Hallador Energy Co. (a)	41,674	447,579
Hess Corp.	485,185	74,961,083
HF Sinclair Corp.	226,369	12,470,668
HighPeak Energy, Inc. (b)	23,742	349,720
Houston American Energy Corp. (a)(b)	17,123	33,047
International Seaways, Inc.	72,695	3,123,704
Kinder Morgan, Inc.	3,463,597	59,643,140
Kinetik Holdings, Inc. (b)	43,865	1,540,100
Kosmos Energy Ltd. (a)	818,532	5,958,913
Lightbridge Corp. (a)(b)	43,795	190,508
Magnolia Oil & Gas Corp. Class A	297,970	6,793,716
Marathon Oil Corp.	1,087,248	28,648,985
Marathon Petroleum Corp.	746,112	106,522,410
Matador Resources Co.	199,779	12,685,967
Murphy Oil Corp.	257,798	11,704,029
NACCO Industries, Inc. Class A	7,470	243,522
New Fortress Energy, Inc.	83,621	2,595,596
Nextdecade Corp. (a)(b)	104,496	634,291
Northern Oil & Gas, Inc.	144,017	6,024,231
Occidental Petroleum Corp.	1,263,059	79,307,475
ONEOK, Inc.	785,194	51,194,649
OPAL Fuels, Inc. (a)	11,193	78,015
Overseas Shipholding Group, Inc. (a)	117,734	518,030
Ovintiv, Inc.	429,094	20,150,254
Par Pacific Holdings, Inc. (a)	98,019	3,366,953
PBF Energy, Inc. Class A	192,928	9,046,394
Peabody Energy Corp. (b)	206,039	4,446,322
Pedevco Corp. (a)	45,076	42,867
Permian Resource Corp. Class A	425,121	6,028,216
Phillips 66 Co.	807,137	92,142,760
Phx Minerals, Inc. Class A	35,580	123,818
Pioneer Natural Resources Co.	411,174	97,830,630
PrimeEnergy Corp. (a)	944	91,568
Range Resources Corp.	425,210	13,768,300
Rex American Resources Corp. (a)	26,922	1,063,150
Riley Exploration Permian, Inc.	6,788	227,330
Ring Energy, Inc. (a)(b)	186,993	353,417
SandRidge Energy, Inc.	55,728	891,091
SilverBow Resources, Inc. (a)	23,783	1,017,437
Sitio Royalties Corp.	139,125	3,533,775
SM Energy Co.	214,471	9,074,268
Southwestern Energy Co. (a)	1,938,716	13,144,494
Stabilis Solutions, Inc. (a)(b)	7,800	34,398
Talos Energy, Inc. (a)	187,960	3,236,671
Targa Resources Corp.	395,115	34,078,669
Tellurian, Inc. (a)(b)	893,896	1,001,164
Texas Pacific Land Corp.	10,852	20,453,307
The Williams Companies, Inc.	2,140,069	73,896,583
U.S. Energy Corp.	20,023	26,631
Uranium Energy Corp. (a)(b)	688,721	2,975,275
VAALCO Energy, Inc.	187,070	774,470
Valero Energy Corp.	635,983	82,614,192
Verde Clean Fuels, Inc. (a)(b)	10,860	45,938
Vertex Energy, Inc. (a)(b)	102,087	432,849
Vital Energy, Inc. (a)(b)	32,539	1,961,776
Vitesse Energy, Inc. (b)	41,896	973,663
W&T Offshore, Inc. (a)	161,685	659,675
World Kinect Corp.	112,147	2,456,019
		3,039,635,873
TOTAL ENERGY		3,460,162,948
FINANCIALS - 13.0%
Banks - 3.2%
1895 Bancorp of Wisconsin, Inc. (a)	15,889	116,466
1st Source Corp.	29,928	1,337,482
ACNB Corp.	13,867	441,387
Affinity Bancshares, Inc. (a)	1,660	24,601
Amalgamated Financial Corp.	30,726	550,610
Amerant Bancorp, Inc. Class A	48,638	912,935
American National Bankshares, Inc.	19,270	755,384
Ameris Bancorp	116,982	4,767,017
Ames National Corp.	13,473	241,840
Arrow Financial Corp.	27,316	481,035
Associated Banc-Corp.	265,583	4,602,553
Atlantic Union Bankshares Corp.	134,396	3,990,217
Auburn National Bancorp., Inc.	4,890	107,629
Axos Financial, Inc. (a)	94,742	4,082,433
Banc of California, Inc.	92,601	1,160,291
BancFirst Corp.	30,950	2,958,201
Bancorp, Inc., Delaware (a)	99,056	3,636,346
Bank First National Corp.	14,772	1,146,750
Bank of America Corp.	12,205,695	349,937,276
Bank of Hawaii Corp. (b)	69,495	3,734,661
Bank of Marin Bancorp	24,756	465,908
Bank of South Carolina Corp.	10,872	136,335
Bank of the James Financial Group, Inc.	10,484	112,388
Bank OZK	191,908	7,708,944
Bank7 Corp.	5,031	126,379
BankFinancial Corp.	12,817	113,046
BankUnited, Inc.	131,783	3,459,304
Bankwell Financial Group, Inc.	9,808	255,204
Banner Corp.	61,976	2,699,055
Bar Harbor Bankshares	28,077	697,433
BayCom Corp.	17,944	345,781
BayFirst Financial Corp.	7,293	99,331
BCB Bancorp, Inc.	24,133	274,634
Berkshire Hills Bancorp, Inc.	79,586	1,663,347
Blue Foundry Bancorp (a)	44,743	413,873
Blue Ridge Bankshares, Inc.	28,307	224,191
Bogota Financial Corp. (a)	308	2,310
BOK Financial Corp.	51,986	4,320,556
Bridgewater Bancshares, Inc. (a)	40,020	418,609
Broadway Financial Corp. (a)	90,618	81,565
Brookline Bancorp, Inc., Delaware	163,533	1,565,011
Business First Bancshares, Inc.	43,033	880,025
Byline Bancorp, Inc.	39,282	831,993
C & F Financial Corp.	5,414	288,674
Cadence Bank	324,879	7,433,232
California Bancorp, Inc. (a)	9,211	172,522
Cambridge Bancorp	15,767	838,962
Camden National Corp.	24,222	794,239
Capital Bancorp, Inc.	14,582	279,245
Capital City Bank Group, Inc.	21,876	667,437
Capitol Federal Financial, Inc.	219,873	1,246,680
Capstar Financial Holdings, Inc.	31,481	411,142
Carter Bankshares, Inc. (a)	39,560	566,104
Catalyst Bancorp, Inc. (a)	460	5,520
Cathay General Bancorp	125,474	4,470,639
CB Financial Services, Inc.	7,002	151,313
Central Pacific Financial Corp.	48,171	817,462
Central Valley Community Bancorp	17,684	258,540
Cf Bankshares, Inc.	562	10,307
Chemung Financial Corp. (b)	5,616	220,653
ChoiceOne Financial Services, Inc.	11,290	271,412
Citigroup, Inc.	3,424,878	141,413,213
Citizens & Northern Corp.	27,787	502,111
Citizens Community Bancorp, Inc.	5,207	53,997
Citizens Financial Group, Inc.	848,896	23,879,444
Citizens Financial Services, Inc.	8,550	468,027
Citizens Holding Co.	9,876	100,834
City Holding Co.	27,037	2,470,100
Civista Bancshares, Inc.	27,243	462,859
CNB Financial Corp., Pennsylvania	32,117	584,851
Coastal Financial Corp. of Washington (a)	19,684	867,080
Codorus Valley Bancorp, Inc.	14,948	302,697
Colony Bankcorp, Inc.	22,325	232,403
Columbia Banking Systems, Inc.	371,962	7,617,782
Columbia Financial, Inc. (a)(b)	56,275	965,679
Comerica, Inc.	231,226	11,124,283
Commerce Bancshares, Inc.	199,550	9,795,910
Community Bank System, Inc.	97,311	4,627,138
Community Trust Bancorp, Inc.	27,110	962,405
Community West Bancshares	6,201	79,311
ConnectOne Bancorp, Inc.	63,313	1,210,545
CrossFirst Bankshares, Inc. (a)	79,402	853,572
Cullen/Frost Bankers, Inc.	113,573	10,736,056
Cullman Bancorp, Inc.	14,044	151,113
Customers Bancorp, Inc. (a)	53,768	1,889,408
CVB Financial Corp.	238,639	4,166,637
Dime Community Bancshares, Inc.	55,613	1,185,113
Eagle Bancorp Montana, Inc.	7,301	92,285
Eagle Bancorp, Inc.	54,074	1,301,020
East West Bancorp, Inc.	251,291	13,906,444
Eastern Bankshares, Inc.	277,653	3,737,209
ECB Bancorp, Inc. (a)	16,159	198,109
Enterprise Bancorp, Inc.	14,007	405,363
Enterprise Financial Services Corp.	65,162	2,522,421
Equity Bancshares, Inc.	23,831	596,252
Esquire Financial Holdings, Inc.	12,064	564,113
ESSA Bancorp, Inc.	12,567	199,941
Evans Bancorp, Inc.	9,625	272,580
Farmers & Merchants Bancorp, Inc.	20,518	391,894
Farmers National Banc Corp.	63,290	803,783
FB Financial Corp.	64,376	1,955,743
Fidelity D & D Bancorp, Inc.	6,814	322,881
Fifth Third Bancorp	1,195,639	31,744,215
Financial Institutions, Inc.	25,058	438,515
Finward Bancorp	4,266	88,434
FinWise BanCorp (a)(b)	16,384	156,140
First Bancorp, North Carolina	75,055	2,224,630
First Bancorp, Puerto Rico	320,085	4,436,378
First Bancshares, Inc.	48,829	1,386,255
First Bank Hamilton New Jersey	29,660	339,310
First Busey Corp.	88,598	1,789,680
First Business Finance Services, Inc.	10,141	319,746
First Capital, Inc. (b)	5,994	197,203
First Citizens Bancshares, Inc.	20,907	28,441,883
First Commonwealth Financial Corp.	189,875	2,481,666
First Community Bankshares, Inc.	30,809	952,922
First Community Corp.	10,467	180,870
First Financial Bancorp, Ohio	165,743	3,444,140
First Financial Bankshares, Inc.	228,374	6,558,901
First Financial Corp., Indiana	17,800	653,616
First Financial Northwest, Inc.	16,857	210,713
First Foundation, Inc.	90,128	708,406
First Guaranty Bancshares, Inc.	7,645	84,860
First Hawaiian, Inc.	226,015	4,273,944
First Horizon National Corp.	953,638	11,968,157
First Internet Bancorp	13,430	258,662
First Interstate Bancsystem, Inc.	162,497	4,210,297
First Merchants Corp.	111,133	3,316,209
First Mid-Illinois Bancshares, Inc.	31,128	870,650
First National Corp.	8,422	141,405
First Northwest Bancorp	14,734	190,069
First of Long Island Corp.	34,934	456,238
First Savings Financial Group, Inc.	2,120	33,856
First U.S. Bancshares, Inc.	1,526	13,307
First United Corp.	8,158	132,404
First Western Financial, Inc. (a)	10,890	221,285
Five Star Bancorp	19,400	424,084
Flushing Financial Corp.	46,712	659,573
FNB Corp., Pennsylvania	633,692	7,369,838
FNCB Bancorp, Inc.	22,633	130,366
Franklin Financial Services Corp.	7,031	203,758
FS Bancorp, Inc.	11,436	339,077
Fulton Financial Corp.	289,679	3,861,421
FVCBankcorp, Inc. (a)	26,097	317,600
German American Bancorp, Inc.	49,323	1,426,914
Glacier Bancorp, Inc.	197,203	5,957,503
Great Southern Bancorp, Inc.	14,610	737,367
Greene County Bancorp, Inc.	11,912	343,185
Guaranty Bancshares, Inc. Texas	16,206	467,867
Hancock Whitney Corp.	151,768	6,260,430
Hanmi Financial Corp.	52,122	902,753
HarborOne Bancorp, Inc.	71,316	711,021
Hawthorn Bancshares, Inc.	9,175	151,388
HBT Financial, Inc.	20,193	377,609
Heartland Financial U.S.A., Inc.	72,677	2,226,823
Heritage Commerce Corp.	119,086	1,032,476
Heritage Financial Corp., Washington	58,219	1,002,531
Hilltop Holdings, Inc.	80,036	2,432,294
Hingham Institution for Savings (b)	2,412	480,446
HMN Financial, Inc.	8,156	160,265
Home Bancorp, Inc.	11,351	370,724
Home Bancshares, Inc.	332,218	7,368,595
Home Federal Bancorp, Inc.	1,185	17,787
HomeStreet, Inc.	30,534	288,546
HomeTrust Bancshares, Inc.	25,888	591,541
Hope Bancorp, Inc.	213,578	2,065,299
Horizon Bancorp, Inc. Indiana	69,865	781,789
Huntington Bancshares, Inc.	2,543,812	28,210,875
IF Bancorp, Inc.	4,130	61,909
Independent Bank Corp.	39,714	758,140
Independent Bank Corp.	77,967	4,211,777
Independent Bank Group, Inc.	61,557	2,597,705
International Bancshares Corp.	92,344	4,135,164
Investar Holding Corp.	15,702	205,696
John Marshall Bankcorp, Inc.	22,510	397,752
JPMorgan Chase & Co.	5,143,203	752,604,895
Kearny Financial Corp.	121,228	898,299
KeyCorp	1,643,595	18,621,931
Lakeland Bancorp, Inc.	112,936	1,525,765
Lakeland Financial Corp.	44,733	2,331,931
Landmark Bancorp, Inc.	8,363	160,486
LCNB Corp.	17,540	261,521
LINKBANCORP, Inc.	13,965	97,755
Live Oak Bancshares, Inc.	59,319	1,918,376
Luther Burbank Corp.	10,352	94,100
M&T Bank Corp.	292,877	36,624,269
Macatawa Bank Corp.	40,525	371,209
Magyar Bancorp, Inc.	12,011	131,400
Mainstreet Bancshares, Inc.	9,609	217,356
Mercantile Bank Corp.	23,539	785,732
Meridian Corp.	12,304	143,957
Metrocity Bankshares, Inc.	29,056	566,592
Metropolitan Bank Holding Corp. (a)	18,894	752,170
Mid Penn Bancorp, Inc.	20,755	454,327
Middlefield Banc Corp.	12,570	325,940
Midland States Bancorp, Inc.	36,328	806,482
MidWestOne Financial Group, Inc.	23,660	505,378
MVB Financial Corp.	18,523	436,031
National Bank Holdings Corp.	66,366	2,093,184
National Bankshares, Inc. (b)	11,039	290,546
NBT Bancorp, Inc.	82,389	2,835,829
New York Community Bancorp, Inc.	1,272,247	15,623,193
Nicolet Bankshares, Inc.	24,217	1,835,891
Northeast Bank	10,980	466,540
Northeast Community Bancorp, Inc. (b)	25,251	400,481
Northfield Bancorp, Inc.	70,790	746,127
Northrim Bancorp, Inc.	9,472	393,372
Northwest Bancshares, Inc.	223,918	2,463,098
Norwood Financial Corp. (b)	11,832	321,002
Oak Valley Bancorp Oakdale California	9,903	248,664
OceanFirst Financial Corp.	110,342	1,861,470
OFG Bancorp	85,671	2,583,837
Ohio Valley Banc Corp.	8,521	206,634
Old National Bancorp, Indiana	512,253	7,816,981
Old Point Financial Corp.	6,824	124,402
Old Second Bancorp, Inc.	76,007	1,099,821
OP Bancorp	17,234	162,689
Orange County Bancorp, Inc.	8,338	387,634
Origin Bancorp, Inc.	49,524	1,519,892
Orrstown Financial Services, Inc.	17,921	387,094
Pacific Premier Bancorp, Inc.	175,693	4,044,453
PacWest Bancorp	210,234	1,671,360
Park National Corp.	24,944	2,538,301
Parke Bancorp, Inc.	17,798	307,371
Partners Bancorp	10,511	79,884
Pathfinder Bancorp, Inc.	4,716	62,723
Pathward Financial, Inc.	48,474	2,388,314
Patriot National Bancorp, Inc. (a)	606	4,884
PCB Bancorp	21,803	349,938
Peapack-Gladstone Financial Corp.	27,332	745,344
Penns Woods Bancorp, Inc.	11,259	293,184
Peoples Bancorp of North Carolina	7,324	154,243
Peoples Bancorp, Inc.	58,723	1,513,292
Peoples Financial Services Corp.	11,159	486,532
Pinnacle Financial Partners, Inc.	136,023	9,053,691
Pioneer Bancorp, Inc. (a)	8,112	73,089
Plumas Bancorp	9,307	325,187
PNC Financial Services Group, Inc.	703,026	84,876,329
Ponce Financial Group, Inc. (a)	36,871	294,599
Popular, Inc.	126,725	8,652,783
Preferred Bank, Los Angeles	25,407	1,578,029
Premier Financial Corp.	64,269	1,210,828
Primis Financial Corp.	33,221	295,002
Princeton Bancorp, Inc.	6,958	203,661
Prosperity Bancshares, Inc.	165,945	9,427,335
Provident Bancorp, Inc.	26,851	263,677
Provident Financial Holdings, Inc. (b)	15,190	199,749
Provident Financial Services, Inc.	131,514	2,167,351
QCR Holdings, Inc.	31,499	1,652,438
RBB Bancorp	22,913	312,304
Red River Bancshares, Inc.	7,494	354,316
Regions Financial Corp.	1,654,737	30,347,877
Renasant Corp.	98,949	2,755,730
Republic Bancorp, Inc., Kentucky Class A	14,626	649,979
Rhinebeck Bancorp, Inc. (a)(b)	726	5,082
Richmond Mutual Bancorp., Inc.	20,641	234,688
Riverview Bancorp, Inc.	36,754	217,584
S&T Bancorp, Inc.	68,469	1,939,727
Sandy Spring Bancorp, Inc.	80,730	1,795,435
SB Financial Group, Inc.	11,350	163,440
Seacoast Banking Corp., Florida	155,356	3,667,955
ServisFirst Bancshares, Inc.	86,560	4,850,822
Shore Bancshares, Inc.	46,975	520,483
Sierra Bancorp	21,170	420,860
Simmons First National Corp. Class A	229,693	4,093,129
SmartFinancial, Inc.	25,926	590,335
Sound Financial Bancorp, Inc.	3,400	127,738
South Plains Financial, Inc.	20,105	527,354
Southern First Bancshares, Inc. (a)	13,815	388,340
Southern Missouri Bancorp, Inc.	15,520	656,496
Southern States Bancshares, Inc.	11,495	263,350
Southside Bancshares, Inc.	51,280	1,543,528
Southstate Corp.	133,564	9,656,677
Stellar Bancorp, Inc.	85,100	1,810,077
Sterling Bancorp, Inc. (a)	29,851	175,822
Stock Yards Bancorp, Inc.	52,297	2,395,203
Summit Financial Group, Inc.	18,406	452,788
Summit State Bank	8,818	139,413
Synovus Financial Corp.	256,962	7,955,544
TC Bancshares, Inc.	8,801	119,254
Territorial Bancorp, Inc.	11,796	121,145
Texas Capital Bancshares, Inc. (a)	84,772	5,293,164
The First Bancorp, Inc.	14,713	362,234
Third Coast Bancshares, Inc. (a)	22,790	428,908
Timberland Bancorp, Inc./Washington	13,115	371,941
Tompkins Financial Corp.	23,897	1,240,971
TowneBank	126,601	2,987,784
Trico Bancshares	56,604	1,943,781
Triumph Bancorp, Inc. (a)	38,327	2,461,743
Truist Financial Corp.	2,346,297	71,679,373
Trustco Bank Corp., New York	31,580	899,083
Trustmark Corp.	110,460	2,544,998
U.S. Bancorp	2,456,487	89,735,470
UMB Financial Corp.	76,239	4,819,067
Union Bankshares, Inc.	7,001	156,122
United Bancorp, Inc.	8,541	99,503
United Bankshares, Inc., West Virginia	236,497	7,113,830
United Community Bank, Inc.	206,347	5,571,369
United Security Bancshares, California	17,486	125,200
Unity Bancorp, Inc.	5,135	124,087
Univest Corp. of Pennsylvania	49,540	891,225
USCB Financial Holdings, Inc. (a)	20,539	225,313
Valley National Bancorp	747,155	6,858,883
Veritex Holdings, Inc.	100,608	1,892,436
Village Bank & Trust Financial Corp.	98	4,410
Virginia National Bankshares C	7,832	258,769
Washington Federal, Inc.	115,592	3,141,791
Washington Trust Bancorp, Inc.	28,510	798,280
Webster Financial Corp.	307,661	13,047,903
Wells Fargo & Co.	6,606,656	272,788,826
WesBanco, Inc.	103,697	2,629,756
West Bancorp., Inc.	26,436	489,595
Westamerica Bancorp.	46,150	2,031,985
Western Alliance Bancorp.	192,286	9,616,223
Western New England Bancorp, Inc.	31,628	199,256
William Penn Bancorp, Inc. (b)	19,408	239,107
Wintrust Financial Corp.	107,324	8,329,416
WSFS Financial Corp.	106,879	4,200,345
Zions Bancorp NA	263,387	9,350,239
		2,501,344,594
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	64,052	8,583,609
Alti Global, Inc. Class A (a)(b)	43,953	321,296
Ameriprise Financial, Inc.	182,889	61,739,669
Ares Management Corp.	283,659	29,341,687
Artisan Partners Asset Management, Inc.	120,495	4,629,418
Ashford, Inc. (a)	2,235	19,746
Assetmark Financial Holdings, Inc. (a)	36,211	1,046,136
Associated Capital Group, Inc.	5,126	186,791
Avantax, Inc. (a)	69,009	1,443,668
B. Riley Financial, Inc.	27,652	1,415,921
Bakkt Holdings, Inc. Class A (a)(b)	117,074	161,562
Bank of New York Mellon Corp.	1,262,629	56,654,163
BGC Group, Inc. Class A	597,411	2,951,210
BlackRock, Inc. Class A	263,606	184,666,547
Blackstone, Inc.	1,241,395	132,047,186
Blue Owl Capital, Inc. Class A	631,195	7,542,780
Bridge Investment Group Holdings, Inc.	55,691	561,365
BrightSphere Investment Group, Inc.	53,057	1,098,810
Carlyle Group LP	381,142	12,329,944
Cboe Global Markets, Inc.	185,951	27,838,724
Charles Schwab Corp.	2,615,992	154,735,927
CME Group, Inc.	633,336	128,364,540
Cohen & Co., Inc. (b)	486	5,453
Cohen & Steers, Inc.	43,360	2,826,205
Coinbase Global, Inc. (a)(b)	292,166	23,256,414
Diamond Hill Investment Group, Inc.	5,507	929,361
Donnelley Financial Solutions, Inc. (a)	45,246	2,229,270
Evercore, Inc. Class A	61,938	8,674,417
FactSet Research Systems, Inc.	67,547	29,478,186
Federated Hermes, Inc.	149,192	5,185,914
Focus Financial Partners, Inc. Class A (a)	101,201	5,363,653
Forge Global Holdings, Inc. Class A (a)(b)	173,310	424,610
Franklin Resources, Inc.	502,125	13,426,823
GCM Grosvenor, Inc. Class A	75,690	578,272
Goldman Sachs Group, Inc.	585,069	191,732,962
Greenhill & Co., Inc.	26,471	390,447
Hamilton Lane, Inc. Class A	64,351	5,971,129
Heritage Global, Inc. (a)	48,795	162,487
Houlihan Lokey	88,877	9,362,303
Interactive Brokers Group, Inc.	181,791	16,557,524
Intercontinental Exchange, Inc.	983,940	116,095,081
Invesco Ltd.	804,299	12,804,440
Janus Henderson Group PLC	231,566	6,361,118
Jefferies Financial Group, Inc.	325,673	11,623,269
KKR & Co. LP	1,014,283	63,707,115
Lazard Ltd. Class A	196,312	6,819,879
LPL Financial	136,600	31,498,594
MarketAxess Holdings, Inc.	66,329	15,980,646
MarketWise, Inc. Class A	32,026	43,235
Moelis & Co. Class A	115,629	5,481,971
Moody's Corp.	277,608	93,498,374
Morgan Stanley	2,292,726	195,225,619
Morningstar, Inc.	44,363	10,321,939
MSCI, Inc.	140,895	76,593,340
NASDAQ, Inc.	595,275	31,240,032
Northern Trust Corp.	366,650	27,891,066
Open Lending Corp. (a)	181,930	1,500,923
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	522,808
P10, Inc.	70,465	849,103
Perella Weinberg Partners Class A	80,733	850,118
Piper Jaffray Companies	25,390	3,782,602
PJT Partners, Inc.	44,318	3,500,679
Raymond James Financial, Inc.	335,489	35,088,795
Robinhood Markets, Inc. (a)	922,852	10,049,858
S&P Global, Inc.	577,282	225,636,443
Safeguard Scientifics, Inc. (a)(b)	30,517	34,179
Sculptor Capital Management, Inc. Class A	34,842	404,864
SEI Investments Co.	179,173	11,119,476
Siebert Financial Corp. (a)(b)	8,951	18,797
Silvercrest Asset Management Group Class A	19,532	376,382
State Street Corp.	587,479	40,383,306
StepStone Group, Inc. Class A	91,441	2,822,784
Stifel Financial Corp.	186,210	12,107,374
StoneX Group, Inc. (a)	31,074	2,917,227
T. Rowe Price Group, Inc.	394,671	44,293,926
TPG, Inc.	94,068	2,645,192
Tradeweb Markets, Inc. Class A	201,540	17,419,102
U.S. Global Investors, Inc. Class A	16,788	50,532
Value Line, Inc.	1,293	69,059
Victory Capital Holdings, Inc.	47,470	1,633,917
Virtu Financial, Inc. Class A	157,030	2,942,742
Virtus Investment Partners, Inc.	12,572	2,603,661
Westwood Holdings Group, Inc.	13,508	137,782
WisdomTree Investments, Inc.	197,978	1,445,239
		2,264,628,717
Consumer Finance - 0.5%
Ally Financial, Inc.	530,778	14,697,243
American Express Co.	1,046,776	165,380,140
Atlanticus Holdings Corp. (a)(b)	8,957	312,599
Bread Financial Holdings, Inc.	88,956	3,342,966
Capital One Financial Corp.	672,784	68,886,354
Consumer Portfolio Services, Inc. (a)(b)	16,212	150,285
Credit Acceptance Corp. (a)(b)	10,660	5,348,868
CURO Group Holdings Corp.	29,847	32,235
Discover Financial Services	446,512	40,217,336
Encore Capital Group, Inc. (a)(b)	40,379	1,892,160
Enova International, Inc. (a)	55,196	2,784,638
EZCORP, Inc. (non-vtg.) Class A (a)(b)	87,514	735,993
FirstCash Holdings, Inc.	64,527	5,763,552
Green Dot Corp. Class A (a)	79,879	1,185,404
Katapult Holdings, Inc. (a)(b)	5,640	75,012
LendingClub Corp. (a)	197,668	1,375,769
LendingTree, Inc. (a)	18,680	353,239
Medallion Financial Corp. (b)	35,405	297,402
MoneyLion, Inc. (a)(b)	6,702	149,991
Navient Corp.	170,468	3,008,760
Nelnet, Inc. Class A	31,423	2,886,203
NerdWallet, Inc. (a)	55,887	502,983
Nicholas Financial, Inc. (a)(b)	4,023	20,236
OneMain Holdings, Inc.	211,767	8,790,448
Oportun Financial Corp. (a)	48,533	339,731
OppFi, Inc. Class A (a)(b)	14,917	38,486
PRA Group, Inc. (a)	67,326	1,311,510
PROG Holdings, Inc. (a)	83,087	2,849,884
Regional Management Corp.	15,004	412,310
SLM Corp.	429,744	6,119,555
SoFi Technologies, Inc. (a)(b)	1,453,375	12,586,228
Sunlight Financial Holdings, Inc. Class A (a)(b)	3,365	8,278
Synchrony Financial	756,724	24,427,051
Upstart Holdings, Inc. (a)(b)	123,533	3,974,057
World Acceptance Corp. (a)(b)	6,351	856,178
		381,113,084
Financial Services - 4.1%
A-Mark Precious Metals, Inc.	30,598	1,044,004
Acacia Research Corp. (a)	140,601	535,690
Affirm Holdings, Inc. (a)(b)	380,637	7,921,056
Alerus Financial Corp.	31,339	611,111
Apollo Global Management, Inc.	758,156	66,217,345
AppTech Payments Corp. (a)(b)	18,896	58,956
AvidXchange Holdings, Inc. (a)	238,699	2,453,826
Berkshire Hathaway, Inc. Class B (a)	3,137,838	1,130,249,248
Block, Inc. Class A (a)	955,128	55,063,129
BM Technologies, Inc. (a)(b)	21,878	35,005
Cannae Holdings, Inc. (a)	126,629	2,485,727
Cantaloupe, Inc. (a)	103,731	821,550
Cass Information Systems, Inc.	25,830	990,322
Corebridge Financial, Inc.	259,638	4,629,346
Enact Holdings, Inc.	48,605	1,393,019
Equitable Holdings, Inc.	582,386	16,772,717
Essent Group Ltd.	189,392	9,511,266
Euronet Worldwide, Inc. (a)	82,993	7,250,268
EVERTEC, Inc.	114,838	4,544,140
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	17,051	2,870,024
Fidelity National Information Services, Inc.	1,040,187	58,104,846
Finance of America Companies, Inc. (a)	79,830	113,359
Fiserv, Inc. (a)	1,086,360	131,873,240
FleetCor Technologies, Inc. (a)	129,917	35,302,346
FlexShopper, Inc. (a)	26,556	25,812
Flywire Corp. (a)	129,137	4,465,557
Global Payments, Inc.	460,118	58,292,349
Guild Holdings Co. Class A	23,456	282,410
i3 Verticals, Inc. Class A (a)	41,003	969,721
International Money Express, Inc. (a)	59,138	1,023,087
Jack Henry & Associates, Inc.	128,564	20,156,264
Jackson Financial, Inc.	104,438	3,926,869
LM Funding America, Inc. (a)	11,991	6,909
loanDepot, Inc. (a)(b)	97,180	187,557
Marqeta, Inc. Class A (a)	772,563	4,751,262
MasterCard, Inc. Class A	1,472,684	607,688,326
Merchants Bancorp	45,538	1,328,343
MGIC Investment Corp.	499,100	8,774,178
Mr. Cooper Group, Inc. (a)	119,318	6,760,558
Newtekone, Inc. (b)	50,948	912,479
NMI Holdings, Inc. (a)	148,825	4,259,372
Ocwen Financial Corp. (a)	12,933	391,353
Paymentus Holdings, Inc. (a)(b)	27,935	420,701
Payoneer Global, Inc. (a)	363,059	2,247,335
PayPal Holdings, Inc. (a)	1,964,219	122,783,330
Paysign, Inc. (a)	43,478	97,826
PennyMac Financial Services, Inc.	52,572	3,773,092
Priority Technology Holdings, Inc. (a)	16,070	59,620
Radian Group, Inc.	272,834	7,388,345
Remitly Global, Inc. (a)	178,968	4,501,045
Repay Holdings Corp. (a)	132,743	1,223,890
Rocket Companies, Inc. (a)(b)	217,931	2,327,503
Ryvyl, Inc. (a)(b)	53,497	63,661
Security National Financial Corp. Class A	24,947	204,565
Shift4 Payments, Inc. (a)	99,889	5,672,696
SWK Holdings Corp. (a)(b)	8,653	136,285
TFS Financial Corp.	96,244	1,309,881
The Western Union Co.	660,675	8,159,336
Toast, Inc. (a)	592,096	13,126,768
Usio, Inc. (a)	20,216	33,154
UWM Holdings Corp. Class A (b)	157,254	937,234
Velocity Financial, Inc. (a)	35,698	442,298
Visa, Inc. Class A	2,847,809	699,649,715
Voya Financial, Inc.	174,494	12,158,742
Walker & Dunlop, Inc.	55,845	4,765,812
Waterstone Financial, Inc.	37,668	467,460
WEX, Inc. (a)	75,201	14,752,932
		3,171,757,172
Insurance - 2.2%
AFLAC, Inc.	966,600	72,079,362
Allstate Corp.	461,591	49,764,126
AMBAC Financial Group, Inc. (a)	85,213	1,097,543
American Coastal Insurance Cor (a)(b)	35,027	262,527
American Equity Investment Life Holding Co.	110,269	5,919,240
American Financial Group, Inc.	123,042	14,263,029
American International Group, Inc.	1,271,334	74,398,466
Amerisafe, Inc.	33,731	1,747,266
Aon PLC	359,456	119,839,036
Arch Capital Group Ltd. (a)	655,934	50,415,087
Argo Group International Holdings, Ltd.	60,545	1,801,214
Arthur J. Gallagher & Co.	376,477	86,770,419
Assurant, Inc.	93,801	13,069,293
Assured Guaranty Ltd.	107,119	6,302,882
Axis Capital Holdings Ltd.	136,370	7,481,258
Bright Health Group, Inc. (a)(b)	5,447	46,082
Brighthouse Financial, Inc. (a)	117,026	5,811,511
Brown & Brown, Inc.	412,874	30,593,963
BRP Group, Inc. (a)	118,215	3,143,337
Chubb Ltd.	728,507	146,335,201
Cincinnati Financial Corp.	276,871	29,290,183
Citizens, Inc. Class A (a)(b)	89,803	271,205
CNA Financial Corp.	48,693	1,915,096
CNO Financial Group, Inc.	204,504	4,785,394
Crawford & Co.:
Class A	27,890	298,702
Class B	16,135	158,607
Donegal Group, Inc. Class A	28,391	414,793
eHealth, Inc. (a)	49,391	386,238
Employers Holdings, Inc.	46,903	1,840,005
Enstar Group Ltd. (a)	23,969	6,071,108
Erie Indemnity Co. Class A	44,017	12,268,858
Everest Re Group Ltd.	75,404	27,196,715
F&G Annuities & Life, Inc.	32,144	909,997
Fidelity National Financial, Inc.	477,774	19,779,844
First American Financial Corp.	181,590	11,200,471
Genworth Financial, Inc. Class A (a)	847,082	4,904,605
Globe Life, Inc.	155,996	17,404,474
GoHealth, Inc. (a)(b)	8,887	141,214
Goosehead Insurance (a)	41,642	2,909,110
Greenlight Capital Re, Ltd. (a)	58,309	643,148
Hagerty, Inc. Class A (a)	54,191	495,306
Hallmark Financial Services, Inc. (a)	2,524	5,654
Hanover Insurance Group, Inc.	63,327	6,758,257
Hartford Financial Services Group, Inc.	545,716	39,193,323
HCI Group, Inc.	12,326	656,729
Heritage Insurance Holdings, Inc. (a)	42,724	226,864
Hippo Holdings, Inc. (a)(b)	26,928	268,741
Horace Mann Educators Corp.	69,703	1,997,688
Investors Title Co.	2,479	356,703
James River Group Holdings Ltd.	66,223	964,207
Kemper Corp.	115,259	5,413,715
Kingstone Companies, Inc.	8,338	17,010
Kingsway Financial Services, Inc. (a)	29,015	256,202
Kinsale Capital Group, Inc.	38,419	15,314,966
Lemonade, Inc. (a)(b)	82,390	1,133,686
Lincoln National Corp.	277,615	7,123,601
Loews Corp.	332,681	20,656,163
Maiden Holdings Ltd. (a)(b)	222,558	380,574
Markel Group, Inc. (a)	23,481	34,726,521
Marsh & McLennan Companies, Inc.	870,132	169,667,039
MBIA, Inc. (a)	80,780	637,354
Mercury General Corp.	48,377	1,384,066
MetLife, Inc.	1,129,961	71,571,730
Midwest Holding, Inc. (a)	3,369	88,672
National Western Life Group, Inc.	4,252	1,932,704
NI Holdings, Inc. (a)	9,696	123,721
Old Republic International Corp.	476,447	13,030,825
Oscar Health, Inc. (a)	197,722	1,239,717
Palomar Holdings, Inc. (a)	43,491	2,218,476
Primerica, Inc.	63,754	12,812,004
Principal Financial Group, Inc.	398,194	30,943,656
ProAssurance Corp.	97,909	1,731,031
Progressive Corp.	1,029,505	137,408,032
Prudential Financial, Inc.	640,646	60,649,957
Reinsurance Group of America, Inc.	117,460	16,282,305
Reliance Global Group, Inc. (a)(b)	956	2,237
RenaissanceRe Holdings Ltd.	88,389	16,607,409
RLI Corp.	71,344	9,383,163
Root, Inc. (a)(b)	17,260	197,454
Ryan Specialty Group Holdings, Inc. (a)	163,850	7,987,688
Safety Insurance Group, Inc.	27,413	1,887,933
Selective Insurance Group, Inc.	106,634	10,579,159
Selectquote, Inc. (a)	218,234	266,245
Siriuspoint Ltd. (a)	151,223	1,672,526
Skyward Specialty Insurance Group, Inc. (b)	17,592	427,837
Stewart Information Services Corp.	46,718	2,163,978
The Travelers Companies, Inc.	405,822	65,430,681
Tiptree, Inc.	34,571	609,141
Trupanion, Inc. (a)(b)	61,171	1,818,614
United Fire Group, Inc.	38,899	769,033
Universal Insurance Holdings, Inc.	51,387	650,559
Unum Group	324,814	15,977,601
W.R. Berkley Corp.	354,977	21,958,877
White Mountains Insurance Group Ltd.	4,549	7,226,951
Willis Towers Watson PLC	186,736	38,609,535
		1,695,824,429
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	14,835	125,801
AG Mortgage Investment Trust, Inc.	73,225	485,482
AGNC Investment Corp.	1,005,698	9,966,467
Angel Oak Mortgage (REIT), Inc.	37,075	345,539
Annaly Capital Management, Inc.	848,268	17,194,392
Apollo Commercial Real Estate Finance, Inc.	217,728	2,377,590
Arbor Realty Trust, Inc. (b)	309,955	4,946,882
Ares Commercial Real Estate Corp.	93,983	972,724
Arlington Asset Investment Corp. (a)	55,812	257,851
Armour Residential REIT, Inc.	294,206	1,444,551
Blackstone Mortgage Trust, Inc. (b)	314,998	6,936,256
BrightSpire Capital, Inc.	267,720	1,863,331
Cherry Hill Mortgage Investment Corp.	33,950	133,763
Chimera Investment Corp.	437,020	2,643,971
Claros Mortgage Trust, Inc.	212,666	2,422,266
Dynex Capital, Inc.	92,808	1,202,792
Ellington Financial LLC	106,323	1,421,539
Ellington Residential Mortgage REIT	39,518	260,819
Franklin BSP Realty Trust, Inc.	148,382	2,098,121
Granite Point Mortgage Trust, Inc.	87,209	465,696
Great Ajax Corp.	33,856	228,528
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	183,577	4,106,617
Invesco Mortgage Capital, Inc.	64,775	728,719
KKR Real Estate Finance Trust, Inc.	121,085	1,514,773
Ladder Capital Corp. Class A	206,468	2,262,889
Lument Finance Trust, Inc.	80,044	169,693
Manhattan Bridge Capital, Inc.	23,826	114,365
MFA Financial, Inc.	174,026	1,907,325
New York Mortgage Trust, Inc.	196,664	1,872,241
Nexpoint Real Estate Finance, Inc.	25,428	434,565
Orchid Island Capital, Inc.	67,426	646,615
PennyMac Mortgage Investment Trust	162,599	2,180,453
Ready Capital Corp.	274,997	3,002,967
Redwood Trust, Inc.	279,426	2,238,202
Rithm Capital Corp.	832,096	8,578,910
Sachem Capital Corp.	68,047	236,123
Seven Hills Realty Trust	22,757	248,051
Starwood Property Trust, Inc. (b)	558,756	11,415,385
TPG RE Finance Trust, Inc.	130,015	977,713
Two Harbors Investment Corp.	162,633	2,239,456
Western Asset Mortgage Capital Corp.	23,203	250,592
		102,920,015
TOTAL FINANCIALS		10,117,588,011
HEALTH CARE - 13.0%
Biotechnology - 2.5%
180 Life Sciences Corp. (a)	1,915	1,264
2seventy bio, Inc. (a)	79,125	410,659
4D Molecular Therapeutics, Inc. (a)	61,434	1,000,146
89Bio, Inc. (a)	95,513	1,637,093
Aadi Bioscience, Inc. (a)	26,241	165,318
AbbVie, Inc.	3,103,147	456,038,483
Abeona Therapeutics, Inc. (a)(b)	23,597	104,535
Absci Corp. (a)	82,308	147,331
ACADIA Pharmaceuticals, Inc. (a)	218,812	5,912,300
Acelyrin, Inc.	56,621	1,434,210
Aceragen, Inc. (a)(b)(c)	5,354	2,061
Achieve Life Sciences, Inc. (a)(b)	30,451	151,037
Acorda Therapeutics, Inc. (a)(b)	520	6,214
Acrivon Therapeutics, Inc.	18,435	216,058
Actinium Pharmaceuticals, Inc. (a)(b)	66,671	400,693
Acumen Pharmaceuticals, Inc. (a)(b)	31,422	189,160
Acurx Pharmaceuticals, Inc. (a)(b)	20,097	38,787
Adicet Bio, Inc. (a)	52,104	104,208
ADMA Biologics, Inc. (a)	339,104	1,305,550
Adverum Biotechnologies, Inc. (a)	128,644	223,841
Aeglea BioTherapeutics, Inc. (a)	125,415	72,114
Aeglea BioTherapeutics, Inc. rights (a)(c)	125,415	1
Aerovate Therapeutics, Inc. (a)	16,077	255,464
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	0
Agenus, Inc. (a)	469,374	647,736
AgeX Therapeutics, Inc. (a)(b)	24,431	18,568
Agios Pharmaceuticals, Inc. (a)	107,318	2,943,733
Aileron Therapeutics, Inc. (a)	2,405	3,968
AIM ImmunoTech, Inc. (a)(b)	36,509	22,731
Akebia Therapeutics, Inc. (a)	329,003	457,314
Akero Therapeutics, Inc. (a)	63,296	3,141,380
Alaunos Therapeutics, Inc. (a)(b)	356,461	50,261
Aldeyra Therapeutics, Inc. (a)	96,860	722,576
Alector, Inc. (a)	112,966	615,665
Aligos Therapeutics, Inc. (a)	24,753	21,312
Alkermes PLC (a)	295,563	8,627,484
Allakos, Inc. (a)	115,448	332,490
Allogene Therapeutics, Inc. (a)(b)	150,895	586,982
Allovir, Inc. (a)(b)	76,721	240,137
Alnylam Pharmaceuticals, Inc. (a)	217,927	43,110,319
Alpine Immune Sciences, Inc. (a)	65,656	810,852
Altimmune, Inc. (a)	73,173	185,128
ALX Oncology Holdings, Inc. (a)(b)	35,269	150,246
Alzamend Neuro, Inc. (a)(b)	105,961	27,783
Amgen, Inc.	939,406	240,807,334
Amicus Therapeutics, Inc. (a)	463,186	5,938,045
AnaptysBio, Inc. (a)	48,431	953,122
Anavex Life Sciences Corp. (a)(b)	157,017	1,240,434
Anika Therapeutics, Inc. (a)	27,108	483,878
Anixa Biosciences, Inc. (a)	52,257	191,783
Annexon, Inc. (a)	69,367	190,759
Annovis Bio, Inc. (a)(b)	10,741	133,188
Apellis Pharmaceuticals, Inc. (a)	173,198	7,310,688
Applied Molecular Transport, Inc. (a)	28,241	6,159
Applied Therapeutics, Inc. (a)	76,735	102,058
Aprea Therapeutics, Inc. (a)(b)	833	3,074
Aptevo Therapeutics, Inc. (a)	5,943	2,615
AquaBounty Technologies, Inc. (a)(b)	111,133	30,450
Aravive, Inc. (a)(b)	46,160	6,878
Arbutus Biopharma Corp. (a)	302,603	614,284
ARCA Biopharma, Inc. (a)(b)	52,959	108,036
Arcellx, Inc. (a)	48,294	1,730,857
Arcturus Therapeutics Holdings, Inc. (a)	41,433	1,257,492
Arcus Biosciences, Inc. (a)	93,928	1,925,524
Arcutis Biotherapeutics, Inc. (a)	71,817	613,317
Ardelyx, Inc. (a)	366,630	1,561,844
Armata Pharmaceuticals, Inc. (a)	17,597	60,886
Arrowhead Pharmaceuticals, Inc. (a)	186,922	5,166,524
Ars Pharmaceuticals, Inc. (a)(b)	64,033	453,994
Assembly Biosciences, Inc. (a)	104,278	103,225
Astria Therapeutics, Inc. (a)	39,391	350,580
Atara Biotherapeutics, Inc. (a)	161,873	236,335
Athersys, Inc. (a)(b)	12,554	6,123
Atossa Therapeutics, Inc. (a)(b)	182,911	144,481
Atreca, Inc. (a)(b)	36,913	13,606
aTyr Pharma, Inc. (a)	182,869	310,877
Aura Biosciences, Inc. (a)	41,748	433,344
Avalo Therapeutics, Inc. (a)(b)	14,996	1,500
Avid Bioservices, Inc. (a)	114,518	1,351,312
Avidity Biosciences, Inc. (a)	115,811	875,531
Avita Medical, Inc. (a)	40,787	664,828
AVROBIO, Inc. (a)	47,959	72,898
Axcella Health, Inc. (a)	45,038	10,404
Aziyo Biologics, Inc. (a)	22,087	33,131
Beam Therapeutics, Inc. (a)(b)	105,914	2,455,087
Bellerophon Therapeutics, Inc. (a)	16,277	7,015
Bio-Path Holdings, Inc. (a)(b)	3,392	1,400
BioAtla, Inc. (a)(b)	65,025	163,213
BioCardia, Inc. (a)(b)	48,561	37,878
Biocept, Inc. (a)	488	420
BioCryst Pharmaceuticals, Inc. (a)(b)	352,836	2,508,664
Biogen, Inc. (a)	253,433	67,757,847
Biohaven Ltd.	112,838	2,063,807
BioMarin Pharmaceutical, Inc. (a)	328,341	30,003,801
Biomea Fusion, Inc. (a)	37,557	633,587
Biora Therapeutics, Inc. (a)	8,430	25,037
BioRestorative Therapies, Inc. (a)	16,306	35,873
BioVie, Inc. (a)(b)	18,541	57,663
BioXcel Therapeutics, Inc. (a)(b)	41,176	155,645
Black Diamond Therapeutics, Inc. (a)	27,214	91,711
bluebird bio, Inc. (a)(b)	173,967	655,856
Blueprint Medicines Corp. (a)	109,893	5,479,265
Bolt Biotherapeutics, Inc. (a)(b)	133,961	147,357
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	81,750
BridgeBio Pharma, Inc. (a)	214,465	6,414,648
C4 Therapeutics, Inc. (a)	72,875	211,338
Cabaletta Bio, Inc. (a)(b)	44,398	628,676
Candel Therapeutics, Inc. (a)(b)	29,522	36,017
Capricor Therapeutics, Inc. (a)	84,048	544,631
Cardiff Oncology, Inc. (a)	75,260	138,478
Cardio Diagnostics Holdings, Inc. (a)	12,639	6,826
CareDx, Inc. (a)	94,552	880,279
Caribou Biosciences, Inc. (a)(b)	90,338	532,091
Carisma Therapeutics, Inc. (b)	40,662	281,381
Carisma Therapeutics, Inc. rights (a)(c)	335,306	3
Catalyst Biosciences, Inc. (a)	35,667	19,963
Catalyst Biosciences, Inc. rights (a)(c)	35,667	0
Catalyst Pharmaceutical Partners, Inc. (a)	165,875	2,328,885
Cel-Sci Corp. (a)(b)	129,291	179,714
Celcuity, Inc. (a)(b)	21,180	201,634
Celldex Therapeutics, Inc. (a)	88,130	2,458,827
Cellectar Biosciences, Inc. (a)(b)	5,651	10,002
Celularity, Inc. Class A (a)	101,948	33,031
Century Therapeutics, Inc. (a)	36,598	90,763
Cerevel Therapeutics Holdings (a)	116,558	2,762,425
Cervomed, Inc. (a)(b)	1,124	6,654
Checkpoint Therapeutics, Inc. (a)(b)	24,502	49,249
Chimerix, Inc. (a)	156,538	178,453
Chinook Therapeutics, Inc. rights (a)(c)	14,580	0
Cibus, Inc. (a)	296	4,342
Cidara Therapeutics, Inc. (a)	123,525	96,856
Clene, Inc. (a)(b)	37,359	26,898
Coeptis Therapeutics Holdings (a)	22,919	24,065
Cogent Biosciences, Inc. (a)	145,338	1,774,577
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)	2,042	5,513
Coherus BioSciences, Inc. (a)(b)	109,415	583,182
Compass Therapeutics, Inc. (a)	165,047	384,560
ContraFect Corp. (a)	651	477
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	5,245	38,289
Corvus Pharmaceuticals, Inc. (a)(b)	58,129	123,233
Coya Therapeutics, Inc.	33,138	116,977
Crinetics Pharmaceuticals, Inc. (a)	73,024	1,264,776
CRISPR Therapeutics AG (a)(b)	141,334	7,068,113
Cue Biopharma, Inc. (a)(b)	65,487	177,470
Cullinan Oncology, Inc. (a)	44,855	464,249
Curis, Inc. (a)	130,100	72,752
Cyclerion Therapeutics, Inc. (a)	2,260	8,023
Cyclo Therapeutics, Inc. (a)(b)	5,309	8,839
Cyteir Therapeutics, Inc. (a)	6,729	18,505
Cytokinetics, Inc. (a)(b)	174,538	6,098,358
CytomX Therapeutics, Inc. (a)	119,731	179,597
Day One Biopharmaceuticals, Inc. (a)	71,048	958,438
Decibel Therapeutics, Inc. (a)	25,211	127,568
Deciphera Pharmaceuticals, Inc. (a)	94,159	1,321,992
Denali Therapeutics, Inc. (a)	200,438	4,628,113
DermTech, Inc. (a)(b)	39,764	91,457
Design Therapeutics, Inc. (a)	48,734	120,860
DiaMedica Therapeutics, Inc. (a)	22,097	65,186
Disc Medicine, Inc. (a)	11,009	582,927
Disc Medicine, Inc. rights (a)(c)	62,884	1
Dominari Holdings, Inc. (a)(b)	7,418	20,400
Dyadic International, Inc. (a)	37,918	71,665
Dynavax Technologies Corp. (a)(b)	215,319	3,091,981
Dyne Therapeutics, Inc. (a)	46,920	534,888
Eagle Pharmaceuticals, Inc. (a)	18,690	316,796
Edesa Biotech, Inc. (a)	8,424	7,135
Editas Medicine, Inc. (a)(b)	116,121	1,034,638
Effector Therapeutics, Inc. Class A (a)	9,490	6,909
Eiger Biopharmaceuticals, Inc. (a)(b)	71,583	61,841
Eledon Pharmaceuticals, Inc. (a)	18,468	28,071
Elevation Oncology, Inc. (a)	23,929	18,282
Eliem Therapeutics, Inc. (a)	7,452	19,748
Emergent BioSolutions, Inc. (a)	73,925	346,708
Enanta Pharmaceuticals, Inc. (a)	32,339	480,234
Ensysce Biosciences, Inc. (a)	63	118
Entrada Therapeutics, Inc. (a)	29,730	437,626
EQRx, Inc. (a)	465,295	1,065,526
Equillium, Inc. (a)(b)	21,675	17,557
Erasca, Inc. (a)	124,868	323,408
Eterna Therapeutics, Inc. (a)(b)	2,047	4,913
Evelo Biosciences, Inc. (a)(b)	5,092	33,658
Exact Sciences Corp. (a)	315,561	26,402,989
Exagen, Inc. (a)	10,039	25,298
Exelixis, Inc. (a)	573,505	12,840,777
Exicure, Inc. (a)(b)	4,479	4,076
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)(b)	137,174	344,307
FibroGen, Inc. (a)	152,876	146,761
Finch Therapeutics Group, Inc. (a)(b)	1,607	10,381
Foghorn Therapeutics, Inc. (a)	49,495	374,677
Forte Biosciences, Inc. (a)	16,638	13,811
Fortress Biotech, Inc. (a)(b)	118,327	41,414
Frequency Therapeutics, Inc. (a)(b)	54,830	26,318
Fresh Tracks Therapeutics, Inc. (a)(b)	2,082	1,332
G1 Therapeutics, Inc. (a)(b)	64,723	108,087
Gain Therapeutics, Inc. (a)	67,972	224,987
Galectin Therapeutics, Inc. (a)(b)	63,339	110,843
Galecto, Inc. (a)(b)	61,302	37,088
Galera Therapeutics, Inc. (a)(b)	37,969	7,973
Genelux Corp.	4,407	106,561
Generation Bio Co. (a)	110,592	528,630
Genprex, Inc. (a)(b)	68,088	35,385
GeoVax Labs, Inc. (a)(b)	8,310	4,792
Geron Corp. (a)	730,106	1,774,158
Gilead Sciences, Inc.	2,191,600	167,613,568
GlycoMimetics, Inc. (a)	81,160	129,856
Gossamer Bio, Inc. (a)(b)	128,134	133,259
Graphite Bio, Inc. (a)	51,627	114,612
Greenwich Lifesciences, Inc. (a)(b)	4,975	45,571
Gritstone Bio, Inc. (a)	128,367	233,628
Gt Biopharma, Inc. (a)(b)	29,786	7,774
Halozyme Therapeutics, Inc. (a)	231,786	9,864,812
Harpoon Therapeutics, Inc. (a)	34,224	35,593
HCW Biologics, Inc. (a)	29,023	52,532
Heron Therapeutics, Inc. (a)(b)	192,910	316,372
HilleVax, Inc. (a)(b)	20,917	279,033
Histogen, Inc. (a)	128	86
Homology Medicines, Inc. (a)(b)	61,627	73,952
Hookipa Pharma, Inc. (a)	77,302	50,633
Horizon Therapeutics PLC (a)	396,980	44,755,525
Humacyte, Inc. Class A (a)	86,972	333,103
iBio, Inc. (a)	13,734	4,148
Icosavax, Inc. (a)	34,725	268,772
Ideaya Biosciences, Inc. (a)	82,476	2,421,495
IGM Biosciences, Inc. (a)(b)	15,512	110,911
Immix Biopharma, Inc. (a)	4,692	9,525
Immucell Corp. (a)	13,848	63,839
Immuneering Corp. (a)(b)	32,248	290,554
Immunic, Inc. (a)(b)	72,193	120,562
ImmunityBio, Inc. (a)(b)	229,710	369,833
ImmunoGen, Inc. (a)	406,321	6,436,125
Immunome, Inc. (a)	11,659	75,201
Immunovant, Inc. (a)	102,585	2,329,705
Impel Pharmaceuticals, Inc. (a)(b)	20,297	9,337
Imunon, Inc. (a)	8,015	10,019
In8bio, Inc. (a)(b)	27,923	29,319
Incyte Corp. (a)	324,094	20,913,786
Infinity Pharmaceuticals, Inc. (a)(b)	116,752	10,624
Inhibrx, Inc. (a)(b)	56,591	1,211,047
Inmune Bio, Inc. (a)(b)	35,011	283,589
Inovio Pharmaceuticals, Inc. (a)(b)	429,722	193,332
Inozyme Pharma, Inc. (a)	37,524	183,868
Insmed, Inc. (a)	253,331	5,545,416
Instil Bio, Inc. (a)	105,722	47,691
Intellia Therapeutics, Inc. (a)	151,050	5,661,354
Intercept Pharmaceuticals, Inc. (a)(b)	61,740	668,644
Invivyd, Inc. (a)	91,440	170,078
Ionis Pharmaceuticals, Inc. (a)	255,207	10,277,186
Iovance Biotherapeutics, Inc. (a)	376,531	2,274,247
Ironwood Pharmaceuticals, Inc. Class A (a)	221,512	1,949,306
iTeos Therapeutics, Inc. (a)	41,197	497,042
Janux Therapeutics, Inc. (a)(b)	30,174	331,914
Jasper Therapeutics, Inc. (a)	198,278	243,882
Kalvista Pharmaceuticals, Inc. (a)	34,538	374,737
Karuna Therapeutics, Inc. (a)	54,048	10,148,052
Karyopharm Therapeutics, Inc. (a)(b)	177,504	227,205
Keros Therapeutics, Inc. (a)	29,958	1,051,825
Kezar Life Sciences, Inc. (a)	86,786	129,311
Kineta, Inc.	417	830
Kineta, Inc. rights (a)(c)	58,487	1
Kiniksa Pharmaceuticals Ltd. (a)	48,353	833,122
Kinnate Biopharma, Inc. (a)	27,233	60,730
Kintara Therapeutics, Inc. (a)(b)	1,381	6,284
Kodiak Sciences, Inc. (a)	53,766	118,285
Kronos Bio, Inc. (a)(b)	77,287	107,429
Krystal Biotech, Inc. (a)	39,035	4,859,077
Kura Oncology, Inc. (a)	111,092	1,103,144
Kymera Therapeutics, Inc. (a)(b)	74,197	1,415,679
Lantern Pharma, Inc. (a)	38,417	173,645
Larimar Therapeutics, Inc. (a)	44,620	165,986
Leap Therapeutics, Inc. (a)(b)	16,011	35,705
Lexicon Pharmaceuticals, Inc. (a)	158,120	271,966
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	338,642
Lisata Therapeutics, Inc. (a)(b)	3,262	7,111
Longeveron, Inc. (a)(b)	33,443	93,975
Longeveron, Inc. rights 9/21/23 (a)	167,215	4,749
Lumos Pharma, Inc. (a)	3,251	9,070
Lyell Immunopharma, Inc. (a)(b)	239,417	572,207
Macrogenics, Inc. (a)	92,923	433,021
Madrigal Pharmaceuticals, Inc. (a)	22,091	3,976,380
Magenta Therapeutics, Inc. (a)	49,503	37,127
MannKind Corp. (a)	509,668	2,349,569
Marker Therapeutics, Inc. (a)	8,951	50,305
Matinas BioPharma Holdings, Inc. (a)	385,417	69,375
MediciNova, Inc. (a)	61,340	149,670
MEI Pharma, Inc. (a)	6,708	35,687
Merrimack Pharmaceuticals, Inc. (a)	33,652	410,891
Mersana Therapeutics, Inc. (a)	159,136	176,641
MiMedx Group, Inc. (a)	219,055	1,625,388
Mineralys Therapeutics, Inc.	31,452	403,844
Minerva Neurosciences, Inc. (a)	6,924	57,954
MiNK Therapeutics, Inc. (a)(b)	6,761	9,803
Mirati Therapeutics, Inc. (a)	108,427	4,033,484
Mirum Pharmaceuticals, Inc. (a)(b)	50,718	1,340,477
Moderna, Inc. (a)	576,684	65,205,660
Molecular Templates, Inc. (a)	3,964	33,734
Moleculin Biotech, Inc. (a)	30,817	17,258
Monte Rosa Therapeutics, Inc. (a)(b)	50,180	294,557
Morphic Holding, Inc. (a)	62,210	3,426,527
Mustang Bio, Inc. (a)	6,452	20,453
Myriad Genetics, Inc. (a)	146,562	2,616,132
NanoViricides, Inc. (a)(b)	8,252	11,965
Natera, Inc. (a)	199,501	11,716,694
Navidea Biopharmaceuticals, Inc. (a)(b)	7,141	543
Neoleukin Therapeutics, Inc. (a)	48,248	36,331
Neubase Therapeutics, Inc. (a)(b)	1,359	1,318
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	171,221	18,644,255
Neximmune, Inc. (a)(b)	6,510	1,394
NextCure, Inc. (a)	28,995	42,333
Nighthawk Biosciences, Inc. (a)(b)	35,946	22,430
Nkarta, Inc. (a)(b)	54,669	94,031
Novavax, Inc. (a)(b)	144,628	1,157,024
Nurix Therapeutics, Inc. (a)	94,102	799,867
Nuvalent, Inc. Class A (a)(b)	48,271	2,199,709
Nuvectis Pharma, Inc. (a)	4,368	62,506
Ocean Biomedical, Inc. Class A (a)(b)	31,537	142,232
Ocugen, Inc. (a)(b)	361,796	155,970
Olema Pharmaceuticals, Inc. (a)	62,876	638,191
Omega Therapeutics, Inc. (a)	31,223	114,588
Omniab, Inc. (c)	10,389	41,660
Omniab, Inc. (c)	10,389	39,478
OncoCyte Corp. (a)(b)	6,561	23,554
Oncternal Therapeutics, Inc. (a)(b)	80,553	24,166
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)(b)	3,032	576
Oragenics, Inc. (a)	1,390	5,004
Organogenesis Holdings, Inc. Class A (a)	136,217	381,408
Organovo Holdings, Inc. (a)(b)	11,895	14,274
Orgenesis, Inc. (a)	40,821	20,782
ORIC Pharmaceuticals, Inc. (a)(b)	62,904	563,620
Outlook Therapeutics, Inc. (a)(b)	189,723	43,257
Ovid Therapeutics, Inc. (a)	149,445	502,882
Palatin Technologies, Inc. (a)(b)	10,930	22,516
Pardes Biosciences, Inc. (a)	44,132	94,001
Passage Bio, Inc. (a)	44,674	34,890
PDL BioPharma, Inc. (a)(c)	218,274	35,483
PDS Biotechnology Corp. (a)(b)	53,646	314,902
PepGen, Inc. (a)	16,200	102,060
Perspective Therapeutics, Inc. (a)	467,662	189,403
PharmaCyte Biotech, Inc. (a)	66,365	162,594
Pieris Pharmaceuticals, Inc. (a)	100,668	34,157
PMV Pharmaceuticals, Inc. (a)(b)	85,299	615,859
Point Biopharma Global, Inc. (a)	141,693	1,127,876
Poseida Therapeutics, Inc. (a)	87,585	183,053
Praxis Precision Medicines, Inc. (a)(b)	56,623	83,236
Precigen, Inc. (a)	236,459	413,803
Precision BioSciences, Inc. (a)	151,736	70,178
Prelude Therapeutics, Inc. (a)	24,019	89,591
Prime Medicine, Inc. (b)	20,813	275,564
ProKidney Corp. (a)(b)	18,576	159,382
Protagonist Therapeutics, Inc. (a)	92,988	1,843,022
Protara Therapeutics, Inc. (a)	11,701	25,508
Prothena Corp. PLC (a)	73,385	3,876,196
PTC Therapeutics, Inc. (a)	133,358	5,267,641
Puma Biotechnology, Inc. (a)	67,391	244,629
Pyxis Oncology, Inc. (a)(b)	50,544	110,186
Qualigen Therapeutics, Inc. (a)(b)	1,512	1,542
Quince Therapeutics, Inc. (a)(b)	25,276	33,112
Rallybio Corp. (a)	28,669	152,519
RAPT Therapeutics, Inc. (a)	41,330	789,403
Recursion Pharmaceuticals, Inc. (a)(b)	242,099	2,106,261
Regeneron Pharmaceuticals, Inc. (a)	189,688	156,775,235
REGENXBIO, Inc. (a)	80,446	1,423,894
Regulus Therapeutics, Inc. (a)(b)	5,076	7,919
Relay Therapeutics, Inc. (a)(b)	168,190	1,718,902
Reneo Pharmaceuticals, Inc. (a)	42,788	257,584
Renovaro Biosciences, Inc. (a)(b)	23,157	72,481
Repligen Corp. (a)	90,883	15,805,463
Replimune Group, Inc. (a)	62,009	1,266,224
Revolution Medicines, Inc. (a)	169,063	5,743,070
Rezolute, Inc. (a)	54,697	78,764
Rhythm Pharmaceuticals, Inc. (a)	83,818	2,180,106
Rigel Pharmaceuticals, Inc. (a)	301,530	343,744
Rocket Pharmaceuticals, Inc. (a)	105,409	1,649,651
Roivant Sciences Ltd. (a)	196,162	2,269,594
S.A.B. Biotherapeutics, Inc. (a)(b)	85,867	61,824
Sage Therapeutics, Inc. (a)	97,238	1,944,760
Salarius Pharmaceuticals, Inc. (a)	2,571	2,226
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	0
Sana Biotechnology, Inc. (a)(b)	153,825	822,964
Sangamo Therapeutics, Inc. (a)	224,908	218,003
Sarepta Therapeutics, Inc. (a)	162,810	19,701,638
Savara, Inc. (a)	118,206	427,906
Scholar Rock Holding Corp. (a)	60,104	375,650
Seagen, Inc. (a)	242,864	50,046,984
Selecta Biosciences, Inc. (a)(b)	188,029	231,276
Sellas Life Sciences Group, Inc. (a)(b)	36,800	54,096
Sensei Biotherapeutics, Inc. (a)	11,330	11,330
Senti Biosciences, Inc. (a)(b)	38,123	24,780
Sera Prognostics, Inc. (a)	32,638	58,096
Seres Therapeutics, Inc. (a)	153,678	530,189
Shattuck Labs, Inc. (a)	67,552	145,912
Societal Cdmo, Inc. (a)	208,036	118,164
Soleno Therapeutics, Inc. (a)	11,222	54,876
Solid Biosciences, Inc. (a)	39,303	141,884
Soligenix, Inc. (a)(b)	1,577	710
Spectrum Pharmaceuticals, Inc. rights (a)(c)	326,441	3
Spero Therapeutics, Inc. (a)	67,563	101,345
SpringWorks Therapeutics, Inc. (a)(b)	81,415	2,294,275
Spruce Biosciences, Inc. (a)	5,509	12,395
Stoke Therapeutics, Inc. (a)(b)	40,276	226,351
Summit Therapeutics, Inc. (a)(b)	172,125	278,843
Surface Oncology, Inc. (a)	262,226	280,582
Surrozen, Inc. (a)	11,713	6,428
Sutro Biopharma, Inc. (a)	87,666	416,414
Synaptogenix, Inc. (a)(b)	7,462	3,835
Syndax Pharmaceuticals, Inc. (a)	125,780	2,328,188
Synlogic, Inc. (a)	57,398	28,125
Syros Pharmaceuticals, Inc. (a)(b)	20,951	81,709
T2 Biosystems, Inc. (a)(b)	4,844	1,516
Talaris Therapeutics, Inc. (a)	38,404	110,604
Tango Therapeutics, Inc. (a)	78,878	511,918
Taysha Gene Therapies, Inc. (a)	63,789	204,125
Tempest Therapeutics, Inc. (a)	24,135	12,985
Tenaya Therapeutics, Inc. (a)	58,031	224,580
TG Therapeutics, Inc. (a)	245,183	2,567,066
Theriva Biologics, Inc. (a)(b)	9,758	5,123
TONIX Pharmaceuticals Holding (a)	13,508	13,054
TRACON Pharmaceuticals, Inc. (a)(b)	24,147	6,375
Travere Therapeutics, Inc. (a)	107,977	1,541,912
Trevena, Inc. (a)(b)	8,946	7,783
TScan Therapeutics, Inc. (a)(b)	24,700	58,786
Twist Bioscience Corp. (a)(b)	107,813	2,370,808
Tyra Biosciences, Inc. (a)(b)	24,045	366,205
Ultragenyx Pharmaceutical, Inc. (a)	130,094	4,786,158
uniQure B.V. (a)	69,015	601,121
United Therapeutics Corp. (a)	81,966	18,389,892
UNITY Biotechnology, Inc. (a)(b)	27,728	73,479
Vanda Pharmaceuticals, Inc. (a)	89,284	463,384
Vaxart, Inc. (a)(b)	200,059	164,569
Vaxcyte, Inc. (a)	133,481	6,930,334
Vaxxinity, Inc. Class A (a)(b)	64,022	129,324
VBI Vaccines, Inc. (a)(b)	11,998	14,638
Vera Therapeutics, Inc. (a)	49,136	869,216
Veracyte, Inc. (a)	132,068	3,486,595
Verastem, Inc. (a)(b)	26,634	259,948
Vericel Corp. (a)	86,862	2,851,679
Vertex Pharmaceuticals, Inc. (a)	452,154	157,503,324
Verve Therapeutics, Inc. (a)(b)	70,277	904,465
Vigil Neuroscience, Inc. (a)	27,990	168,780
Viking Therapeutics, Inc. (a)	151,690	2,094,839
Vincerx Pharma, Inc. (a)	27,455	18,120
Vir Biotechnology, Inc. (a)	138,970	1,759,360
Viracta Therapeutics, Inc. (a)(b)	41,223	59,361
Viridian Therapeutics, Inc. (a)	68,697	1,248,224
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
Virios Therapeutics, Inc. (a)(b)	19,410	21,351
VistaGen Therapeutics, Inc. (a)(b)	8,945	47,677
Vor Biopharma, Inc. (a)(b)	83,496	208,740
Voyager Therapeutics, Inc. (a)	48,835	489,327
vTv Therapeutics, Inc. Class A (a)(b)	39,197	19,990
Werewolf Therapeutics, Inc. (a)	24,346	66,708
X4 Pharmaceuticals, Inc. (a)	197,504	252,805
Xbiotech, Inc. (a)	31,003	152,535
Xencor, Inc. (a)	115,404	2,536,580
Xilio Therapeutics, Inc. (a)	11,070	31,771
XOMA Corp. (a)(b)	16,955	237,709
Y-mAbs Therapeutics, Inc. (a)	57,506	291,555
Zentalis Pharmaceuticals, Inc. (a)	99,418	2,640,542
Zura Bio Ltd. Class A (a)	27,151	186,799
		1,956,404,078
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	3,061,103	314,987,499
Accelerate Diagnostics, Inc. (a)(b)	8,858	62,095
Accuray, Inc. (a)(b)	192,098	547,479
Acutus Medical, Inc. (a)	22,522	10,829
Aethlon Medical, Inc. (a)	25,344	6,970
Align Technology, Inc. (a)	124,948	46,248,253
Alphatec Holdings, Inc. (a)	137,069	2,241,078
Angiodynamics, Inc. (a)	67,151	539,223
Apyx Medical Corp. (a)	57,479	267,852
Artivion, Inc. (a)	70,240	1,188,461
Asensus Surgical, Inc. (a)(b)	410,079	121,793
Aspira Women's Health, Inc. (a)(b)	6,504	29,658
Atricure, Inc. (a)	85,904	3,878,566
Atrion Corp.	2,373	1,103,682
Avanos Medical, Inc. (a)	83,911	1,765,487
Avinger, Inc. (a)(b)	7,694	3,552
AxoGen, Inc. (a)	73,587	460,655
Axonics Modulation Technologies, Inc. (a)	90,280	5,173,044
Baxter International, Inc.	888,677	36,080,286
Becton, Dickinson & Co.	499,953	139,711,866
Beyond Air, Inc. (a)(b)	44,674	136,032
BioLase Technology, Inc. (a)(b)	107	468
Biomerica, Inc. (a)(b)	13,757	17,609
BioSig Technologies, Inc. (a)(b)	84,286	42,337
Bioventus, Inc. (a)(b)	57,583	207,299
Boston Scientific Corp. (a)	2,530,307	136,484,760
Butterfly Network, Inc. Class A (a)(b)	238,190	421,596
Cerus Corp. (a)	303,335	573,303
ClearPoint Neuro, Inc. (a)(b)	38,429	223,272
Co.-Diagnostics, Inc. (a)	53,591	66,453
ConforMis, Inc. (a)	11,744	26,541
CONMED Corp.	54,276	6,049,603
Cue Health, Inc. (a)	160,774	86,818
Cutera, Inc. (a)(b)	29,766	338,737
CVRx, Inc. (a)	21,822	378,612
CytoSorbents Corp. (a)(b)	62,586	161,472
DarioHealth Corp. (a)(b)	70,369	220,255
Delcath Systems, Inc. (a)(b)	37,819	173,589
Dentsply Sirona, Inc.	374,260	13,881,303
DexCom, Inc. (a)	681,566	68,824,535
Eargo, Inc. (a)(b)	13,634	37,630
Edwards Lifesciences Corp. (a)	1,066,979	81,591,884
Ekso Bionics Holdings, Inc. (a)	14,838	13,553
electroCore, Inc. (a)(b)	3,904	21,472
Electromed, Inc. (a)	13,460	133,523
Embecta Corp.	98,906	1,812,947
ENDRA Life Sciences, Inc. (a)	1,924	2,251
Enovis Corp. (a)	83,530	4,681,021
Envista Holdings Corp. (a)	286,236	9,165,277
Envveno Medical Corp. (a)(b)	10,208	50,530
Fonar Corp. (a)	8,174	134,544
GE Healthcare Holding LLC	686,857	48,389,076
Glaukos Corp. (a)	85,498	6,424,320
Globus Medical, Inc. (a)	141,365	7,647,847
Haemonetics Corp. (a)	88,435	7,935,273
Heartbeam, Inc. (a)	30,409	63,555
Helius Medical Technologies, Inc. (U.S.) (a)	10	68
Hologic, Inc. (a)	432,768	32,345,080
Hyperfine, Inc. (a)(b)	73,692	151,806
ICU Medical, Inc. (a)	35,532	5,153,206
IDEXX Laboratories, Inc. (a)	146,185	74,760,471
Impact Biomedical, Inc. (c)	134,704	1
Inari Medical, Inc. (a)	90,014	5,996,733
Inogen, Inc. (a)	38,742	240,588
Inspire Medical Systems, Inc. (a)	51,276	11,633,499
Insulet Corp. (a)	122,458	23,476,423
Integer Holdings Corp. (a)	57,831	4,933,563
Integra LifeSciences Holdings Corp. (a)	124,142	5,281,001
Intuitive Surgical, Inc. (a)	616,679	192,823,190
INVO Bioscience, Inc. (a)(b)	1,199	1,810
IRadimed Corp.	12,574	581,296
iRhythm Technologies, Inc. (a)	53,713	5,552,313
Iridex Corp. (a)	14,475	24,029
Kewaunee Scientific Corp. (a)	970	15,054
Know Labs, Inc. (b)	71,493	50,760
KORU Medical Systems, Inc. (a)	71,893	188,360
Lantheus Holdings, Inc. (a)	119,802	8,199,249
LeMaitre Vascular, Inc.	35,250	2,037,803
LENSAR, Inc. (a)	16,562	56,311
LivaNova PLC (a)	94,995	5,276,972
LogicMark, Inc. (a)(b)	118	234
Lucid Diagnostics, Inc. (a)(b)	54,027	83,202
Masimo Corp. (a)	84,906	9,703,058
Medtronic PLC	2,341,797	190,856,456
Merit Medical Systems, Inc. (a)	101,640	6,635,059
Microbot Medical, Inc. (a)	10,061	22,034
Milestone Scientific, Inc. (a)(b)	55,851	59,761
Minerva Surgical, Inc. (a)	7,017	1,431
Motus GI Holdings, Inc. (a)(b)	2,318	1,181
Myomo, Inc. (a)(b)	6,750	5,198
NanoVibronix, Inc. (a)(b)	1,952	4,821
Nemaura Medical, Inc. (a)	15,517	7,150
Neogen Corp. (a)	381,342	8,816,627
NeuroMetrix, Inc. (a)	14,942	10,533
Neuronetics, Inc. (a)	40,422	66,292
NeuroOne Medical Technologies Corp. (a)(b)	26,355	22,415
NeuroPace, Inc. (a)(b)	9,942	93,355
Nevro Corp. (a)	61,806	1,238,592
Novocure Ltd. (a)	160,811	3,547,491
NuVasive, Inc. (a)	91,939	3,654,575
Nuwellis, Inc. (a)	93	169
Omnicell, Inc. (a)	78,801	4,480,625
OraSure Technologies, Inc. (a)	129,316	835,381
Orchestra BioMed Holdings, Inc. (a)(b)	26,140	163,114
Orthofix International NV (a)	58,352	1,234,728
OrthoPediatrics Corp. (a)(b)	31,083	1,187,992
Outset Medical, Inc. (a)	85,287	1,160,756
Owlet, Inc. (a)(b)	7,900	24,253
Paragon 28, Inc. (a)	43,168	618,597
PAVmed, Inc. (a)(b)	117,738	36,887
Penumbra, Inc. (a)	67,143	17,759,324
Predictive Oncology, Inc. (a)(b)	3,782	16,338
Pro-Dex, Inc. (a)	4,562	76,277
PROCEPT BioRobotics Corp. (a)	60,938	2,078,595
Pulmonx Corp. (a)	65,299	683,028
Pulse Biosciences, Inc. (a)(b)	22,939	108,043
QuidelOrtho Corp. (a)	95,372	7,854,838
ResMed, Inc.	258,306	41,223,055
Retractable Technologies, Inc. (a)	32,187	37,981
Rockwell Medical Technologies, Inc. (a)(b)	24,632	57,393
RxSight, Inc. (a)	29,541	856,984
Sanara Medtech, Inc. (a)(b)	4,734	171,181
Semler Scientific, Inc. (a)	9,790	258,064
Senseonics Holdings, Inc. (a)(b)	816,391	414,890
Sensus Healthcare, Inc. (a)	23,984	74,590
Shockwave Medical, Inc. (a)	64,139	14,135,594
SI-BONE, Inc. (a)	51,563	1,179,761
Sientra, Inc. (a)(b)	15,086	37,262
Sight Sciences, Inc. (a)	46,351	304,063
Silk Road Medical, Inc. (a)	71,271	1,376,956
Sintx Technologies, Inc. (a)(b)	359	341
SmileDirectClub, Inc. (a)(b)	228,398	114,199
Sonendo, Inc. (a)(b)	57,422	56,279
Staar Surgical Co. (a)(b)	86,064	3,731,735
Stereotaxis, Inc. (a)	91,596	155,713
STERIS PLC	174,439	40,049,450
STRATA Skin Sciences, Inc. (a)(b)	566	363
Stryker Corp.	594,403	168,542,971
SurModics, Inc. (a)	24,724	910,338
Tactile Systems Technology, Inc. (a)	37,525	711,099
Talis Biomedical Corp. (a)(b)	1,953	12,402
Tandem Diabetes Care, Inc. (a)	114,738	3,139,232
Tela Bio, Inc. (a)	42,652	412,018
Teleflex, Inc.	82,887	17,633,380
The Cooper Companies, Inc.	86,814	32,120,312
TransMedics Group, Inc. (a)	58,260	3,823,604
Treace Medical Concepts, Inc. (a)	65,639	1,020,686
UFP Technologies, Inc. (a)	12,964	2,277,904
Utah Medical Products, Inc.	6,131	561,600
Vapotherm, Inc. (a)(b)	4,854	15,436
Varex Imaging Corp. (a)	71,827	1,412,837
Venus Concept, Inc. (a)	1,079	1,845
Vicarious Surgical, Inc. (a)	68,771	63,586
Vivani Medical, Inc. (a)(b)	20,301	18,780
VolitionRx Ltd. (a)(b)	148,932	186,165
Zimmer Biomet Holdings, Inc.	366,532	43,661,292
Zimvie, Inc. (a)	34,746	410,003
Zomedica Corp. (a)(b)	1,677,336	310,307
Zynex, Inc. (a)(b)	44,671	343,967
		1,974,601,239
Health Care Providers & Services - 2.6%
23andMe Holding Co. Class A (a)(b)	517,461	569,207
Acadia Healthcare Co., Inc. (a)	162,375	12,519,113
Accolade, Inc. (a)	122,800	1,656,572
AdaptHealth Corp. (a)	130,808	1,560,539
Addus HomeCare Corp. (a)	28,812	2,526,812
Agiliti, Inc. (a)(b)	56,716	547,309
agilon health, Inc. (a)(b)	513,066	9,091,530
AirSculpt Technologies, Inc. (b)	17,851	137,096
Akumin, Inc. (a)(b)	95,868	13,537
Alignment Healthcare, Inc. (a)	144,939	846,444
Amedisys, Inc. (a)	57,854	5,423,813
AMN Healthcare Services, Inc. (a)	69,606	6,151,778
Apollo Medical Holdings, Inc. (a)(b)	73,346	2,776,880
ATI Physical Therapy, Inc. (a)(b)	1,794	16,182
Aveanna Healthcare Holdings, Inc. (a)	88,069	126,819
Biodesix, Inc. (a)(b)	85,408	134,091
Brookdale Senior Living, Inc. (a)	325,792	1,384,616
Cano Health, Inc. (a)(b)	354,764	109,729
Cardinal Health, Inc.	447,833	39,109,256
CareMax, Inc. Class A (a)	127,744	284,869
Castle Biosciences, Inc. (a)	43,028	857,548
Cencora, Inc.	285,132	50,177,529
Centene Corp. (a)	964,886	59,485,222
Chemed Corp.	26,366	13,484,627
Cigna Group	520,464	143,783,385
Clover Health Investments Corp. (a)	550,491	721,143
Community Health Systems, Inc. (a)	221,982	750,299
Corvel Corp. (a)	16,204	3,507,356
Cosmos Health, Inc. (a)(b)	16,222	19,466
Cross Country Healthcare, Inc. (a)	61,193	1,576,332
Cryo-Cell International, Inc.	375	2,248
CVS Health Corp.	2,254,993	146,957,894
DaVita HealthCare Partners, Inc. (a)	96,572	9,890,904
DocGo, Inc. Class A (a)	157,421	1,408,918
Elevance Health, Inc.	417,391	184,490,996
Encompass Health Corp.	176,237	12,519,876
Enhabit Home Health & Hospice (a)	85,028	1,089,209
Enzo Biochem, Inc. (a)(b)	55,775	85,894
Fulgent Genetics, Inc. (a)	33,657	1,102,603
GeneDx Holdings Corp. Class A (a)(b)	30,700	136,615
Great Elm Group, Inc. (a)	40,893	86,693
Guardant Health, Inc. (a)	204,436	7,989,359
HCA Holdings, Inc.	362,579	100,543,157
HealthEquity, Inc. (a)	150,718	10,181,001
Henry Schein, Inc. (a)	230,705	17,658,161
Hims & Hers Health, Inc. (a)	208,952	1,402,068
Humana, Inc.	219,794	101,463,504
InfuSystems Holdings, Inc. (a)	33,218	341,481
Innovage Holding Corp. (a)	38,861	212,958
Invitae Corp. (a)(b)	408,886	377,852
Laboratory Corp. of America Holdings	155,480	32,355,388
LifeStance Health Group, Inc. (a)	161,074	1,322,418
McKesson Corp.	238,670	98,408,414
Modivcare, Inc. (a)	21,869	701,995
Molina Healthcare, Inc. (a)	102,599	31,818,002
MSP Recovery, Inc. (a)	38,633	2,743
National Healthcare Corp.	23,234	1,532,282
National Research Corp. Class A	24,295	1,015,531
NeoGenomics, Inc. (a)	227,360	3,417,221
Ontrak, Inc. (a)(b)	1,936	1,785
Opko Health, Inc. (a)	795,047	1,454,936
Option Care Health, Inc. (a)	292,269	10,179,729
Owens & Minor, Inc. (a)	135,508	2,290,085
P3 Health Partners, Inc. Class A (a)(b)	54,060	107,039
Patterson Companies, Inc.	155,363	4,667,105
Pediatrix Medical Group, Inc. (a)	147,536	2,084,684
Pennant Group, Inc. (a)	50,351	603,205
PetIQ, Inc. Class A (a)	46,814	893,211
Precipio, Inc. (a)(b)	37,582	12,402
Premier, Inc.	210,198	4,525,563
Privia Health Group, Inc. (a)	165,247	4,337,734
Progyny, Inc. (a)	135,881	5,073,797
Psychemedics Corp.	1,921	8,183
Quest Diagnostics, Inc.	196,630	25,856,845
R1 RCM, Inc. (a)	242,544	4,181,459
RadNet, Inc. (a)	99,887	3,337,225
Select Medical Holdings Corp.	182,186	5,321,653
Sonida Senior Living, Inc. (a)(b)	5,304	48,319
Surgery Partners, Inc. (a)	123,918	4,493,267
Talkspace, Inc. Class A (a)	193,412	313,327
Tenet Healthcare Corp. (a)	178,504	13,844,770
The Ensign Group, Inc.	98,195	9,841,103
The Joint Corp. (a)	22,958	213,280
The Oncology Institute, Inc. (a)	42,029	48,754
U.S. Physical Therapy, Inc.	26,686	2,690,749
UnitedHealth Group, Inc.	1,638,665	780,954,966
Universal Health Services, Inc. Class B	110,339	14,862,663
Vivos Therapeutics, Inc. (a)(b)	22,495	5,653
		2,030,117,975
Health Care Technology - 0.1%
Akili, Inc. (a)	41,241	40,424
American Well Corp. (a)	519,256	737,344
Augmedix, Inc. (a)(b)	46,963	224,483
Biotricity, Inc. (a)(b)	9,986	20,871
CareCloud, Inc. (a)	4,478	7,523
Certara, Inc. (a)	182,534	2,949,749
Computer Programs & Systems, Inc. (a)	23,788	387,031
Definitive Healthcare Corp. (a)(b)	67,659	635,995
Doximity, Inc. (a)(b)	209,996	5,006,305
Evolent Health, Inc. (a)	165,334	4,217,670
Forian, Inc. (a)	20,350	49,044
GoodRx Holdings, Inc. (a)	129,036	842,605
Health Catalyst, Inc. (a)	105,228	1,230,115
HealthStream, Inc.	38,332	806,122
iCAD, Inc. (a)	34,731	79,187
Lifemd, Inc. (a)(b)	33,230	128,268
MultiPlan Corp. Class A (a)	415,543	710,579
Nextgen Healthcare, Inc. (a)	95,142	1,732,536
OptimizeRx Corp. (a)	28,785	245,248
Phreesia, Inc. (a)	97,339	2,771,241
Schrodinger, Inc. (a)	93,230	3,439,255
Sharecare, Inc. Class A (a)	529,184	501,455
Simulations Plus, Inc. (b)	28,801	1,281,356
Streamline Health Solutions, Inc. (a)	94,959	120,598
Tabula Rasa HealthCare, Inc. (a)(b)	38,854	399,031
Teladoc Health, Inc. (a)(b)	306,330	6,935,311
UpHealth, Inc. (a)(b)	10,559	12,671
Veeva Systems, Inc. Class A (a)	256,234	53,476,036
Veradigm, Inc. (a)(b)	189,645	2,537,450
		91,525,503
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	172,548	8,946,614
Adaptive Biotechnologies Corp. (a)	207,408	1,404,152
Agilent Technologies, Inc.	520,046	62,961,969
Akoya Biosciences, Inc. (a)	29,686	154,367
Alpha Teknova, Inc. (a)	7,482	14,590
Applied DNA Sciences, Inc. (a)(b)	30,076	38,497
Avantor, Inc. (a)	1,187,814	25,716,173
Azenta, Inc. (a)	114,776	6,476,810
Bio-Rad Laboratories, Inc. Class A (a)	37,637	15,062,327
Bio-Techne Corp.	277,399	21,748,082
BioLife Solutions, Inc. (a)(b)	65,562	866,074
BioNano Genomics, Inc. (a)(b)	50,008	193,031
Bruker Corp.	176,021	11,546,978
Champions Oncology, Inc. (a)	7,500	50,250
Charles River Laboratories International, Inc. (a)	90,071	18,628,484
ChromaDex, Inc. (a)(b)	81,329	129,313
Codexis, Inc. (a)	111,703	194,363
CryoPort, Inc. (a)	83,452	1,176,673
Cytek Biosciences, Inc. (a)(b)	143,620	1,091,512
Danaher Corp.	1,169,107	309,813,355
Fortrea Holdings, Inc.	154,297	4,250,882
Harvard Bioscience, Inc. (a)	65,895	290,597
Illumina, Inc. (a)	277,634	45,870,689
Inotiv, Inc. (a)(b)	29,273	109,481
IQVIA Holdings, Inc. (a)	326,568	72,703,834
Maravai LifeSciences Holdings, Inc. (a)	190,214	1,966,813
MaxCyte, Inc. (a)	150,541	550,980
Medpace Holdings, Inc. (a)	43,422	11,735,664
Mesa Laboratories, Inc.	8,973	1,286,369
Mettler-Toledo International, Inc. (a)	38,742	47,012,642
Miromatrix Medical, Inc. (a)(b)	30,469	46,008
Nanostring Technologies, Inc. (a)	76,221	195,126
Nautilus Biotechnology, Inc. (a)	76,085	245,755
OmniAb, Inc. (a)	193,915	1,124,707
Pacific Biosciences of California, Inc. (a)(b)	412,336	4,651,150
Personalis, Inc. (a)	70,142	127,658
Phenomex, Inc. (a)	108,606	103,176
Quanterix Corp. (a)	60,812	1,629,762
Quantum-Si, Inc. (a)(b)	146,687	343,248
Rapid Micro Biosystems, Inc. (a)	8,506	8,166
Revvity, Inc.	220,949	25,857,661
Science 37 Holdings, Inc. (a)	109,685	27,421
Seer, Inc. (a)	58,297	153,321
Singular Genomics Systems, Inc. (a)	78,330	36,807
SomaLogic, Inc. Class A (a)(b)	259,192	572,814
Sotera Health Co. (a)	171,327	2,765,218
Standard BioTools, Inc. (a)	112,984	338,952
Syneos Health, Inc. (a)	182,419	7,794,764
Telesis Bio, Inc. (a)(b)	11,274	14,769
Thermo Fisher Scientific, Inc.	678,933	378,233,574
Waters Corp. (a)	104,004	29,204,323
West Pharmaceutical Services, Inc.	130,486	53,094,753
		1,178,560,698
Pharmaceuticals - 3.7%
AcelRx Pharmaceuticals, Inc. (a)(b)	8,051	8,293
Acer Therapeutics, Inc. (a)(b)	6,588	8,433
Aclaris Therapeutics, Inc. (a)	88,184	659,616
Adamis Pharmaceuticals Corp. (a)(b)	2,860	2,313
Adial Pharmaceuticals, Inc. (a)(b)	510	2,198
Agile Therapeutics, Inc. (a)	42	109
Alimera Sciences, Inc. (a)(b)	13,038	42,895
Amneal Pharmaceuticals, Inc. (a)	186,979	764,744
Amphastar Pharmaceuticals, Inc. (a)	67,583	3,602,850
Amylyx Pharmaceuticals, Inc. (a)	68,364	1,473,928
AN2 Therapeutics, Inc. (a)(b)	8,413	126,532
ANI Pharmaceuticals, Inc. (a)	23,686	1,525,142
Aquestive Therapeutics, Inc. (a)(b)	78,342	128,481
Arvinas Holding Co. LLC (a)	89,925	2,536,784
Assertio Holdings, Inc. (a)(b)	147,617	484,184
Atea Pharmaceuticals, Inc. (a)	183,087	615,172
Athira Pharma, Inc. (a)	48,208	107,504
Avenue Therapeutics, Inc. (a)	411	319
Axsome Therapeutics, Inc. (a)(b)	65,052	5,256,202
Aytu BioScience, Inc. (a)(b)	1,589	2,701
Biofrontera, Inc. (a)	422	3,600
Biote Corp. Class A (a)	42,143	208,186
Bright Green Corp. (a)(b)	105,981	49,514
Bristol-Myers Squibb Co.	3,693,159	227,683,252
Cara Therapeutics, Inc. (a)	81,848	210,349
Cassava Sciences, Inc. (a)(b)	71,564	1,500,697
Catalent, Inc. (a)	316,816	15,831,296
Citius Pharmaceuticals, Inc. (a)(b)	224,231	204,544
Clearside Biomedical, Inc. (a)	75,812	68,989
Clever Leaves Holdings, Inc. (a)	1,253	5,200
Cocrystal Pharma, Inc. (a)(b)	8,526	25,578
Cognition Therapeutics, Inc. (a)(b)	21,968	34,050
Collegium Pharmaceutical, Inc. (a)(b)	59,989	1,404,942
Corcept Therapeutics, Inc. (a)	161,768	5,294,667
CorMedix, Inc. (a)(b)	73,696	299,943
Cumberland Pharmaceuticals, Inc. (a)	5,048	8,329
CymaBay Therapeutics, Inc. (a)	155,665	2,140,394
Dare Bioscience, Inc. (a)(b)	186,895	127,892
Durect Corp. (a)(b)	37,258	114,009
Edgewise Therapeutics, Inc. (a)	69,169	432,306
Elanco Animal Health, Inc. (a)	804,438	9,814,144
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,386,342	768,310,736
Elicio Therapeutics, Inc. (a)	4,844	40,011
Eloxx Pharmaceuticals, Inc. (a)(b)	2,779	14,868
Enliven Therapeutics, Inc. (a)(b)	32,019	500,137
Enliven Therapeutics, Inc. rights (a)(c)	30,877	0
Enveric Biosciences, Inc. (a)	463	1,000
Esperion Therapeutics, Inc. (a)(b)	107,452	171,923
Eton Pharmaceuticals, Inc. (a)(b)	30,410	136,845
Evoke Pharma, Inc. (a)	494	618
Evolus, Inc. (a)	66,179	654,510
Eyenovia, Inc. (a)	58,613	110,779
Eyepoint Pharmaceuticals, Inc. (a)(b)	42,504	421,215
Fulcrum Therapeutics, Inc. (a)	87,923	486,214
Harmony Biosciences Holdings, Inc. (a)	51,666	1,872,893
Harrow Health, Inc. (a)	54,159	821,592
Hepion Pharmaceuticals, Inc. (a)(b)	5,269	39,254
Igc Pharma, Inc. (a)(b)	57,861	20,008
Ikena Oncology, Inc. (a)	44,381	205,928
Innoviva, Inc. (a)(b)	104,480	1,332,120
Intra-Cellular Therapies, Inc. (a)	158,249	8,785,984
Jaguar Health, Inc. (a)(b)	854	329
Jazz Pharmaceuticals PLC (a)	112,253	16,092,590
Johnson & Johnson	4,250,009	687,141,455
Kala Bio, Inc. (a)(b)	2,225	29,860
Landos Biopharma, Inc. (a)(b)	914	3,254
Ligand Pharmaceuticals, Inc. Class B (a)	29,939	1,969,088
Lipocine, Inc. (a)(b)	7,595	30,000
Liquidia Corp. (a)	85,199	585,317
Longboard Pharmaceuticals, Inc. (a)	41,227	238,704
Lyra Therapeutics, Inc. (a)	31,462	109,488
Marinus Pharmaceuticals, Inc. (a)(b)	76,786	545,948
Merck & Co., Inc.	4,463,141	486,393,106
Mind Medicine (MindMed), Inc. (a)	58,384	242,294
MyMD Pharmaceuticals, Inc. (a)(b)	46,364	44,115
Nektar Therapeutics (a)	332,669	197,938
NGM Biopharmaceuticals, Inc. (a)	58,005	109,629
NovaBay Pharmaceuticals, Inc. (a)(b)	129	74
NRX Pharmaceuticals, Inc. (a)(b)	44,573	13,153
Nutriband, Inc. (a)	6,344	20,174
Nuvation Bio, Inc. (a)	238,724	391,507
Ocular Therapeutix, Inc. (a)	158,691	599,852
Ocuphire Pharma, Inc. (a)(b)	35,705	142,463
Ocuphire Pharma, Inc. rights (a)(c)	621	0
Omeros Corp. (a)(b)	109,585	379,164
Onconova Therapeutics, Inc. (a)	23,169	18,211
OptiNose, Inc. (a)	120,648	143,571
Organon & Co.	449,020	9,860,479
Pacira Biosciences, Inc. (a)	80,478	2,840,873
Palisade Bio, Inc. rights (a)(c)	289	0
Paratek Pharmaceuticals, Inc. (a)	77,984	172,345
Perrigo Co. PLC	239,392	8,378,720
Petros Pharmaceuticals, Inc. (a)	110	281
Pfizer, Inc.	9,930,373	351,336,597
Phathom Pharmaceuticals, Inc. (a)(b)	37,249	536,013
Phibro Animal Health Corp. Class A	34,319	478,750
Pliant Therapeutics, Inc. (a)	71,199	1,201,839
Prestige Brands Holdings, Inc. (a)	85,532	4,989,082
Processa Pharmaceuticals, Inc. (a)	8,812	2,767
ProPhase Labs, Inc. (a)(b)	21,313	91,220
Pulmatrix, Inc. (a)	4,453	10,465
Rain Oncology, Inc. (a)	27,116	28,472
Rani Therapeutics Holdings, Inc. (a)(b)	13,242	50,320
Reata Pharmaceuticals, Inc. (a)	50,865	8,596,185
Relmada Therapeutics, Inc. (a)	43,769	147,939
Revance Therapeutics, Inc. (a)	152,414	2,687,059
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	24,503	95,807
Royalty Pharma PLC	661,564	19,727,838
RVL Pharmaceuticals PLC (a)	63,268	7,086
Satsuma Pharmaceuticals, Inc. rights (a)(c)	37,071	0
Scilex Holding Co.	119,846	340,518
scPharmaceuticals, Inc. (a)(b)	28,679	220,255
SCYNEXIS, Inc. (a)(b)	60,791	213,984
Seelos Therapeutics, Inc. (a)(b)	197,130	214,872
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (b)	65,193	299,236
Supernus Pharmaceuticals, Inc. (a)	99,528	3,168,972
Tarsus Pharmaceuticals, Inc. (a)(b)	44,557	780,193
Terns Pharmaceuticals, Inc. (a)	59,434	313,217
TFF Pharmaceuticals, Inc. (a)	28,255	10,550
TherapeuticsMD, Inc. (a)	14,835	56,225
Theravance Biopharma, Inc. (a)(b)	97,788	930,942
Theseus Pharmaceuticals, Inc. (a)	30,049	94,354
Third Harmonics Bio, Inc.	26,762	162,445
Trevi Therapeutics, Inc. (a)(b)	57,535	127,152
Ventyx Biosciences, Inc. (a)	53,403	1,789,001
Verrica Pharmaceuticals, Inc. (a)	34,247	155,824
Viatris, Inc.	2,110,633	22,689,305
Vyne Therapeutics, Inc. (a)(b)	4,217	18,007
WAVE Life Sciences (a)	108,841	473,458
Xeris Biopharma Holdings, Inc. (a)(b)	242,252	549,912
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	1
Zevra Therapeutics, Inc. (a)(b)	79,319	402,147
Zoetis, Inc. Class A	812,195	154,731,269
Zynerba Pharmaceuticals, Inc. (a)	56,274	74,844
		2,861,235,021
TOTAL HEALTH CARE		10,092,444,514
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.5%
AAR Corp. (a)	60,094	3,701,790
AeroVironment, Inc. (a)	44,817	4,348,594
AerSale Corp. (a)	32,303	478,407
Air Industries Group, Inc. (a)(b)	1,717	5,031
Archer Aviation, Inc. Class A (a)(b)	260,625	1,816,556
Astra Space, Inc. Class A (a)(b)	205,493	53,099
Astronics Corp. (a)	53,094	930,738
Axon Enterprise, Inc. (a)	123,252	26,241,583
BWX Technologies, Inc.	160,373	11,829,112
Byrna Technologies, Inc. (a)(b)	36,119	124,611
Cadre Holdings, Inc.	25,518	674,186
CPI Aerostructures, Inc. (a)	27,139	99,057
Curtiss-Wright Corp.	67,132	13,962,785
Ducommun, Inc. (a)	19,147	870,614
General Dynamics Corp.	395,534	89,643,826
HEICO Corp.	77,572	13,087,172
HEICO Corp. Class A	113,868	15,421,143
Hexcel Corp.	148,422	10,879,333
Howmet Aerospace, Inc.	643,896	31,853,535
Huntington Ingalls Industries, Inc.	70,065	15,436,721
Innovative Solutions & Support, Inc. (a)	27,730	222,672
Intuitive Machines, Inc. Class A (a)(b)	31,413	149,526
Kaman Corp.	49,040	1,099,967
Kratos Defense & Security Solutions, Inc. (a)	234,674	3,775,905
L3Harris Technologies, Inc.	332,660	59,243,419
Leonardo DRS, Inc. (a)	92,195	1,578,378
Lockheed Martin Corp.	396,662	177,843,408
Mercury Systems, Inc. (a)	103,618	4,067,007
Momentus, Inc. Class A (a)(b)	1,976	20,135
Moog, Inc. Class A	49,726	5,776,172
National Presto Industries, Inc.	10,422	780,087
Northrop Grumman Corp.	251,049	108,726,811
Park Aerospace Corp.	45,388	618,638
Parsons Corp. (a)	59,736	3,406,147
Redwire Corp. (a)(b)	37,001	119,143
Rocket Lab U.S.A., Inc. Class A (a)(b)	413,216	2,607,393
RTX Corp.	2,572,044	221,298,666
SIFCO Industries, Inc. (a)	3,677	11,270
Spirit AeroSystems Holdings, Inc. Class A	187,210	3,991,317
Terran Orbital Corp. Class A (a)(b)	98,504	120,175
Textron, Inc.	353,349	27,458,751
The Boeing Co. (a)	995,071	222,925,756
TransDigm Group, Inc.	91,577	82,771,871
Triumph Group, Inc. (a)	114,218	1,074,791
V2X, Inc. (a)	19,434	977,725
Virgin Galactic Holdings, Inc. (a)(b)	415,486	1,047,025
VirTra, Inc. (a)	17,638	114,647
Woodward, Inc.	105,839	13,692,391
		1,186,977,086
Air Freight & Logistics - 0.5%
Air T, Inc. (a)(b)	2,344	51,615
Air Transport Services Group, Inc. (a)	98,400	2,121,504
C.H. Robinson Worldwide, Inc.	205,508	18,584,088
Expeditors International of Washington, Inc.	269,152	31,412,730
FedEx Corp.	406,466	106,095,755
Forward Air Corp.	45,771	3,241,502
GXO Logistics, Inc. (a)	209,227	13,384,251
Hub Group, Inc. Class A (a)	57,745	4,506,420
Radiant Logistics, Inc. (a)	65,808	444,204
United Parcel Service, Inc. Class B	1,276,973	216,319,226
		396,161,295
Building Products - 0.7%
A.O. Smith Corp.	219,480	15,912,300
AAON, Inc.	113,884	7,181,525
Advanced Drain Systems, Inc.	110,506	14,162,449
Allegion PLC	154,977	17,637,932
Alpha PRO Tech Ltd. (a)	18,400	81,512
American Woodmark Corp. (a)	29,395	2,283,110
Apogee Enterprises, Inc.	38,517	1,943,568
Armstrong World Industries, Inc.	78,922	6,044,636
AZZ, Inc.	43,723	2,146,799
Builders FirstSource, Inc. (a)	225,192	32,661,848
Carlisle Companies, Inc.	90,073	23,691,000
Carrier Global Corp.	1,468,134	84,344,298
CSW Industrials, Inc.	27,042	4,857,554
Fortune Brands Home & Security, Inc.	222,601	15,363,921
Gibraltar Industries, Inc. (a)	54,240	4,069,627
Griffon Corp.	87,863	3,678,824
Hayward Holdings, Inc. (a)	280,089	4,145,317
Insteel Industries, Inc.	33,317	1,157,766
Janus International Group, Inc. (a)	137,694	1,576,596
Jeld-Wen Holding, Inc. (a)	151,616	2,286,369
Johnson Controls International PLC	1,206,736	71,269,828
Lennox International, Inc.	56,803	21,403,938
Masco Corp.	397,665	23,466,212
Masonite International Corp. (a)	38,580	3,962,552
MasterBrand, Inc.	223,477	2,862,740
Molekule Group, Inc. (a)	20,442	19,011
Owens Corning	158,398	22,795,056
PGT Innovations, Inc. (a)	103,559	2,919,328
Quanex Building Products Corp.	57,514	1,551,728
Resideo Technologies, Inc. (a)	257,432	4,340,304
Simpson Manufacturing Co. Ltd.	75,151	12,006,124
Tecnoglass, Inc.	36,776	1,433,161
The AZEK Co., Inc. (a)	216,554	7,365,002
Trane Technologies PLC	401,194	82,349,080
Trex Co., Inc. (a)	191,344	13,656,221
UFP Industries, Inc.	109,679	11,445,004
View, Inc. Class A (a)	2,609	35,274
Zurn Elkay Water Solutions Cor	249,738	7,397,240
		535,504,754
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	115,281	5,236,063
ACCO Brands Corp.	163,699	872,516
Acme United Corp.	9,043	266,859
ACV Auctions, Inc. Class A (a)	226,583	3,808,860
Aqua Metals, Inc. (a)(b)	230,727	253,800
ARC Document Solutions, Inc.	57,270	193,573
Aris Water Solution, Inc. Class A	49,655	508,467
Brady Corp. Class A	81,811	4,126,547
BrightView Holdings, Inc. (a)	67,146	555,969
Casella Waste Systems, Inc. Class A (a)	99,298	7,821,703
CECO Environmental Corp. (a)	48,247	664,844
Cimpress PLC (a)	33,733	2,179,489
Cintas Corp.	152,198	76,733,666
Clean Harbors, Inc. (a)	88,201	14,935,957
CompX International, Inc. Class A	361	7,642
Copart, Inc.	1,508,832	67,640,939
CoreCivic, Inc. (a)	197,901	2,129,415
Deluxe Corp.	81,176	1,641,379
Driven Brands Holdings, Inc. (a)	96,836	1,457,382
DSS, Inc. (a)	33,676	6,567
Ennis, Inc.	45,280	964,464
Enviri Corp. (a)	142,514	1,061,729
Fuel Tech, Inc. (a)	36,624	39,920
Healthcare Services Group, Inc.	130,972	1,512,727
Heritage-Crystal Clean, Inc. (a)	27,312	1,231,771
HNI Corp.	80,416	2,634,428
Interface, Inc.	99,933	1,032,308
Knightscope, Inc. Class A (a)(b)	43,579	47,937
LanzaTech Global, Inc. (a)(b)	192,405	1,273,721
Liquidity Services, Inc. (a)	45,074	822,601
Matthews International Corp. Class A	53,972	2,276,539
Millerknoll, Inc.	131,049	2,503,036
Montrose Environmental Group, Inc. (a)	47,838	1,838,893
MSA Safety, Inc.	64,558	11,793,455
NL Industries, Inc.	10,778	55,722
Odyssey Marine Exploration, Inc. (a)(b)	53,333	214,399
OpenLane, Inc. (a)	193,398	3,018,943
Performant Financial Corp. (a)	106,057	249,234
Perma-Fix Environmental Services, Inc. (a)	26,105	325,790
Pitney Bowes, Inc.	271,890	894,518
Quad/Graphics, Inc. (a)	51,262	261,949
Quest Resource Holding Corp. (a)	24,111	187,584
RB Global, Inc.	319,494	19,719,170
Republic Services, Inc.	361,856	52,154,305
Rollins, Inc.	409,577	16,206,962
Shapeways Holdings, Inc. (a)	2,095	7,165
SP Plus Corp. (a)	35,560	1,392,885
Steelcase, Inc. Class A	168,084	1,524,522
Stericycle, Inc. (a)	163,145	7,212,640
Team, Inc. (a)	5,004	44,185
Tetra Tech, Inc.	93,646	14,735,198
The Brink's Co.	82,318	6,240,528
The GEO Group, Inc. (a)	217,951	1,577,965
UniFirst Corp.	26,941	4,745,118
Viad Corp. (a)	38,188	1,084,157
Virco Manufacturing Co. (a)	20,965	96,229
VSE Corp.	18,635	1,057,536
Waste Management, Inc.	651,673	102,169,293
		455,251,163
Construction & Engineering - 0.3%
AECOM	244,508	21,455,577
Ameresco, Inc. Class A (a)(b)	59,656	2,594,439
API Group Corp. (a)	356,164	10,026,017
Arcosa, Inc.	84,714	6,626,329
Argan, Inc.	24,446	1,038,466
Bowman Consulting Group Ltd. (a)	15,643	461,938
Comfort Systems U.S.A., Inc.	62,908	11,610,930
Concrete Pumping Holdings, Inc. (a)	43,719	333,576
Construction Partners, Inc. Class A (a)	72,705	2,526,499
Dycom Industries, Inc. (a)	52,100	5,206,353
EMCOR Group, Inc.	83,310	18,682,268
Fluor Corp. (a)	252,222	8,825,248
Granite Construction, Inc.	77,779	3,211,495
Great Lakes Dredge & Dock Corp. (a)	111,001	980,139
IES Holdings, Inc. (a)	15,960	1,196,681
INNOVATE Corp. (a)(b)	108,565	173,704
iSun, Inc. (a)(b)	5,821	2,002
Limbach Holdings, Inc. (a)	15,604	563,773
MasTec, Inc. (a)	104,215	10,368,350
Matrix Service Co. (a)	45,828	380,831
MDU Resources Group, Inc.	357,209	7,272,775
MYR Group, Inc. (a)	28,918	4,108,380
Northwest Pipe Co. (a)	16,274	538,507
Orion Group Holdings, Inc. (a)	65,396	313,901
Primoris Services Corp.	90,867	3,213,966
Quanta Services, Inc.	255,294	53,578,552
Safe & Green Holdings Corp. (a)(b)	5,593	7,439
Southland Holdings, Inc. (a)(b)	13,437	91,640
Sterling Construction Co., Inc. (a)	55,904	4,626,615
Tutor Perini Corp. (a)	78,509	697,945
Valmont Industries, Inc.	37,294	9,454,029
Willscot Mobile Mini Holdings (a)	354,260	14,531,745
		204,700,109
Electrical Equipment - 0.8%
374Water, Inc. (a)(b)	108,532	162,798
Acuity Brands, Inc.	56,159	9,057,324
Advent Technologies Holdings, Inc. Class A (a)(b)	74,346	41,782
Allient, Inc.	27,956	951,343
American Superconductor Corp. (a)	50,882	470,659
AMETEK, Inc.	405,559	64,690,716
Amprius Technologies, Inc. (b)	22,030	108,388
Array Technologies, Inc. (a)	248,871	6,189,422
Atkore, Inc. (a)	68,700	10,577,739
Babcock & Wilcox Enterprises, Inc. (a)	127,558	669,680
Beam Global (a)(b)	12,935	112,535
Blink Charging Co. (a)(b)	80,971	319,026
Bloom Energy Corp. Class A (a)(b)	317,766	4,763,312
Broadwind, Inc. (a)	37,581	170,242
Capstone Turbine Corp. (a)(b)	19,527	11,540
ChargePoint Holdings, Inc. Class A (a)(b)	479,320	3,431,931
Dragonfly Energy Holdings Corp. (a)(b)	14,016	24,108
Eaton Corp. PLC	700,813	161,446,291
Emerson Electric Co.	1,006,031	98,842,546
Encore Wire Corp. (b)	31,727	5,228,927
Energous Corp. (a)(b)	8,359	16,718
Energy Focus, Inc. (a)(b)	160	306
Energy Vault Holdings, Inc. Class A (a)(b)	124,507	397,177
EnerSys	72,580	7,619,448
Enovix Corp. (a)(b)	191,992	2,645,650
Eos Energy Enterprises, Inc. (a)(b)	193,695	629,509
Espey Manufacturing & Electronics Corp.	1,421	23,897
ESS Tech, Inc. Class A (a)(b)	94,690	135,407
Expion360, Inc. (a)	4,549	22,017
Fluence Energy, Inc. (a)(b)	64,898	1,710,062
Flux Power Holdings, Inc. (a)	13,273	61,189
FTC Solar, Inc. (a)(b)	62,202	116,940
FuelCell Energy, Inc. (a)(b)	769,870	1,077,818
Generac Holdings, Inc. (a)	109,282	12,983,794
GrafTech International Ltd.	333,532	1,180,703
Heliogen, Inc. (a)	185,139	33,769
Hubbell, Inc. Class B	94,134	30,692,391
Ideal Power, Inc. (a)	8,368	84,517
Imperalis Holding Corp. warrants (a)	95,205	30
KULR Technology Group, Inc. (a)(b)	109,220	61,174
LSI Industries, Inc.	59,422	935,897
NeoVolta, Inc. (a)(b)	48,745	136,486
Nextracker, Inc. Class A	79,723	3,357,933
NuScale Power Corp. (a)(b)	65,774	392,671
Nuvve Holding Corp. (a)(b)	20,830	10,186
nVent Electric PLC	291,460	16,479,148
Ocean Power Technologies, Inc. (a)(b)	72,330	33,800
Orion Energy Systems, Inc. (a)	45,571	68,812
Pineapple Energy, Inc. (a)	760	806
Pineapple Energy, Inc. rights (a)(c)	760	0
Pioneer Power Solutions, Inc. (a)	8,248	61,076
Plug Power, Inc. (a)(b)	953,719	8,068,463
Polar Power, Inc. (a)(b)	7,081	10,126
Powell Industries, Inc.	15,265	1,281,802
Preformed Line Products Co.	5,302	898,636
Regal Rexnord Corp.	116,252	18,854,912
Rockwell Automation, Inc.	202,271	63,124,734
Sensata Technologies, Inc. PLC	269,575	10,141,412
SES AI Corp. Class A (a)(b)	240,324	507,084
Shoals Technologies Group, Inc. (a)	300,089	5,905,752
SKYX Platforms Corp. (a)(b)	66,949	117,161
Stem, Inc. (a)(b)	248,314	1,263,918
SunPower Corp. (a)(b)	149,784	1,072,453
Sunrun, Inc. (a)(b)	381,946	5,969,816
Sunworks, Inc. (a)(b)	69,800	54,870
Thermon Group Holdings, Inc. (a)	65,137	1,789,965
TPI Composites, Inc. (a)(b)	72,173	364,474
Ultralife Corp. (a)	23,199	219,695
Vertiv Holdings Co.	566,767	22,324,952
Vicor Corp. (a)	40,427	2,739,738
Westwater Resources, Inc. (a)	65,954	47,685
		592,997,288
Ground Transportation - 1.0%
ArcBest Corp.	42,653	4,503,730
Avis Budget Group, Inc. (a)	41,981	8,958,326
Bird Global, Inc. Class A (a)	10,948	11,824
Covenant Transport Group, Inc. Class A	14,474	711,687
CSX Corp.	3,579,993	108,115,789
Daseke, Inc. (a)	81,195	430,334
FTAI Infrastructure LLC	219,862	765,120
Getaround, Inc. (a)(b)	100,708	40,283
Heartland Express, Inc.	80,209	1,210,354
Hertz Global Holdings, Inc. (a)(b)	275,848	4,675,624
J.B. Hunt Transport Services, Inc.	146,210	27,469,935
Knight-Swift Transportation Holdings, Inc. Class A	282,105	15,464,996
Landstar System, Inc.	63,451	12,043,634
Lyft, Inc. (a)	578,618	6,816,120
Marten Transport Ltd.	101,439	2,130,219
Micromobility.Com, Inc. (a)(b)	6,377	441
Norfolk Southern Corp.	400,176	82,040,082
Old Dominion Freight Lines, Inc.	157,923	67,491,553
P.A.M. Transportation Services, Inc. (a)	10,708	246,926
Patriot Transportation Holding, Inc. (a)	903	8,271
RXO, Inc.	206,604	3,735,400
Ryder System, Inc.	81,669	8,224,068
Saia, Inc. (a)	46,600	19,860,920
Schneider National, Inc. Class B	64,166	1,855,039
TuSimple Holdings, Inc. (a)(b)	227,742	284,678
U-Haul Holding Co. (b)	21,472	1,223,260
U-Haul Holding Co. (non-vtg.)	149,933	7,982,433
Uber Technologies, Inc. (a)	3,562,286	168,246,768
Union Pacific Corp.	1,073,253	236,727,414
Universal Logistics Holdings, Inc.	13,605	368,968
Werner Enterprises, Inc.	104,470	4,346,997
XPO, Inc. (a)	203,626	15,196,608
		811,187,801
Industrial Conglomerates - 0.7%
3M Co.	971,540	103,634,172
Ault Alliance, Inc. (a)	1,731	1,748
General Electric Co.	1,916,425	219,354,006
Honeywell International, Inc.	1,171,263	220,127,168
		543,117,094
Machinery - 2.0%
3D Systems Corp. (a)	246,791	1,557,251
AGCO Corp.	110,004	14,248,818
AgEagle Aerial Systems, Inc. (a)(b)	92,813	15,528
Agrify Corp. (a)(b)	146	428
Alamo Group, Inc.	18,846	3,234,916
Albany International Corp. Class A	54,114	5,017,450
Allison Transmission Holdings, Inc.	160,159	9,681,612
Astec Industries, Inc.	40,141	2,200,530
Barnes Group, Inc.	91,061	3,578,697
Blue Bird Corp. (a)	30,138	658,515
Caterpillar, Inc.	907,112	255,016,397
Chart Industries, Inc. (a)	73,968	13,357,141
CIRCOR International, Inc. (a)	36,759	2,047,109
Columbus McKinnon Corp. (NY Shares)	49,058	1,848,015
Commercial Vehicle Group, Inc. (a)	49,365	454,652
Crane Co.	84,353	7,686,245
Cummins, Inc.	248,921	57,261,787
Deere & Co.	474,712	195,078,149
Desktop Metal, Inc. (a)(b)	417,635	751,743
Donaldson Co., Inc.	214,908	13,726,174
Douglas Dynamics, Inc.	40,666	1,230,960
Dover Corp.	246,737	36,591,097
Eastern Co. (b)	9,630	174,207
Energy Recovery, Inc. (a)	98,009	2,663,885
Enerpac Tool Group Corp. Class A	99,918	2,617,852
EnPro Industries, Inc.	36,765	5,014,378
ESAB Corp.	89,812	6,481,732
ESCO Technologies, Inc.	44,777	4,791,587
Fathom Digital Manufacturing Corp. (a)	11,044	5,081
Federal Signal Corp.	108,420	6,608,199
Flowserve Corp.	230,357	9,115,226
Fortive Corp.	621,616	49,014,422
Franklin Electric Co., Inc.	68,354	6,610,515
FreightCar America, Inc. (a)	13,689	37,782
Gates Industrial Corp. PLC (a)	249,465	3,063,430
Gencor Industries, Inc. (a)	14,658	209,316
Gorman-Rupp Co.	38,288	1,230,576
Graco, Inc.	297,117	23,454,416
Graham Corp. (a)	19,661	314,576
Helios Technologies, Inc.	58,098	3,362,712
Hillenbrand, Inc.	122,902	5,953,373
Hillman Solutions Corp. Class A (a)	313,083	2,833,401
Hurco Companies, Inc.	11,462	248,496
Hydrofarm Holdings Group, Inc. (a)(b)	84,346	105,433
Hyliion Holdings Corp. Class A (a)(b)	213,843	260,888
Hyster-Yale Materials Handling, Inc. Class A	18,633	850,969
Hyzon Motors, Inc. Class A (a)(b)	152,523	193,704
IDEX Corp.	133,227	30,162,593
Illinois Tool Works, Inc.	486,852	120,422,842
Ingersoll Rand, Inc.	710,465	49,455,469
ITT, Inc.	144,090	14,737,525
John Bean Technologies Corp.	56,334	6,191,670
Kadant, Inc.	20,755	4,560,704
Kennametal, Inc.	143,137	3,788,836
L.B. Foster Co. Class A (a)	15,915	280,263
Laser Photonics Corp.	8,288	16,327
Lightning eMotors, Inc. (a)(b)	2,171	4,103
Lincoln Electric Holdings, Inc.	101,106	19,458,861
Lindsay Corp.	19,447	2,413,373
LiqTech International, Inc. (a)(b)	4,574	15,735
Luxfer Holdings PLC sponsored	48,395	582,192
Manitex International, Inc. (a)	16,770	77,645
Manitowoc Co., Inc. (a)	64,567	1,092,474
Markforged Holding Corp. (a)	153,980	201,714
Mayville Engineering Co., Inc. (a)	21,728	255,087
Microvast Holdings, Inc. (a)(b)	326,220	727,471
Middleby Corp. (a)	94,131	13,704,532
Miller Industries, Inc.	19,020	760,800
Mueller Industries, Inc.	100,454	7,751,031
Mueller Water Products, Inc. Class A	270,557	3,820,265
Nauticus Robotics, Inc. (a)	6,510	13,150
Nikola Corp. (a)(b)	950,284	1,121,335
NN, Inc. (a)	70,310	149,057
Nordson Corp.	94,825	23,150,576
Nuburu, Inc. (a)(b)	8,552	3,328
Nxu, Inc. (b)	7,685	1,537
Omega Flex, Inc.	5,326	445,786
Oshkosh Corp.	114,643	11,903,383
Otis Worldwide Corp.	727,241	62,215,468
PACCAR, Inc.	919,416	75,658,743
Park-Ohio Holdings Corp.	15,706	293,859
Parker Hannifin Corp.	225,341	93,944,663
Pentair PLC	289,545	20,343,432
Perma-Pipe International Holdings, Inc. (a)	14,037	121,982
Proto Labs, Inc. (a)	48,963	1,444,409
RBC Bearings, Inc. (a)	51,174	11,797,654
REV Group, Inc.	54,109	734,800
Sarcos Technology and Robotics Corp. Class A (a)(b)	22,832	25,572
Shyft Group, Inc. (The)	56,566	886,955
Snap-On, Inc.	93,244	25,045,338
SPX Technologies, Inc. (a)	81,393	6,431,675
Standex International Corp.	20,974	3,222,236
Stanley Black & Decker, Inc.	268,448	25,336,122
Symbotic, Inc. (a)(b)	26,317	1,099,787
Taylor Devices, Inc. (a)	8,690	193,353
TechPrecision Corp. (a)	16,414	114,077
Tennant Co.	31,897	2,629,270
Terex Corp.	120,611	7,310,233
The Greenbrier Companies, Inc.	56,558	2,407,108
The L.S. Starrett Co. Class A (a)	13,475	149,438
Timken Co.	117,034	8,943,738
Titan International, Inc. (a)	89,719	1,129,562
Toro Co.	184,175	18,844,786
Trinity Industries, Inc.	144,240	3,616,097
Twin Disc, Inc. (a)	14,583	210,724
Urban-Gro, Inc. (a)(b)	10,932	10,932
Velo3D, Inc. (a)(b)	107,482	169,822
Wabash National Corp.	85,838	1,935,647
Watts Water Technologies, Inc. Class A	48,769	9,206,124
Westinghouse Air Brake Tech Co.	316,543	35,617,418
Xos, Inc. Class A (a)(b)	75,804	20,444
Xylem, Inc.	420,449	43,533,289
		1,542,373,791
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc.	17,210	753,110
Genco Shipping & Trading Ltd.	65,075	889,575
Kirby Corp. (a)	106,380	8,811,455
Matson, Inc.	62,900	5,527,652
Pangaea Logistics Solutions Ltd.	62,794	354,158
		16,335,950
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	223,549	9,382,352
Allegiant Travel Co.	27,369	2,431,462
American Airlines Group, Inc. (a)	1,142,205	16,824,680
Blade Air Mobility, Inc. (a)	82,254	262,390
Delta Air Lines, Inc.	1,128,144	48,374,815
Frontier Group Holdings, Inc. (a)	61,663	387,244
Hawaiian Holdings, Inc. (a)	125,568	1,077,373
JetBlue Airways Corp. (a)	582,246	3,446,896
Joby Aviation, Inc. (a)(b)	606,288	4,516,846
Mesa Air Group, Inc. (a)	68,627	94,019
SkyWest, Inc. (a)	79,222	3,572,912
Southwest Airlines Co.	1,047,586	33,103,718
Spirit Airlines, Inc.	188,338	3,107,577
Sun Country Airlines Holdings, Inc. (a)	66,870	995,694
United Airlines Holdings, Inc. (a)	576,790	28,729,910
Wheels Up Experience, Inc. Class A (a)(b)	30,439	58,443
		156,366,331
Professional Services - 1.0%
Alight, Inc. Class A (a)	587,040	4,484,986
ASGN, Inc. (a)	87,621	7,198,941
Asure Software, Inc. (a)	45,791	574,219
Automatic Data Processing, Inc.	727,216	185,156,466
Barrett Business Services, Inc.	11,823	1,131,225
BGSF, Inc.	14,883	142,579
BlackSky Technology, Inc. Class A (a)(b)	120,376	163,711
Booz Allen Hamilton Holding Corp. Class A	232,697	26,366,897
Broadridge Financial Solutions, Inc.	207,455	38,630,196
CACI International, Inc. Class A (a)	40,146	13,168,289
CBIZ, Inc. (a)	88,360	4,957,880
Ceridian HCM Holding, Inc. (a)	272,737	19,778,887
Clarivate Analytics PLC (a)(b)	756,790	5,622,950
Concentrix Corp.	75,262	6,008,165
Conduent, Inc. (a)	342,971	1,076,929
CRA International, Inc.	12,291	1,335,171
CSG Systems International, Inc.	53,233	2,891,084
DLH Holdings Corp. (a)	18,283	203,855
Dun & Bradstreet Holdings, Inc.	391,836	4,271,012
Equifax, Inc.	215,454	44,534,342
Exela Technologies, Inc. (a)(b)	7,955	34,843
ExlService Holdings, Inc. (a)	293,892	8,590,463
Exponent, Inc.	89,786	8,068,170
First Advantage Corp.	97,702	1,362,943
FiscalNote Holdings, Inc. Class A (a)(b)	121,332	268,144
Forrester Research, Inc. (a)	18,246	558,875
Franklin Covey Co. (a)	20,215	862,574
FTI Consulting, Inc. (a)	59,950	11,139,909
Gee Group, Inc. (a)	144,333	85,546
Genpact Ltd.	297,925	11,121,540
Heidrick & Struggles International, Inc.	34,771	921,084
Hirequest, Inc.	8,245	156,820
HireRight Holdings Corp. (a)	32,565	340,956
Hudson Global, Inc. (a)	3,680	78,384
Huron Consulting Group, Inc. (a)	34,598	3,458,070
ICF International, Inc.	30,008	4,052,880
Innodata, Inc. (a)	41,455	538,915
Insperity, Inc.	63,605	6,445,095
Jacobs Solutions, Inc.	223,345	30,111,373
KBR, Inc.	238,805	14,691,284
Kelly Services, Inc. Class A (non-vtg.)	60,711	1,122,546
Kforce, Inc.	33,275	2,084,679
Korn Ferry	91,717	4,675,733
LegalZoom.com, Inc. (a)	161,115	1,838,322
Leidos Holdings, Inc.	241,901	23,587,767
Manpower, Inc.	89,685	7,073,456
Mastech Digital, Inc. (a)	3,834	41,330
Maximus, Inc.	107,055	8,652,185
MISTRAS Group, Inc. (a)	32,103	171,430
NV5 Global, Inc. (a)	22,908	2,331,576
Paychex, Inc.	564,408	68,987,590
Paycom Software, Inc.	85,322	25,156,338
Paycor HCM, Inc. (a)(b)	83,830	1,967,490
Paylocity Holding Corp. (a)	72,784	14,593,192
Planet Labs PBC Class A (a)(b)	330,692	1,074,749
Professional Diversity Network, Inc. (a)(b)	6,283	16,399
RCM Technologies, Inc. (a)(b)	11,207	230,192
Resources Connection, Inc.	53,775	834,050
Robert Half, Inc.	191,452	14,159,790
Science Applications International Corp.	95,219	11,203,468
ShiftPixy, Inc. (a)	351	207
Skillsoft Corp. (a)(b)	150,972	197,773
Spire Global, Inc. (a)	24,333	127,992
SS&C Technologies Holdings, Inc.	380,768	21,863,699
StarTek, Inc. (a)	10,929	33,880
Steel Connect, Inc. (a)	3,766	38,112
Sterling Check Corp. (a)	39,375	548,888
TaskUs, Inc. (a)	45,878	454,192
TransUnion Holding Co., Inc.	339,682	27,588,972
TriNet Group, Inc. (a)(b)	61,484	6,820,420
TrueBlue, Inc. (a)	56,428	853,756
Ttec Holdings, Inc.	33,238	989,163
Upwork, Inc. (a)	214,386	3,175,057
Verisk Analytics, Inc.	254,275	61,590,491
Verra Mobility Corp. (a)	242,933	4,321,778
Where Food Comes From, Inc. (a)	158	2,240
Willdan Group, Inc. (a)	22,522	543,681
		789,538,235
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	182,522	7,439,597
Alta Equipment Group, Inc.	51,537	733,372
Applied Industrial Technologies, Inc.	68,161	10,522,014
Beacon Roofing Supply, Inc. (a)	96,265	7,686,760
BlueLinx Corp. (a)	15,563	1,389,153
Boise Cascade Co.	69,218	7,570,373
Core & Main, Inc. (a)(b)	155,707	5,113,418
Custom Truck One Source, Inc. Class A (a)	107,248	719,634
Distribution Solutions Group I (a)	9,258	477,065
DXP Enterprises, Inc. (a)	26,909	957,153
EVI Industries, Inc. (a)	9,120	240,950
Fastenal Co.	1,004,597	57,844,695
Ferguson PLC	360,818	58,293,756
FTAI Aviation Ltd.	177,316	6,553,599
GATX Corp.	61,699	7,289,120
Global Industrial Co.	28,032	948,603
GMS, Inc. (a)	72,411	5,020,979
H&E Equipment Services, Inc.	59,029	2,675,194
Herc Holdings, Inc.	42,706	5,557,759
Hudson Technologies, Inc. (a)	70,734	853,052
Karat Packaging, Inc.	8,531	212,422
McGrath RentCorp.	43,376	4,385,314
Mega Matrix Corp. (a)	12,120	11,393
MRC Global, Inc. (a)	148,088	1,380,180
MSC Industrial Direct Co., Inc. Class A	83,520	8,524,051
NOW, Inc. (a)	192,405	2,149,164
Rush Enterprises, Inc.:
Class A	129,202	5,350,255
Class B	2,049	94,193
SiteOne Landscape Supply, Inc. (a)	79,202	13,558,590
Titan Machinery, Inc. (a)	34,510	1,070,500
Transcat, Inc. (a)	13,138	1,339,550
Triton International Ltd.	96,577	8,103,776
United Rentals, Inc.	120,688	57,512,660
Veritiv Corp.	23,674	3,985,044
W.W. Grainger, Inc.	78,624	56,148,543
Watsco, Inc. (b)	58,717	21,405,282
WESCO International, Inc.	79,219	12,821,595
Willis Lease Finance Corp. (a)	5,107	217,711
Xometry, Inc. (a)(b)	51,200	975,360
		387,131,829
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)	3,404	15,216
TOTAL INDUSTRIALS		7,617,657,942
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.9%
ADTRAN Holdings, Inc.	125,399	1,072,161
Airspan Networks Holdings, Inc. (a)(b)	38,468	5,216
Applied Optoelectronics, Inc. (a)(b)	50,898	700,865
Arista Networks, Inc. (a)	439,091	85,723,736
Aviat Networks, Inc. (a)	17,621	620,964
BK Technologies Corp.	1,331	14,248
CalAmp Corp. (a)	55,099	33,798
Calix, Inc. (a)	102,925	4,787,042
Cambium Networks Corp. (a)	19,057	175,515
Casa Systems, Inc. (a)	51,702	50,151
Ciena Corp. (a)	261,712	13,080,366
Cisco Systems, Inc.	7,209,591	413,470,044
Clearfield, Inc. (a)(b)	22,402	787,430
ClearOne, Inc. (a)	23,778	20,984
CommScope Holding Co., Inc. (a)	397,226	1,326,735
COMSovereign Holding Corp. (a)(b)	749	1,019
Comtech Telecommunications Corp.	51,353	516,098
Digi International, Inc. (a)	62,132	2,073,966
DZS, Inc. (a)(b)	29,592	68,653
EMCORE Corp. (a)	52,233	31,340
Extreme Networks, Inc. (a)	229,019	6,286,572
F5, Inc. (a)	106,710	17,464,159
Franklin Wireless Corp. (a)	2,616	8,306
Genasys, Inc. (a)	69,050	238,913
Harmonic, Inc. (a)	202,226	2,159,774
Infinera Corp. (a)(b)	339,952	1,590,975
Inseego Corp. (a)(b)	125,101	79,502
Juniper Networks, Inc.	566,776	16,504,517
KVH Industries, Inc. (a)	21,024	111,427
Lantronix, Inc. (a)(b)	49,310	192,309
Lumentum Holdings, Inc. (a)	119,696	6,479,144
Motorola Solutions, Inc.	295,039	83,664,209
NETGEAR, Inc. (a)	49,273	649,418
NetScout Systems, Inc. (a)	121,547	3,479,891
Network-1 Security Solutions, Inc.	15,146	32,564
Ondas Holdings, Inc. (a)(b)	57,259	57,259
Optical Cable Corp. (a)	398	1,457
PCTEL, Inc.	20,765	85,967
Ribbon Communications, Inc. (a)	159,339	471,643
Ubiquiti, Inc.	7,639	1,337,054
ViaSat, Inc. (a)	135,500	3,758,770
Viavi Solutions, Inc. (a)	389,364	4,068,854
Vislink Technologies, Inc. (a)(b)	3,268	14,804
		673,297,819
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	36,724	264,046
Advanced Energy Industries, Inc.	66,785	7,885,305
Aeva Technologies, Inc. (a)	163,649	154,256
AEye, Inc. Class A (a)(b)	192,732	50,110
Airgain, Inc. (a)	15,261	70,506
Akoustis Technologies, Inc. (a)(b)	122,642	185,189
Alpine 4 Holdings, Inc. (a)(b)	35,149	47,100
Amphenol Corp. Class A	1,047,727	92,598,112
AmpliTech Group, Inc. (a)	58,202	109,420
Arlo Technologies, Inc. (a)	155,452	1,518,766
Arrow Electronics, Inc. (a)	100,107	13,357,277
Astrotech Corp. (a)	7,758	76,028
Avnet, Inc.	161,336	8,187,802
Badger Meter, Inc.	52,087	8,650,609
Bel Fuse, Inc. Class B (non-vtg.)	23,252	1,216,080
Belden, Inc.	75,561	7,095,178
Benchmark Electronics, Inc.	59,635	1,535,005
CDW Corp.	237,744	50,199,646
Cepton, Inc. (a)(b)	52,479	28,769
ClearSign Combustion Corp. (a)	41,576	47,812
Climb Global Solutions, Inc.	6,837	294,059
Coda Octopus Group, Inc. (a)(b)	7,025	53,390
Cognex Corp.	305,110	14,364,579
Coherent Corp. (a)	243,240	9,153,121
Corning, Inc.	1,346,453	44,190,587
CPS Technologies Corp. (a)	12,397	33,720
Crane Nxt Co.	85,380	5,068,157
CTS Corp.	55,758	2,489,595
Daktronics, Inc. (a)	71,423	597,096
Digital Ally, Inc. (b)	3,677	11,950
eMagin Corp. (a)	129,674	259,348
ePlus, Inc. (a)	46,455	3,083,683
Evolv Technologies Holdings, Inc. (a)	121,836	851,634
Fabrinet (a)	63,597	10,224,490
FARO Technologies, Inc. (a)	32,882	521,509
Focus Universal, Inc. (b)	45,621	84,399
Frequency Electronics, Inc.	1,929	12,751
Identiv, Inc. (a)	35,097	289,901
Insight Enterprises, Inc. (a)	50,750	8,124,568
Interlink Electronics, Inc. (a)	266	2,490
IPG Photonics Corp. (a)	54,957	5,955,141
Iteris, Inc. (a)	71,414	327,790
Itron, Inc. (a)	79,038	5,406,990
Jabil, Inc.	233,471	26,713,752
KEY Tronic Corp. (a)	7,162	34,306
Keysight Technologies, Inc. (a)	313,765	41,824,875
Kimball Electronics, Inc. (a)	42,796	1,292,011
Knowles Corp. (a)	159,348	2,554,348
LGL Group, Inc. (a)	914	4,570
LightPath Technologies, Inc. Class A (a)	45,332	80,238
Lightwave Logic, Inc. (a)(b)	198,414	1,251,992
Littelfuse, Inc.	43,696	11,670,328
Luna Innovations, Inc. (a)(b)	56,347	388,231
M-Tron Industries, Inc.	457	8,683
Methode Electronics, Inc. Class A	62,108	2,002,983
MicroVision, Inc. (a)(b)	296,825	747,999
Mirion Technologies, Inc. Class A (a)	212,169	1,811,923
Movella Holdings, Inc. (a)(b)	77,204	61,408
Napco Security Technologies, Inc.	51,072	1,265,564
National Instruments Corp.	231,001	13,767,660
Neonode, Inc. (a)	16,275	29,132
nLIGHT, Inc. (a)	83,285	950,282
Novanta, Inc. (a)	63,142	10,543,451
OSI Systems, Inc. (a)	27,007	3,682,404
Ouster, Inc. (a)(b)	44,391	249,921
Par Technology Corp. (a)(b)	51,510	2,239,655
PC Connection, Inc.	20,335	1,080,195
Plexus Corp. (a)	49,214	4,997,682
Powerfleet, Inc. (a)	59,046	145,253
Presto Automation, Inc. (a)	26,361	87,782
Red Cat Holdings, Inc. (a)(b)	36,475	35,166
Research Frontiers, Inc. (a)(b)	31,238	47,169
RF Industries Ltd. (a)	7,617	28,640
Richardson Electronics Ltd.	19,323	243,277
Rogers Corp. (a)	32,796	4,739,350
Sanmina Corp. (a)	104,139	5,800,542
ScanSource, Inc. (a)	43,211	1,416,457
Sigmatron International, Inc. (a)(b)	7,949	56,915
Smartrent, Inc. (a)(b)	208,150	707,710
Sobr Safe, Inc. (a)(b)	17,367	23,445
Sono-Tek Corp. (a)	20,858	101,370
TD SYNNEX Corp.	75,110	7,642,443
TE Connectivity Ltd.	554,569	73,419,390
Teledyne Technologies, Inc. (a)	82,797	34,633,985
Trimble, Inc. (a)	437,672	23,980,049
TTM Technologies, Inc. (a)	184,955	2,755,830
Vishay Intertechnology, Inc.	225,309	6,182,479
Vishay Precision Group, Inc. (a)	21,271	766,181
Vontier Corp.	274,755	8,630,055
Vuzix Corp. (a)(b)	97,307	389,228
Wrap Technologies, Inc. (a)(b)	42,925	74,690
Zebra Technologies Corp. Class A (a)	90,505	24,889,780
		630,728,743
IT Services - 1.4%
Accenture PLC Class A	1,111,857	359,985,941
Akamai Technologies, Inc. (a)	267,753	28,138,163
Backblaze, Inc. Class A (a)	23,297	136,520
BigCommerce Holdings, Inc. (a)	109,203	1,157,552
Brightcove, Inc. (a)	67,314	259,159
Ciso Global, Inc. (a)(b)	67,013	11,526
Cloudflare, Inc. (a)	508,487	33,066,910
Cognizant Technology Solutions Corp. Class A	892,534	63,914,360
Computer Task Group, Inc. (a)	29,012	298,243
Crexendo, Inc.	4,063	8,085
CSP, Inc.	2,607	40,435
DecisionPoint Systems, Inc. (a)	6,942	48,316
Digitalocean Holdings, Inc. (a)(b)	100,852	2,728,047
DXC Technology Co. (a)	400,984	8,316,408
Edgio, Inc. (a)	224,073	193,599
EPAM Systems, Inc. (a)	101,937	26,400,664
Fastly, Inc. Class A (a)	200,812	4,777,317
Gartner, Inc. (a)	139,211	48,679,302
GoDaddy, Inc. (a)	272,379	19,750,201
Grid Dynamics Holdings, Inc. (a)	90,154	1,048,491
Hackett Group, Inc.	41,171	970,400
IBM Corp.	1,598,262	234,672,809
Information Services Group, Inc.	51,969	270,239
Inpixon (a)(b)	1,194	195
Kyndryl Holdings, Inc. (a)	361,950	6,109,716
MongoDB, Inc. Class A (a)	122,990	46,896,087
Okta, Inc. (a)	273,304	22,823,617
OMNIQ Corp. (a)	2,813	5,907
Perficient, Inc. (a)	62,288	3,973,352
PFSweb, Inc. (a)	26,610	126,930
Rackspace Technology, Inc. (a)(b)	101,318	253,295
Research Solutions, Inc. (a)	1,221	2,735
Snowflake, Inc. (a)	508,705	79,790,379
Squarespace, Inc. Class A (a)	71,583	2,158,227
The Glimpse Group, Inc. (a)(b)	15,898	52,145
Thoughtworks Holding, Inc. (a)	126,878	630,584
Tucows, Inc. (a)(b)	17,083	404,013
Twilio, Inc. Class A (a)	306,993	19,558,524
Unisys Corp. (a)	110,846	446,709
VeriSign, Inc. (a)	159,569	33,156,843
WaveDancer, Inc. (a)(b)	11,443	3,611
WidePoint Corp. (a)	10,560	20,170
		1,051,285,726
Semiconductors & Semiconductor Equipment - 7.0%
ACM Research, Inc. (a)	71,857	1,261,809
Advanced Micro Devices, Inc. (a)	2,834,491	299,662,389
AEHR Test Systems (a)(b)	45,044	2,297,694
Allegro MicroSystems LLC (a)	116,917	4,472,075
Alpha & Omega Semiconductor Ltd. (a)	37,894	1,195,556
Ambarella, Inc. (a)	65,775	4,087,916
Amkor Technology, Inc.	178,737	4,997,487
Amtech Systems, Inc. (a)	21,399	183,603
Analog Devices, Inc.	890,939	161,954,891
Applied Materials, Inc.	1,488,070	227,317,573
Atomera, Inc. (a)(b)	43,547	276,959
Axcelis Technologies, Inc. (a)	57,768	11,100,121
AXT, Inc. (a)	69,951	181,873
Broadcom, Inc.	733,790	677,207,453
CEVA, Inc. (a)	39,602	919,558
Cirrus Logic, Inc. (a)	97,167	7,971,581
Cohu, Inc. (a)	82,545	3,086,358
Credo Technology Group Holding Ltd. (a)	159,463	2,624,761
CVD Equipment Corp. (a)	17,135	122,687
Diodes, Inc. (a)	81,454	6,667,010
Enphase Energy, Inc. (a)	240,996	30,493,224
Entegris, Inc.	262,995	26,633,504
Everspin Technologies, Inc. (a)	24,847	258,657
First Solar, Inc. (a)	174,574	33,015,435
FormFactor, Inc. (a)	134,491	4,750,222
GSI Technology, Inc. (a)	31,934	99,315
Ichor Holdings Ltd. (a)	50,704	1,857,288
Impinj, Inc. (a)	37,939	2,525,599
indie Semiconductor, Inc. (a)(b)	154,348	1,034,132
Intel Corp.	7,342,310	258,008,773
Intest Corp. (a)	17,639	309,035
KLA Corp.	241,353	121,127,830
Kopin Corp. (a)	168,752	246,378
Kulicke & Soffa Industries, Inc.	98,713	5,106,423
Lam Research Corp.	236,552	166,154,125
Lattice Semiconductor Corp. (a)	242,546	23,590,024
MACOM Technology Solutions Holdings, Inc. (a)	91,986	7,778,336
Marvell Technology, Inc.	1,510,567	87,990,528
MaxLinear, Inc. Class A (a)	129,534	3,044,049
Meta Materials, Inc. (a)(b)	604,133	139,071
Microchip Technology, Inc.	962,707	78,787,941
Micron Technology, Inc.	1,924,442	134,595,473
MKS Instruments, Inc.	100,542	10,077,325
Monolithic Power Systems, Inc.	79,216	41,288,171
Navitas Semiconductor Corp. (a)	138,063	1,219,096
NVE Corp.	8,223	727,324
NVIDIA Corp.	4,352,437	2,148,145,281
NXP Semiconductors NV	456,693	93,950,884
ON Semiconductor Corp. (a)	758,420	74,674,033
Onto Innovation, Inc. (a)	85,614	11,898,634
PDF Solutions, Inc. (a)	53,922	1,959,525
Peraso, Inc. (a)	10,535	3,155
Photronics, Inc. (a)	108,738	2,583,615
Pixelworks, Inc. (a)	76,064	98,123
Power Integrations, Inc.	101,279	8,509,462
Qorvo, Inc. (a)	176,652	18,970,658
Qualcomm, Inc.	1,961,601	224,662,163
QuickLogic Corp. (a)	20,239	169,603
Rambus, Inc. (a)	191,765	10,828,970
Rigetti Computing, Inc. Class A (a)(b)	126,829	228,292
Semtech Corp. (a)	111,111	2,905,553
Silicon Laboratories, Inc. (a)	56,383	7,603,811
SiTime Corp. (a)	29,025	3,851,327
SkyWater Technology, Inc. (a)(b)	15,689	105,116
Skyworks Solutions, Inc.	280,223	30,471,449
SMART Global Holdings, Inc. (a)	86,509	2,234,527
SolarEdge Technologies, Inc. (a)	99,222	16,130,521
Synaptics, Inc. (a)	70,481	6,169,907
Teradyne, Inc.	273,431	29,495,002
Texas Instruments, Inc.	1,598,614	268,663,069
Transphorm, Inc. (a)	41,271	112,670
Ultra Clean Holdings, Inc. (a)	77,860	2,737,558
Universal Display Corp.	76,976	12,513,219
Veeco Instruments, Inc. (a)(b)	93,124	2,718,290
Wolfspeed, Inc. (a)(b)	218,728	10,459,573
		5,451,300,622
Software - 10.0%
8x8, Inc. (a)(b)	217,741	707,658
A10 Networks, Inc.	119,809	1,783,956
ACI Worldwide, Inc. (a)	193,153	4,689,755
Adeia, Inc.	191,792	1,929,428
Adobe, Inc. (a)	807,305	451,557,979
Agilysys, Inc. (a)	34,794	2,454,543
Alarm.com Holdings, Inc. (a)	89,324	5,231,707
Alkami Technology, Inc. (a)	61,592	1,072,933
Altair Engineering, Inc. Class A (a)	95,351	6,338,934
Alteryx, Inc. Class A (a)	112,171	3,311,288
American Software, Inc. Class A	62,151	716,601
Amplitude, Inc. (a)	103,314	1,206,708
ANSYS, Inc. (a)	152,058	48,486,734
AppFolio, Inc. (a)	34,125	6,578,276
Appian Corp. Class A (a)(b)	76,234	3,712,596
AppLovin Corp. (a)(b)	221,667	9,580,448
Arteris, Inc. (a)	27,867	188,660
Asana, Inc. (a)(b)	138,955	2,986,143
Aspen Technology, Inc. (a)	51,357	9,963,258
Atlassian Corp. PLC (a)	266,737	54,430,352
AudioEye, Inc. (a)(b)	7,282	34,808
Aurora Innovation, Inc. (a)(b)	798,438	2,531,048
Authid, Inc. (a)(b)	6,560	55,826
Autodesk, Inc. (a)	376,134	83,479,180
AvePoint, Inc. (a)(b)	168,039	1,166,191
Bentley Systems, Inc. Class B	351,056	17,521,205
Bill Holdings, Inc. (a)	168,142	19,386,773
Black Knight, Inc. (a)	275,476	20,870,062
Blackbaud, Inc. (a)	80,528	6,128,986
BlackLine, Inc. (a)	98,754	5,931,165
Blend Labs, Inc. (a)(b)	277,956	322,429
Box, Inc. Class A (a)	254,529	6,739,928
Braze, Inc. (a)	65,831	3,045,342
BSQUARE Corp. (a)	7,885	9,541
BTCS, Inc. (a)	11,578	12,157
BTCS, Inc. Series V (c)	11,578	0
C3.ai, Inc. (a)(b)	151,145	4,688,518
Cadence Design Systems, Inc. (a)	479,336	115,251,548
CCC Intelligent Solutions Holdings, Inc. Class A (a)	191,943	2,053,790
Cerence, Inc. (a)	73,975	1,930,748
Cipher Mining, Inc. (a)(b)	86,576	276,177
Cleanspark, Inc. (a)(b)	194,378	958,284
Clear Secure, Inc.	142,047	3,088,102
Clearwater Analytics Holdings, Inc. (a)	140,079	2,542,434
CommVault Systems, Inc. (a)	78,212	5,342,662
Confluent, Inc. (a)	328,880	10,882,639
Consensus Cloud Solutions, Inc. (a)	29,570	944,170
CoreCard Corp. (a)(b)	9,899	210,255
Couchbase, Inc. (a)(b)	41,590	711,189
Crowdstrike Holdings, Inc. (a)	393,728	64,189,476
CS Disco, Inc. (a)	29,508	280,326
CXApp, Inc.:
Class A (a)(b)	2,554	10,139
Class C	412	1,554
Cyngn, Inc. (a)(b)	92,206	53,018
D-Wave Quantum, Inc.	89,390	103,692
Datadog, Inc. Class A (a)	442,186	42,662,105
DatChat, Inc. (a)	1,409	652
Dave, Inc. (a)(b)	9,953	76,638
Digimarc Corp. (a)(b)	28,629	937,313
Digital Turbine, Inc. (a)	153,573	1,368,335
DocuSign, Inc. (a)	354,848	17,848,854
Dolby Laboratories, Inc. Class A	104,365	8,815,712
Domo, Inc. Class B (a)	55,405	590,617
DoubleVerify Holdings, Inc. (a)	178,112	6,021,967
Dropbox, Inc. Class A (a)	478,892	13,308,409
Duos Technologies Group, Inc. (a)	23,909	127,674
Dynatrace, Inc. (a)	381,856	18,405,459
E2open Parent Holdings, Inc. (a)(b)	333,840	1,612,447
Ebix, Inc.	41,416	691,647
eGain Communications Corp. (a)	36,168	240,879
Elastic NV (a)	137,826	8,528,673
Enfusion, Inc. Class A (a)	32,138	274,459
EngageSmart, Inc. (a)	53,395	945,625
Envestnet, Inc. (a)(b)	97,589	5,331,287
Everbridge, Inc. (a)	75,319	1,868,664
EverCommerce, Inc. (a)	51,029	539,377
Expensify, Inc. (a)	73,559	315,568
Fair Isaac Corp. (a)	43,869	39,683,459
Five9, Inc. (a)	125,496	9,082,146
Fortinet, Inc. (a)	1,144,109	68,886,803
Foxo Technologies, Inc. Class A (a)(b)	47,700	6,979
Freshworks, Inc. (a)	295,320	6,458,648
Gen Digital, Inc.	1,001,023	20,270,716
GitLab, Inc. (a)	116,441	5,515,810
Greenidge Generation Holdings, Inc. (a)(b)	2,725	12,699
GSE Systems, Inc. (a)	274	97
Guidewire Software, Inc. (a)	145,450	12,571,244
HashiCorp, Inc. (a)	168,343	4,908,882
HubSpot, Inc. (a)	87,084	47,593,148
Informatica, Inc. (a)(b)	70,091	1,468,406
Instructure Holdings, Inc. (a)(b)	29,511	764,630
Intapp, Inc. (a)	37,231	1,363,027
Intellicheck, Inc. (a)(b)	21,753	56,558
InterDigital, Inc. (b)	47,258	4,097,741
Intrusion, Inc. (a)(b)	19,226	15,573
Intuit, Inc.	493,791	267,540,902
Inuvo, Inc. (a)(b)	121,663	28,956
Issuer Direct Corp. (a)	5,925	126,203
Jamf Holding Corp. (a)	88,526	1,492,548
Kaltura, Inc. (a)	120,179	227,138
LivePerson, Inc. (a)	116,570	489,594
Liveramp Holdings, Inc. (a)	119,151	3,853,343
Livevox Holdings, Inc. (a)	31,761	102,270
Manhattan Associates, Inc. (a)	108,901	22,065,521
Marathon Digital Holdings, Inc. (a)(b)	291,105	3,659,190
MariaDB PLC	3,033	1,766
Marin Software, Inc. (a)(b)	17,179	7,902
Matterport, Inc. (a)(b)	460,697	1,234,668
MeridianLink, Inc. (a)	35,043	620,612
Microsoft Corp.	13,085,735	4,288,980,504
MicroStrategy, Inc. Class A (a)(b)	19,147	6,845,627
Mitek Systems, Inc. (a)	88,959	993,672
Model N, Inc. (a)	64,507	1,741,689
N-able, Inc. (a)	123,486	1,651,008
nCino, Inc. (a)(b)	141,801	4,660,999
NCR Corp. (a)	248,586	7,646,505
Near Intelligence, Inc. (a)(b)	45,688	17,412
NetSol Technologies, Inc. (a)	11,760	25,872
New Relic, Inc. (a)	104,195	8,868,036
Nextnav, Inc. (a)(b)	28,910	124,891
Nutanix, Inc. Class A (a)	405,970	12,625,667
Oblong, Inc. (a)(b)	1,050	746
Olo, Inc. (a)	184,021	1,186,935
ON24, Inc.	74,525	511,242
Onespan, Inc. (a)	60,732	743,967
Oracle Corp.	2,707,927	326,007,332
Pagerduty, Inc. (a)	147,340	3,795,478
Palantir Technologies, Inc. (a)	3,145,458	47,118,961
Palo Alto Networks, Inc. (a)	531,936	129,420,029
Park City Group, Inc. (b)	32,876	296,213
Pegasystems, Inc.	76,750	3,811,405
Phunware, Inc. (a)(b)	166,087	46,421
Porch Group, Inc. Class A (a)(b)	153,179	129,436
PowerSchool Holdings, Inc. (a)(b)	76,694	1,696,471
Procore Technologies, Inc. (a)	126,034	8,513,597
Progress Software Corp.	76,363	4,645,925
PROS Holdings, Inc. (a)(b)	73,353	2,630,439
PTC, Inc. (a)	187,551	27,601,881
Q2 Holdings, Inc. (a)	108,961	3,749,348
Qualys, Inc. (a)	59,628	9,281,098
Quantum Computing, Inc. (a)(b)	39,536	46,652
Rapid7, Inc. (a)	106,258	5,354,341
Red Violet, Inc. (a)(b)	19,217	395,102
Rekor Systems, Inc. (a)(b)	83,515	309,006
Remark Holdings, Inc. (a)(b)	13,932	8,248
Rimini Street, Inc. (a)	85,187	206,153
RingCentral, Inc. (a)	139,784	4,323,519
Riot Platforms, Inc. (a)(b)	304,273	3,453,499
Roper Technologies, Inc.	187,483	93,565,266
Rubicon Technologies, Inc. Class A (a)(b)	61,146	30,506
Salesforce, Inc. (a)	1,723,093	381,596,176
Samsara, Inc. (a)	216,501	5,923,467
SecureWorks Corp. (a)	18,591	128,278
Semrush Holdings, Inc. (a)	60,004	567,038
SentinelOne, Inc. (a)	414,311	6,889,992
ServiceNow, Inc. (a)	358,700	211,213,321
Sigma Additive Solutions, Inc. (a)(b)	24,802	5,652
Smartsheet, Inc. (a)	234,679	9,793,155
Smith Micro Software, Inc. (a)(b)	72,155	123,385
SolarWinds, Inc. (a)	82,614	879,839
Soluna Holdings, Inc. (a)(b)	9,510	2,348
SoundHound AI, Inc. (a)(b)	221,594	558,417
SoundThinking, Inc. (a)	15,062	323,231
Splunk, Inc. (a)	268,045	32,503,137
Sprinklr, Inc. (a)	132,489	2,004,559
Sprout Social, Inc. (a)	84,999	4,550,846
SPS Commerce, Inc. (a)	64,411	11,988,819
Stronghold Digital Mining, Inc. Class A (a)(b)	6,579	36,908
Synchronoss Technologies, Inc. (a)	125,684	125,684
Synopsys, Inc. (a)	267,724	122,855,866
Telos Corp. (a)	87,648	228,761
Tenable Holdings, Inc. (a)	203,440	9,230,073
Teradata Corp. (a)	177,485	8,212,231
TeraWulf, Inc. (a)(b)	195,908	409,448
Tyler Technologies, Inc. (a)	73,519	29,292,175
UiPath, Inc. Class A (a)	632,866	10,005,611
Unity Software, Inc. (a)(b)	391,543	14,514,499
Upland Software, Inc. (a)	45,690	162,200
Varonis Systems, Inc. (a)	196,645	6,278,875
Verb Technology Co., Inc. (a)(b)	4,245	3,034
Verint Systems, Inc. (a)	113,409	3,673,318
Veritone, Inc. (a)(b)	55,280	169,710
Vertex, Inc. Class A (a)	67,898	1,520,236
Viant Technology, Inc. (a)	17,145	107,499
VirnetX Holding Corp. (a)(b)	93,487	30,103
VMware, Inc. Class A (a)	369,057	62,289,440
Weave Communications, Inc. (a)	47,373	483,678
Workday, Inc. Class A (a)	361,042	88,274,769
Workiva, Inc. (a)	82,930	9,275,721
Xperi, Inc.	77,837	918,477
Yext, Inc. (a)	188,838	1,654,221
ZeroFox Holdings, Inc. (a)(b)	50,826	52,859
Zeta Global Holdings Corp. (a)	226,451	1,841,047
Zoom Video Communications, Inc. Class A (a)	386,693	27,466,804
Zscaler, Inc. (a)	150,046	23,414,678
Zuora, Inc. (a)	235,743	2,147,619
		7,759,189,161
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	26,020,480	4,888,467,526
Astro-Med, Inc. (a)	8,893	131,616
Avid Technology, Inc. (a)	59,395	1,583,471
Boxlight Corp. (a)	8,268	19,264
CompoSecure, Inc. (a)(b)	13,124	82,419
Corsair Gaming, Inc. (a)	71,715	1,127,360
CPI Card Group (a)	8,059	166,580
Dell Technologies, Inc.	450,164	25,317,223
Eastman Kodak Co. (a)(b)	124,455	556,314
Hewlett Packard Enterprise Co.	2,279,307	38,725,426
HP, Inc.	1,524,878	45,304,125
Immersion Corp.	61,732	433,359
Intevac, Inc. (a)	41,497	143,995
IonQ, Inc. (a)(b)	268,147	4,609,447
Movano, Inc. (a)	47,458	56,000
NetApp, Inc.	376,347	28,865,815
One Stop Systems, Inc. (a)	15,326	30,499
Pure Storage, Inc. Class A (a)	509,272	18,634,262
Quantum Corp. (a)	184,996	114,698
Seagate Technology Holdings PLC	337,999	23,926,949
Socket Mobile, Inc. (a)	1,516	1,895
Sonim Technologies, Inc. (a)	33,235	22,400
Super Micro Computer, Inc. (a)	80,178	22,055,364
Transact Technologies, Inc. (a)	14,803	105,841
Turtle Beach Corp. (a)	27,960	303,925
Western Digital Corp. (a)	562,400	25,308,000
Xerox Holdings Corp.	207,479	3,296,841
		5,129,390,614
TOTAL INFORMATION TECHNOLOGY		20,695,192,685
MATERIALS - 2.7%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	33,384	62,762
AdvanSix, Inc.	47,037	1,555,984
Air Products & Chemicals, Inc.	390,719	115,453,557
Albemarle Corp.	206,305	40,994,867
Alto Ingredients, Inc. (a)	114,502	413,352
American Vanguard Corp.	51,743	715,088
Ashland, Inc.	84,999	7,363,463
Aspen Aerogels, Inc. (a)	94,546	575,785
Avient Corp.	151,378	6,071,772
Axalta Coating Systems Ltd. (a)	388,531	10,995,427
Balchem Corp.	57,131	8,026,906
Cabot Corp.	99,168	7,185,713
Celanese Corp. Class A	176,023	22,242,266
CF Industries Holdings, Inc.	343,663	26,486,107
Chase Corp.	13,412	1,696,618
Core Molding Technologies, Inc. (a)	12,523	339,499
Corteva, Inc.	1,250,229	63,149,067
Danimer Scientific, Inc. (a)(b)	164,697	321,159
Dow, Inc.	1,246,288	67,997,473
DuPont de Nemours, Inc.	806,106	61,981,490
Eastman Chemical Co.	209,733	17,829,402
Ecolab, Inc.	435,829	80,109,728
Ecovyst, Inc. (a)	125,886	1,289,073
Element Solutions, Inc.	396,023	8,165,994
Flotek Industries, Inc. (a)	92,584	81,381
FMC Corp.	220,486	19,012,508
FutureFuel Corp.	46,867	331,818
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,887,129	4,415,882
H.B. Fuller Co.	94,571	6,859,235
Hawkins, Inc.	34,197	2,126,711
Huntsman Corp.	299,289	8,341,184
Ingevity Corp. (a)	60,459	3,258,136
Innospec, Inc.	43,098	4,629,587
International Flavors & Fragrances, Inc.	448,759	31,615,072
Intrepid Potash, Inc. (a)	16,359	438,912
Koppers Holdings, Inc.	36,431	1,394,943
Kronos Worldwide, Inc.	45,405	381,402
Linde PLC	861,714	333,517,787
Livent Corp. (a)(b)	316,613	6,797,681
Loop Industries, Inc. (a)(b)	33,272	93,494
LSB Industries, Inc. (a)	86,380	874,166
LyondellBasell Industries NV Class A	446,979	44,148,116
Mativ, Inc.	94,745	1,553,818
Minerals Technologies, Inc.	57,883	3,536,651
NewMarket Corp.	11,617	5,455,808
Northern Technologies International Corp.	11,725	151,253
Olin Corp.	211,268	12,257,769
Origin Materials, Inc. Class A (a)(b)	239,053	327,503
Orion SA	98,087	2,218,728
Perimeter Solutions SA (a)(b)	255,060	1,507,405
PPG Industries, Inc.	413,566	58,627,116
PureCycle Technologies, Inc. (a)(b)	229,317	2,047,801
Quaker Houghton	24,395	4,329,625
Rayonier Advanced Materials, Inc. (a)	111,979	395,286
RPM International, Inc.	227,301	22,671,002
Sensient Technologies Corp.	75,601	4,657,778
Sherwin-Williams Co.	412,621	112,117,378
Stepan Co.	36,908	3,220,961
The Chemours Co. LLC	261,500	8,896,230
The Mosaic Co.	585,807	22,758,602
The Scotts Miracle-Gro Co. Class A	74,156	4,201,679
Trinseo PLC	62,069	653,587
Tronox Holdings PLC	202,262	2,758,854
Valhi, Inc.	4,938	65,379
Westlake Corp.	60,820	7,966,204
		1,301,716,984
Construction Materials - 0.2%
Eagle Materials, Inc.	63,141	11,953,854
Knife River Holding Co.	88,950	4,577,367
Martin Marietta Materials, Inc.	108,996	48,656,904
Smith-Midland Corp. (a)	6,262	120,418
Summit Materials, Inc.	209,728	7,845,924
United States Lime & Minerals, Inc.	3,991	864,371
Vulcan Materials Co.	233,663	50,996,950
		125,015,788
Containers & Packaging - 0.3%
Amcor PLC	2,592,591	25,251,836
Aptargroup, Inc.	115,349	15,290,663
Avery Dennison Corp.	142,202	26,788,013
Ball Corp.	552,845	30,102,410
Berry Global Group, Inc.	210,531	13,756,096
Crown Holdings, Inc.	212,619	19,701,277
Eightco Holdings, Inc. (a)(b)	503	324
Graphic Packaging Holding Co.	542,274	12,060,174
Greif, Inc.:
Class A	42,978	3,119,773
Class B	11,607	865,070
International Paper Co.	610,288	21,311,257
Myers Industries, Inc.	63,337	1,191,369
O-I Glass, Inc. (a)	271,935	5,400,629
Packaging Corp. of America	157,982	23,555,116
Pactiv Evergreen, Inc.	69,904	574,611
Ranpak Holdings Corp. (A Shares) (a)	65,732	416,084
Sealed Air Corp.	253,884	9,408,941
Silgan Holdings, Inc.	148,935	6,721,437
Sonoco Products Co.	173,273	9,954,534
TriMas Corp.	70,955	1,859,021
WestRock Co.	455,598	14,902,611
		242,231,246
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	49,444	126,577
Alcoa Corp.	315,326	9,485,006
Alpha Metallurgical Resources	23,459	4,758,424
Ampco-Pittsburgh Corp. (a)	11,261	36,260
Arch Resources, Inc.	32,996	4,309,278
Ascent Industries Co. (a)	13,621	121,636
ATI, Inc. (a)	226,286	10,257,544
Carpenter Technology Corp.	87,195	5,461,023
Century Aluminum Co. (a)	92,295	686,675
Cleveland-Cliffs, Inc. (a)	901,281	13,780,586
Coeur d'Alene Mines Corp. (a)	569,309	1,372,035
Commercial Metals Co.	206,658	11,632,779
Compass Minerals International, Inc.	59,751	1,801,493
Contango ORE, Inc. (a)	5,702	103,947
Dakota Gold Corp. (a)	90,101	259,491
Freeport-McMoRan, Inc.	2,523,522	100,713,763
Friedman Industries	10,864	151,227
Gatos Silver, Inc. (a)	77,452	353,956
Gold Resource Corp.	159,439	76,626
Golden Minerals Co. (a)(b)	3,898	3,196
Haynes International, Inc.	24,602	1,200,824
Hecla Mining Co.	1,024,397	4,497,103
Hycroft Mining Holding Corp. (a)(b)	273,755	95,814
Idaho Strategic Resources, Inc. (a)	19,075	103,577
Kaiser Aluminum Corp.	28,141	2,136,465
Materion Corp.	35,746	3,888,807
McEwen Mining, Inc. (a)(b)	69,952	565,912
MP Materials Corp. (a)(b)	159,947	3,349,290
Newmont Corp.	1,399,918	55,184,768
Nucor Corp.	442,262	76,113,290
Olympic Steel, Inc.	16,906	904,809
Paramount Gold Nevada Corp. (a)	5,612	1,902
Piedmont Lithium, Inc. (a)(b)	27,991	1,252,877
Ramaco Resources, Inc.	60,100	471,184
Ramaco Resources, Inc. Class B	8,218	89,083
Reliance Steel & Aluminum Co.	103,512	29,496,780
Royal Gold, Inc.	115,885	12,989,550
Ryerson Holding Corp.	35,474	1,104,660
Schnitzer Steel Industries, Inc. Class A	43,053	1,429,360
Solitario Exploration & Royalty Corp. (a)	12,775	7,537
Steel Dynamics, Inc.	282,224	30,082,256
SunCoke Energy, Inc.	148,401	1,380,129
TimkenSteel Corp. (a)	70,027	1,534,292
Tredegar Corp.	46,709	234,946
U.S. Gold Corp. (a)	10,810	41,510
U.S. GoldMining, Inc.	1,430	14,271
United States Antimony Corp. (a)	69,277	29,789
United States Steel Corp.	396,813	12,336,916
Universal Stainless & Alloy Products, Inc. (a)	14,087	192,006
Warrior Metropolitan Coal, Inc.	91,736	3,629,076
Worthington Industries, Inc.	52,678	3,965,073
		413,815,378
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	30,305	1,160,378
Glatfelter Corp.	77,025	154,050
Louisiana-Pacific Corp.	125,886	7,865,357
Mercer International, Inc. (SBI) (b)	71,804	652,698
Sylvamo Corp.	56,865	2,375,251
		12,207,734
TOTAL MATERIALS		2,094,987,130
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Acadia Realty Trust (SBI)	172,709	2,571,637
Agree Realty Corp.	163,730	10,121,789
Alexander & Baldwin, Inc.	132,726	2,390,395
Alexanders, Inc.	4,073	780,998
Alexandria Real Estate Equities, Inc.	277,185	32,247,703
Alpine Income Property Trust, Inc.	24,428	424,803
American Assets Trust, Inc.	98,656	2,112,225
American Homes 4 Rent Class A	549,951	19,820,234
American Tower Corp.	820,178	148,714,675
Americold Realty Trust	473,425	15,930,751
Apartment Income (REIT) Corp.	261,010	8,890,001
Apartment Investment & Management Co. Class A	264,008	2,009,101
Apple Hospitality (REIT), Inc.	376,902	5,661,068
Armada Hoffler Properties, Inc.	121,666	1,385,776
Ashford Hospitality Trust, Inc. (a)	61,890	183,813
AvalonBay Communities, Inc.	249,646	45,889,928
Bluerock Homes Trust, Inc.	5,498	76,477
Boston Properties, Inc.	252,889	16,885,399
Braemar Hotels & Resorts, Inc.	89,458	243,326
Brandywine Realty Trust (SBI)	297,178	1,485,890
Brixmor Property Group, Inc.	528,963	11,626,607
Broadstone Net Lease, Inc.	322,678	5,217,703
BRT Apartments Corp.	21,219	395,734
Camden Property Trust (SBI)	186,811	20,104,600
CareTrust (REIT), Inc.	179,854	3,624,058
CBL & Associates Properties, Inc.	48,442	1,036,174
Centerspace	27,102	1,754,583
Chatham Lodging Trust	86,951	850,381
City Office REIT, Inc.	65,824	331,753
Clipper Realty, Inc.	18,245	112,207
Community Healthcare Trust, Inc.	47,659	1,581,802
CorEnergy Infrastructure Trust, Inc. (b)	20,064	17,857
Corporate Office Properties Trust (SBI)	203,646	5,270,358
Cousins Properties, Inc.	276,316	6,493,426
Creative Media & Community Trust Corp.	40,405	175,762
Crown Castle International Corp.	762,587	76,639,994
CTO Realty Growth, Inc.	35,525	625,951
CubeSmart	394,565	16,457,306
DiamondRock Hospitality Co.	377,238	3,040,538
Digital Realty Trust, Inc.	512,787	67,544,304
Diversified Healthcare Trust (SBI)	414,773	1,126,109
Douglas Emmett, Inc.	307,971	4,209,964
Easterly Government Properties, Inc.	177,847	2,377,814
EastGroup Properties, Inc.	78,717	14,139,935
Elme Communities (SBI)	166,995	2,568,383
Empire State Realty Trust, Inc.	226,638	1,978,550
EPR Properties	133,230	5,966,039
Equinix, Inc.	164,568	128,590,144
Equity Commonwealth	189,505	3,606,280
Equity Lifestyle Properties, Inc.	307,046	20,559,800
Equity Residential (SBI)	598,790	38,819,556
Essential Properties Realty Trust, Inc.	267,031	6,414,085
Essex Property Trust, Inc.	112,728	26,873,228
Extra Space Storage, Inc.	371,147	47,759,196
Farmland Partners, Inc.	82,365	914,252
Federal Realty Investment Trust (SBI)	128,910	12,625,445
First Industrial Realty Trust, Inc.	232,497	12,075,894
Four Corners Property Trust, Inc.	152,347	3,833,051
Franklin Street Properties Corp.	166,446	319,576
Gaming & Leisure Properties	460,291	21,817,793
Getty Realty Corp.	77,794	2,335,376
Gladstone Commercial Corp.	68,755	904,128
Gladstone Land Corp.	56,337	886,181
Global Medical REIT, Inc.	111,695	1,081,208
Global Net Lease, Inc.	177,350	2,012,923
Global Self Storage, Inc.	28,364	140,685
Healthcare Trust of America, Inc.	669,388	11,727,678
Healthpeak Properties, Inc.	959,780	19,752,272
Hersha Hospitality Trust	63,989	628,372
Highwoods Properties, Inc. (SBI)	194,917	4,644,872
Host Hotels & Resorts, Inc.	1,246,265	19,678,524
Hudson Pacific Properties, Inc.	218,002	1,484,594
Independence Realty Trust, Inc.	402,488	6,773,873
Industrial Logistics Properties Trust	114,465	449,847
InvenTrust Properties Corp.	119,127	2,848,327
Invitation Homes, Inc.	1,020,689	34,795,288
Iron Mountain, Inc.	510,703	32,450,069
JBG SMITH Properties	169,767	2,661,947
Kilroy Realty Corp.	185,028	6,836,785
Kimco Realty Corp.	1,094,669	20,733,031
Kite Realty Group Trust	395,864	8,934,650
Lamar Advertising Co. Class A	153,498	14,002,088
LTC Properties, Inc.	74,233	2,439,296
LXP Industrial Trust (REIT)	497,686	4,887,277
Medical Properties Trust, Inc. (b)	1,058,803	7,644,558
Mid-America Apartment Communities, Inc.	204,957	29,765,905
Modiv Industrial, Inc.	11,324	141,550
National Health Investors, Inc.	75,236	3,846,817
National Storage Affiliates Trust	145,877	4,901,467
Necessity Retail (REIT), Inc./The	245,199	1,838,993
NETSTREIT Corp.	112,110	1,898,022
NexPoint Diversified Real Estate Trust	71,462	676,031
NexPoint Residential Trust, Inc.	40,319	1,513,978
NNN (REIT), Inc.	319,725	12,593,968
Office Properties Income Trust	81,752	604,965
Omega Healthcare Investors, Inc.	411,897	13,106,563
One Liberty Properties, Inc.	29,137	572,542
Orion Office (REIT), Inc.	103,850	605,446
Outfront Media, Inc.	264,298	2,999,782
Paramount Group, Inc.	297,476	1,529,027
Park Hotels & Resorts, Inc.	384,863	4,937,792
Peakstone Realty Trust (b)	62,771	1,233,450
Pebblebrook Hotel Trust	226,630	3,279,336
Phillips Edison & Co., Inc.	207,721	7,033,433
Physicians Realty Trust	424,307	5,902,110
Piedmont Office Realty Trust, Inc. Class A	230,955	1,586,661
Plymouth Industrial REIT, Inc.	78,680	1,802,559
Postal Realty Trust, Inc.	34,051	491,356
Potlatch Corp.	141,079	6,667,394
Prologis (REIT), Inc.	1,625,087	201,835,805
Public Storage	278,253	76,903,564
Rayonier, Inc.	258,472	7,728,313
Realty Income Corp.	1,184,187	66,361,839
Regency Centers Corp.	290,680	18,080,296
Retail Opportunity Investments Corp.	232,347	3,127,391
Rexford Industrial Realty, Inc.	352,645	18,855,928
RLJ Lodging Trust	289,104	2,888,149
RPT Realty	156,253	1,771,909
Ryman Hospitality Properties, Inc.	103,603	8,809,363
Sabra Health Care REIT, Inc.	422,618	5,295,404
Safehold, Inc. (b)	73,296	1,559,739
Saul Centers, Inc.	23,778	893,102
SBA Communications Corp. Class A	190,221	42,710,321
Service Properties Trust	298,631	2,466,692
Simon Property Group, Inc.	574,489	65,198,757
SITE Centers Corp.	332,797	4,442,840
SL Green Realty Corp. (b)	122,101	4,793,685
Sotherly Hotels, Inc. (a)	3,503	6,761
Spirit Realty Capital, Inc.	247,188	9,543,929
Stag Industrial, Inc.	318,417	11,631,773
Star Holdings	21,935	298,755
Summit Hotel Properties, Inc.	212,948	1,237,228
Sun Communities, Inc.	219,072	26,818,794
Sunstone Hotel Investors, Inc.	373,097	3,350,411
Tanger Factory Outlet Centers, Inc.	189,061	4,395,668
Terreno Realty Corp.	131,714	8,020,065
The Macerich Co.	397,512	4,646,915
UDR, Inc.	543,465	21,684,254
UMH Properties, Inc.	89,761	1,341,927
Uniti Group, Inc.	417,655	2,242,807
Universal Health Realty Income Trust (SBI)	23,068	1,075,661
Urban Edge Properties	219,318	3,588,042
Ventas, Inc.	705,000	30,794,400
Veris Residential, Inc.	148,106	2,756,253
VICI Properties, Inc.	1,767,537	54,510,841
Vornado Realty Trust	303,264	7,284,401
Welltower, Inc.	873,870	72,426,346
Weyerhaeuser Co.	1,287,309	42,159,370
Wheeler REIT, Inc. (a)(b)	477	1,865
Whitestone REIT Class B	74,493	744,930
WP Carey, Inc.	375,913	24,453,141
Xenia Hotels & Resorts, Inc.	195,153	2,302,805
		2,088,605,616
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	474	649
Altisource Asset Management Corp. (a)(b)	1,403	11,841
Altisource Portfolio Solutions SA (a)(b)	18,462	75,140
American Realty Investments, Inc. (a)	4,842	96,598
American Strategic Investment Co. (a)	2,751	18,058
Amrep Corp. (a)	3,893	66,006
Anywhere Real Estate, Inc. (a)	188,869	1,238,981
Appreciate Holdings, Inc. (a)(b)	29,405	8,522
CBRE Group, Inc. (a)	546,510	46,480,676
Compass, Inc. (a)	456,531	1,643,512
Comstock Holding Companies, Inc. (a)	1,055	4,442
CoStar Group, Inc. (a)	719,157	58,963,682
Cushman & Wakefield PLC (a)	291,338	2,677,396
Digitalbridge Group, Inc.	266,801	4,647,673
Doma Holdings, Inc. Class A (a)(b)	11,606	73,814
Douglas Elliman, Inc.	122,304	306,983
eXp World Holdings, Inc. (b)	129,927	2,497,197
Fathom Holdings, Inc. (a)	11,335	69,937
Forestar Group, Inc. (a)	32,806	935,299
FRP Holdings, Inc. (a)	12,975	739,186
Howard Hughes Holdings, Inc.	61,562	4,841,851
Jones Lang LaSalle, Inc. (a)	84,189	14,547,859
Kennedy-Wilson Holdings, Inc.	215,138	3,435,754
LuxUrban Hotels, Inc.	40,272	116,386
Marcus & Millichap, Inc.	42,520	1,415,916
Maui Land & Pineapple, Inc. (a)	18,097	249,377
Newmark Group, Inc.	214,302	1,519,401
Offerpad Solutions, Inc. (a)(b)	34,476	449,567
Opendoor Technologies, Inc. (a)(b)	898,387	3,503,709
Rafael Holdings, Inc. (a)	15,875	34,766
RE/MAX Holdings, Inc.	32,542	527,180
Redfin Corp. (a)(b)	189,810	1,806,991
Seritage Growth Properties (a)(b)	62,696	473,355
Stratus Properties, Inc.	9,831	271,631
Tejon Ranch Co. (a)	40,080	668,534
The RMR Group, Inc.	24,227	612,459
The St. Joe Co.	58,689	3,623,459
Transcontinental Realty Investors, Inc. (a)	901	30,931
Trinity Place Holdings, Inc. (a)	9,882	3,745
WeWork, Inc. (a)(b)	1,077,478	127,142
Zillow Group, Inc.:
Class A (a)	115,817	5,897,402
Class C (a)(b)	266,430	13,896,989
		178,609,996
TOTAL REAL ESTATE		2,267,215,612
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	101,427	5,568,342
Alliant Energy Corp.	440,592	22,104,501
American Electric Power Co., Inc.	904,744	70,931,930
Avangrid, Inc.	125,760	4,338,720
Constellation Energy Corp.	570,045	59,375,887
Duke Energy Corp.	1,358,601	120,643,769
Edison International	674,403	46,432,647
Entergy Corp.	371,620	35,396,805
Evergy, Inc.	404,721	22,247,513
Eversource Energy	615,052	39,252,619
Exelon Corp.	1,747,323	70,102,599
FirstEnergy Corp.	957,787	34,547,377
Genie Energy Ltd. Class B	35,001	535,865
Hawaiian Electric Industries, Inc.	191,789	2,688,882
IDACORP, Inc.	88,215	8,454,526
MGE Energy, Inc.	62,388	4,518,763
NextEra Energy, Inc.	3,562,315	237,962,642
NRG Energy, Inc.	408,003	15,320,513
OGE Energy Corp.	354,328	12,064,868
Otter Tail Corp.	73,661	6,067,457
PG&E Corp. (a)	2,836,584	46,236,319
Pinnacle West Capital Corp.	197,997	15,299,228
PNM Resources, Inc.	151,091	6,694,842
Portland General Electric Co.	168,298	7,381,550
PPL Corp.	1,301,020	32,421,418
Southern Co.	1,919,352	129,997,711
Via Renewables, Inc. Class A,	4,486	39,432
Xcel Energy, Inc.	965,868	55,180,039
		1,111,806,764
Gas Utilities - 0.1%
Atmos Energy Corp.	254,925	29,558,554
Chesapeake Utilities Corp.	30,975	3,410,348
National Fuel Gas Co.	163,063	8,763,006
New Jersey Resources Corp.	172,368	7,268,759
Northwest Natural Holding Co.	62,399	2,451,033
ONE Gas, Inc.	97,168	7,041,765
RGC Resources, Inc.	11,687	211,301
Southwest Gas Holdings, Inc.	115,550	7,156,012
Spire, Inc.	93,879	5,483,472
UGI Corp.	364,401	9,175,617
		80,519,867
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	59,285	382,981
Clearway Energy, Inc.:
Class A	58,036	1,360,364
Class C	147,571	3,655,334
Montauk Renewables, Inc. (a)(b)	109,850	1,049,068
Ormat Technologies, Inc.	93,686	7,114,515
Spruce Power Holding Corp. (Class A) (a)	197,645	156,337
Sunnova Energy International, Inc. (a)(b)	171,839	2,390,280
The AES Corp.	1,174,381	21,056,651
Vistra Corp.	616,223	19,361,727
		56,527,257
Multi-Utilities - 0.6%
Ameren Corp.	461,190	36,558,531
Avista Corp.	136,169	4,533,066
Black Hills Corp.	117,887	6,483,785
CenterPoint Energy, Inc.	1,108,335	30,911,463
CMS Energy Corp.	516,480	29,021,011
Consolidated Edison, Inc.	609,381	54,210,534
Dominion Energy, Inc.	1,470,984	71,401,563
DTE Energy Co.	361,441	37,365,771
NiSource, Inc.	726,500	19,441,140
NorthWestern Energy Corp.	106,884	5,386,954
Public Service Enterprise Group, Inc.	879,493	53,719,432
Sempra	1,106,634	77,707,839
Unitil Corp.	27,790	1,356,708
WEC Energy Group, Inc.	552,850	46,505,742
		474,603,539
Water Utilities - 0.1%
American States Water Co.	66,803	5,625,481
American Water Works Co., Inc.	341,658	47,401,631
Artesian Resources Corp. Class A	15,316	706,987
Cadiz, Inc. (a)(b)	76,439	306,520
California Water Service Group	100,939	5,072,185
Consolidated Water Co., Inc.	26,959	718,188
Essential Utilities, Inc.	426,392	15,733,865
Global Water Resources, Inc.	17,742	197,823
Middlesex Water Co.	29,842	2,245,909
Pure Cycle Corp. (a)	34,178	375,616
SJW Group	49,925	3,283,068
York Water Co.	25,848	1,053,048
		82,720,321
TOTAL UTILITIES		1,806,177,748
TOTAL COMMON STOCKS (Cost $43,315,898,035)		77,487,135,638

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $2,077)	35,558	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $7,993,161)	8,000,000	7,992,968

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (f)	20,070,374	20,074,388
Fidelity Securities Lending Cash Central Fund 5.44% (f)(g)	661,422,923	661,489,065
TOTAL MONEY MARKET FUNDS (Cost $681,532,868)		681,563,453

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $44,005,426,141)	78,176,692,059
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(541,626,704)
NET ASSETS - 100.0%	77,635,065,355

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	196	Sep 2023	18,635,680	350,532	350,532
CME E-mini S&P 500 Index Contracts (United States)	553	Sep 2023	124,867,400	3,208,133	3,208,133
CME E-mini S&P MidCap 400 Index Contracts (United States)	34	Sep 2023	9,005,580	227,029	227,029

TOTAL FUTURES CONTRACTS					3,785,694
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,263,610.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	57,412,371	2,567,361,266	2,604,699,249	1,967,590	-	-	20,074,388	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	699,383,097	1,427,974,735	1,465,868,767	10,553,708	-	-	661,489,065	2.4%
Total	756,795,468	3,995,336,001	4,070,568,016	12,521,298	-	-	681,563,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,271,409,011	6,271,409,010	-	1
Consumer Discretionary	8,394,180,156	8,394,180,156	-	-
Consumer Staples	4,670,119,881	4,670,119,559	322	-
Energy	3,460,162,948	3,460,162,948	-	-
Financials	10,117,588,011	10,117,588,011	-	-
Health Care	10,092,444,514	10,091,985,302	340,518	118,694
Industrials	7,617,657,942	7,617,657,912	30	-
Information Technology	20,695,192,685	20,695,191,131	1,554	-
Materials	2,094,987,130	2,094,987,130	-	-
Real Estate	2,267,215,612	2,267,215,612	-	-
Utilities	1,806,177,748	1,806,177,748	-	-

U.S. Government and Government Agency Obligations	7,992,968	-	7,992,968	-

Money Market Funds	681,563,453	681,563,453	-	-
Total Investments in Securities:	78,176,692,059	78,168,237,972	8,335,392	118,695
Derivative Instruments:

Assets
Futures Contracts	3,785,694	3,785,694	-	-
Total Assets	3,785,694	3,785,694	-	-
Total Derivative Instruments:	3,785,694	3,785,694	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,785,694	0
Total Equity Risk	3,785,694	0
Total Value of Derivatives	3,785,694	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Total Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $630,823,547) - See accompanying schedule:
Unaffiliated issuers (cost $43,323,893,273)	$77,495,128,606
Fidelity Central Funds (cost $681,532,868)	681,563,453

Total Investment in Securities (cost $44,005,426,141)		$78,176,692,059
Foreign currency held at value (cost $247)		246
Receivable for investments sold		16,836
Receivable for fund shares sold		30,076,259
Dividends receivable		112,627,232
Distributions receivable from Fidelity Central Funds		1,759,468
Other receivables		1,469,076
Total assets		78,322,641,176
Liabilities
Payable to custodian bank	$722,204
Payable for fund shares redeemed	23,383,753
Accrued management fee	957,702
Payable for daily variation margin on futures contracts	213,298
Other payables and accrued expenses	1,050,867
Collateral on securities loaned	661,247,997
Total Liabilities		687,575,821
Net Assets		$77,635,065,355
Net Assets consist of:
Paid in capital		$43,697,953,049
Total accumulated earnings (loss)		33,937,112,306
Net Assets		$77,635,065,355
Net Asset Value, offering price and redemption price per share ($77,635,065,355 ÷ 621,449,518 shares)		$124.93

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$586,422,412
Interest		205,077
Income from Fidelity Central Funds (including $10,553,708 from security lending)		12,521,298
Total Income		599,148,787
Expenses
Management fee	$5,164,290
Independent trustees' fees and expenses	250,299
Total expenses before reductions	5,414,589
Expense reductions	(6,358)
Total expenses after reductions		5,408,231
Net Investment income (loss)		593,740,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(148,506,555)
Foreign currency transactions	1
Futures contracts	12,624,942
Total net realized gain (loss)		(135,881,612)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,363,711,695
Assets and liabilities in foreign currencies	(1)
Futures contracts	1,110,578
Total change in net unrealized appreciation (depreciation)		8,364,822,272
Net gain (loss)		8,228,940,660
Net increase (decrease) in net assets resulting from operations		$8,822,681,216
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$593,740,556	$1,069,792,912
Net realized gain (loss)	(135,881,612)	(137,981,331)
Change in net unrealized appreciation (depreciation)	8,364,822,272	(6,783,289,202)
Net increase (decrease) in net assets resulting from operations	8,822,681,216	(5,851,477,621)
Distributions to shareholders	(133,404,434)	(1,021,658,404)

Share transactions
Proceeds from sales of shares	5,833,891,900	8,994,729,861
Reinvestment of distributions	118,194,338	908,411,211
Cost of shares redeemed	(3,933,504,333)	(7,390,642,120)

Net increase (decrease) in net assets resulting from share transactions	2,018,581,905	2,512,498,952
Total increase (decrease) in net assets	10,707,858,687	(4,360,637,073)

Net Assets
Beginning of period	66,927,206,668	71,287,843,741
End of period	$77,635,065,355	$66,927,206,668

Other Information
Shares
Sold	49,662,920	80,789,262
Issued in reinvestment of distributions	1,037,339	8,417,326
Redeemed	(33,535,641)	(66,445,242)
Net increase (decrease)	17,164,618	22,761,346

Financial Highlights
Fidelity® Total Market Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$110.75	$122.59	$110.80	$83.06	$79.36	$77.42
Income from Investment Operations
Net investment income (loss) B,C	.97	1.81	1.62	1.50	1.57	1.45
Net realized and unrealized gain (loss)	13.43	(11.93)	11.70	27.80	3.88	2.28
Total from investment operations	14.40	(10.12)	13.32	29.30	5.45	3.73
Distributions from net investment income	(.22)	(1.72)	(1.53)	(1.56)	(1.63)	(1.46)
Distributions from net realized gain	-	-	-	-	(.13)	(.34)
Total distributions	(.22)	(1.72)	(1.53)	(1.56)	(1.75) D	(1.79) D
Net asset value, end of period	$124.93	$110.75	$122.59	$110.80	$83.06	$79.36
Total Return E,F	13.02%	(8.22)%	11.94%	35.50%	6.77%	5.02%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.02% I	.01% J	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02% I	.01% J	.02%	.02%	.02%	.02%
Expenses net of all reductions	.01% I	.01% J	.02%	.02%	.02%	.02%
Net investment income (loss)	1.65% I	1.62%	1.29%	1.60%	1.84%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$77,635,065	$66,927,207	$71,287,844	$59,884,164	$45,985,996	$43,922,333
Portfolio turnover rate K	1% I	2%	3%	6% L	11% L	8%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Extended Market Index Fund
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Uber Technologies, Inc.	1.5
Blackstone, Inc.	1.2
Airbnb, Inc. Class A	0.9
Workday, Inc. Class A	0.8
Marvell Technology, Inc.	0.8
Snowflake, Inc.	0.7
lululemon athletica, Inc.	0.7
Cheniere Energy, Inc.	0.6
Apollo Global Management, Inc.	0.6
Crowdstrike Holdings, Inc.	0.6
8.4

Market Sectors (% of Fund's net assets)

Industrials	18.1
Information Technology	17.8
Financials	16.6
Health Care	12.2
Consumer Discretionary	12.1
Real Estate	5.8
Energy	4.7
Materials	4.1
Communication Services	3.9
Consumer Staples	2.8
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Extended Market Index Fund
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	98,870	3,271,608
AST SpaceMobile, Inc. (a)(b)	326,790	1,281,017
ATN International, Inc.	52,624	1,887,623
Bandwidth, Inc. (a)	111,888	1,607,831
Charge Enterprises, Inc. (a)	568,273	308,800
Cogent Communications Group, Inc.	223,354	15,764,325
Consolidated Communications Holdings, Inc. (a)	360,098	1,422,387
Cuentas, Inc. (a)	740	1,547
EchoStar Holding Corp. Class A (a)	191,321	3,325,159
Frontier Communications Parent, Inc. (a)(b)	1,159,963	18,582,607
Globalstar, Inc. (a)(b)	3,662,002	5,273,283
IDT Corp. Class B (a)	105,261	2,461,002
Iridium Communications, Inc.	653,190	31,973,651
Liberty Global PLC:
Class A (a)	649,689	11,980,265
Class B (a)	299	5,487
Class C (a)	1,493,212	29,625,326
Liberty Latin America Ltd.:
Class A (a)	235,065	2,101,481
Class C (a)	705,933	6,325,160
Lumen Technologies, Inc. (b)	4,853,537	7,717,124
Nextplat Corp. (a)	52,507	122,866
Ooma, Inc. (a)	123,596	1,741,468
Radius Global Infrastructure, Inc. (a)	410,454	6,123,974
		152,903,991
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. Class A (b)	269,770	3,385,614
Atlanta Braves Holdings, Inc.	187,375	6,902,895
Atlanta Braves Holdings, Inc. Class A (b)	91,776	3,839,908
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	129,009	52,700
Cinemark Holdings, Inc. (a)(b)	547,316	8,910,304
Cineverse Corp. (a)(b)	41,310	47,093
CuriosityStream, Inc. Class A (a)(b)	216,387	179,450
Dolphin Entertainment, Inc. (a)	75,989	139,820
Endeavor Group Holdings, Inc.	933,030	20,424,027
FG Group Holdings, Inc.	105,697	171,229
Gaia, Inc. Class A (a)	90,926	223,678
Golden Matrix Group, Inc. (a)	57,843	167,166
Grom Social Enterprises, Inc. (a)(b)	1,928	540
Kartoon Studios, Inc. (a)(b)	195,840	307,469
Liberty Media Corp. Liberty Formula One:
Class A	25,843	1,567,378
Class C	1,162,624	79,976,905
Liberty Media Corp. Liberty Live:
Class A	95,821	3,191,798
Class C	249,153	8,383,998
Lions Gate Entertainment Corp.:
Class A (a)(b)	358,441	2,838,853
Class B (a)	586,807	4,371,712
LiveOne, Inc. (a)	373,551	799,399
Loop Media, Inc. (b)	190,142	165,595
Madison Square Garden Entertainment Corp.	167,461	5,373,823
Madison Square Garden Sports Corp.	89,495	15,930,110
Marcus Corp. (b)	147,546	2,241,224
Motorsport Games, Inc. Class A (a)(b)	1,848	7,836
Moving Image Technologies, Inc. (a)	71,838	71,120
Playstudios, Inc. Class A (a)	448,288	1,595,905
Playtika Holding Corp. (a)	477,286	4,658,311
Reading International, Inc.:
Class A (a)	94,553	216,526
Class B (a)	8,796	156,129
Reservoir Media, Inc. (a)	199,607	1,087,858
Roblox Corp. (a)	1,918,505	54,274,506
Roku, Inc. Class A (a)	639,761	51,948,593
Sciplay Corp. (A Shares) (a)	112,057	2,543,694
Skillz, Inc. (a)(b)	78,119	639,795
Sphere Entertainment Co. (a)	137,469	4,819,663
Vivid Seats, Inc. Class A (a)	126,546	918,724
Warner Music Group Corp. Class A	608,986	20,279,234
World Wrestling Entertainment, Inc. Class A	225,293	21,752,039
		334,562,621
Interactive Media & Services - 0.9%
Angi, Inc. (a)(b)	398,044	979,188
Bumble, Inc. (a)	508,575	8,533,889
BuzzFeed, Inc. (a)(b)	172,993	69,647
CarGurus, Inc. Class A (a)	464,654	8,414,884
Cars.com, Inc. (a)	325,448	6,082,623
DHI Group, Inc. (a)	217,951	821,675
Eventbrite, Inc. (a)(b)	421,349	4,268,265
EverQuote, Inc. Class A (a)	96,522	596,506
FaZe Holdings, Inc. Class A (a)(b)	122,359	32,425
fuboTV, Inc. (a)(b)	1,500,362	3,510,847
Grindr, Inc. (a)(b)	126,176	648,545
IAC, Inc. (a)	395,431	21,879,197
Izea Worldwide, Inc. (a)	169,455	383,816
Kubient, Inc. (a)	55,070	21,202
Liberty TripAdvisor Holdings, Inc. (a)	374,263	211,459
MediaAlpha, Inc. Class A (a)	110,450	926,676
Nextdoor Holdings, Inc. (a)	685,768	1,488,117
Outbrain, Inc. (a)	162,098	925,580
Paltalk, Inc. (a)	35,227	71,511
Pinterest, Inc. Class A (a)	3,079,894	84,666,286
QuinStreet, Inc. (a)	262,887	2,602,581
Rumble, Inc. (a)(b)	421,044	3,524,138
Shutterstock, Inc.	124,532	5,244,043
Snap, Inc. Class A (a)	5,171,958	53,529,765
Society Pass, Inc. (a)(b)	71,273	30,676
Super League Gaming, Inc. (a)(b)	181,434	21,954
System1, Inc. (a)	113,894	202,731
The Arena Group Holdings, Inc. (a)(b)	91,257	371,416
Travelzoo, Inc. (a)	55,409	408,918
TripAdvisor, Inc. (a)	543,895	8,218,253
TrueCar, Inc. (a)	419,172	1,001,821
Vimeo, Inc. (a)	807,904	3,215,458
Yelp, Inc. (a)	359,222	15,392,663
Zedge, Inc. (a)	61,990	136,378
Ziff Davis, Inc. (a)	244,042	16,265,399
ZipRecruiter, Inc. (a)	248,080	3,768,335
Zoominfo Technologies, Inc. (a)	1,400,786	25,242,164
		283,709,031
Media - 1.4%
AdTheorent Holding Co., Inc. Class A (a)(b)	204,715	278,412
Advantage Solutions, Inc. Class A (a)	510,399	1,429,117
Altice U.S.A., Inc. Class A (a)	1,140,032	3,499,898
AMC Networks, Inc. Class A (a)	134,864	1,569,817
Asset Entities, Inc.	29,589	20,129
Beasley Broadcast Group, Inc. Class A (a)	101,719	99,685
Boston Omaha Corp. (a)	119,318	2,109,542
Cable One, Inc.	23,992	15,608,475
Cardlytics, Inc. (a)(b)	176,713	2,944,039
Cbdmd, Inc. (a)(b)	4,522	5,201
Clear Channel Outdoor Holdings, Inc. (a)	2,494,218	3,616,616
comScore, Inc. (a)(b)	489,924	342,898
Creative Realities, Inc. (a)(b)	67,575	135,150
Cumulus Media, Inc. (a)	109,091	506,182
Daily Journal Corp. (a)	5,682	1,675,054
DallasNews Corp.	45,498	194,731
Digital Media Solutions, Inc. Class A (a)(b)	2,747	10,439
Direct Digital Holdings, Inc. (a)	22,154	58,930
DISH Network Corp. Class A (a)(b)	1,316,301	7,897,806
E.W. Scripps Co. Class A (a)	280,380	2,142,103
Emerald Holding, Inc. (a)	123,569	521,461
Entravision Communication Corp. Class A	348,142	1,333,384
Fluent, Inc. (a)	324,539	208,679
Gannett Co., Inc. (a)(b)	755,443	2,198,339
Gray Television, Inc.	432,129	3,482,960
Harte-Hanks, Inc. (a)	43,834	283,168
iHeartMedia, Inc. (a)	556,334	2,008,366
Innovid Corp. (a)	441,644	507,891
Integral Ad Science Holding Corp. (a)	252,659	3,605,444
John Wiley & Sons, Inc. Class A	228,314	8,484,148
Lee Enterprises, Inc. (a)	31,060	371,167
Lendway, Inc. (a)(b)	15,347	96,379
Liberty Broadband Corp.:
Class A (a)	33,615	3,147,709
Class C (a)	654,799	61,262,994
Liberty Media Corp. Liberty SiriusXM	799,643	19,543,275
Liberty Media Corp. Liberty SiriusXM Class A	378,863	9,104,078
Magnite, Inc. (a)	627,034	5,173,031
Marchex, Inc. Class B (a)	191,549	325,633
Mediaco Holding, Inc. (a)	11,026	8,574
Mobiquity Technologies, Inc. (a)(b)	241	206
Nexstar Broadcasting Group, Inc. Class A	184,868	30,096,510
Nextplay Technologies, Inc. (a)(b)	18,477	20,879
PubMatic, Inc. (a)	228,804	3,180,376
Quotient Technology, Inc. (a)	491,822	1,962,370
Saga Communications, Inc. Class A	41,631	890,071
Salem Communications Corp. Class A (a)	82,189	49,807
Scholastic Corp.	150,413	6,535,445
Sinclair, Inc. Class A	207,182	2,614,637
Sirius XM Holdings, Inc. (b)	3,611,970	15,892,668
SPAR Group, Inc. (a)(b)	76,624	86,585
Stagwell, Inc. (a)	530,887	2,893,334
Stran & Co., Inc. (a)	35,705	41,418
TechTarget, Inc. (a)	136,905	3,936,019
TEGNA, Inc.	1,142,691	18,888,682
The New York Times Co. Class A (b)	838,425	37,117,075
The Trade Desk, Inc. (a)	2,300,412	184,101,972
Thryv Holdings, Inc. (a)	169,764	3,461,488
Townsquare Media, Inc.	70,999	685,850
Treasure Global, Inc. (b)	22,683	7,848
Troika Media Group, Inc. (a)(b)	68,478	104,771
Urban One, Inc.:
Class A (a)	29,036	161,440
Class D (non-vtg.) (a)	105,134	566,672
WideOpenWest, Inc. (a)	270,352	2,189,851
Xcel Brands, Inc. (a)(b)	40,513	52,667
		481,349,545
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	338,178	3,838,320
KORE Group Holdings, Inc. (a)	126,949	90,134
NII Holdings, Inc. (a)(c)	487,940	5
Shenandoah Telecommunications Co.	258,091	5,868,989
Spok Holdings, Inc.	106,925	1,522,612
SurgePays, Inc. (a)(b)	51,362	259,892
Telephone & Data Systems, Inc.	502,702	10,803,066
Tingo Group, Inc. (a)(b)	742,384	957,675
U.S. Cellular Corp. (a)	74,539	3,419,104
		26,759,797
TOTAL COMMUNICATION SERVICES		1,279,284,985
CONSUMER DISCRETIONARY - 12.1%
Automobile Components - 1.0%
Adient PLC (a)	490,756	19,222,913
American Axle & Manufacturing Holdings, Inc. (a)	604,632	4,564,972
Autoliv, Inc.	399,247	38,966,507
Cooper-Standard Holding, Inc. (a)	89,148	1,331,871
Dana, Inc.	668,717	10,773,031
Dorman Products, Inc. (a)	148,079	12,217,998
Fox Factory Holding Corp. (a)	219,700	24,344,957
Garrett Motion, Inc. (a)	290,341	2,253,046
Gentex Corp.	1,209,828	39,512,982
Gentherm, Inc. (a)	172,887	10,409,526
Holley, Inc. (a)(b)	263,677	1,502,959
LCI Industries	130,453	16,343,152
Lear Corp.	305,601	44,034,048
Luminar Technologies, Inc. (a)(b)	1,300,379	7,490,183
Mobileye Global, Inc. (b)	396,636	14,084,544
Modine Manufacturing Co. (a)	269,173	12,809,943
Motorcar Parts of America, Inc. (a)(b)	98,267	775,327
Patrick Industries, Inc.	111,182	9,299,262
Phinia, Inc.	243,930	6,781,254
QuantumScape Corp. Class A (a)(b)	1,701,570	12,149,210
Solid Power, Inc. (a)(b)	565,650	1,199,178
Standard Motor Products, Inc.	96,781	3,583,800
Stoneridge, Inc. (a)	140,655	2,890,460
Strattec Security Corp. (a)	19,038	447,393
Superior Industries International, Inc. (a)	100,848	360,027
Sypris Solutions, Inc. (a)(b)	62,603	130,214
The Goodyear Tire & Rubber Co. (a)	1,474,813	19,039,836
Unique Fabricating, Inc. (a)(b)	27,077	5,253
Visteon Corp. (a)	145,967	20,328,824
Worksport Ltd. (a)(b)	65,811	192,826
XPEL, Inc. (a)	102,638	8,549,745
		345,595,241
Automobiles - 0.5%
Arcimoto, Inc. (a)(b)	47,997	47,997
AYRO, Inc. (a)(b)	116,931	55,075
Canoo, Inc. (a)(b)	1,798,408	1,065,557
Envirotech Vehicles, Inc. (a)	64,031	124,220
Faraday Future Intelligent Electric, Inc. (a)(b)	59,200	445,480
Fisker, Inc. (a)(b)	896,679	5,263,506
Harley-Davidson, Inc.	679,879	22,945,916
Lucid Group, Inc. Class A (a)(b)	4,257,315	26,735,938
Mullen Automotive, Inc. (a)(b)	89,637	47,239
Rivian Automotive, Inc. (a)	2,902,886	65,982,599
Thor Industries, Inc. (b)	277,076	29,043,106
Volcon, Inc. (a)(b)	72,157	34,282
Winnebago Industries, Inc.	160,193	10,388,516
Workhorse Group, Inc. (a)(b)	885,356	697,838
		162,877,269
Broadline Retail - 0.2%
1stDibs.com, Inc. (a)	93,207	417,567
Big Lots, Inc.	151,879	941,650
ContextLogic, Inc. (a)(b)	96,495	516,731
Dillard's, Inc. Class A (b)	17,670	6,098,270
Groupon, Inc. (a)(b)	115,573	1,429,638
Kohl's Corp.	578,033	15,398,799
Macy's, Inc.	1,417,299	17,333,567
Nogin, Inc. (a)(b)	38,535	27,437
Nordstrom, Inc.	588,754	9,549,590
Ollie's Bargain Outlet Holdings, Inc. (a)	297,733	22,949,260
Qurate Retail, Inc. (a)	10,124	62,870
Qurate Retail, Inc. Series A (a)	1,757,436	1,362,013
		76,087,392
Distributors - 0.0%
Amcon Distributing Co.	986	211,004
Educational Development Corp. (a)	32,621	49,584
Kaival Brands Innovations Group, Inc. (a)(b)	68,400	42,955
Weyco Group, Inc.	34,210	874,066
		1,177,609
Diversified Consumer Services - 0.8%
2U, Inc. (a)	418,808	1,327,621
ADT, Inc.	1,131,741	7,265,777
Adtalem Global Education, Inc. (a)	228,267	10,009,508
American Public Education, Inc. (a)	95,400	501,804
Amesite, Inc. (a)(b)	6,684	17,713
Bright Horizons Family Solutions, Inc. (a)	299,668	28,294,653
Carriage Services, Inc.	67,511	2,080,689
Chegg, Inc. (a)	624,191	6,372,990
Coursera, Inc. (a)	449,021	7,808,475
Duolingo, Inc. (a)	146,349	21,536,719
European Wax Center, Inc. (a)(b)	165,906	2,880,128
Frontdoor, Inc. (a)	419,852	13,779,543
Graham Holdings Co.	19,691	11,545,424
Grand Canyon Education, Inc. (a)	158,884	18,629,149
H&R Block, Inc.	789,522	31,565,090
Laureate Education, Inc. Class A	705,074	9,821,681
Lincoln Educational Services Corp. (a)	147,342	1,256,827
Mister Car Wash, Inc. (a)(b)	410,436	2,971,557
Nerdy, Inc. Class A (a)	312,744	1,463,642
OneSpaWorld Holdings Ltd. (a)	321,848	3,681,941
Perdoceo Education Corp.	346,027	5,733,667
Regis Corp. (a)(b)	205,287	221,710
Rover Group, Inc. Class A (a)	506,365	3,428,091
Service Corp. International	780,829	49,278,118
Strategic Education, Inc.	118,115	9,153,913
Stride, Inc. (a)	214,273	9,104,460
The Beachbody Co., Inc. (a)(b)	645,609	264,119
Udemy, Inc. (a)	347,433	3,599,406
Universal Technical Institute, Inc. (a)	178,730	1,424,478
Wag! Group Co. (a)	42,497	86,269
WW International, Inc. (a)	305,720	2,968,541
Xwell, Inc. (a)(b)	534,756	96,256
		268,169,959
Hotels, Restaurants & Leisure - 3.5%
Accel Entertainment, Inc. (a)	278,841	3,315,419
Airbnb, Inc. Class A (a)	2,136,888	281,107,616
Allied Esports Entertainment, Inc. (a)(b)	78,533	79,318
ARAMARK Holdings Corp.	1,349,178	50,162,438
Ark Restaurants Corp.	10,137	163,408
Bally's Corp. (a)	139,250	2,311,550
Biglari Holdings, Inc.:
Class A (a)	342	314,298
Class B (a)	3,511	653,046
BJ's Restaurants, Inc. (a)	120,251	3,536,582
Bloomin' Brands, Inc.	451,782	12,677,003
Bluegreen Vacations Holding Corp. Class A	49,081	1,760,045
Bowlero Corp. Class A (a)(b)	183,246	2,015,706
Boyd Gaming Corp.	394,953	26,410,507
Brinker International, Inc. (a)	229,889	7,524,267
BurgerFi International, Inc. (a)(b)	59,236	89,446
Canterbury Park Holding Co.	13,280	288,840
Carrols Restaurant Group, Inc. (a)	172,574	1,204,567
Century Casinos, Inc. (a)	146,547	952,556
Choice Hotels International, Inc. (b)	136,265	17,292,029
Churchill Downs, Inc.	341,874	42,829,975
Chuy's Holdings, Inc. (a)	93,602	3,566,236
Cracker Barrel Old Country Store, Inc. (b)	115,878	9,551,824
Dave & Buster's Entertainment, Inc. (a)	208,882	8,202,796
Denny's Corp. (a)	285,855	2,724,198
Dine Brands Global, Inc.	83,964	4,599,548
Doordash, Inc. (a)	1,366,328	114,949,175
Draftkings Holdings, Inc. (a)	2,393,984	70,981,626
Dutch Bros, Inc. (a)(b)	152,172	4,505,813
Ebet, Inc. (a)(b)	55,314	2,556
El Pollo Loco Holdings, Inc.	100,490	955,660
Elys Game Technology Corp. (a)	150,533	62,140
Esports Entertainment Group, Inc. (a)(b)	1,108	143
Everi Holdings, Inc. (a)	456,997	6,608,177
FAT Brands, Inc.:
Class A	11,637	83,321
Class B	16,352	129,508
Fiesta Restaurant Group, Inc. (a)	113,756	956,688
First Watch Restaurant Group, Inc. (a)	60,286	1,152,668
Flanigans Enterprises, Inc.	4,386	137,063
Full House Resorts, Inc. (a)	165,608	799,887
GAN Ltd. (a)	222,398	313,581
Global Business Travel Group, Inc. (a)(b)	105,132	709,641
Golden Entertainment, Inc.	113,403	4,129,003
Good Times Restaurants, Inc. (a)	48,498	137,249
Hall of Fame Resort & Entertainment Co. (a)(b)	17,265	127,934
Hilton Grand Vacations, Inc. (a)	401,384	17,548,508
Hyatt Hotels Corp. Class A	242,488	27,258,076
Inspirato, Inc. (a)(b)	172,529	136,298
Inspired Entertainment, Inc. (a)	125,550	1,654,749
Jack in the Box, Inc.	106,329	8,545,662
Krispy Kreme, Inc. (b)	346,196	4,635,564
Kura Sushi U.S.A., Inc. Class A (a)	25,438	2,222,518
Life Time Group Holdings, Inc. (a)(b)	297,445	5,116,054
Light & Wonder, Inc. Class A (a)	472,429	36,221,131
Lindblad Expeditions Holdings (a)	169,424	1,533,287
Marriott Vacations Worldwide Corp.	190,764	20,734,139
Monarch Casino & Resort, Inc.	71,987	4,851,924
Nathan's Famous, Inc.	14,586	1,060,548
Noodles & Co. (a)	192,628	535,506
Papa John's International, Inc.	155,169	11,746,293
Penn Entertainment, Inc. (a)	797,016	18,881,309
Planet Fitness, Inc. (a)	440,115	26,758,992
Playa Hotels & Resorts NV (a)	632,988	4,722,090
PlayAGS, Inc. (a)	150,834	1,030,196
Portillo's, Inc. (a)	208,657	3,826,769
Potbelly Corp. (a)	125,065	999,269
Rave Restaurant Group, Inc. (a)	96,094	201,797
RCI Hospitality Holdings, Inc.	44,946	2,934,075
Red Robin Gourmet Burgers, Inc. (a)(b)	83,197	862,753
Red Rock Resorts, Inc.	252,044	11,072,293
Rush Street Interactive, Inc. (a)	314,208	1,445,357
Sabre Corp. (a)(b)	1,728,755	8,643,775
Sadot Group, Inc. (a)	146,393	152,249
SeaWorld Entertainment, Inc. (a)	202,526	9,863,016
Shake Shack, Inc. Class A (a)	193,774	13,564,180
Six Flags Entertainment Corp. (a)	378,696	8,694,860
Soho House & Co., Inc. Class A (a)	196,509	1,336,261
Sonder Holdings, Inc. (a)(b)	726,883	363,442
Sweetgreen, Inc. Class A (a)(b)	395,895	5,685,052
Target Hospitality Corp. (a)	130,081	2,068,288
Texas Roadhouse, Inc. Class A	346,745	36,096,155
The Cheesecake Factory, Inc. (b)	244,340	7,782,229
The ONE Group Hospitality, Inc. (a)(b)	127,143	870,930
Travel+Leisure Co.	398,395	16,015,479
Vacasa, Inc. Class A (a)(b)	462,197	278,243
Vail Resorts, Inc.	209,179	47,341,391
Wendy's Co.	866,382	17,145,700
Wingstop, Inc.	154,998	24,898,879
Wyndham Hotels & Resorts, Inc.	445,491	33,585,566
Xponential Fitness, Inc. (a)(b)	119,722	2,593,179
		1,143,589,082
Household Durables - 1.3%
Aterian, Inc. (a)(b)	400,483	142,612
Bassett Furniture Industries, Inc.	44,865	684,191
Beazer Homes U.S.A., Inc. (a)	155,161	4,547,769
Cavco Industries, Inc. (a)	41,784	11,679,464
Century Communities, Inc.	147,367	10,942,000
Cricut, Inc. (b)	238,556	2,256,740
Dixie Group, Inc. (a)	65,285	52,626
Dream Finders Homes, Inc. (a)(b)	110,646	3,188,818
Emerson Radio Corp. (a)	23,511	13,192
Ethan Allen Interiors, Inc.	121,920	3,825,850
Flexsteel Industries, Inc.	26,444	597,634
GoPro, Inc. Class A (a)	669,525	2,433,723
Green Brick Partners, Inc. (a)	139,121	6,880,925
Hamilton Beach Brands Holding Co. Class A	34,854	408,837
Harbor Custom Development, Inc. (a)(b)	3,216	4,985
Helen of Troy Ltd. (a)	124,943	15,357,994
Hooker Furnishings Corp.	58,649	1,262,713
Hovnanian Enterprises, Inc. Class A (a)	24,649	2,929,287
Installed Building Products, Inc.	120,158	17,390,467
iRobot Corp. (a)	143,473	5,579,665
KB Home	414,639	21,063,661
Koss Corp. (a)	32,765	117,626
La-Z-Boy, Inc.	227,488	7,018,005
Landsea Homes Corp. (a)	55,200	534,888
Legacy Housing Corp. (a)	46,552	1,055,334
Leggett & Platt, Inc.	688,520	19,416,264
LGI Homes, Inc. (a)	108,348	13,337,639
Lifetime Brands, Inc.	59,674	375,349
Live Ventures, Inc. (a)	7,945	216,104
Lovesac (a)(b)	77,829	1,783,841
M.D.C. Holdings, Inc.	303,998	14,424,705
M/I Homes, Inc. (a)	143,172	14,056,627
Meritage Homes Corp.	190,708	26,516,040
Nephros, Inc. (a)	55,540	91,086
Nova LifeStyle, Inc. (a)	3,714	9,545
Purple Innovation, Inc.	338,786	735,166
Skyline Champion Corp. (a)	275,929	19,665,460
Snap One Holdings Corp. (a)	93,139	852,222
Sonos, Inc. (a)(b)	672,550	9,267,739
Taylor Morrison Home Corp. (a)	563,464	26,708,194
Tempur Sealy International, Inc.	891,997	41,674,100
Toll Brothers, Inc.	530,092	43,430,438
TopBuild Corp. (a)	164,522	47,724,542
Traeger, Inc. (a)	299,253	1,337,661
TRI Pointe Homes, Inc. (a)	519,481	16,155,859
Tupperware Brands Corp. (a)(b)	201,615	502,021
United Homes Group, Inc. (a)(b)	27,090	226,743
Universal Electronics, Inc. (a)	62,479	556,063
Vizio Holding Corp. (a)	290,585	1,667,958
VOXX International Corp. (a)	72,946	630,253
Yunhong CTI Ltd. (a)(b)	23,795	46,876
ZAGG, Inc. rights (a)(c)	138,785	1
		421,377,502
Leisure Products - 0.6%
Acushnet Holdings Corp.	158,843	9,300,258
American Outdoor Brands, Inc. (a)	66,587	653,884
AMMO, Inc. (a)(b)	471,656	1,080,092
Brunswick Corp.	365,463	28,915,433
Clarus Corp.	155,340	1,116,895
Escalade, Inc.	49,230	737,958
Funko, Inc. (a)(b)	175,968	1,226,497
JAKKS Pacific, Inc. (a)	36,452	717,375
Johnson Outdoors, Inc. Class A	28,462	1,591,310
Latham Group, Inc. (a)	221,598	819,913
Malibu Boats, Inc. Class A (a)	106,078	5,151,148
Marine Products Corp.	51,940	726,641
MasterCraft Boat Holdings, Inc. (a)	90,902	1,978,028
Mattel, Inc. (a)	1,828,511	40,519,804
Nautilus, Inc. (a)	172,047	172,047
Peloton Interactive, Inc. Class A (a)(b)	1,743,612	11,124,245
Polaris, Inc.	276,975	31,046,128
Smith & Wesson Brands, Inc.	236,600	2,777,684
Solo Brands, Inc. Class A (a)	142,719	797,799
SRM Entertainment, Inc. (b)	2,673	4,972
Sturm, Ruger & Co., Inc.	95,077	4,904,072
Topgolf Callaway Brands Corp. (a)(b)	713,103	12,436,516
Twin Vee PowerCats Co. (a)	35,406	63,377
Vista Outdoor, Inc. (a)	301,231	8,811,007
YETI Holdings, Inc. (a)	448,881	22,421,606
		189,094,689
Specialty Retail - 2.6%
1-800-FLOWERS.com, Inc. Class A (a)	146,335	1,101,903
a.k.a. Brands Holding Corp. (a)	76,768	38,614
Abercrombie & Fitch Co. Class A (a)	259,567	13,951,726
Academy Sports & Outdoors, Inc.	400,744	21,868,600
Advance Auto Parts, Inc.	308,377	21,222,505
America's Car Mart, Inc. (a)	30,886	3,437,921
American Eagle Outfitters, Inc.	952,989	16,162,693
Arhaus, Inc. (a)(b)	109,410	1,083,159
Arko Corp.	380,534	2,865,421
Asbury Automotive Group, Inc. (a)	111,180	25,571,400
AutoNation, Inc. (a)	162,710	25,560,114
BARK, Inc. (a)	546,030	873,648
Barnes & Noble Education, Inc. (a)	199,207	252,993
Big 5 Sporting Goods Corp. (b)	120,752	957,563
Boot Barn Holdings, Inc. (a)	154,742	14,197,579
Brilliant Earth Group, Inc. Class A (a)	62,348	210,736
Build-A-Bear Workshop, Inc.	66,286	1,747,962
Burlington Stores, Inc. (a)	336,747	54,640,568
Caleres, Inc.	192,933	5,531,389
Camping World Holdings, Inc.	216,175	5,346,008
CarParts.com, Inc. (a)	302,620	1,461,655
Carvana Co. Class A (a)(b)	516,921	26,026,972
Chewy, Inc. (a)(b)	499,102	11,968,466
Chico's FAS, Inc. (a)	637,433	3,270,031
Citi Trends, Inc. (a)	43,933	950,271
Conn's, Inc. (a)(b)	73,187	305,922
Designer Brands, Inc. Class A (b)	268,876	2,825,887
Destination XL Group, Inc. (a)	281,564	1,283,932
Dick's Sporting Goods, Inc.	318,791	37,088,145
Digital Brands Group, Inc. (a)	5	59
Duluth Holdings, Inc. (a)	68,902	437,872
Envela Corp. (a)	41,532	211,813
EVgo, Inc. Class A (a)(b)	373,885	1,503,018
Express, Inc. (a)(b)	17,343	174,991
Five Below, Inc. (a)	288,249	49,567,298
Floor & Decor Holdings, Inc. Class A (a)(b)	551,050	54,939,685
Foot Locker, Inc.	415,049	8,143,261
GameStop Corp. Class A (a)(b)	1,310,232	24,304,804
Gap, Inc. (b)	1,108,172	12,832,632
Genesco, Inc. (a)	62,003	2,125,463
Group 1 Automotive, Inc.	73,648	19,474,004
Grove Collaborative Holdings, Inc. Class A (a)(b)	117,323	380,127
GrowGeneration Corp. (a)(b)	319,376	1,037,972
Guess?, Inc.	154,102	3,707,694
Haverty Furniture Companies, Inc.	70,333	2,201,423
Hibbett, Inc.	66,074	3,059,887
J.Jill, Inc. (a)	22,174	556,789
JOANN, Inc. (b)	61,528	64,604
Kidpik Corp. (a)(b)	17,079	10,179
Kirkland's, Inc. (a)(b)	66,706	166,765
Lands' End, Inc. (a)(b)	64,935	500,000
Lazydays Holdings, Inc. (a)(b)	60,292	710,240
Leslie's, Inc. (a)	762,949	4,776,061
Lithia Motors, Inc. Class A (sub. vtg.)	142,876	44,008,666
LL Flooring Holdings, Inc. (a)	161,541	557,316
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	43,644	90,343
MarineMax, Inc. (a)	112,544	3,744,339
Monro, Inc.	167,386	5,480,218
Murphy U.S.A., Inc.	103,708	32,941,809
National Vision Holdings, Inc. (a)	407,931	7,469,217
OneWater Marine, Inc. Class A (a)(b)	57,123	1,491,482
Overstock.com, Inc. (a)(b)	232,057	6,059,008
PARTS iD, Inc. (a)(b)	15,012	3,163
Penske Automotive Group, Inc. (b)	124,380	20,435,634
Petco Health & Wellness Co., Inc. (a)(b)	410,135	2,087,587
PetMed Express, Inc.	112,233	1,264,866
Polished.Com, Inc. (a)(b)	563,338	79,431
Rent the Runway, Inc. Class A (a)(b)	231,715	319,767
Revolve Group, Inc. (a)(b)	210,007	3,076,603
RH (a)(b)	92,258	33,691,699
RumbleON, Inc. Class B (a)(b)	56,213	371,006
Sally Beauty Holdings, Inc. (a)	551,785	5,606,136
Shift Technologies, Inc. Class A (a)(b)	61,708	74,050
Shoe Carnival, Inc.	87,885	2,032,780
Signet Jewelers Ltd.	233,611	17,520,825
Sleep Number Corp. (a)	113,149	2,894,351
Sonic Automotive, Inc. Class A (sub. vtg.)	81,625	4,352,245
Sportsman's Warehouse Holdings, Inc. (a)	198,539	954,973
Stitch Fix, Inc. (a)(b)	394,512	1,731,908
The Aaron's Co., Inc.	159,696	1,927,531
The Buckle, Inc.	157,302	5,747,815
The Cato Corp. Class A (sub. vtg.)	85,230	660,533
The Children's Place, Inc. (a)(b)	65,293	1,730,917
The Container Store Group, Inc. (a)	175,789	411,346
The ODP Corp. (a)	173,646	8,564,221
The RealReal, Inc. (a)(b)	458,076	1,204,740
thredUP, Inc. (a)(b)	373,316	1,485,798
Tile Shop Holdings, Inc. (a)	148,051	876,462
Tilly's, Inc. (a)	112,199	1,008,669
Torrid Holdings, Inc. (a)(b)	61,693	139,426
Upbound Group, Inc.	262,560	8,039,587
Urban Outfitters, Inc. (a)	312,684	10,384,236
Valvoline, Inc.	715,899	24,655,562
Victoria's Secret & Co. (a)	411,540	7,893,337
Vroom, Inc. (a)(b)	647,014	847,588
Warby Parker, Inc. (a)	321,169	3,857,240
Wayfair LLC Class A (a)(b)	425,891	29,433,327
Williams-Sonoma, Inc. (b)	339,533	47,942,060
Winmark Corp.	14,528	5,528,340
Zumiez, Inc. (a)	82,279	1,562,478
		854,931,059
Textiles, Apparel & Luxury Goods - 1.6%
Allbirds, Inc. Class A (a)	516,886	666,783
Capri Holdings Ltd. (a)	652,490	34,249,200
Carter's, Inc.	196,310	14,049,907
Charles & Colvard Ltd. (a)	134,590	111,441
Columbia Sportswear Co.	181,688	13,324,998
Crocs, Inc. (a)	321,700	31,314,278
Crown Crafts, Inc.	32,615	161,770
Culp, Inc. (a)	46,948	263,378
Deckers Outdoor Corp. (a)	136,381	72,157,823
Delta Apparel, Inc. (a)	30,167	229,873
Figs, Inc. Class A (a)	657,440	4,062,979
Forward Industries, Inc. (NY Shares) (a)(b)	23,278	19,137
Fossil Group, Inc. (a)	248,304	526,404
G-III Apparel Group Ltd. (a)	210,751	4,183,407
Hanesbrands, Inc. (b)	1,793,729	9,417,077
Jerash Holdings U.S., Inc.	22,247	73,638
Kontoor Brands, Inc.	261,232	11,961,813
Lakeland Industries, Inc.	40,389	566,254
Levi Strauss & Co. Class A	515,404	7,097,113
lululemon athletica, Inc. (a)	600,013	228,760,956
Movado Group, Inc.	81,954	2,241,442
Oxford Industries, Inc.	77,725	7,849,448
PLBY Group, Inc. (a)(b)	319,697	415,606
PVH Corp.	325,756	27,233,202
Rocky Brands, Inc.	35,036	622,590
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	695,059	34,968,418
Steven Madden Ltd.	374,336	12,914,592
Superior Group of Companies, Inc.	62,337	491,839
Toughbuilt Industries, Inc. (a)	61,823	14,739
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,012,587	7,736,165
Class C (non-vtg.) (a)	954,477	6,576,347
Unifi, Inc. (a)	67,210	466,437
Vera Bradley, Inc. (a)	118,323	848,376
Vince Holding Corp. (a)	16,299	37,106
Wolverine World Wide, Inc.	407,594	3,293,360
		538,907,896
TOTAL CONSUMER DISCRETIONARY		4,001,807,698
CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Alkaline Water Co., Inc. (a)(b)	43,872	29,438
Boston Beer Co., Inc. Class A (a)	48,762	17,819,098
Celsius Holdings, Inc. (a)(b)	211,019	41,368,165
Coca-Cola Bottling Co. Consolidated	23,970	16,752,633
Duckhorn Portfolio, Inc. (a)	218,657	2,720,093
Eastside Distilling, Inc. (a)(b)	3,187	5,354
MGP Ingredients, Inc.	80,879	9,697,392
National Beverage Corp. (a)(b)	121,659	6,242,323
Splash Beverage Group, Inc. (a)(b)	129,091	90,880
The Vita Coco Co., Inc. (a)	128,770	3,642,903
Vintage Wine Estates, Inc. (a)(b)	175,577	145,729
Willamette Valley Vineyards, Inc. (a)	13,291	79,214
Zevia PBC (a)	239,898	616,538
		99,209,760
Consumer Staples Distribution & Retail - 0.9%
Albertsons Companies, Inc.	1,032,079	23,118,570
Andersons, Inc.	165,822	8,516,618
BJ's Wholesale Club Holdings, Inc. (a)	696,279	46,922,242
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	89,331	965
warrants 11/4/28 (a)	89,331	318
warrants 11/4/28 (a)	89,331	124
Class A (a)(b)	25,997	223,834
Casey's General Stores, Inc.	192,706	47,099,273
Chefs' Warehouse Holdings (a)	187,283	5,345,057
Grocery Outlet Holding Corp. (a)	466,496	14,391,402
HF Foods Group, Inc. (a)	199,508	943,673
Ingles Markets, Inc. Class A	74,074	5,787,402
MedAvail Holdings, Inc. (a)	2,178	17,511
Natural Grocers by Vitamin Cottage, Inc.	45,144	569,266
Performance Food Group Co. (a)	808,291	50,219,120
PriceSmart, Inc.	131,503	10,451,858
Rite Aid Corp. (a)(b)	274,625	211,461
SpartanNash Co.	180,047	3,917,823
Sprouts Farmers Market LLC (a)	530,895	21,655,207
U.S. Foods Holding Corp. (a)	1,171,052	47,345,632
United Natural Foods, Inc. (a)	315,007	6,341,091
Village Super Market, Inc. Class A	33,415	753,508
Weis Markets, Inc.	84,442	5,477,753
		299,309,708
Food Products - 0.9%
Alico, Inc.	27,407	644,887
Arcadia Biosciences, Inc. (a)(b)	3,002	10,507
B&G Foods, Inc. Class A (b)	373,051	4,771,322
Barfresh Food Group, Inc. (a)(b)	23,899	45,408
Benson Hill, Inc. (a)(b)	639,100	408,321
Better Choice Co., Inc. (a)	93,001	17,763
Beyond Meat, Inc. (a)(b)	312,828	3,691,370
Blue Star Foods Corp. (a)(b)	2,554	1,424
BRC, Inc. Class A (a)(b)	209,466	946,786
Bridgford Foods Corp. (a)	8,529	98,936
Cal-Maine Foods, Inc.	198,433	9,483,113
Calavo Growers, Inc.	91,665	3,021,278
Coffee Holding Co., Inc. (a)	28,272	35,623
Darling Ingredients, Inc. (a)	828,524	51,169,642
Farmer Brothers Co. (a)	90,041	189,987
Flowers Foods, Inc.	995,746	23,459,776
Fresh Del Monte Produce, Inc.	158,886	4,059,537
Freshpet, Inc. (a)(b)	250,392	18,907,100
Hostess Brands, Inc. Class A (a)	690,729	19,671,962
Ingredion, Inc.	342,541	35,250,894
J&J Snack Foods Corp.	79,183	12,837,940
John B. Sanfilippo & Son, Inc.	45,852	4,601,248
Laird Superfood, Inc. (a)	19,258	19,643
Lancaster Colony Corp.	102,928	17,002,676
Lifecore Biomedical (a)(b)	135,662	1,085,296
Lifeway Foods, Inc. (a)	21,878	235,189
Limoneira Co. (b)	77,170	1,189,190
Local Bounti Corp. (a)(b)	15,879	49,542
Mama's Creations, Inc. (a)	108,783	438,395
Mission Produce, Inc. (a)	204,085	1,942,889
Nuzee, Inc. (a)	1,652	14,455
Pilgrim's Pride Corp. (a)	232,505	5,849,826
Post Holdings, Inc. (a)(b)	277,991	24,938,573
RiceBran Technologies (a)(b)	18,749	10,068
Rocky Mountain Chocolate Factory, Inc. (a)	27,441	138,851
S&W Seed Co. (a)(b)	101,090	95,035
Seaboard Corp.	1,315	4,957,984
Seneca Foods Corp.:
Class A (a)	30,740	1,483,512
Class B (a)(b)	1,635	77,368
Sovos Brands, Inc. (a)	250,641	5,614,358
Stryve Foods, Inc. (a)(b)	2,682	10,245
The Hain Celestial Group, Inc. (a)	459,590	4,867,058
The Real Good Food Co., Inc. (a)	29,003	114,272
The Simply Good Foods Co. (a)	442,889	15,979,435
Tootsie Roll Industries, Inc.	92,857	2,985,353
TreeHouse Foods, Inc. (a)	265,190	12,336,639
Utz Brands, Inc. Class A (b)	342,797	5,292,786
Vital Farms, Inc. (a)	136,918	1,612,894
Westrock Coffee Holdings (b)	63,903	641,586
Whole Earth Brands, Inc. Class A (a)(b)	171,852	654,756
		302,962,698
Household Products - 0.2%
Central Garden & Pet Co. (a)	11,857	523,368
Central Garden & Pet Co. Class A (non-vtg.) (a)	251,737	10,270,870
Energizer Holdings, Inc.	340,096	11,682,298
Oil-Dri Corp. of America	25,956	1,749,434
Reynolds Consumer Products, Inc.	288,441	7,871,555
Spectrum Brands Holdings, Inc.	214,080	17,805,034
WD-40 Co.	69,986	15,037,892
		64,940,451
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	686,199	28,477,259
Coty, Inc. Class A (a)	1,891,606	21,866,965
Cyanotech Corp. (a)	22,406	14,387
Edgewell Personal Care Co.	267,876	10,329,299
elf Beauty, Inc. (a)	262,082	36,353,394
Guardion Health Sciences, Inc. (a)(b)	1,938	15,349
Herbalife Ltd. (a)	517,072	7,766,421
Inter Parfums, Inc.	93,278	13,033,735
Jupiter Wellness, Inc. (a)(b)	51,735	56,909
LifeVantage Corp.	64,314	475,924
Mannatech, Inc.	4,301	54,881
MediFast, Inc.	56,668	4,779,379
Natural Alternatives International, Inc. (a)	21,539	132,896
Natural Health Trends Corp.	33,102	178,751
Nature's Sunshine Products, Inc. (a)	68,201	1,146,459
Nu Skin Enterprises, Inc. Class A	255,088	6,094,052
Olaplex Holdings, Inc. (a)	428,710	1,161,804
The Beauty Health Co. (a)(b)	475,823	2,931,070
The Honest Co., Inc. (a)	279,255	413,297
Thorne HealthTech, Inc. (a)	59,511	602,846
United-Guardian, Inc.	15,195	115,786
Upexi, Inc. (a)	37,585	68,029
USANA Health Sciences, Inc. (a)	58,023	3,730,299
Veru, Inc. (a)(b)	267,392	278,088
Zivo Bioscience, Inc. (a)(b)	266,026	478,847
		140,556,126
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	72,999	102,929
Turning Point Brands, Inc.	77,939	1,918,858
Universal Corp.	127,692	6,080,693
Vector Group Ltd.	677,638	7,257,503
		15,359,983
TOTAL CONSUMER STAPLES		922,338,726
ENERGY - 4.7%
Energy Equipment & Services - 1.3%
Archrock, Inc.	707,499	9,048,912
Atlas Energy Solutions, Inc. (b)	90,711	1,931,237
Bristow Group, Inc. (a)	122,130	3,383,001
Cactus, Inc.	333,208	17,773,315
Championx Corp.	1,026,051	37,030,181
Core Laboratories, Inc.	242,282	5,824,459
Diamond Offshore Drilling, Inc. (a)	530,703	7,891,554
DMC Global, Inc. (a)	95,066	2,283,485
Dril-Quip, Inc. (a)	175,565	4,842,083
Energy Services of America Corp.	46,075	171,860
ENGlobal Corp. (a)(b)	107,358	34,988
Enservco Corp. (a)(b)	68,728	22,199
Expro Group Holdings NV (a)	360,720	8,480,527
Forum Energy Technologies, Inc. (a)	46,793	1,108,058
Geospace Technologies Corp. (a)	65,661	627,719
Gulf Island Fabrication, Inc. (a)	67,835	221,142
Helix Energy Solutions Group, Inc. (a)	725,052	7,352,027
Helmerich & Payne, Inc.	528,643	21,140,434
Independence Contract Drilling, Inc. (a)(b)	56,876	162,665
KLX Energy Services Holdings, Inc. (a)	76,522	796,211
Liberty Oilfield Services, Inc. Class A	776,310	12,382,145
Mammoth Energy Services, Inc. (a)	97,303	450,513
MIND Technology, Inc. (a)	39,244	23,817
Nabors Industries Ltd. (a)	46,483	5,145,203
Natural Gas Services Group, Inc. (a)	51,658	561,006
NCS Multistage Holdings, Inc. (a)	4,092	69,196
Newpark Resources, Inc. (a)	388,404	2,322,656
Nextier Oilfield Solutions, Inc. (a)	778,944	8,264,596
Nine Energy Service, Inc. (a)(b)	63,340	291,364
Noble Corp. PLC	540,719	28,517,520
NOV, Inc.	2,044,269	43,195,404
Oceaneering International, Inc. (a)	526,355	11,995,630
Oil States International, Inc. (a)	332,765	2,608,878
Patterson-UTI Energy, Inc.	1,087,401	15,375,850
Profire Energy, Inc. (a)	198,318	531,492
ProFrac Holding Corp. (a)(b)	164,639	1,811,029
ProPetro Holding Corp. (a)	493,292	4,755,335
Ranger Energy Services, Inc. Class A	70,691	841,930
RPC, Inc.	426,598	3,408,518
SEACOR Marine Holdings, Inc. (a)	128,801	1,479,923
Select Water Solutions, Inc. Class A	418,516	3,369,054
Smart Sand, Inc. (a)	121,009	234,757
Solaris Oilfield Infrastructure, Inc. Class A	172,083	1,810,313
Superior Drilling Products, Inc. (a)	59,138	51,249
TechnipFMC PLC	2,288,529	43,573,592
TETRA Technologies, Inc. (a)	617,655	3,390,926
Tidewater, Inc. (a)	262,976	17,101,329
Transocean Ltd. (United States) (a)(b)	3,663,396	29,966,579
U.S. Silica Holdings, Inc. (a)	393,896	4,856,738
Valaris Ltd. (a)	311,376	23,452,840
Weatherford International PLC (a)	339,474	30,050,238
		432,015,677
Oil, Gas & Consumable Fuels - 3.4%
Adams Resources & Energy, Inc.	7,860	286,890
Aemetis, Inc. (a)(b)	169,131	847,346
American Resources Corp. (a)(b)	340,731	449,765
Amplify Energy Corp. (a)(b)	186,862	1,222,077
Antero Midstream GP LP	1,734,577	21,023,073
Antero Resources Corp. (a)	1,430,307	39,576,595
Barnwell Industries, Inc.	35,485	94,745
Battalion Oil Corp. (a)	14,440	83,608
Berry Corp.	335,232	2,872,938
Bitnile Metaverse, Inc. (a)	2,973	2,824
California Resources Corp.	366,554	20,468,375
Callon Petroleum Co. (a)	267,426	10,491,122
Camber Energy, Inc. (a)(b)	108,557	44,498
Centrus Energy Corp. Class A (a)	64,947	3,082,385
Cheniere Energy, Inc.	1,258,134	205,327,469
Chesapeake Energy Corp. (b)	552,842	48,766,193
Chord Energy Corp.	215,744	34,842,656
Civitas Resources, Inc.	255,660	21,020,365
Clean Energy Fuels Corp. (a)(b)	902,726	3,845,613
Clean Energy Technologies, Inc. (a)	35,586	54,802
CNX Resources Corp. (a)	855,505	19,120,537
Comstock Mining, Inc. (a)	429,569	167,961
Comstock Resources, Inc.	469,904	5,761,023
CONSOL Energy, Inc.	165,018	14,198,149
Crescent Energy, Inc. Class A (b)	196,247	2,674,847
CVR Energy, Inc.	149,519	4,889,271
Delek U.S. Holdings, Inc.	344,227	8,863,845
Denbury, Inc. (a)	260,679	23,872,983
Dorian LPG Ltd.	162,801	4,200,266
DT Midstream, Inc.	502,714	26,286,915
Earthstone Energy, Inc. (a)	198,855	4,052,665
Empire Petroleum Corp. (a)	57,840	505,522
Enviva, Inc. (b)	161,993	1,490,336
Epsilon Energy Ltd.	96,336	520,214
Equitrans Midstream Corp.	2,252,378	21,622,829
Evolution Petroleum Corp.	158,480	1,340,741
Excelerate Energy, Inc.	88,640	1,648,704
Gevo, Inc. (a)(b)	1,264,735	1,656,803
Granite Ridge Resources, Inc.	78,438	580,441
Green Plains, Inc. (a)	309,977	9,621,686
Gulfport Energy Corp. (a)	56,943	6,719,274
Hallador Energy Co. (a)	123,212	1,323,297
HF Sinclair Corp.	667,709	36,784,089
HighPeak Energy, Inc. (b)	69,556	1,024,560
Houston American Energy Corp. (a)(b)	40,093	77,379
International Seaways, Inc.	209,082	8,984,254
Kinetik Holdings, Inc. (b)	125,136	4,393,525
Kosmos Energy Ltd. (a)	2,385,352	17,365,363
Lightbridge Corp. (a)	65,447	284,694
Magnolia Oil & Gas Corp. Class A	875,739	19,966,849
Matador Resources Co.	588,253	37,354,066
Mexco Energy Corp.	8,022	99,231
Murphy Oil Corp.	757,223	34,377,924
NACCO Industries, Inc. Class A	23,546	767,600
New Fortress Energy, Inc.	242,551	7,528,783
Nextdecade Corp. (a)(b)	310,571	1,885,166
Northern Oil & Gas, Inc.	418,085	17,488,496
OPAL Fuels, Inc. (a)	32,849	228,958
Overseas Shipholding Group, Inc. (a)	310,166	1,364,730
Ovintiv, Inc.	1,267,439	59,518,935
Par Pacific Holdings, Inc. (a)	291,806	10,023,536
PBF Energy, Inc. Class A	568,624	26,662,779
Peabody Energy Corp.	608,258	13,126,208
Pedevco Corp. (a)	152,661	145,181
Permian Resource Corp. Class A	1,220,400	17,305,272
Phx Minerals, Inc. Class A	148,995	518,503
PrimeEnergy Corp. (a)	2,532	245,604
Range Resources Corp.	1,248,784	40,435,626
Rex American Resources Corp. (a)	77,636	3,065,846
Riley Exploration Permian, Inc.	21,142	708,046
Ring Energy, Inc. (a)(b)	602,149	1,138,062
SandRidge Energy, Inc.	167,282	2,674,839
SilverBow Resources, Inc. (a)	69,718	2,982,536
Sitio Royalties Corp.	427,945	10,869,803
SM Energy Co.	623,360	26,374,362
Southwestern Energy Co. (a)	5,695,101	38,612,785
Stabilis Solutions, Inc. (a)	15,980	70,472
Talos Energy, Inc. (a)	566,192	9,749,826
Tellurian, Inc. (a)(b)	2,605,532	2,918,196
Texas Pacific Land Corp.	31,921	60,163,105
U.S. Energy Corp.	25,316	33,670
Uranium Energy Corp. (a)(b)	1,979,934	8,553,315
VAALCO Energy, Inc.	537,496	2,225,233
Verde Clean Fuels, Inc. (a)(b)	17,237	72,913
Vertex Energy, Inc. (a)(b)	311,464	1,320,607
Vital Energy, Inc. (a)(b)	95,211	5,740,271
Vitesse Energy, Inc. (b)	118,816	2,761,284
W&T Offshore, Inc. (a)(b)	483,778	1,973,814
World Kinect Corp.	325,231	7,122,559
		1,122,610,503
TOTAL ENERGY		1,554,626,180
FINANCIALS - 16.6%
Banks - 4.9%
1895 Bancorp of Wisconsin, Inc. (a)	19,941	146,168
1st Source Corp.	87,064	3,890,890
ACNB Corp.	44,715	1,423,278
Affinity Bancshares, Inc. (a)	12,580	186,436
Amalgamated Financial Corp.	93,327	1,672,420
Amerant Bancorp, Inc. Class A	133,019	2,496,767
American National Bankshares, Inc.	55,269	2,166,545
Ameris Bancorp	340,581	13,878,676
AmeriServ Financial, Inc.	95,994	289,902
Ames National Corp.	45,669	819,759
Arrow Financial Corp.	85,013	1,497,079
Associated Banc-Corp.	796,070	13,795,893
Atlantic Union Bankshares Corp.	394,625	11,716,416
Auburn National Bancorp., Inc.	7,938	174,715
Axos Financial, Inc. (a)	275,966	11,891,375
Banc of California, Inc.	275,909	3,457,140
BancFirst Corp.	92,079	8,800,911
Bancorp, Inc., Delaware (a)	284,364	10,439,002
Bank First National Corp. (b)	41,524	3,223,508
Bank of Hawaii Corp. (b)	208,584	11,209,304
Bank of Marin Bancorp	72,664	1,367,536
Bank of South Carolina Corp.	14,682	184,112
Bank of the James Financial Group, Inc.	20,397	218,656
Bank OZK	560,535	22,516,691
Bank7 Corp.	20,617	517,899
BankFinancial Corp.	59,813	527,551
BankUnited, Inc.	391,262	10,270,628
Bankwell Financial Group, Inc.	34,471	896,935
Banner Corp.	179,902	7,834,732
Bar Harbor Bankshares	78,028	1,938,216
BayCom Corp.	60,114	1,158,397
BayFirst Financial Corp.	12,642	172,184
BCB Bancorp, Inc.	77,664	883,816
Berkshire Hills Bancorp, Inc.	225,556	4,714,120
Blue Foundry Bancorp (a)	123,657	1,143,827
Blue Ridge Bankshares, Inc.	73,958	585,747
Bogota Financial Corp. (a)	16,508	123,810
BOK Financial Corp.	149,675	12,439,489
Bridgewater Bancshares, Inc. (a)	102,783	1,075,110
Broadway Financial Corp. (a)	194,702	175,251
Brookline Bancorp, Inc., Delaware	453,713	4,342,033
Business First Bancshares, Inc.	123,983	2,535,452
Byline Bancorp, Inc.	116,204	2,461,201
C & F Financial Corp.	16,419	875,461
Cadence Bank	953,941	21,826,170
California Bancorp, Inc. (a)	32,030	599,922
Cambridge Bancorp	40,701	2,165,700
Camden National Corp.	74,860	2,454,659
Capital Bancorp, Inc.	48,591	930,518
Capital City Bank Group, Inc.	69,165	2,110,224
Capitol Federal Financial, Inc.	647,482	3,671,223
Capstar Financial Holdings, Inc.	89,636	1,170,646
Carter Bankshares, Inc. (a)	122,133	1,747,723
Carver Bancorp, Inc. (a)	22,253	62,086
Catalyst Bancorp, Inc. (a)	18,584	223,008
Cathay General Bancorp	374,764	13,352,841
CB Financial Services, Inc.	25,164	543,794
Central Pacific Financial Corp.	141,050	2,393,619
Central Valley Community Bancorp	49,112	718,017
Cf Bankshares, Inc.	11,345	208,067
Chemung Financial Corp. (b)	16,701	656,182
ChoiceOne Financial Services, Inc.	35,916	863,421
Citizens & Northern Corp.	78,797	1,423,862
Citizens Community Bancorp, Inc.	38,783	402,180
Citizens Financial Services, Inc.	25,816	1,413,168
Citizens Holding Co.	17,516	178,838
City Holding Co.	79,900	7,299,664
Civista Bancshares, Inc.	78,768	1,338,268
CNB Financial Corp., Pennsylvania	101,965	1,856,783
Coastal Financial Corp. of Washington (a)	56,872	2,505,212
Codorus Valley Bancorp, Inc.	49,101	994,295
Colony Bankcorp, Inc.	78,943	821,797
Columbia Banking Systems, Inc.	1,088,198	22,286,295
Columbia Financial, Inc. (a)(b)	163,112	2,799,002
Commerce Bancshares, Inc.	587,500	28,840,375
Community Bank System, Inc.	283,270	13,469,489
Community Trust Bancorp, Inc.	77,769	2,760,800
Community West Bancshares	14,248	182,232
ConnectOne Bancorp, Inc.	180,289	3,447,126
CrossFirst Bankshares, Inc. (a)	216,047	2,322,505
Cullen/Frost Bankers, Inc.	334,015	31,574,438
Cullman Bancorp, Inc.	15,210	163,660
Customers Bancorp, Inc. (a)	154,423	5,426,424
CVB Financial Corp.	673,789	11,764,356
Dime Community Bancshares, Inc.	169,938	3,621,379
Eagle Bancorp Montana, Inc.	39,531	499,672
Eagle Bancorp, Inc.	159,517	3,837,979
East West Bancorp, Inc.	734,264	40,634,170
Eastern Bankshares, Inc.	839,756	11,303,116
ECB Bancorp, Inc. (a)	44,521	545,827
Enterprise Bancorp, Inc.	46,982	1,359,659
Enterprise Financial Services Corp.	191,893	7,428,178
Equity Bancshares, Inc.	70,417	1,761,833
Esquire Financial Holdings, Inc.	34,862	1,630,147
ESSA Bancorp, Inc.	41,902	666,661
Evans Bancorp, Inc.	27,958	791,771
Farmers & Merchants Bancorp, Inc.	65,827	1,257,296
Farmers National Banc Corp.	175,323	2,226,602
FB Financial Corp.	180,133	5,472,441
Fidelity D & D Bancorp, Inc. (b)	23,882	1,131,649
Financial Institutions, Inc.	80,904	1,415,820
Finward Bancorp	18,506	383,629
FinWise BanCorp (a)	40,961	390,358
First Bancorp, North Carolina	210,116	6,227,838
First Bancorp, Puerto Rico	936,815	12,984,256
First Bancshares, Inc.	143,874	4,084,583
First Bank Hamilton New Jersey	101,614	1,162,464
First Busey Corp.	263,828	5,329,326
First Business Finance Services, Inc.	36,809	1,160,588
First Capital, Inc.	16,998	559,234
First Citizens Bancshares, Inc.	61,509	83,676,844
First Commonwealth Financial Corp.	526,672	6,883,603
First Community Bankshares, Inc.	87,331	2,701,148
First Community Corp.	34,875	602,640
First Financial Bancorp, Ohio	495,063	10,287,409
First Financial Bankshares, Inc.	678,735	19,493,269
First Financial Corp., Indiana	58,423	2,145,293
First Financial Northwest, Inc.	42,106	526,325
First Foundation, Inc.	264,201	2,076,620
First Guaranty Bancshares, Inc.	30,837	342,291
First Hawaiian, Inc.	670,071	12,671,043
First Horizon National Corp.	2,789,507	35,008,313
First Internet Bancorp	42,351	815,680
First Interstate Bancsystem, Inc.	466,508	12,087,222
First Merchants Corp.	306,179	9,136,381
First Mid-Illinois Bancshares, Inc.	90,391	2,528,236
First National Corp.	23,845	400,358
First Northwest Bancorp	48,793	629,430
First of Long Island Corp.	112,672	1,471,496
First Savings Financial Group, Inc.	28,543	455,832
First Seacoast Bancorp, Inc. (b)	19,612	146,109
First U.S. Bancshares, Inc.	18,646	162,593
First United Corp.	30,764	499,300
First Western Financial, Inc. (a)	36,353	738,693
Five Star Bancorp	57,481	1,256,535
Flushing Financial Corp.	143,197	2,021,942
FNB Corp., Pennsylvania	1,864,429	21,683,309
FNCB Bancorp, Inc.	88,718	511,016
Franklin Financial Services Corp.	21,348	618,665
FS Bancorp, Inc.	35,949	1,065,888
Fulton Financial Corp.	862,680	11,499,524
FVCBankcorp, Inc. (a)	78,006	949,333
German American Bancorp, Inc.	142,915	4,134,531
Glacier Bancorp, Inc.	578,226	17,468,207
Glen Burnie Bancorp (b)	17,659	127,851
Great Southern Bancorp, Inc.	46,078	2,325,557
Greene County Bancorp, Inc.	34,511	994,262
Guaranty Bancshares, Inc. Texas	44,729	1,291,326
Hancock Whitney Corp.	451,384	18,619,590
Hanmi Financial Corp.	161,732	2,801,198
Hanover Bancorp, Inc.	6,933	126,527
HarborOne Bancorp, Inc.	209,011	2,083,840
Hawthorn Bancshares, Inc.	32,409	534,749
HBT Financial, Inc.	69,139	1,292,899
Heartland Financial U.S.A., Inc.	198,758	6,089,945
Heritage Commerce Corp.	317,576	2,753,384
Heritage Financial Corp., Washington	179,786	3,095,915
Hilltop Holdings, Inc.	236,828	7,197,203
Hingham Institution for Savings (b)	7,607	1,515,238
HMN Financial, Inc.	18,350	360,578
Home Bancorp, Inc.	36,842	1,203,260
Home Bancshares, Inc.	974,885	21,622,949
Home Federal Bancorp, Inc.	4,865	73,024
HomeStreet, Inc.	93,745	885,890
HomeTrust Bancshares, Inc.	80,266	1,834,078
Hope Bancorp, Inc.	619,153	5,987,210
Horizon Bancorp, Inc. Indiana	205,453	2,299,019
IF Bancorp, Inc.	9,383	140,651
Independent Bank Corp.	231,528	12,507,143
Independent Bank Corp.	109,101	2,082,738
Independent Bank Group, Inc.	188,096	7,937,651
International Bancshares Corp.	273,701	12,256,331
Investar Holding Corp.	42,838	561,178
John Marshall Bankcorp, Inc.	60,395	1,067,180
Kearny Financial Corp.	341,507	2,530,567
Kentucky First Federal Bancorp	22,629	127,854
Lakeland Bancorp, Inc.	336,264	4,542,927
Lakeland Financial Corp.	135,838	7,081,235
Landmark Bancorp, Inc.	12,306	236,152
LCNB Corp.	54,133	807,123
LINKBANCORP, Inc.	67,902	475,314
Live Oak Bancshares, Inc.	170,805	5,523,834
Luther Burbank Corp.	53,632	487,515
Macatawa Bank Corp.	136,694	1,252,117
Magyar Bancorp, Inc.	15,505	169,625
Mainstreet Bancshares, Inc.	32,285	730,287
Mercantile Bank Corp.	76,218	2,544,157
Meridian Corp.	45,841	536,340
Metrocity Bankshares, Inc.	93,355	1,820,423
Metropolitan Bank Holding Corp. (a)	57,818	2,301,735
Mid Penn Bancorp, Inc.	68,152	1,491,847
Middlefield Banc Corp.	42,136	1,092,586
Midland States Bancorp, Inc.	113,195	2,512,929
MidWestOne Financial Group, Inc.	74,966	1,601,274
MVB Financial Corp.	59,047	1,389,966
National Bank Holdings Corp.	198,985	6,275,987
National Bankshares, Inc. (b)	30,181	794,364
NBT Bancorp, Inc.	248,425	8,550,789
New York Community Bancorp, Inc.	3,738,385	45,907,368
Nicolet Bankshares, Inc.	68,837	5,218,533
Northeast Bank	33,851	1,438,329
Northeast Community Bancorp, Inc. (b)	77,037	1,221,807
Northfield Bancorp, Inc.	210,478	2,218,438
Northrim Bancorp, Inc.	29,777	1,236,639
Northwest Bancshares, Inc.	650,646	7,157,106
Norwood Financial Corp.	37,584	1,019,654
NSTS Bancorp, Inc. (a)(b)	12,817	114,199
Oak Valley Bancorp Oakdale California	35,404	888,994
OceanFirst Financial Corp.	305,524	5,154,190
OFG Bancorp	243,237	7,336,028
Ohio Valley Banc Corp.	20,787	504,085
Old National Bancorp, Indiana	1,526,123	23,288,637
Old Point Financial Corp.	18,512	337,474
Old Second Bancorp, Inc.	202,239	2,926,398
OP Bancorp	63,338	597,911
OptimumBank Holdings, Inc. (a)	5,660	17,603
Orange County Bancorp, Inc.	22,629	1,052,022
Origin Bancorp, Inc.	150,136	4,607,674
Orrstown Financial Services, Inc.	53,298	1,151,237
Pacific Premier Bancorp, Inc.	501,587	11,546,533
PacWest Bancorp	606,073	4,818,280
Park National Corp.	75,518	7,684,712
Parke Bancorp, Inc.	52,658	909,404
Partners Bancorp	53,019	402,944
Pathfinder Bancorp, Inc.	4,809	63,960
Pathward Financial, Inc.	138,798	6,838,577
Patriot National Bancorp, Inc. (a)	14,779	119,119
PB Bankshares, Inc. (a)(b)	13,016	166,735
PCB Bancorp	63,036	1,011,728
Peapack-Gladstone Financial Corp.	81,696	2,227,850
Penns Woods Bancorp, Inc.	34,562	899,994
Peoples Bancorp of North Carolina	26,013	547,834
Peoples Bancorp, Inc.	167,343	4,312,429
Peoples Financial Services Corp.	37,052	1,615,467
Pinnacle Financial Partners, Inc.	397,576	26,462,659
Pioneer Bancorp, Inc. (a)	48,372	435,832
Plumas Bancorp	25,425	888,350
Ponce Financial Group, Inc. (a)	128,723	1,028,497
Popular, Inc.	372,465	25,431,910
Preferred Bank, Los Angeles	68,338	4,244,473
Premier Financial Corp.	187,142	3,525,755
Primis Financial Corp.	102,119	906,817
Princeton Bancorp, Inc.	25,118	735,204
Prosperity Bancshares, Inc.	486,622	27,644,996
Provident Bancorp, Inc.	78,248	768,395
Provident Financial Holdings, Inc.	31,612	415,698
Provident Financial Services, Inc.	395,993	6,525,965
QCR Holdings, Inc.	85,136	4,466,235
RBB Bancorp	76,604	1,044,113
Red River Bancshares, Inc.	24,210	1,144,649
Renasant Corp.	291,940	8,130,529
Republic Bancorp, Inc., Kentucky Class A	45,746	2,032,952
Rhinebeck Bancorp, Inc. (a)(b)	13,689	95,823
Richmond Mutual Bancorp., Inc.	61,410	698,232
Riverview Bancorp, Inc.	101,974	603,686
S&T Bancorp, Inc.	204,703	5,799,236
Sandy Spring Bancorp, Inc.	231,148	5,140,732
SB Financial Group, Inc.	32,947	474,437
Seacoast Banking Corp., Florida	442,849	10,455,665
ServisFirst Bancshares, Inc.	256,905	14,396,956
Shore Bancshares, Inc.	151,991	1,684,060
Sierra Bancorp	69,535	1,382,356
Simmons First National Corp. Class A	664,708	11,845,097
SmartFinancial, Inc.	80,221	1,826,632
Sound Financial Bancorp, Inc.	11,244	422,437
South Plains Financial, Inc.	64,843	1,700,832
Southern First Bancshares, Inc. (a)	39,365	1,106,550
Southern Missouri Bancorp, Inc.	48,568	2,054,426
Southern States Bancshares, Inc.	32,827	752,067
Southside Bancshares, Inc.	150,769	4,538,147
Southstate Corp.	395,333	28,582,576
Stellar Bancorp, Inc.	233,450	4,965,482
Sterling Bancorp, Inc. (a)	71,681	422,201
Stock Yards Bancorp, Inc.	150,958	6,913,876
Summit Financial Group, Inc.	63,190	1,554,474
Summit State Bank	25,098	396,799
Synovus Financial Corp.	758,876	23,494,801
TC Bancshares, Inc.	13,794	186,909
Territorial Bancorp, Inc.	43,313	444,825
Texas Capital Bancshares, Inc. (a)	250,453	15,638,285
Texas Community Bancshares, Inc.	4,871	60,498
The First Bancorp, Inc.	44,300	1,090,666
Third Coast Bancshares, Inc. (a)	64,422	1,212,422
Timberland Bancorp, Inc./Washington	38,833	1,101,304
Tompkins Financial Corp.	65,109	3,381,110
TowneBank	347,998	8,212,753
Trico Bancshares	170,761	5,863,933
Triumph Bancorp, Inc. (a)	113,696	7,302,694
Trustco Bank Corp., New York	97,731	2,782,402
Trustmark Corp.	312,998	7,211,474
UMB Financial Corp.	227,518	14,381,413
Union Bankshares, Inc.	19,556	436,099
United Bancorp, Inc.	31,579	367,895
United Bankshares, Inc., West Virginia	700,707	21,077,267
United Community Bank, Inc.	604,090	16,310,430
United Security Bancshares, California	70,097	501,895
Unity Bancorp, Inc.	28,234	682,275
Univest Corp. of Pennsylvania	152,184	2,737,790
USCB Financial Holdings, Inc. (a)	55,774	611,841
Valley National Bancorp	2,189,729	20,101,712
Veritex Holdings, Inc.	288,309	5,423,092
Village Bank & Trust Financial Corp. (b)	7,245	326,025
Virginia National Bankshares C	24,340	804,194
Washington Federal, Inc.	341,344	9,277,730
Washington Trust Bancorp, Inc.	88,607	2,480,996
Webster Financial Corp.	903,428	38,314,381
WesBanco, Inc.	311,060	7,888,482
West Bancorp., Inc.	77,880	1,442,338
Westamerica Bancorp.	136,821	6,024,229
Western Alliance Bancorp.	568,246	28,417,982
Western New England Bancorp, Inc.	111,642	703,345
William Penn Bancorp, Inc. (b)	57,316	706,133
Wintrust Financial Corp.	318,864	24,747,035
WSFS Financial Corp.	325,005	12,772,697
		1,616,937,544
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	186,610	25,007,606
Alti Global, Inc. Class A (a)	119,935	876,725
Ares Management Corp.	831,653	86,026,186
Artisan Partners Asset Management, Inc.	356,828	13,709,332
Ashford, Inc. (a)	11,205	98,996
Assetmark Financial Holdings, Inc. (a)	109,935	3,176,022
Associated Capital Group, Inc.	15,372	560,156
Avantax, Inc. (a)	196,881	4,118,751
B. Riley Financial, Inc. (b)	81,265	4,161,174
Bakkt Holdings, Inc. Class A (a)(b)	383,044	528,601
BGC Group, Inc. Class A	1,767,699	8,732,433
Blackstone, Inc.	3,657,752	389,075,080
Blue Owl Capital, Inc. Class A	1,843,045	22,024,388
Bridge Investment Group Holdings, Inc.	157,637	1,588,981
BrightSphere Investment Group, Inc.	163,660	3,389,399
Carlyle Group LP	1,120,357	36,243,549
Cohen & Co., Inc. (b)	5,293	59,387
Cohen & Steers, Inc.	132,290	8,622,662
Coinbase Global, Inc. (a)(b)	862,748	68,674,741
Diamond Hill Investment Group, Inc.	15,450	2,607,342
Donnelley Financial Solutions, Inc. (a)	128,898	6,350,804
Evercore, Inc. Class A	182,261	25,525,653
Federated Hermes, Inc.	441,317	15,340,179
Focus Financial Partners, Inc. Class A (a)	297,125	15,747,625
Forge Global Holdings, Inc. Class A (a)(b)	581,609	1,424,942
GCM Grosvenor, Inc. Class A	219,884	1,679,914
Greenhill & Co., Inc.	69,420	1,023,945
Hamilton Lane, Inc. Class A	188,818	17,520,422
Hennessy Advisors, Inc.	19,886	137,412
Heritage Global, Inc. (a)	147,366	490,729
Houlihan Lokey	260,501	27,441,175
Interactive Brokers Group, Inc.	533,585	48,598,922
Janus Henderson Group PLC	690,441	18,966,414
Jefferies Financial Group, Inc.	961,494	34,315,721
KKR & Co. LP	2,993,839	188,043,028
Lazard Ltd. Class A	588,678	20,450,674
LPL Financial	402,720	92,863,205
MarketWise, Inc. Class A	132,860	179,361
Moelis & Co. Class A	343,470	16,283,913
Morningstar, Inc.	130,190	30,291,307
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Open Lending Corp. (a)	513,609	4,237,274
Oppenheimer Holdings, Inc. Class A (non-vtg.)	38,098	1,451,534
P10, Inc.	220,028	2,651,337
Perella Weinberg Partners Class A	214,605	2,259,791
Piper Jaffray Companies	77,050	11,478,909
PJT Partners, Inc.	129,170	10,203,138
Robinhood Markets, Inc. (a)	2,701,761	29,422,177
Safeguard Scientifics, Inc. (a)(b)	92,152	103,210
Sculptor Capital Management, Inc. Class A	110,014	1,278,363
SEI Investments Co.	519,315	32,228,689
Siebert Financial Corp. (a)(b)	56,346	118,327
Silvercrest Asset Management Group Class A	45,691	880,466
StepStone Group, Inc. Class A	251,666	7,768,929
Stifel Financial Corp.	548,023	35,632,455
StoneX Group, Inc. (a)	91,602	8,599,596
TPG, Inc.	269,253	7,571,394
Tradeweb Markets, Inc. Class A	594,678	51,398,020
U.S. Global Investors, Inc. Class A	64,768	194,952
Value Line, Inc.	3,998	213,533
Victory Capital Holdings, Inc.	142,309	4,898,276
Virtu Financial, Inc. Class A	462,226	8,662,115
Virtus Investment Partners, Inc.	36,074	7,470,925
Westwood Holdings Group, Inc.	40,989	418,088
WisdomTree Investments, Inc.	597,032	4,358,334
		1,475,456,688
Consumer Finance - 0.7%
Ally Financial, Inc.	1,555,211	43,063,793
Atlanticus Holdings Corp. (a)(b)	23,914	834,599
Bread Financial Holdings, Inc.	262,563	9,867,118
Consumer Portfolio Services, Inc. (a)(b)	48,900	453,303
Credit Acceptance Corp. (a)(b)	31,431	15,771,133
CURO Group Holdings Corp. (b)	106,289	114,792
Encore Capital Group, Inc. (a)(b)	120,227	5,633,837
Enova International, Inc. (a)	164,463	8,297,158
EZCORP, Inc. (non-vtg.) Class A (a)(b)	271,304	2,281,667
FirstCash Holdings, Inc.	190,876	17,049,044
Green Dot Corp. Class A (a)	238,504	3,539,399
Katapult Holdings, Inc. (a)	15,653	208,185
LendingClub Corp. (a)	553,493	3,852,311
LendingTree, Inc. (a)	64,530	1,220,262
Medallion Financial Corp. (b)	102,085	857,514
MoneyLion, Inc. (a)(b)	18,870	422,311
Navient Corp.	508,225	8,970,171
Nelnet, Inc. Class A	92,777	8,521,567
NerdWallet, Inc. (a)	173,488	1,561,392
Nicholas Financial, Inc. (a)(b)	54,605	274,663
OneMain Holdings, Inc.	623,827	25,895,059
Oportun Financial Corp. (a)	140,793	985,551
OppFi, Inc. Class A (a)(b)	42,291	109,111
PRA Group, Inc. (a)	208,792	4,067,268
PROG Holdings, Inc. (a)	241,466	8,282,284
Regional Management Corp.	46,043	1,265,262
SLM Corp.	1,268,452	18,062,756
SoFi Technologies, Inc. (a)(b)	4,302,494	37,259,598
Sunlight Financial Holdings, Inc. Class A (a)(b)	9,737	23,953
Upstart Holdings, Inc. (a)(b)	367,397	11,819,161
World Acceptance Corp. (a)(b)	17,114	2,307,138
		242,871,360
Financial Services - 2.8%
A-Mark Precious Metals, Inc.	91,733	3,129,930
Acacia Research Corp. (a)	309,428	1,178,921
Affirm Holdings, Inc. (a)(b)	1,103,431	22,962,399
Alerus Financial Corp.	92,729	1,808,216
Apollo Global Management, Inc.	2,234,302	195,143,937
AppTech Payments Corp. (a)(b)	57,953	180,813
AvidXchange Holdings, Inc. (a)	690,913	7,102,586
Block, Inc. Class A (a)	2,820,236	162,586,605
BM Technologies, Inc. (a)	50,430	80,688
Cannae Holdings, Inc. (a)	363,206	7,129,734
Cantaloupe, Inc. (a)	288,331	2,283,582
Cass Information Systems, Inc.	63,564	2,437,044
Corebridge Financial, Inc.	776,417	13,843,515
Enact Holdings, Inc.	149,361	4,280,686
Equitable Holdings, Inc.	1,710,305	49,256,784
Essent Group Ltd.	553,837	27,813,694
Euronet Worldwide, Inc. (a)	243,929	21,309,637
EVERTEC, Inc.	342,418	13,549,480
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	51,538	8,674,876
Finance of America Companies, Inc. (a)	203,767	289,349
FlexShopper, Inc. (a)	75,225	73,119
Flywire Corp. (a)	380,403	13,154,336
Guild Holdings Co. Class A	55,816	672,025
i3 Verticals, Inc. Class A (a)	119,368	2,823,053
Income Opportun Realty Investments, Inc. (a)	12,161	148,364
International Money Express, Inc. (a)	167,166	2,891,972
Jackson Financial, Inc.	305,542	11,488,379
LM Funding America, Inc. (a)	51,824	29,861
loanDepot, Inc. (a)(b)	310,023	598,344
Marqeta, Inc. Class A (a)	2,290,316	14,085,443
Merchants Bancorp	131,289	3,829,700
MGIC Investment Corp.	1,489,589	26,186,975
Mr. Cooper Group, Inc. (a)	352,420	19,968,117
Newtekone, Inc. (b)	129,208	2,314,115
NMI Holdings, Inc. (a)	434,836	12,445,006
Ocwen Financial Corp. (a)(b)	34,352	1,039,492
Paymentus Holdings, Inc. (a)(b)	83,939	1,264,121
Payoneer Global, Inc. (a)	1,052,468	6,514,777
Paysign, Inc. (a)	152,753	343,694
PennyMac Financial Services, Inc.	153,115	10,989,064
Priority Technology Holdings, Inc. (a)	68,335	253,523
Radian Group, Inc.	811,809	21,983,788
Remitly Global, Inc. (a)	526,914	13,251,887
Repay Holdings Corp. (a)	389,605	3,592,158
Rocket Companies, Inc. (a)(b)	659,903	7,047,764
Ryvyl, Inc. (a)	119,543	142,256
Security National Financial Corp. Class A	63,844	523,521
SHF Holdings, Inc. Class A (a)	146,171	60,661
Shift4 Payments, Inc. (a)	295,421	16,776,959
SWK Holdings Corp. (a)(b)	18,975	298,856
TFS Financial Corp.	249,299	3,392,959
The OLB Group, Inc. (a)	49,819	32,432
The Western Union Co.	1,942,726	23,992,666
Toast, Inc. (a)(b)	1,751,888	38,839,357
Usio, Inc. (a)	86,270	141,483
UWM Holdings Corp. Class A (b)	481,075	2,867,207
Velocity Financial, Inc. (a)	101,432	1,256,742
Voya Financial, Inc.	506,875	35,319,050
Walker & Dunlop, Inc.	162,950	13,906,153
Waterstone Financial, Inc.	107,397	1,332,797
WEX, Inc. (a)	221,098	43,375,006
		904,289,658
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	239,905	3,089,976
American Coastal Insurance Cor (a)(b)	104,375	782,291
American Equity Investment Life Holding Co.	327,808	17,596,733
American Financial Group, Inc.	362,313	41,999,323
Amerisafe, Inc.	98,160	5,084,688
Argo Group International Holdings, Ltd.	178,009	5,295,768
Assured Guaranty Ltd.	304,860	17,937,962
Atlantic American Corp.	38,230	75,313
Axis Capital Holdings Ltd.	401,463	22,024,260
Bright Health Group, Inc. (a)(b)	16,280	137,729
Brighthouse Financial, Inc. (a)	346,784	17,221,293
BRP Group, Inc. (a)	334,203	8,886,458
Citizens, Inc. Class A (a)(b)	242,970	733,769
CNA Financial Corp.	142,753	5,614,475
CNO Financial Group, Inc.	598,067	13,994,768
Conifer Holdings, Inc. (a)	12,811	17,679
Crawford & Co.:
Class A	63,412	679,143
Class B	49,446	486,054
Donegal Group, Inc. Class A	86,205	1,259,455
eHealth, Inc. (a)	139,291	1,089,256
Employers Holdings, Inc.	138,507	5,433,630
Enstar Group Ltd. (a)	70,477	17,851,119
Erie Indemnity Co. Class A (b)	129,193	36,009,965
F&G Annuities & Life, Inc.	96,376	2,728,405
FG Financial Group, Inc.	34,479	50,684
Fidelity National Financial, Inc.	1,410,867	58,409,894
First American Financial Corp.	535,481	33,028,468
Genworth Financial, Inc. Class A (a)	2,451,087	14,191,794
GoHealth, Inc. (a)(b)	26,672	423,818
Goosehead Insurance (a)(b)	122,903	8,586,004
Greenlight Capital Re, Ltd. (a)	141,979	1,566,028
Hagerty, Inc. Class A (a)(b)	165,558	1,513,200
Hallmark Financial Services, Inc. (a)	8,861	19,849
Hanover Insurance Group, Inc.	185,881	19,837,220
HCI Group, Inc.	34,867	1,857,714
Heritage Insurance Holdings, Inc. (a)	113,349	601,883
Hippo Holdings, Inc. (a)(b)	77,280	771,254
Horace Mann Educators Corp.	210,995	6,047,117
Investors Title Co.	7,264	1,045,217
James River Group Holdings Ltd.	193,719	2,820,549
Kemper Corp.	335,121	15,740,633
Kingstone Companies, Inc.	37,110	75,704
Kingsway Financial Services, Inc. (a)	91,277	805,976
Kinsale Capital Group, Inc.	112,862	44,990,179
Lemonade, Inc. (a)(b)	232,072	3,193,311
Maiden Holdings Ltd. (a)	434,953	743,770
Markel Group, Inc. (a)	69,019	102,073,579
Marpai, Inc. (a)(b)	6,480	5,702
MBIA, Inc. (a)	245,923	1,940,332
Mercury General Corp.	137,352	3,929,641
Midwest Holding, Inc. (a)(b)	13,574	357,268
National Western Life Group, Inc.	12,731	5,786,749
NI Holdings, Inc. (a)	37,863	483,132
Old Republic International Corp.	1,410,830	38,586,201
Oscar Health, Inc. (a)	581,036	3,643,096
Oxbridge Re Holdings Ltd. (a)	14,424	16,876
Palomar Holdings, Inc. (a)	131,785	6,722,353
Primerica, Inc.	187,826	37,745,513
ProAssurance Corp.	274,611	4,855,122
Reinsurance Group of America, Inc.	344,884	47,807,820
Reliance Global Group, Inc. (a)(b)	3,616	8,461
RenaissanceRe Holdings Ltd.	260,707	48,984,238
RLI Corp.	209,527	27,556,991
Root, Inc. (a)(b)	41,611	476,030
Ryan Specialty Group Holdings, Inc. (a)(b)	481,201	23,458,549
Safety Insurance Group, Inc.	76,876	5,294,450
Selective Insurance Group, Inc.	312,494	31,002,530
Selectquote, Inc. (a)	664,646	810,868
Siriuspoint Ltd. (a)	440,396	4,870,780
Skyward Specialty Insurance Group, Inc. (b)	52,343	1,272,982
Stewart Information Services Corp.	144,182	6,678,510
Tiptree, Inc.	110,289	1,943,292
Trupanion, Inc. (a)(b)	185,306	5,509,147
United Fire Group, Inc.	113,512	2,244,132
Universal Insurance Holdings, Inc.	139,615	1,767,526
Unum Group	962,376	47,339,275
Vericity, Inc. (a)	17,771	86,367
White Mountains Insurance Group Ltd.	13,243	21,039,022
		926,646,312
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp. (a)(b)	36,612	310,470
AG Mortgage Investment Trust, Inc.	113,201	750,523
AGNC Investment Corp.	3,069,898	30,422,689
Angel Oak Mortgage (REIT), Inc.	99,475	927,107
Annaly Capital Management, Inc.	2,554,450	51,778,702
Apollo Commercial Real Estate Finance, Inc.	707,328	7,724,022
Arbor Realty Trust, Inc. (b)	934,709	14,917,956
Ares Commercial Real Estate Corp.	288,718	2,988,231
Arlington Asset Investment Corp. (a)	134,649	622,078
Armour Residential REIT, Inc.	1,053,316	5,171,782
Blackstone Mortgage Trust, Inc. (b)	902,797	19,879,590
BrightSpire Capital, Inc.	676,904	4,711,252
Cherry Hill Mortgage Investment Corp. (b)	140,399	553,172
Chimera Investment Corp.	1,247,892	7,549,747
Claros Mortgage Trust, Inc.	628,924	7,163,444
Dynex Capital, Inc.	278,909	3,614,661
Ellington Financial LLC	327,611	4,380,159
Ellington Residential Mortgage REIT	72,728	480,005
Franklin BSP Realty Trust, Inc.	436,456	6,171,488
Granite Point Mortgage Trust, Inc.	274,581	1,466,263
Great Ajax Corp.	119,294	805,235
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	545,142	12,194,827
Invesco Mortgage Capital, Inc.	214,896	2,417,580
KKR Real Estate Finance Trust, Inc.	303,075	3,791,468
Ladder Capital Corp. Class A	580,040	6,357,238
Lument Finance Trust, Inc.	226,815	480,848
Manhattan Bridge Capital, Inc.	51,782	248,554
MFA Financial, Inc.	464,436	5,090,219
New York Mortgage Trust, Inc.	471,319	4,486,957
Nexpoint Real Estate Finance, Inc.	56,930	972,934
Orchid Island Capital, Inc.	201,137	1,928,904
PennyMac Mortgage Investment Trust	455,296	6,105,519
Ready Capital Corp.	868,977	9,489,229
Redwood Trust, Inc.	593,077	4,750,547
Rithm Capital Corp.	2,495,351	25,727,069
Sachem Capital Corp. (b)	219,942	763,199
Seven Hills Realty Trust	69,617	758,825
Starwood Property Trust, Inc. (b)	1,615,946	33,013,777
TPG RE Finance Trust, Inc.	319,440	2,402,189
Two Harbors Investment Corp.	521,053	7,174,900
Western Asset Mortgage Capital Corp.	29,155	314,874
		300,858,233
TOTAL FINANCIALS		5,467,059,795
HEALTH CARE - 12.2%
Biotechnology - 5.5%
180 Life Sciences Corp. (a)	5,656	3,735
2seventy bio, Inc. (a)	258,650	1,342,394
4D Molecular Therapeutics, Inc. (a)	190,771	3,105,752
89Bio, Inc. (a)	299,526	5,133,876
Aadi Bioscience, Inc. (a)	83,898	528,557
Abeona Therapeutics, Inc. (a)	93,683	415,016
Absci Corp. (a)	224,779	402,354
ABVC BioPharma, Inc. (a)(b)	8,778	11,499
ACADIA Pharmaceuticals, Inc. (a)	629,059	16,997,174
Acelyrin, Inc.	163,930	4,152,347
Aceragen, Inc. (a)(b)(c)	12,983	4,997
Achieve Life Sciences, Inc. (a)	85,627	424,710
Acorda Therapeutics, Inc. (a)(b)	6,701	80,077
Acrivon Therapeutics, Inc.	42,141	493,893
Actinium Pharmaceuticals, Inc. (a)(b)	133,119	800,045
Acumen Pharmaceuticals, Inc. (a)(b)	81,698	491,822
Acurx Pharmaceuticals, Inc. (a)	43,108	83,198
Adicet Bio, Inc. (a)	160,055	320,110
Aditxt, Inc. (a)(b)	40	2,200
ADMA Biologics, Inc. (a)	1,092,290	4,205,317
Adverum Biotechnologies, Inc. (a)	493,916	859,414
Aeglea BioTherapeutics, Inc. (a)	318,998	183,424
Aeglea BioTherapeutics, Inc. rights (a)(c)	318,998	3
Aerovate Therapeutics, Inc. (a)	50,716	805,877
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	1
Agenus, Inc. (a)	1,614,807	2,228,434
AgeX Therapeutics, Inc. (a)(b)	59,696	45,369
Agios Pharmaceuticals, Inc. (a)	284,429	7,801,887
Aileron Therapeutics, Inc. (a)	17,471	28,827
AIM ImmunoTech, Inc. (a)(b)	262,434	163,391
Akebia Therapeutics, Inc. (a)	942,201	1,309,659
Akero Therapeutics, Inc. (a)	192,938	9,575,513
Alaunos Therapeutics, Inc. (a)(b)	1,261,043	177,807
Aldeyra Therapeutics, Inc. (a)(b)	244,766	1,825,954
Alector, Inc. (a)	319,009	1,738,599
Aligos Therapeutics, Inc. (a)	157,522	135,626
Alkermes PLC (a)	862,819	25,185,687
Allakos, Inc. (a)(b)	367,209	1,057,562
Allarity Therapeutics, Inc. (a)	8	15
Allogene Therapeutics, Inc. (a)(b)	468,253	1,821,504
Allovir, Inc. (a)(b)	230,883	722,664
Alnylam Pharmaceuticals, Inc. (a)	645,658	127,724,066
Alpine Immune Sciences, Inc. (a)	147,597	1,822,823
Altimmune, Inc. (a)(b)	227,378	575,266
ALX Oncology Holdings, Inc. (a)	107,147	456,446
Alzamend Neuro, Inc. (a)(b)	276,879	72,598
Amicus Therapeutics, Inc. (a)	1,323,001	16,960,873
AnaptysBio, Inc. (a)	96,326	1,895,696
Anavex Life Sciences Corp. (a)(b)	431,937	3,412,302
Anika Therapeutics, Inc. (a)	74,030	1,321,436
Anixa Biosciences, Inc. (a)	164,939	605,326
Annexon, Inc. (a)	217,471	598,045
Annovis Bio, Inc. (a)(b)	30,314	375,894
Apellis Pharmaceuticals, Inc. (a)	513,873	21,690,579
Applied Molecular Transport, Inc. (a)(b)	87,519	19,088
Applied Therapeutics, Inc. (a)	248,432	330,415
Aprea Therapeutics, Inc. (a)(b)	21,217	78,291
Aptevo Therapeutics, Inc. (a)	32,154	14,148
AquaBounty Technologies, Inc. (a)(b)	241,284	66,112
Aravive, Inc. (a)(b)	160,206	23,871
Arbutus Biopharma Corp. (a)	626,297	1,271,383
ARCA Biopharma, Inc. (a)(b)	55,513	113,247
Arcellx, Inc. (a)	152,166	5,453,629
Arcturus Therapeutics Holdings, Inc. (a)	124,615	3,782,065
Arcus Biosciences, Inc. (a)	270,273	5,540,597
Arcutis Biotherapeutics, Inc. (a)	203,878	1,741,118
Ardelyx, Inc. (a)	1,133,448	4,828,488
Armata Pharmaceuticals, Inc. (a)	58,980	204,071
Arrowhead Pharmaceuticals, Inc. (a)	553,317	15,293,682
Ars Pharmaceuticals, Inc. (a)(b)	179,865	1,275,243
Assembly Biosciences, Inc. (a)	292,802	289,845
Astria Therapeutics, Inc. (a)	118,873	1,057,970
Atara Biotherapeutics, Inc. (a)	510,816	745,791
Athersys, Inc. (a)(b)	120,500	58,768
Atossa Therapeutics, Inc. (a)(b)	632,052	499,258
Atreca, Inc. (a)(b)	148,877	54,876
aTyr Pharma, Inc. (a)	289,457	492,077
Aura Biosciences, Inc. (a)	117,032	1,214,792
Avalo Therapeutics, Inc. (a)(b)	43,962	4,396
Avid Bioservices, Inc. (a)(b)	321,446	3,793,063
Avidity Biosciences, Inc. (a)	363,761	2,750,033
Avita Medical, Inc. (a)	130,128	2,121,086
AVROBIO, Inc. (a)	223,158	339,200
Axcella Health, Inc. (a)(b)	201,771	46,609
Aziyo Biologics, Inc. (a)	39,293	58,940
Beam Therapeutics, Inc. (a)(b)	328,382	7,611,895
Bellerophon Therapeutics, Inc. (a)	54,154	23,340
Benitec Biopharma, Inc. (a)(b)	1,773	5,230
Bio-Path Holdings, Inc. (a)(b)	35,712	14,742
bioAffinity Technologies, Inc. (a)(b)	6,313	10,795
BioAtla, Inc. (a)(b)	204,196	512,532
BioCardia, Inc. (a)(b)	56,815	44,316
Biocept, Inc. (a)	2,952	2,539
BioCryst Pharmaceuticals, Inc. (a)(b)	968,031	6,882,700
Biohaven Ltd.	336,308	6,151,073
BioMarin Pharmaceutical, Inc. (a)	973,399	88,949,201
Biomea Fusion, Inc. (a)	115,960	1,956,245
Biora Therapeutics, Inc. (a)(b)	50,998	151,464
BioRestorative Therapies, Inc. (a)	20,682	45,500
BioVie, Inc. (a)(b)	58,831	182,964
BioXcel Therapeutics, Inc. (a)(b)	103,096	389,703
Black Diamond Therapeutics, Inc. (a)	115,313	388,605
Blue Water Biotech, Inc. (a)	41,924	33,497
bluebird bio, Inc. (a)(b)	553,318	2,086,009
Blueprint Medicines Corp. (a)	317,240	15,817,586
Bolt Biotherapeutics, Inc. (a)(b)	136,040	149,644
BrainStorm Cell Therpeutic, Inc. (a)(b)	149,185	255,106
BridgeBio Pharma, Inc. (a)	614,437	18,377,811
C4 Therapeutics, Inc. (a)	226,780	657,662
Cabaletta Bio, Inc. (a)(b)	134,406	1,903,189
Candel Therapeutics, Inc. (a)(b)	69,625	84,943
Capricor Therapeutics, Inc. (a)(b)	136,619	885,291
Cardiff Oncology, Inc. (a)	205,722	378,528
Cardio Diagnostics Holdings, Inc. (a)	38,118	20,588
CareDx, Inc. (a)	278,037	2,588,524
Caribou Biosciences, Inc. (a)(b)	301,992	1,778,733
Carisma Therapeutics, Inc. (b)	135,842	940,027
Carisma Therapeutics, Inc. rights (a)(c)	1,018,958	10
Catalyst Biosciences, Inc. (a)	160,399	89,775
Catalyst Biosciences, Inc. rights (a)(c)	163,033	2
Catalyst Pharmaceutical Partners, Inc. (a)	509,145	7,148,396
Cel-Sci Corp. (a)(b)	209,388	291,049
Celcuity, Inc. (a)(b)	67,129	639,068
Celldex Therapeutics, Inc. (a)	251,923	7,028,652
Cellectar Biosciences, Inc. (a)(b)	25,020	44,285
Celularity, Inc. Class A (a)(b)	483,411	156,625
Century Therapeutics, Inc. (a)	100,149	248,370
Cerevel Therapeutics Holdings (a)	336,242	7,968,935
Cervomed, Inc. (a)(b)	6,576	38,930
Checkpoint Therapeutics, Inc. (a)(b)	73,713	148,163
Chimerix, Inc. (a)	463,133	527,972
Chinook Therapeutics, Inc. rights (a)(c)	51,768	1
Cibus, Inc. (a)(b)	1,570	23,032
Cidara Therapeutics, Inc. (a)	412,117	323,141
Clene, Inc. (a)(b)	187,698	135,143
Coeptis Therapeutics Holdings (a)	54,760	57,498
Cogent Biosciences, Inc. (a)	427,074	5,214,574
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)	7,772	20,984
Coherus BioSciences, Inc. (a)(b)	342,298	1,824,448
Comera Life Sciences Holdings, Inc. (a)	42,717	18,637
Compass Therapeutics, Inc. (a)	480,698	1,120,026
ContraFect Corp. (a)	2,273	1,664
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	18,512	135,138
Corvus Pharmaceuticals, Inc. (a)	178,087	377,544
Coya Therapeutics, Inc.	15,409	54,394
Creative Medical Technology Holdings, Inc. (a)(b)	7,080	32,710
Crinetics Pharmaceuticals, Inc. (a)	222,351	3,851,119
CRISPR Therapeutics AG (a)(b)	409,879	20,498,049
Cue Biopharma, Inc. (a)(b)	223,697	606,219
Cullinan Oncology, Inc. (a)	131,076	1,356,637
Curis, Inc. (a)	486,213	271,890
Cyclacel Pharmaceuticals, Inc. (a)(b)	37,833	14,982
Cyclerion Therapeutics, Inc. (a)	9,839	34,928
Cyclo Therapeutics, Inc. (a)(b)	75,878	126,337
Cyteir Therapeutics, Inc. (a)	68,876	189,409
Cytokinetics, Inc. (a)	500,521	17,488,204
CytomX Therapeutics, Inc. (a)	319,722	479,583
Day One Biopharmaceuticals, Inc. (a)	208,689	2,815,215
Decibel Therapeutics, Inc. (a)	63,234	319,964
Deciphera Pharmaceuticals, Inc. (a)	310,193	4,355,110
Denali Therapeutics, Inc. (a)	580,195	13,396,703
Dermata Therapeutics, Inc. (a)	673	835
DermTech, Inc. (a)(b)	139,073	319,868
Design Therapeutics, Inc. (a)	156,372	387,803
DiaMedica Therapeutics, Inc. (a)	82,671	243,879
Disc Medicine, Inc. (a)	33,615	1,779,914
Disc Medicine, Inc. rights (a)(c)	153,676	2
Dominari Holdings, Inc. (a)(b)	23,101	63,528
Dyadic International, Inc. (a)	100,134	189,253
Dynavax Technologies Corp. (a)(b)	612,380	8,793,777
Dyne Therapeutics, Inc. (a)	161,566	1,841,852
Eagle Pharmaceuticals, Inc. (a)	55,183	935,352
Edesa Biotech, Inc. (a)	39,961	33,847
Editas Medicine, Inc. (a)(b)	355,260	3,165,367
Effector Therapeutics, Inc. Class A (a)	55,532	40,427
Eiger Biopharmaceuticals, Inc. (a)(b)	204,186	176,396
Eledon Pharmaceuticals, Inc. (a)	114,730	174,390
Elevation Oncology, Inc. (a)	67,268	51,393
Eliem Therapeutics, Inc. (a)	29,611	78,469
Emergent BioSolutions, Inc. (a)	227,569	1,067,299
Enanta Pharmaceuticals, Inc. (a)	99,987	1,484,807
Ensysce Biosciences, Inc. (a)	256	481
Entrada Therapeutics, Inc. (a)	93,987	1,383,489
EQRx, Inc. (a)	1,171,622	2,683,014
Equillium, Inc. (a)(b)	88,260	71,491
Erasca, Inc. (a)	383,726	993,850
Eterna Therapeutics, Inc. (a)(b)	6,707	16,097
Evelo Biosciences, Inc. (a)(b)	13,863	91,634
Exact Sciences Corp. (a)	935,650	78,285,836
Exagen, Inc. (a)	39,420	99,338
Exelixis, Inc. (a)	1,685,677	37,742,308
Exicure, Inc. (a)(b)	12,495	11,370
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)(b)	434,064	1,089,501
FibroGen, Inc. (a)	464,082	445,519
Finch Therapeutics Group, Inc. (a)(b)	3,713	23,986
First Wave BioPharma, Inc. (a)(b)	305	95
Foghorn Therapeutics, Inc. (a)(b)	101,802	770,641
Forte Biosciences, Inc. (a)	60,319	50,071
Fortress Biotech, Inc. (a)(b)	522,236	182,783
Frequency Therapeutics, Inc. (a)(b)	185,128	88,861
Fresh Tracks Therapeutics, Inc. (a)(b)	7,100	4,544
G1 Therapeutics, Inc. (a)(b)	230,450	384,852
Gain Therapeutics, Inc. (a)	45,928	152,022
Galectin Therapeutics, Inc. (a)(b)	247,629	433,351
Galecto, Inc. (a)(b)	95,753	57,931
Galera Therapeutics, Inc. (a)(b)	179,112	37,614
Genelux Corp.	13,944	337,166
Generation Bio Co. (a)	271,282	1,296,728
Genprex, Inc. (a)(b)	246,675	128,197
GeoVax Labs, Inc. (a)(b)	119,982	69,182
Geron Corp. (a)	2,314,414	5,624,026
GlycoMimetics, Inc. (a)	268,201	429,122
Gossamer Bio, Inc. (a)(b)	384,197	399,565
Graphite Bio, Inc. (a)	130,722	290,203
Greenwich Lifesciences, Inc. (a)(b)	20,928	191,700
Gri Bio, Inc. (a)(b)	14,435	18,332
Gritstone Bio, Inc. (a)(b)	414,868	755,060
Gt Biopharma, Inc. (a)(b)	109,985	28,706
Halozyme Therapeutics, Inc. (a)	681,523	29,005,619
Harpoon Therapeutics, Inc. (a)	122,523	127,424
HCW Biologics, Inc. (a)	66,271	119,951
Heron Therapeutics, Inc. (a)(b)	544,961	893,736
HilleVax, Inc. (a)	63,544	847,677
Hillstream BioPharma, Inc. (a)	37,749	8,962
Histogen, Inc. (a)(b)	6,898	4,656
Homology Medicines, Inc. (a)	200,147	240,176
Hookipa Pharma, Inc. (a)	223,930	146,674
Horizon Therapeutics PLC (a)	1,174,329	132,393,851
Humacyte, Inc. Class A (a)	258,588	990,392
iBio, Inc. (a)(b)	46,854	14,150
Icosavax, Inc. (a)(b)	101,167	783,033
Ideaya Biosciences, Inc. (a)	249,931	7,337,974
IGM Biosciences, Inc. (a)(b)	43,407	310,360
Immix Biopharma, Inc. (a)	36,464	74,022
Immucell Corp. (a)	20,264	93,417
Immuneering Corp. (a)	103,931	936,418
Immunic, Inc. (a)	183,237	306,006
ImmunityBio, Inc. (a)(b)	716,039	1,152,823
ImmunoGen, Inc. (a)	1,213,539	19,222,458
Immunome, Inc. (a)	60,468	390,019
Immunovant, Inc. (a)	293,869	6,673,765
Impel Pharmaceuticals, Inc. (a)(b)	47,871	22,021
Imunon, Inc. (a)	28,953	36,191
In8bio, Inc. (a)	93,453	98,126
Indaptus Therapeutics, Inc. (a)	23,984	68,834
Infinity Pharmaceuticals, Inc. (a)(b)	470,856	42,848
Inhibikase Therapeutics, Inc. (a)	7,014	14,238
Inhibrx, Inc. (a)	152,745	3,268,743
Inmune Bio, Inc. (a)(b)	57,915	469,112
Inovio Pharmaceuticals, Inc. (a)(b)	1,272,573	572,531
Inozyme Pharma, Inc. (a)	132,242	647,986
Insmed, Inc. (a)	715,110	15,653,758
Instil Bio, Inc. (a)(b)	299,708	135,198
Intellia Therapeutics, Inc. (a)	458,713	17,192,563
Intercept Pharmaceuticals, Inc. (a)(b)	188,762	2,044,292
Invivyd, Inc. (a)(b)	260,190	483,953
Ionis Pharmaceuticals, Inc. (a)	743,677	29,947,873
Iovance Biotherapeutics, Inc. (a)	1,105,417	6,676,719
Ironwood Pharmaceuticals, Inc. Class A (a)	692,223	6,091,562
iTeos Therapeutics, Inc. (a)	124,544	1,502,623
Janux Therapeutics, Inc. (a)(b)	91,444	1,005,884
Jasper Therapeutics, Inc. (a)	445,702	548,213
Kalvista Pharmaceuticals, Inc. (a)	101,861	1,105,192
Karuna Therapeutics, Inc. (a)	156,795	29,439,829
Karyopharm Therapeutics, Inc. (a)(b)	528,229	676,133
Keros Therapeutics, Inc. (a)	95,301	3,346,018
Kezar Life Sciences, Inc. (a)	278,504	414,971
Kineta, Inc.	3,332	6,631
Kineta, Inc. rights (a)(c)	198,769	2
Kiniksa Pharmaceuticals Ltd. (a)	141,415	2,436,580
Kinnate Biopharma, Inc. (a)	78,551	175,169
Kintara Therapeutics, Inc. (a)	9,104	41,423
Kiromic BioPharma, Inc. (a)	143	256
Kodiak Sciences, Inc. (a)	167,314	368,091
Kronos Bio, Inc. (a)(b)	216,830	301,394
Krystal Biotech, Inc. (a)	112,451	13,997,900
Kura Oncology, Inc. (a)	322,026	3,197,718
Kymera Therapeutics, Inc. (a)(b)	201,293	3,840,670
Lantern Pharma, Inc. (a)	32,010	144,685
Larimar Therapeutics, Inc. (a)	153,201	569,908
Leap Therapeutics, Inc. (a)(b)	49,223	109,767
Lexicon Pharmaceuticals, Inc. (a)(b)	487,377	838,288
Lineage Cell Therapeutics, Inc. (a)(b)	676,912	893,524
Lisata Therapeutics, Inc. (a)(b)	15,275	33,300
Lixte Biotechnology Holdings, Inc. (a)(b)	7,419	18,585
Longeveron, Inc. (a)(b)	18,610	52,294
Longeveron, Inc. rights 9/21/23 (a)	93,050	2,643
Lumos Pharma, Inc. (a)(b)	32,645	91,080
Lyell Immunopharma, Inc. (a)(b)	747,656	1,786,898
Macrogenics, Inc. (a)	276,998	1,290,811
Madrigal Pharmaceuticals, Inc. (a)	67,068	12,072,240
Magenta Therapeutics, Inc. (a)	190,584	142,938
Maia Biotechnology, Inc. (a)(b)	32,938	57,642
MannKind Corp. (a)(b)	1,396,387	6,437,344
Marker Therapeutics, Inc. (a)(b)	36,961	207,721
Matinas BioPharma Holdings, Inc. (a)	1,175,362	211,565
MediciNova, Inc. (a)	256,278	625,318
MEI Pharma, Inc. (a)(b)	27,397	145,752
Merrimack Pharmaceuticals, Inc. (a)	73,893	902,234
Mersana Therapeutics, Inc. (a)	527,526	585,554
MiMedx Group, Inc. (a)	591,952	4,392,284
Mineralys Therapeutics, Inc.	66,113	848,891
Minerva Neurosciences, Inc. (a)	31,312	262,081
MiNK Therapeutics, Inc. (a)(b)	49,556	71,856
Mirati Therapeutics, Inc. (a)	319,393	11,881,420
Mirum Pharmaceuticals, Inc. (a)(b)	129,358	3,418,932
Molecular Templates, Inc. (a)(b)	13,850	117,864
Moleculin Biotech, Inc. (a)	141,909	79,469
Monopar Therapeutics, Inc. (a)	23,009	14,864
Monte Rosa Therapeutics, Inc. (a)	160,933	944,677
Morphic Holding, Inc. (a)	187,100	10,305,468
Mustang Bio, Inc. (a)(b)	31,666	100,381
Myriad Genetics, Inc. (a)	427,557	7,631,892
NanoViricides, Inc. (a)(b)	81,278	117,853
Natera, Inc. (a)	591,657	34,748,016
Navidea Biopharmaceuticals, Inc. (a)(b)	68,631	5,216
Neoleukin Therapeutics, Inc. (a)	171,812	129,374
Neubase Therapeutics, Inc. (a)(b)	7,080	6,868
Neurobo Pharmaceuticals, Inc. (a)(b)	1,113	495
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	505,864	55,083,531
Neximmune, Inc. (a)(b)	33,614	7,197
NextCure, Inc. (a)	77,922	113,766
Nighthawk Biosciences, Inc. (a)(b)	154,099	96,158
Nkarta, Inc. (a)(b)	172,675	297,001
Novavax, Inc. (a)(b)	443,177	3,545,416
Nurix Therapeutics, Inc. (a)(b)	228,630	1,943,355
Nuvalent, Inc. Class A (a)(b)	134,035	6,107,975
Nuvectis Pharma, Inc. (a)(b)	26,295	376,281
Ocean Biomedical, Inc. Class A (a)(b)	42,619	192,212
Ocugen, Inc. (a)(b)	1,214,805	523,702
Olema Pharmaceuticals, Inc. (a)	180,319	1,830,238
Omega Therapeutics, Inc. (a)	105,250	386,268
Omniab, Inc. (c)	29,843	119,670
Omniab, Inc. (c)	29,843	113,403
OncoCyte Corp. (a)(b)	41,382	148,561
Oncternal Therapeutics, Inc. (a)(b)	218,356	65,507
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	9,677	1,839
Oragenics, Inc. (a)(b)	7,947	28,609
Organogenesis Holdings, Inc. Class A (a)	366,644	1,026,603
Organovo Holdings, Inc. (a)(b)	35,801	42,961
Orgenesis, Inc. (a)(b)	107,562	54,760
ORIC Pharmaceuticals, Inc. (a)(b)	172,359	1,544,337
Outlook Therapeutics, Inc. (a)(b)	642,626	146,519
Ovid Therapeutics, Inc. (a)	310,051	1,043,322
Palatin Technologies, Inc. (a)(b)	40,493	83,416
Panbela Therapeutics, Inc. (a)	5	7
Pardes Biosciences, Inc. (a)	103,801	221,096
Pasithea Therapeutics Corp. (a)	83,060	50,293
Passage Bio, Inc. (a)	197,113	153,945
PDL BioPharma, Inc. (a)(c)	562,926	91,509
PDS Biotechnology Corp. (a)(b)	158,198	928,622
PepGen, Inc. (a)(b)	46,876	295,319
Perspective Therapeutics, Inc. (a)(b)	1,395,292	565,093
PharmaCyte Biotech, Inc. (a)	81,051	198,575
Phio Pharmaceuticals Corp. (a)	5,430	11,512
Pieris Pharmaceuticals, Inc. (a)	418,913	142,137
Plus Therapeutics, Inc. (a)	6,074	15,914
PMV Pharmaceuticals, Inc. (a)(b)	170,423	1,230,454
Point Biopharma Global, Inc. (a)	395,177	3,145,609
Poseida Therapeutics, Inc. (a)(b)	266,818	557,650
Praxis Precision Medicines, Inc. (a)(b)	275,090	404,382
Precigen, Inc. (a)(b)	756,610	1,324,068
Precision BioSciences, Inc. (a)	405,949	187,751
Prelude Therapeutics, Inc. (a)	63,703	237,612
Prime Medicine, Inc. (b)	50,703	671,308
ProKidney Corp. (a)(b)	54,453	467,207
Protagenic Therapeutics, Inc. (a)	16,827	31,130
Protagonist Therapeutics, Inc. (a)	284,977	5,648,244
Protara Therapeutics, Inc. (a)	53,016	115,575
Prothena Corp. PLC (a)	211,193	11,155,214
PTC Therapeutics, Inc. (a)	386,943	15,284,249
Puma Biotechnology, Inc. (a)	203,266	737,856
Pyxis Oncology, Inc. (a)(b)	144,155	314,258
Qualigen Therapeutics, Inc. (a)(b)	11,848	12,085
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	0
Quince Therapeutics, Inc. (a)(b)	117,614	154,074
Rallybio Corp. (a)(b)	101,732	541,214
RAPT Therapeutics, Inc. (a)	129,085	2,465,524
Recursion Pharmaceuticals, Inc. (a)(b)	694,319	6,040,575
REGENXBIO, Inc. (a)	195,260	3,456,102
Regulus Therapeutics, Inc. (a)(b)	76,014	118,582
Relay Therapeutics, Inc. (a)(b)	461,105	4,712,493
Reneo Pharmaceuticals, Inc. (a)(b)	95,473	574,747
Renovaro Biosciences, Inc. (a)(b)	79,245	248,037
RenovoRx, Inc. (a)(b)	29,844	48,347
Repligen Corp. (a)	268,343	46,667,531
Replimune Group, Inc. (a)	188,861	3,856,542
Revolution Medicines, Inc. (a)	481,677	16,362,568
Rezolute, Inc. (a)	131,118	188,810
Rhythm Pharmaceuticals, Inc. (a)	235,249	6,118,826
Rigel Pharmaceuticals, Inc. (a)	884,522	1,008,355
Rocket Pharmaceuticals, Inc. (a)	304,771	4,769,666
Roivant Sciences Ltd. (a)	597,252	6,910,206
S.A.B. Biotherapeutics, Inc. (a)(b)	137,518	99,013
Sage Therapeutics, Inc. (a)	278,322	5,566,440
Salarius Pharmaceuticals, Inc. (a)(b)	8,344	7,226
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	0
Sana Biotechnology, Inc. (a)(b)	452,017	2,418,291
Sangamo Therapeutics, Inc. (a)	754,370	731,211
Sarepta Therapeutics, Inc. (a)	483,073	58,456,664
Savara, Inc. (a)	380,974	1,379,126
Scholar Rock Holding Corp. (a)	190,012	1,187,575
Seagen, Inc. (a)	719,193	148,204,102
Selecta Biosciences, Inc. (a)(b)	601,419	739,745
Sellas Life Sciences Group, Inc. (a)(b)	101,700	149,499
Sensei Biotherapeutics, Inc. (a)	46,194	46,194
Senti Biosciences, Inc. (a)(b)	94,951	61,718
Sera Prognostics, Inc. (a)	66,086	117,633
Seres Therapeutics, Inc. (a)(b)	485,985	1,676,648
Shattuck Labs, Inc. (a)	172,933	373,535
Silo Pharma, Inc. (b)	23,166	44,015
Societal Cdmo, Inc. (a)	403,884	229,406
Soleno Therapeutics, Inc. (a)(b)	30,593	149,600
Solid Biosciences, Inc. (a)	35,091	126,679
Soligenix, Inc. (a)(b)	12,330	5,549
Sonnet Biotherapeutics Holding (a)(b)	140,236	28,047
Spectrum Pharmaceuticals, Inc. rights (a)(c)	927,702	9
Spero Therapeutics, Inc. (a)	210,208	315,312
SpringWorks Therapeutics, Inc. (a)(b)	236,026	6,651,213
Spruce Biosciences, Inc. (a)(b)	138,645	311,951
Stoke Therapeutics, Inc. (a)(b)	142,215	799,248
Summit Therapeutics, Inc. (a)(b)	537,125	870,143
Surface Oncology, Inc. (a)	293,597	314,149
Surrozen, Inc. (a)	99,332	54,513
Sutro Biopharma, Inc. (a)	290,906	1,381,804
Synaptogenix, Inc. (a)(b)	37,733	19,395
Syndax Pharmaceuticals, Inc. (a)	335,502	6,210,142
Synlogic, Inc. (a)	188,085	92,162
Syros Pharmaceuticals, Inc. (a)(b)	79,441	309,820
T2 Biosystems, Inc. (a)(b)	17,191	5,381
Talaris Therapeutics, Inc. (a)	102,169	294,247
Tango Therapeutics, Inc. (a)(b)	217,422	1,411,069
Taysha Gene Therapies, Inc. (a)	194,978	623,930
Tempest Therapeutics, Inc. (a)	47,482	25,545
Tenax Therapeutics, Inc. (a)	74	26
Tenaya Therapeutics, Inc. (a)	182,162	704,967
TG Therapeutics, Inc. (a)	731,720	7,661,108
Theriva Biologics, Inc. (a)(b)	66,718	35,027
TONIX Pharmaceuticals Holding (a)(b)	49,984	48,305
TRACON Pharmaceuticals, Inc. (a)(b)	78,666	20,768
TransCode Therapeutics, Inc. (a)(b)	2,629	3,838
Travere Therapeutics, Inc. (a)	337,158	4,814,616
Trevena, Inc. (a)(b)	33,095	28,793
TScan Therapeutics, Inc. (a)(b)	53,645	127,675
Twist Bioscience Corp. (a)(b)	303,720	6,678,803
Tyra Biosciences, Inc. (a)(b)	70,289	1,070,501
Ultragenyx Pharmaceutical, Inc. (a)	371,678	13,674,034
Unicycive Therapeutics, Inc. (a)	39,515	30,146
uniQure B.V. (a)	215,255	1,874,871
United Therapeutics Corp. (a)	243,439	54,617,974
UNITY Biotechnology, Inc. (a)(b)	64,107	169,884
Vaccinex, Inc. (a)(b)	164,149	33,322
Vanda Pharmaceuticals, Inc. (a)	296,860	1,540,703
Vaxart, Inc. (a)(b)	705,533	580,371
Vaxcyte, Inc. (a)	397,945	20,661,304
Vaxxinity, Inc. Class A (a)(b)	173,912	351,302
VBI Vaccines, Inc. (a)(b)	31,328	38,220
Vera Therapeutics, Inc. (a)	152,369	2,695,408
Veracyte, Inc. (a)(b)	378,660	9,996,624
Verastem, Inc. (a)(b)	86,762	846,797
Vericel Corp. (a)	250,158	8,212,687
Verve Therapeutics, Inc. (a)(b)	215,589	2,774,630
Vigil Neuroscience, Inc. (a)	62,251	375,374
Viking Therapeutics, Inc. (a)	471,605	6,512,865
Vincerx Pharma, Inc. (a)	74,084	48,895
Vir Biotechnology, Inc. (a)	390,972	4,949,706
Viracta Therapeutics, Inc. (a)(b)	115,390	166,162
Viridian Therapeutics, Inc. (a)	220,518	4,006,812
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)(b)	93,365	102,702
VistaGen Therapeutics, Inc. (a)(b)	33,114	176,498
Vor Biopharma, Inc. (a)(b)	170,687	426,718
Voyager Therapeutics, Inc. (a)	136,504	1,367,770
vTv Therapeutics, Inc. Class A (a)(b)	154,415	78,752
Werewolf Therapeutics, Inc. (a)	99,990	273,973
Windtree Therapeutics, Inc. (a)(b)	2,548	2,803
X4 Pharmaceuticals, Inc. (a)	548,843	702,519
Xbiotech, Inc. (a)	92,991	457,516
Xencor, Inc. (a)	309,441	6,801,513
Xenetic Biosciences, Inc. (a)	6,115	24,032
Xilio Therapeutics, Inc. (a)	39,248	112,642
XOMA Corp. (a)(b)	39,918	559,650
Y-mAbs Therapeutics, Inc. (a)(b)	171,064	867,294
Yield10 Bioscience, Inc. (a)(b)	21,807	7,785
Zentalis Pharmaceuticals, Inc. (a)	300,839	7,990,284
Zura Bio Ltd. Class A (a)	55,734	383,450
		1,830,773,063
Health Care Equipment & Supplies - 2.1%
Accelerate Diagnostics, Inc. (a)(b)	37,261	261,200
Accuray, Inc. (a)(b)	492,499	1,403,622
Acutus Medical, Inc. (a)	103,149	49,594
Aethlon Medical, Inc. (a)	87,290	24,005
Alphatec Holdings, Inc. (a)(b)	421,077	6,884,609
Angiodynamics, Inc. (a)	202,277	1,624,284
Apyx Medical Corp. (a)	153,576	715,664
Artivion, Inc. (a)	210,527	3,562,117
Asensus Surgical, Inc. (a)	1,199,060	356,121
Aspira Women's Health, Inc. (a)(b)	21,707	98,984
Atricure, Inc. (a)	248,858	11,235,939
Atrion Corp.	6,904	3,211,050
Avanos Medical, Inc. (a)	240,636	5,062,981
Avinger, Inc. (a)(b)	23,472	10,837
AxoGen, Inc. (a)	221,983	1,389,614
Axonics Modulation Technologies, Inc. (a)	263,367	15,090,929
Beyond Air, Inc. (a)(b)	124,113	377,924
BioLase Technology, Inc. (a)(b)	292	1,276
Biomerica, Inc. (a)(b)	87,798	112,381
BioSig Technologies, Inc. (a)(b)	324,032	162,761
Bioventus, Inc. (a)(b)	170,782	614,815
Bluejay Diagnostics, Inc. (a)(b)	869	5,092
Butterfly Network, Inc. Class A (a)(b)	762,223	1,349,135
Catheter Precision, Inc. (a)(b)	12,539	6,990
Cerus Corp. (a)	934,875	1,766,914
ClearPoint Neuro, Inc. (a)(b)	109,639	637,003
Co.-Diagnostics, Inc. (a)(b)	165,216	204,868
ConforMis, Inc. (a)	36,967	83,545
CONMED Corp.	158,613	17,679,005
Cue Health, Inc. (a)	471,431	254,573
Cutera, Inc. (a)(b)	90,529	1,030,220
CVRx, Inc. (a)(b)	58,194	1,009,666
CytoSorbents Corp. (a)(b)	209,295	539,981
DarioHealth Corp. (a)(b)	126,846	397,028
Delcath Systems, Inc. (a)(b)	57,487	263,865
Dynatronics Corp. (a)	11,855	8,921
Eargo, Inc. (a)(b)	23,106	63,773
Ekso Bionics Holdings, Inc. (a)	68,641	62,697
electroCore, Inc. (a)(b)	19,689	108,290
Electromed, Inc. (a)	33,660	333,907
Embecta Corp.	293,885	5,386,912
ENDRA Life Sciences, Inc. (a)(b)	48,679	56,954
Enovis Corp. (a)	248,877	13,947,067
Envista Holdings Corp. (a)	845,820	27,083,156
Envveno Medical Corp. (a)	39,237	194,223
Fonar Corp. (a)	32,201	530,028
Glaukos Corp. (a)	249,830	18,772,226
Globus Medical, Inc. (a)	415,198	22,462,212
Haemonetics Corp. (a)	262,414	23,546,408
Heartbeam, Inc. (a)	119,282	249,299
Helius Medical Technologies, Inc. (U.S.) (a)(b)	204	1,385
Hyperfine, Inc. (a)(b)	235,998	486,156
ICU Medical, Inc. (a)(b)	104,482	15,153,024
Impact Biomedical, Inc. (c)	1,472,364	15
Inari Medical, Inc. (a)	267,580	17,826,180
Inogen, Inc. (a)	119,636	742,940
Inspire Medical Systems, Inc. (a)	151,097	34,280,887
Integer Holdings Corp. (a)	173,906	14,835,921
Integra LifeSciences Holdings Corp. (a)	369,371	15,713,042
Intelligent Bio Solutions, Inc. (a)(b)	3,507	6,172
InVivo Therapeutics Holdings Corp. (a)(b)	6,721	8,065
INVO Bioscience, Inc. (a)(b)	2,142	3,234
IRadimed Corp.	36,846	1,703,391
iRhythm Technologies, Inc. (a)	157,876	16,319,642
Iridex Corp. (a)(b)	57,632	95,669
Kewaunee Scientific Corp. (a)	10,446	162,122
Know Labs, Inc. (b)	67,976	48,263
KORU Medical Systems, Inc. (a)	204,598	536,047
Lantheus Holdings, Inc. (a)	353,974	24,225,981
LeMaitre Vascular, Inc.	100,125	5,788,226
LENSAR, Inc. (a)	42,718	145,241
LivaNova PLC (a)	280,554	15,584,775
LogicMark, Inc. (a)(b)	2,556	5,061
Lucid Diagnostics, Inc. (a)(b)	67,770	104,366
Masimo Corp. (a)(b)	252,333	28,836,615
Merit Medical Systems, Inc. (a)	297,250	19,404,480
Microbot Medical, Inc. (a)	30,879	67,625
Milestone Scientific, Inc. (a)(b)	280,318	299,940
Minerva Surgical, Inc. (a)	9,131	1,863
Motus GI Holdings, Inc. (a)(b)	10,649	5,427
Myomo, Inc. (a)(b)	28,393	21,863
NanoVibronix, Inc. (a)(b)	5,370	13,264
Nemaura Medical, Inc. (a)	67,468	31,089
Neogen Corp. (a)	1,119,342	25,879,187
NeuroMetrix, Inc. (a)	25,785	18,176
Neuronetics, Inc. (a)	138,748	227,547
NeuroOne Medical Technologies Corp. (a)(b)	74,344	63,230
NeuroPace, Inc. (a)	31,522	295,992
Nevro Corp. (a)	183,887	3,685,095
NEXGEL, Inc. (a)(b)	33,251	82,130
Novocure Ltd. (a)(b)	471,815	10,408,239
NuVasive, Inc. (a)	276,323	10,983,839
Nuwellis, Inc. (a)	300	546
Omnicell, Inc. (a)	234,758	13,348,340
OraSure Technologies, Inc. (a)	377,370	2,437,810
Orchestra BioMed Holdings, Inc. (a)(b)	75,669	472,175
Orthofix International NV (a)	179,165	3,791,131
OrthoPediatrics Corp. (a)	84,366	3,224,469
Outset Medical, Inc. (a)	252,561	3,437,355
Owlet, Inc. (a)(b)	25,173	77,281
Paragon 28, Inc. (a)	140,090	2,007,490
PAVmed, Inc. (a)(b)	420,891	131,865
Penumbra, Inc. (a)	198,654	52,543,983
PetVivo Holdings, Inc. (a)(b)	27,820	56,753
Predictive Oncology, Inc. (a)(b)	16,279	70,325
Pro-Dex, Inc. (a)(b)	10,873	181,797
PROCEPT BioRobotics Corp. (a)(b)	175,592	5,989,443
Pulmonx Corp. (a)	194,662	2,036,165
Pulse Biosciences, Inc. (a)(b)	77,881	366,820
QuidelOrtho Corp. (a)	281,147	23,155,267
Reshape Lifesciences, Inc. (a)(b)	1,733	1,612
Retractable Technologies, Inc. (a)	94,047	110,975
Rockwell Medical Technologies, Inc. (a)(b)	55,475	129,257
RxSight, Inc. (a)	92,758	2,690,910
Sanara Medtech, Inc. (a)(b)	16,453	594,940
SeaStar Medical Holding Corp. (Class A) (a)(b)	12,405	3,204
Semler Scientific, Inc. (a)	26,710	704,076
Senseonics Holdings, Inc. (a)(b)	2,472,818	1,256,686
Sensus Healthcare, Inc. (a)	71,884	223,559
Shockwave Medical, Inc. (a)	189,876	41,846,772
SI-BONE, Inc. (a)	158,689	3,630,804
Sientra, Inc. (a)(b)	62,154	153,520
Sight Sciences, Inc. (a)(b)	131,987	865,835
Silk Road Medical, Inc. (a)	198,946	3,843,637
Sintx Technologies, Inc. (a)(b)	807	767
SmileDirectClub, Inc. (a)(b)	705,602	352,801
Sonendo, Inc. (a)(b)	196,292	192,386
Staar Surgical Co. (a)	251,113	10,888,260
Stereotaxis, Inc. (a)	261,503	444,555
STRATA Skin Sciences, Inc. (a)(b)	18,188	11,659
SurModics, Inc. (a)	73,203	2,695,334
Tactile Systems Technology, Inc. (a)	118,839	2,251,999
Talis Biomedical Corp. (a)(b)	5,206	33,058
Tandem Diabetes Care, Inc. (a)	336,901	9,217,611
Tela Bio, Inc. (a)	88,554	855,432
Tenon Medical, Inc. (a)(b)	29,620	8,442
Thermogenesis Holdings, Inc. (a)(b)	707	820
TransMedics Group, Inc. (a)	168,680	11,070,468
Treace Medical Concepts, Inc. (a)	179,524	2,791,598
UFP Technologies, Inc. (a)	36,259	6,371,069
Utah Medical Products, Inc.	17,569	1,609,320
Vapotherm, Inc. (a)(b)	28,639	91,072
Varex Imaging Corp. (a)(b)	207,825	4,087,918
Venus Concept, Inc. (a)	6,531	11,168
Vicarious Surgical, Inc. (a)	194,924	180,227
Vivani Medical, Inc. (a)(b)	92,913	85,954
VolitionRx Ltd. (a)(b)	241,992	302,490
Xtant Medical Holdings, Inc. (a)(b)	20,820	24,984
Zimvie, Inc. (a)	108,880	1,284,784
Zomedica Corp. (a)(b)	5,043,574	933,061
Zynex, Inc. (a)(b)	109,409	842,449
		680,410,559
Health Care Providers & Services - 1.7%
23andMe Holding Co. Class A (a)(b)	1,466,658	1,613,324
Acadia Healthcare Co., Inc. (a)	477,950	36,849,945
Accolade, Inc. (a)	328,657	4,433,583
AdaptHealth Corp. (a)	394,665	4,708,353
Addus HomeCare Corp. (a)	83,290	7,304,533
Agiliti, Inc. (a)(b)	173,000	1,669,450
agilon health, Inc. (a)(b)	1,519,263	26,921,340
AirSculpt Technologies, Inc. (b)	50,900	390,912
Akumin, Inc. (a)(b)	264,000	37,277
Alignment Healthcare, Inc. (a)	427,236	2,495,058
Amedisys, Inc. (a)	169,842	15,922,688
American Shared Hospital Services (a)	5,957	16,084
AMN Healthcare Services, Inc. (a)	206,127	18,217,504
Apollo Medical Holdings, Inc. (a)(b)	212,446	8,043,206
Assure Holdings Corp. (a)(b)	320	106
ATI Physical Therapy, Inc. (a)(b)	7,114	64,168
Aveanna Healthcare Holdings, Inc. (a)	259,326	373,429
Biodesix, Inc. (a)	229,332	360,051
Brookdale Senior Living, Inc. (a)	964,866	4,100,681
Cano Health, Inc. (a)(b)	1,081,122	334,391
CareMax, Inc. Class A (a)	381,641	851,059
Castle Biosciences, Inc. (a)	136,943	2,729,274
Chemed Corp.	77,803	39,791,566
Clover Health Investments Corp. (a)	1,704,263	2,232,585
Community Health Systems, Inc. (a)	651,579	2,202,337
Corvel Corp. (a)	47,773	10,340,466
Cosmos Health, Inc. (a)(b)	53,222	63,866
Cross Country Healthcare, Inc. (a)	175,308	4,515,934
Cryo-Cell International, Inc. (b)	18,176	108,965
DocGo, Inc. Class A (a)(b)	427,280	3,824,156
Encompass Health Corp.	517,796	36,784,228
Enhabit Home Health & Hospice (a)	257,883	3,303,481
Enzo Biochem, Inc. (a)(b)	200,620	308,955
Fulgent Genetics, Inc. (a)	101,581	3,327,794
GeneDx Holdings Corp. Class A (a)(b)	96,127	427,765
Great Elm Group, Inc. (a)	105,761	224,213
Guardant Health, Inc. (a)	597,029	23,331,893
HealthEquity, Inc. (a)	444,041	29,994,970
Hims & Hers Health, Inc. (a)	627,633	4,211,417
IMAC Holdings, Inc. (a)(b)	112,312	11,231
InfuSystems Holdings, Inc. (a)(b)	109,203	1,122,607
Innovage Holding Corp. (a)(b)	98,627	540,476
Invitae Corp. (a)(b)	1,263,273	1,167,391
LifeStance Health Group, Inc. (a)	485,315	3,984,436
Modivcare, Inc. (a)	64,737	2,078,058
MSP Recovery, Inc. (a)	131,328	9,324
National Healthcare Corp.	70,001	4,616,566
National Research Corp. Class A	71,679	2,996,182
NeoGenomics, Inc. (a)	658,046	9,890,431
Novo Integrated Sciences, Inc. (a)(b)	708,628	99,208
Ontrak, Inc. (a)(b)	12,317	11,356
Opko Health, Inc. (a)	2,103,405	3,849,231
Option Care Health, Inc. (a)	861,219	29,996,258
Owens & Minor, Inc. (a)	400,822	6,773,892
P3 Health Partners, Inc. Class A (a)(b)	145,661	288,409
Patterson Companies, Inc.	457,876	13,754,595
Pediatrix Medical Group, Inc. (a)	424,370	5,996,348
Pennant Group, Inc. (a)	145,438	1,742,347
PetIQ, Inc. Class A (a)	130,340	2,486,887
Precipio, Inc. (a)(b)	122,545	40,440
Premier, Inc.	618,555	13,317,489
Privia Health Group, Inc. (a)	487,289	12,791,336
Progyny, Inc. (a)	397,046	14,825,698
Psychemedics Corp.	23,285	99,194
R1 RCM, Inc. (a)	712,971	12,291,620
RadNet, Inc. (a)	298,838	9,984,178
Regional Health Properties, Inc. (a)	10,653	29,083
Select Medical Holdings Corp.	541,068	15,804,596
Sonida Senior Living, Inc. (a)	14,803	134,855
Star Equity Holdings, Inc. (a)	79,787	86,968
SunLink Health Systems, Inc. (a)	28,390	27,538
Surgery Partners, Inc. (a)	361,407	13,104,618
Talkspace, Inc. Class A (a)	543,685	880,770
Tenet Healthcare Corp. (a)	526,974	40,872,103
The Ensign Group, Inc.	291,415	29,205,611
The Joint Corp. (a)	76,462	710,332
The Oncology Institute, Inc. (a)(b)	118,959	137,992
U.S. Physical Therapy, Inc.	75,555	7,618,211
Vivos Therapeutics, Inc. (a)(b)	109,838	27,602
		565,836,474
Health Care Technology - 0.8%
Akili, Inc. (a)	163,753	160,511
American Well Corp. (a)	1,281,119	1,819,189
Augmedix, Inc. (a)	149,495	714,586
Better Therapeutics, Inc. (a)	96,678	59,950
Biotricity, Inc. (a)(b)	35,034	73,221
CareCloud, Inc. (a)	41,126	69,092
Certara, Inc. (a)	545,128	8,809,268
Computer Programs & Systems, Inc. (a)	73,029	1,188,182
Definitive Healthcare Corp. (a)(b)	205,869	1,935,169
Doximity, Inc. (a)(b)	613,619	14,628,677
Evolent Health, Inc. (a)	496,699	12,670,791
Forian, Inc. (a)(b)	94,966	228,868
GoodRx Holdings, Inc. (a)	394,359	2,575,164
Health Catalyst, Inc. (a)	302,719	3,538,785
HealthStream, Inc.	126,989	2,670,579
iCAD, Inc. (a)	114,803	261,751
iSpecimen, Inc. (a)	12,403	10,792
Lifemd, Inc. (a)(b)	139,054	536,748
MultiPlan Corp. Class A (a)	1,212,583	2,073,517
Nextgen Healthcare, Inc. (a)	274,266	4,994,384
OptimizeRx Corp. (a)	87,884	748,772
Phreesia, Inc. (a)	280,380	7,982,419
Schrodinger, Inc. (a)(b)	277,327	10,230,593
SCWorx, Corp. (a)(b)	36,387	6,579
Sharecare, Inc. Class A (a)	1,652,686	1,566,085
Simulations Plus, Inc.	84,971	3,780,360
Streamline Health Solutions, Inc. (a)	225,273	286,097
Tabula Rasa HealthCare, Inc. (a)(b)	127,689	1,311,366
Teladoc Health, Inc. (a)(b)	841,618	19,054,232
Trxade Health, Inc. (a)(b)	1,613	12,323
UpHealth, Inc. (a)(b)	24,977	29,972
Veeva Systems, Inc. Class A (a)	754,747	157,515,699
Veradigm, Inc. (a)	577,001	7,720,273
		269,263,994
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	509,323	26,408,398
Adaptive Biotechnologies Corp. (a)	569,794	3,857,505
Akoya Biosciences, Inc. (a)	86,565	450,138
Alpha Teknova, Inc. (a)	30,531	59,535
Applied DNA Sciences, Inc. (a)(b)	64,176	82,145
Avantor, Inc. (a)	3,496,910	75,708,102
Azenta, Inc. (a)	336,672	18,998,401
BioLife Solutions, Inc. (a)(b)	178,055	2,352,107
BioNano Genomics, Inc. (a)(b)	152,009	586,755
Bruker Corp.	516,251	33,866,066
Champions Oncology, Inc. (a)(b)	29,097	194,950
ChromaDex, Inc. (a)(b)	294,009	467,474
Codexis, Inc. (a)	344,426	599,301
CryoPort, Inc. (a)	245,291	3,458,603
Cytek Biosciences, Inc. (a)(b)	420,969	3,199,364
Fortrea Holdings, Inc.	460,405	12,684,158
Harvard Bioscience, Inc. (a)	185,923	819,920
Inotiv, Inc. (a)(b)	92,132	344,574
Maravai LifeSciences Holdings, Inc. (a)	576,967	5,965,839
MaxCyte, Inc. (a)	461,886	1,690,503
Medpace Holdings, Inc. (a)	128,104	34,622,668
Mesa Laboratories, Inc.	26,853	3,849,646
Miromatrix Medical, Inc. (a)	127,038	191,827
Nanostring Technologies, Inc. (a)	220,959	565,655
Nautilus Biotechnology, Inc. (a)(b)	257,513	831,767
OmniAb, Inc. (a)	535,638	3,106,700
Pacific Biosciences of California, Inc. (a)(b)	1,200,600	13,542,768
Personalis, Inc. (a)	196,639	357,883
Phenomex, Inc. (a)	327,347	310,980
Quanterix Corp. (a)	181,055	4,852,274
Quantum-Si, Inc. (a)(b)	492,546	1,152,558
Rapid Micro Biosystems, Inc. (a)	45,036	43,235
Science 37 Holdings, Inc. (a)(b)	300,989	75,247
Seer, Inc. (a)	196,830	517,663
SeqLL, Inc. (a)	1,451	32,357
Singular Genomics Systems, Inc. (a)	209,084	98,249
SomaLogic, Inc. Class A (a)(b)	794,257	1,755,308
Sotera Health Co. (a)	515,174	8,314,908
Standard BioTools, Inc. (a)(b)	363,270	1,089,810
Syneos Health, Inc. (a)	536,603	22,929,046
Telesis Bio, Inc. (a)(b)	38,866	50,914
		290,085,301
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	30,216	31,122
Acer Therapeutics, Inc. (a)(b)	56,697	72,572
Aclaris Therapeutics, Inc. (a)	281,411	2,104,954
Adamis Pharmaceuticals Corp. (a)(b)	11,025	8,917
Adial Pharmaceuticals, Inc. (a)(b)	2,915	12,564
Agile Therapeutics, Inc. (a)(b)	4,098	10,655
Alimera Sciences, Inc. (a)(b)	34,848	114,650
Amneal Pharmaceuticals, Inc. (a)	523,060	2,139,315
Amphastar Pharmaceuticals, Inc. (a)	197,308	10,518,489
Amylyx Pharmaceuticals, Inc. (a)	207,420	4,471,975
AN2 Therapeutics, Inc. (a)(b)	25,434	382,527
Anebulo Pharmaceuticals, Inc. (a)	1,879	5,242
ANI Pharmaceuticals, Inc. (a)	71,392	4,596,931
Aquestive Therapeutics, Inc. (a)(b)	197,280	323,539
Artelo Biosciences, Inc. (a)(b)	6,676	12,551
Arvinas Holding Co. LLC (a)	255,281	7,201,477
Assertio Holdings, Inc. (a)(b)	450,994	1,479,260
Atea Pharmaceuticals, Inc. (a)	386,431	1,298,408
Athira Pharma, Inc. (a)	165,306	368,632
Avenue Therapeutics, Inc. (a)	44,652	34,650
Axsome Therapeutics, Inc. (a)(b)	194,416	15,708,813
Aytu BioScience, Inc. (a)(b)	8,714	14,814
Baudax Bio, Inc. (a)(b)	919	396
Biofrontera, Inc. (a)(b)	1,918	16,361
Biote Corp. Class A (a)(b)	89,994	444,570
Bright Green Corp. (a)(b)	366,446	171,204
Cara Therapeutics, Inc. (a)	231,412	594,729
Cassava Sciences, Inc. (a)(b)	201,041	4,215,830
Cingulate, Inc. (a)(b)	53,969	34,653
Citius Pharmaceuticals, Inc. (a)(b)	764,719	697,577
Clearside Biomedical, Inc. (a)	285,869	260,141
Clever Leaves Holdings, Inc. (a)(b)	3,422	14,201
CNS Pharmaceuticals, Inc. (a)(b)	14,007	23,672
Cocrystal Pharma, Inc. (a)(b)	44,260	132,780
Cognition Therapeutics, Inc. (a)(b)	100,536	155,831
Collegium Pharmaceutical, Inc. (a)	177,505	4,157,167
Context Therapeutics, Inc. (a)	86,602	89,200
Corcept Therapeutics, Inc. (a)	471,575	15,434,650
CorMedix, Inc. (a)	231,145	940,760
Cumberland Pharmaceuticals, Inc. (a)	31,889	52,617
CymaBay Therapeutics, Inc. (a)	472,797	6,500,959
Dare Bioscience, Inc. (a)(b)	446,551	305,575
Durect Corp. (a)(b)	127,229	389,321
Edgewise Therapeutics, Inc. (a)	206,000	1,287,500
Elanco Animal Health, Inc. (a)	2,405,731	29,349,918
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Elicio Therapeutics, Inc. (a)	10,678	88,200
Eloxx Pharmaceuticals, Inc. (a)(b)	8,839	47,289
Enliven Therapeutics, Inc. (a)(b)	103,183	1,611,718
Enliven Therapeutics, Inc. rights (a)(c)	72,018	1
Enveric Biosciences, Inc. (a)(b)	2,397	5,178
Esperion Therapeutics, Inc. (a)(b)	446,107	713,771
Eton Pharmaceuticals, Inc. (a)(b)	115,454	519,543
Evoke Pharma, Inc. (a)	11,626	14,533
Evolus, Inc. (a)	194,761	1,926,186
Eyenovia, Inc. (a)	153,692	290,478
Eyepoint Pharmaceuticals, Inc. (a)(b)	121,202	1,201,112
Fulcrum Therapeutics, Inc. (a)	264,667	1,463,609
Harmony Biosciences Holdings, Inc. (a)	154,448	5,598,740
Harrow Health, Inc. (a)	143,312	2,174,043
Hepion Pharmaceuticals, Inc. (a)(b)	19,596	145,990
Hoth Therapeutics, Inc. (a)(b)	21,446	46,538
Igc Pharma, Inc. (a)	176,095	60,894
Ikena Oncology, Inc. (a)	130,184	604,054
Innoviva, Inc. (a)(b)	301,803	3,847,988
Intra-Cellular Therapies, Inc. (a)	464,460	25,786,819
Jaguar Health, Inc. (a)(b)	89,781	34,566
Jazz Pharmaceuticals PLC (a)	331,160	47,475,098
Journey Medical Corp. (a)	25,020	53,543
Kala Bio, Inc. (a)(b)	11,093	148,868
Kiora Pharmaceuticals, Inc. (a)(b)	3,051	1,500
Landos Biopharma, Inc. (a)(b)	3,482	12,396
Lexaria Bioscience Corp. (a)(b)	39,100	40,273
Ligand Pharmaceuticals, Inc.:
Class B (a)	83,912	5,518,892
General CVR (a)	26,087	203
Glucagon CVR (a)(c)	26,087	29
rights (a)(c)	26,087	78
TR Beta CVR (a)(c)	26,087	3,524
Lipocine, Inc. (a)(b)	28,059	110,833
Liquidia Corp. (a)	260,649	1,790,659
Longboard Pharmaceuticals, Inc. (a)	92,545	535,836
Lyra Therapeutics, Inc. (a)	84,983	295,741
Marinus Pharmaceuticals, Inc. (a)(b)	237,214	1,686,592
Mind Medicine (MindMed), Inc. (a)	177,286	735,737
MyMD Pharmaceuticals, Inc. (a)(b)	151,441	144,096
Nektar Therapeutics (a)	964,387	573,810
NGM Biopharmaceuticals, Inc. (a)	190,443	359,937
NovaBay Pharmaceuticals, Inc. (a)(b)	3,965	2,279
NRX Pharmaceuticals, Inc. (a)(b)	226,105	66,724
Nutriband, Inc. (a)	34,762	110,543
Nuvation Bio, Inc. (a)	692,663	1,135,967
Ocular Therapeutix, Inc. (a)(b)	399,147	1,508,776
Ocuphire Pharma, Inc. (a)(b)	90,596	361,478
Ocuphire Pharma, Inc. rights (a)(c)	5,723	0
Omeros Corp. (a)(b)	326,203	1,128,662
Onconova Therapeutics, Inc. (a)	81,912	64,383
OptiNose, Inc. (a)	412,058	490,349
Pacira Biosciences, Inc. (a)	242,086	8,545,636
Palisade Bio, Inc. (a)(b)	38,841	26,482
Palisade Bio, Inc. rights (a)(c)	117,971	1
Paratek Pharmaceuticals, Inc. (a)(b)	242,114	535,072
PaxMedica, Inc. (b)	27,353	12,194
Perrigo Co. PLC	707,242	24,753,470
Petros Pharmaceuticals, Inc. (a)	4,888	12,464
Phathom Pharmaceuticals, Inc. (a)(b)	119,885	1,725,145
Phibro Animal Health Corp. Class A	103,174	1,439,277
Pliant Therapeutics, Inc. (a)	223,907	3,779,550
Prestige Brands Holdings, Inc. (a)	260,755	15,209,839
Processa Pharmaceuticals, Inc. (a)	30,637	9,620
ProPhase Labs, Inc. (a)(b)	74,276	317,901
Pulmatrix, Inc. (a)	13,776	32,374
Rain Oncology, Inc. (a)(b)	90,385	94,904
Rani Therapeutics Holdings, Inc. (a)(b)	49,947	189,799
Reata Pharmaceuticals, Inc. (a)	150,673	25,463,737
Relmada Therapeutics, Inc. (a)	123,044	415,889
Revance Therapeutics, Inc. (a)	442,466	7,800,676
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	78,989	308,847
Royalty Pharma PLC	1,954,639	58,287,335
RVL Pharmaceuticals PLC (a)(b)	134,224	15,033
Satsuma Pharmaceuticals, Inc. rights (a)(c)	101,138	1
Scilex Holding Co.	338,415	961,539
scPharmaceuticals, Inc. (a)(b)	87,382	671,094
SCYNEXIS, Inc. (a)(b)	176,146	620,034
Seelos Therapeutics, Inc. (a)(b)	632,527	689,454
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	4,065	2,277
SIGA Technologies, Inc. (b)	201,219	923,595
Sonoma Pharmaceuticals, Inc. (a)(b)	29,083	25,357
Supernus Pharmaceuticals, Inc. (a)	288,056	9,171,703
Tarsus Pharmaceuticals, Inc. (a)(b)	97,473	1,706,752
Terns Pharmaceuticals, Inc. (a)	191,595	1,009,706
TFF Pharmaceuticals, Inc. (a)	107,824	40,261
TherapeuticsMD, Inc. (a)(b)	46,239	175,246
Theravance Biopharma, Inc. (a)(b)	257,804	2,454,294
Theseus Pharmaceuticals, Inc. (a)(b)	103,305	324,378
Third Harmonics Bio, Inc. (b)	57,348	348,102
Timber Pharmaceuticals, Inc. (a)(b)	13,966	42,736
Titan Pharmaceuticals, Inc. (a)	30,111	15,447
Trevi Therapeutics, Inc. (a)	201,383	445,056
Ventyx Biosciences, Inc. (a)	146,647	4,912,675
Verrica Pharmaceuticals, Inc. (a)(b)	92,708	421,821
Virpax Pharmaceuticals, Inc. (a)(b)	43,732	37,610
Vyne Therapeutics, Inc. (a)(b)	14,700	62,769
WAVE Life Sciences (a)	326,010	1,418,144
Xeris Biopharma Holdings, Inc. (a)(b)	703,347	1,596,598
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	3
Zevra Therapeutics, Inc. (a)(b)	160,783	815,170
Zynerba Pharmaceuticals, Inc. (a)	238,972	317,833
		404,904,627
TOTAL HEALTH CARE		4,041,274,018
INDUSTRIALS - 18.1%
Aerospace & Defense - 1.1%
AAR Corp. (a)	168,667	10,389,887
AeroVironment, Inc. (a)	131,884	12,796,705
AerSale Corp. (a)(b)	81,414	1,205,741
Air Industries Group, Inc. (a)	11,856	34,738
Archer Aviation, Inc. Class A (a)(b)	759,505	5,293,750
Astra Space, Inc. Class A (a)(b)	709,808	183,414
Astronics Corp. (a)	135,380	2,373,211
BWX Technologies, Inc.	474,340	34,987,318
Byrna Technologies, Inc. (a)(b)	82,118	283,307
Cadre Holdings, Inc.	79,218	2,092,940
CPI Aerostructures, Inc. (a)	56,225	205,221
Curtiss-Wright Corp.	199,002	41,390,426
Ducommun, Inc. (a)	57,594	2,618,799
HEICO Corp.	240,613	40,593,819
HEICO Corp. Class A	318,306	43,108,182
Hexcel Corp.	436,838	32,020,225
Innovative Solutions & Support, Inc. (a)	77,878	625,360
Intuitive Machines, Inc. Class A (a)(b)	31,706	150,921
Kaman Corp.	145,709	3,268,253
Kratos Defense & Security Solutions, Inc. (a)	668,211	10,751,515
Leonardo DRS, Inc. (a)	265,396	4,543,580
Mercury Systems, Inc. (a)	303,687	11,919,715
Momentus, Inc. Class A (a)(b)	5,311	54,119
Moog, Inc. Class A	150,303	17,459,196
National Presto Industries, Inc.	26,641	1,994,079
Optex Systems Holdings, Inc. (a)(b)	20,785	82,101
Park Aerospace Corp.	97,683	1,331,419
Parsons Corp. (a)	175,764	10,022,063
Redwire Corp. (a)(b)	110,150	354,683
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,128,821	7,122,861
Sidus Space, Inc. Class A (a)(b)	18,142	2,636
SIFCO Industries, Inc. (a)	15,279	46,830
Spirit AeroSystems Holdings, Inc. Class A	545,111	11,621,767
Terran Orbital Corp. Class A (a)(b)	307,817	375,537
Triumph Group, Inc. (a)	330,864	3,113,430
V2X, Inc. (a)	56,773	2,856,250
Virgin Galactic Holdings, Inc. (a)(b)	1,262,279	3,180,943
VirTra, Inc. (a)	49,324	320,606
Woodward, Inc.	310,336	40,148,168
		360,923,715
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	5,630	123,973
Air Transport Services Group, Inc. (a)	286,768	6,182,718
Forward Air Corp.	135,774	9,615,515
GXO Logistics, Inc. (a)	614,802	39,328,884
Hub Group, Inc. Class A (a)	170,677	13,319,633
Radiant Logistics, Inc. (a)	192,256	1,297,728
		69,868,451
Building Products - 2.1%
AAON, Inc.	334,446	21,090,165
Advanced Drain Systems, Inc.	324,759	41,621,113
Alpha PRO Tech Ltd. (a)(b)	58,285	258,203
American Woodmark Corp. (a)	87,015	6,758,455
Apogee Enterprises, Inc.	116,769	5,892,164
Applied UV, Inc. (a)	4,242	2,151
Armstrong World Industries, Inc.	234,957	17,995,357
AZZ, Inc.	128,300	6,299,530
Builders FirstSource, Inc. (a)	663,202	96,190,818
Carlisle Companies, Inc.	263,876	69,404,666
CEA Industrie, Inc. (a)(b)	42,281	34,840
CSW Industrials, Inc.	80,013	14,372,735
Fortune Brands Home & Security, Inc.	655,345	45,231,912
Gibraltar Industries, Inc. (a)	158,471	11,890,079
Griffon Corp.	248,506	10,404,946
Hayward Holdings, Inc. (a)	825,560	12,218,288
Insteel Industries, Inc.	100,755	3,501,236
Janus International Group, Inc. (a)	409,093	4,684,115
Jeld-Wen Holding, Inc. (a)	445,633	6,720,146
Lennox International, Inc.	166,949	62,908,053
Masonite International Corp. (a)	115,445	11,857,356
MasterBrand, Inc.	668,936	8,569,070
Molekule Group, Inc. (a)	83,887	78,015
Owens Corning	465,394	66,974,851
PGT Innovations, Inc. (a)	304,735	8,590,480
Quanex Building Products Corp.	171,470	4,626,261
Resideo Technologies, Inc. (a)	766,283	12,919,531
Simpson Manufacturing Co. Ltd.	221,317	35,357,604
Tecnoglass, Inc.	104,043	4,054,556
The AZEK Co., Inc. (a)	629,420	21,406,574
Trex Co., Inc. (a)	563,516	40,218,137
UFP Industries, Inc.	321,619	33,560,943
View, Inc. Class A (a)(b)	6,187	83,648
Zurn Elkay Water Solutions Cor	744,845	22,062,309
		707,838,307
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	346,519	15,738,893
ACCO Brands Corp.	480,567	2,561,422
Acme United Corp.	16,548	488,331
ACV Auctions, Inc. Class A (a)	665,316	11,183,962
Aqua Metals, Inc. (a)(b)	396,471	436,118
ARC Document Solutions, Inc.	203,121	686,549
Aris Water Solution, Inc. Class A	156,623	1,603,820
Avalon Holdings Corp. Class A (a)	10,039	22,588
Brady Corp. Class A	240,346	12,123,052
BrightView Holdings, Inc. (a)	197,542	1,635,648
Casella Waste Systems, Inc. Class A (a)	290,847	22,910,018
CECO Environmental Corp. (a)	148,534	2,046,799
Cimpress PLC (a)	103,251	6,671,047
Clean Harbors, Inc. (a)	260,151	44,053,970
CompX International, Inc. Class A	10,429	220,782
CoreCivic, Inc. (a)	584,430	6,288,467
Deluxe Corp.	227,291	4,595,824
Driven Brands Holdings, Inc. (a)	283,765	4,270,663
DSS, Inc. (a)	368,091	71,778
Ennis, Inc.	136,259	2,902,317
Enviri Corp. (a)	411,020	3,062,099
Fuel Tech, Inc. (a)	97,438	106,207
Greenwave Technology Solutions, Inc. (a)(b)	38,204	31,713
Healthcare Services Group, Inc.	382,320	4,415,796
Heritage-Crystal Clean, Inc. (a)	83,101	3,747,855
HNI Corp.	239,727	7,853,457
Interface, Inc.	295,462	3,052,122
JanOne, Inc. (a)(b)	12,858	6,043
Knightscope, Inc. Class A (a)(b)	225,699	248,269
LanzaTech Global, Inc. (a)	406,377	2,690,216
Liquidity Services, Inc. (a)	121,380	2,215,185
Matthews International Corp. Class A	155,599	6,563,166
Millerknoll, Inc.	398,113	7,603,958
Montrose Environmental Group, Inc. (a)	146,245	5,621,658
MSA Safety, Inc.	191,887	35,053,917
NL Industries, Inc.	53,671	277,479
Odyssey Marine Exploration, Inc. (a)(b)	77,142	310,111
OpenLane, Inc. (a)	556,573	8,688,105
Performant Financial Corp. (a)	349,036	820,235
Perma-Fix Environmental Services, Inc. (a)(b)	65,310	815,069
Pitney Bowes, Inc.	839,776	2,762,863
Quad/Graphics, Inc. (a)	169,850	867,934
Quest Resource Holding Corp. (a)	74,161	576,973
RB Global, Inc.	943,390	58,226,031
Shapeways Holdings, Inc. (a)	6,732	23,023
SP Plus Corp. (a)	100,788	3,947,866
Steelcase, Inc. Class A	478,890	4,343,532
Stericycle, Inc. (a)	481,111	21,269,917
Team, Inc. (a)	18,931	167,161
Tetra Tech, Inc.	275,572	43,361,254
The Brink's Co.	241,228	18,287,495
The GEO Group, Inc. (a)	644,677	4,667,461
TOMI Environmental Solutions, Inc. (a)(b)	98,467	109,298
UniFirst Corp.	79,247	13,957,774
Viad Corp. (a)	106,262	3,016,778
Virco Manufacturing Co. (a)	41,412	190,081
VSE Corp.	53,575	3,040,381
Wilhelmina International, Inc. (a)	26,755	91,770
		412,602,300
Construction & Engineering - 1.4%
AECOM	719,675	63,151,481
Ameresco, Inc. Class A (a)(b)	178,320	7,755,137
API Group Corp. (a)	1,054,278	29,677,926
Arcosa, Inc.	250,554	19,598,334
Argan, Inc.	69,506	2,952,615
Bowman Consulting Group Ltd. (a)	46,814	1,382,417
Comfort Systems U.S.A., Inc.	185,598	34,255,823
Concrete Pumping Holdings, Inc. (a)	134,685	1,027,647
Construction Partners, Inc. Class A (a)	212,359	7,379,475
Dycom Industries, Inc. (a)	152,300	15,219,339
EMCOR Group, Inc.	246,080	55,183,440
Fluor Corp. (a)	746,515	26,120,560
FTE Networks, Inc. (a)(b)(c)	20,159	29,835
Granite Construction, Inc.	230,762	9,528,163
Great Lakes Dredge & Dock Corp. (a)	342,492	3,024,204
IES Holdings, Inc. (a)	43,737	3,279,400
INNOVATE Corp. (a)(b)	250,722	401,155
iSun, Inc. (a)(b)	31,064	10,686
Limbach Holdings, Inc. (a)	47,223	1,706,167
MasTec, Inc. (a)	309,244	30,766,686
Matrix Service Co. (a)	132,816	1,103,701
MDU Resources Group, Inc.	1,053,333	21,445,860
MYR Group, Inc. (a)	86,505	12,289,765
Northwest Pipe Co. (a)	52,450	1,735,571
Orion Group Holdings, Inc. (a)	151,697	728,146
Primoris Services Corp.	280,296	9,914,070
Safe & Green Holdings Corp. (a)(b)	44,156	58,727
Southland Holdings, Inc. (a)(b)	35,609	242,853
Sterling Construction Co., Inc. (a)	159,677	13,214,869
Tutor Perini Corp. (a)	217,931	1,937,407
Valmont Industries, Inc.	109,052	27,644,682
Willscot Mobile Mini Holdings (a)	1,049,358	43,044,665
		445,810,806
Electrical Equipment - 1.7%
374Water, Inc. (a)(b)	309,921	464,882
Acuity Brands, Inc.	164,798	26,578,621
Advent Technologies Holdings, Inc. Class A (a)(b)	155,734	87,523
Allient, Inc.	74,166	2,523,869
American Superconductor Corp. (a)(b)	155,519	1,438,551
Amprius Technologies, Inc. (b)	64,090	315,323
Array Technologies, Inc. (a)(b)	729,196	18,135,105
Atkore, Inc. (a)	202,199	31,132,580
Babcock & Wilcox Enterprises, Inc. (a)	378,130	1,985,183
Beam Global (a)(b)	47,149	410,196
Blink Charging Co. (a)(b)	282,585	1,113,385
Bloom Energy Corp. Class A (a)(b)	944,479	14,157,740
Broadwind, Inc. (a)	104,100	471,573
Capstone Turbine Corp. (a)(b)	62,110	36,707
ChargePoint Holdings, Inc. Class A (a)(b)	1,417,998	10,152,866
Dragonfly Energy Holdings Corp. (a)	55,408	95,302
Encore Wire Corp.	93,564	15,420,283
Energous Corp. (a)(b)	18,392	36,784
Energy Focus, Inc. (a)(b)	2,056	3,927
Energy Vault Holdings, Inc. Class A (a)(b)	348,520	1,111,779
EnerSys	210,314	22,078,764
Enovix Corp. (a)(b)	571,279	7,872,225
Eos Energy Enterprises, Inc. (a)(b)	595,341	1,934,858
Espey Manufacturing & Electronics Corp.	9,210	154,886
ESS Tech, Inc. Class A (a)(b)	267,236	382,147
Expion360, Inc. (a)	17,824	86,268
Fluence Energy, Inc. (a)(b)	190,616	5,022,732
Flux Power Holdings, Inc. (a)	56,369	259,861
FTC Solar, Inc. (a)(b)	224,362	421,801
FuelCell Energy, Inc. (a)(b)	2,086,470	2,921,058
GrafTech International Ltd.	985,548	3,488,840
Heliogen, Inc. (a)	460,629	84,019
Hubbell, Inc. Class B	277,503	90,479,853
Ideal Power, Inc. (a)	24,809	250,571
Imperalis Holding Corp. warrants (a)	252,835	78
KULR Technology Group, Inc. (a)(b)	341,037	191,015
LSI Industries, Inc.	145,738	2,295,374
NeoVolta, Inc. (a)(b)	136,019	380,853
Nextracker, Inc. Class A	236,741	9,971,531
NuScale Power Corp. (a)(b)	201,791	1,204,692
Nuvve Holding Corp. (a)(b)	70,064	34,261
nVent Electric PLC	860,317	48,642,323
Ocean Power Technologies, Inc. (a)(b)	307,439	143,666
Orion Energy Systems, Inc. (a)	143,884	217,265
Pineapple Energy, Inc. (a)	13,522	14,333
Pineapple Energy, Inc. rights (a)(c)	13,969	0
Pioneer Power Solutions, Inc. (a)	18,058	133,719
Plug Power, Inc. (a)(b)	2,813,525	23,802,422
Polar Power, Inc. (a)(b)	50,064	71,592
Powell Industries, Inc.	48,669	4,086,736
Preformed Line Products Co.	15,674	2,656,586
Regal Rexnord Corp.	343,642	55,735,296
Sensata Technologies, Inc. PLC	788,607	29,667,395
Servotronics, Inc. (a)	3,757	42,980
SES AI Corp. Class A (a)(b)	748,409	1,579,143
Shoals Technologies Group, Inc. (a)	882,610	17,369,765
SKYX Platforms Corp. (a)(b)	227,610	398,318
Stem, Inc. (a)(b)	749,161	3,813,229
SunPower Corp. (a)(b)	437,132	3,129,865
Sunrun, Inc. (a)(b)	1,114,086	17,413,164
Sunworks, Inc. (a)(b)	170,755	134,231
Thermon Group Holdings, Inc. (a)	177,561	4,879,376
TPI Composites, Inc. (a)(b)	218,143	1,101,622
Ultralife Corp. (a)	50,839	481,445
Vertiv Holdings Co.	1,674,490	65,958,161
Vicor Corp. (a)	117,386	7,955,249
Westwater Resources, Inc. (a)(b)	257,062	185,856
		564,801,603
Ground Transportation - 2.6%
ArcBest Corp.	124,435	13,139,092
Avis Budget Group, Inc. (a)	123,753	26,407,653
Bird Global, Inc. Class A (a)(b)	29,343	31,690
Covenant Transport Group, Inc. Class A	40,846	2,008,398
Daseke, Inc. (a)	222,106	1,177,162
FTAI Infrastructure LLC	507,525	1,766,187
Getaround, Inc. (a)(b)	283,878	113,551
Heartland Express, Inc.	240,220	3,624,920
Hertz Global Holdings, Inc. (a)	819,656	13,893,169
Knight-Swift Transportation Holdings, Inc. Class A	836,493	45,856,546
Landstar System, Inc.	185,861	35,278,276
Lyft, Inc. (a)	1,701,128	20,039,288
Marten Transport Ltd.	307,731	6,462,351
Micromobility.Com, Inc. (a)(b)	27,498	1,900
P.A.M. Transportation Services, Inc. (a)	34,886	804,471
Patriot Transportation Holding, Inc. (a)	5,555	50,884
RXO, Inc.	606,723	10,969,552
Ryder System, Inc.	241,554	24,324,488
Saia, Inc. (a)	137,552	58,624,662
Schneider National, Inc. Class B	190,532	5,508,280
TuSimple Holdings, Inc. (a)(b)	708,644	885,805
U-Haul Holding Co. (b)	56,408	3,213,564
U-Haul Holding Co. (non-vtg.)	451,962	24,062,457
Uber Technologies, Inc. (a)	10,487,902	495,343,539
Universal Logistics Holdings, Inc.	34,357	931,762
Werner Enterprises, Inc.	308,556	12,839,015
XPO, Inc. (a)	599,688	44,754,715
		852,113,377
Industrial Conglomerates - 0.0%
Ault Alliance, Inc. (a)	4,597	4,643
Gaucho Group Holdings, Inc. (a)(b)	6,191	2,167
		6,810
Machinery - 3.1%
3D Systems Corp. (a)	674,691	4,257,300
AGCO Corp.	321,998	41,708,401
AgEagle Aerial Systems, Inc. (a)(b)	450,141	75,309
Agrify Corp. (a)(b)	519	1,521
Alamo Group, Inc.	52,860	9,073,419
Albany International Corp. Class A	163,349	15,145,719
Allison Transmission Holdings, Inc.	471,698	28,514,144
Art's-Way Manufacturing Co., Inc. (a)	30,694	79,804
Astec Industries, Inc.	116,428	6,382,583
Barnes Group, Inc.	267,555	10,514,912
Blue Bird Corp. (a)	86,804	1,896,667
Chart Industries, Inc. (a)	217,813	39,332,672
Chicago Rivet & Machine Co.	3,813	70,846
CIRCOR International, Inc. (a)	106,885	5,952,426
Columbus McKinnon Corp. (NY Shares)	145,386	5,476,691
Commercial Vehicle Group, Inc. (a)	151,804	1,398,115
Crane Co.	250,445	22,820,548
Desktop Metal, Inc. (a)(b)	1,233,615	2,220,507
Donaldson Co., Inc.	626,344	40,004,591
Douglas Dynamics, Inc.	119,173	3,607,367
Eastern Co.	31,603	571,698
Energy Recovery, Inc. (a)	295,829	8,040,632
Enerpac Tool Group Corp. Class A	292,619	7,666,618
EnPro Industries, Inc.	109,209	14,895,016
ESAB Corp.	268,190	19,355,272
ESCO Technologies, Inc.	135,300	14,478,453
Fathom Digital Manufacturing Corp. (a)	11,615	5,344
Federal Signal Corp.	314,546	19,171,579
Flowserve Corp.	682,570	27,009,295
Franklin Electric Co., Inc.	202,020	19,537,354
FreightCar America, Inc. (a)	59,962	165,495
Gates Industrial Corp. PLC (a)	734,846	9,023,909
Gencor Industries, Inc. (a)	55,256	789,056
Gorman-Rupp Co.	116,998	3,760,316
Graco, Inc.	871,959	68,832,443
Graham Corp. (a)	48,971	783,536
Helios Technologies, Inc.	171,080	9,902,110
Hillenbrand, Inc.	361,901	17,530,484
Hillman Solutions Corp. Class A (a)	898,517	8,131,579
Hurco Companies, Inc.	33,024	715,960
Hydrofarm Holdings Group, Inc. (a)(b)	219,831	274,789
Hyliion Holdings Corp. Class A (a)(b)	680,134	829,763
Hyster-Yale Materials Handling, Inc. Class A	53,576	2,446,816
Hyzon Motors, Inc. Class A (a)(b)	430,972	547,334
ITT, Inc.	425,894	43,560,438
John Bean Technologies Corp.	165,984	18,243,301
Kadant, Inc.	60,955	13,394,252
Kennametal, Inc.	423,325	11,205,413
L.B. Foster Co. Class A (a)	53,320	938,965
Laser Photonics Corp.	21,653	42,656
Lightning eMotors, Inc. (a)(b)	7,306	13,808
Lincoln Electric Holdings, Inc.	297,284	57,215,279
Lindsay Corp.	56,728	7,039,945
LiqTech International, Inc. (a)(b)	10,278	35,356
Luxfer Holdings PLC sponsored	141,285	1,699,659
Manitex International, Inc. (a)	77,667	359,598
Manitowoc Co., Inc. (a)	180,560	3,055,075
Markforged Holding Corp. (a)(b)	466,550	611,181
Mayville Engineering Co., Inc. (a)	50,834	596,791
Microvast Holdings, Inc. (a)(b)	990,024	2,207,754
Middleby Corp. (a)	277,280	40,369,195
Miller Industries, Inc.	58,559	2,342,360
Mueller Industries, Inc.	296,426	22,872,230
Mueller Water Products, Inc. Class A	815,383	11,513,208
Nauticus Robotics, Inc. (a)	44,266	89,417
Nikola Corp. (a)(b)	2,820,874	3,328,631
NN, Inc. (a)	221,997	470,634
Nuburu, Inc. (a)	60,499	23,546
Nxu, Inc. (b)	148,911	29,782
Omega Flex, Inc.	15,666	1,311,244
Oshkosh Corp.	337,291	35,020,925
P&F Industries, Inc. Class A	17,358	119,423
Park-Ohio Holdings Corp.	42,741	799,684
Perma-Pipe International Holdings, Inc. (a)	39,684	344,854
Proto Labs, Inc. (a)	134,715	3,974,093
RBC Bearings, Inc. (a)	150,591	34,717,249
REV Group, Inc.	163,052	2,214,246
Sarcos Technology and Robotics Corp. Class A (a)(b)	63,780	71,434
Shyft Group, Inc. (The)	164,846	2,584,785
SPX Technologies, Inc. (a)	236,468	18,685,701
Standex International Corp.	62,052	9,533,049
Symbotic, Inc. (a)(b)	78,744	3,290,712
Taylor Devices, Inc. (a)	13,886	308,964
TechPrecision Corp. (a)(b)	15,135	105,188
Tennant Co.	94,839	7,817,579
Terex Corp.	351,135	21,282,292
The Greenbrier Companies, Inc.	164,235	6,989,842
The L.S. Starrett Co. Class A (a)	32,456	359,937
Timken Co.	342,155	26,147,485
Titan International, Inc. (a)	265,032	3,336,753
Toro Co.	541,294	55,385,202
Trinity Industries, Inc.	416,377	10,438,571
Twin Disc, Inc. (a)	54,568	788,508
Urban-Gro, Inc. (a)(b)	45,688	45,688
Velo3D, Inc. (a)(b)	328,795	519,496
Wabash National Corp.	249,538	5,627,082
Watts Water Technologies, Inc. Class A	142,881	26,971,646
Xos, Inc. Class A (a)(b)	276,658	74,615
		1,013,123,114
Marine Transportation - 0.1%
Eagle Bulk Shipping, Inc. (b)	50,496	2,209,705
Genco Shipping & Trading Ltd.	197,702	2,702,586
Kirby Corp. (a)	310,653	25,731,388
Matson, Inc.	186,560	16,394,893
Pangaea Logistics Solutions Ltd.	184,072	1,038,166
		48,076,738
Passenger Airlines - 0.2%
Allegiant Travel Co.	82,920	7,366,613
Blade Air Mobility, Inc. (a)	261,490	834,153
Frontier Group Holdings, Inc. (a)(b)	190,382	1,195,599
Hawaiian Holdings, Inc. (a)	266,753	2,288,741
JetBlue Airways Corp. (a)	1,677,415	9,930,297
Joby Aviation, Inc. (a)(b)	1,780,058	13,261,432
Mesa Air Group, Inc. (a)	188,090	257,683
SkyWest, Inc. (a)	230,559	10,398,211
Spirit Airlines, Inc.	578,598	9,546,867
Sun Country Airlines Holdings, Inc. (a)	187,941	2,798,441
Wheels Up Experience, Inc. Class A (a)(b)	85,767	164,673
		58,042,710
Professional Services - 2.5%
Alight, Inc. Class A (a)	1,755,209	13,409,797
ASGN, Inc. (a)	256,116	21,042,491
Asure Software, Inc. (a)	107,100	1,343,034
Barrett Business Services, Inc.	35,015	3,350,235
BGSF, Inc.	55,039	527,274
BlackSky Technology, Inc. Class A (a)(b)	473,571	644,057
Booz Allen Hamilton Holding Corp. Class A	685,249	77,645,564
CACI International, Inc. Class A (a)	117,923	38,679,923
CBIZ, Inc. (a)	259,355	14,552,409
Clarivate Analytics PLC (a)(b)	2,250,406	16,720,517
Concentrix Corp.	221,428	17,676,597
Conduent, Inc. (a)	842,969	2,646,923
CRA International, Inc.	36,271	3,940,119
CSG Systems International, Inc.	155,739	8,458,185
DLH Holdings Corp. (a)	61,900	690,185
Dun & Bradstreet Holdings, Inc.	1,150,590	12,541,431
Exela Technologies, Inc. (a)(b)	33,616	147,238
ExlService Holdings, Inc. (a)	865,473	25,297,776
Exponent, Inc.	265,056	23,817,932
First Advantage Corp.	286,510	3,996,815
FiscalNote Holdings, Inc. Class A (a)(b)	384,442	849,617
Forrester Research, Inc. (a)	57,628	1,765,146
Franklin Covey Co. (a)	62,752	2,677,628
FTI Consulting, Inc. (a)	176,417	32,781,807
Gee Group, Inc. (a)	507,990	301,086
Genpact Ltd.	878,015	32,776,300
Heidrick & Struggles International, Inc.	104,131	2,758,430
Hirequest, Inc.	26,898	511,600
HireRight Holdings Corp. (a)	92,674	970,297
Hudson Global, Inc. (a)	13,655	290,852
Huron Consulting Group, Inc. (a)	100,435	10,038,478
ICF International, Inc.	88,433	11,943,761
Innodata, Inc. (a)	124,051	1,612,663
Insperity, Inc.	186,561	18,904,226
KBR, Inc.	702,286	43,204,635
Kelly Services, Inc. Class A (non-vtg.)	169,240	3,129,248
Kforce, Inc.	101,362	6,350,329
Korn Ferry	274,889	14,013,841
LegalZoom.com, Inc. (a)	493,595	5,631,919
Manpower, Inc.	262,411	20,696,356
Mastech Digital, Inc. (a)	22,118	238,430
Maximus, Inc.	313,817	25,362,690
MISTRAS Group, Inc. (a)	106,682	569,682
NV5 Global, Inc. (a)	64,582	6,573,156
Paycor HCM, Inc. (a)(b)	255,933	6,006,748
Paylocity Holding Corp. (a)	213,962	42,899,381
Planet Labs PBC Class A (a)(b)	1,059,063	3,441,955
Professional Diversity Network, Inc. (a)(b)	39,589	103,327
RCM Technologies, Inc. (a)	30,286	622,074
Recruiter.com Group, Inc. (a)(b)	3,837	6,676
Resources Connection, Inc.	165,447	2,566,083
Science Applications International Corp.	278,768	32,799,843
ShiftPixy, Inc. (a)(b)	4,918	2,902
Skillsoft Corp. (a)	414,581	543,101
Spire Global, Inc. (a)(b)	64,013	336,708
SS&C Technologies Holdings, Inc.	1,119,891	64,304,141
Staffing 360 Solutions, Inc. (a)	2,581	2,164
StarTek, Inc. (a)	59,461	184,329
Steel Connect, Inc. (a)	3,419	34,600
Sterling Check Corp. (a)	123,008	1,714,732
TaskUs, Inc. (a)	130,816	1,295,078
TransUnion Holding Co., Inc.	999,387	81,170,212
TriNet Group, Inc. (a)(b)	182,000	20,189,260
TrueBlue, Inc. (a)	159,791	2,417,638
Ttec Holdings, Inc.	104,351	3,105,486
Upwork, Inc. (a)	634,418	9,395,731
Verra Mobility Corp. (a)	721,686	12,838,794
Where Food Comes From, Inc. (a)(b)	11,770	166,899
Willdan Group, Inc. (a)	64,004	1,545,057
		818,773,598
Trading Companies & Distributors - 1.9%
Air Lease Corp. Class A	535,651	21,833,135
Alta Equipment Group, Inc.	128,507	1,828,655
Applied Industrial Technologies, Inc.	201,164	31,053,687
Beacon Roofing Supply, Inc. (a)	283,572	22,643,224
BlueLinx Corp. (a)	46,531	4,153,357
Boise Cascade Co.	204,719	22,390,117
Core & Main, Inc. (a)(b)	458,986	15,073,100
Custom Truck One Source, Inc. Class A (a)	318,667	2,138,256
Distribution Solutions Group I (a)	28,138	1,449,951
DXP Enterprises, Inc. (a)	75,118	2,671,947
EVI Industries, Inc. (a)	27,974	739,073
Ferguson PLC	1,061,401	171,479,946
FTAI Aviation Ltd.	514,576	19,018,729
GATX Corp.	183,207	21,644,075
Global Industrial Co.	84,126	2,846,824
GMS, Inc. (a)	215,521	14,944,226
H&E Equipment Services, Inc.	177,454	8,042,215
Herc Holdings, Inc.	125,851	16,378,249
Hudson Technologies, Inc. (a)	212,992	2,568,684
iPower, Inc. (a)(b)	51,035	37,511
Karat Packaging, Inc.	28,295	704,546
McGrath RentCorp.	127,165	12,856,382
Mega Matrix Corp. (a)	83,712	78,689
MRC Global, Inc. (a)	432,499	4,030,891
MSC Industrial Direct Co., Inc. Class A	244,629	24,966,836
NOW, Inc. (a)	548,950	6,131,772
Rush Enterprises, Inc.:
Class A	389,382	16,124,309
Class B	2,475	113,776
SiteOne Landscape Supply, Inc. (a)	233,167	39,915,859
Titan Machinery, Inc. (a)	103,814	3,220,310
Transcat, Inc. (a)	37,578	3,831,453
Triton International Ltd.	284,298	23,855,445
Veritiv Corp.	70,378	11,846,729
Watsco, Inc. (b)	173,122	63,111,625
WESCO International, Inc.	233,895	37,855,906
Willis Lease Finance Corp. (a)	12,809	546,048
Xometry, Inc. (a)(b)	153,270	2,919,794
		635,045,331
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)	9,943	44,445
TOTAL INDUSTRIALS		5,987,071,305
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.5%
ADTRAN Holdings, Inc.	372,784	3,187,303
Airspan Networks Holdings, Inc. (a)(b)	152,186	20,636
Applied Optoelectronics, Inc. (a)(b)	153,594	2,114,989
Aviat Networks, Inc. (a)	56,177	1,979,677
BK Technologies Corp.	11,316	121,138
CalAmp Corp. (a)(b)	184,506	113,176
Calix, Inc. (a)	296,212	13,776,820
Cambium Networks Corp. (a)	59,252	545,711
Casa Systems, Inc. (a)(b)	180,581	175,164
Ciena Corp. (a)	774,819	38,725,454
Clearfield, Inc. (a)(b)	65,492	2,302,044
ClearOne, Inc. (a)	66,102	58,335
CommScope Holding Co., Inc. (a)	1,112,289	3,715,045
COMSovereign Holding Corp. (a)(b)	2,037	2,770
Comtech Telecommunications Corp.	141,203	1,419,090
Digi International, Inc. (a)	184,355	6,153,770
DZS, Inc. (a)(b)	97,384	225,931
EMCORE Corp. (a)	302,830	181,698
Extreme Networks, Inc. (a)	667,913	18,334,212
Franklin Wireless Corp. (a)	19,066	60,535
Genasys, Inc. (a)	201,969	698,813
Harmonic, Inc. (a)	571,237	6,100,811
Infinera Corp. (a)(b)	1,011,395	4,733,329
Inseego Corp. (a)(b)	425,191	270,209
KVH Industries, Inc. (a)	80,001	424,005
Lantronix, Inc. (a)	156,076	608,696
Lumentum Holdings, Inc. (a)	356,578	19,301,567
NETGEAR, Inc. (a)	151,410	1,995,584
NetScout Systems, Inc. (a)	346,729	9,926,851
Network-1 Security Solutions, Inc.	43,323	93,144
Ondas Holdings, Inc. (a)(b)	233,783	233,783
Optical Cable Corp. (a)	10,841	39,678
PCTEL, Inc.	81,358	336,822
Ribbon Communications, Inc. (a)	458,852	1,358,202
Ubiquiti, Inc.	21,936	3,839,458
ViaSat, Inc. (a)(b)	395,434	10,969,339
Viavi Solutions, Inc. (a)	1,163,071	12,154,092
Vislink Technologies, Inc. (a)(b)	14,402	65,241
		166,363,122
Electronic Equipment, Instruments & Components - 2.2%
908 Devices, Inc. (a)(b)	115,153	827,950
ADDvantage Technologies Group, Inc. (a)	11,397	4,289
Advanced Energy Industries, Inc.	194,953	23,018,101
Aeva Technologies, Inc. (a)	563,262	530,931
AEye, Inc. Class A (a)(b)	781,942	203,305
Airgain, Inc. (a)	50,132	231,610
Akoustis Technologies, Inc. (a)(b)	380,783	574,982
Alpine 4 Holdings, Inc. (a)(b)	123,385	165,336
AmpliTech Group, Inc. (a)	49,161	92,423
Arlo Technologies, Inc. (a)	471,611	4,607,639
Arrow Electronics, Inc. (a)	292,368	39,010,662
Astrotech Corp. (a)	8,761	85,858
Avnet, Inc.	475,052	24,108,889
Badger Meter, Inc.	151,995	25,243,330
Bel Fuse, Inc.:
Class A	1,583	80,796
Class B (non-vtg.)	63,585	3,325,496
Belden, Inc.	219,990	20,657,061
Benchmark Electronics, Inc.	185,170	4,766,276
Cemtrex, Inc. (a)(b)	2,829	13,692
Cepton, Inc. (a)(b)	106,347	58,299
ClearSign Combustion Corp. (a)	217,320	249,918
Climb Global Solutions, Inc.	20,596	885,834
Coda Octopus Group, Inc. (a)(b)	32,938	250,329
Cognex Corp.	894,057	42,092,204
Coherent Corp. (a)	724,457	27,261,317
CPS Technologies Corp. (a)	51,270	139,454
Crane Nxt Co.	249,634	14,818,274
CTS Corp.	166,588	7,438,154
Daktronics, Inc. (a)	215,354	1,800,359
Data I/O Corp. (a)	26,515	99,431
Digital Ally, Inc. (b)	16,587	53,908
Electro-Sensors, Inc. (a)	12,185	49,837
eMagin Corp. (a)	416,618	833,236
ePlus, Inc. (a)	141,666	9,403,789
Evolv Technologies Holdings, Inc. (a)(b)	386,782	2,703,606
Fabrinet (a)	188,824	30,357,234
FARO Technologies, Inc. (a)	94,989	1,506,526
Focus Universal, Inc. (b)	132,720	245,532
Frequency Electronics, Inc.	19,817	130,990
Identiv, Inc. (a)	122,266	1,009,917
Insight Enterprises, Inc. (a)	150,053	24,021,985
Interlink Electronics, Inc. (a)	8,132	76,116
IPG Photonics Corp. (a)	161,032	17,449,428
Iteris, Inc. (a)	224,740	1,031,557
Itron, Inc. (a)	235,199	16,089,964
Jabil, Inc.	687,340	78,645,443
KEY Tronic Corp. (a)	56,316	269,754
Kimball Electronics, Inc. (a)	126,370	3,815,110
Knowles Corp. (a)	467,105	7,487,693
LGL Group, Inc. (a)	9,232	46,160
LGL Group, Inc. warrants 11/16/25 (a)	6,067	971
LightPath Technologies, Inc. Class A (a)	152,880	270,598
Lightwave Logic, Inc. (a)(b)	586,924	3,703,490
Littelfuse, Inc.	129,104	34,481,096
Luna Innovations, Inc. (a)(b)	173,073	1,192,473
M-Tron Industries, Inc.	8,921	169,500
Methode Electronics, Inc. Class A	184,151	5,938,870
MicroVision, Inc. (a)(b)	904,979	2,280,547
Mirion Technologies, Inc. Class A (a)	622,350	5,314,869
Movella Holdings, Inc. (a)(b)	138,478	110,145
Napco Security Technologies, Inc.	153,537	3,804,647
National Instruments Corp.	679,779	40,514,828
Neonode, Inc. (a)	55,177	98,767
nLIGHT, Inc. (a)	235,257	2,684,282
Nortech Systems, Inc. (a)	7,507	77,998
Novanta, Inc. (a)	185,504	30,975,458
OSI Systems, Inc. (a)	81,540	11,117,979
Ouster, Inc. (a)(b)	132,098	743,712
Par Technology Corp. (a)(b)	143,849	6,254,555
PC Connection, Inc.	58,615	3,113,629
Plexus Corp. (a)	145,427	14,768,112
Powerfleet, Inc. (a)	184,474	453,806
Presto Automation, Inc. (a)	67,160	223,643
Red Cat Holdings, Inc. (a)(b)	213,663	205,993
Research Frontiers, Inc. (a)(b)	138,541	209,197
RF Industries Ltd. (a)	44,199	166,188
Richardson Electronics Ltd.	55,765	702,081
Rogers Corp. (a)	96,665	13,969,059
Sanmina Corp. (a)	303,130	16,884,341
ScanSource, Inc. (a)	128,635	4,216,655
Sigmatron International, Inc. (a)(b)	23,262	166,556
Smartrent, Inc. (a)(b)	641,755	2,181,967
Sobr Safe, Inc. (a)(b)	68,045	91,861
Sono-Tek Corp. (a)	50,796	246,869
Taitron Components, Inc. Class A (sub. vtg.)	12,168	43,805
TD SYNNEX Corp.	215,452	21,922,241
TTM Technologies, Inc. (a)	525,356	7,827,804
Universal Security Instruments, Inc. (a)	11,617	27,648
VerifyMe, Inc. (a)(b)	31,044	35,080
Vishay Intertechnology, Inc.	659,021	18,083,536
Vishay Precision Group, Inc. (a)	65,108	2,345,190
Vontier Corp.	806,383	25,328,490
Vuzix Corp. (a)(b)	305,355	1,221,420
Wrap Technologies, Inc. (a)(b)	128,531	223,644
		722,263,584
IT Services - 2.2%
Backblaze, Inc. Class A (a)	99,653	583,967
BigCommerce Holdings, Inc. (a)	319,463	3,386,308
Brightcove, Inc. (a)	216,703	834,307
Castellum, Inc. (b)	179,876	57,434
Ciso Global, Inc. (a)	224,636	38,637
Cloudflare, Inc. (a)	1,501,563	97,646,642
Computer Task Group, Inc. (a)	72,686	747,212
Crexendo, Inc.	63,352	126,070
CSP, Inc.	12,513	194,077
Data Storage Corp. (a)(b)	23,299	83,643
DecisionPoint Systems, Inc. (a)	27,551	191,755
Digitalocean Holdings, Inc. (a)(b)	291,582	7,887,293
Edgio, Inc. (a)	674,620	582,872
Fastly, Inc. Class A (a)	599,545	14,263,176
GoDaddy, Inc. (a)	796,917	57,784,452
Grid Dynamics Holdings, Inc. (a)	271,479	3,157,301
Hackett Group, Inc.	121,227	2,857,320
Information Services Group, Inc.	186,526	969,935
Inpixon (a)(b)	8,957	1,462
Kyndryl Holdings, Inc. (a)	1,063,535	17,952,471
MongoDB, Inc. Class A (a)	363,152	138,469,858
Okta, Inc. (a)	804,203	67,158,993
OMNIQ Corp. (a)	27,466	57,679
Perficient, Inc. (a)	180,679	11,525,513
PFSweb, Inc. (a)	84,457	402,860
Rackspace Technology, Inc. (a)(b)	309,760	774,400
Research Solutions, Inc. (a)	52,139	116,791
Snowflake, Inc. (a)	1,499,029	235,122,699
Squarespace, Inc. Class A (a)	210,494	6,346,394
The Glimpse Group, Inc. (a)(b)	52,260	171,413
Thoughtworks Holding, Inc. (a)	345,730	1,718,278
TSR, Inc. (a)(b)	9,852	83,742
Tucows, Inc. (a)(b)	50,893	1,203,619
Twilio, Inc. Class A (a)	909,808	57,963,868
Unisys Corp. (a)	354,326	1,427,934
WaveDancer, Inc. (a)(b)	52,421	16,544
WidePoint Corp. (a)(b)	41,282	78,849
		731,985,768
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research, Inc. (a)	214,403	3,764,917
AEHR Test Systems (a)(b)	135,782	6,926,240
Allegro MicroSystems LLC (a)	338,504	12,947,778
Alpha & Omega Semiconductor Ltd. (a)	120,947	3,815,878
Ambarella, Inc. (a)	195,006	12,119,623
Amkor Technology, Inc.	520,811	14,561,876
Amtech Systems, Inc. (a)	55,773	478,532
Ascent Solar Technologies, Inc. (a)(b)	20,485	1,168
Atomera, Inc. (a)(b)	121,629	773,560
Axcelis Technologies, Inc. (a)	168,990	32,471,429
AXT, Inc. (a)	201,617	524,204
CEVA, Inc. (a)	119,747	2,780,525
Cirrus Logic, Inc. (a)	286,062	23,468,526
Cohu, Inc. (a)	247,245	9,244,491
Credo Technology Group Holding Ltd. (a)(b)	480,616	7,910,939
CVD Equipment Corp. (a)	26,624	190,628
Diodes, Inc. (a)	237,445	19,434,873
Entegris, Inc.	774,614	78,445,160
Everspin Technologies, Inc. (a)(b)	82,273	856,462
FormFactor, Inc. (a)	397,652	14,045,069
GSI Technology, Inc. (a)	87,892	273,344
Ichor Holdings Ltd. (a)	148,482	5,438,896
Impinj, Inc. (a)	113,966	7,586,717
indie Semiconductor, Inc. (a)(b)	447,161	2,995,979
Intest Corp. (a)	53,851	943,470
Kopin Corp. (a)	518,182	756,546
Kulicke & Soffa Industries, Inc.	293,641	15,190,049
Lattice Semiconductor Corp. (a)	712,092	69,258,068
MACOM Technology Solutions Holdings, Inc. (a)	267,980	22,660,389
Marvell Technology, Inc.	4,450,880	259,263,760
MaxLinear, Inc. Class A (a)	381,843	8,973,311
Meta Materials, Inc. (a)(b)	2,188,440	503,779
MKS Instruments, Inc.	296,450	29,713,184
Navitas Semiconductor Corp. (a)(b)	434,823	3,839,487
NVE Corp.	25,525	2,257,686
Onto Innovation, Inc. (a)	254,175	35,325,242
PDF Solutions, Inc. (a)	154,985	5,632,155
Peraso, Inc. (a)	30,551	9,150
Photronics, Inc. (a)	325,038	7,722,903
Pixelworks, Inc. (a)	242,247	312,499
Power Integrations, Inc.	297,250	24,974,945
QuickLogic Corp. (a)(b)	72,156	604,667
Rambus, Inc. (a)	564,155	31,857,833
Rigetti Computing, Inc. Class A (a)(b)	420,283	756,509
Semtech Corp. (a)	335,282	8,767,624
Silicon Laboratories, Inc. (a)	165,996	22,386,221
SiTime Corp. (a)	86,051	11,418,107
SkyWater Technology, Inc. (a)(b)	49,707	333,037
SMART Global Holdings, Inc. (a)	251,028	6,484,053
Synaptics, Inc. (a)	204,279	17,882,584
Transphorm, Inc. (a)	121,889	332,757
Trio-Tech International (a)	7,529	51,949
Ultra Clean Holdings, Inc. (a)	233,365	8,205,113
Universal Display Corp.	225,868	36,717,102
Veeco Instruments, Inc. (a)(b)	270,724	7,902,434
WiSA Technologies, Inc. (a)(b)	727	567
Wolfspeed, Inc. (a)(b)	644,518	30,820,851
		932,914,845
Software - 9.4%
8x8, Inc. (a)(b)	582,101	1,891,828
A10 Networks, Inc.	332,846	4,956,077
ACI Worldwide, Inc. (a)	561,844	13,641,572
Adeia, Inc.	550,117	5,534,177
Agilysys, Inc. (a)	103,082	7,271,920
Alarm.com Holdings, Inc. (a)	259,109	15,176,014
Alkami Technology, Inc. (a)	191,913	3,343,124
Altair Engineering, Inc. Class A (a)(b)	277,075	18,419,946
Alteryx, Inc. Class A (a)	326,487	9,637,896
American Software, Inc. Class A	177,332	2,044,638
Amplitude, Inc. (a)	318,879	3,724,507
AppFolio, Inc. (a)	99,495	19,179,651
Appian Corp. Class A (a)(b)	217,634	10,598,776
AppLovin Corp. (a)(b)	653,561	28,246,906
Arteris, Inc. (a)	90,663	613,789
Asana, Inc. (a)	409,143	8,792,483
Aspen Technology, Inc. (a)	151,025	29,298,850
Atlassian Corp. PLC (a)	787,581	160,713,779
Auddia, Inc. (a)(b)	35,566	12,199
AudioEye, Inc. (a)(b)	28,398	135,742
Aurora Innovation, Inc. (a)(b)	2,347,630	7,441,987
Authid, Inc. (a)(b)	12,887	109,668
AvePoint, Inc. (a)	491,088	3,408,151
Aware, Inc. (a)	52,977	77,876
Bentley Systems, Inc. Class B	1,034,479	51,630,847
Bill Holdings, Inc. (a)	495,639	57,147,177
Bio-Key International, Inc. (a)	61,512	31,371
Black Knight, Inc. (a)	811,005	61,441,739
Blackbaud, Inc. (a)	235,181	17,899,626
Blackboxstocks, Inc. (a)	3,671	9,985
BlackLine, Inc. (a)	286,974	17,235,658
Blend Labs, Inc. (a)(b)	852,132	988,473
Box, Inc. Class A (a)	744,804	19,722,410
Braze, Inc. (a)	199,264	9,217,953
Bridgeline Digital, Inc. (a)	29,783	26,805
BSQUARE Corp. (a)	94,022	113,767
BTCS, Inc. (a)	38,513	40,439
BTCS, Inc. Series V (c)	38,570	0
C3.ai, Inc. (a)(b)	451,914	14,018,372
CCC Intelligent Solutions Holdings, Inc. Class A (a)	559,114	5,982,520
Cerence, Inc. (a)	212,976	5,558,674
Cipher Mining, Inc. (a)(b)	215,355	686,982
Cleanspark, Inc. (a)(b)	580,002	2,859,410
Clear Secure, Inc.	430,401	9,356,918
Clearwater Analytics Holdings, Inc. (a)(b)	420,816	7,637,810
CommVault Systems, Inc. (a)	227,173	15,518,188
Confluent, Inc. (a)	973,218	32,203,784
Consensus Cloud Solutions, Inc. (a)	89,367	2,853,488
CoreCard Corp. (a)(b)	32,624	692,934
Couchbase, Inc. (a)	128,829	2,202,976
Crowdstrike Holdings, Inc. (a)	1,162,004	189,441,512
CS Disco, Inc. (a)(b)	88,938	844,911
CXApp, Inc.:
Class A (a)(b)	9,891	39,267
Class C (b)	3,096	11,677
Cyngn, Inc. (a)(b)	79,388	45,648
D-Wave Quantum, Inc.	279,695	324,446
Datadog, Inc. Class A (a)	1,305,714	125,975,287
DatChat, Inc. (a)	115,263	53,367
Dave, Inc. (a)(b)	26,375	203,088
Digimarc Corp. (a)(b)	70,807	2,318,221
Digital Turbine, Inc. (a)	470,231	4,189,758
DocuSign, Inc. (a)	1,048,851	52,757,205
Dolby Laboratories, Inc. Class A (b)	307,304	25,957,969
Domo, Inc. Class B (a)	162,639	1,733,732
DoubleVerify Holdings, Inc. (a)	524,673	17,739,194
Dropbox, Inc. Class A (a)	1,402,656	38,979,810
Duos Technologies Group, Inc. (a)	32,091	171,366
Dynatrace, Inc. (a)	1,121,773	54,069,459
E2open Parent Holdings, Inc. (a)(b)	887,427	4,286,272
Ebix, Inc.	120,538	2,012,985
eGain Communications Corp. (a)	115,818	771,348
Elastic NV (a)	403,785	24,986,216
Enfusion, Inc. Class A (a)	101,971	870,832
EngageSmart, Inc. (a)	164,889	2,920,184
Envestnet, Inc. (a)(b)	282,486	15,432,210
Everbridge, Inc. (a)	211,863	5,256,321
EverCommerce, Inc. (a)	146,099	1,544,266
Expensify, Inc. (a)	230,977	990,891
Five9, Inc. (a)	369,846	26,765,755
Foxo Technologies, Inc. Class A (a)(b)	120,248	17,592
Freshworks, Inc. (a)	873,514	19,103,751
GitLab, Inc. (a)	342,771	16,237,062
Greenidge Generation Holdings, Inc. (a)(b)	18,570	86,536
GSE Systems, Inc. (a)	31,654	11,174
Guidewire Software, Inc. (a)	423,520	36,604,834
HashiCorp, Inc. (a)	497,711	14,513,253
HubSpot, Inc. (a)	257,098	140,509,199
Informatica, Inc. (a)(b)	200,777	4,206,278
Instructure Holdings, Inc. (a)(b)	89,746	2,325,319
Intapp, Inc. (a)	118,401	4,334,661
Intellicheck, Inc. (a)	86,153	223,998
InterDigital, Inc.	137,627	11,933,637
Intrusion, Inc. (a)(b)	70,868	57,403
Inuvo, Inc. (a)(b)	467,304	111,218
Issuer Direct Corp. (a)	15,700	334,410
Jamf Holding Corp. (a)	245,420	4,137,781
Kaltura, Inc. (a)	375,210	709,147
LivePerson, Inc. (a)	381,099	1,600,616
Liveramp Holdings, Inc. (a)	338,896	10,959,897
Livevox Holdings, Inc. (a)	77,131	248,362
Manhattan Associates, Inc. (a)	320,392	64,917,827
Marathon Digital Holdings, Inc. (a)(b)	870,373	10,940,589
MariaDB PLC	124,977	72,749
Marin Software, Inc. (a)(b)	70,525	32,442
Matterport, Inc. (a)(b)	1,176,255	3,152,363
MeridianLink, Inc. (a)	103,222	1,828,062
MicroStrategy, Inc. Class A (a)(b)	57,026	20,388,506
Mitek Systems, Inc. (a)	231,613	2,587,117
Model N, Inc. (a)(b)	180,261	4,867,047
N-able, Inc. (a)	354,031	4,733,394
nCino, Inc. (a)(b)	405,215	13,319,417
NCR Corp. (a)	727,550	22,379,438
Near Intelligence, Inc. (a)(b)	79,010	30,111
NetSol Technologies, Inc. (a)	60,492	133,082
New Relic, Inc. (a)	303,845	25,860,248
Nextnav, Inc. (a)(b)	121,249	523,796
Nutanix, Inc. Class A (a)	1,191,815	37,065,447
Oblong, Inc. (a)	4,789	3,401
Olo, Inc. (a)(b)	539,381	3,479,007
ON24, Inc.	214,949	1,474,550
Onespan, Inc. (a)	182,112	2,230,872
Pagerduty, Inc. (a)	435,551	11,219,794
Palantir Technologies, Inc. (a)	9,284,616	139,083,548
Park City Group, Inc.	63,035	567,945
Pegasystems, Inc.	215,636	10,708,484
Phunware, Inc. (a)(b)	514,784	143,882
Porch Group, Inc. Class A (a)(b)	430,834	364,055
PowerSchool Holdings, Inc. (a)(b)	209,245	4,628,499
Procore Technologies, Inc. (a)	362,302	24,473,500
Progress Software Corp.	223,163	13,577,237
PROS Holdings, Inc. (a)	218,321	7,828,991
Q2 Holdings, Inc. (a)	303,137	10,430,944
Qualys, Inc. (a)	173,553	27,013,524
Quantum Computing, Inc. (a)(b)	184,260	217,427
Rapid7, Inc. (a)	312,636	15,753,728
Red Violet, Inc. (a)	60,276	1,239,275
Rekor Systems, Inc. (a)(b)	273,481	1,011,880
Remark Holdings, Inc. (a)(b)	51,805	30,669
Rimini Street, Inc. (a)	258,124	624,660
RingCentral, Inc. (a)	404,654	12,515,948
Riot Platforms, Inc. (a)(b)	903,620	10,256,087
Rubicon Technologies, Inc. Class A (a)(b)	245,144	122,302
Samsara, Inc. (a)	638,170	17,460,331
SecureWorks Corp. (a)	63,231	436,294
Semrush Holdings, Inc. (a)	184,735	1,745,746
SentinelOne, Inc. (a)	1,215,764	20,218,155
Sigma Additive Solutions, Inc. (a)	58,258	13,277
SilverSun Technologies, Inc. (A Shares) (b)	16,439	60,167
Smartsheet, Inc. (a)	690,523	28,815,525
Smith Micro Software, Inc. (a)(b)	301,182	515,021
SolarWinds, Inc. (a)	242,540	2,583,051
Soluna Holdings, Inc. (a)(b)	39,538	9,762
Sonic Foundry, Inc. (a)(b)	6,516	5,082
SoundHound AI, Inc. (a)(b)	665,722	1,677,619
SoundThinking, Inc. (a)	44,056	945,442
Splunk, Inc. (a)	788,759	95,644,916
Sprinklr, Inc. (a)	410,094	6,204,722
Sprout Social, Inc. (a)(b)	248,085	13,282,471
SPS Commerce, Inc. (a)	189,170	35,210,212
Stronghold Digital Mining, Inc. Class A (a)(b)	29,444	165,181
Synchronoss Technologies, Inc. (a)	434,109	434,109
T Stamp, Inc. Class A (a)(b)	14,235	23,488
Telos Corp. (a)	277,200	723,492
Tenable Holdings, Inc. (a)	595,279	27,007,808
Teradata Corp. (a)	522,587	24,180,100
TeraWulf, Inc. (a)(b)	590,692	1,234,546
TeraWulf, Inc. rights (a)(c)	5,763	0
UiPath, Inc. Class A (a)	1,863,711	29,465,271
Unity Software, Inc. (a)(b)	1,159,125	42,968,764
Upland Software, Inc. (a)	148,699	527,881
Varonis Systems, Inc. (a)	571,340	18,242,886
Verb Technology Co., Inc. (a)(b)	8,540	6,104
Verint Systems, Inc. (a)	336,254	10,891,267
Veritone, Inc. (a)(b)	156,993	481,969
Vertex, Inc. Class A (a)	205,820	4,608,310
Viant Technology, Inc. (a)	74,634	467,955
VirnetX Holding Corp. (a)(b)	323,153	104,055
VMware, Inc. Class A (a)	1,086,224	183,332,887
Weave Communications, Inc. (a)	143,940	1,469,627
Workday, Inc. Class A (a)	1,065,606	260,540,667
Workiva, Inc. (a)	241,285	26,987,727
Xperi, Inc.	220,547	2,602,455
Yext, Inc. (a)	550,675	4,823,913
ZeroFox Holdings, Inc. (a)	147,772	153,683
Zeta Global Holdings Corp. (a)(b)	689,613	5,606,554
Zoom Video Communications, Inc. Class A (a)	1,143,654	81,233,744
Zscaler, Inc. (a)	444,168	69,312,416
Zuora, Inc. (a)	661,672	6,027,832
		3,098,593,515
Technology Hardware, Storage & Peripherals - 0.7%
Astro-Med, Inc. (a)	34,650	512,820
Avid Technology, Inc. (a)	170,779	4,552,968
Boxlight Corp. (a)(b)	41,737	97,247
CompoSecure, Inc. (a)(b)	41,628	261,424
Corsair Gaming, Inc. (a)(b)	208,902	3,283,939
CPI Card Group (a)	23,523	486,220
Dell Technologies, Inc.	1,324,418	74,485,268
Eastman Kodak Co. (a)	380,449	1,700,607
Immersion Corp.	173,781	1,219,943
Intevac, Inc. (a)	129,349	448,841
IonQ, Inc. (a)(b)	795,240	13,670,176
Movano, Inc. (a)	128,802	151,986
One Stop Systems, Inc. (a)	106,750	212,433
Pure Storage, Inc. Class A (a)	1,498,432	54,827,627
Quantum Corp. (a)	558,157	346,057
Socket Mobile, Inc. (a)	28,558	35,698
Sonim Technologies, Inc. (a)	110,517	74,488
Super Micro Computer, Inc. (a)	236,819	65,144,171
Transact Technologies, Inc. (a)	46,769	334,398
Turtle Beach Corp. (a)	89,275	970,419
Xerox Holdings Corp.	598,287	9,506,780
		232,323,510
TOTAL INFORMATION TECHNOLOGY		5,884,444,344
MATERIALS - 4.1%
Chemicals - 1.6%
Advanced Emissions Solutions, Inc. (a)	131,962	248,089
AdvanSix, Inc.	141,540	4,682,143
Alto Ingredients, Inc. (a)	363,666	1,312,834
American Vanguard Corp.	140,716	1,944,695
Ashland, Inc.	250,860	21,732,002
Aspen Aerogels, Inc. (a)(b)	303,096	1,845,855
Avient Corp.	446,361	17,903,540
Axalta Coating Systems Ltd. (a)	1,140,380	32,272,754
Balchem Corp.	167,203	23,492,022
Cabot Corp.	290,872	21,076,585
Chase Corp.	38,380	4,855,070
Core Molding Technologies, Inc. (a)	36,621	992,795
Crown ElectroKinetics Corp. (a)(b)	1,188	1,461
Danimer Scientific, Inc. (a)(b)	453,365	884,062
Ecovyst, Inc. (a)	361,071	3,697,367
Element Solutions, Inc.	1,164,154	24,004,855
Flotek Industries, Inc. (a)(b)	398,778	350,526
FutureFuel Corp.	129,422	916,308
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	5,705,982	13,351,998
H.B. Fuller Co.	279,352	20,261,401
Hawkins, Inc.	100,416	6,244,871
Huntsman Corp.	880,406	24,536,915
Ingevity Corp. (a)	179,237	9,659,082
Innospec, Inc.	130,898	14,061,063
Intrepid Potash, Inc. (a)	49,859	1,337,717
Koppers Holdings, Inc.	106,484	4,077,272
Kronos Worldwide, Inc.	111,210	934,164
Livent Corp. (a)(b)	934,549	20,064,767
Loop Industries, Inc. (a)(b)	115,118	323,482
LSB Industries, Inc. (a)	244,489	2,474,229
Mativ, Inc.	294,055	4,822,502
Minerals Technologies, Inc.	169,765	10,372,642
NewMarket Corp.	34,408	16,159,373
Northern Technologies International Corp.	38,664	498,766
Olin Corp.	621,844	36,079,389
Origin Materials, Inc. Class A (a)(b)	634,806	869,684
Orion SA	290,981	6,581,990
Perimeter Solutions SA (a)	784,003	4,633,458
PureCycle Technologies, Inc. (a)(b)	695,627	6,211,949
Quaker Houghton	70,989	12,599,128
Rayonier Advanced Materials, Inc. (a)	326,193	1,151,461
RPM International, Inc.	667,120	66,538,549
Sensient Technologies Corp.	220,804	13,603,734
Stepan Co.	111,184	9,703,028
The Chemours Co. LLC	770,642	26,217,241
The Scotts Miracle-Gro Co. Class A	213,792	12,113,455
Trinseo PLC	181,945	1,915,881
Tronox Holdings PLC	614,105	8,376,392
Valhi, Inc.	10,263	135,882
Westlake Corp.	177,740	23,280,385
		541,404,813
Construction Materials - 0.2%
Eagle Materials, Inc.	185,883	35,191,370
Knife River Holding Co.	264,942	13,633,915
Smith-Midland Corp. (a)	21,624	415,830
Summit Materials, Inc.	616,161	23,050,583
United States Lime & Minerals, Inc.	10,579	2,291,200
		74,582,898
Containers & Packaging - 0.8%
Aptargroup, Inc.	338,552	44,878,453
Berry Global Group, Inc.	616,072	40,254,144
Crown Holdings, Inc.	620,503	57,495,808
Eightco Holdings, Inc. (a)(b)	1,637	1,053
Graphic Packaging Holding Co.	1,587,506	35,306,133
Greif, Inc.:
Class A	126,530	9,184,813
Class B	34,666	2,583,657
Myers Industries, Inc.	196,757	3,700,999
O-I Glass, Inc. (a)	803,013	15,947,838
Pactiv Evergreen, Inc.	207,554	1,706,094
Ranpak Holdings Corp. (A Shares) (a)	217,350	1,375,826
Silgan Holdings, Inc.	436,244	19,687,692
Sonoco Products Co.	505,986	29,068,896
TriMas Corp.	218,851	5,733,896
		266,925,302
Metals & Mining - 1.4%
5E Advanced Materials, Inc. (a)(b)	151,913	388,897
Alcoa Corp.	924,295	27,802,794
Alpha Metallurgical Resources	68,486	13,891,700
Ampco-Pittsburgh Corp. (a)	59,704	192,247
Arch Resources, Inc.	96,640	12,621,184
Ascent Industries Co. (a)	40,728	363,701
ATI, Inc. (a)	664,701	30,130,896
Carpenter Technology Corp.	251,606	15,758,084
Century Aluminum Co. (a)	284,438	2,116,219
Cleveland-Cliffs, Inc. (a)	2,668,951	40,808,261
Coeur d'Alene Mines Corp. (a)(b)	1,707,739	4,115,651
Commercial Metals Co.	606,694	34,150,805
Compass Minerals International, Inc.	180,748	5,449,552
Contango ORE, Inc. (a)(b)	16,148	294,378
Dakota Gold Corp. (a)	284,252	818,646
Friedman Industries	33,953	472,626
Gatos Silver, Inc. (a)	244,100	1,115,537
Gold Resource Corp.	423,496	203,532
Golden Minerals Co. (a)	21,036	17,250
Haynes International, Inc.	65,616	3,202,717
Hecla Mining Co.	2,984,093	13,100,168
Hycroft Mining Holding Corp. (a)(b)	764,998	267,749
Idaho Strategic Resources, Inc. (a)	46,629	253,195
Kaiser Aluminum Corp.	84,858	6,442,419
Materion Corp.	106,737	11,611,918
McEwen Mining, Inc. (a)	203,288	1,644,600
MP Materials Corp. (a)(b)	483,259	10,119,443
Olympic Steel, Inc.	49,391	2,643,406
Paramount Gold Nevada Corp. (a)	312,322	105,877
Piedmont Lithium, Inc. (a)(b)	84,726	3,792,336
Ramaco Resources, Inc.	135,908	1,065,519
Ramaco Resources, Inc. Class B	16,547	179,369
Reliance Steel & Aluminum Co.	304,383	86,736,980
Royal Gold, Inc.	340,464	38,162,610
Ryerson Holding Corp.	105,183	3,275,399
Schnitzer Steel Industries, Inc. Class A	131,748	4,374,034
Solitario Exploration & Royalty Corp. (a)	214,126	126,334
SunCoke Energy, Inc.	433,420	4,030,806
TimkenSteel Corp. (a)	201,056	4,405,137
Tredegar Corp.	130,726	657,552
U.S. Gold Corp. (a)	32,856	126,167
U.S. GoldMining, Inc. (b)	10,021	100,010
United States Antimony Corp. (a)	390,788	168,039
United States Steel Corp.	1,171,683	36,427,624
Universal Stainless & Alloy Products, Inc. (a)	44,138	601,601
Warrior Metropolitan Coal, Inc.	270,919	10,717,556
Worthington Industries, Inc.	157,018	11,818,745
		446,869,270
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	88,340	3,382,539
Glatfelter Corp.	227,290	454,580
Louisiana-Pacific Corp.	373,430	23,331,906
Mercer International, Inc. (SBI) (b)	210,182	1,910,554
Sylvamo Corp.	166,073	6,936,869
		36,016,448
TOTAL MATERIALS		1,365,798,731
REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Acadia Realty Trust (SBI)	495,277	7,374,675
Agree Realty Corp.	486,392	30,068,753
Alexander & Baldwin, Inc.	377,938	6,806,663
Alexanders, Inc.	11,438	2,193,237
Alpine Income Property Trust, Inc.	73,929	1,285,625
American Assets Trust, Inc.	272,122	5,826,132
American Homes 4 Rent Class A	1,631,591	58,802,540
Americold Realty Trust	1,403,943	47,242,682
Apartment Income (REIT) Corp.	783,210	26,676,133
Apartment Investment & Management Co. Class A	755,472	5,749,142
Apple Hospitality (REIT), Inc.	1,118,025	16,792,736
Armada Hoffler Properties, Inc.	357,361	4,070,342
Ashford Hospitality Trust, Inc. (a)	173,563	515,482
Bluerock Homes Trust, Inc.	22,458	312,391
Braemar Hotels & Resorts, Inc.	284,034	772,572
Brandywine Realty Trust (SBI)	913,143	4,565,715
Brixmor Property Group, Inc.	1,565,818	34,416,680
Broadstone Net Lease, Inc.	992,354	16,046,364
BRT Apartments Corp.	67,618	1,261,076
CareTrust (REIT), Inc.	532,967	10,739,285
CBL & Associates Properties, Inc. (b)	127,034	2,717,257
Centerspace	78,248	5,065,776
Chatham Lodging Trust	252,655	2,470,966
City Office REIT, Inc.	213,462	1,075,848
Clipper Realty, Inc.	77,001	473,556
Community Healthcare Trust, Inc.	129,272	4,290,538
CorEnergy Infrastructure Trust, Inc. (b)	87,281	77,680
Corporate Office Properties Trust (SBI)	581,203	15,041,534
Cousins Properties, Inc.	798,912	18,774,432
Creative Media & Community Trust Corp.	69,449	302,103
CTO Realty Growth, Inc.	108,412	1,910,219
CubeSmart	1,163,959	48,548,730
DiamondRock Hospitality Co.	1,100,461	8,869,716
Diversified Healthcare Trust (SBI)	1,229,971	3,339,371
Douglas Emmett, Inc.	876,378	11,980,087
Easterly Government Properties, Inc.	489,048	6,538,572
EastGroup Properties, Inc.	231,853	41,647,754
Elme Communities (SBI)	456,719	7,024,338
Empire State Realty Trust, Inc.	689,506	6,019,387
EPR Properties	394,403	17,661,366
Equity Commonwealth	573,723	10,917,949
Equity Lifestyle Properties, Inc.	905,563	60,636,498
Essential Properties Realty Trust, Inc.	785,760	18,873,955
Farmland Partners, Inc.	246,789	2,739,358
First Industrial Realty Trust, Inc.	690,080	35,842,755
Four Corners Property Trust, Inc.	459,208	11,553,673
Franklin Street Properties Corp.	469,201	900,866
Gaming & Leisure Properties	1,363,110	64,611,414
Generation Income Properties, Inc.	1,338	4,977
Getty Realty Corp.	232,653	6,984,243
Gladstone Commercial Corp.	211,100	2,775,965
Gladstone Land Corp.	173,242	2,725,097
Global Medical REIT, Inc.	329,421	3,188,795
Global Net Lease, Inc.	542,142	6,153,312
Global Self Storage, Inc.	71,932	356,783
Healthcare Trust of America, Inc.	1,980,972	34,706,629
Hersha Hospitality Trust	173,439	1,703,171
Highwoods Properties, Inc. (SBI)	562,917	13,414,312
Hudson Pacific Properties, Inc.	673,973	4,589,756
Independence Realty Trust, Inc.	1,181,264	19,880,673
Industrial Logistics Properties Trust	330,550	1,299,062
InnSuites Hospitality Trust	26,845	40,804
InvenTrust Properties Corp.	348,348	8,329,001
JBG SMITH Properties (b)	501,078	7,856,903
Kilroy Realty Corp.	555,219	20,515,342
Kite Realty Group Trust	1,146,063	25,866,642
Lamar Advertising Co. Class A	453,962	41,410,414
LTC Properties, Inc.	224,770	7,385,942
LXP Industrial Trust (REIT)	1,556,796	15,287,737
Medalist Diversified (REIT), Inc.	25,881	135,875
Medical Properties Trust, Inc. (b)	3,100,062	22,382,448
Modiv Industrial, Inc.	30,285	378,563
National Health Investors, Inc.	229,845	11,751,975
National Storage Affiliates Trust	431,217	14,488,891
Necessity Retail (REIT), Inc./The	699,384	5,245,380
NETSTREIT Corp.	320,978	5,434,158
NexPoint Diversified Real Estate Trust	170,660	1,614,444
NexPoint Residential Trust, Inc.	118,245	4,440,100
NNN (REIT), Inc.	947,907	37,338,057
Office Properties Income Trust	260,072	1,924,533
Omega Healthcare Investors, Inc.	1,214,924	38,658,882
One Liberty Properties, Inc.	89,850	1,765,553
Orion Office (REIT), Inc.	297,641	1,735,247
Outfront Media, Inc.	771,049	8,751,406
Paramount Group, Inc.	854,617	4,392,731
Park Hotels & Resorts, Inc.	1,123,323	14,412,234
Peakstone Realty Trust (b)	183,828	3,612,220
Pebblebrook Hotel Trust	632,575	9,153,360
Phillips Edison & Co., Inc.	614,190	20,796,473
Physicians Realty Trust	1,256,859	17,482,909
Piedmont Office Realty Trust, Inc. Class A	651,814	4,477,962
Plymouth Industrial REIT, Inc.	203,818	4,669,470
Postal Realty Trust, Inc.	103,138	1,488,281
Potlatch Corp.	414,455	19,587,143
Presidio Property Trust, Inc. Class A	76,776	62,956
Rayonier, Inc.	767,780	22,956,622
Regency Centers Corp.	1	62
Retail Opportunity Investments Corp.	652,898	8,788,007
Rexford Industrial Realty, Inc.	1,045,292	55,891,763
RLJ Lodging Trust	839,485	8,386,455
RPT Realty	450,477	5,108,409
Ryman Hospitality Properties, Inc.	305,211	25,952,091
Sabra Health Care REIT, Inc.	1,228,597	15,394,320
Safehold, Inc. (b)	206,433	4,392,894
Saul Centers, Inc.	68,286	2,564,822
Service Properties Trust	869,816	7,184,680
SITE Centers Corp.	958,257	12,792,731
SL Green Realty Corp. (b)	333,298	13,085,279
Sotherly Hotels, Inc. (a)	92,452	178,432
Spirit Realty Capital, Inc.	738,446	28,511,400
Stag Industrial, Inc.	937,132	34,233,432
Star Holdings	68,959	939,222
Summit Hotel Properties, Inc.	550,126	3,196,232
Sun Communities, Inc.	646,205	79,108,416
Sunstone Hotel Investors, Inc.	1,086,999	9,761,251
Tanger Factory Outlet Centers, Inc.	547,215	12,722,749
Terreno Realty Corp.	388,041	23,627,816
The Macerich Co.	1,132,284	13,236,400
UMH Properties, Inc.	295,508	4,417,845
Uniti Group, Inc.	1,258,877	6,760,169
Universal Health Realty Income Trust (SBI)	67,555	3,150,090
Urban Edge Properties	606,119	9,916,107
Veris Residential, Inc.	422,631	7,865,163
Vornado Realty Trust	832,595	19,998,932
Wheeler REIT, Inc. (a)(b)	4,042	15,804
Whitestone REIT Class B	248,225	2,482,250
WP Carey, Inc.	1,109,805	72,192,815
Xenia Hotels & Resorts, Inc.	562,715	6,640,037
		1,693,533,431
Real Estate Management & Development - 0.7%
Alset, Inc. (a)(b)	8,655	11,857
Altisource Asset Management Corp. (a)(b)	2,897	24,451
Altisource Portfolio Solutions SA (a)(b)	73,875	300,671
American Realty Investments, Inc. (a)(b)	8,477	169,116
American Strategic Investment Co. (a)(b)	8,384	55,035
Amrep Corp. (a)	18,262	309,632
Anywhere Real Estate, Inc. (a)	567,540	3,723,062
Appreciate Holdings, Inc. (a)	89,532	25,946
Avalon GloboCare Corp. (a)(b)	7,659	7,659
Compass, Inc. (a)	1,413,330	5,087,988
Comstock Holding Companies, Inc. (a)	13,436	56,566
Cushman & Wakefield PLC (a)	842,577	7,743,283
Digitalbridge Group, Inc. (b)	760,853	13,254,059
Doma Holdings, Inc. Class A (a)(b)	22,935	145,867
Douglas Elliman, Inc.	367,735	923,015
eXp World Holdings, Inc. (b)	384,638	7,392,742
Fathom Holdings, Inc. (a)(b)	39,417	243,203
Forestar Group, Inc. (a)	93,672	2,670,589
FRP Holdings, Inc. (a)	33,033	1,881,890
Howard Hughes Holdings, Inc.	179,574	14,123,495
InterGroup Corp. (a)	2,545	87,370
J.W. Mays, Inc. (a)	2,172	102,584
Jones Lang LaSalle, Inc. (a)	246,503	42,595,718
Kennedy-Wilson Holdings, Inc.	607,066	9,694,844
LuxUrban Hotels, Inc.	54,045	156,190
Marcus & Millichap, Inc.	125,046	4,164,032
Maui Land & Pineapple, Inc. (a)	37,293	513,898
New Concept Energy, Inc. (a)(b)	17,935	20,356
Newmark Group, Inc.	638,807	4,529,142
Offerpad Solutions, Inc. (a)(b)	81,429	1,061,834
Opendoor Technologies, Inc. (a)(b)	2,699,630	10,528,557
Rafael Holdings, Inc. (a)	82,133	179,871
RE/MAX Holdings, Inc.	95,212	1,542,434
Redfin Corp. (a)(b)	580,196	5,523,466
Seritage Growth Properties (a)(b)	187,101	1,412,613
Stratus Properties, Inc.	35,277	974,704
Tejon Ranch Co. (a)	131,165	2,187,832
The RMR Group, Inc.	77,169	1,950,832
The St. Joe Co.	177,729	10,972,988
Transcontinental Realty Investors, Inc. (a)(b)	7,492	257,200
Trinity Place Holdings, Inc. (a)(b)	49,290	18,681
WeWork, Inc. (a)(b)	3,600,695	424,882
Zillow Group, Inc.:
Class A (a)	311,562	15,864,737
Class C (a)(b)	817,375	42,634,280
		215,549,171
TOTAL REAL ESTATE		1,909,082,602
UTILITIES - 1.8%
Electric Utilities - 0.5%
Allete, Inc.	295,474	16,221,523
Avangrid, Inc.	364,024	12,558,828
Genie Energy Ltd. Class B	110,368	1,689,734
Hawaiian Electric Industries, Inc. (b)	566,611	7,943,886
IDACORP, Inc.	260,767	24,991,909
MGE Energy, Inc.	189,096	13,696,223
OGE Energy Corp.	1,033,128	35,178,008
Otter Tail Corp. (b)	216,693	17,849,002
PNM Resources, Inc.	441,116	19,545,850
Portland General Electric Co.	502,215	22,027,150
Via Renewables, Inc. Class A,	12,493	109,813
		171,811,926
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	92,072	10,137,127
National Fuel Gas Co.	476,348	25,598,942
New Jersey Resources Corp.	500,946	21,124,893
Northwest Natural Holding Co.	186,295	7,317,668
ONE Gas, Inc.	288,631	20,917,089
RGC Resources, Inc.	41,732	754,515
Southwest Gas Holdings, Inc.	339,987	21,055,395
Spire, Inc.	272,941	15,942,484
UGI Corp.	1,092,015	27,496,938
		150,345,051
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)(b)	187,277	1,209,809
Clearway Energy, Inc.:
Class A	174,157	4,082,240
Class C	435,873	10,796,574
Montauk Renewables, Inc. (a)(b)	324,898	3,102,776
Ormat Technologies, Inc.	273,306	20,754,858
Spruce Power Holding Corp. (Class A) (a)(b)	659,920	521,997
Sunnova Energy International, Inc. (a)(b)	521,500	7,254,065
Vistra Corp.	1,817,025	57,090,926
		104,813,245
Multi-Utilities - 0.2%
Avista Corp.	392,992	13,082,704
Black Hills Corp.	344,490	18,946,950
NorthWestern Energy Corp.	307,699	15,508,030
Unitil Corp.	84,630	4,131,637
		51,669,321
Water Utilities - 0.3%
American States Water Co.	191,749	16,147,183
Artesian Resources Corp. Class A	40,462	1,867,726
Cadiz, Inc. (a)	237,470	952,255
California Water Service Group	297,178	14,933,195
Consolidated Water Co., Inc.	75,020	1,998,533
Essential Utilities, Inc.	1,248,174	46,057,621
Global Water Resources, Inc.	60,298	672,323
Middlesex Water Co.	91,033	6,851,144
Pure Cycle Corp. (a)	101,694	1,117,617
SJW Group	141,928	9,333,185
York Water Co.	76,386	3,111,966
		103,042,748
TOTAL UTILITIES		581,682,291
TOTAL COMMON STOCKS (Cost $27,345,818,748)		32,994,470,675

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	1,918
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	117,390	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,395)		1,919

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $4,995,725)	5,000,000	4,995,605

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (f)	6,520,183	6,521,487
Fidelity Securities Lending Cash Central Fund 5.44% (f)(g)	1,980,807,548	1,981,005,629
TOTAL MONEY MARKET FUNDS (Cost $1,987,527,116)		1,987,527,116

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $29,338,347,984)	34,986,995,315
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(1,951,758,363)
NET ASSETS - 100.0%	33,035,236,952

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	370	Sep 2023	35,179,600	458,057	458,057
CME E-mini S&P MidCap 400 Index Contracts (United States)	89	Sep 2023	23,573,430	408,685	408,685

TOTAL FUTURES CONTRACTS					866,742
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,007,234.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	31,208,723	1,748,197,123	1,772,884,359	1,226,712	-	-	6,521,487	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	2,075,520,482	2,694,196,143	2,788,710,996	30,056,867	-	-	1,981,005,629	7.1%
Total	2,106,729,205	4,442,393,266	4,561,595,355	31,283,579	-	-	1,987,527,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,279,284,985	1,279,284,980	-	5
Consumer Discretionary	4,001,807,698	4,001,807,697	-	1
Consumer Staples	922,338,726	922,337,319	1,407	-
Energy	1,554,626,180	1,554,626,180	-	-
Financials	5,467,059,795	5,467,059,795	-	-
Health Care	4,041,274,018	4,039,979,214	961,539	333,265
Industrials	5,987,073,223	5,987,043,310	78	29,835
Information Technology	5,884,444,345	5,884,432,667	11,677	1
Materials	1,365,798,731	1,365,798,731	-	-
Real Estate	1,909,082,602	1,909,082,602	-	-
Utilities	581,682,291	581,682,291	-	-

U.S. Government and Government Agency Obligations	4,995,605	-	4,995,605	-

Money Market Funds	1,987,527,116	1,987,527,116	-	-
Total Investments in Securities:	34,986,995,315	34,980,661,902	5,970,306	363,107
Derivative Instruments:

Assets
Futures Contracts	866,742	866,742	-	-
Total Assets	866,742	866,742	-	-
Total Derivative Instruments:	866,742	866,742	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	866,742	0
Total Equity Risk	866,742	0
Total Value of Derivatives	866,742	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Extended Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,891,251,779) - See accompanying schedule:
Unaffiliated issuers (cost $27,350,820,868)	$32,999,468,199
Fidelity Central Funds (cost $1,987,527,116)	1,987,527,116

Total Investment in Securities (cost $29,338,347,984)		$34,986,995,315
Receivable for investments sold		616,746
Receivable for fund shares sold		20,049,379
Dividends receivable		23,164,218
Distributions receivable from Fidelity Central Funds		4,545,752
Other receivables		688,156
Total assets		35,036,059,566
Liabilities
Payable to custodian bank	$692,706
Payable for fund shares redeemed	17,338,715
Accrued management fee	958,595
Payable for daily variation margin on futures contracts	52,855
Other payables and accrued expenses	535,961
Collateral on securities loaned	1,981,243,782
Total Liabilities		2,000,822,614
Net Assets		$33,035,236,952
Net Assets consist of:
Paid in capital		$27,007,234,114
Total accumulated earnings (loss)		6,028,002,838
Net Assets		$33,035,236,952
Net Asset Value, offering price and redemption price per share ($33,035,236,952 ÷ 458,485,433 shares)		$72.05

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$211,600,399
Interest		138,585
Income from Fidelity Central Funds (including $30,056,867 from security lending)		31,283,579
Total Income		243,022,563
Expenses
Management fee	$5,383,053
Independent trustees' fees and expenses	115,946
Total expenses before reductions	5,498,999
Expense reductions	(64,185)
Total expenses after reductions		5,434,814
Net Investment income (loss)		237,587,749
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	57,002,210
Redemptions in-kind	659,585,575
Futures contracts	(1,964,502)
Total net realized gain (loss)		714,623,283
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	589,039,130
Futures contracts	(192,205)
Total change in net unrealized appreciation (depreciation)		588,846,925
Net gain (loss)		1,303,470,208
Net increase (decrease) in net assets resulting from operations		$1,541,057,957
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$237,587,749	$450,342,047
Net realized gain (loss)	714,623,283	406,534,341
Change in net unrealized appreciation (depreciation)	588,846,925	(4,977,839,498)
Net increase (decrease) in net assets resulting from operations	1,541,057,957	(4,120,963,110)
Distributions to shareholders	(39,262,124)	(557,440,092)

Share transactions
Proceeds from sales of shares	3,747,344,814	7,485,216,682
Reinvestment of distributions	37,357,343	533,007,585
Cost of shares redeemed	(4,428,799,216)	(9,894,528,194)

Net increase (decrease) in net assets resulting from share transactions	(644,097,059)	(1,876,303,927)
Total increase (decrease) in net assets	857,698,774	(6,554,707,129)

Net Assets
Beginning of period	32,177,538,178	38,732,245,307
End of period	$33,035,236,952	$32,177,538,178

Other Information
Shares
Sold	54,919,877	111,191,123
Issued in reinvestment of distributions	568,519	7,987,572
Redeemed	(65,344,075)	(144,845,207)
Net increase (decrease)	(9,855,679)	(25,666,512)

Financial Highlights
Fidelity® Extended Market Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$68.71	$78.40	$90.30	$59.56	$62.22	$61.68
Income from Investment Operations
Net investment income (loss) B,C	.52	.96	.82	.75	.86	.88
Net realized and unrealized gain (loss)	2.91	(9.45)	(6.19)	31.78	(.72)	2.89
Total from investment operations	3.43	(8.49)	(5.37)	32.53	.14	3.77
Distributions from net investment income	(.09)	(.87)	(.86)	(.78)	(.92)	(.90)
Distributions from net realized gain	-	(.33)	(5.67)	(1.01)	(1.88)	(2.33)
Total distributions	(.09)	(1.20)	(6.53)	(1.79)	(2.80)	(3.23)
Net asset value, end of period	$72.05	$68.71	$78.40	$90.30	$59.56	$62.22
Total Return D,E	5.00%	(10.77)%	(6.58)%	56.23%	-% F	6.77%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I	.03% J	.03%	.04%	.05%	.05%
Expenses net of fee waivers, if any	.04% I	.03% J	.03%	.04%	.05%	.05%
Expenses net of all reductions	.03% I	.03% J	.03%	.04%	.05%	.05%
Net investment income (loss)	1.51% I	1.41%	.93%	1.12%	1.38%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$33,035,237	$32,177,538	$38,732,245	$35,601,726	$23,183,527	$23,012,061
Portfolio turnover rate K	7% I,L	18% L	18% L	26% L	15%	13% L

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FAmount represents less than .005%.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Index Fund
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (United States of America, Food Products)	2.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.3
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	1.3
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.2
BHP Group Ltd. (Australia, Metals & Mining)	0.9
14.5

Market Sectors (% of Fund's net assets)

Financials	18.0
Industrials	15.9
Health Care	13.3
Consumer Discretionary	12.3
Consumer Staples	9.8
Information Technology	7.8
Materials	7.7
Energy	4.2
Communication Services	3.6
Utilities	3.4
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Futures - 2.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International Index Fund
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
Australia - 7.5%
Ampol Ltd.	641,388	14,670,234
ANZ Group Holdings Ltd.	8,090,485	132,094,265
APA Group unit	3,389,793	19,745,783
Aristocrat Leisure Ltd.	1,583,997	41,977,750
ASX Ltd.	521,162	19,447,390
Aurizon Holdings Ltd.	4,953,856	11,715,956
BHP Group Ltd.	13,637,399	396,310,418
BlueScope Steel Ltd.	1,226,328	16,694,530
Brambles Ltd.	3,739,970	36,277,004
Cochlear Ltd.	176,752	31,092,788
Coles Group Ltd.	3,603,017	37,983,533
Commonwealth Bank of Australia	4,512,324	298,749,831
Computershare Ltd.	1,543,847	25,188,452
DEXUS Property Group unit	2,895,679	14,540,978
EBOS Group Ltd.	412,585	9,336,627
Endeavour Group Ltd.	3,856,709	13,744,250
Flutter Entertainment PLC (Ireland) (a)	475,372	86,547,351
Fortescue Metals Group Ltd.	4,558,770	63,301,113
Glencore PLC	28,353,607	151,377,883
Goodman Group unit	4,564,256	69,085,090
IDP Education Ltd.	674,284	10,760,904
IGO Ltd.	1,834,577	16,546,901
Insurance Australia Group Ltd.	6,569,954	24,775,750
Lendlease Group unit	1,855,525	9,389,865
Macquarie Group Ltd.	988,407	113,697,014
Medibank Private Ltd.	7,413,380	17,580,808
Mineral Resources Ltd.	471,164	21,837,445
Mirvac Group unit	10,622,813	16,656,985
National Australia Bank Ltd.	8,451,599	157,508,063
Newcrest Mining Ltd.	2,407,314	40,121,874
Northern Star Resources Ltd.	3,096,305	23,894,447
Orica Ltd.	1,225,747	12,477,240
Origin Energy Ltd.	4,638,179	26,176,233
Pilbara Minerals Ltd.	7,263,854	21,979,888
Qantas Airways Ltd. (a)	2,274,529	8,710,046
QBE Insurance Group Ltd.	4,016,804	38,988,269
Ramsay Health Care Ltd.	493,514	16,452,290
REA Group Ltd.	142,279	15,218,672
Reece Ltd.	608,450	8,042,602
Rio Tinto Ltd.	999,359	73,106,664
Rio Tinto PLC	3,030,912	186,657,776
Santos Ltd.	8,742,631	43,258,864
Scentre Group unit	13,973,249	24,898,408
SEEK Ltd.	958,950	14,359,437
Sonic Healthcare Ltd.	1,204,041	25,089,893
South32 Ltd.	12,235,995	26,680,555
Stockland Corp. Ltd. unit	6,426,664	17,656,025
Suncorp Group Ltd.	3,409,629	30,112,338
Telstra Group Ltd.	10,886,774	28,286,882
The GPT Group	5,157,335	14,035,120
The Lottery Corp. Ltd.	5,991,276	19,565,518
Transurban Group unit	8,293,391	71,255,298
Treasury Wine Estates Ltd.	1,943,002	14,692,158
Vicinity Centres unit	10,416,625	12,621,476
Washington H. Soul Pattinson & Co. Ltd.	632,697	13,532,648
Wesfarmers Ltd.	3,054,096	106,603,424
Westpac Banking Corp.	9,446,532	134,353,325
WiseTech Global Ltd.	446,692	20,115,669
Woodside Energy Group Ltd.	5,111,497	122,610,036
Woolworths Group Ltd.	3,280,902	81,059,059
TOTAL AUSTRALIA		3,171,247,095
Austria - 0.2%
Erste Group Bank AG	925,590	33,090,786
Mondi PLC	1,306,559	21,748,657
OMV AG	396,418	18,384,935
Verbund AG	183,300	15,026,358
Voestalpine AG	312,374	9,138,740
TOTAL AUSTRIA		97,389,476
Belgium - 0.8%
Ageas	429,975	17,101,808
Anheuser-Busch InBev SA NV	2,338,276	132,725,227
D'ieteren Group	57,810	9,453,090
Elia Group SA/NV	79,127	9,137,845
Groupe Bruxelles Lambert SA	257,207	20,739,183
KBC Group NV	673,787	44,246,404
Lotus Bakeries SA	1,098	8,655,781
Sofina SA	41,529	9,348,637
Solvay SA Class A	199,482	23,123,358
UCB SA	340,312	30,554,634
Umicore SA	563,537	14,932,750
Warehouses de Pauw	445,940	12,765,853
TOTAL BELGIUM		332,784,570
Brazil - 0.0%
Yara International ASA	445,729	16,304,449
Burkina Faso - 0.0%
Endeavour Mining PLC	499,094	10,198,229
Chile - 0.1%
Antofagasta PLC	1,061,570	19,472,659
China - 0.5%
BOC Hong Kong (Holdings) Ltd.	9,961,032	27,689,468
Budweiser Brewing Co. APAC Ltd. (b)	4,634,284	10,045,819
ESR Group Ltd. (b)	5,895,584	8,855,761
Prosus NV	1,888,005	130,223,995
SITC International Holdings Co. Ltd.	3,610,319	6,730,491
Wilmar International Ltd.	5,169,808	14,459,931
TOTAL CHINA		198,005,465
Denmark - 3.2%
A.P. Moller - Maersk A/S:
Series A	8,155	14,617,800
Series B	13,066	23,719,552
Carlsberg A/S Series B	265,119	38,419,130
Chr. Hansen Holding A/S	283,958	18,566,691
Coloplast A/S Series B	319,831	36,538,287
Danske Bank A/S	1,856,886	41,781,353
Demant A/S (a)	271,288	11,118,975
DSV A/S	501,121	95,330,449
Genmab A/S (a)	177,780	68,113,819
Novo Nordisk A/S Series B	4,392,511	810,215,077
Novozymes A/S Series B	550,584	23,911,965
ORSTED A/S (b)	509,275	32,787,852
Pandora A/S	227,612	23,638,452
Rockwool International A/S Series B	24,755	6,333,629
Tryg A/S	940,049	17,951,351
Vestas Wind Systems A/S (a)	2,718,608	62,813,752
TOTAL DENMARK		1,325,858,134
Finland - 1.1%
Elisa Corp. (A Shares)	382,941	18,798,009
Fortum Corp.	1,207,959	16,242,144
Kesko Oyj	735,383	14,369,374
Kone OYJ (B Shares)	915,027	41,672,800
Metso Corp.	1,785,169	20,567,323
Neste OYJ	1,138,921	41,717,928
Nokia Corp.	14,403,595	57,600,955
Nordea Bank Abp	8,674,811	95,222,066
Orion Oyj (B Shares)	289,863	11,877,886
Sampo Oyj (A Shares)	1,238,170	54,415,969
Stora Enso Oyj (R Shares)	1,565,992	19,960,971
UPM-Kymmene Corp.	1,436,747	49,261,956
Wartsila Corp.	1,274,333	16,201,875
TOTAL FINLAND		457,909,256
France - 10.1%
Accor SA	499,157	17,910,323
Adevinta ASA Class B (a)	784,681	5,594,479
Aeroports de Paris SA	79,914	10,537,217
Air Liquide SA	1,014,817	183,353,274
Airbus Group NV	1,595,804	233,477,409
Alstom SA	770,880	21,258,118
Alstom SA rights (a)(c)(d)	860,738	233,335
Amundi SA (b)	164,613	9,826,321
Arkema SA	161,571	16,931,281
AXA SA	4,940,494	148,436,559
bioMerieux SA	111,505	11,559,039
BNP Paribas SA	2,824,416	182,648,350
Bollore SA	1,985,983	11,768,881
Bouygues SA	513,194	17,720,548
Bureau Veritas SA	793,724	21,293,090
Capgemini SA	443,917	82,844,358
Carrefour SA	1,608,408	30,742,661
Compagnie de St.-Gobain	1,245,136	81,225,820
Compagnie Generale des Etablissements Michelin SCA Series B	1,826,204	57,134,554
Covivio	135,914	6,640,868
Credit Agricole SA	3,258,278	41,071,507
Danone SA	1,733,301	101,038,968
Dassault Aviation SA	55,526	10,934,067
Dassault Systemes SA	1,803,631	71,600,640
Edenred SA	672,215	42,889,437
Eiffage SA	197,813	19,588,006
Engie SA	4,917,120	79,186,468
EssilorLuxottica SA	793,717	149,669,997
Eurazeo SA	117,406	6,931,986
Gecina SA	123,763	13,265,908
Getlink SE	962,288	16,126,628
Hermes International SCA	85,259	175,730,095
Ipsen SA	101,507	13,186,280
Kering SA	200,398	107,158,796
Klepierre SA	579,188	15,324,237
L'Oreal SA	447,326	196,836,516
L'Oreal SA (a)	201,944	88,861,263
La Francaise des Jeux SAEM (b)	282,695	10,238,447
Legrand SA	718,242	70,951,023
LVMH Moet Hennessy Louis Vuitton SE	743,340	628,611,133
Orange SA	5,012,413	56,272,634
Pernod Ricard SA	550,533	108,171,047
Publicis Groupe SA	616,126	48,075,065
Remy Cointreau SA	61,509	9,534,377
Renault SA	517,399	20,946,488
Safran SA	920,145	147,467,223
Sartorius Stedim Biotech	74,444	21,157,590
SEB SA	67,012	7,375,443
Societe Generale Series A	1,958,107	55,475,433
Sodexo SA (a)	84,696	9,094,007
Sodexo SA	153,475	16,478,969
Teleperformance	159,143	22,062,654
Thales SA	282,915	41,353,793
TotalEnergies SE	6,052,856	379,688,925
Unibail-Rodamco-Westfield NV (a)	318,116	17,037,035
Valeo SA	557,037	10,872,415
Veolia Environnement SA	1,829,553	57,254,656
VINCI SA	1,430,741	159,367,498
Vivendi SA	1,822,713	16,622,019
Wendel SA	71,907	6,584,765
Worldline SA (a)(b)	646,899	21,100,065
TOTAL FRANCE		4,242,329,988
Germany - 7.7%
adidas AG	436,104	87,210,258
Allianz SE	1,085,769	263,927,788
BASF AG	2,406,276	121,799,334
Bayer AG	2,644,704	144,698,435
Bayerische Motoren Werke AG (BMW)	810,593	85,409,177
Bechtle AG	220,457	10,743,022
Beiersdorf AG	271,332	35,526,906
Brenntag SE	395,074	32,018,503
Carl Zeiss Meditec AG	108,338	10,774,927
Commerzbank AG	2,865,606	31,539,297
Continental AG	296,116	21,965,365
Covestro AG (a)(b)	520,087	27,673,338
Daimler Truck Holding AG	1,329,163	46,827,119
Deutsche Bank AG	5,217,870	56,874,189
Deutsche Borse AG	511,492	90,802,093
Deutsche Lufthansa AG (a)	1,609,106	14,389,647
Deutsche Telekom AG	8,725,378	186,753,853
DHL Group	2,668,384	124,664,819
E.ON SE	6,044,186	74,584,669
Evonik Industries AG	564,300	10,833,667
Fresenius Medical Care AG & Co. KGaA	552,912	26,621,292
Fresenius SE & Co. KGaA	1,137,185	36,512,285
GEA Group AG	412,849	16,295,290
Hannover Reuck SE	162,333	34,545,061
HeidelbergCement AG	389,829	31,398,979
HelloFresh AG (a)(c)	417,681	13,505,848
Henkel AG & Co. KGaA	278,984	19,294,490
Infineon Technologies AG	3,515,545	125,630,353
Knorr-Bremse AG	195,212	13,356,890
LEG Immobilien AG (a)	199,489	14,406,639
Mercedes-Benz Group AG (Germany)	2,160,038	158,060,252
Merck KGaA	347,922	62,626,691
MTU Aero Engines AG	144,881	33,902,550
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	367,391	142,699,871
Nemetschek SE	155,459	10,744,777
Puma AG	284,195	19,046,345
Rational AG	13,770	10,504,310
Rheinmetall AG	117,254	31,951,382
RWE AG	1,702,119	70,247,066
SAP SE	2,811,134	392,165,612
Scout24 AG (b)	201,900	13,928,344
Siemens AG	2,045,938	307,362,959
Siemens Energy AG (a)	1,398,619	19,958,358
Siemens Healthineers AG (b)	759,173	38,073,428
Symrise AG	357,428	37,260,051
Talanx AG (c)	170,524	11,473,523
Telefonica Deutschland Holding AG	2,401,578	4,567,681
Volkswagen AG	79,891	11,416,840
Vonovia SE	1,973,723	47,356,086
Wacker Chemie AG	49,124	7,249,722
Zalando SE (a)(b)	603,195	18,791,560
TOTAL GERMANY		3,259,970,941
Hong Kong - 2.2%
AIA Group Ltd.	31,094,746	281,353,346
CK Asset Holdings Ltd.	5,319,612	29,371,196
CK Infrastructure Holdings Ltd.	1,695,615	8,583,641
CLP Holdings Ltd.	4,420,731	34,667,537
Futu Holdings Ltd. ADR (a)(c)	148,694	8,862,162
Hang Lung Properties Ltd.	4,844,249	6,451,876
Hang Seng Bank Ltd.	2,058,486	26,248,331
Henderson Land Development Co. Ltd.	3,910,333	10,738,337
HKT Trust/HKT Ltd. unit	10,197,718	10,870,839
Hong Kong & China Gas Co. Ltd.	30,139,354	22,174,995
Hong Kong Exchanges and Clearing Ltd.	3,242,459	125,690,327
Hongkong Land Holdings Ltd.	2,980,862	10,582,060
Jardine Matheson Holdings Ltd.	428,993	20,402,907
Link (REIT)	6,808,164	33,770,181
MTR Corp. Ltd.	4,181,415	17,461,774
New World Development Co. Ltd.	4,064,665	8,634,825
Power Assets Holdings Ltd.	3,728,922	18,377,506
Prudential PLC	7,411,763	90,268,348
Sino Land Ltd.	9,900,053	11,348,827
Sun Hung Kai Properties Ltd.	3,900,663	43,908,494
Swire Pacific Ltd. (A Shares)	1,153,205	9,514,031
Swire Properties Ltd.	3,150,066	6,587,449
Techtronic Industries Co. Ltd.	3,704,389	36,607,668
WH Group Ltd. (b)	22,440,765	11,556,888
Wharf Real Estate Investment Co. Ltd.	4,495,825	18,746,100
Xinyi Glass Holdings Ltd.	4,441,284	6,557,992
TOTAL HONG KONG		909,337,637
Ireland - 0.7%
AerCap Holdings NV (a)	415,625	25,569,250
AIB Group PLC	3,877,019	17,665,399
Bank of Ireland Group PLC	2,844,310	28,368,725
CRH PLC	1,953,340	112,382,810
Kerry Group PLC Class A	429,021	40,073,097
Kingspan Group PLC (Ireland)	416,282	35,244,952
Smurfit Kappa Group PLC	700,162	29,442,577
TOTAL IRELAND		288,746,810
Israel - 0.6%
Azrieli Group	114,233	6,133,598
Bank Hapoalim BM (Reg.)	3,419,816	28,361,709
Bank Leumi le-Israel BM	4,131,785	32,126,026
Check Point Software Technologies Ltd. (a)	251,966	33,912,104
Elbit Systems Ltd. (Israel)	71,621	14,092,372
Global-e Online Ltd. (a)	243,189	9,637,580
Icl Group Ltd.	2,082,354	12,484,104
Israel Discount Bank Ltd. (Class A)	3,329,716	16,679,005
Mizrahi Tefahot Bank Ltd.	415,668	13,684,183
NICE Ltd. (a)	170,329	33,680,180
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,016,033	29,436,482
Wix.com Ltd. (a)	145,302	14,351,479
TOTAL ISRAEL		244,578,822
Italy - 2.2%
Amplifon SpA	335,155	10,917,297
Assicurazioni Generali SpA	2,728,694	56,602,979
Coca-Cola HBC AG	594,809	17,164,822
Davide Campari Milano NV	1,406,997	18,414,924
DiaSorin SpA	60,219	6,370,519
Enel SpA	21,895,879	147,026,992
Eni SpA	6,361,879	98,367,389
Ferrari NV (Italy)	339,329	107,809,761
FinecoBank SpA	1,643,708	22,564,611
Infrastrutture Wireless Italiane SpA (b)	904,456	11,195,225
Intesa Sanpaolo SpA	41,835,225	111,716,826
Mediobanca SpA	1,485,679	19,444,722
Moncler SpA	554,453	37,660,490
Nexi SpA (a)(b)	1,590,693	11,439,324
Poste Italiane SpA (b)	1,406,376	15,638,914
Prysmian SpA	706,895	28,966,851
Recordati SpA	281,419	14,153,167
Snam SpA	5,428,830	28,044,486
Telecom Italia SpA (a)	26,821,515	8,332,540
Terna - Rete Elettrica Nazionale	3,787,650	31,296,394
UniCredit SpA	4,963,433	120,924,699
TOTAL ITALY		924,052,932
Japan - 22.3%
Advantest Corp.	515,642	64,891,612
AEON Co. Ltd.	1,760,567	36,531,508
AGC, Inc.	520,330	18,285,489
Aisin Seiki Co. Ltd.	396,567	13,265,690
Ajinomoto Co., Inc.	1,212,261	51,433,294
Ana Holdings, Inc. (a)(c)	430,312	9,730,413
Asahi Group Holdings	1,296,628	50,583,598
ASAHI INTECC Co. Ltd.	584,999	11,929,565
Asahi Kasei Corp.	3,377,027	21,798,344
Astellas Pharma, Inc.	4,871,643	73,709,749
Azbil Corp.	309,455	10,336,790
Bandai Namco Holdings, Inc.	1,613,595	37,507,669
BayCurrent Consulting, Inc.	355,600	12,252,124
Bridgestone Corp.	1,537,077	59,805,443
Brother Industries Ltd.	624,464	10,594,793
Canon, Inc.	2,693,002	66,285,732
Capcom Co. Ltd.	466,310	19,688,253
Central Japan Railway Co.	388,207	49,868,304
Chiba Bank Ltd.	1,426,780	10,213,350
Chubu Electric Power Co., Inc.	1,734,457	23,186,493
Chugai Pharmaceutical Co. Ltd.	1,808,022	55,111,986
Concordia Financial Group Ltd.	2,852,740	12,674,052
CyberAgent, Inc.	1,157,855	7,385,061
Dai Nippon Printing Co. Ltd.	590,059	16,153,167
Dai-ichi Mutual Life Insurance Co.	2,531,598	47,179,820
Daifuku Co. Ltd.	817,820	15,140,027
Daiichi Sankyo Kabushiki Kaisha	4,979,317	146,659,120
Daikin Industries Ltd.	710,195	122,763,373
Daito Trust Construction Co. Ltd.	166,993	18,438,727
Daiwa House Industry Co. Ltd.	1,597,532	44,446,954
Daiwa House REIT Investment Corp.	5,934	11,264,791
Daiwa Securities Group, Inc.	3,591,395	20,463,016
DENSO Corp.	1,166,648	79,855,991
Dentsu Group, Inc.	545,410	16,325,376
Disco Corp.	247,823	48,980,831
East Japan Railway Co.	813,939	46,052,069
Eisai Co. Ltd.	678,643	43,182,768
ENEOS Holdings, Inc.	7,756,131	29,122,474
FANUC Corp.	2,565,230	72,958,624
Fast Retailing Co. Ltd.	471,123	108,410,585
Fuji Electric Co. Ltd.	341,551	16,139,133
FUJIFILM Holdings Corp.	1,004,625	59,478,606
Fujitsu Ltd.	473,661	59,266,631
GLP J-REIT	12,596	11,886,531
GMO Payment Gateway, Inc.	113,377	7,190,920
Hakuhodo DY Holdings, Inc.	576,594	5,482,785
Hamamatsu Photonics K.K.	377,655	17,510,297
Hankyu Hanshin Holdings, Inc.	615,952	22,141,166
Hikari Tsushin, Inc.	54,545	9,094,895
Hirose Electric Co. Ltd.	82,897	10,059,085
Hitachi Construction Machinery Co. Ltd.	289,462	9,034,310
Hitachi Ltd.	2,525,813	168,289,159
Honda Motor Co. Ltd.	4,144,985	133,950,965
Hoshizaki Corp.	292,347	11,240,174
Hoya Corp.	953,218	105,840,316
Hulic Co. Ltd.	1,033,534	9,291,470
Ibiden Co. Ltd.	303,299	18,327,811
Idemitsu Kosan Co. Ltd.	521,122	11,085,416
Iida Group Holdings Co. Ltd.	426,870	7,004,723
INPEX Corp.	2,613,065	36,548,248
Isuzu Motors Ltd.	1,569,445	20,171,567
Itochu Corp.	3,200,003	120,350,640
ITOCHU Techno-Solutions Corp.	258,405	7,681,375
Japan Airlines Co. Ltd.	388,406	8,011,316
Japan Exchange Group, Inc.	1,351,856	23,628,096
Japan Post Bank Co. Ltd.	3,895,675	31,286,960
Japan Post Holdings Co. Ltd.	6,056,550	46,497,587
Japan Post Insurance Co. Ltd.	515,816	8,322,472
Japan Real Estate Investment Corp.	3,448	14,337,537
Japan Retail Fund Investment Corp.	18,816	12,647,890
Japan Tobacco, Inc.	3,230,376	70,848,688
JFE Holdings, Inc.	1,323,267	20,950,174
JSR Corp.	476,866	13,339,597
Kajima Corp.	1,138,496	19,042,098
Kansai Electric Power Co., Inc.	1,895,383	27,018,278
Kao Corp.	1,254,143	48,444,599
Kawasaki Kisen Kaisha Ltd.	371,200	12,465,605
KDDI Corp.	4,029,442	119,784,968
Keio Corp.	276,802	9,588,522
Keisei Electric Railway Co.	348,083	13,344,836
Keyence Corp.	523,728	217,849,538
Kikkoman Corp.	365,341	21,157,863
Kintetsu Group Holdings Co. Ltd.	487,475	15,442,265
Kirin Holdings Co. Ltd.	2,091,422	29,410,285
Kobayashi Pharmaceutical Co. Ltd.	136,437	6,753,629
Kobe Bussan Co. Ltd.	405,028	10,088,467
Koei Tecmo Holdings Co. Ltd.	316,656	4,924,116
Koito Manufacturing Co. Ltd.	562,600	9,572,262
Komatsu Ltd.	2,489,447	70,845,190
Konami Group Corp.	270,440	15,717,658
Kose Corp.	89,686	7,452,515
Kubota Corp.	2,724,977	43,732,233
Kurita Water Industries Ltd.	281,399	10,991,378
Kyocera Corp.	864,011	44,407,535
Kyowa Hakko Kirin Co., Ltd.	726,830	13,340,661
Lasertec Corp.	203,062	31,646,660
LIXIL Group Corp.	772,957	9,692,842
M3, Inc.	1,188,111	23,709,958
Makita Corp.	603,014	16,569,985
Marubeni Corp.	3,886,285	63,691,856
MatsukiyoCocokara & Co.	307,900	18,146,620
Mazda Motor Corp.	1,530,626	15,947,463
McDonald's Holdings Co. (Japan) Ltd.	232,722	9,261,214
Meiji Holdings Co. Ltd.	631,966	15,862,675
Minebea Mitsumi, Inc.	976,985	16,622,746
Misumi Group, Inc.	766,164	13,393,850
Mitsubishi Chemical Holdings Corp.	3,446,353	20,614,873
Mitsubishi Corp.	3,095,896	153,119,129
Mitsubishi Electric Corp.	5,202,369	67,901,294
Mitsubishi Estate Co. Ltd.	3,030,516	38,599,705
Mitsubishi Heavy Industries Ltd.	862,739	49,038,465
Mitsubishi UFJ Financial Group, Inc.	30,740,068	245,234,437
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,174,882	14,154,409
Mitsui & Co. Ltd.	3,534,861	131,972,679
Mitsui Chemicals, Inc.	459,346	12,489,589
Mitsui Fudosan Co. Ltd.	2,395,343	52,551,186
Mitsui OSK Lines Ltd.	925,825	25,682,186
Mizuho Financial Group, Inc.	6,493,964	107,014,205
MonotaRO Co. Ltd.	674,683	7,968,195
MS&AD Insurance Group Holdings, Inc.	1,154,348	41,573,824
Murata Manufacturing Co. Ltd.	1,546,417	86,511,658
NEC Corp.	661,100	34,923,637
Nexon Co. Ltd.	919,551	18,688,699
NGK Insulators Ltd.	629,351	8,365,682
Nidec Corp.	1,123,606	58,466,227
Nintendo Co. Ltd.	2,797,030	119,927,945
Nippon Building Fund, Inc.	4,121	17,419,258
Nippon Express Holdings, Inc.	194,997	10,144,213
Nippon Paint Holdings Co. Ltd.	2,552,482	19,753,907
Nippon Prologis REIT, Inc.	6,114	12,308,262
Nippon Sanso Holdings Corp.	466,344	11,272,771
Nippon Steel & Sumitomo Metal Corp.	2,302,521	54,550,259
Nippon Telegraph & Telephone Corp.	80,444,725	92,884,383
Nippon Yusen KK	1,304,744	34,848,175
Nissan Chemical Corp.	340,600	14,626,405
Nissan Motor Co. Ltd.	6,249,071	26,572,411
Nissin Food Holdings Co. Ltd.	166,145	14,525,340
Nitori Holdings Co. Ltd.	215,704	24,640,025
Nitto Denko Corp.	383,024	26,191,318
Nomura Holdings, Inc.	8,090,688	31,324,012
Nomura Real Estate Holdings, Inc.	295,526	7,450,355
Nomura Real Estate Master Fund, Inc.	11,425	13,435,634
Nomura Research Institute Ltd.	1,038,788	29,879,568
NTT Data Corp.	1,699,049	22,899,997
Obayashi Corp.	1,748,119	15,847,754
OBIC Co. Ltd.	187,733	32,683,439
Odakyu Electric Railway Co. Ltd.	843,031	12,550,295
Oji Holdings Corp.	2,319,359	9,500,931
Olympus Corp.	3,408,565	46,163,630
OMRON Corp.	471,851	22,824,752
Ono Pharmaceutical Co. Ltd.	1,044,602	19,734,554
Open House Group Co. Ltd.	210,881	7,139,763
Oracle Corp. Japan	103,622	7,243,106
Oriental Land Co. Ltd.	2,937,280	105,967,784
ORIX Corp.	3,159,212	59,060,838
Osaka Gas Co. Ltd.	1,009,541	16,167,088
Otsuka Corp.	306,881	13,699,386
Otsuka Holdings Co. Ltd.	1,051,244	40,071,475
Pan Pacific International Holdings Ltd.	1,024,968	20,461,319
Panasonic Holdings Corp.	5,946,305	68,442,313
Persol Holdings Co. Ltd.	502,093	8,610,069
Rakuten Group, Inc.	4,023,475	15,655,509
Recruit Holdings Co. Ltd.	3,880,673	138,239,276
Renesas Electronics Corp. (a)	3,426,896	57,090,954
Resona Holdings, Inc.	5,760,526	30,577,369
Ricoh Co. Ltd.	1,476,734	12,057,871
ROHM Co. Ltd.	235,655	19,711,477
SBI Holdings, Inc. Japan	659,922	13,495,982
SCSK Corp.	420,852	7,306,589
Secom Co. Ltd.	565,256	39,608,130
Seiko Epson Corp.	777,320	12,194,460
Sekisui Chemical Co. Ltd.	1,035,398	15,912,230
Sekisui House Ltd.	1,606,102	32,790,996
Seven & i Holdings Co. Ltd.	2,028,429	83,228,812
SG Holdings Co. Ltd.	861,717	12,461,271
Sharp Corp. (a)(c)	700,254	4,316,697
Shimadzu Corp.	637,554	18,781,102
SHIMANO, Inc.	206,985	30,362,699
SHIMIZU Corp.	1,501,347	10,109,417
Shin-Etsu Chemical Co. Ltd.	4,904,095	156,311,976
Shionogi & Co. Ltd.	703,397	30,892,731
Shiseido Co. Ltd.	1,076,775	43,782,954
Shizuoka Financial Group	1,259,821	10,260,750
SMC Corp.	154,159	74,939,934
SoftBank Corp.	7,735,288	88,713,774
SoftBank Group Corp.	2,770,062	124,144,422
Sompo Holdings, Inc.	795,611	34,707,330
Sony Group Corp.	3,394,901	282,430,340
Square Enix Holdings Co. Ltd.	230,933	8,777,343
Subaru Corp.	1,656,444	31,985,837
Sumco Corp.	942,643	12,614,357
Sumitomo Chemical Co. Ltd.	3,788,208	10,503,200
Sumitomo Corp.	2,815,237	58,028,769
Sumitomo Electric Industries Ltd.	1,923,417	23,603,980
Sumitomo Metal Mining Co. Ltd.	665,457	20,673,327
Sumitomo Mitsui Financial Group, Inc.	3,419,464	156,325,830
Sumitomo Mitsui Trust Holdings, Inc.	881,972	33,043,262
Sumitomo Realty & Development Co. Ltd.	768,954	19,708,096
Suntory Beverage & Food Ltd.	374,271	12,126,283
Suzuki Motor Corp.	991,618	39,086,767
Sysmex Corp.	451,714	24,064,299
T&D Holdings, Inc.	1,347,805	21,431,299
Taisei Corp.	457,344	15,411,922
Takeda Pharmaceutical Co. Ltd.	4,259,733	131,647,342
TDK Corp.	1,046,539	38,223,363
Terumo Corp.	1,811,519	54,945,073
TIS, Inc.	592,189	13,989,165
Tobu Railway Co. Ltd.	508,208	13,947,383
Toho Co. Ltd.	301,163	11,498,405
Tokio Marine Holdings, Inc.	4,851,779	107,071,502
Tokyo Electric Power Co., Inc. (a)	4,109,937	18,078,695
Tokyo Electron Ltd.	1,269,680	188,580,072
Tokyo Gas Co. Ltd.	1,053,743	24,457,817
Tokyu Corp.	1,345,468	17,020,062
Toppan, Inc.	663,645	16,060,305
Toray Industries, Inc.	3,732,835	20,168,264
Toshiba Corp.	1,108,441	35,059,937
Tosoh Corp.	699,967	9,073,424
Toto Ltd.	357,230	9,808,817
Toyota Industries Corp.	394,663	27,939,303
Toyota Motor Corp.	28,548,125	491,858,871
Toyota Tsusho Corp.	571,858	34,175,094
Trend Micro, Inc.	360,197	15,321,896
Unicharm Corp.	1,086,322	43,337,353
USS Co. Ltd.	553,173	9,674,207
Welcia Holdings Co. Ltd.	253,928	4,672,959
West Japan Railway Co.	591,167	25,614,054
Yakult Honsha Co. Ltd.	345,370	18,121,273
Yamaha Corp.	378,096	11,691,494
Yamaha Motor Co. Ltd.	801,297	20,812,408
Yamato Holdings Co. Ltd.	715,607	13,459,284
Yaskawa Electric Corp.	646,114	25,405,809
Yokogawa Electric Corp.	614,559	12,200,788
Z Holdings Corp.	7,192,831	21,643,503
Zensho Holdings Co. Ltd.	250,100	11,802,375
ZOZO, Inc.	377,450	7,547,962
TOTAL JAPAN		9,405,394,630
Jordan - 0.0%
Hikma Pharmaceuticals PLC	446,125	12,371,159
Korea (South) - 0.0%
Delivery Hero AG (a)(b)(c)	471,536	17,243,932
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	1,377,473	36,639,550
Eurofins Scientific SA	363,340	22,394,263
TOTAL LUXEMBOURG		59,033,813
Macau - 0.2%
Galaxy Entertainment Group Ltd.	5,880,889	38,919,219
Sands China Ltd. (a)	6,536,206	22,128,095
TOTAL MACAU		61,047,314
Netherlands - 5.6%
ABN AMRO Bank NV:
rights 8/31/23 (a)(d)	1,074,859	722,624
GDR (Bearer) (b)	1,087,260	16,028,102
Adyen BV (a)(b)	58,440	48,798,651
AEGON NV	4,543,148	23,350,958
AEGON NV rights (a)(d)	4,491,196	681,804
Akzo Nobel NV	459,210	37,365,745
Argenx SE (a)	150,633	75,705,755
ASM International NV (Netherlands)	126,409	61,024,276
ASML Holding NV (Netherlands)	1,085,254	713,585,069
ASR Nederland NV	430,309	18,836,867
BE Semiconductor Industries NV	207,522	23,875,310
Euronext NV (b)	230,670	16,670,966
EXOR NV	292,346	25,912,020
Heineken Holding NV	348,926	27,960,650
Heineken NV (Bearer)	775,321	75,369,293
IMCD NV	153,386	21,164,743
ING Groep NV (Certificaten Van Aandelen)	9,743,919	138,412,224
JDE Peet's BV	338,264	9,419,336
Koninklijke Ahold Delhaize NV	2,614,790	85,529,765
Koninklijke KPN NV	8,693,724	30,422,773
Koninklijke Philips Electronics NV	2,499,958	56,178,020
NN Group NV	675,048	26,029,504
NN Group NV rights (a)(d)	704,022	855,015
OCI NV	283,940	7,192,318
Randstad NV	297,111	17,455,296
Shell PLC:
(London)	18,048,417	551,835,336
rights (a)(d)	18,227,839	6,033,415
Stellantis NV (Italy)	5,955,923	110,927,849
Universal Music Group NV	2,205,676	54,685,707
Wolters Kluwer NV	693,229	83,589,359
Wolters Kluwer NV rights (a)(d)	685,484	535,179
TOTAL NETHERLANDS		2,366,153,929
New Zealand - 0.2%
Auckland International Airport Ltd.	3,370,380	15,696,207
Fisher & Paykel Healthcare Corp.	1,559,729	21,121,808
Mercury Nz Ltd.	1,866,261	6,905,243
Meridian Energy Ltd.	3,476,816	11,122,854
Spark New Zealand Ltd.	4,964,727	15,024,369
Xero Ltd. (a)	387,157	31,382,383
TOTAL NEW ZEALAND		101,252,864
Norway - 0.6%
Aker BP ASA	850,706	23,092,615
DNB Bank ASA	2,491,851	49,255,313
Equinor ASA	2,425,402	74,487,088
Gjensidige Forsikring ASA	538,465	8,382,099
Kongsberg Gruppen ASA	236,720	9,814,628
Mowi ASA	1,183,200	21,478,936
Norsk Hydro ASA	3,571,862	19,762,737
Orkla ASA	2,021,833	15,457,038
Salmar ASA	195,337	9,553,998
Telenor ASA	1,883,756	20,181,138
TOTAL NORWAY		251,465,590
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(e)	2,598,658	28
Energias de Portugal SA	8,447,842	38,528,716
Galp Energia SGPS SA Class B	1,324,486	18,247,002
Jeronimo Martins SGPS SA	762,339	19,426,094
TOTAL PORTUGAL		76,201,840
Singapore - 1.6%
CapitaLand Ascendas REIT	10,047,138	20,593,120
CapitaLand Investment Ltd.	7,003,379	16,790,076
CapitaMall Trust	14,325,884	20,246,726
City Developments Ltd.	1,345,815	6,652,147
DBS Group Holdings Ltd.	4,876,171	120,149,835
Genting Singapore Ltd.	16,279,884	10,540,455
Grab Holdings Ltd. (a)(c)	5,043,595	19,014,353
Jardine Cycle & Carriage Ltd.	265,900	6,575,440
Keppel Corp. Ltd.	3,920,385	20,132,060
Mapletree Logistics Trust (REIT)	9,315,199	11,579,810
Mapletree Pan Asia Commercial Trust	6,351,452	7,143,592
Oversea-Chinese Banking Corp. Ltd.	9,115,737	84,651,670
Sea Ltd. ADR (a)	982,215	36,960,750
Seatrium Ltd. (a)	119,385,028	12,809,078
Sembcorp Industries Ltd.	2,405,900	9,524,263
Singapore Airlines Ltd.	4,007,811	20,373,422
Singapore Exchange Ltd.	2,307,745	16,444,252
Singapore Technologies Engineering Ltd.	4,199,829	11,840,134
Singapore Telecommunications Ltd.	22,228,619	39,056,545
STMicroelectronics NV (France)	1,839,860	86,831,688
United Overseas Bank Ltd.	3,403,884	71,631,552
UOL Group Ltd.	1,250,689	6,144,937
TOTAL SINGAPORE		655,685,905
South Africa - 0.2%
Anglo American PLC (United Kingdom)	3,420,741	90,963,272
Spain - 2.5%
Acciona SA	66,427	9,497,171
ACS Actividades de Construccion y Servicios SA	589,576	20,707,145
Aena SME SA (b)	201,904	31,745,517
Amadeus IT Holding SA Class A	1,212,751	83,242,447
Banco Bilbao Vizcaya Argentaria SA	16,058,994	126,703,633
Banco Santander SA (Spain)	43,567,543	170,070,688
CaixaBank SA	11,107,103	44,986,414
Cellnex Telecom SA (b)	1,521,382	58,234,783
Corp. ACCIONA Energias Renovables SA (c)	177,163	5,271,408
EDP Renovaveis SA	826,968	15,159,098
Enagas SA	669,701	11,433,866
Endesa SA	854,981	17,781,752
Grifols SA (a)	802,885	11,008,843
Iberdrola SA	16,389,833	194,428,219
Industria de Diseno Textil SA	2,936,557	112,503,468
Naturgy Energy Group SA (c)	339,281	9,837,629
Redeia Corp. SA	1,091,895	17,765,865
Repsol SA	3,438,513	53,146,027
Telefonica SA	13,931,403	57,727,149
TOTAL SPAIN		1,051,251,122
Sweden - 2.8%
Alfa Laval AB	779,783	27,435,029
ASSA ABLOY AB (B Shares)	2,699,756	60,760,538
Atlas Copco AB:
(A Shares)	7,148,046	94,505,894
(B Shares)	4,301,229	49,637,876
Beijer Ref AB (B Shares)	1,036,804	11,913,042
Boliden AB	736,532	19,613,272
Epiroc AB:
(A Shares)	1,763,482	33,833,089
(B Shares)	1,064,055	17,454,837
EQT AB (c)	958,010	19,320,328
Ericsson (B Shares)	7,884,875	40,465,075
Essity AB (B Shares)	1,640,668	38,317,469
Evolution AB (b)	493,566	53,474,722
Fastighets AB Balder (a)	1,756,500	8,422,729
Getinge AB (B Shares)	616,106	10,711,584
H&M Hennes & Mauritz AB (B Shares)	1,739,199	26,604,653
Hexagon AB (B Shares)	5,590,509	49,912,958
Holmen AB (B Shares)	253,109	9,605,589
Husqvarna AB (B Shares)	942,742	8,137,107
Industrivarden AB:
(A Shares)	348,902	9,104,562
(C Shares) (c)	421,404	10,977,250
Indutrade AB	736,513	14,173,932
Investment AB Latour (B Shares)	399,678	7,280,977
Investor AB (B Shares)	4,604,284	88,776,029
L E Lundbergforetagen AB	208,256	8,479,748
Lifco AB	629,011	11,536,321
Nibe Industrier AB (B Shares)	4,081,422	30,635,362
Saab AB (B Shares)	215,801	11,404,527
Sagax AB	531,676	11,076,887
Sandvik AB	2,872,013	54,314,984
Securitas AB (B Shares)	1,326,582	10,815,245
Skandinaviska Enskilda Banken AB (A Shares)	4,275,174	49,649,575
Skanska AB (B Shares)	917,231	13,454,564
SKF AB (B Shares)	918,315	14,908,937
Svenska Cellulosa AB SCA (B Shares) (c)	1,632,403	21,768,355
Svenska Handelsbanken AB (A Shares)	3,929,570	32,788,560
Swedbank AB (A Shares)	2,286,827	40,552,355
Swedish Orphan Biovitrum AB (a)(c)	527,272	10,190,506
Swedish Orphan Biovitrum AB rights 9/14/23 (a)(c)	453,560	409,710
Tele2 AB (B Shares)	1,439,902	10,171,441
Telia Co. AB	6,363,190	12,846,035
Volvo AB:
(A Shares)	556,670	11,409,485
(B Shares)	4,046,289	81,749,932
Volvo Car AB (a)	1,605,884	6,119,330
TOTAL SWEDEN		1,154,720,400
Switzerland - 6.2%
ABB Ltd. (Reg.)	4,306,553	163,770,628
Adecco SA (Reg.)	430,707	18,591,564
Alcon, Inc. (Switzerland)	1,345,226	112,570,449
Bachem Holding AG (B Shares)	90,862	8,501,437
Baloise Holdings AG	123,298	19,289,957
Banque Cantonale Vaudoise	81,068	8,791,888
Barry Callebaut AG	9,603	16,763,260
BKW AG	56,857	9,783,511
Clariant AG (Reg.)	580,617	9,688,453
Compagnie Financiere Richemont SA Series A	1,405,238	199,321,217
DSM-Firmenich AG	500,634	46,224,740
Dufry AG (a)	259,615	11,567,834
Ems-Chemie Holding AG (c)	18,890	14,210,002
Geberit AG (Reg.)	89,986	46,717,133
Givaudan SA	24,857	82,955,155
Helvetia Holding AG (Reg.)	99,930	15,226,782
Julius Baer Group Ltd.	554,578	38,492,959
Kuehne & Nagel International AG	146,283	44,033,112
Lindt & Spruengli AG	286	33,736,571
Lindt & Spruengli AG (participation certificate)	2,618	31,326,496
Logitech International SA (Reg.)	442,709	30,701,708
Lonza Group AG	200,475	110,580,261
Novartis AG	5,517,933	555,334,540
Partners Group Holding AG	61,096	66,065,432
Schindler Holding AG:
(participation certificate)	109,505	24,439,815
(Reg.)	63,301	13,321,623
SGS SA (Reg.)	403,503	36,716,558
Sig Group AG	823,137	21,693,133
Sika AG	393,999	111,685,458
Sonova Holding AG	139,948	37,024,789
Straumann Holding AG	300,486	45,582,299
Swatch Group AG (Bearer)	77,871	21,923,946
Swatch Group AG (Bearer) (Reg.)	141,776	7,567,486
Swiss Life Holding AG	79,468	49,892,967
Swiss Prime Site AG	206,550	19,851,808
Swisscom AG	69,731	42,469,325
Temenos Group AG	171,708	13,657,332
UBS Group AG	8,854,065	235,547,096
VAT Group AG (b)	72,680	29,159,214
Zurich Insurance Group Ltd.	405,068	190,301,941
TOTAL SWITZERLAND		2,595,079,879
United Arab Emirates - 0.0%
NMC Health PLC (a)(e)	250,069	51
United Kingdom - 11.0%
3i Group PLC	2,620,385	66,174,307
Abrdn PLC	5,243,951	10,967,654
Admiral Group PLC	571,403	18,023,948
Ashtead Group PLC	1,179,643	82,549,096
Associated British Foods PLC	936,147	23,629,277
AstraZeneca PLC (United Kingdom)	4,172,294	560,433,923
Auto Trader Group PLC (b)	2,473,016	18,964,233
Aviva PLC	7,372,257	35,040,585
BAE Systems PLC	8,206,072	104,445,008
Barclays PLC	41,875,958	78,000,643
Barratt Developments PLC	2,623,402	15,064,635
Berkeley Group Holdings PLC	286,571	14,742,573
BP PLC	46,712,026	288,647,037
British American Tobacco PLC (United Kingdom)	5,719,226	189,445,856
BT Group PLC	17,382,690	25,455,573
Bunzl PLC	909,650	32,611,353
Burberry Group PLC	1,015,277	28,089,579
Centrica PLC	14,980,280	28,797,626
CK Hutchison Holdings Ltd.	7,217,046	39,332,866
CNH Industrial NV	2,754,484	38,171,620
Coca-Cola European Partners PLC	555,856	35,635,928
Compass Group PLC	4,666,962	117,685,588
Croda International PLC	375,874	26,293,400
DCC PLC (United Kingdom)	265,786	14,568,910
Diageo PLC	6,049,096	247,728,751
Entain PLC	1,719,429	25,212,349
Halma PLC	1,021,849	27,753,615
Hargreaves Lansdown PLC	957,552	9,233,561
HSBC Holdings PLC (United Kingdom)	53,215,298	392,580,823
Imperial Brands PLC	2,323,848	52,615,621
Informa PLC	3,767,671	34,880,248
InterContinental Hotel Group PLC	453,151	34,179,037
Intertek Group PLC	434,389	22,781,757
J Sainsbury PLC	4,459,928	15,260,209
JD Sports Fashion PLC	6,975,814	12,835,686
Johnson Matthey PLC	493,599	10,192,247
Kingfisher PLC	5,126,778	15,193,181
Land Securities Group PLC	1,896,541	14,477,695
Legal & General Group PLC	16,092,574	44,584,341
Lloyds Banking Group PLC	173,370,991	92,625,775
London Stock Exchange Group PLC	1,075,948	111,311,348
M&G PLC	6,044,352	14,624,842
Melrose Industries PLC	3,638,069	23,624,226
National Grid PLC	9,912,578	123,732,826
NatWest Group PLC	15,646,275	45,500,668
Next PLC	324,241	28,703,105
Ocado Group PLC (a)	1,558,839	17,211,810
Pearson PLC	1,735,128	18,390,134
Persimmon PLC	859,765	11,610,342
Phoenix Group Holdings PLC	2,021,340	13,340,901
Reckitt Benckiser Group PLC	1,931,506	139,388,569
RELX PLC (London Stock Exchange)	5,097,847	166,163,151
Rentokil Initial PLC	6,783,859	51,648,716
Rolls-Royce Holdings PLC (a)	22,657,674	63,562,123
Sage Group PLC	2,759,854	33,947,937
Schroders PLC	2,170,161	11,321,041
Segro PLC	3,132,247	29,259,520
Severn Trent PLC	679,003	20,643,864
Smith & Nephew PLC	2,351,178	31,729,226
Smiths Group PLC	941,274	19,555,457
Spirax-Sarco Engineering PLC	198,569	25,494,310
SSE PLC	2,935,404	60,482,538
St. James's Place PLC	1,476,696	16,551,763
Standard Chartered PLC (United Kingdom)	6,385,169	57,559,418
Taylor Wimpey PLC	9,508,007	13,767,142
Tesco PLC	19,298,447	64,925,465
Unilever PLC	6,770,524	345,765,694
United Utilities Group PLC	1,835,425	22,018,852
Vodafone Group PLC	61,901,301	57,385,858
Whitbread PLC	532,748	23,216,050
Wise PLC (a)	1,655,459	13,425,861
WPP PLC	2,893,305	28,045,978
TOTAL UNITED KINGDOM		4,648,814,849
United States of America - 6.9%
CSL Ltd.	1,298,547	229,321,988
CyberArk Software Ltd. (a)	112,426	18,667,213
Experian PLC	2,476,683	86,656,701
Ferrovial SE	1,370,663	43,473,644
GSK PLC	11,023,919	193,094,376
Haleon PLC	14,915,562	61,072,434
Holcim AG	1,403,123	93,017,358
James Hardie Industries PLC CDI (a)	1,184,772	35,719,826
Monday.com Ltd. (a)	58,486	10,377,756
Nestle SA (Reg. S)	7,187,731	864,248,599
QIAGEN NV (Germany) (a)	613,932	28,086,607
Roche Holding AG:
(Bearer)	86,148	26,936,183
(participation certificate)	1,891,345	555,087,855
Sanofi SA	3,058,527	325,745,269
Schneider Electric SA	1,464,984	251,110,496
Swiss Re Ltd.	812,030	78,964,597
Tenaris SA	1,271,085	20,299,008
TOTAL UNITED STATES OF AMERICA		2,921,879,910
TOTAL COMMON STOCKS (Cost $35,464,024,781)		40,966,746,922

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
France - 0.2%
Air Liquide SA (a)	395,122	71,389,139
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	155,303	14,945,749
Dr. Ing. h.c. F. Porsche AG Series F (b)	306,549	33,855,593
Henkel AG & Co. KGaA	456,271	34,989,248
Porsche Automobil Holding SE (Germany)	412,197	22,109,021
Sartorius AG (non-vtg.)	70,552	28,872,255
Volkswagen AG	554,630	67,876,941
TOTAL GERMANY		202,648,807
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $236,564,751)		274,037,946

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (g) (Cost $19,982,902)	20,000,000	19,982,421

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (h)	849,056,322	849,226,134
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i)	84,488,531	84,496,980
TOTAL MONEY MARKET FUNDS (Cost $933,723,114)		933,723,114

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $36,654,295,548)	42,194,490,403
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(68,438,162)
NET ASSETS - 100.0%	42,126,052,241

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	8,463	Sep 2023	892,550,295	(950,380)	(950,380)

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $565,326,999 or 1.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,982,421.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	1,214,264,555	2,547,049,163	2,912,087,584	14,910,548	-	-	849,226,134	2.2%
Fidelity Securities Lending Cash Central Fund 5.44%	184,667,013	597,875,353	698,045,386	1,057,794	-	-	84,496,980	0.3%
Total	1,398,931,568	3,144,924,516	3,610,132,970	15,968,342	-	-	933,723,114

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,668,743,156	533,051,834	1,135,691,322	-
Consumer Discretionary	5,044,399,699	2,292,482,298	2,751,917,401	-
Consumer Staples	4,119,641,151	1,506,949,690	2,612,691,461	-
Energy	1,831,241,977	315,478,888	1,515,763,089	-
Financials	7,631,287,653	4,074,715,444	3,556,572,181	28
Health Care	5,516,144,088	1,315,528,719	4,200,615,318	51
Industrials	6,652,953,290	4,049,369,405	2,603,583,885	-
Information Technology	3,321,626,402	1,325,141,087	1,996,485,315	-
Materials	3,076,214,404	1,992,800,512	1,083,413,892	-
Real Estate	966,348,751	819,294,253	147,054,498	-
Utilities	1,412,184,297	867,809,792	544,374,505	-

Government Obligations	19,982,421	-	19,982,421	-

Money Market Funds	933,723,114	933,723,114	-	-
Total Investments in Securities:	42,194,490,403	20,026,345,036	22,168,145,288	79
Derivative Instruments:

Liabilities
Futures Contracts	(950,380)	(950,380)	-	-
Total Liabilities	(950,380)	(950,380)	-	-
Total Derivative Instruments:	(950,380)	(950,380)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(950,380)
Total Equity Risk	0	(950,380)
Total Value of Derivatives	0	(950,380)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,077,723) - See accompanying schedule:
Unaffiliated issuers (cost $35,720,572,434)	$41,260,767,289
Fidelity Central Funds (cost $933,723,114)	933,723,114

Total Investment in Securities (cost $36,654,295,548)		$42,194,490,403
Segregated cash with brokers for derivative instruments		17,356,507
Foreign currency held at value (cost $50,563,749)		50,389,884
Receivable for investments sold		250,390,918
Receivable for fund shares sold		46,695,742
Dividends receivable		104,673,288
Reclaims receivable		138,592,796
Distributions receivable from Fidelity Central Funds		2,985,365
Other receivables		497,328
Total assets		42,806,072,231
Liabilities
Payable for investments purchased
Regular delivery	$552,391,020
Delayed delivery	9,061,373
Payable for fund shares redeemed	27,041,724
Accrued management fee	1,221,737
Payable for daily variation margin on futures contracts	5,310,552
Other payables and accrued expenses	503,346
Collateral on securities loaned	84,490,238
Total Liabilities		680,019,990
Net Assets		$42,126,052,241
Net Assets consist of:
Paid in capital		$39,943,628,907
Total accumulated earnings (loss)		2,182,423,334
Net Assets		$42,126,052,241
Net Asset Value, offering price and redemption price per share ($42,126,052,241 ÷ 923,069,356 shares)		$45.64

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$970,852,938
Foreign Tax Reclaims		81,397,890
Interest		850,529
Income from Fidelity Central Funds (including $1,057,794 from security lending)		15,968,342
Income before foreign taxes withheld		$1,069,069,699
Less foreign taxes withheld		(144,590,001)
Total Income		924,479,698
Expenses
Management fee	$7,100,058
Independent trustees' fees and expenses	142,707
Total expenses before reductions	7,242,765
Expense reductions	(235)
Total expenses after reductions		7,242,530
Net Investment income (loss)		917,237,168
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(426,887,257)
Redemptions in-kind	44,796,403
Foreign currency transactions	(4,844,024)
Futures contracts	13,009,877
Total net realized gain (loss)		(373,925,001)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,485,574,706
Assets and liabilities in foreign currencies	6,239,814
Futures contracts	(6,104,824)
Total change in net unrealized appreciation (depreciation)		1,485,709,696
Net gain (loss)		1,111,784,695
Net increase (decrease) in net assets resulting from operations		$2,029,021,863
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$917,237,168	$1,161,169,417
Net realized gain (loss)	(373,925,001)	(737,542,948)
Change in net unrealized appreciation (depreciation)	1,485,709,696	(1,846,058,294)
Net increase (decrease) in net assets resulting from operations	2,029,021,863	(1,422,431,825)
Distributions to shareholders	-	(929,057,337)

Share transactions
Proceeds from sales of shares	6,168,466,634	14,501,359,428
Reinvestment of distributions	-	845,419,482
Cost of shares redeemed	(5,206,224,077)	(13,143,552,680)

Net increase (decrease) in net assets resulting from share transactions	962,242,557	2,203,226,230
Total increase (decrease) in net assets	2,991,264,420	(148,262,932)

Net Assets
Beginning of period	39,134,787,821	39,283,050,753
End of period	$42,126,052,241	$39,134,787,821

Other Information
Shares
Sold	135,728,212	348,545,293
Issued in reinvestment of distributions	-	20,262,025
Redeemed	(114,574,123)	(321,988,513)
Net increase (decrease)	21,154,089	46,818,805

Financial Highlights
Fidelity® International Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$43.39	$45.94	$46.08	$38.65	$39.67	$43.09
Income from Investment Operations
Net investment income (loss) B,C	1.01	1.33	1.36	.97	1.28	1.23
Net realized and unrealized gain (loss)	1.24	(2.78)	.01	7.30	(.93)	(3.64)
Total from investment operations	2.25	(1.45)	1.37	8.27	.35	(2.41)
Distributions from net investment income	-	(1.10)	(1.51)	(.84)	(1.37)	(1.01)
Total distributions	-	(1.10)	(1.51)	(.84)	(1.37)	(1.01)
Net asset value, end of period	$45.64	$43.39	$45.94	$46.08	$38.65	$39.67
Total Return D,E	5.19%	(3.07)%	2.81%	21.47%	.58%	(5.43)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.04%	.04%	.04%	.04%	.05%
Expenses net of fee waivers, if any	.04% H	.04%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.04% H	.04%	.04%	.04%	.04%	.05%
Net investment income (loss)	4.44% H	3.19%	2.76%	2.40%	3.12%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$42,126,052	$39,134,788	$39,283,051	$32,386,075	$28,282,191	$25,169,575
Portfolio turnover rate I	3% H,J	4% J	2%	7%	2%	3% J

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims or dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable or dividends receivable. Fidelity International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Market Index Fund	$1,050,874
Fidelity Extended Market Index Fund	541,343
Fidelity International Index Fund	497,328

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, certain deemed distributions, redemptions in-kind, partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$44,397,132,223	$38,970,059,557	$(5,186,714,027)	$33,783,345,530
Fidelity Extended Market Index Fund	29,945,897,240	12,410,397,865	(7,368,433,048)	5,041,964,817
Fidelity International Index Fund	37,019,475,110	9,613,170,574	(4,439,105,661)	5,174,064,913

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Total Market Index Fund	$(217,563,437)	$(94,213,099)	$(311,776,536)
Fidelity International Index Fund	(638,550,595)	(2,930,885,699)	(3,569,436,294)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	3,144,720,658	502,334,217
Fidelity Extended Market Index Fund	2,068,542,004	1,124,811,917
Fidelity International Index Fund	2,630,927,298	587,636,075

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	14,963,835	659,585,575	1,011,962,466
Fidelity International Index Fund	1,927,031	44,796,403	87,352,326

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	18,631,939	599,135,386	1,205,102,928
Fidelity International Index Fund	18,103,796	345,133,005	737,189,970

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2024.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index Fund	Borrower	$56,615,500	5.07%	$15,931
Fidelity Extended Market Index Fund	Borrower	$21,316,600	5.12%	$106,180
Fidelity International Index Fund	Borrower	$23,321,913	5.31%	$79,135

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Market Index Fund	$1,084,992	$275,138	$4,457,581
Fidelity Extended Market Index Fund	$3,207,128	$744,333	$14,203,991
Fidelity International Index Fund	$113,894	$-	$-

9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Index Fund	$1,581,000	5.58%	$490

10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Total Market Index Fund	$6,358
Fidelity Extended Market Index Fund	64,185
Fidelity International Index Fund	235

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Total Market Index Fund	.02%
Actual		$ 1,000	$ 1,130.20	$ .11
Hypothetical-B		$ 1,000	$ 1,025.04	$ .10

Fidelity® Extended Market Index Fund	.04%
Actual		$ 1,000	$ 1,050.00	$ .21
Hypothetical-B		$ 1,000	$ 1,024.94	$ .20

Fidelity® International Index Fund	.04%
Actual		$ 1,000	$ 1,051.90	$ .21
Hypothetical-B		$ 1,000	$ 1,024.94	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR and the sub-advisory agreement with Geode, without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Other Contractual Arrangements. The Board considered that current contractual arrangements for Fidelity Extended Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for Fidelity International Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for Fidelity Total Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.929382.111
SIF-I-SANN-1023
Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
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Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	7.4
Microsoft Corp.	6.5
Amazon.com, Inc.	3.3
NVIDIA Corp.	3.2
Alphabet, Inc. Class A	2.2
Alphabet, Inc. Class C	1.9
Tesla, Inc.	1.9
Meta Platforms, Inc. Class A	1.7
Berkshire Hathaway, Inc. Class B	1.7
Exxon Mobil Corp.	1.2
31.0

Market Sectors (% of Fund's net assets)

Information Technology	28.1
Health Care	13.1
Financials	12.4
Consumer Discretionary	10.6
Communication Services	8.8
Industrials	8.4
Consumer Staples	6.6
Energy	4.4
Materials	2.5
Real Estate	2.4
Utilities	2.4

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	665,175	9,837,938
Verizon Communications, Inc.	391,163	13,682,882
		23,520,820
Entertainment - 1.3%
Activision Blizzard, Inc.	66,566	6,123,406
Electronic Arts, Inc.	24,240	2,908,315
Live Nation Entertainment, Inc. (a)	13,409	1,133,463
Netflix, Inc. (a)	41,363	17,938,306
Take-Two Interactive Software, Inc. (a)	14,753	2,097,877
The Walt Disney Co. (a)	170,020	14,227,274
Warner Bros Discovery, Inc. (a)	206,259	2,710,243
		47,138,884
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	552,828	75,278,589
Class C (a)	475,461	65,304,568
Match Group, Inc. (a)	25,941	1,215,855
Meta Platforms, Inc. Class A (a)	205,832	60,903,630
		202,702,642
Media - 0.8%
Charter Communications, Inc. Class A (a)	9,667	4,235,306
Comcast Corp. Class A	387,007	18,096,447
Fox Corp.:
Class A	24,827	820,781
Class B	12,901	393,739
Interpublic Group of Companies, Inc.	35,991	1,173,667
News Corp.:
Class A	35,461	762,057
Class B	10,897	239,734
Omnicom Group, Inc.	18,561	1,503,627
Paramount Global Class B (b)	47,157	711,599
		27,936,957
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	53,590	7,301,638
TOTAL COMMUNICATION SERVICES		308,600,941
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.1%
Aptiv PLC (a)	25,168	2,553,294
BorgWarner, Inc.	21,804	888,513
		3,441,807
Automobiles - 2.1%
Ford Motor Co.	365,655	4,435,395
General Motors Co.	129,343	4,334,284
Tesla, Inc. (a)	250,674	64,693,946
		73,463,625
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	830,580	114,628,346
eBay, Inc.	49,755	2,228,029
Etsy, Inc. (a)	11,477	844,363
		117,700,738
Distributors - 0.1%
Genuine Parts Co.	13,075	2,010,020
LKQ Corp.	23,599	1,239,655
Pool Corp.	3,632	1,327,859
		4,577,534
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)	3,437	10,671,988
Caesars Entertainment, Inc. (a)	20,022	1,106,416
Carnival Corp. (a)	93,454	1,478,442
Chipotle Mexican Grill, Inc. (a)	2,567	4,945,685
Darden Restaurants, Inc.	11,252	1,749,799
Domino's Pizza, Inc.	3,283	1,271,834
Expedia, Inc. (a)	13,268	1,438,119
Hilton Worldwide Holdings, Inc.	24,623	3,660,209
Las Vegas Sands Corp.	30,579	1,677,564
Marriott International, Inc. Class A	23,992	4,882,612
McDonald's Corp.	67,934	19,099,644
MGM Resorts International	28,120	1,236,718
Norwegian Cruise Line Holdings Ltd. (a)	39,464	653,918
Royal Caribbean Cruises Ltd. (a)	20,464	2,024,708
Starbucks Corp.	106,669	10,393,827
Wynn Resorts Ltd.	9,635	976,796
Yum! Brands, Inc.	26,062	3,371,902
		70,640,181
Household Durables - 0.4%
D.R. Horton, Inc.	28,874	3,436,583
Garmin Ltd.	14,235	1,509,195
Lennar Corp. Class A	23,606	2,811,239
Mohawk Industries, Inc. (a)	4,914	498,230
Newell Brands, Inc.	35,038	370,702
NVR, Inc. (a)	284	1,811,162
PulteGroup, Inc.	20,764	1,703,894
Whirlpool Corp.	5,135	718,695
		12,859,700
Leisure Products - 0.0%
Hasbro, Inc.	12,146	874,512
Specialty Retail - 2.1%
AutoZone, Inc. (a)	1,712	4,333,637
Bath & Body Works, Inc.	21,302	785,405
Best Buy Co., Inc.	18,106	1,384,204
CarMax, Inc. (a)	14,716	1,202,003
Lowe's Companies, Inc.	55,489	12,789,105
O'Reilly Automotive, Inc. (a)	5,665	5,323,401
Ross Stores, Inc.	31,827	3,876,847
The Home Depot, Inc.	94,225	31,122,518
TJX Companies, Inc.	107,143	9,908,585
Tractor Supply Co.	10,195	2,227,608
Ulta Beauty, Inc. (a)	4,661	1,934,455
		74,887,768
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	114,642	11,660,238
Ralph Lauren Corp.	3,823	445,876
Tapestry, Inc.	21,565	718,546
VF Corp.	30,730	607,225
		13,431,885
TOTAL CONSUMER DISCRETIONARY		371,877,750
CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	17,013	1,125,070
Constellation Brands, Inc. Class A (sub. vtg.)	15,003	3,909,182
Keurig Dr. Pepper, Inc.	78,369	2,637,117
Molson Coors Beverage Co. Class B	17,468	1,109,043
Monster Beverage Corp.	71,099	4,081,794
PepsiCo, Inc.	128,191	22,807,743
The Coca-Cola Co.	362,153	21,667,614
		57,337,563
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	41,265	22,666,039
Dollar General Corp.	20,387	2,823,600
Dollar Tree, Inc. (a)	19,347	2,367,299
Kroger Co.	60,766	2,818,935
Sysco Corp.	47,144	3,283,580
Target Corp.	42,945	5,434,690
Walgreens Boots Alliance, Inc.	66,626	1,686,304
Walmart, Inc.	130,511	21,222,394
		62,302,841
Food Products - 1.0%
Archer Daniels Midland Co.	50,675	4,018,528
Bunge Ltd.	14,012	1,601,852
Campbell Soup Co.	18,666	778,372
Conagra Brands, Inc.	44,429	1,327,539
General Mills, Inc.	54,650	3,697,619
Hormel Foods Corp.	26,950	1,040,001
Kellogg Co.	23,915	1,459,293
Lamb Weston Holdings, Inc.	13,557	1,320,587
McCormick & Co., Inc. (non-vtg.)	23,339	1,915,665
Mondelez International, Inc.	126,715	9,029,711
The Hershey Co.	13,704	2,944,441
The J.M. Smucker Co.	9,920	1,437,904
The Kraft Heinz Co.	74,215	2,455,774
Tyson Foods, Inc. Class A	26,571	1,415,437
		34,442,723
Household Products - 1.4%
Church & Dwight Co., Inc.	22,728	2,199,389
Colgate-Palmolive Co.	77,185	5,670,782
Kimberly-Clark Corp.	31,390	4,043,974
Procter & Gamble Co.	219,309	33,848,151
The Clorox Co.	11,502	1,799,488
		47,561,784
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,575	3,463,435
Kenvue, Inc.	160,362	3,696,344
		7,159,779
Tobacco - 0.6%
Altria Group, Inc.	166,086	7,344,323
Philip Morris International, Inc.	144,426	13,873,562
		21,217,885
TOTAL CONSUMER STAPLES		230,022,575
ENERGY - 4.4%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	94,196	3,408,953
Halliburton Co.	83,945	3,241,956
Schlumberger Ltd.	132,623	7,819,452
		14,470,361
Oil, Gas & Consumable Fuels - 4.0%
APA Corp.	28,712	1,258,734
Chevron Corp.	165,622	26,681,704
ConocoPhillips Co.	112,591	13,401,707
Coterra Energy, Inc.	70,472	1,986,606
Devon Energy Corp.	59,702	3,050,175
Diamondback Energy, Inc.	16,849	2,557,341
EOG Resources, Inc.	54,418	6,999,243
EQT Corp.	33,696	1,456,341
Exxon Mobil Corp.	376,187	41,828,233
Hess Corp.	25,713	3,972,659
Kinder Morgan, Inc.	183,495	3,159,784
Marathon Oil Corp.	57,494	1,514,967
Marathon Petroleum Corp.	39,478	5,636,274
Occidental Petroleum Corp.	66,852	4,197,637
ONEOK, Inc.	41,629	2,714,211
Phillips 66 Co.	42,695	4,874,061
Pioneer Natural Resources Co.	21,747	5,174,264
Targa Resources Corp.	21,028	1,813,665
The Williams Companies, Inc.	113,343	3,913,734
Valero Energy Corp.	33,637	4,369,446
		140,560,786
TOTAL ENERGY		155,031,147
FINANCIALS - 12.4%
Banks - 2.9%
Bank of America Corp.	645,102	18,495,074
Citigroup, Inc.	181,134	7,479,023
Citizens Financial Group, Inc.	45,102	1,268,719
Comerica, Inc.	12,249	589,299
Fifth Third Bancorp	63,330	1,681,412
Huntington Bancshares, Inc.	134,301	1,489,398
JPMorgan Chase & Co.	271,909	39,788,444
KeyCorp	87,003	985,744
M&T Bank Corp.	15,433	1,929,897
PNC Financial Services Group, Inc.	37,134	4,483,188
Regions Financial Corp.	87,295	1,600,990
Truist Financial Corp.	123,924	3,785,878
U.S. Bancorp	129,791	4,741,265
Wells Fargo & Co.	349,130	14,415,578
Zions Bancorp NA	13,777	489,084
		103,222,993
Capital Markets - 2.7%
Ameriprise Financial, Inc.	9,694	3,272,501
Bank of New York Mellon Corp.	66,816	2,998,034
BlackRock, Inc. Class A	13,935	9,762,025
Cboe Global Markets, Inc.	9,824	1,470,751
Charles Schwab Corp.	138,274	8,178,907
CME Group, Inc.	33,471	6,783,902
FactSet Research Systems, Inc.	3,566	1,556,238
Franklin Resources, Inc.	26,558	710,161
Goldman Sachs Group, Inc.	30,933	10,137,053
Intercontinental Exchange, Inc.	52,095	6,146,689
Invesco Ltd.	42,621	678,526
MarketAxess Holdings, Inc.	3,505	844,460
Moody's Corp.	14,684	4,945,571
Morgan Stanley	121,210	10,321,032
MSCI, Inc.	7,449	4,049,425
NASDAQ, Inc.	31,508	1,653,540
Northern Trust Corp.	19,389	1,474,921
Raymond James Financial, Inc.	17,746	1,856,054
S&P Global, Inc.	30,519	11,928,656
State Street Corp.	31,100	2,137,814
T. Rowe Price Group, Inc.	20,895	2,345,046
		93,251,306
Consumer Finance - 0.4%
American Express Co.	55,322	8,740,323
Capital One Financial Corp.	35,518	3,636,688
Discover Financial Services	23,624	2,127,814
Synchrony Financial	39,948	1,289,521
		15,794,346
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	165,929	59,767,626
Fidelity National Information Services, Inc.	55,121	3,079,059
Fiserv, Inc. (a)	57,439	6,972,520
FleetCor Technologies, Inc. (a)	6,870	1,866,785
Global Payments, Inc.	24,373	3,087,815
Jack Henry & Associates, Inc.	6,780	1,062,968
MasterCard, Inc. Class A	77,858	32,127,325
PayPal Holdings, Inc. (a)	103,812	6,489,288
Visa, Inc. Class A	150,571	36,992,283
		151,445,669
Insurance - 2.1%
AFLAC, Inc.	51,161	3,815,076
Allstate Corp.	24,456	2,636,601
American International Group, Inc.	67,340	3,940,737
Aon PLC	19,004	6,335,744
Arch Capital Group Ltd. (a)	34,653	2,663,430
Arthur J. Gallagher & Co.	19,930	4,593,466
Assurant, Inc.	4,945	688,987
Brown & Brown, Inc.	21,905	1,623,161
Chubb Ltd.	38,537	7,740,927
Cincinnati Financial Corp.	14,626	1,547,285
Everest Re Group Ltd.	3,993	1,440,195
Globe Life, Inc.	8,260	921,568
Hartford Financial Services Group, Inc.	28,863	2,072,941
Lincoln National Corp.	14,393	369,324
Loews Corp.	17,632	1,094,771
Marsh & McLennan Companies, Inc.	46,032	8,975,780
MetLife, Inc.	59,853	3,791,089
Principal Financial Group, Inc.	21,005	1,632,299
Progressive Corp.	54,466	7,269,577
Prudential Financial, Inc.	33,957	3,214,709
The Travelers Companies, Inc.	21,491	3,464,994
W.R. Berkley Corp.	18,675	1,155,236
Willis Towers Watson PLC	9,901	2,047,131
		73,035,028
TOTAL FINANCIALS		436,749,342
HEALTH CARE - 13.1%
Biotechnology - 2.0%
AbbVie, Inc.	164,161	24,125,101
Amgen, Inc.	49,717	12,744,456
Biogen, Inc. (a)	13,468	3,600,804
Gilead Sciences, Inc.	116,062	8,876,422
Incyte Corp. (a)	17,229	1,111,787
Moderna, Inc. (a)	30,504	3,449,087
Regeneron Pharmaceuticals, Inc. (a)	10,039	8,297,133
Vertex Pharmaceuticals, Inc. (a)	23,964	8,347,620
		70,552,410
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	161,803	16,649,529
Align Technology, Inc. (a)	6,621	2,450,697
Baxter International, Inc.	47,066	1,910,880
Becton, Dickinson & Co.	26,427	7,385,025
Boston Scientific Corp. (a)	133,774	7,215,770
Dentsply Sirona, Inc.	19,767	733,158
DexCom, Inc. (a)	36,068	3,642,147
Edwards Lifesciences Corp. (a)	56,406	4,313,367
GE Healthcare Holding LLC	36,383	2,563,182
Hologic, Inc. (a)	22,900	1,711,546
IDEXX Laboratories, Inc. (a)	7,723	3,949,619
Insulet Corp. (a)	6,485	1,243,239
Intuitive Surgical, Inc. (a)	32,603	10,194,306
Medtronic PLC	123,791	10,088,967
ResMed, Inc.	13,671	2,181,755
STERIS PLC	9,238	2,120,952
Stryker Corp.	31,435	8,913,394
Teleflex, Inc.	4,370	929,674
The Cooper Companies, Inc.	4,602	1,702,694
Zimmer Biomet Holdings, Inc.	19,406	2,311,643
		92,211,544
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	23,688	2,068,673
Cencora, Inc.	15,070	2,652,019
Centene Corp. (a)	51,058	3,147,726
Cigna Group	27,529	7,605,162
CVS Health Corp.	119,284	7,773,738
DaVita HealthCare Partners, Inc. (a)	5,147	527,156
Elevance Health, Inc.	22,057	9,749,415
HCA Holdings, Inc.	19,196	5,323,051
Henry Schein, Inc. (a)	12,187	932,793
Humana, Inc.	11,625	5,366,449
Laboratory Corp. of America Holdings	8,243	1,715,368
McKesson Corp.	12,617	5,202,241
Molina Healthcare, Inc. (a)	5,424	1,682,091
Quest Diagnostics, Inc.	10,435	1,372,203
UnitedHealth Group, Inc.	86,629	41,285,649
Universal Health Services, Inc. Class B	5,869	790,554
		97,194,288
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	27,514	3,331,120
Bio-Rad Laboratories, Inc. Class A (a)	1,986	794,797
Bio-Techne Corp.	14,641	1,147,854
Charles River Laboratories International, Inc. (a)	4,762	984,877
Danaher Corp.	61,794	16,375,410
Illumina, Inc. (a)	14,710	2,430,386
IQVIA Holdings, Inc. (a)	17,265	3,843,707
Mettler-Toledo International, Inc. (a)	2,049	2,486,421
Revvity, Inc.	11,672	1,365,974
Thermo Fisher Scientific, Inc.	35,890	19,994,319
Waters Corp. (a)	5,493	1,542,434
West Pharmaceutical Services, Inc.	6,908	2,810,865
		57,108,164
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	195,476	12,051,095
Catalent, Inc. (a)	16,756	837,297
Eli Lilly & Co.	73,311	40,628,956
Johnson & Johnson	224,057	36,225,536
Merck & Co., Inc.	236,100	25,730,178
Organon & Co.	23,729	521,089
Pfizer, Inc.	525,273	18,584,159
Viatris, Inc.	111,575	1,199,431
Zoetis, Inc. Class A	42,997	8,191,358
		143,969,099
TOTAL HEALTH CARE		461,035,505
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	6,531	1,390,515
General Dynamics Corp.	20,931	4,743,802
Howmet Aerospace, Inc.	34,224	1,693,061
Huntington Ingalls Industries, Inc.	3,714	818,268
L3Harris Technologies, Inc.	17,627	3,139,192
Lockheed Martin Corp.	20,972	9,402,796
Northrop Grumman Corp.	13,282	5,752,301
RTX Corp.	135,953	11,697,396
Textron, Inc.	18,764	1,458,150
The Boeing Co. (a)	52,618	11,788,011
TransDigm Group, Inc.	4,855	4,388,192
		56,271,684
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	10,833	979,628
Expeditors International of Washington, Inc.	14,217	1,659,266
FedEx Corp.	21,516	5,616,106
United Parcel Service, Inc. Class B	67,438	11,423,997
		19,678,997
Building Products - 0.4%
A.O. Smith Corp.	11,595	840,638
Allegion PLC	8,182	931,193
Carrier Global Corp.	77,678	4,462,601
Johnson Controls International PLC	63,838	3,770,272
Masco Corp.	20,923	1,234,666
Trane Technologies PLC	21,219	4,355,412
		15,594,782
Commercial Services & Supplies - 0.5%
Cintas Corp.	8,044	4,055,543
Copart, Inc.	79,824	3,578,510
Republic Services, Inc.	19,130	2,757,207
Rollins, Inc.	21,553	852,852
Waste Management, Inc.	34,447	5,400,601
		16,644,713
Construction & Engineering - 0.1%
Quanta Services, Inc.	13,509	2,835,134
Electrical Equipment - 0.6%
AMETEK, Inc.	21,448	3,421,170
Eaton Corp. PLC	37,089	8,544,193
Emerson Electric Co.	53,177	5,224,640
Generac Holdings, Inc. (a)	5,787	687,553
Rockwell Automation, Inc.	10,689	3,335,823
		21,213,379
Ground Transportation - 0.8%
CSX Corp.	189,169	5,712,904
J.B. Hunt Transport Services, Inc.	7,715	1,449,494
Norfolk Southern Corp.	21,181	4,342,317
Old Dominion Freight Lines, Inc.	8,366	3,575,377
Union Pacific Corp.	56,730	12,512,936
		27,593,028
Industrial Conglomerates - 0.8%
3M Co.	51,329	5,475,264
General Electric Co.	101,325	11,597,660
Honeywell International, Inc.	61,916	11,636,493
		28,709,417
Machinery - 1.8%
Caterpillar, Inc.	47,952	13,480,746
Cummins, Inc.	13,172	3,030,087
Deere & Co.	25,090	10,310,485
Dover Corp.	13,013	1,929,828
Fortive Corp.	32,897	2,593,928
IDEX Corp.	7,032	1,592,045
Illinois Tool Works, Inc.	25,732	6,364,810
Ingersoll Rand, Inc.	37,640	2,620,120
Nordson Corp.	5,003	1,221,432
Otis Worldwide Corp.	38,457	3,289,996
PACCAR, Inc.	48,625	4,001,351
Parker Hannifin Corp.	11,938	4,976,952
Pentair PLC	15,347	1,078,280
Snap-On, Inc.	4,925	1,322,855
Stanley Black & Decker, Inc.	14,248	1,344,726
Westinghouse Air Brake Tech Co.	16,737	1,883,247
Xylem, Inc.	22,263	2,305,111
		63,345,999
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	11,900	499,443
American Airlines Group, Inc. (a)	60,749	894,833
Delta Air Lines, Inc.	59,804	2,564,396
Southwest Airlines Co.	55,368	1,749,629
United Airlines Holdings, Inc. (a)	30,517	1,520,052
		7,228,353
Professional Services - 0.8%
Automatic Data Processing, Inc.	38,441	9,787,463
Broadridge Financial Solutions, Inc.	10,978	2,044,213
Ceridian HCM Holding, Inc. (a)	14,425	1,046,101
Equifax, Inc.	11,412	2,358,860
Jacobs Solutions, Inc.	11,804	1,591,415
Leidos Holdings, Inc.	12,747	1,242,960
Paychex, Inc.	29,855	3,649,177
Paycom Software, Inc.	4,523	1,333,561
Robert Half, Inc.	10,027	741,597
Verisk Analytics, Inc.	13,473	3,263,430
		27,058,777
Trading Companies & Distributors - 0.2%
Fastenal Co.	53,133	3,059,398
United Rentals, Inc.	6,395	3,047,473
W.W. Grainger, Inc.	4,155	2,967,252
		9,074,123
TOTAL INDUSTRIALS		295,248,386
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	23,235	4,536,169
Cisco Systems, Inc.	381,105	21,856,372
F5, Inc. (a)	5,626	920,751
Juniper Networks, Inc.	29,921	871,300
Motorola Solutions, Inc.	15,606	4,425,393
		32,609,985
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	55,393	4,895,633
CDW Corp.	12,541	2,648,032
Corning, Inc.	71,189	2,336,423
Keysight Technologies, Inc. (a)	16,575	2,209,448
TE Connectivity Ltd.	29,320	3,881,675
Teledyne Technologies, Inc. (a)	4,377	1,830,899
Trimble, Inc. (a)	23,079	1,264,498
Zebra Technologies Corp. Class A (a)	4,786	1,316,198
		20,382,806
IT Services - 1.2%
Accenture PLC Class A	58,762	19,025,373
Akamai Technologies, Inc. (a)	14,139	1,485,868
Cognizant Technology Solutions Corp. Class A	47,220	3,381,424
DXC Technology Co. (a)	21,208	439,854
EPAM Systems, Inc. (a)	5,389	1,395,697
Gartner, Inc. (a)	7,355	2,571,896
IBM Corp.	84,492	12,405,960
VeriSign, Inc. (a)	8,427	1,751,046
		42,457,118
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	149,838	15,840,873
Analog Devices, Inc.	47,068	8,556,021
Applied Materials, Inc.	78,636	12,012,435
Broadcom, Inc.	38,793	35,801,672
Enphase Energy, Inc. (a)	12,751	1,613,384
First Solar, Inc. (a)	9,244	1,748,225
Intel Corp.	388,096	13,637,693
KLA Corp.	12,766	6,406,872
Lam Research Corp.	12,500	8,780,000
Microchip Technology, Inc.	50,971	4,171,467
Micron Technology, Inc.	101,829	7,121,920
Monolithic Power Systems, Inc.	4,192	2,184,912
NVIDIA Corp.	230,116	113,573,752
NXP Semiconductors NV	24,168	4,971,841
ON Semiconductor Corp. (a)	40,184	3,956,517
Qorvo, Inc. (a)	9,294	998,083
Qualcomm, Inc.	103,654	11,871,493
Skyworks Solutions, Inc.	14,809	1,610,331
SolarEdge Technologies, Inc. (a)	5,237	851,379
Teradyne, Inc.	14,426	1,556,133
Texas Instruments, Inc.	84,455	14,193,507
		271,458,510
Software - 10.1%
Adobe, Inc. (a)	42,680	23,872,631
ANSYS, Inc. (a)	8,063	2,571,049
Autodesk, Inc. (a)	19,926	4,422,376
Cadence Design Systems, Inc. (a)	25,372	6,100,444
Fair Isaac Corp. (a)	2,325	2,103,172
Fortinet, Inc. (a)	60,638	3,651,014
Gen Digital, Inc.	52,924	1,071,711
Intuit, Inc.	26,104	14,143,408
Microsoft Corp.	691,846	226,759,445
Oracle Corp.	143,188	17,238,403
Palo Alto Networks, Inc. (a)	28,156	6,850,355
PTC, Inc. (a)	9,922	1,460,221
Roper Technologies, Inc.	9,918	4,949,677
Salesforce, Inc. (a)	91,094	20,173,677
ServiceNow, Inc. (a)	18,957	11,162,450
Synopsys, Inc. (a)	14,171	6,502,930
Tyler Technologies, Inc. (a)	3,901	1,554,275
		354,587,238
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	1,375,691	258,451,061
Hewlett Packard Enterprise Co.	120,581	2,048,671
HP, Inc.	80,669	2,396,676
NetApp, Inc.	19,905	1,526,714
Seagate Technology Holdings PLC	17,911	1,267,920
Western Digital Corp. (a)	29,736	1,338,120
		267,029,162
TOTAL INFORMATION TECHNOLOGY		988,524,819
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	20,668	6,107,187
Albemarle Corp.	10,918	2,169,516
Celanese Corp. Class A	9,313	1,176,791
CF Industries Holdings, Inc.	18,137	1,397,819
Corteva, Inc.	66,146	3,341,034
Dow, Inc.	65,814	3,590,812
DuPont de Nemours, Inc.	42,711	3,284,049
Eastman Chemical Co.	11,086	942,421
Ecolab, Inc.	23,049	4,236,637
FMC Corp.	11,623	1,002,251
International Flavors & Fragrances, Inc.	23,734	1,672,060
Linde PLC	45,556	17,631,994
LyondellBasell Industries NV Class A	23,608	2,331,762
PPG Industries, Inc.	21,905	3,105,253
Sherwin-Williams Co.	21,836	5,933,278
The Mosaic Co.	30,874	1,199,455
		59,122,319
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5,766	2,574,000
Vulcan Materials Co.	12,381	2,702,153
		5,276,153
Containers & Packaging - 0.2%
Amcor PLC	136,921	1,333,611
Avery Dennison Corp.	7,512	1,415,111
Ball Corp.	29,269	1,593,697
International Paper Co.	32,314	1,128,405
Packaging Corp. of America	8,360	1,246,476
Sealed Air Corp.	13,435	497,901
WestRock Co.	23,829	779,447
		7,994,648
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	133,363	5,322,517
Newmont Corp.	73,945	2,914,912
Nucor Corp.	23,376	4,023,010
Steel Dynamics, Inc.	14,942	1,592,668
		13,853,107
TOTAL MATERIALS		86,246,227
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	14,649	1,704,265
American Tower Corp.	43,364	7,862,760
AvalonBay Communities, Inc.	13,213	2,428,814
Boston Properties, Inc.	13,307	888,508
Camden Property Trust (SBI)	9,929	1,068,559
Crown Castle International Corp.	40,351	4,055,276
Digital Realty Trust, Inc.	27,109	3,570,797
Equinix, Inc.	8,702	6,799,569
Equity Residential (SBI)	31,732	2,057,186
Essex Property Trust, Inc.	5,974	1,424,142
Extra Space Storage, Inc.	19,652	2,528,819
Federal Realty Investment Trust (SBI)	6,826	668,538
Healthpeak Properties, Inc.	50,899	1,047,501
Host Hotels & Resorts, Inc.	66,095	1,043,640
Invitation Homes, Inc.	54,092	1,843,996
Iron Mountain, Inc.	27,134	1,724,094
Kimco Realty Corp.	57,637	1,091,645
Mid-America Apartment Communities, Inc.	10,855	1,576,472
Prologis (REIT), Inc.	85,926	10,672,009
Public Storage	14,723	4,069,143
Realty Income Corp.	62,642	3,510,458
Regency Centers Corp.	15,289	950,976
SBA Communications Corp. Class A	10,081	2,263,487
Simon Property Group, Inc.	30,425	3,452,933
UDR, Inc.	28,770	1,147,923
Ventas, Inc.	37,223	1,625,901
VICI Properties, Inc.	93,443	2,881,782
Welltower, Inc.	46,248	3,833,034
Weyerhaeuser Co.	68,139	2,231,552
		80,023,779
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	28,918	2,459,476
CoStar Group, Inc. (a)	38,012	3,116,604
		5,576,080
TOTAL REAL ESTATE		85,599,859
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	23,365	1,172,222
American Electric Power Co., Inc.	47,903	3,755,595
Constellation Energy Corp.	30,186	3,144,174
Duke Energy Corp.	71,713	6,368,114
Edison International	35,638	2,453,676
Entergy Corp.	19,675	1,874,044
Evergy, Inc.	21,347	1,173,445
Eversource Energy	32,461	2,071,661
Exelon Corp.	92,547	3,712,986
FirstEnergy Corp.	50,640	1,826,585
NextEra Energy, Inc.	188,276	12,576,837
NRG Energy, Inc.	21,420	804,321
PG&E Corp. (a)	150,427	2,451,960
Pinnacle West Capital Corp.	10,538	814,271
PPL Corp.	68,587	1,709,188
Southern Co.	101,465	6,872,224
Xcel Energy, Inc.	51,214	2,925,856
		55,707,159
Gas Utilities - 0.0%
Atmos Energy Corp.	13,444	1,558,832
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	62,199	1,115,228
Multi-Utilities - 0.7%
Ameren Corp.	24,437	1,937,121
CenterPoint Energy, Inc.	58,718	1,637,645
CMS Energy Corp.	27,139	1,524,940
Consolidated Edison, Inc.	32,247	2,868,693
Dominion Energy, Inc.	77,780	3,775,441
DTE Energy Co.	19,178	1,982,622
NiSource, Inc.	38,397	1,027,504
Public Service Enterprise Group, Inc.	46,428	2,835,822
Sempra	58,557	4,111,873
WEC Energy Group, Inc.	29,353	2,469,174
		24,170,835
Water Utilities - 0.1%
American Water Works Co., Inc.	18,112	2,512,859
TOTAL UTILITIES		85,064,913
TOTAL COMMON STOCKS (Cost $2,688,252,206)		3,504,001,464

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $1,498,718)	1,500,000	1,498,682

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (e)	26,608,504	26,613,825
Fidelity Securities Lending Cash Central Fund 5.44% (e)(f)	316,600	316,632
TOTAL MONEY MARKET FUNDS (Cost $26,930,457)		26,930,457

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,716,681,381)	3,532,430,603
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(16,331,362)
NET ASSETS - 100.0%	3,516,099,241

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	54	Sep 2023	12,193,200	390,455	390,455

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $504,556.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	11,844,757	240,875,207	226,106,139	470,895	-	-	26,613,825	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	1,344,022	29,750,343	30,777,733	28,053	-	-	316,632	0.0%
Total	13,188,779	270,625,550	256,883,872	498,948	-	-	26,930,457

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	308,600,941	308,600,941	-	-
Consumer Discretionary	371,877,750	371,877,750	-	-
Consumer Staples	230,022,575	230,022,575	-	-
Energy	155,031,147	155,031,147	-	-
Financials	436,749,342	436,749,342	-	-
Health Care	461,035,505	461,035,505	-	-
Industrials	295,248,386	295,248,386	-	-
Information Technology	988,524,819	988,524,819	-	-
Materials	86,246,227	86,246,227	-	-
Real Estate	85,599,859	85,599,859	-	-
Utilities	85,064,913	85,064,913	-	-

U.S. Government and Government Agency Obligations	1,498,682	-	1,498,682	-

Money Market Funds	26,930,457	26,930,457	-	-
Total Investments in Securities:	3,532,430,603	3,530,931,921	1,498,682	-
Derivative Instruments:

Assets
Futures Contracts	390,455	390,455	-	-
Total Assets	390,455	390,455	-	-
Total Derivative Instruments:	390,455	390,455	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	390,455	0
Total Equity Risk	390,455	0
Total Value of Derivatives	390,455	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $309,345) - See accompanying schedule:
Unaffiliated issuers (cost $2,689,750,924)	$3,505,500,146
Fidelity Central Funds (cost $26,930,457)	26,930,457

Total Investment in Securities (cost $2,716,681,381)		$3,532,430,603
Receivable for fund shares sold		3,786,221
Dividends receivable		5,474,654
Distributions receivable from Fidelity Central Funds		125,111
Other receivables		4,251
Total assets		3,541,820,840
Liabilities
Payable for investments purchased	$23,088,823
Payable for fund shares redeemed	2,298,593
Payable for daily variation margin on futures contracts	17,458
Collateral on securities loaned	316,725
Total Liabilities		25,721,599
Net Assets		$3,516,099,241
Net Assets consist of:
Paid in capital		$2,728,268,944
Total accumulated earnings (loss)		787,830,297
Net Assets		$3,516,099,241
Net Asset Value, offering price and redemption price per share ($3,516,099,241 ÷ 182,411,068 shares)		$19.28

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$27,074,199
Interest		32,786
Income from Fidelity Central Funds (including $28,053 from security lending)		498,948
Total Income		27,605,933
Expenses
Independent trustees' fees and expenses	$10,783
Total expenses before reductions	10,783
Expense reductions	(966)
Total expenses after reductions		9,817
Net Investment income (loss)		27,596,116
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,639,126)
Futures contracts	2,301,460
Total net realized gain (loss)		(6,337,666)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	417,086,704
Futures contracts	220,022
Total change in net unrealized appreciation (depreciation)		417,306,726
Net gain (loss)		410,969,060
Net increase (decrease) in net assets resulting from operations		$438,565,176
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,596,116	$45,222,928
Net realized gain (loss)	(6,337,666)	(20,269,843)
Change in net unrealized appreciation (depreciation)	417,306,726	(232,435,811)
Net increase (decrease) in net assets resulting from operations	438,565,176	(207,482,726)
Distributions to shareholders	(24,726,233)	(43,666,587)

Share transactions
Proceeds from sales of shares	647,611,649	1,203,890,069
Reinvestment of distributions	17,676,202	30,157,874
Cost of shares redeemed	(482,251,716)	(824,205,580)

Net increase (decrease) in net assets resulting from share transactions	183,036,135	409,842,363
Total increase (decrease) in net assets	596,875,078	158,693,050

Net Assets
Beginning of period	2,919,224,163	2,760,531,113
End of period	$3,516,099,241	$2,919,224,163

Other Information
Shares
Sold	35,664,382	70,183,552
Issued in reinvestment of distributions	974,821	1,817,410
Redeemed	(26,330,970)	(47,631,899)
Net increase (decrease)	10,308,233	24,369,063

Financial Highlights
Fidelity Flex® 500 Index Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.96	$18.69	$16.28	$12.62	$11.88	$11.58
Income from Investment Operations
Net investment income (loss) B,C	.15	.29	.26	.24	.26	.24
Net realized and unrealized gain (loss)	2.31	(1.74)	2.41	3.66	.73	.29
Total from investment operations	2.46	(1.45)	2.67	3.90	.99	.53
Distributions from net investment income	(.14)	(.28)	(.24)	(.24)	(.25)	(.19)
Distributions from net realized gain	-	-	(.02)	-	-	(.04)
Total distributions	(.14)	(.28)	(.26)	(.24)	(.25)	(.23)
Net asset value, end of period	$19.28	$16.96	$18.69	$16.28	$12.62	$11.88
Total Return D,E	14.55%	(7.73)%	16.38%	31.31%	8.26%	4.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.70% I	1.67%	1.38%	1.69%	1.98%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,516,099	$2,919,224	$2,760,531	$1,688,408	$846,477	$553,837
Portfolio turnover rate J	2% I	5%	2%	6%	3%	8% K

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, certain deemed distributions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$967,059,950
Gross unrealized depreciation	(182,042,012)
Net unrealized appreciation (depreciation)	$785,017,938
Tax cost	$2,747,803,120

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,174,380)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	225,700,035	28,687,918
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex 500 Index Fund	$-	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $966.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity Flex® 500 Index Fund	-%-D
Actual		$ 1,000	$ 1,145.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR and the sub-advisory agreement with Geode without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9881570.106
Z5I-SANN-1023

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023